================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                 Investment Company Act file number 811- 21261

                                Rydex ETF Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                       805 King Farm Boulevard, Suite 600
                         Rockville, Maryland 20850
              ---------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Richard Goldman
                                Rydex ETF Trust
                       805 King Farm Boulevard, Suite 600
                           Rockville, Maryland 20850
                    ---------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-301-296-5100

                      Date of fiscal year end: October 31

                    Date of reporting period: April 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

================================================================================

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                                  April 30, 2011
                                              RYDEX ETF TRUST SEMI-ANNUAL REPORT

                           Rydex S&P 500 Equal Weight ETF (NYSE Arca, Inc.: RSP)

                                          (formerly, Rydex S&P Equal Weight ETF)

                            Rydex Russell Top 50((R) )ETF (NYSE Arca, Inc.: XLG)




(RYDEX SGI LOGO)                                       (RYDEX SGI LOGO)

                                                       SEMI-ANNUAL REPORT      1





 TABLE OF CONTENTS
--------------------------------------------------------------------------------


LETTER TO OUR SHAREHOLDERS...............................................    2

FEES AND EXPENSES........................................................    4

PREMIUM AND DISCOUNT INFORMATION.........................................    5

PORTFOLIO SUMMARY........................................................    6

SCHEDULES OF INVESTMENTS.................................................    8

STATEMENT OF ASSETS AND LIABILITIES......................................   16

STATEMENT OF OPERATIONS..................................................   17

STATEMENTS OF CHANGES IN NET ASSETS......................................   18

FINANCIAL HIGHLIGHTS.....................................................   19

NOTES TO FINANCIAL STATEMENTS............................................   21

SUPPLEMENTAL INFORMATION.................................................   26

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS............................   27

2




LETTER TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

The equity market rise that began shortly after the depths of the financial crisis in 2008 continued through the six months ending April 30, 2011. Investors appeared hopeful the economic recovery was becoming self-sustaining, in spite of an assortment of first quarter 2011 shocks that ranged from higher oil prices to turmoil in the Mid East to the effects of the natural disaster in Japan. Assurance from the Fed that it was not going to immediately reverse its loose monetary policy, and that inflation was transitory, helped drive stocks at April's end to their highest level since just before the Lehman Brothers collapse in September 2008.

Clouding the picture, however, were reports of a slower rate of U.S. output and uncertainty over the expected conclusion of the Fed's quantitative easing program in June. The infusion of liquidity helped stocks rise 30% since last August and 20% over six months ending in April. As investors searching for higher yields increasingly took on credit risk over the past year, many bond sectors also benefited, particularly investment grade corporate bonds and high-yield bonds. Yields on the benchmark 10-year Treasury, meanwhile, have been sliding since December, reflecting increasingly weaker economic data and the potential for Treasuries to benefit from the end of the Fed's bond buying. In April, Standard & Poor's cut its outlook for U.S. sovereign debt for the first time since it started rating it 70 years ago, highlighting the hit to U.S. creditworthiness brought about by unfunded government tax cuts and spending programs, along with fiscal stimulus during the recession that have added significantly to the nation's debt.

April meeting minutes revealed that the Fed's next moves to maintain the economy would be to reduce its balance sheet and then consider whether to begin raising rates. But it also indicated it was in no hurry to make a move, particularly since it believed the recent run-up in commodity prices would not lead to a sustained increase in inflation. It has held short-term rates near zero since December 2008.

Some analysts believe the end of quantitative easing could lead to more caution in the markets, a view supported by weaker-than-expected U.S. GDP figures in late April that showed the economy grew at an annual rate of 1.8% in the first quarter of 2011, compared with estimates of around 2%. The rate was 3.1% for the fourth quarter of 2010. Although some corners of the economy are showing strength, such as job creation and export growth, stronger gains may be needed to help encourage households to spend freely. Unemployment remains stubbornly high at around 9%, while the prices of houses keep falling and sales are down, keeping consumers on edge.

Investors in global markets, meanwhile, are increasingly concerned about the potential for soaring food and energy prices to derail global economic recovery. The International Monetary Fund said global economic growth would slow to 4.5% this year, down from 5% last year. Through the first four months of 2011, stocks in overseas developed markets have risen less than counterparts in the U.S., while emerging markets stocks have also underperformed. Central banks throughout the emerging world have begun hiking rates in an effort to slow inflation, while China has been tapping the brakes on too-fast growth in its economy. Such moves contributed to a slowing in commodity price rises at the beginning of May, after a rapid rise over the prior 12 months.

The price of a barrel of oil rose above $100 in the first quarter of 2011 for the first time since 2008. The higher price of oil as a production cost caused the prices of many metals to slip in early 2011, aided by a pullback in demand due to the Japanese earthquake or China's efforts to slow lending. Gold spent much of the first quarter of 2011 in negative territory, but has turned in a spectacular climb over the past 12 months, rising above $1,500 an ounce in mid-April for the first time. Gold traders said bullion bets have increased as investors question central banks' ability to successfully manage the withdrawal of stimulus policies put in place during the financial crisis.

Helped largely by the Fed's liberal monetary policy, the dollar has lost value against most every other global currency over the past few months, as the value of the dollar against a basket of other currencies fell to a four-decade low. Some strategists believe the dollar may be poised to rally, benefiting from hints at possible Fed tightening.

U.S. economic growth, while not robust, has proven strong enough to overcome some major shocks in the past year. Many market observers, citing recent data on unemployment, housing and inflation, say the economy remains fragile. Others believe the economy is moving into a more mature phase and will continue to expand, although at a lower level than is customary after a major recession. Despite indicators of slowing in the U.S. and Europe, a new recession in Japan and renewed worries about sovereign debt in the eurozone, equity markets are still being buoyed by solid earnings, reasonable valuations and accommodative monetary policy.

                                                       SEMI-ANNUAL REPORT      3





--------------------------------------------------------------------------------


At RydexSGI, our products are designed to help investors navigate uncertain markets, including hedging or augmenting exposures to the equity or fixed-income markets, or introducing alternative assets and strategies to portfolios for overall diversification(1). Thank you for the trust you place in us.

Sincerely,

-s- Michael Byrum
Michael Byrum
President & Chief Investment Officer

Performance displayed represents past performance which is no guarantee of future results. Of course, fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call us at 800.820.0888 or visit www.rydex-sgi.com.

READ EACH FUND'S PROSPECTUS AND SUMMARY PROSPECTUS (IF AVAILABLE) CAREFULLY BEFORE INVESTING. IT CONTAINS THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES, EXPENSES AND OTHER INFORMATION, WHICH SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING. OBTAIN A PROSPECTUS AND SUMMARY PROSPECTUS (IF AVAILABLE) AT WWW.RYDEX-SGI.COM OR CALL 800.820.0888

RYDEXSGI FUNDS ARE DISTRIBUTED BY RYDEX DISTRIBUTORS, LLC (RDL). Security Investors, LLC (SI) is a registered investment advisor, and does business as Security Global Investors(R) and Rydex Investments. SI and RDL are affiliates and are subsidiaries of Security Benefit Corporation, which is wholly owned by Guggenheim SBC Holdings, LLC, a special purpose entity managed by an affiliate of Guggenheim Partners, LLC, a diversified financial services firm with more than $100 billion in assets under supervision.


----------
(1) Diversification neither assures a profit not eliminates the risk of experiencing investment losses.

4




FEES AND EXPENSES (Unaudited)
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLE
As a shareholder of the Rydex ETF Trust, you incur transaction costs such as creation and redemption fees or brokerage charges, and ongoing costs including advisory fees, trustee fees and, if applicable, distribution fees. All other Trust expenses are paid by the advisor. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example in the table is based on an investment of $1,000 invested on October 31, 2010 and held for the six months ended April 30, 2011.

ACTUAL EXPENSES
The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                         BEGINNING      ENDING              EXPENSES
                                                           ACCOUNT     ACCOUNT           PAID DURING
                                               EXPENSE       VALUE       VALUE     SIX-MONTH PERIOD*
                                                 RATIO    10/31/10     4/30/11   10/31/10 TO 4/30/11
                                               -------   ---------   ---------   -------------------
ACTUAL
  Rydex S&P 500 Equal Weight ETF.............    0.40%   $1,000.00   $1,193.60          $2.18
  Rydex Russell Top 50 ETF...................    0.20%   $1,000.00   $1,138.00          $1.06
HYPOTHETICAL (ASSUMING A 5% RETURN BEFORE
  EXPENSES)
  Rydex S&P 500 Equal Weight ETF.............    0.40%   $1,000.00   $1,022.81          $2.01
  Rydex Russell Top 50 ETF...................    0.20%   $1,000.00   $1,023.80          $1.00



--------

    * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

                                                       SEMI-ANNUAL REPORT      5





PREMIUM AND DISCOUNT INFORMATION (Unaudited)
--------------------------------------------------------------------------------

The tables that follow present information about the differences between the daily market price on secondary markets for shares of the Funds and each Fund's NAV. Net Asset Value, or "NAV," is the price per share at which a Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The "Market Price" of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the Exchange on which the Fund is listed for trading, as of the time the Fund's NAV is calculated. A Fund's Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply of and demand for shares of the Funds.

Premiums or discounts are the differences (generally expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a positive percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a negative percentage of the NAV.

The following information shows the frequency distribution of premiums and discounts for the Funds. The information shown for each Fund is for the period from inception to April 30, 2011.

Each line in the table shows the number of trading days in which the Funds traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

                                                                    NUMBER OF DAYS
                                                              --------------------------
                                                                      RYDEX        RYDEX
                                                              S&P 500 EQUAL      RUSSELL
   PREMIUM/DISCOUNT RANGE                                        WEIGHT ETF   TOP 50 ETF
----------------------------------------------------------------------------------------

Greater than 8%                                                       1             0
Between 3.01% and 8%                                                  0             0
Between 1.01% and 3%                                                  3             3
Between .51% and 1%                                                   7             7
Between .26% and .5%                                                 27            24
Between 0% and .25%                                                1003           837
Between -0.01% and -0.25%                                           910           829
Between -0.26% and -0.5%                                             26            26
Between -0.51% and -1%                                                8             7
Between -1.01% and -3%                                                3             2
Between -3.01% and -8%                                                0             0
Less than -8%                                                         0             0
----------------------------------------------------------------------------------------
Total                                                              1988          1735



                                                                      PERCENTAGE
                                                                     OF TOTAL DAYS
                                                              --------------------------
                                                                      RYDEX        RYDEX
                                                              S&P 500 EQUAL      RUSSELL
   PREMIUM/DISCOUNT RANGE                                        WEIGHT ETF   TOP 50 ETF
----------------------------------------------------------------------------------------

Greater than 8%                                                     0.05%         0.00%
Between 3.01% and 8%                                                0.00%         0.00%
Between 1.01% and 3%                                                0.15%         0.17%
Between .51% and 1%                                                 0.35%         0.40%
Between .26% and .5%                                                1.36%         1.38%
Between 0% and .25%                                                50.46%        48.25%
Between -0.01% and -0.25%                                          45.77%        47.78%
Between -0.26% and -0.5%                                            1.31%         1.50%
Between -0.51% and -1%                                              0.40%         0.40%
Between -1.01% and -3%                                              0.15%         0.12%
Between -3.01% and -8%                                              0.00%         0.00%
Less than -8%                                                       0.00%         0.00%
----------------------------------------------------------------------------------------
Total                                                             100.00%       100.00%

6


RYDEX S&P 500 EQUAL WEIGHT ETF
PORTFOLIO SUMMARY (Unaudited)                               As of April 30, 2011
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
NATIONAL SEMICONDUCTOR CORP.                                               0.32%
BIOGEN IDEC, INC.                                                          0.26%
CEPHALON, INC.                                                             0.26%
SUPERVALU, INC.                                                            0.26%
LIMITED BRANDS, INC.                                                       0.25%
ABERCROMBIE & FITCH CO. -- CLASS A                                         0.25%
WYNN RESORTS LTD.                                                          0.23%
CITRIX SYSTEMS, INC.                                                       0.23%
GOODYEAR TIRE & RUBBER CO.(THE)                                            0.23%
MOODY'S CORP.                                                              0.23%
------------------------------------------------------------------------------------



SECTOR ALLOCATIONS*

(PIE CHART)

Consumer Discretionary                       16.26
Financials                                   15.79
Information Technology                       14.70
Industrials                                  12.10
Health Care                                  10.52
Consumer Staples                              8.35
Energy                                        7.86
Utilities                                     6.83
Materials                                     6.03
Telecommunication Services                    1.56




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

                                                       SEMI-ANNUAL REPORT      7



RYDEX RUSSELL TOP 50 ETF
PORTFOLIO SUMMARY (Unaudited)                               As of April 30, 2011
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
EXXON MOBIL CORP.                                                          7.53%
APPLE, INC.                                                                5.32%
CHEVRON CORP.                                                              3.69%
INTERNATIONAL BUSINESS MACHINES CORP.                                      3.67%
GENERAL ELECTRIC CO.                                                       3.66%
MICROSOFT CORP.                                                            3.34%
PROCTER & GAMBLE CO.                                                       3.14%
AT&T, INC.                                                                 3.09%
JPMORGAN CHASE & CO.                                                       3.05%
JOHNSON & JOHNSON, INC.                                                    3.04%
------------------------------------------------------------------------------------



SECTOR ALLOCATIONS*

(PIE CHART)

Information Technology                       24.43
Energy                                       16.85
Financials                                   14.57
Consumer Staples                             14.04
Health Care                                  10.82
Industrials                                   8.17
Consumer Discretionary                        6.23
Telecommunication Services                    4.89




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

8



RYDEX S&P 500 EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2011
--------------------------------------------------------------------------------


                                                  MARKET
                                  SHARES           VALUE
--------------------------------------------------------
COMMON STOCKS 99.8%
  AEROSPACE & DEFENSE 2.3%
  Boeing Co.(The)............     87,830      $7,007,077
  General Dynamics Corp. ....     81,271       5,918,154
  Goodrich Corp. ............     73,376       6,484,237
  Honeywell International,
     Inc. ...................    108,552       6,646,639
  ITT Corp. .................    106,888       6,177,058
  L-3 Communications
     Holdings, Inc. .........     77,362       6,203,659
  Lockheed Martin Corp. .....     74,780       5,926,315
  Northrop Grumman Corp. ....    100,680       6,404,255
  Precision Castparts
     Corp. ..................     43,188       6,673,410
  Raytheon Co. ..............    120,524       5,851,440
  Rockwell Collins, Inc. ....     96,913       6,115,210
  United Technologies
     Corp. ..................     75,526       6,765,619
                                          --------------
TOTAL AEROSPACE & DEFENSE                     76,173,073
                                          --------------
  AIR FREIGHT & LOGISTICS 0.8%
  C.H. Robinson Worldwide,
     Inc. ...................     83,579       6,701,364
  Expeditors International of
     Washington, Inc. .......    127,424       6,915,301
  FedEx Corp. ...............     68,157       6,520,580
  United Parcel Service,
     Inc. -- Class B.........     84,014       6,298,530
                                          --------------
TOTAL AIR FREIGHT & LOGISTICS                 26,435,775
                                          --------------
  AIRLINES 0.2%
  Southwest Airlines Co. ....    503,337       5,914,210
                                          --------------
TOTAL AIRLINES                                 5,914,210
                                          --------------
  AUTO COMPONENTS 0.4%
  Goodyear Tire & Rubber
     Co.(The)*...............    411,587       7,470,304
  Johnson Controls, Inc. ....    151,192       6,198,872
                                          --------------
TOTAL AUTO COMPONENTS                         13,669,176
                                          --------------
  AUTOMOBILES 0.4%
  Ford Motor Co.*............    420,127       6,499,365
  Harley-Davidson, Inc. .....    149,540       5,571,860
                                          --------------
TOTAL AUTOMOBILES                             12,071,225
                                          --------------
  BEVERAGES 1.4%
  Brown-Forman Corp. -- Class
     B.......................     90,498       6,503,186
  Coca-Cola Co.(The).........     96,382       6,501,930
  Coca-Cola Enterprises,
     Inc. ...................    234,919       6,674,049
  Constellation Brands,
     Inc. -- Class A*........    329,053       7,367,497
  Dr Pepper Snapple Group,
     Inc. ...................    160,750       6,301,400
  Molson Coors Brewing
     Co. -- Class B..........    139,126       6,782,392
  PepsiCo, Inc. .............     95,376       6,570,453
                                          --------------
TOTAL BEVERAGES                               46,700,907
                                          --------------
  BIOTECHNOLOGY 1.1%
  Amgen, Inc.*...............    112,321       6,385,449
  Biogen Idec, Inc.*.........     86,860       8,455,821
  Celgene Corp.*.............    113,068       6,657,444
  Cephalon, Inc.*............    109,112       8,379,801
  Gilead Sciences, Inc.*.....    149,268       5,797,569
                                          --------------
TOTAL BIOTECHNOLOGY                           35,676,084
                                          --------------
  BUILDING PRODUCTS 0.2%
  Masco Corp. ...............    438,470       5,884,267
                                          --------------
TOTAL BUILDING PRODUCTS                        5,884,267
                                          --------------
  CAPITAL MARKETS 2.9%
  Ameriprise Financial,
     Inc. ...................     99,891       6,199,235
  Bank of New York Mellon
     Corp. ..................    208,974       6,051,887
  BlackRock, Inc. ...........     30,298       5,936,590
  Charles Schwab Corp.(The)..    343,678       6,292,744
  E*TRADE Financial Corp.*...    403,054       6,545,597
  Federated Investors,
     Inc. -- Class B.........    236,153       6,088,024
  Franklin Resources, Inc. ..     51,997       6,713,853
  Goldman Sachs Group,
     Inc.(The)...............     38,307       5,784,740
  Invesco Ltd. ..............    243,473       6,055,174
  Janus Capital Group,
     Inc. ...................    513,025       6,243,514
  Legg Mason, Inc. ..........    180,430       6,702,975
  Morgan Stanley.............    219,363       5,736,342
  Northern Trust Corp. ......    120,734       6,035,493
  State Street Corp. ........    137,744       6,411,983
  T. Rowe Price Group,
     Inc. ...................     97,014       6,233,150
                                          --------------
TOTAL CAPITAL MARKETS                         93,031,301
                                          --------------
  CHEMICALS 2.8%
  Air Products & Chemicals,
     Inc. ...................     69,368       6,626,031
  Airgas, Inc. ..............     97,491       6,770,750
  CF Industries Holdings,
     Inc. ...................     46,468       6,577,545
  Dow Chemical Co.(The)......    168,424       6,903,700
  Du Pont (E.I.) de Nemours &
     Co. ....................    114,660       6,511,541
  Eastman Chemical Co. ......     63,786       6,841,049
  Ecolab, Inc. ..............    125,806       6,637,525
  FMC Corp. .................     78,933       6,968,205
  International Flavors &
     Fragrances, Inc. .......    102,670       6,521,598
  Monsanto Co. ..............     89,324       6,077,605
  PPG Industries, Inc. ......     68,990       6,531,283
  Praxair, Inc. .............     61,893       6,586,653
  Sherwin-Williams Co.(The)..     74,486       6,129,453
  Sigma-Aldrich Corp. .......     97,880       6,908,371
                                          --------------
TOTAL CHEMICALS                               92,591,309
                                          --------------
  COMMERCIAL BANKS 2.6%
  BB&T Corp. ................    223,781       6,024,185
  Comerica, Inc. ............    161,072       6,109,461
  Fifth Third Bancorp........    433,839       5,757,044
  First Horizon National
     Corp. ..................    538,002       5,891,122
  Huntington Bancshares,
     Inc. ...................    906,607       6,155,862
  KeyCorp....................    678,796       5,885,161
  M&T Bank Corp. ............     68,862       6,085,335
  Marshall & Ilsley Corp. ...    783,423       6,400,566
  PNC Financial Services
     Group, Inc. ............     96,728       6,030,023
  Regions Financial Corp. ...    851,603       6,250,766
  SunTrust Banks, Inc. ......    204,343       5,760,429
  U.S. Bancorp...............    227,710       5,879,472
  Wells Fargo & Co. .........    191,212       5,566,181
  Zions Bancorp..............    266,122       6,506,683
                                          --------------
TOTAL COMMERCIAL BANKS                        84,302,290
                                          --------------
  COMMERCIAL SERVICES & SUPPLIES 1.6%
  Avery Dennison Corp. ......    148,792       6,210,578
  Cintas Corp. ..............    218,618       6,788,089
  Iron Mountain, Inc. .......    210,868       6,716,146
  Pitney Bowes, Inc. ........    250,523       6,152,845
  R.R. Donnelley & Sons
     Co. ....................    342,761       6,464,472
  Republic Services, Inc. ...    207,287       6,554,415
  Stericycle, Inc.*..........     70,388       6,425,017
  Waste Management, Inc. ....    165,797       6,542,349
                                          --------------
TOTAL COMMERCIAL SERVICES & SUPPLIES          51,853,911
                                          --------------
  COMMUNICATIONS EQUIPMENT 1.7%
  Cisco Systems, Inc. .......    353,322       6,204,334
  F5 Networks, Inc.*.........     62,392       6,324,053
  Harris Corp. ..............    131,869       7,006,200
  JDS Uniphase Corp.*........    319,393       6,656,150
  Juniper Networks, Inc.*....    147,256       5,644,323
  Motorola Mobility Holdings,
     Inc.*...................    230,177       5,998,413


See Notes to Financial Statements.

                                                       SEMI-ANNUAL REPORT      9



RYDEX S&P 500 EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2011
--------------------------------------------------------------------------------


                                                  MARKET
                                  SHARES           VALUE
--------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Motorola Solutions, Inc.*..    145,698      $6,684,624
  QUALCOMM, Inc. ............    115,138       6,544,444
  Tellabs, Inc. .............  1,196,187       5,885,240
                                          --------------
TOTAL COMMUNICATIONS EQUIPMENT                56,947,781
                                          --------------
  COMPUTERS & PERIPHERALS 1.6%
  Apple, Inc.*...............     18,014       6,273,015
  Dell, Inc.*................    422,902       6,559,210
  EMC Corp.*.................    235,369       6,670,357
  Hewlett-Packard Co. .......    144,721       5,842,387
  Lexmark International,
     Inc. -- Class A*........    170,427       5,496,271
  NetApp, Inc.*..............    124,214       6,456,644
  SanDisk Corp.*.............    139,649       6,862,352
  Western Digital Corp.*.....    178,435       7,101,713
                                          --------------
TOTAL COMPUTERS & PERIPHERALS                 51,261,949
                                          --------------
  CONSTRUCTION & ENGINEERING 0.6%
  Fluor Corp. ...............     87,030       6,086,878
  Jacobs Engineering Group,
     Inc.*...................    124,869       6,194,751
  Quanta Services, Inc.*.....    279,025       6,049,262
                                          --------------
TOTAL CONSTRUCTION & ENGINEERING              18,330,891
                                          --------------
  CONSTRUCTION MATERIALS 0.2%
  Vulcan Materials Co. ......    141,252       6,384,590
                                          --------------
TOTAL CONSTRUCTION MATERIALS                   6,384,590
                                          --------------
  CONSUMER FINANCE 0.8%
  American Express Co. ......    137,928       6,769,506
  Capital One Financial
     Corp. ..................    118,415       6,480,853
  Discover Financial
     Services................    276,954       6,879,537
  SLM Corp.*.................    414,450       6,875,726
                                          --------------
TOTAL CONSUMER FINANCE                        27,005,622
                                          --------------
  CONTAINERS & PACKAGING 0.8%
  Ball Corp. ................    177,363       6,617,413
  Bemis Co., Inc. ...........    191,224       5,992,960
  Owens-Illinois, Inc.*......    205,552       6,098,728
  Sealed Air Corp. ..........    235,315       6,064,068
                                          --------------
TOTAL CONTAINERS & PACKAGING                  24,773,169
                                          --------------
  DISTRIBUTORS 0.2%
  Genuine Parts Co. .........    117,187       6,292,942
                                          --------------
TOTAL DISTRIBUTORS                             6,292,942
                                          --------------
  DIVERSIFIED CONSUMER SERVICES 0.6%
  Apollo Group, Inc. -- Class
     A*......................    148,870       5,959,266
  DeVry, Inc. ...............    118,839       6,286,583
  H&R Block, Inc. ...........    377,634       6,529,292
                                          --------------
TOTAL DIVERSIFIED CONSUMER SERVICES           18,775,141
                                          --------------
  DIVERSIFIED FINANCIAL SERVICES 1.8%
  Bank of America Corp. .....    430,412       5,285,459
  Citigroup, Inc.*...........  1,348,423       6,189,262
  CME Group, Inc. ...........     20,936       6,192,241
  IntercontinentalExchange,
     Inc.*...................     48,012       5,778,244
  JPMorgan Chase & Co. ......    134,308       6,128,474
  Leucadia National Corp. ...    176,007       6,804,431
  Moody's Corp. .............    189,913       7,433,195
  Nasdaq OMX Group (The)*....    244,374       6,622,535
  NYSE Euronext..............    170,400       6,824,520
                                          --------------
TOTAL DIVERSIFIED FINANCIAL SERVICES          57,258,361
                                          --------------
  DIVERSIFIED TELECOMMUNICATION SERVICES 1.0%
  AT&T, Inc. ................    216,620       6,741,214
  CenturyTel, Inc. ..........    146,383       5,969,499
  Frontier Communications
     Corp. ..................    746,312       6,172,000
  Verizon Communications,
     Inc. ...................    169,454       6,401,972
  Windstream Corp. ..........    470,906       6,032,306
                                          --------------
TOTAL DIVERSIFIED TELECOMMUNICATION
  SERVICES                                    31,316,991
                                          --------------
  ELECTRIC UTILITIES 2.6%
  American Electric Power
     Co., Inc. ..............    178,844       6,524,229
  Duke Energy Corp. .........    341,750       6,373,638
  Edison International.......    168,898       6,632,625
  Entergy Corp. .............     91,874       6,405,455
  Exelon Corp. ..............    149,728       6,311,035
  FirstEnergy Corp. .........    164,444       6,571,182
  NextEra Energy, Inc. ......    113,678       6,430,764
  Northeast Utilities........    179,483       6,389,595
  Pepco Holdings, Inc. ......    334,104       6,438,184
  Pinnacle West Capital
     Corp. ..................    144,946       6,289,207
  PPL Corp. .................    246,053       6,749,234
  Progress Energy, Inc. .....    136,510       6,477,400
  Southern Co. ..............    163,108       6,367,736
                                          --------------
TOTAL ELECTRIC UTILITIES                      83,960,284
                                          --------------
  ELECTRICAL EQUIPMENT 0.6%
  Emerson Electric Co. ......    105,130       6,387,699
  Rockwell Automation,
     Inc. ...................     68,992       6,011,273
  Roper Industries, Inc. ....     72,540       6,273,984
                                          --------------
TOTAL ELECTRICAL EQUIPMENT                    18,672,956
                                          --------------
  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 1.0%
  Amphenol Corp. -- Class A..    109,278       6,109,733
  Corning, Inc. .............    290,457       6,082,170
  FLIR Systems, Inc. ........    188,884       6,652,494
  Jabil Circuit, Inc. .......    320,096       6,350,705
  Molex, Inc. ...............    244,985       6,614,595
                                          --------------
TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS
  & COMPONENTS                                31,809,697
                                          --------------
  ENERGY EQUIPMENT & SERVICES 2.1%
  Baker Hughes, Inc. ........     86,610       6,704,480
  Cameron International
     Corp.*..................    100,754       5,311,751
  Diamond Offshore Drilling,
     Inc. ...................     80,843       6,133,558
  FMC Technologies, Inc.*....    130,841       6,081,490
  Halliburton Co. ...........    138,203       6,976,487
  Helmerich & Payne, Inc. ...     98,817       6,555,520
  Nabors Industries, Ltd.*...    220,504       6,756,243
  National-Oilwell Varco,
     Inc. ...................     76,909       5,898,151
  Noble Corp. ...............    137,966       5,933,918
  Rowan Cos., Inc.*..........    149,562       6,236,735
  Schlumberger, Ltd. ........     71,140       6,384,815
                                          --------------
TOTAL ENERGY EQUIPMENT & SERVICES             68,973,148
                                          --------------
  FOOD & STAPLES RETAILING 1.8%
  Costco Wholesale Corp. ....     85,362       6,907,493
  CVS Caremark Corp. ........    181,454       6,575,893
  Kroger Co.(The)............    253,329       6,158,428
  Safeway, Inc. .............    270,407       6,573,594
  SUPERVALU, Inc. ...........    743,685       8,373,893
  Sysco Corp. ...............    218,256       6,309,781
  Wal-Mart Stores, Inc. .....    117,062       6,436,069
  Walgreen Co. ..............    146,162       6,244,041
  Whole Foods Market, Inc. ..     99,570       6,249,013
                                          --------------
TOTAL FOOD & STAPLES RETAILING                59,828,205
                                          --------------


See Notes to Financial Statements.

10


RYDEX S&P 500 EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2011
--------------------------------------------------------------------------------


                                                  MARKET
                                  SHARES           VALUE
--------------------------------------------------------
COMMON STOCKS (CONTINUED)

  FOOD PRODUCTS 3.0%
  Archer-Daniels-Midland
     Co. ....................    172,980      $6,403,720
  Campbell Soup Co. .........    179,828       6,040,423
  ConAgra Foods, Inc. .......    266,771       6,522,551
  Dean Foods Co.*............    597,465       6,685,633
  General Mills, Inc. .......    165,890       6,400,036
  H.J. Heinz Co. ............    123,586       6,331,311
  Hershey Co.(The)...........    112,997       6,521,057
  Hormel Foods Corp. ........    221,017       6,500,110
  J.M. Smucker Co.(The)......     86,591       6,500,386
  Kellogg Co. ...............    112,208       6,426,152
  Kraft Foods, Inc. -- Class
     A.......................    195,292       6,557,905
  McCormick & Co., Inc. .....    124,850       6,132,632
  Mead Johnson Nutrition
     Co. ....................    108,462       7,253,939
  Sara Lee Corp. ............    359,058       6,893,914
  Tyson Foods, Inc. -- Class
     A.......................    322,448       6,416,715
                                          --------------
TOTAL FOOD PRODUCTS                           97,586,484
                                          --------------
  GAS UTILITIES 0.4%
  Nicor, Inc. ...............    113,563       6,294,797
  Oneok, Inc. ...............     94,583       6,615,135
                                          --------------
TOTAL GAS UTILITIES                           12,909,932
                                          --------------
  HEALTH CARE EQUIPMENT & SUPPLIES 2.8%
  Baxter International,
     Inc. ...................    117,434       6,681,995
  Becton, Dickinson & Co. ...     78,557       6,751,189
  Boston Scientific Corp.*...    842,725       6,312,010
  C.R. Bard, Inc. ...........     63,398       6,767,736
  CareFusion Corp.*..........    222,518       6,535,354
  Covidien PLC...............    116,402       6,482,427
  Dentsply International,
     Inc. ...................    171,785       6,448,809
  Edwards Lifesciences
     Corp.*..................     69,015       5,959,445
  Intuitive Surgical, Inc.*..     18,734       6,551,280
  Medtronic, Inc. ...........    161,836       6,756,653
  St Jude Medical, Inc. .....    127,110       6,792,758
  Stryker Corp. .............     98,913       5,835,867
  Varian Medical Systems,
     Inc.*...................     91,993       6,457,909
  Zimmer Holdings, Inc.*.....    100,517       6,558,734
                                          --------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES        90,892,166
                                          --------------
  HEALTH CARE PROVIDERS & SERVICES 3.3%
  Aetna, Inc. ...............    172,549       7,140,078
  AmerisourceBergen Corp. ...    163,454       6,642,771
  Cardinal Health, Inc. .....    149,341       6,524,708
  CIGNA Corp. ...............    144,220       6,753,823
  Coventry Health Care,
     Inc.*...................    201,148       6,491,046
  DaVita, Inc.*..............     74,718       6,581,909
  Express Scripts, Inc.*.....    114,094       6,473,694
  Humana, Inc.*..............     93,562       7,121,939
  Laboratory Corp. of America
     Holdings*...............     68,913       6,648,037
  McKesson Corp. ............     78,003       6,475,029
  Medco Health Solutions,
     Inc.*...................    113,667       6,743,863
  Patterson Cos., Inc. ......    190,552       6,614,060
  Quest Diagnostics, Inc. ...    111,000       6,258,180
  Tenet Healthcare Corp.*....    856,922       5,938,469
  UnitedHealth Group, Inc. ..    142,113       6,996,223
  WellPoint, Inc. ...........     90,984       6,986,661
                                          --------------
TOTAL HEALTH CARE PROVIDERS & SERVICES       106,390,490
                                          --------------
  HEALTH CARE TECHNOLOGY 0.2%
  Cerner Corp.*..............     58,580       7,040,144
                                          --------------
TOTAL HEALTH CARE TECHNOLOGY                   7,040,144
                                          --------------
  HOTELS, RESTAURANTS & LEISURE 2.2%
  Carnival Corp. ............    153,312       5,836,588
  Chipotle Mexican Grill,
     Inc. -- Class A*........     23,972       6,395,490
  Darden Restaurants, Inc. ..    130,580       6,133,343
  International Game
     Technology..............    383,825       6,789,864
  Marriott International,
     Inc. -- Class A.........    161,006       5,683,512
  McDonald's Corp. ..........     81,884       6,412,336
  Starbucks Corp. ...........    171,501       6,206,621
  Starwood Hotels & Resorts
     Worldwide, Inc. ........    105,021       6,256,101
  Wyndham Worldwide Corp. ...    199,476       6,903,864
  Wynn Resorts Ltd. .........     50,944       7,496,410
  Yum! Brands, Inc. .........    117,946       6,326,623
                                          --------------
TOTAL HOTELS, RESTAURANTS & LEISURE           70,440,752
                                          --------------
  HOUSEHOLD DURABLES 1.8%
  D.R. Horton, Inc. .........    506,267       6,297,961
  Fortune Brands, Inc. ......    100,748       6,556,680
  Harman International
     Industries, Inc. .......    131,368       6,375,289
  Leggett & Platt, Inc. .....    265,819       6,988,381
  Lennar Corp. -- Class A....    310,230       5,891,268
  Newell Rubbermaid, Inc. ...    319,902       6,097,332
  Pulte Homes, Inc.*.........    861,305       7,002,410
  Stanley Black & Decker,
     Inc. ...................     81,630       5,930,419
  Whirlpool Corp. ...........     75,553       6,511,158
                                          --------------
TOTAL HOUSEHOLD DURABLES                      57,650,898
                                          --------------
  HOUSEHOLD PRODUCTS 0.8%
  Clorox Co. ................     88,261       6,148,261
  Colgate-Palmolive Co. .....     78,424       6,615,064
  Kimberly-Clark Corp. ......     94,063       6,213,802
  Procter & Gamble Co. ......     99,540       6,460,146
                                          --------------
TOTAL HOUSEHOLD PRODUCTS                      25,437,273
                                          --------------
  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.6%
  AES Corp.(The)*............    491,183       6,503,263
  Constellation Energy Group,
     Inc. ...................    198,467       7,228,168
  NRG Energy, Inc.*..........    292,756       7,084,695
                                          --------------
TOTAL INDEPENDENT POWER PRODUCERS &
  ENERGY TRADERS                              20,816,126
                                          --------------
  INDUSTRIAL CONGLOMERATES 0.8%
  3M Co. ....................     67,788       6,589,671
  General Electric Co. ......    312,956       6,399,950
  Textron, Inc. .............    237,425       6,196,793
  Tyco International Ltd. ...    136,890       6,672,019
                                          --------------
TOTAL INDUSTRIAL CONGLOMERATES                25,858,433
                                          --------------
  INSURANCE 4.3%
  ACE Ltd. ..................     98,908       6,651,563
  AFLAC, Inc. ...............    119,216       6,698,747
  Allstate Corp. ............    193,428       6,545,603
  American International
     Group, Inc.*............    168,632       5,252,887
  Aon Corp. .................    116,083       6,056,050
  Assurant, Inc. ............    155,905       6,189,428
  Berkshire Hathaway,
     Inc. -- Class B*........     72,593       6,046,997
  Chubb Corp.(The)...........    103,387       6,739,798
  Cincinnati Financial
     Corp. ..................    185,605       5,879,966
  Genworth Financial,
     Inc. -- Class A*........    479,810       5,848,884
  Hartford Financial Services
     Group, Inc.(The)........    238,146       6,899,090
  Lincoln National Corp. ....    205,857       6,428,914
  Loews Corp. ...............    143,580       6,354,851
  Marsh & McLennan Cos.,
     Inc. ...................    206,200       6,243,736


See Notes to Financial Statements.

                                                      SEMI-ANNUAL REPORT      11



RYDEX S&P 500 EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2011
--------------------------------------------------------------------------------


                                                  MARKET
                                  SHARES           VALUE
--------------------------------------------------------
COMMON STOCKS (CONTINUED)

  MetLife, Inc. .............    139,005      $6,504,044
  Principal Financial Group,
     Inc. ...................    191,064       6,448,410
  Progressive Corp. .........    293,005       6,428,530
  Prudential Financial,
     Inc. ...................    100,645       6,382,906
  Torchmark Corp. ...........     93,939       6,286,398
  Travelers Cos., Inc.(The)..    102,562       6,490,123
  Unum Group.................    236,043       6,250,419
  XL Group PLC...............    274,328       6,699,090
                                          --------------
TOTAL INSURANCE                              139,326,434
                                          --------------
  INTERNET & CATALOG RETAIL 0.9%
  Amazon.com, Inc.*..........     37,344       7,338,096
  Expedia, Inc. .............    279,340       6,991,880
  Netflix, Inc.*.............     28,142       6,547,799
  Priceline.com, Inc.*.......     13,308       7,279,609
                                          --------------
TOTAL INTERNET & CATALOG RETAIL               28,157,384
                                          --------------
  INTERNET SOFTWARE & SERVICES 1.2%
  Akamai Technologies,
     Inc.*...................    164,982       5,681,980
  eBay, Inc.*................    199,935       6,877,764
  Google, Inc. -- Class A*...     10,722       5,833,840
  Monster Worldwide, Inc.*...    399,926       6,562,786
  VeriSign, Inc. ............    171,232       6,328,735
  Yahoo!, Inc.*..............    378,376       6,716,174
                                          --------------
TOTAL INTERNET SOFTWARE & SERVICES            38,001,279
                                          --------------
  IT SERVICES 2.6%
  Automatic Data Processing,
     Inc. ...................    123,034       6,686,898
  Cognizant Technology
     Solutions Corp. -- Class
     A*......................     80,524       6,675,440
  Computer Sciences Corp. ...    129,080       6,580,498
  Fidelity National
     Information Services,
     Inc. ...................    197,007       6,520,932
  Fiserv, Inc.*..............    101,404       6,217,079
  International Business
     Machines Corp. .........     38,912       6,637,609
  Mastercard, Inc. -- Class
     A.......................     24,670       6,806,206
  Paychex, Inc. .............    190,902       6,244,404
  SAIC, Inc.*................    362,461       6,306,821
  Teradata Corp.*............    122,948       6,875,252
  Total System Services,
     Inc. ...................    340,223       6,413,204
  Visa, Inc. -- Class A......     84,214       6,578,798
  Western Union Co. .........    290,178       6,166,283
                                          --------------
TOTAL IT SERVICES                             84,709,424
                                          --------------
  LEISURE EQUIPMENT & PRODUCTS 0.4%
  Hasbro, Inc. ..............    131,122       6,141,755
  Mattel, Inc. ..............    245,214       6,552,118
                                          --------------
TOTAL LEISURE EQUIPMENT & PRODUCTS            12,693,873
                                          --------------
  LIFE SCIENCES TOOLS & SERVICES 1.1%
  Agilent Technologies,
     Inc.*...................    141,334       7,053,980
  Life Technologies Corp.*...    120,193       6,634,653
  PerkinElmer, Inc. .........    233,706       6,606,869
  Thermo Fisher Scientific,
     Inc.*...................    114,274       6,855,297
  Waters Corp.*..............     73,122       7,165,956
                                          --------------
TOTAL LIFE SCIENCES TOOLS & SERVICES          34,316,755
                                          --------------
  MACHINERY 2.8%
  Caterpillar, Inc. .........     58,047       6,699,204
  Cummins, Inc. .............     60,202       7,235,076
  Danaher Corp. .............    120,415       6,651,725
  Deere & Co. ...............     67,221       6,554,047
  Dover Corp. ...............     94,968       6,461,623
  Eaton Corp. ...............    117,005       6,263,278
  Flowserve Corp. ...........     49,618       6,282,631
  Illinois Tool Works,
     Inc. ...................    111,902       6,536,196
  Ingersoll-Rand PLC.........    129,896       6,559,748
  Joy Global, Inc. ..........     65,870       6,649,576
  PACCAR, Inc. ..............    124,723       6,624,039
  Pall Corp. ................    107,381       6,275,346
  Parker-Hannifin Corp. .....     68,180       6,430,738
  Snap-on, Inc. .............    105,520       6,517,970
                                          --------------
TOTAL MACHINERY                               91,741,197
                                          --------------
  MEDIA 3.2%
  Cablevision Systems
     Corp. -- Class A........    172,611       6,081,086
  CBS Corp. -- Class B.......    258,732       6,525,221
  Comcast Corp. -- Class A...    249,884       6,556,956
  DIRECTV -- Class A*........    133,814       6,502,022
  Discovery Communications,
     Inc. -- Class A*........    154,599       6,842,552
  Gannett Co., Inc. .........    399,041       6,009,558
  Interpublic Group of Cos.,
     Inc. ...................    500,606       5,882,121
  McGraw-Hill Cos., Inc. ....    160,735       6,504,945
  News Corp. -- Class A......    369,457       6,583,724
  Omnicom Group, Inc. .......    126,160       6,205,810
  Scripps Networks
     Interactive -- Class A..    121,932       6,269,743
  Time Warner Cable, Inc. ...     89,063       6,958,492
  Time Warner, Inc. .........    171,600       6,496,776
  Viacom, Inc. -- Class B....    137,596       7,039,411
  Walt Disney Co.(The).......    147,265       6,347,122
  Washington Post
     Co.(The) -- Class B.....     14,117       6,153,600
                                          --------------
TOTAL MEDIA                                  102,959,139
                                          --------------
  METALS & MINING 1.8%
  AK Steel Holding Corp. ....    386,864       6,286,540
  Alcoa, Inc. ...............    375,543       6,384,231
  Allegheny Technologies,
     Inc. ...................     98,640       7,102,080
  Cliffs Natural Resources,
     Inc. ...................     67,894       6,363,025
  Freeport-McMoRan Copper &
     Gold, Inc. .............    115,702       6,367,081
  Newmont Mining Corp. ......    118,330       6,935,321
  Nucor Corp. ...............    132,657       6,229,573
  Titanium Metals Corp.*.....    345,531       6,920,986
  United States Steel
     Corp. ..................    110,008       5,248,482
                                          --------------
TOTAL METALS & MINING                         57,837,319
                                          --------------
  MULTI-UTILITIES 3.0%
  Ameren Corp. ..............    223,036       6,537,185
  CenterPoint Energy, Inc. ..    362,726       6,746,704
  CMS Energy Corp. ..........    320,626       6,348,395
  Consolidated Edison,
     Inc. ...................    122,021       6,359,735
  Dominion Resources, Inc. ..    137,640       6,389,249
  DTE Energy Co. ............    127,174       6,426,102
  Integrys Energy Group,
     Inc. ...................    123,190       6,450,228
  NiSource, Inc. ............    326,689       6,354,101
  PG&E Corp. ................    140,621       6,479,816
  Public Service Enterprise
     Group, Inc. ............    197,412       6,350,744
  SCANA Corp. ...............    157,043       6,520,425
  Sempra Energy..............    117,320       6,464,332
  TECO Energy, Inc. .........    339,084       6,534,149
  Wisconsin Energy Corp. ....    204,140       6,371,209
  Xcel Energy, Inc. .........    255,686       6,220,840
                                          --------------
TOTAL MULTI-UTILITIES                         96,553,214
                                          --------------
  MULTILINE RETAIL 1.5%
  Big Lots, Inc.*............    144,102       5,924,033
  Family Dollar Stores,
     Inc. ...................    117,754       6,383,444


See Notes to Financial Statements.

12


RYDEX S&P 500 EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2011
--------------------------------------------------------------------------------


                                                  MARKET
                                  SHARES           VALUE
--------------------------------------------------------
COMMON STOCKS (CONTINUED)

  J.C. Penney Co., Inc. .....    167,158      $6,427,225
  Kohl's Corp. ..............    112,686       5,939,679
  Macy's, Inc. ..............    260,328       6,224,443
  Nordstrom, Inc. ...........    144,306       6,861,750
  Sears Holdings Corp.*......     74,577       6,411,385
  Target Corp. ..............    119,436       5,864,308
                                          --------------
TOTAL MULTILINE RETAIL                        50,036,267
                                          --------------
  OFFICE ELECTRONICS 0.2%
  Xerox Corp. ...............    593,252       5,985,913
                                          --------------
TOTAL OFFICE ELECTRONICS                       5,985,913
                                          --------------
  OIL, GAS & CONSUMABLE FUELS 5.9%
  Anadarko Petroleum Corp. ..     78,376       6,187,001
  Apache Corp. ..............     50,685       6,759,859
  Cabot Oil & Gas Corp. .....    124,772       7,022,168
  Chesapeake Energy Corp. ...    177,044       5,961,072
  Chevron Corp. .............     59,167       6,475,237
  ConocoPhillips.............     78,542       6,199,320
  CONSOL Energy, Inc. .......    108,846       5,887,480
  Denbury Resources, Inc.*...    260,843       5,887,227
  Devon Energy Corp. ........     67,177       6,113,107
  El Paso Corp. .............    345,805       6,712,075
  EOG Resources, Inc. .......     55,366       6,251,375
  EQT Corp. .................    128,977       6,785,480
  Exxon Mobil Corp. .........     75,232       6,620,416
  Hess Corp. ................     75,976       6,530,897
  Marathon Oil Corp. ........    121,434       6,562,293
  Massey Energy Co. .........     95,317       6,504,432
  Murphy Oil Corp. ..........     85,560       6,629,189
  Newfield Exploration Co.*..     84,534       5,985,007
  Noble Energy, Inc. ........     64,788       6,237,141
  Occidental Petroleum
     Corp. ..................     61,441       7,022,092
  Peabody Energy Corp. ......     86,338       5,769,105
  Pioneer Natural Resources
     Co. ....................     60,570       6,192,071
  QEP Resources, Inc. .......    156,636       6,693,056
  Range Resources Corp. .....    115,563       6,523,531
  Southwestern Energy Co.*...    148,342       6,506,280
  Spectra Energy Corp. ......    235,277       6,832,444
  Sunoco, Inc. ..............    139,511       5,951,539
  Tesoro Corp.*..............    241,593       6,552,002
  Valero Energy Corp. .......    215,696       6,104,197
  Williams Cos., Inc.(The)...    202,989       6,733,145
                                          --------------
TOTAL OIL, GAS & CONSUMABLE FUELS            192,190,238
                                          --------------
  PAPER & FOREST PRODUCTS 0.4%
  International Paper Co. ...    227,118       7,013,404
  MeadWestvaco Corp. ........    210,058       7,076,854
                                          --------------
TOTAL PAPER & FOREST PRODUCTS                 14,090,258
                                          --------------
  PERSONAL PRODUCTS 0.4%
  Avon Products, Inc. .......    228,442       6,711,626
  Estee Lauder Cos.,
     Inc. -- Class A.........     68,009       6,596,873
                                          --------------
TOTAL PERSONAL PRODUCTS                       13,308,499
                                          --------------
  PHARMACEUTICALS 2.3%
  Abbott Laboratories........    126,845       6,601,014
  Allergan, Inc. ............     85,770       6,823,861
  Bristol-Myers Squibb Co. ..    235,873       6,628,031
  Eli Lilly & Co. ...........    175,881       6,509,356
  Forest Laboratories,
     Inc.*...................    196,234       6,507,119
  Hospira, Inc.*.............    115,682       6,562,640
  Johnson & Johnson, Inc. ...    103,354       6,792,425
  Merck & Co., Inc. .........    190,620       6,852,789
  Mylan, Inc.*...............    279,625       6,968,255
  Pfizer, Inc. ..............    301,438       6,318,141
  Watson Pharmaceuticals,
     Inc.*...................    110,157       6,831,937
                                          --------------
TOTAL PHARMACEUTICALS                         73,395,568
                                          --------------
  PROFESSIONAL SERVICES 0.6%
  Dun & Bradstreet Corp. ....     77,873       6,399,603
  Equifax, Inc. .............    169,064       6,344,972
  Robert Half International,
     Inc. ...................    203,083       6,159,507
                                          --------------
TOTAL PROFESSIONAL SERVICES                   18,904,082
                                          --------------
  REAL ESTATE INVESTMENT TRUSTS (REITS) 3.0%
  Apartment Investment &
     Management Co. -- Class
     A.......................    246,885       6,656,020
  AvalonBay Communities,
     Inc. ...................     51,410       6,509,020
  Boston Properties, Inc. ...     65,648       6,862,185
  Equity Residential.........    110,704       6,611,243
  HCP, Inc. .................    161,411       6,395,104
  Health Care REIT, Inc. ....    117,746       6,331,202
  Host Hotels & Resorts,
     Inc. ...................    347,328       6,178,965
  Kimco Realty Corp. ........    343,607       6,714,081
  Plum Creek Timber Co.,
     Inc. ...................    142,417       6,136,748
  ProLogis...................    407,002       6,630,063
  Public Storage, Inc. ......     55,734       6,538,156
  Simon Property Group,
     Inc. ...................     58,243       6,671,153
  Ventas, Inc. ..............    115,735       6,473,059
  Vornado Realty Trust.......     69,888       6,756,772
  Weyerhaeuser Co. ..........    247,340       5,691,293
                                          --------------
TOTAL REAL ESTATE INVESTMENT TRUSTS
  (REITS)                                     97,155,064
                                          --------------
  REAL ESTATE MANAGEMENT & DEVELOPMENT 0.2%
  CB Richard Ellis Group,
     Inc. -- Class A*........    228,876       6,113,278
                                          --------------
TOTAL REAL ESTATE MANAGEMENT &
  DEVELOPMENT                                  6,113,278
                                          --------------
  ROAD & RAIL 0.8%
  CSX Corp. .................     79,383       6,246,648
  Norfolk Southern Corp. ....     91,274       6,816,342
  Ryder System, Inc. ........    127,008       6,794,928
  Union Pacific Corp. .......     63,914       6,613,182
                                          --------------
TOTAL ROAD & RAIL                             26,471,100
                                          --------------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.8%
  Advanced Micro Devices,
     Inc.*...................    717,734       6,531,379
  Altera Corp. ..............    149,612       7,286,104
  Analog Devices, Inc. ......    160,537       6,471,247
  Applied Materials, Inc. ...    405,606       6,363,958
  Broadcom Corp. -- Class
     A*......................    152,529       5,365,970
  First Solar, Inc.*.........     40,367       5,634,022
  Intel Corp. ...............    301,856       7,000,041
  KLA-Tencor Corp. ..........    133,264       5,850,290
  Linear Technology Corp. ...    186,759       6,499,213
  LSI Corp.*.................    955,553       7,004,204
  MEMC Electronic Materials,
     Inc.*...................    487,907       5,771,940
  Microchip Technology,
     Inc. ...................    168,609       6,919,713
  Micron Technology, Inc.*...    589,504       6,655,500
  National Semiconductor
     Corp. ..................    430,604      10,386,169
  Novellus Systems, Inc.*....    169,289       5,434,177
  NVIDIA Corp.*..............    336,955       6,739,100
  Teradyne, Inc.*............    354,094       5,700,913


See Notes to Financial Statements.

                                                      SEMI-ANNUAL REPORT      13



RYDEX S&P 500 EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)                   April 30, 2011
--------------------------------------------------------------------------------


                                                  MARKET
                                  SHARES           VALUE
--------------------------------------------------------
COMMON STOCKS (CONCLUDED)

  Texas Instruments, Inc. ...    181,568      $6,451,111
  Xilinx, Inc. ..............    190,158       6,628,908
                                          --------------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT                                  124,693,959
                                          --------------
  SOFTWARE 2.7%
  Adobe Systems, Inc.*.......    188,881       6,336,958
  Autodesk, Inc.*............    155,079       6,975,453
  BMC Software, Inc.*........    126,853       6,371,826
  CA, Inc. ..................    263,122       6,470,170
  Citrix Systems, Inc.*......     88,850       7,493,609
  Compuware Corp.*...........    552,568       6,260,595
  Electronic Arts, Inc.*.....    322,239       6,502,783
  Intuit, Inc.*..............    123,092       6,838,991
  Microsoft Corp. ...........    242,183       6,301,602
  Oracle Corp. ..............    196,726       7,091,972
  Red Hat, Inc.*.............    153,112       7,268,227
  Salesforce.com, Inc.*......     49,190       6,817,734
  Symantec Corp.*............    348,681       6,851,582
                                          --------------
TOTAL SOFTWARE                                87,581,502
                                          --------------
  SPECIALTY RETAIL 3.7%
  Abercrombie & Fitch
     Co. -- Class A..........    112,926       7,995,161
  AutoNation, Inc.*..........    181,358       6,149,850
  AutoZone, Inc.*............     22,950       6,480,621
  Bed Bath & Beyond, Inc.*...    131,268       7,366,760
  Best Buy Co., Inc. ........    193,739       6,048,532
  CarMax, Inc.*..............    182,859       6,345,207
  GameStop Corp. -- Class
     A*......................    286,708       7,362,662
  Gap, Inc.(The).............    277,000       6,437,480
  Home Depot, Inc. ..........    168,067       6,242,008
  Limited Brands, Inc. ......    197,842       8,143,177
  Lowe's Cos., Inc. .........    230,572       6,052,515
  O'Reilly Automotive,
     Inc.*...................    108,436       6,404,230
  RadioShack Corp. ..........    430,594       6,807,691
  Ross Stores, Inc. .........     86,190       6,351,341
  Staples, Inc. .............    306,992       6,489,811
  Tiffany & Co. .............    105,905       7,354,043
  TJX Cos., Inc. ............    123,600       6,627,432
  Urban Outfitters, Inc.*....    193,070       6,073,982
                                          --------------
TOTAL SPECIALTY RETAIL                       120,732,503
                                          --------------
  TEXTILES, APPAREL & LUXURY GOODS 0.8%
  Coach, Inc. ...............    118,396       7,081,265
  NIKE, Inc. -- Class B......     77,912       6,413,716
  Polo Ralph Lauren Corp. ...     51,525       6,737,924
  V.F. Corp. ................     63,646       6,400,242
                                          --------------
TOTAL TEXTILES, APPAREL & LUXURY GOODS        26,633,147
                                          --------------
  THRIFTS & MORTGAGE FINANCE 0.4%
  Hudson City Bancorp,
     Inc. ...................    617,316       5,883,022
  People's United Financial,
     Inc. ...................    486,451       6,659,514
                                          --------------
TOTAL THRIFTS & MORTGAGE FINANCE              12,542,536
                                          --------------
  TOBACCO 0.8%
  Altria Group, Inc. ........    245,257       6,582,698
  Lorillard, Inc. ...........     69,427       7,393,975
  Philip Morris
     International, Inc. ....     97,270       6,754,429
  Reynolds American, Inc. ...    182,116       6,758,325
                                          --------------
TOTAL TOBACCO                                 27,489,427
                                          --------------
  TRADING COMPANIES & DISTRIBUTORS 0.4%
  Fastenal Co. ..............     99,353       6,665,593
  W.W. Grainger, Inc. .......     44,654       6,769,546
                                          --------------
TOTAL TRADING COMPANIES & DISTRIBUTORS        13,435,139
                                          --------------
  WIRELESS TELECOMMUNICATION SERVICES 0.6%
  American Tower
     Corp. -- Class A*.......    117,598       6,151,551
  MetroPCS Communications,
     Inc.*...................    405,599       6,826,231
  Sprint Nextel Corp.*.......  1,188,907       6,158,539
                                          --------------
TOTAL WIRELESS TELECOMMUNICATION
  SERVICES                                    19,136,321
                                          --------------
TOTAL COMMON STOCKS
  (Cost $2,893,446,286)                    3,237,108,772
                                          --------------
SHORT TERM INVESTMENTS 0.2%
  SSgA Government Money
     Market Fund.............  4,768,362       4,768,362
                                          --------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $4,768,362)                            4,768,362
                                          --------------
TOTAL INVESTMENTS 100.0%(A)
  (Cost $2,898,214,648)                    3,241,877,134
                                          --------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.0%(B)                         1,386,964
                                          --------------
NET ASSETS--100.0%                        $3,243,264,098
--------------------------------------------------------




   * Non-Income Producing Security.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

 (b) Amount represents less than 0.05% of net assets.



See Notes to Financial Statements.

14



RYDEX RUSSELL TOP 50 ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2011
--------------------------------------------------------------------------------


                                                 MARKET
                                   SHARES         VALUE
-------------------------------------------------------
COMMON STOCKS 99.8%
  AEROSPACE & DEFENSE 2.4%
  Boeing Co.(The).............     48,920    $3,902,838
  United Technologies Corp. ..     60,140     5,387,341
                                           ------------
TOTAL AEROSPACE & DEFENSE                     9,290,179
                                           ------------
  AIR FREIGHT & LOGISTICS 0.9%
  United Parcel Service,
     Inc. -- Class B..........     46,030     3,450,869
                                           ------------
TOTAL AIR FREIGHT & LOGISTICS                 3,450,869
                                           ------------
  BEVERAGES 4.3%
  Coca-Cola Co.(The)..........    135,770     9,159,044
  PepsiCo, Inc. ..............    103,950     7,161,116
                                           ------------
TOTAL BEVERAGES                              16,320,160
                                           ------------
  BIOTECHNOLOGY 0.9%
  Amgen, Inc.*................     61,740     3,509,919
                                           ------------
TOTAL BIOTECHNOLOGY                           3,509,919
                                           ------------
  CAPITAL MARKETS 1.3%
  Goldman Sachs Group,
     Inc.(The)................     33,180     5,010,512
                                           ------------
TOTAL CAPITAL MARKETS                         5,010,512
                                           ------------
  COMMERCIAL BANKS 3.2%
  U.S. Bancorp................    123,550     3,190,061
  Wells Fargo & Co. ..........    313,660     9,130,643
                                           ------------
TOTAL COMMERCIAL BANKS                       12,320,704
                                           ------------
  COMMUNICATIONS EQUIPMENT 3.2%
  Cisco Systems, Inc. ........    368,120     6,464,187
  QUALCOMM, Inc. .............    105,730     6,009,693
                                           ------------
TOTAL COMMUNICATIONS EQUIPMENT               12,473,880
                                           ------------
  COMPUTERS & PERIPHERALS 6.8%
  Apple, Inc.*................     58,650    20,423,690
  Hewlett-Packard Co. ........    141,190     5,699,840
                                           ------------
TOTAL COMPUTERS & PERIPHERALS                26,123,530
                                           ------------
  CONSUMER FINANCE 0.9%
  American Express Co. .......     67,590     3,317,317
                                           ------------
TOTAL CONSUMER FINANCE                        3,317,317
                                           ------------
  DIVERSIFIED FINANCIAL SERVICES 6.7%
  Bank of America Corp. ......    646,680     7,941,230
  Citigroup, Inc.*............  1,363,580     6,258,832
  JPMorgan Chase & Co. .......    256,450    11,701,814
                                           ------------
TOTAL DIVERSIFIED FINANCIAL SERVICES         25,901,876
                                           ------------
  DIVERSIFIED TELECOMMUNICATION SERVICES 4.9%
  AT&T, Inc. .................    380,870    11,852,674
  Verizon Communications,
     Inc. ....................    182,200     6,883,516
                                           ------------
TOTAL DIVERSIFIED TELECOMMUNICATION
  SERVICES                                   18,736,190
                                           ------------
  ENERGY EQUIPMENT & SERVICES 2.1%
  Schlumberger, Ltd. .........     88,040     7,901,590
                                           ------------
TOTAL ENERGY EQUIPMENT & SERVICES             7,901,590
                                           ------------
  FOOD & STAPLES RETAILING 2.6%
  CVS Caremark Corp. .........     87,720     3,178,973
  Wal-Mart Stores, Inc. ......    124,900     6,867,002
                                           ------------
TOTAL FOOD & STAPLES RETAILING               10,045,975
                                           ------------
  FOOD PRODUCTS 0.9%
  Kraft Foods, Inc. -- Class
     A........................    103,390     3,471,836
                                           ------------
TOTAL FOOD PRODUCTS                           3,471,836
                                           ------------
  HEALTH CARE EQUIPMENT & SUPPLIES 0.8%
  Medtronic, Inc. ............     71,000     2,964,250
                                           ------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES        2,964,250
                                           ------------
  HOTELS, RESTAURANTS & LEISURE 1.4%
  McDonald's Corp. ...........     69,340     5,430,015
                                           ------------
TOTAL HOTELS, RESTAURANTS & LEISURE           5,430,015
                                           ------------
  HOUSEHOLD PRODUCTS 3.1%
  Procter & Gamble Co. .......    185,630    12,047,387
                                           ------------
TOTAL HOUSEHOLD PRODUCTS                     12,047,387
                                           ------------
  INDUSTRIAL CONGLOMERATES 4.8%
  3M Co. .....................     45,960     4,467,771
  General Electric Co. .......    688,160    14,072,872
                                           ------------
TOTAL INDUSTRIAL CONGLOMERATES               18,540,643
                                           ------------
  INSURANCE 2.4%
  Berkshire Hathaway,
     Inc. -- Class B*.........    111,480     9,286,284
                                           ------------
TOTAL INSURANCE                               9,286,284
                                           ------------
  INTERNET & CATALOG RETAIL 1.2%
  Amazon.com, Inc.*...........     22,550     4,431,075
                                           ------------
TOTAL INTERNET & CATALOG RETAIL               4,431,075
                                           ------------
  INTERNET SOFTWARE & SERVICES 2.2%
  Google, Inc. -- Class A*....     15,700     8,542,370
                                           ------------
TOTAL INTERNET SOFTWARE & SERVICES            8,542,370
                                           ------------
  IT SERVICES 4.3%
  International Business
     Machines Corp. ..........     82,650    14,098,437
  Visa, Inc. -- Class A.......     30,090     2,350,631
                                           ------------
TOTAL IT SERVICES                            16,449,068
                                           ------------
  MEDIA 2.7%
  Comcast Corp. -- Class A....    181,320     4,757,837
  Walt Disney Co.(The)........    126,240     5,440,944
                                           ------------
TOTAL MEDIA                                  10,198,781
                                           ------------
  OIL, GAS & CONSUMABLE FUELS 14.7%
  Chevron Corp. ..............    129,470    14,169,197
  ConocoPhillips..............     95,930     7,571,755
  Exxon Mobil Corp. ..........    328,500    28,908,000
  Occidental Petroleum
     Corp. ...................     52,350     5,983,081
                                           ------------
TOTAL OIL, GAS & CONSUMABLE FUELS            56,632,033
                                           ------------

  PHARMACEUTICALS 9.1%
  Abbott Laboratories.........     99,490     5,177,460
  Johnson & Johnson, Inc. ....    177,770    11,683,044
  Merck & Co., Inc. ..........    200,990     7,225,590
  Pfizer, Inc. ...............    519,910    10,897,314
                                           ------------
TOTAL PHARMACEUTICALS                        34,983,408
                                           ------------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.2%
  Intel Corp. ................    358,630     8,316,630
                                           ------------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT                                   8,316,630
                                           ------------


See Notes to Financial Statements.

                                                      SEMI-ANNUAL REPORT      15



RYDEX RUSSELL TOP 50 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)                   April 30, 2011
--------------------------------------------------------------------------------


                                                 MARKET
                                   SHARES         VALUE
-------------------------------------------------------
COMMON STOCKS (CONCLUDED)

  SOFTWARE 5.7%
  Microsoft Corp. ............    493,700   $12,846,074
  Oracle Corp. ...............    245,540     8,851,717
                                           ------------
TOTAL SOFTWARE                               21,697,791
                                           ------------
  SPECIALTY RETAIL 1.0%
  Home Depot, Inc. ...........    103,000     3,825,420
                                           ------------
TOTAL SPECIALTY RETAIL                        3,825,420
                                           ------------
  TOBACCO 3.1%
  Altria Group, Inc. .........    134,230     3,602,733
  Philip Morris International,
     Inc. ....................    119,360     8,288,359
                                           ------------
TOTAL TOBACCO                                11,891,092
                                           ------------
TOTAL COMMON STOCKS
  (Cost $386,028,712)                       383,110,784
                                           ------------
SHORT TERM INVESTMENTS 0.2%
  SSgA Government Money Market
     Fund.....................    889,670       889,670
                                           ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $889,670)                               889,670
                                           ------------
TOTAL INVESTMENTS 100.0%(A)
  (Cost $386,918,382)                       384,000,454
                                           ------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.0%(b)                           40,808
                                           ------------
NET ASSETS--100.0%                         $384,041,262
-------------------------------------------------------




   * Non-Income Producing Security.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

 (b) Amount represents less than 0.05% of net assets.



See Notes to Financial Statements.

16




STATEMENT OF ASSETS AND LIABILITIES (Unaudited)                   April 30, 2011
--------------------------------------------------------------------------------


                                                              RYDEX S&P 500   RYDEX RUSSELL
                                                           EQUAL WEIGHT ETF      TOP 50 ETF
                                                           ----------------   -------------
ASSETS
Investments at Market Value*.............................   $3,241,877,134     $384,000,454
Receivables:
  Investments Sold.......................................        6,226,840          225,405
  Fund Shares Sold.......................................       46,728,082               --
  Dividends..............................................        2,355,144          498,314
                                                            --------------     ------------
     TOTAL ASSETS........................................    3,297,187,200      384,724,173
                                                            --------------     ------------
LIABILITIES
Payables:
  Investments Purchased..................................       52,911,882          621,258
  Accrued Management Fees................................        1,011,220           61,653
                                                            --------------     ------------
     TOTAL LIABILITIES...................................       53,923,102          682,911
                                                            --------------     ------------
NET ASSETS...............................................   $3,243,264,098     $384,041,262
                                                            ==============     ============
NET ASSETS CONSIST OF:
Paid-in Capital..........................................   $3,156,521,999     $482,525,132
Undistributed Net Investment Income......................        1,597,696          610,062
Accumulated Net Realized Loss on Investment Securities...     (258,518,083)     (96,176,004)
Net Unrealized Appreciation (Depreciation) on Investment
  Securities.............................................      343,662,486       (2,917,928)
                                                            --------------     ------------
NET ASSETS...............................................   $3,243,264,098     $384,041,262
                                                            ==============     ============
Shares Outstanding (Unlimited Shares Authorized), No Par
  Value..................................................       62,358,863        4,000,785
                                                            ==============     ============
Net Asset Value, Offering Price and Repurchase Price Per
  Share..................................................   $        52.01     $      95.99
                                                            ==============     ============
*Total Cost of Investments...............................   $2,898,214,648     $386,918,382
                                                            ==============     ============





See Notes to Financial Statements.

                                                      SEMI-ANNUAL REPORT      17





STATEMENT OF OPERATIONS (Unaudited)      For the Six Months Ended April 30, 2011
--------------------------------------------------------------------------------


                                                              RYDEX S&P 500   RYDEX RUSSELL
                                                           EQUAL WEIGHT ETF      TOP 50 ETF
                                                           ----------------   -------------
INVESTMENT INCOME
  Dividends, Net of Foreign Taxes Withheld...............    $ 27,705,411      $ 3,822,619
                                                             ------------      -----------
EXPENSES
  Management Fee.........................................       5,924,353          350,992
                                                             ------------      -----------
Net Investment Income....................................      21,781,058        3,471,627
                                                             ------------      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) From:
  Investments............................................     (14,025,444)         (21,537)
  In-kind Redemptions....................................     230,380,931          120,632
                                                             ------------      -----------
     Net Realized Gain...................................     216,355,487           99,095
Net Change in Unrealized Appreciation (Depreciation) on:
  Investment Securities..................................     266,685,601       41,385,901
                                                             ------------      -----------
Net Realized and Unrealized Gain on Investments..........     483,041,088       41,484,996
                                                             ------------      -----------
     NET INCREASE IN NET ASSETS RESULTING FROM
       OPERATIONS........................................    $504,822,146      $44,956,623
                                                             ============      ===========
Foreign Taxes Withheld...................................    $      1,781               --




See Notes to Financial Statements.

18




STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                      RYDEX S&P 500 EQUAL WEIGHT ETF           RYDEX RUSSELL TOP 50 ETF
                                   -----------------------------------   -----------------------------------
                                   SIX MONTHS ENDED                      SIX MONTHS ENDED
                                     APRIL 30, 2011         YEAR ENDED     APRIL 30, 2011         YEAR ENDED
                                        (UNAUDITED)   OCTOBER 31, 2010        (UNAUDITED)   OCTOBER 31, 2010
                                   ----------------   ----------------   ----------------   ----------------
OPERATIONS
  Net Investment Income..........   $    21,781,058    $    28,665,485     $  3,471,627       $  6,900,519
  Net Realized Gain (Loss).......       216,355,487        149,473,587           99,095         (7,489,617)
  Net Change in Unrealized
     Appreciation (Depreciation)
     on Investments..............       266,685,601        138,369,551       41,385,901         32,212,043
                                    ---------------    ---------------     ------------       ------------
  Net Increase in Net Assets
     Resulting From Operations...       504,822,146        316,508,623       44,956,623         31,622,945
                                    ---------------    ---------------     ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
  Net Investment Income..........       (20,661,956)       (27,968,738)      (3,380,614)        (6,973,425)
                                    ---------------    ---------------     ------------       ------------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares
     Purchased...................     1,643,283,470      1,634,617,920       27,507,655         45,555,770
  Value of Shares Purchased
     through Dividend
     Reinvestments...............                --             10,909               --              9,726
  Value of Shares Redeemed.......    (1,038,438,835)    (1,268,259,958)      (8,711,607)       (62,207,870)
                                    ---------------    ---------------     ------------       ------------
  Net Increase (Decrease) in Net
     Assets Resulting From Share
     Transactions................       604,844,635        366,368,871       18,796,048        (16,642,374)
                                    ---------------    ---------------     ------------       ------------
     Increase in Net Assets......     1,089,004,825        654,908,756       60,372,057          8,007,146
NET ASSETS--BEGINNING OF PERIOD..     2,154,259,273      1,499,350,517      323,669,205        315,662,059
                                    ---------------    ---------------     ------------       ------------
NET ASSETS--END OF PERIOD(1).....   $ 3,243,264,098    $ 2,154,259,273     $384,041,262       $323,669,205
                                    ===============    ===============     ============       ============
(1) Including Undistributed Net
  Investment Income..............   $     1,597,696    $       478,594     $    610,062       $    519,049
                                    ===============    ===============     ============       ============
CHANGES IN SHARES OUTSTANDING:
  Shares Purchased...............        34,350,000         39,600,000          300,000            550,000
  Shares Purchased through
     Dividend Reinvestments......                --                267               --                115
  Shares Redeemed................       (21,100,000)       (32,150,000)        (100,000)          (750,000)
  Shares Outstanding, Beginning
     of Period...................        49,108,863         41,658,596        3,800,785          4,000,670
                                    ---------------    ---------------     ------------       ------------
  Shares Outstanding, End of
     Period......................        62,358,863         49,108,863        4,000,785          3,800,785
                                    ===============    ===============     ============       ============





See Notes to Financial Statements.

                                                      SEMI-ANNUAL REPORT      19





FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                      RYDEX S&P 500 EQUAL WEIGHT ETF
                          -----------------------------------------------------
                          SIX MONTHS ENDED
                            APRIL 30, 2011         YEAR ENDED        YEAR ENDED
                               (UNAUDITED)   OCTOBER 31, 2010  OCTOBER 31, 2009
                          ----------------   ----------------  ----------------
PER SHARE OPERATING
  PERFORMANCE:
NET ASSET VALUE AT
  BEGINNING OF PERIOD...     $    43.87         $    35.99        $    30.01
                             ----------         ----------        ----------
Net Investment Income*..           0.35               0.60              0.54
Net Realized and
  Unrealized Gain (Loss)
  on Investments........           8.12               7.87              5.98
                             ----------         ----------        ----------
TOTAL FROM INVESTMENT
  OPERATIONS............           8.47               8.47              6.52
                             ----------         ----------        ----------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net Investment Income...          (0.33)             (0.59)            (0.54)
                             ----------         ----------        ----------
NET ASSET VALUE AT END
  OF PERIOD.............     $    52.01         $    43.87        $    35.99
                             ==========         ==========        ==========
TOTAL RETURN**..........          19.36%             23.67%            22.21%
RATIOS/SUPPLEMENTAL
  DATA:
Net Assets at End of
  Period (000's
  Omitted)..............     $3,243,264         $2,154,259        $1,499,351
RATIO TO AVERAGE NET
  ASSETS OF:
Total Expenses..........           0.40%***           0.40%             0.40%
Net Investment Income...           1.47%***           1.48%             1.75%
Portfolio Turnover
  Rate+.................             10%                20%               37%
                                       RYDEX S&P 500 EQUAL WEIGHT ETF
                          -------------------------------------------------------
                                YEAR ENDED        YEAR ENDED           YEAR ENDED
                          OCTOBER 31, 2008  OCTOBER 31, 2007  OCTOBER 31, 2006(1)
                          ----------------  ----------------  -------------------
PER SHARE OPERATING
  PERFORMANCE:
NET ASSET VALUE AT
  BEGINNING OF PERIOD...      $  50.63         $    46.06          $    39.68
                              --------         ----------          ----------
Net Investment Income*..          0.72               0.59                0.52
Net Realized and
  Unrealized Gain (Loss)
  on Investments........        (20.64)              4.56                6.36
                              --------         ----------          ----------
TOTAL FROM INVESTMENT
  OPERATIONS............        (19.92)              5.15                6.88
                              --------         ----------          ----------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net Investment Income...         (0.70)             (0.58)              (0.50)
                              --------         ----------          ----------
NET ASSET VALUE AT END
  OF PERIOD.............      $  30.01         $    50.63          $    46.06
                              ========         ==========          ==========
TOTAL RETURN**..........        (39.75)%            11.23%              17.42%
RATIOS/SUPPLEMENTAL
  DATA:
Net Assets at End of
  Period (000's
  Omitted)..............      $843,417         $2,177,693          $1,759,797
RATIO TO AVERAGE NET
  ASSETS OF:
Total Expenses..........          0.40%              0.40%               0.40%
Net Investment Income...          1.65%              1.22%               1.21%
Portfolio Turnover
  Rate+.................            32%                25%                 16%



     * Based on average shares outstanding.
    ** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   *** Annualized.
   (1) All per share information representing data prior to April 26, 2006 has been adjusted for the effect of a 4 for 1 share split which occurred on April 26, 2006.
     + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

20



FINANCIAL HIGHLIGHTS (concluded)
--------------------------------------------------------------------------------


                                          RYDEX RUSSELL TOP 50 ETF
                           -----------------------------------------------------
                           SIX MONTHS ENDED
                            APRIL 30, 2011          YEAR ENDED        YEAR ENDED
                                (UNAUDITED)   OCTOBER 31, 2010  OCTOBER 31, 2009
                           ----------------   ----------------  ----------------
PER SHARE OPERATING
  PERFORMANCE:
NET ASSET VALUE AT
  BEGINNING OF PERIOD....      $  85.16           $  78.90          $  76.29
                               --------           --------          --------
Net Investment Income*...          0.89               1.72              1.95
Net Realized and
  Unrealized Gain (Loss)
  on Investments.........         10.81               6.26              2.61
                               --------           --------          --------
TOTAL FROM INVESTMENT
  OPERATIONS.............         11.70               7.98              4.56
                               --------           --------          --------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net Investment Income....         (0.87)             (1.72)            (1.95)
                               --------           --------          --------
NET ASSET VALUE AT END OF
  PERIOD.................      $  95.99           $  85.16          $  78.90
                               ========           ========          ========
TOTAL RETURN**...........         13.80%             10.22%             6.35%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of
  Period (000's
  Omitted)...............      $384,041           $323,669          $315,662
RATIO TO AVERAGE NET
  ASSETS OF:
Total Expenses...........          0.20%***           0.20%             0.20%
Net Investment Income....          1.98%***           2.09%             2.79%
Portfolio Turnover
  Rate+..................             1%                 9%               12%
                                         RYDEX RUSSELL TOP 50 ETF
                           ----------------------------------------------------
                                 YEAR ENDED        YEAR ENDED        YEAR ENDED
                           OCTOBER 31, 2008  OCTOBER 31, 2007  OCTOBER 31, 2006
                           ----------------  ----------------  ----------------
PER SHARE OPERATING
  PERFORMANCE:
NET ASSET VALUE AT
  BEGINNING OF PERIOD....      $ 116.47          $ 104.15          $  91.39
                               --------          --------          --------
Net Investment Income*...          2.34              2.15              1.92
Net Realized and
  Unrealized Gain (Loss)
  on Investments.........        (40.20)            12.25             12.71
                               --------          --------          --------
TOTAL FROM INVESTMENT
  OPERATIONS.............        (37.86)            14.40             14.63
                               --------          --------          --------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net Investment Income....         (2.32)            (2.08)            (1.87)
                               --------          --------          --------
NET ASSET VALUE AT END OF
  PERIOD.................      $  76.29          $ 116.47          $ 104.15
                               ========          ========          ========
TOTAL RETURN**...........        (32.92)%           13.96%            16.18%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of
  Period (000's
  Omitted)...............      $434,878          $681,355          $364,541
RATIO TO AVERAGE NET
  ASSETS OF:
Total Expenses...........          0.20%             0.20%             0.20%
Net Investment Income....          2.37%             1.96%             1.98%
Portfolio Turnover
  Rate+..................            10%                8%                7%



     * Based on average shares outstanding.
    ** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   *** Annualized.
     + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.



See Notes to Financial Statements.

                                                      SEMI-ANNUAL REPORT      21





NOTES TO FINANCIAL STATEMENTS (Unaudited)                         April 30, 2011
--------------------------------------------------------------------------------

1.  ORGANIZATION

Rydex ETF Trust (the "Trust") is an open-end, management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust was organized as a Delaware statutory trust on November 22, 2002. As of April 30, 2011, the Trust offers twenty-five portfolios, each of which represents a separate series of beneficial interest in the Trust (each a "Fund", and collectively, the "Funds"). The financial statements herein relate to the following funds: Rydex S&P 500 Equal Weight ETF and Rydex Russell Top 50 ETF. Rydex S&P 500 Equal Weight ETF commenced operations on April 24, 2003 and the Rydex Russell Top 50 ETF commenced operations on May 4, 2005.

The Funds' investment objective is to replicate as closely as possible, before fees and expenses, the daily performance of an index representing publicly traded equity securities (the "Underlying Index"). Rydex S&P 500 Equal Weight ETF tracks the S&P 500 Equal Weight Total Return Index. Rydex Russell Top 50 ETF tracks the Russell Top 50(TM) Index. The Funds seek to achieve their objective by investing in common stocks that comprise the Underlying Index. The Funds use a "replication" strategy to track the Underlying Index. "Replication" refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index.

The Funds operate as index funds and are not actively managed. Adverse performance of a security in the Funds' portfolio will ordinarily not result in the elimination of the security from the Funds' portfolio.

The Funds issue and redeem shares on a continuous basis, at Net Asset Value per share ("NAV"), only in aggregation of 50,000 shares called a "Creation Unit". Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index.

2.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosures at the date of the financial statements and accompanying notes and the reported amounts of increases and decreases in net assets from operations during the reporting period. Management believes that the estimates utilized in preparing the Funds' financial statements are reasonable and prudent; however, actual results could differ from these estimates.

A. SECURITY VALUATION

Securities listed on a domestic securities exchange are valued based on the last sale price as of the close of regular trading hours on the New York Stock Exchange ("NYSE") or, in the absence of recorded sales, are valued at the most recent bid price. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price. The Funds invest in money market mutual funds, which are valued at their NAV.

Securities, for which market quotations are not readily available, including investments that are subject to limitations as to their sale, are valued at fair value as determined in good faith by Security Global Investors, an affiliated entity, which acts as the Funds' investment advisor (the "Advisor"), in accordance with procedures adopted by the Board of Trustees. In determining fair value, consideration is given to market conditions, relative benchmarks and other financial data.

B. SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from portfolio fund transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, net of foreign tax withholdings. Interest income is recorded on the accrual basis. Distributions received from investments in real estate investment trusts ("REITs") are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

C. REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements with financial institutions. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund's money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with

22



NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)             April 30, 2011
--------------------------------------------------------------------------------



large, well-capitalized and well-established financial institutions whose condition will be continually monitored by Security Global Investors. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercising of the Funds right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Funds could suffer a loss. It is the current policy of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Funds, amounts to more than 15% of the Funds net assets. The investments of the Funds in repurchase agreements, at times, may be substantial when, in the view of Security Global Investors, liquidity or other considerations so warrant. For the six months ended April 30, 2011, the Funds had not engaged in repurchase agreement transactions.

D. FEDERAL INCOME TAXES

The Funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income and capital gains, if any, to the shareholders within the allowable time limits. Therefore, no provision for Federal income taxes is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken on Federal income tax returns for all open tax years (fiscal years 2007 -- 2010), and has concluded that no provision for income tax was required in the Funds' financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for in-kind redemptions, income reclassifications from REITs and losses deferred due to wash sales.

For the six months ended April 30, 2011, the Funds realized net capital gains resulting from in-kind redemptions and other transactions. Because gains from in-kind redemptions are non-taxable to the Funds, and are not distributed to existing Fund shareholders, the gains are reclassified from accumulated net realized gains to paid-in-capital at the end of the Funds' tax year. These reclassifications have no effect on net assets or NAV. The in-kind net capital gains for the period ended April 30, 2011 are disclosed in the Fund's Statement of Operations.

At April 30, 2011, the identified cost of investments in securities owned by each Fund for Federal income tax purposes and the gross unrealized appreciation and depreciation were as follows:

                                                                                            NET UNREALIZED
                                         IDENTIFIED   GROSS UNREALIZED   GROSS UNREALIZED     APPRECIATION
                                               COST       APPRECIATION       DEPRECIATION   (DEPRECIATION)
                                     --------------   ----------------   ----------------   --------------
Rydex S&P 500 Equal Weight ETF.....  $2,898,214,648     $389,823,993       $(46,161,507)     $343,662,486
Rydex Russell Top 50 ETF...........     386,918,382       41,609,604        (44,527,532)       (2,917,928)


E. FAIR VALUE MEASUREMENT

In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds' investments. The inputs are summarized in the three broad levels listed below:

     Level 1 -- quoted prices in active markets for identical securities. The types of assets and liabilities carried at Level 1 fair value generally are government and agency securities, equities listed in active markets and stock index futures.

                                                      SEMI-ANNUAL REPORT      23




NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)             April 30, 2011
--------------------------------------------------------------------------------


     Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). The types of assets and liabilities carried at Level 2 fair value generally are domestic equity index swaps and short term securities with maturities of 60 days or less, including repurchase agreements.

     Level 3 -- significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Transfers between investment Levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds' net assets as of April 30, 2011:

                                                 LEVEL 1         LEVEL 2         LEVEL 3
                                             INVESTMENTS     INVESTMENTS     INVESTMENTS
FUND                                       IN SECURITIES   IN SECURITIES   IN SECURITIES            TOTAL
----                                      --------------   -------------   -------------   --------------
ASSETS
Rydex S&P 500 Equal Weight ETF..........  $3,241,877,134        $--             $--        $3,241,877,134
Rydex Russell Top 50 ETF................     384,000,454         --              --           384,000,454


For the six months ended April 30, 2011, there were no Level 3 Investments.

The Funds disclose information about transfers in and out of all Levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy. Purchases, sales, issuances and settlements are shown on a gross basis in a Level 3 roll forward rather than as one net number.

For the six months ended April 30, 2011, there were no securities transferred between any levels.

F. DIVIDENDS AND DISTRIBUTIONS

Distributions of net investment income and net realized capital gains, if any, are declared at least annually and recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.

G. RISK AND UNCERTAINTIES

The Funds invest in various investments which are exposed to risk, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect amounts reported in the financial statements. The Rydex Russell Top 50 ETF is a non-diversified fund, subjecting it to a greater risk than a fund that is diversified.

H. RISK DISCLOSURE

Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience the Funds expect the risk of loss to be remote.

3.  ADVISORY, ADMINISTRATION AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor determines the composition of the portfolio of securities that must be delivered in exchange for the issuance of Creation Units and periodically adjusts the composition of the portfolio of the Funds to conform to changes in the composition of the relevant index. For these services, the Advisor receives a management fee at the annual rate shown below of the average daily net assets of the Funds.

                                                                      ADVISORY FEE
                                                                      ------------
Rydex S&P 500 Equal Weight ETF......................................      0.40%
Rydex Russell Top 50 ETF............................................      0.20%

24



NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)             April 30, 2011
--------------------------------------------------------------------------------


The Advisor pays all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except: interest, taxes, distribution fees or expenses and extraordinary expenses.

Under an Administration Agreement, State Street Bank and Trust Company (the "Administrator") provides various administrative and accounting services for the maintenance and operations of the Funds. Under a Custodian Agreement with the Trust, the Administrator maintains cash, securities and other assets of the Trust and the Funds in separate accounts for each Fund, keeps all necessary accounts and records, and provides other services. The Administrator is required, upon the order of the Trust, to deliver securities held by the Custodian and to make payments for securities purchased by the Trust for the Funds. Pursuant to a Transfer Agency and Service Agreement with the Trust, the Administrator acts as a transfer agent for the Trust's authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. The Advisor compensates the Administrator directly for the foregoing services.

The Funds have adopted a Distribution Plan (the "Plan") that allows the Funds to pay distribution fees to Rydex Distributors, LLC, an affiliated entity, (the "Distributor") and other firms that provide distribution services ("Service Providers"). If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor will, in turn, pay the Service Provider out of its fees. No such fee is currently charged to the Funds.

4.  CAPITAL

At April 30, 2011, there were an unlimited number of no par value shares of beneficial interest authorized. There is a minimum transaction fee per transaction to those persons purchasing or redeeming Creation Units. An additional charge of up to three times the standard transaction fee may be imposed for purchases and redemptions effected outside the National Securities Clearing Corporation usual clearing process or for cash. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV of the Fund on the transaction date. Transaction fees are not charged to or paid by the Funds. The minimum transaction fees are:

                                                                            MINIMUM
                                                                    TRANSACTION FEE
                                                                    ---------------
Rydex S&P 500 Equal Weight ETF....................................       $2,000
Rydex Russell Top 50 ETF..........................................          500


5.  INVESTMENT TRANSACTIONS

For the six months ended April 30, 2011, the Funds had investment transactions in-kind associated with subscriptions and redemptions as follows:

                                                            SUBSCRIPTIONS      REDEMPTIONS
                                                           --------------   --------------
Rydex S&P 500 Equal Weight ETF...........................  $1,630,302,866   $1,026,446,458
Rydex Russell Top 50 ETF.................................      27,478,550        8,697,805


Purchases and sales of investment securities (excluding short-term investments, U.S. government and government agency obligations) for the Funds were as follows:

                                                                PURCHASES          SALES
                                                             ------------   ------------
Rydex S&P 500 Equal Weight ETF.............................  $288,579,841   $311,756,569
Rydex Russell Top 50 ETF...................................     2,401,668      1,989,131


There were no purchases or sales of U.S. government or government agency obligations for the six months ended April 30, 2011.

6.  NEW ACCOUNTING PRONOUNCEMENT

In May 2011, the Financial Accounting Standards Board issued an Accounting Standards Update (ASU 2011-4), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented in Note E. The new disclosures and clarifications of existing disclosures are generally effective during interim and annual periods beginning after December 15, 2011. Management is evaluating the impact of this update on its current disclosures.

                                                      SEMI-ANNUAL REPORT      25




NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)             April 30, 2011
--------------------------------------------------------------------------------


7.  NAME CHANGE

Effective March 1, 2011, the Rydex S&P Equal Weight ETF changed its Fund name to Rydex S&P 500 Equal Weight ETF. The name change did not have any impact on the Funds' investment objectives, tickers or CUSIPS.

26




SUPPLEMENTAL INFORMATION (Unaudited)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov. Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, 2010 is also available, without charge and upon request, by (i) calling 1-800-820-0888; or accessing the Trust's Form N-PX on the SEC's website at, http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES INFORMATION

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.

OFFICE LOCATIONS

The offices of Security Global Investors, LLC can be found in the following locations:

40 East 52nd Street
16th Floor
New York, NY 10022
(Headquarters)

Four Irvington Centre
805 King Farm Boulevard
Suite 600
Rockville, MD 20850

9401 Indian Creek Parkway
40 Corporate Woods
Suite 850
Overland Park, KS 66210

                                                      SEMI-ANNUAL REPORT      27




INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)
--------------------------------------------------------------------------------

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.

All Trustees and Officers may be reached c/o Rydex Investments, 805 King Farm Blvd., Suite 600, Rockville, MD 20850.

INDEPENDENT TRUSTEES


                                     LENGTH OF SERVICE
   NAME, POSITION AND                   AS TRUSTEE                   NUMBER OF FUNDS
     YEAR OF BIRTH                     (YEAR BEGAN)                     OVERSEEN
-----------------------  ----------------------------------------   ----------------
JOHN O. DEMARET                  Rydex Series Funds - 1997                 148
Trustee, Chairman of            Rydex Variable Trust - 1998
the Board (1940)                Rydex Dynamic Funds - 1999
                                  Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired

                                ---------------------

COREY A. COLEHOUR                Rydex Series Funds - 1993                 148
Trustee (1945)                  Rydex Variable Trust - 1998
                                Rydex Dynamic Funds - 1999
                                  Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2006 to present); Owner and
President of Schield Management Company, registered investment adviser (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield Management
Company, registered investment adviser (1985 to 2005)

                                ---------------------

J. KENNETH DALTON                Rydex Series Funds - 1995                 148
Trustee (1941)                  Rydex Variable Trust - 1998
                                Rydex Dynamic Funds - 1999
                                  Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Mortgage Banking Consultant and
Investor, The Dalton Group

                                ---------------------

WERNER E. KELLER                 Rydex Series Funds - 2005                 148
Trustee (1940)                  Rydex Variable Trust - 2005
                                Rydex Dynamic Funds - 2005
                                  Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2001 to present); Chairman,
Centurion Capital Management (1991 to 2001)

                                ---------------------

THOMAS F. LYDON, JR.             Rydex Series Funds - 2005                 148
Trustee (1960)                  Rydex Variable Trust - 2005
                                Rydex Dynamic Funds - 2005
                                  Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: President, Global Trends Investments

                                ---------------------

PATRICK T. MCCARVILLE            Rydex Series Funds - 1997                 148
Trustee (1942)                  Rydex Variable Trust - 1998
                                Rydex Dynamic Funds - 1999
                                  Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Founder and Chief Executive Officer,
Par Industries, Inc.

                                ---------------------

ROGER SOMERS                     Rydex Series Funds - 1993                 148
Trustee (1944)                  Rydex Variable Trust - 1998
                                Rydex Dynamic Funds - 1999
                                  Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Owner, Arrow Limousine

------------------------------------------------------------------------------------

28

--------------------------------------------------------------------------------

EXECUTIVE OFFICERS


            NAME, POSITION AND               PRINCIPAL OCCUPATIONS DURING PAST FIVE
              YEAR OF BIRTH                                  YEARS
-----------------------------------------  -----------------------------------------
RICHARD M. GOLDMAN*                        President of Rydex Series Funds, Rydex
President (1961)                           Variable Trust, Rydex Dynamic Funds and
                                           Rydex ETF Trust (2009 to present); Chief
                                           Executive Officer and Director of Rydex
                                           Investments (2009 to present); President,
                                           Chief Executive Officer and Director of
                                           Rydex Distributors, Inc. (2009 to
                                           present); President and Chief Executive
                                           Officer of Rydex Holdings, LLC (2009 to
                                           present); Senior Vice President of
                                           Security Benefit Corp. (2007 to present);
                                           Director of First Security Benefit Life
                                           and Annuity Insurance Company of New York
                                           (2007 to present); Director of Security
                                           Distributors, Inc. (2007 to present);
                                           President of Security Investors, LLC
                                           (2007 to present); Manager and President
                                           of Security Global Investors, LLC (2007
                                           to present); Managing Member of R.M.
                                           Goldman Partners, LLC (2006 to 2007)

MICHAEL P. BYRUM*                          Vice President of Rydex Series Funds
Vice President (1970)                      (1997 to present); Vice President of
                                           Rydex Variable Trust (1998 to present);
                                           Vice President of Rydex Dynamic Funds
                                           (1999 to present); President of Rydex
                                           Investments (2004 to present); Chief
                                           Investment Officer of Rydex Investments
                                           (2006 to present); Secretary of Rydex
                                           Investments (2002 to present); Director
                                           of Rydex Investments (2008 to present);
                                           Chief Investment Officer of Rydex
                                           Holdings, LLC (2008 to present); Vice
                                           President of Rydex Distributors, Inc.
                                           (2009 to present); Manager of Rydex
                                           Specialized Products, LLC (2005 to
                                           present); Secretary of Rydex Specialized
                                           Products, LLC (2005 to 2008); Trustee of
                                           Rydex Series Funds, Rydex Variable Trust
                                           and Rydex Dynamic Funds (2005 to 2009);
                                           Vice President of Rydex ETF Trust (2002
                                           to present); President and Trustee of
                                           Rydex Capital Partners SPhinX Fund (2003
                                           to 2007)

NIKOLAOS BONOS*                            Vice President and Treasurer of Rydex
Vice President and Treasurer (1963)        Series Funds, Rydex Variable Trust, Rydex
                                           Dynamic Funds and Rydex ETF Trust (2003
                                           to present); Senior Vice President of
                                           Rydex Investments (2006 to present);
                                           Chief Executive Officer of Rydex
                                           Specialized Products, LLC (2009 to
                                           present); Chief Financial Officer of
                                           Rydex Specialized Products, LLC (2005 to
                                           2009); Vice President and Treasurer of
                                           Rydex Capital Partners SPhinX Fund (2003
                                           to 2006)

JOANNA M. HAIGNEY*                         Chief Compliance Officer of Rydex Series
Chief Compliance Officer and Secretary     Funds, Rydex Variable Trust, and Rydex
(1966)                                     Dynamic Funds (2004 to present);
                                           Secretary of Rydex Series Funds, Rydex
                                           Variable Trust, Rydex Dynamic Funds (2000
                                           to present); Secretary of Rydex ETF Trust
                                           (2002 to present); Chief Compliance
                                           Officer of Rydex Investments (2005 to
                                           present) Vice President of Compliance of
                                           Rydex Investments (2006 to present);
                                           Director of Rydex Distributors, Inc.
                                           (2009 to present); Secretary of Rydex
                                           Capital Partners SPhinX Fund (2003 to
                                           2006)

KEITH FLETCHER*                            Vice President of Rydex Series Funds,
Vice President (1958)                      Rydex Variable Trust, Rydex Dynamic Funds
                                           and Rydex ETF Trust (2009 to present);
                                           Vice President of Rydex Investments (2009
                                           to present); Vice President of Rydex
                                           Specialized Products, LLC (2009 to
                                           present); Vice President and Director of
                                           Rydex Distributors, Inc. (2009 to
                                           present); Vice President of Security
                                           Global Investors, LLC (2009 to present)


                                                      SEMI-ANNUAL REPORT      29




INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)
--------------------------------------------------------------------------------

EXECUTIVE OFFICERS (concluded)


            NAME, POSITION AND               PRINCIPAL OCCUPATIONS DURING PAST FIVE
              YEAR OF BIRTH                                  YEARS
-----------------------------------------  -----------------------------------------
AMY LEE*                                   Vice President and Assistant Secretary of
Vice President and                         Rydex Series Funds, Rydex Variable Trust,
Assistant Secretary (1960)                 Rydex Dynamic Funds and Rydex ETF Trust
                                           (2009 to present); Secretary of Rydex
                                           Distributors, Inc. (2008 to present);
                                           Chief Compliance Officer of Rydex
                                           Distributors, Inc. (2008 to 2009); Vice
                                           President, Associate General Counsel and
                                           Assistant Secretary of Security Benefit
                                           Corp. (2005 to present); Vice President,
                                           Associate General Counsel and Assistant
                                           Secretary of Security Benefit Life
                                           Insurance Co. (2004 to present);
                                           Assistant General Counsel of First
                                           Security Benefit Life and Annuity Company
                                           of New York (2004 to present); Chief
                                           Compliance Officer and Secretary of
                                           Security Distributors, Inc. (2004 to
                                           present); Secretary of Security Global
                                           Investors, Inc. (2007 to present)

JOSEPH ARRUDA*                             Assistant Treasurer of Rydex Series
Assistant Treasurer (1966)                 Funds, Rydex Variable Trust, Rydex
                                           Dynamic Funds and Rydex ETF Trust (2006
                                           to present); Senior Vice President of
                                           Rydex Investments (2008 to present); Vice
                                           President of Rydex Investments (2004 to
                                           2008); Manager and Chief Financial
                                           Officer of Rydex Specialized Products,
                                           LLC (2009 to present)


* Officers of the Funds are deemed to be "interested persons" of the Trust, within the meaning of Section 2(a) (19) of the 1940 Act, inasmuch as this person is affiliated with Rydex Investments.

(RYDEX SGI LOGO)

805 KING FARM BLVD.
SUITE 600
ROCKVILLE, MD 20850
800.820.0888
www.rydex-sgi.com



ETF-SEMI-0411X1011

                                                                  April 30, 2011
                                              RYDEX ETF TRUST SEMI-ANNUAL REPORT

                                                      RYDEX S&P PURE STYLE ETFS
                              Rydex S&P 500 Pure Value ETF (NYSE Arca, Inc. RPV)
                             Rydex S&P 500 Pure Growth ETF (NYSE Arca, Inc. RPG)
                       Rydex S&P MidCap 400 Pure Value ETF (NYSE Arca, Inc. RFV)
                      Rydex S&P MidCap 400 Pure Growth ETF (NYSE Arca, Inc. RFG)
                     Rydex S&P SmallCap 600 Pure Value ETF (NYSE Arca, Inc. RZV)
                    Rydex S&P SmallCap 600 Pure Growth ETF (NYSE Arca, Inc. RZG)

                                          RYDEX S&P 500 EQUAL WEIGHT SECTOR ETFS
     Rydex S&P 500 Equal Weight Consumer Discretionary ETF (NYSE Arca, Inc. RCD)
                   (formerly, Rydex S&P Equal Weight Consumer Discretionary ETF) Rydex S&P 500 Equal Weight Consumer Staples ETF (NYSE Arca, Inc. RHS)
                         (formerly, Rydex S&P Equal Weight Consumer Staples ETF)
                     Rydex S&P 500 Equal Weight Energy ETF (NYSE Arca, Inc. RYE)
                                   (formerly, Rydex S&P Equal Weight Energy ETF)
                 Rydex S&P 500 Equal Weight Financials ETF (NYSE Arca, Inc. RYF)
                               (formerly, Rydex S&P Equal Weight Financials ETF)
                Rydex S&P 500 Equal Weight Health Care ETF (NYSE Arca, Inc. RYH)
                             (formerly, Rydex S&P Equal Weight Health Care ETF)
                Rydex S&P 500 Equal Weight Industrials ETF (NYSE Arca, Inc. RGI)
                              (formerly, Rydex S&P Equal Weight Industrials ETF)
                  Rydex S&P 500 Equal Weight Materials ETF (NYSE Arca, Inc. RTM)
                               (formerly, Rydex S&P Equal Weight Materials ETF)
                 Rydex S&P 500 Equal Weight Technology ETF (NYSE Arca, Inc. RYT)
                              (formerly, Rydex S&P Equal Weight Technology ETF)
                  Rydex S&P 500 Equal Weight Utilities ETF (NYSE Arca, Inc. RYU)
                                (formerly, Rydex S&P Equal Weight Utilities ETF)




(RYDEX SGI LOGO)                                       (RYDEX SGI LOGO)

                                                          SEMI-ANNUAL REPORT   1





 TABLE OF CONTENTS
--------------------------------------------------------------------------------



LETTER TO OUR SHAREHOLDERS...............................................     2

FEES AND EXPENSES........................................................     4

PREMIUM AND DISCOUNT INFORMATION.........................................     5

PORTFOLIO SUMMARY........................................................     7

SCHEDULES OF INVESTMENTS.................................................    22

STATEMENT OF ASSETS AND LIABILITIES......................................    46

STATEMENT OF OPERATIONS..................................................    50

STATEMENTS OF CHANGES IN NET ASSETS......................................    54

FINANCIAL HIGHLIGHTS.....................................................    62

NOTES TO FINANCIAL STATEMENTS............................................    77

SUPPLEMENTAL INFORMATION.................................................    84

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS............................    85

2





LETTER TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

The equity market rise that began shortly after the depths of the financial crisis in 2008 continued through the six months ending April 30, 2011. Investors appeared hopeful the economic recovery was becoming self-sustaining, in spite of an assortment of first quarter 2011 shocks that ranged from higher oil prices to turmoil in the Mid East to the effects of the natural disaster in Japan. Assurance from the Fed that it was not going to immediately reverse its loose monetary policy, and that inflation was transitory, helped drive stocks at April's end to their highest level since just before the Lehman Brothers collapse in September 2008.

Clouding the picture, however, were reports of a slower rate of U.S. output and uncertainty over the expected conclusion of the Fed's quantitative easing program in June. The infusion of liquidity helped stocks rise 30% since last August and 20% over six months ending in April. As investors searching for higher yields increasingly took on credit risk over the past year, many bond sectors also benefited, particularly investment grade corporate bonds and high-yield bonds. Yields on the benchmark 10-year Treasury, meanwhile, have been sliding since December, reflecting increasingly weaker economic data and the potential for Treasuries to benefit from the end of the Fed's bond buying. In April, Standard & Poor's cut its outlook for U.S. sovereign debt for the first time since it started rating it 70 years ago, highlighting the hit to U.S. creditworthiness brought about by unfunded government tax cuts and spending programs, along with fiscal stimulus during the recession that have added significantly to the nation's debt.

April meeting minutes revealed that the Fed's next moves to maintain the economy would be to reduce its balance sheet and then consider whether to begin raising rates. But it also indicated it was in no hurry to make a move, particularly since it believed the recent run-up in commodity prices would not lead to a sustained increase in inflation. It has held short-term rates near zero since December 2008.

Some analysts believe the end of quantitative easing could lead to more caution in the markets, a view supported by weaker-than-expected U.S. GDP figures in late April that showed the economy grew at an annual rate of 1.8% in the first quarter of 2011, compared with estimates of around 2%. The rate was 3.1% for the fourth quarter of 2010. Although some corners of the economy are showing strength, such as job creation and export growth, stronger gains may be needed to help encourage households to spend freely. Unemployment remains stubbornly high at around 9%, while the prices of houses keep falling and sales are down, keeping consumers on edge.

Investors in global markets, meanwhile, are increasingly concerned about the potential for soaring food and energy prices to derail global economic recovery. The International Monetary Fund said global economic growth would slow to 4.5% this year, down from 5% last year. Through the first four months of 2011, stocks in overseas developed markets have risen less than counterparts in the U.S., while emerging markets stocks have also underperformed. Central banks throughout the emerging world have begun hiking rates in an effort to slow inflation, while China has been tapping the brakes on too-fast growth in its economy. Such moves contributed to a slowing in commodity price rises at the beginning of May, after a rapid rise over the prior 12 months.

The price of a barrel of oil rose above $100 in the first quarter of 2011 for the first time since 2008. The higher price of oil as a production cost caused the prices of many metals to slip in early 2011, aided by a pullback in demand due to the Japanese earthquake or China's efforts to slow lending. Gold spent much of the first quarter of 2011 in negative territory, but has turned in a spectacular climb over the past 12 months, rising above $1,500 an ounce in mid-April for the first time. Gold traders said bullion bets have increased as investors question central banks' ability to successfully manage the withdrawal of stimulus policies put in place during the financial crisis.

Helped largely by the Fed's liberal monetary policy, the dollar has lost value against most every other global currency over the past few months, as the value of the dollar against a basket of other currencies fell to a four-decade low. Some strategists believe the dollar may be poised to rally, benefiting from hints at possible Fed tightening.

U.S. economic growth, while not robust, has proven strong enough to overcome some major shocks in the past year. Many market observers, citing recent data on unemployment, housing and inflation, say the economy remains fragile. Others believe the economy is moving into a more mature phase and will continue to expand, although at a lower level than is customary after a major recession. Despite indicators of slowing in the U.S. and Europe, a new recession in Japan and renewed worries about sovereign debt in the eurozone, equity markets are still being buoyed by solid earnings, reasonable valuations and accommodative monetary policy.

                                                          SEMI-ANNUAL REPORT   3






--------------------------------------------------------------------------------


At Rydex|SGI, our products are designed to help investors navigate uncertain markets, including hedging or augmenting exposures to the equity or fixed-income markets, or introducing alternative assets and strategies to portfolios for overall diversification(1). Thank you for the trust you place in us.

Sincerely,

-s- Michael Byrum
Michael Byrum
President & Chief Investment Officer

Performance displayed represents past performance which is no guarantee of future results. Of course, fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call us at 800.820.0888 or visit www.rydex-sgi.com.

READ EACH FUND'S PROSPECTUS AND SUMMARY PROSPECTUS (IF AVAILABLE) CAREFULLY BEFORE INVESTING. IT CONTAINS THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES, EXPENSES AND OTHER INFORMATION, WHICH SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING. OBTAIN A PROSPECTUS AND SUMMARY PROSPECTUS (IF AVAILABLE) AT WWW.RYDEX-SGI.COM OR CALL 800.820.0888

RYDEX|SGI FUNDS ARE DISTRIBUTED BY RYDEX DISTRIBUTORS, LLC (RDL). Security Investors, LLC (SI) is a registered investment advisor, and does business as Security Global Investors(R) and Rydex Investments. SI and RDL are affiliates and are subsidiaries of Security Benefit Corporation, which is wholly owned by Guggenheim SBC Holdings, LLC, a special purpose entity managed by an affiliate of Guggenheim Partners, LLC, a diversified financial services firm with more than $100 billion in assets under supervision.

--------

(1) Diversification neither assures a profit not eliminates the risk of experiencing investment losses.

4





FEES AND EXPENSES (Unaudited)
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLE
As a shareholder of the Rydex ETF Trust, you incur transaction costs such as creation and redemption fees or brokerage charges, and ongoing costs including advisory fees, trustee fees and, if applicable, distribution fees. All other Trust expenses are paid by the advisor. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example in the table is based on an investment of $1,000 invested on October 31, 2010 and held for the six months ended April 30, 2011.

ACTUAL EXPENSES
The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                         BEGINNING      ENDING              EXPENSES
                                                           ACCOUNT     ACCOUNT           PAID DURING
                                               EXPENSE       VALUE       VALUE     SIX-MONTH PERIOD*
                                                 RATIO    10/31/10     4/30/11   10/31/10 TO 4/30/11
                                               -------   ---------   ---------   -------------------
ACTUAL
  Rydex S&P 500 Pure Value ETF...............    0.35%   $1,000.00   $1,249.30          $1.95
  Rydex S&P 500 Pure Growth ETF..............    0.35%   $1,000.00   $1,193.80          $1.90
  Rydex S&P MidCap 400 Pure Value ETF........    0.35%   $1,000.00   $1,191.00          $1.90
  Rydex S&P MidCap 400 Pure Growth ETF.......    0.35%   $1,000.00   $1,270.00          $1.97
  Rydex S&P SmallCap 600 Pure Value ETF......    0.35%   $1,000.00   $1,199.30          $1.91
  Rydex S&P SmallCap 600 Pure Growth ETF.....    0.35%   $1,000.00   $1,252.00          $1.95
  Rydex S&P 500 Equal Weight Consumer
     Discretionary ETF.......................    0.50%   $1,000.00   $1,192.60          $2.72
  Rydex S&P 500 Equal Weight Consumer Staples
     ETF.....................................    0.50%   $1,000.00   $1,149.90          $2.67
  Rydex S&P 500 Equal Weight Energy ETF......    0.50%   $1,000.00   $1,401.70          $2.92
  Rydex S&P 500 Equal Weight Financials ETF..    0.50%   $1,000.00   $1,168.00          $2.69
  Rydex S&P 500 Equal Weight Health Care
     ETF.....................................    0.50%   $1,000.00   $1,210.10          $2.74
  Rydex S&P 500 Equal Weight Industrials
     ETF.....................................    0.50%   $1,000.00   $1,202.80          $2.73
  Rydex S&P 500 Equal Weight Materials ETF...    0.50%   $1,000.00   $1,191.20          $2.72
  Rydex S&P 500 Equal Weight Technology ETF..    0.50%   $1,000.00   $1,164.80          $2.68
  Rydex S&P 500 Equal Weight Utilities ETF...    0.50%   $1,000.00   $1,102.20          $2.61
HYPOTHETICAL (ASSUMING A 5% RETURN BEFORE
  EXPENSES)
  Rydex S&P 500 Pure Value ETF...............    0.35%   $1,000.00   $1,023.06          $1.76
  Rydex S&P 500 Pure Growth ETF..............    0.35%   $1,000.00   $1,023.06          $1.76
  Rydex S&P MidCap 400 Pure Value ETF........    0.35%   $1,000.00   $1,023.06          $1.76
  Rydex S&P MidCap 400 Pure Growth ETF.......    0.35%   $1,000.00   $1,023.06          $1.76
  Rydex S&P SmallCap 600 Pure Value ETF......    0.35%   $1,000.00   $1,023.06          $1.76
  Rydex S&P SmallCap 600 Pure Growth ETF.....    0.35%   $1,000.00   $1,023.06          $1.76
  Rydex S&P 500 Equal Weight Consumer
     Discretionary ETF.......................    0.50%   $1,000.00   $1,022.32          $2.51
  Rydex S&P 500 Equal Weight Consumer Staples
     ETF.....................................    0.50%   $1,000.00   $1,022.32          $2.51
  Rydex S&P 500 Equal Weight Energy ETF......    0.50%   $1,000.00   $1,022.36          $2.46
  Rydex S&P 500 Equal Weight Financials ETF..    0.50%   $1,000.00   $1,022.32          $2.51
  Rydex S&P 500 Equal Weight Health Care
     ETF.....................................    0.50%   $1,000.00   $1,022.32          $2.51
  Rydex S&P 500 Equal Weight Industrials
     ETF.....................................    0.50%   $1,000.00   $1,022.32          $2.51
  Rydex S&P 500 Equal Weight Materials ETF...    0.50%   $1,000.00   $1,022.32          $2.51
  Rydex S&P 500 Equal Weight Technology ETF..    0.50%   $1,000.00   $1,022.32          $2.51
  Rydex S&P 500 Equal Weight Utilities ETF...    0.50%   $1,000.00   $1,022.32          $2.51



--------

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

                                                          SEMI-ANNUAL REPORT   5






PREMIUM AND DISCOUNT INFORMATION (Unaudited)
--------------------------------------------------------------------------------

The tables that follow present information about the differences between the daily market price on secondary markets for shares of the Funds and each Fund's NAV. Net Asset Value, or "NAV," is the price per share at which a Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The "Market Price" of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the Exchange on which the Fund is listed for trading, as of the time the Fund's NAV is calculated. A Fund's Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply of and demand for shares of the Funds.

Premiums or discounts are the differences (generally expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a positive percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a negative percentage of the NAV.

The following information shows the frequency distribution of premiums and discounts for the Funds. The information shown for each Fund is for the period from inception to April 30, 2011.

Each line in the table shows the number of trading days in which the Funds traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

                                                                  NUMBER OF DAYS
                                     ------------------------------------------------------------------------
                                                   RYDEX       RYDEX        RYDEX         RYDEX         RYDEX
                                          RYDEX  S&P 500         S&P          S&P           S&P           S&P
                                        S&P 500     PURE  MIDCAP 400   MIDCAP 400  SMALLCAP 600  SMALLCAP 600
                                     PURE VALUE   GROWTH  PURE VALUE  PURE GROWTH    PURE VALUE   PURE GROWTH
   PREMIUM/DISCOUNT RANGE                   ETF      ETF         ETF          ETF           ETF           ETF
-------------------------------------------------------------------------------------------------------------
Greater Than 3%                             3         2          6           0             4             4
Between 1.01% and 3%                       32        17         28          11            21            45
Between .51% and 1%                        46        32         40          24            42            50
Between .26% and .5%                       67        62         70          35            85           105
Between 0% and .25%                       639       716        569         712           548           490
Between -0.01% and -0.25%                 597       573        622         605           640           569
Between -0.26% and -0.5%                   71        64         80          84            88           127
Between -0.51% and -1%                     40        29         44          36            54            83
Between -1.01% and -3%                     30        29         56          20            40            50
Less Than -3%                               3         4         13           1             6             5
-------------------------------------------------------------------------------------------------------------
Total                                   1,528     1,528      1,528       1,528         1,528         1,528



                                                             PERCENTAGE OF TOTAL DAYS
                                     ------------------------------------------------------------------------
                                                   RYDEX       RYDEX        RYDEX         RYDEX         RYDEX
                                          RYDEX  S&P 500         S&P          S&P           S&P           S&P
                                        S&P 500     PURE  MIDCAP 400   MIDCAP 400  SMALLCAP 600  SMALLCAP 600
                                     PURE VALUE   GROWTH  PURE VALUE  PURE GROWTH    PURE VALUE   PURE GROWTH
   PREMIUM/DISCOUNT RANGE                   ETF      ETF         ETF          ETF           ETF           ETF
-------------------------------------------------------------------------------------------------------------
Greater Than 3%                          0.20%      0.13%     0.39%        0.00%        0.26%         0.26%
Between 1.01% and 3%                     2.09%      1.11%     1.83%        0.72%        1.37%         2.95%
Between .51% and 1%                      3.01%      2.09%     2.62%        1.57%        2.75%         3.27%
Between .26% and .5%                     4.38%      4.06%     4.58%        2.29%        5.56%         6.87%
Between 0% and .25%                     41.82%     46.85%    37.24%       46.59%       35.87%        32.07%
Between -0.01% and -0.25%               39.07%     37.50%    40.71%       39.59%       41.89%        37.24%
Between -0.26% and -0.5%                 4.65%      4.19%     5.24%        5.50%        5.76%         8.31%
Between -0.51% and -1%                   2.62%      1.90%     2.88%        2.36%        3.53%         5.43%
Between -1.01% and -3%                   1.96%      1.90%     3.66%        1.31%        2.62%         3.27%
Less Than -3%                            0.20%      0.27%     0.85%        0.07%        0.39%         0.33%
-------------------------------------------------------------------------------------------------------------
Total                                  100.00%    100.00%   100.00%      100.00%      100.00%       100.00%

6




PREMIUM AND DISCOUNT INFORMATION (Unaudited) (concluded)
--------------------------------------------------------------------------------


                                                                     NUMBER OF DAYS
                             ---------------------------------------------------------------------------------------------
                                               RYDEX
                                     RYDEX   S&P 500    RYDEX       RYDEX        RYDEX        RYDEX      RYDEX       RYDEX
                             S&P 500 EQUAL     EQUAL  S&P 500     S&P 500      S&P 500      S&P 500    S&P 500     S&P 500
                                    WEIGHT    WEIGHT    EQUAL       EQUAL        EQUAL        EQUAL      EQUAL       EQUAL
                                  CONSUMER  CONSUMER   WEIGHT      WEIGHT       WEIGHT       WEIGHT     WEIGHT      WEIGHT
                             DISCRETIONARY   STAPLES   ENERGY  FINANCIALS  HEALTH CARE  INDUSTRIALS  MATERIALS  TECHNOLOGY
   PREMIUM/DISCOUNT RANGE              ETF       ETF      ETF         ETF          ETF          ETF        ETF         ETF
--------------------------------------------------------------------------------------------------------------------------
Greater Than 30%                     0            0        0          1           0            0           0           0
Between 10.01% and 30%               0            0        0          1           0            0           0           0
Between 8.01% and 10%                1            0        0          0           0            0           0           0
Between 3.01% and 8%                 7            0        7         12           0            6           3           6
Between 1.01% and 3%                24           25       33         58           7           48          36          26
Between .51% and 1%                 37           48       64         59          31           52          46          39
Between .26% and .5%                45           73       78         75          69           79          59          57
Between 0% and .25%                532          507      444        426         555          468         529         582
Between -0.01% and -0.25%          545          505      475        472         567          483         512         483
Between -0.26% and -0.5%            91          107      106         91          81           97          76          73
Between -0.51% and -1%              49           71       85         77          39           79          51          54
Between -1.01% and -3%              19           21       51         67           8           42          39          35
Between -3.01% and -8%               6            0       13         16           0            3           6           2
Between -8.01% and -10%              1            0        0          1           0            0           0           0
Between -10.01% and -30%             0            0        0          1           0            0           0           0
Less Than -30%                       0            0        1          0           0            0           0           0
--------------------------------------------------------------------------------------------------------------------------
Total                            1,357        1,357    1,357      1,357       1,357        1,357       1,357       1,357
                             NUMBER OF
                                DAYS
                             ---------
                                 RYDEX
                               S&P 500
                                 EQUAL
                                WEIGHT
                             UTILITIES
   PREMIUM/DISCOUNT RANGE          ETF
--------------------------------------
Greater Than 30%                   0
Between 10.01% and 30%             0
Between 8.01% and 10%              0
Between 3.01% and 8%               2
Between 1.01% and 3%              39
Between .51% and 1%               45
Between .26% and .5%              80
Between 0% and .25%              485
Between -0.01% and -0.25%        498
Between -0.26% and -0.5%          96
Between -0.51% and -1%            78
Between -1.01% and -3%            28
Between -3.01% and -8%             5
Between -8.01% and -10%            0
Between -10.01% and -30%           0
Less Than -30%                     1
--------------------------------------
Total                          1,357



                                                                PERCENTAGE OF TOTAL DAYS
                             ---------------------------------------------------------------------------------------------
                                               RYDEX
                                     RYDEX   S&P 500    RYDEX       RYDEX        RYDEX        RYDEX      RYDEX       RYDEX
                             S&P 500 EQUAL     EQUAL  S&P 500     S&P 500      S&P 500      S&P 500    S&P 500     S&P 500
                                    WEIGHT    WEIGHT    EQUAL       EQUAL        EQUAL        EQUAL      EQUAL       EQUAL
                                  CONSUMER  CONSUMER   WEIGHT      WEIGHT       WEIGHT       WEIGHT     WEIGHT      WEIGHT
                             DISCRETIONARY   STAPLES   ENERGY  FINANCIALS  HEALTH CARE  INDUSTRIALS  MATERIALS  TECHNOLOGY
   PREMIUM/DISCOUNT RANGE              ETF       ETF      ETF         ETF          ETF          ETF        ETF         ETF
--------------------------------------------------------------------------------------------------------------------------
Greater Than 30%                   0.00%       0.00%     0.00%     0.07%        0.00%        0.00%       0.00%      0.00%
Between 10.01% and 30%             0.00%       0.00%     0.00%     0.07%        0.00%        0.00%       0.00%      0.00%
Between 8.01% and 10%              0.07%       0.00%     0.00%     0.00%        0.00%        0.00%       0.00%      0.00%
Between 3.01% and 8%               0.52%       0.00%     0.52%     0.88%        0.00%        0.44%       0.22%      0.44%
Between 1.01% and 3%               1.77%       1.84%     2.43%     4.27%        0.52%        3.54%       2.65%      1.92%
Between .51% and 1%                2.73%       3.54%     4.72%     4.35%        2.28%        3.83%       3.39%      2.87%
Between .26% and .5%               3.32%       5.38%     5.75%     5.53%        5.08%        5.82%       4.35%      4.20%
Between 0% and .25%               39.20%      37.36%    32.72%    31.40%       40.90%       34.49%      38.99%     42.89%
Between -0.01% and -0.25%         40.16%      37.21%    35.00%    34.79%       41.79%       35.59%      37.73%     35.59%
Between -0.26% and -0.5%           6.71%       7.89%     7.81%     6.71%        5.97%        7.15%       5.60%      5.38%
Between -0.51% and -1%             3.61%       5.23%     6.26%     5.67%        2.87%        5.82%       3.76%      3.98%
Between -1.01% and -3%             1.40%       1.55%     3.76%     4.94%        0.59%        3.10%       2.87%      2.58%
Between -3.01% and -8%             0.44%       0.00%     0.96%     1.18%        0.00%        0.22%       0.44%      0.15%
Between -8.01% and -10%            0.07%       0.00%     0.00%     0.07%        0.00%        0.00%       0.00%      0.00%
Between -10.01% and -30%           0.00%       0.00%     0.00%     0.07%        0.00%        0.00%       0.00%      0.00%
Less Than -30%                     0.00%       0.00%     0.07%     0.00%        0.00%        0.00%       0.00%      0.00%
--------------------------------------------------------------------------------------------------------------------------
Total                            100.00%     100.00%   100.00%   100.00%      100.00%      100.00%     100.00%    100.00%
                              PERCENT-
                               AGE OF
                               TOTAL
                                DAYS
                             ---------
                                 RYDEX
                               S&P 500
                                 EQUAL
                                WEIGHT
                             UTILITIES
   PREMIUM/DISCOUNT RANGE          ETF
--------------------------------------
Greater Than 30%                 0.00%
Between 10.01% and 30%           0.00%
Between 8.01% and 10%            0.00%
Between 3.01% and 8%             0.15%
Between 1.01% and 3%             2.87%
Between .51% and 1%              3.32%
Between .26% and .5%             5.90%
Between 0% and .25%             35.74%
Between -0.01% and -0.25%       36.70%
Between -0.26% and -0.5%         7.07%
Between -0.51% and -1%           5.75%
Between -1.01% and -3%           2.06%
Between -3.01% and -8%           0.37%
Between -8.01% and -10%          0.00%
Between -10.01% and -30%         0.00%
Less Than -30%                   0.07%
--------------------------------------
Total                          100.00%

                                                          SEMI-ANNUAL REPORT   7





RYDEX S&P 500 PURE VALUE ETF
PORTFOLIO SUMMARY (Unaudited)                               As of April 30, 2011
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
SUPERVALU, INC.                                                            2.68%
DEAN FOODS CO.                                                             2.48%
TESORO CORP.                                                               2.40%
CONSTELLATION ENERGY GROUP, INC.                                           2.39%
VALERO ENERGY CORP.                                                        2.12%
SEARS HOLDINGS CORP.                                                       2.08%
COVENTRY HEALTH CARE, INC.                                                 1.97%
NRG ENERGY, INC.                                                           1.96%
TYSON FOODS, INC. -- CLASS A                                               1.75%
ARCHER-DANIELS-MIDLAND CO.                                                 1.73%
------------------------------------------------------------------------------------



SECTOR ALLOCATIONS*

(PIE CHART)

Financials                                   24.58
Utilities                                    16.19
Consumer Staples                             14.02
Health Care                                  11.21
Consumer Discretionary                       10.91
Energy                                        9.08
Industrials                                   5.61
Materials                                     3.72
Information Technology                        3.36
Telecommunication Services                    1.32




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

8




RYDEX S&P 500 PURE GROWTH ETF
PORTFOLIO SUMMARY (Unaudited)                               As of April 30, 2011
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
PRICELINE.COM, INC.                                                        1.91%
NETFLIX, INC.                                                              1.74%
COGNIZANT TECHNOLOGY SOLUTIONS CORP. -- CLASS A                            1.67%
APPLE, INC.                                                                1.58%
AMAZON.COM, INC.                                                           1.58%
WESTERN DIGITAL CORP.                                                      1.56%
CHIPOTLE MEXICAN GRILL, INC. -- CLASS A                                    1.55%
TENET HEALTHCARE CORP.                                                     1.54%
JOY GLOBAL, INC.                                                           1.43%
COACH, INC.                                                                1.40%
------------------------------------------------------------------------------------



SECTOR ALLOCATIONS*

(PIE CHART)

Consumer Discretionary                       29.98
Information Technology                       28.62
Health Care                                  16.28
Energy                                        6.95
Industrials                                   6.81
Materials                                     4.15
Consumer Staples                              3.42
Financials                                    2.62
Telecommunication Services                    1.17




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

                                                          SEMI-ANNUAL REPORT   9





RYDEX S&P MIDCAP 400 PURE VALUE ETF
PORTFOLIO SUMMARY (Unaudited)                               As of April 30, 2011
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
KINDRED HEALTHCARE, INC.                                                   3.83%
CORELOGIC, INC.                                                            2.54%
OMNICARE, INC.                                                             2.36%
TECH DATA CORP.                                                            2.16%
FIRST AMERICAN FINANCIAL CORP.                                             2.15%
ARROW ELECTRONICS, INC.                                                    2.04%
URS CORP.                                                                  1.97%
SMITHFIELD FOODS, INC.                                                     1.94%
INGRAM MICRO, INC. -- CLASS A                                              1.92%
UNITRIN, INC.                                                              1.91%
------------------------------------------------------------------------------------



SECTOR ALLOCATIONS*

(PIE CHART)

Financials                                   22.87
Industrials                                  13.44
Consumer Discretionary                       12.57
Health Care                                  12.48
Information Technology                       12.49
Utilities                                     8.21
Consumer Staples                              6.58
Materials                                     5.83
Energy                                        4.76
Telecommunication Services                    0.77




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

10




RYDEX S&P MIDCAP 400 PURE GROWTH ETF
PORTFOLIO SUMMARY (Unaudited)                               As of April 30, 2011
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
GREEN MOUNTAIN COFFEE ROASTERS, INC.                                       3.07%
RACKSPACE HOSTING, INC.                                                    2.58%
NEWMARKET CORP.                                                            2.20%
DECKERS OUTDOOR CORP.                                                      1.88%
BUCYRUS INTERNATIONAL, INC. -- CLASS A                                     1.83%
TIBCO SOFTWARE, INC.                                                       1.74%
RIVERBED TECHNOLOGY, INC.                                                  1.70%
INFORMATICA CORP.                                                          1.69%
MEDICIS PHARMACEUTICAL CORP. -- CLASS A                                    1.69%
FOSSIL, INC.                                                               1.67%
------------------------------------------------------------------------------------



SECTOR ALLOCATIONS*

(PIE CHART)

Consumer Discretionary                       29.04
Information Technology                       27.56
Health Care                                  17.06
Energy                                        6.51
Materials                                     5.43
Industrials                                   4.69
Financials                                    4.44
Consumer Staples                              4.31
Telecommunication Services                    0.96




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

                                                          SEMI-ANNUAL REPORT  11





RYDEX S&P SMALLCAP 600 PURE VALUE ETF
PORTFOLIO SUMMARY (Unaudited)                               As of April 30, 2011
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
CIBER, INC.                                                                2.15%
STARTEK, INC.                                                              1.73%
SCHOOL SPECIALTY, INC.                                                     1.69%
SWS GROUP, INC.                                                            1.56%
KENDLE INTERNATIONAL, INC.                                                 1.56%
MOLINA HEALTHCARE, INC.                                                    1.54%
CORINTHIAN COLLEGES, INC.                                                  1.42%
AUDIOVOX CORP. -- CLASS A                                                  1.40%
SENECA FOODS CORP. -- CLASS A                                              1.38%
AGILYSYS, INC.                                                             1.36%
------------------------------------------------------------------------------------



SECTOR ALLOCATIONS*

(PIE CHART)

Consumer Discretionary                       25.10
Industrials                                  17.28
Financials                                   15.38
Information Technology                       14.72
Health Care                                  12.75
Consumer Staples                              5.57
Materials                                     3.36
Energy                                        3.06
Utilities                                     2.38
Telecommunication Services                    0.40




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

12




RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
PORTFOLIO SUMMARY (Unaudited)                               As of April 30, 2011
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
STURM RUGER & CO., INC.                                                    1.44%
HI-TECH PHARMACAL CO., INC.                                                1.35%
INTERACTIVE INTELLIGENCE, INC.                                             1.24%
BJ'S RESTAURANTS, INC.                                                     1.18%
AIR METHODS CORP.                                                          1.15%
SYNCHRONOSS TECHNOLOGIES, INC.                                             1.14%
RIGHTNOW TECHNOLOGIES, INC.                                                1.14%
LIVEPERSON, INC.                                                           1.12%
JOS A BANK CLOTHIERS, INC.                                                 1.10%
REGENERON PHARMACEUTICALS, INC.                                            1.09%
------------------------------------------------------------------------------------



SECTOR ALLOCATIONS*

(PIE CHART)

Information Technology                       32.53
Consumer Discretionary                       26.36
Health Care                                  21.96
Financials                                    5.07
Materials                                     4.44
Industrials                                   3.86
Consumer Staples                              3.28
Energy                                        1.43
Telecommunication Services                    1.07




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

                                                          SEMI-ANNUAL REPORT  13





RYDEX S&P EQUAL WEIGHT CONSUMER DISCRETIONARY ETF
PORTFOLIO SUMMARY (Unaudited)                               As of April 30, 2011
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
LIMITED BRANDS, INC.                                                       1.56%
ABERCROMBIE & FITCH CO. -- CLASS A                                         1.55%
WYNN RESORTS LTD.                                                          1.45%
BED BATH & BEYOND, INC.                                                    1.43%
GOODYEAR TIRE & RUBBER CO.(THE)                                            1.42%
GAMESTOP CORP. -- CLASS A                                                  1.42%
PRICELINE.COM, INC.                                                        1.42%
AMAZON.COM, INC.                                                           1.41%
TIFFANY & CO.                                                              1.40%
COACH, INC.                                                                1.38%
------------------------------------------------------------------------------------



INDUSTRY ALLOCATIONS*

(PIE CHART)

Specialty Retail                             23.21
Media                                        19.82
Hotels, Restaurants & Leisure                13.52
Household Durables                           11.01
Multiline Retail                              9.66
Internet & Catalog Retail                     5.46
Textiles, Apparel & Luxury Goods              5.15
Diversified Consumer Services                 3.60
Auto Components                               2.63
Leisure Equipment & Products                  2.43
Automobiles                                   2.31
Distributors                                  1.20




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

14




RYDEX S&P EQUAL WEIGHT CONSUMER STAPLES ETF
PORTFOLIO SUMMARY (Unaudited)                               As of April 30, 2011
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
SUPERVALU, INC.                                                            3.09%
LORILLARD, INC.                                                            2.73%
CONSTELLATION BRANDS, INC. -- CLASS A                                      2.71%
MEAD JOHNSON NUTRITION CO.                                                 2.67%
COSTCO WHOLESALE CORP.                                                     2.55%
SARA LEE CORP.                                                             2.53%
PHILIP MORRIS INTERNATIONAL, INC.                                          2.51%
MOLSON COORS BREWING CO. -- CLASS B                                        2.51%
REYNOLDS AMERICAN, INC.                                                    2.48%
COCA-COLA ENTERPRISES, INC.                                                2.47%
------------------------------------------------------------------------------------



INDUSTRY ALLOCATIONS*

(PIE CHART)

Food Products                                36.02
Food & Staples Retailing                     22.16
Beverages                                    17.30
Tobacco                                      10.18
Household Products                            9.44
Personal Products                             4.90




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

                                                          SEMI-ANNUAL REPORT  15





RYDEX S&P EQUAL WEIGHT ENERGY ETF
PORTFOLIO SUMMARY (Unaudited)                               As of April 30, 2011
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
OCCIDENTAL PETROLEUM CORP.                                                 2.68%
CABOT OIL & GAS CORP.                                                      2.67%
NABORS INDUSTRIES, LTD.                                                    2.64%
HALLIBURTON CO.                                                            2.63%
BAKER HUGHES, INC.                                                         2.60%
EL PASO CORP.                                                              2.59%
EQT CORP.                                                                  2.59%
WILLIAMS COS., INC.(THE)                                                   2.57%
SPECTRA ENERGY CORP.                                                       2.57%
MURPHY OIL CORP.                                                           2.56%
------------------------------------------------------------------------------------



INDUSTRY ALLOCATIONS*

(PIE CHART)

Oil, Gas & Consumable Fuels                  73.53
Energy Equipment & Services                  26.47




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

16




RYDEX S&P EQUAL WEIGHT FINANCIALS ETF
PORTFOLIO SUMMARY (Unaudited)                               As of April 30, 2011
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
MOODY'S CORP.                                                              1.42%
NYSE EURONEXT                                                              1.35%
BOSTON PROPERTIES, INC.                                                    1.33%
HARTFORD FINANCIAL SERVICES GROUP, INC.(THE)                               1.33%
DISCOVER FINANCIAL SERVICES                                                1.32%
SLM CORP.                                                                  1.32%
CHUBB CORP.(THE)                                                           1.32%
VORNADO REALTY TRUST                                                       1.31%
LEUCADIA NATIONAL CORP.                                                    1.31%
XL GROUP PLC                                                               1.30%
------------------------------------------------------------------------------------



INDUSTRY ALLOCATIONS*

(PIE CHART)

Insurance                                    27.01
Real Estate Investment Trusts (REITs)        18.82
Capital Markets                              18.00
Commercial Banks                             16.30
Diversified Financial Services               11.10
Consumer Finance                              5.18
Thrifts & Mortgage Finance                    2.42
Real Estate Management & Development          1.17




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

                                                          SEMI-ANNUAL REPORT  17




RYDEX S&P EQUAL WEIGHT HEALTH CARE ETF
PORTFOLIO SUMMARY (Unaudited)                               As of April 30, 2011
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
BIOGEN IDEC, INC.                                                          2.43%
CEPHALON, INC.                                                             2.38%
AETNA, INC.                                                                2.04%
WATERS CORP.                                                               2.03%
HUMANA, INC.                                                               2.03%
CERNER CORP.                                                               2.02%
AGILENT TECHNOLOGIES, INC.                                                 2.02%
UNITEDHEALTH GROUP, INC.                                                   2.00%
WELLPOINT, INC.                                                            2.00%
MYLAN, INC.                                                                2.00%
------------------------------------------------------------------------------------



INDUSTRY ALLOCATIONS*

(PIE CHART)

Health Care Providers & Services             30.64
Health Care Equipment & Supplies             26.10
Pharmaceuticals                              21.09
Biotechnology                                10.29
Life Sciences Tools & Services                9.86
Health Care Technology                        2.02




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

18




RYDEX S&P EQUAL WEIGHT INDUSTRIALS ETF
PORTFOLIO SUMMARY (Unaudited)                               As of April 30, 2011
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
CUMMINS, INC.                                                              1.90%
BOEING CO.(THE)                                                            1.84%
EXPEDITORS INTERNATIONAL OF WASHINGTON, INC.                               1.82%
NORFOLK SOUTHERN CORP.                                                     1.79%
RYDER SYSTEM, INC.                                                         1.79%
CINTAS CORP.                                                               1.79%
UNITED TECHNOLOGIES CORP.                                                  1.78%
W.W. GRAINGER, INC.                                                        1.78%
HONEYWELL INTERNATIONAL, INC.                                              1.77%
IRON MOUNTAIN, INC.                                                        1.76%
------------------------------------------------------------------------------------



INDUSTRY ALLOCATIONS*

(PIE CHART)

Machinery                                    24.18
Aerospace & Defense                          20.09
Commercial Services & Supplies               13.66
Road & Rail                                   6.97
Air Freight & Logistics                       6.96
Industrial Conglomerates                      6.80
Professional Services                         4.98
Electrical Equipment                          4.92
Construction & Engineering                    4.82
Trading Companies & Distributors              3.54
Airlines                                      1.54
Building Products                             1.54




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

                                                          SEMI-ANNUAL REPORT  19




RYDEX S&P EQUAL WEIGHT MATERIALS ETF
PORTFOLIO SUMMARY (Unaudited)                               As of April 30, 2011
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
ALLEGHENY TECHNOLOGIES, INC.                                               3.61%
MEADWESTVACO CORP.                                                         3.60%
FMC CORP.                                                                  3.54%
INTERNATIONAL PAPER CO.                                                    3.54%
NEWMONT MINING CORP.                                                       3.53%
TITANIUM METALS CORP.                                                      3.52%
SIGMA-ALDRICH CORP.                                                        3.52%
DOW CHEMICAL CO.(THE)                                                      3.51%
EASTMAN CHEMICAL CO.                                                       3.48%
AIRGAS, INC.                                                               3.44%
------------------------------------------------------------------------------------



INDUSTRY ALLOCATIONS*

(PIE CHART)

Chemicals                                    47.24
Metals & Mining                              29.70
Containers & Packaging                       12.65
Paper & Forest Products                       7.16
Construction Materials                        3.25




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

20



RYDEX S&P EQUAL WEIGHT TECHNOLOGY ETF
PORTFOLIO SUMMARY (Unaudited)                               As of April 30, 2011
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
NATIONAL SEMICONDUCTOR CORP.                                               2.17%
CITRIX SYSTEMS, INC.                                                       1.58%
ALTERA CORP.                                                               1.53%
RED HAT, INC.                                                              1.52%
WESTERN DIGITAL CORP.                                                      1.47%
ORACLE CORP.                                                               1.47%
INTEL CORP.                                                                1.46%
SALESFORCE.COM, INC.                                                       1.45%
MICROCHIP TECHNOLOGY, INC.                                                 1.44%
LSI CORP.                                                                  1.44%
------------------------------------------------------------------------------------



INDUSTRY ALLOCATIONS*

(PIE CHART)

Semiconductors & Semiconductor Equipment     25.97
Software                                     18.23
IT Services                                  17.55
Communications Equipment                     11.84
Computers & Peripherals                      10.63
Internet Software & Services                  7.89
Electronic Equipment, Instruments &
  Components                                  6.64
Office Electronics                            1.25




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

                                                          SEMI-ANNUAL REPORT  21




RYDEX S&P EQUAL WEIGHT UTILITIES ETF
PORTFOLIO SUMMARY (Unaudited)                               As of April 30, 2011
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
CONSTELLATION ENERGY GROUP, INC.                                           2.69%
NRG ENERGY, INC.                                                           2.65%
METROPCS COMMUNICATIONS, INC.                                              2.56%
CENTERPOINT ENERGY, INC.                                                   2.53%
PPL CORP.                                                                  2.53%
AT&T, INC.                                                                 2.53%
EDISON INTERNATIONAL                                                       2.49%
FIRSTENERGY CORP.                                                          2.48%
ONEOK, INC.                                                                2.48%
TECO ENERGY, INC.                                                          2.46%
------------------------------------------------------------------------------------



INDUSTRY ALLOCATIONS*

(PIE CHART)

Multi-Utilities                              36.49
Electric Utilities                           31.78
Diversified Telecommunication Services       11.75
Independent Power Producers & Energy
  Traders                                     7.83
Wireless Telecommunication Services           7.27
Gas Utilities                                 4.88




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

22




RYDEX S&P 500 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2011
--------------------------------------------------------------------------------


                                                MARKET
                                  SHARES         VALUE
------------------------------------------------------
COMMON STOCKS 99.8%
  AEROSPACE & DEFENSE 1.7%
  L-3 Communications Holdings,
     Inc. .....................   14,158    $1,135,330
  Northrop Grumman Corp. ......   13,228       841,433
                                          ------------
TOTAL AEROSPACE & DEFENSE                    1,976,763
                                          ------------
  AUTO COMPONENTS 0.6%
  Goodyear Tire & Rubber
     Co.(The)*.................   35,906       651,694
                                          ------------
TOTAL AUTO COMPONENTS                          651,694
                                          ------------
  BUILDING PRODUCTS 0.5%
  Masco Corp. .................   42,100       564,982
                                          ------------
TOTAL BUILDING PRODUCTS                        564,982
                                          ------------
  CAPITAL MARKETS 1.3%
  Goldman Sachs Group,
     Inc.(The).................    2,732       412,559
  Legg Mason, Inc. ............   16,392       608,963
  Morgan Stanley...............   20,170       527,446
                                          ------------
TOTAL CAPITAL MARKETS                        1,548,968
                                          ------------
  COMMERCIAL BANKS 2.7%
  BB&T Corp. ..................   23,278       626,644
  Fifth Third Bancorp..........   53,250       706,628
  PNC Financial Services Group,
     Inc. .....................    9,330       581,632
  Regions Financial Corp. .....   89,980       660,453
  SunTrust Banks, Inc. ........   19,228       542,037
                                          ------------
TOTAL COMMERCIAL BANKS                       3,117,394
                                          ------------
  COMMERCIAL SERVICES & SUPPLIES 1.0%
  R.R. Donnelley & Sons Co. ...   61,722     1,164,077
                                          ------------
TOTAL COMMERCIAL SERVICES & SUPPLIES         1,164,077
                                          ------------
  COMPUTERS & PERIPHERALS 0.4%
  Dell, Inc.*..................   27,542       427,176
                                          ------------
TOTAL COMPUTERS & PERIPHERALS                  427,176
                                          ------------
  CONSTRUCTION & ENGINEERING 1.2%
  Jacobs Engineering Group,
     Inc.*.....................   18,138       899,826
  Quanta Services, Inc.*.......   25,328       549,111
                                          ------------
TOTAL CONSTRUCTION & ENGINEERING             1,448,937
                                          ------------
  CONSUMER FINANCE 2.4%
  Capital One Financial
     Corp. ....................   28,598     1,565,169
  Discover Financial Services..   21,240       527,602
  SLM Corp.*...................   39,570       656,466
                                          ------------
TOTAL CONSUMER FINANCE                       2,749,237
                                          ------------
  CONTAINERS & PACKAGING 0.4%
  Sealed Air Corp. ............   16,964       437,162
                                          ------------
TOTAL CONTAINERS & PACKAGING                   437,162
                                          ------------
  DIVERSIFIED FINANCIAL SERVICES 3.8%
  Bank of America Corp. .......  111,032     1,363,473
  Citigroup, Inc.*.............  158,542       727,708
  JPMorgan Chase & Co. ........   17,640       804,913
  Nasdaq OMX Group (The)*......   31,764       860,805
  NYSE Euronext................   15,342       614,447
                                          ------------
TOTAL DIVERSIFIED FINANCIAL SERVICES         4,371,346
                                          ------------
  ELECTRIC UTILITIES 4.4%
  American Electric Power Co.,
     Inc. .....................   14,124       515,244
  Duke Energy Corp. ...........   25,274       471,360
  Edison International.........   15,386       604,208
  Entergy Corp. ...............    5,158       359,616
  FirstEnergy Corp. ...........   19,696       787,052
  Northeast Utilities..........   12,422       442,223
  Pepco Holdings, Inc. ........   73,484     1,416,037
  Progress Energy, Inc. .......   10,100       479,245
                                          ------------
TOTAL ELECTRIC UTILITIES                     5,074,985
                                          ------------
  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 1.3%
  Jabil Circuit, Inc. .........   74,308     1,474,271
                                          ------------
TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS
  & COMPONENTS                               1,474,271
                                          ------------
  ENERGY EQUIPMENT & SERVICES 0.6%
  Rowan Cos., Inc.*............   16,190       675,123
                                          ------------
TOTAL ENERGY EQUIPMENT & SERVICES              675,123
                                          ------------
  FOOD & STAPLES RETAILING 7.6%
  Costco Wholesale Corp. ......   10,854       878,306
  CVS Caremark Corp. ..........   35,142     1,273,546
  Kroger Co.(The)..............   44,222     1,075,037
  Safeway, Inc. ...............   35,674       867,235
  SUPERVALU, Inc. .............  276,710     3,115,754
  Sysco Corp. .................   16,264       470,192
  Wal-Mart Stores, Inc. .......    9,266       509,445
  Walgreen Co. ................   16,146       689,757
                                          ------------
TOTAL FOOD & STAPLES RETAILING               8,879,272
                                          ------------
  FOOD PRODUCTS 6.3%
  Archer-Daniels-Midland Co. ..   54,266     2,008,927
  ConAgra Foods, Inc. .........   18,616       455,161
  Dean Foods Co.*..............  257,270     2,878,851
  Tyson Foods, Inc. -- Class
     A.........................  102,136     2,032,507
                                          ------------
TOTAL FOOD PRODUCTS                          7,375,446
                                          ------------
  GAS UTILITIES 1.1%
  Nicor, Inc. .................    8,778       486,565
  Oneok, Inc. .................   10,800       755,352
                                          ------------
TOTAL GAS UTILITIES                          1,241,917
                                          ------------


  HEALTH CARE EQUIPMENT & SUPPLIES 0.9%
  Boston Scientific Corp.*.....   59,952       449,041
  CareFusion Corp.*............   19,790       581,232
                                          ------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES       1,030,273
                                          ------------
  HEALTH CARE PROVIDERS & SERVICES 10.3%
  Aetna, Inc. .................   43,136     1,784,968
  Cardinal Health, Inc. .......   31,310     1,367,934
  Coventry Health Care, Inc.*..   71,038     2,292,396
  Humana, Inc.*................   25,422     1,935,123
  McKesson Corp. ..............   18,942     1,572,375
  UnitedHealth Group, Inc. ....   22,690     1,117,029
  WellPoint, Inc. .............   24,608     1,889,648
                                          ------------
TOTAL HEALTH CARE PROVIDERS & SERVICES      11,959,473
                                          ------------
  HOUSEHOLD DURABLES 1.9%
  D.R. Horton, Inc. ...........   68,104       847,214
  Whirlpool Corp. .............   15,998     1,378,707
                                          ------------
TOTAL HOUSEHOLD DURABLES                     2,225,921
                                          ------------
  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 5.2%
  AES Corp.(The)*..............   77,962     1,032,217
  Constellation Energy Group,
     Inc. .....................   76,132     2,772,727
  NRG Energy, Inc.*............   94,058     2,276,204
                                          ------------
TOTAL INDEPENDENT POWER PRODUCERS &
  ENERGY TRADERS                             6,081,148
                                          ------------


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  23




RYDEX S&P 500 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)                   April 30, 2011
--------------------------------------------------------------------------------


                                                MARKET
                                  SHARES         VALUE
------------------------------------------------------
COMMON STOCKS (CONCLUDED)

  INDUSTRIAL CONGLOMERATES 0.4%
  General Electric Co. ........   23,592      $482,456
                                          ------------
TOTAL INDUSTRIAL CONGLOMERATES                 482,456
                                          ------------
  INSURANCE 13.9%
  ACE Ltd. ....................   12,082       812,514
  Allstate Corp. ..............   40,788     1,380,266
  Assurant, Inc. ..............   39,008     1,548,618
  Chubb Corp.(The).............    8,344       543,945
  Cincinnati Financial Corp. ..   22,616       716,475
  Genworth Financial,
     Inc. -- Class A*..........   86,118     1,049,778
  Hartford Financial Services
     Group, Inc.(The)..........   65,648    $1,901,823
  Lincoln National Corp. ......   35,388     1,105,167
  Loews Corp. .................   17,132       758,262
  MetLife, Inc. ...............   11,382       532,564
  Principal Financial Group,
     Inc. .....................   23,050       777,938
  Prudential Financial, Inc. ..   19,874     1,260,409
  Torchmark Corp. .............    6,066       405,937
  Travelers Cos., Inc.(The)....   12,940       818,843
  Unum Group...................   51,746     1,370,234
  XL Group PLC.................   48,910     1,194,382
                                          ------------
TOTAL INSURANCE                             16,177,155
                                          ------------
  IT SERVICES 1.3%
  Computer Sciences Corp. .....   28,752     1,465,777
                                          ------------
TOTAL IT SERVICES                            1,465,777
                                          ------------
  MEDIA 2.3%
  CBS Corp. -- Class B.........   25,318       638,520
  Gannett Co., Inc. ...........   43,994       662,550
  Time Warner, Inc. ...........   18,794       711,541
  Washington Post
     Co.(The) -- Class B.......    1,494       651,234
                                          ------------
TOTAL MEDIA                                  2,663,845
                                          ------------
  METALS & MINING 1.2%
  AK Steel Holding Corp. ......   54,424       884,390
  Alcoa, Inc. .................   32,686       555,662
                                          ------------
TOTAL METALS & MINING                        1,440,052
                                          ------------
  MULTI-UTILITIES 5.5%
  Ameren Corp. ................   36,394     1,066,708
  CenterPoint Energy, Inc. ....   23,316       433,678
  CMS Energy Corp. ............   29,628       586,635
  Consolidated Edison, Inc. ...   10,070       524,848
  DTE Energy Co. ..............   14,632       739,355
  Integrys Energy Group,
     Inc. .....................   14,124       739,533
  NiSource, Inc. ..............   55,494     1,079,358
  SCANA Corp. .................    9,266       384,724
  Sempra Energy................    7,836       431,764
  Xcel Energy, Inc. ...........   15,682       381,543
                                          ------------
TOTAL MULTI-UTILITIES                        6,368,146
                                          ------------
  MULTILINE RETAIL 2.8%
  J.C. Penney Co., Inc. .......   23,568       906,189
  Sears Holdings Corp.*........   28,040     2,410,599
                                          ------------
TOTAL MULTILINE RETAIL                       3,316,788
                                          ------------
  OFFICE ELECTRONICS 0.5%
  Xerox Corp. .................   52,466       529,382
                                          ------------
TOTAL OFFICE ELECTRONICS                       529,382
                                          ------------
  OIL, GAS & CONSUMABLE FUELS 8.5%
  ConocoPhillips...............    9,784       772,251
  Hess Corp. ..................    4,700       404,012
  Marathon Oil Corp. ..........   30,718     1,660,001
  QEP Resources, Inc. .........   18,804       803,495
  Sunoco, Inc. ................   22,448       957,632
  Tesoro Corp.*................  102,654     2,783,976
  Valero Energy Corp. .........   87,154     2,466,458
                                          ------------
TOTAL OIL, GAS & CONSUMABLE FUELS            9,847,825
                                          ------------
  PAPER & FOREST PRODUCTS 1.6%
  International Paper Co. .....   30,708       948,263
  MeadWestvaco Corp. ..........   26,896       906,126
                                          ------------
TOTAL PAPER & FOREST PRODUCTS                1,854,389
                                          ------------
  REAL ESTATE INVESTMENT TRUSTS (REITS) 0.5%
  Weyerhaeuser Co. ............   25,234       580,634
                                          ------------
TOTAL REAL ESTATE INVESTMENT TRUSTS
  (REITS)                                      580,634
                                          ------------
  ROAD & RAIL 0.7%
  Ryder System, Inc. ..........   16,116       862,206
                                          ------------
TOTAL ROAD & RAIL                              862,206
                                          ------------
  SPECIALTY RETAIL 3.3%
  AutoNation, Inc.*............   30,092     1,020,420
  GameStop Corp. -- Class A*...   68,582     1,761,186
  Lowe's Cos., Inc. ...........   17,960       471,450
  RadioShack Corp. ............   33,830       534,852
                                          ------------
TOTAL SPECIALTY RETAIL                       3,787,908
                                          ------------
  THRIFTS & MORTGAGE FINANCE 0.4%
  People's United Financial,
     Inc. .....................   38,628       528,817
                                          ------------
TOTAL THRIFTS & MORTGAGE FINANCE               528,817
                                          ------------
  WIRELESS TELECOMMUNICATION SERVICES 1.3%
  Sprint Nextel Corp.*.........  296,012     1,533,342
                                          ------------
TOTAL WIRELESS TELECOMMUNICATION
  SERVICES                                   1,533,342
                                          ------------
TOTAL COMMON STOCKS
  (Cost $104,164,689)                      115,914,287
                                          ------------

SHORT TERM INVESTMENTS 0.1%
  SSgA Government Money Market
     Fund......................  166,522       166,522
                                          ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $166,522)                              166,522
                                          ------------
TOTAL INVESTMENTS 99.9%(A)
  (Cost $104,331,211)                      116,080,809
                                          ------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.1%                             70,563
                                          ------------
NET ASSETS--100.0%                        $116,151,372
------------------------------------------------------




   * Non-Income Producing Security.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.



See Notes to Financial Statements.

24




RYDEX S&P 500 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2011
--------------------------------------------------------------------------------


                                                MARKET
                                  SHARES         VALUE
------------------------------------------------------
COMMON STOCKS 99.9%
  AEROSPACE & DEFENSE 0.8%
  Goodrich Corp. ..............   16,581    $1,465,263
  Precision Castparts Corp. ...    4,844       748,495
                                          ------------
TOTAL AEROSPACE & DEFENSE                    2,213,758
                                          ------------
  BEVERAGES 1.6%
  Coca-Cola Co.(The)...........   10,748       725,060
  Coca-Cola Enterprises,
     Inc. .....................   73,882     2,098,988
  Dr Pepper Snapple Group,
     Inc. .....................   32,476     1,273,059
                                          ------------
TOTAL BEVERAGES                              4,097,107
                                          ------------
  BIOTECHNOLOGY 2.3%
  Biogen Idec, Inc.*...........   29,529     2,874,648
  Celgene Corp.*...............   26,219     1,543,775
  Gilead Sciences, Inc.*.......   43,819     1,701,930
                                          ------------
TOTAL BIOTECHNOLOGY                          6,120,353
                                          ------------
  CAPITAL MARKETS 0.5%
  Ameriprise Financial, Inc. ..   22,676     1,407,273
                                          ------------
TOTAL CAPITAL MARKETS                        1,407,273
                                          ------------
  CHEMICALS 2.3%
  CF Industries Holdings,
     Inc. .....................   21,142     2,992,650
  FMC Corp. ...................   13,695     1,208,995
  International Flavors &
     Fragrances, Inc. .........   16,722     1,062,181
  Sigma-Aldrich Corp. .........   12,332       870,393
                                          ------------
TOTAL CHEMICALS                              6,134,219
                                          ------------
  COMMERCIAL SERVICES & SUPPLIES 0.6%
  Stericycle, Inc.*............   17,217     1,571,568
                                          ------------
TOTAL COMMERCIAL SERVICES & SUPPLIES         1,571,568
                                          ------------
  COMMUNICATIONS EQUIPMENT 3.0%
  F5 Networks, Inc.*...........   27,187     2,755,674
  JDS Uniphase Corp.*..........  125,896     2,623,673
  Juniper Networks, Inc.*......   67,091     2,571,598
                                          ------------
TOTAL COMMUNICATIONS EQUIPMENT               7,950,945
                                          ------------
  COMPUTERS & PERIPHERALS 5.9%
  Apple, Inc.*.................   11,989     4,174,929
  EMC Corp.*...................   71,460     2,025,176
  NetApp, Inc.*................   62,539     3,250,777
  SanDisk Corp.*...............   39,227     1,927,615
  Western Digital Corp.*.......  103,522     4,120,176
                                          ------------
TOTAL COMPUTERS & PERIPHERALS               15,498,673
                                          ------------
  CONTAINERS & PACKAGING 0.4%
  Ball Corp. ..................   27,924     1,041,844
                                          ------------
TOTAL CONTAINERS & PACKAGING                 1,041,844
                                          ------------
  DIVERSIFIED CONSUMER SERVICES 1.1%
  Apollo Group, Inc. -- Class
     A*........................   28,691     1,148,501
  DeVry, Inc. .................   30,558     1,616,518
                                          ------------
TOTAL DIVERSIFIED CONSUMER SERVICES          2,765,019
                                          ------------
  DIVERSIFIED FINANCIAL SERVICES 0.7%
  IntercontinentalExchange,
     Inc.*.....................   15,531     1,869,156
                                          ------------
TOTAL DIVERSIFIED FINANCIAL SERVICES         1,869,156
                                          ------------
  ELECTRICAL EQUIPMENT 0.4%
  Rockwell Automation, Inc. ...   10,556       919,744
                                          ------------
TOTAL ELECTRICAL EQUIPMENT                     919,744
                                          ------------
  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 1.1%
  Amphenol Corp. -- Class A....   22,162     1,239,077
  FLIR Systems, Inc. ..........   44,475     1,566,410
                                          ------------
TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS
  & COMPONENTS                               2,805,487
                                          ------------
  ENERGY EQUIPMENT & SERVICES 3.5%
  Cameron International
     Corp.*....................   41,528    $2,189,356
  Diamond Offshore Drilling,
     Inc. .....................   22,989     1,744,175
  FMC Technologies, Inc.*......   55,253     2,568,159
  National-Oilwell Varco,
     Inc. .....................   36,421     2,793,127
                                          ------------
TOTAL ENERGY EQUIPMENT & SERVICES            9,294,817
                                          ------------
  FOOD & STAPLES RETAILING 1.1%
  Whole Foods Market, Inc. ....   47,664     2,991,393
                                          ------------
TOTAL FOOD & STAPLES RETAILING               2,991,393
                                          ------------
  HEALTH CARE EQUIPMENT & SUPPLIES 3.1%
  Edwards Lifesciences Corp.*..   25,270     2,182,065
  Intuitive Surgical, Inc.*....    8,760     3,063,372
  St Jude Medical, Inc. .......   32,435     1,733,326
  Varian Medical Systems,
     Inc.*.....................   18,539     1,301,438
                                          ------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES       8,280,201
                                          ------------
  HEALTH CARE PROVIDERS & SERVICES 5.1%
  CIGNA Corp. .................   72,762     3,407,445
  Express Scripts, Inc.*.......   31,224     1,771,650
  Laboratory Corp. of America
     Holdings*.................   15,208     1,467,116
  Medco Health Solutions,
     Inc.*.....................   28,610     1,697,431
  Patterson Cos., Inc. ........   33,616     1,166,811
  Tenet Healthcare Corp.*......  589,686     4,086,524
                                          ------------
TOTAL HEALTH CARE PROVIDERS & SERVICES      13,596,977
                                          ------------
  HEALTH CARE TECHNOLOGY 0.7%
  Cerner Corp.*................   15,208     1,827,697
                                          ------------
TOTAL HEALTH CARE TECHNOLOGY                 1,827,697
                                          ------------


  HOTELS, RESTAURANTS & LEISURE 6.4%
  Chipotle Mexican Grill,
     Inc.*.....................   15,432     4,117,103
  Darden Restaurants, Inc. ....   41,235     1,936,808
  Starbucks Corp. .............   72,863     2,636,912
  Starwood Hotels & Resorts
     Worldwide, Inc. ..........   17,126     1,020,196
  Wyndham Worldwide Corp. .....   69,331     2,399,546
  Wynn Resorts Ltd. ...........   23,383     3,440,809
  Yum! Brands, Inc. ...........   25,310     1,357,628
                                          ------------
TOTAL HOTELS, RESTAURANTS & LEISURE         16,909,002
                                          ------------
  INTERNET & CATALOG RETAIL 6.4%
  Amazon.com, Inc.*............   21,223     4,170,320
  Expedia, Inc. ...............  119,427     2,989,258
  Netflix, Inc.*...............   19,770     4,599,886
  Priceline.com, Inc.*.........    9,234     5,051,090
                                          ------------
TOTAL INTERNET & CATALOG RETAIL             16,810,554
                                          ------------
  INTERNET SOFTWARE & SERVICES 2.8%
  Akamai Technologies, Inc.*...   69,149     2,381,492
  eBay, Inc.*..................   84,388     2,902,947
  Google, Inc. -- Class A*.....    3,774     2,053,433
                                          ------------
TOTAL INTERNET SOFTWARE & SERVICES           7,337,872
                                          ------------
  IT SERVICES 4.7%
  Cognizant Technology
     Solutions Corp. -- Class
     A*........................   53,467     4,432,414
  International Business
     Machines Corp. ...........    6,297     1,074,142
  Mastercard, Inc. -- Class A..    8,134     2,244,089


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  25




RYDEX S&P 500 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2011
--------------------------------------------------------------------------------


                                                MARKET
                                  SHARES         VALUE
------------------------------------------------------
COMMON STOCKS (CONCLUDED)

  Teradata Corp.*..............   47,210    $2,639,983
  Visa, Inc. -- Class A........   26,521     2,071,821
                                          ------------
TOTAL IT SERVICES                           12,462,449
                                          ------------
  LEISURE EQUIPMENT & PRODUCTS 0.7%
  Hasbro, Inc. ................   38,864     1,820,390
                                          ------------
TOTAL LEISURE EQUIPMENT & PRODUCTS           1,820,390
                                          ------------
  LIFE SCIENCES TOOLS & SERVICES 1.7%
  Agilent Technologies, Inc.*..   18,589       927,777
  Life Technologies Corp.*.....   40,842     2,254,478
  Waters Corp.*................   14,189     1,390,522
                                          ------------
TOTAL LIFE SCIENCES TOOLS & SERVICES         4,572,777
                                          ------------
  MACHINERY 4.0%
  Cummins, Inc. ...............   14,623     1,757,392
  Deere & Co. .................   13,170     1,284,075
  Flowserve Corp. .............   18,357     2,324,363
  Ingersoll-Rand PLC...........   26,955     1,361,228
  Joy Global, Inc. ............   37,501     3,785,726
                                          ------------
TOTAL MACHINERY                             10,512,784
                                          ------------
  MEDIA 4.2%
  Cablevision Systems
     Corp. -- Class A..........   49,803     1,754,560
  Comcast Corp. -- Class A.....   65,617     1,721,790
  DIRECTV -- Class A*..........   51,660     2,510,159
  Discovery Communications,
     Inc. -- Class A*..........   75,225     3,329,459
  Interpublic Group of Cos.,
     Inc. .....................   87,870     1,032,473
  Scripps Networks
     Interactive -- Class A....   13,301       683,937
                                          ------------
TOTAL MEDIA                                 11,032,378
                                          ------------
  METALS & MINING 1.4%
  Freeport-McMoRan Copper &
     Gold, Inc. ...............   43,486     2,393,034
  Newmont Mining Corp. ........   24,029     1,408,340
                                          ------------
TOTAL METALS & MINING                        3,801,374
                                          ------------
  MULTILINE RETAIL 1.4%
  Family Dollar Stores, Inc. ..   21,738     1,178,417
  Nordstrom, Inc. .............   55,061     2,618,150
                                          ------------
TOTAL MULTILINE RETAIL                       3,796,567
                                          ------------
  OIL, GAS & CONSUMABLE FUELS 3.4%
  CONSOL Energy, Inc. .........   17,560       949,820
  Massey Energy Co. ...........   43,183     2,946,808
  Peabody Energy Corp. ........   20,618     1,377,695
  Pioneer Natural Resources
     Co. ......................   23,696     2,422,442
  Southwestern Energy Co.*.....   31,254     1,370,801
                                          ------------
TOTAL OIL, GAS & CONSUMABLE FUELS            9,067,566
                                          ------------
  PERSONAL PRODUCTS 0.7%
  Estee Lauder Cos.,
     Inc. -- Class A...........   20,083     1,948,051
                                          ------------
TOTAL PERSONAL PRODUCTS                      1,948,051
                                          ------------
  PHARMACEUTICALS 3.6%
  Allergan, Inc. ..............   23,564     1,874,752
  Eli Lilly & Co. .............   21,243       786,203
  Hospira, Inc.*...............   28,590     1,621,911
  Mylan, Inc.*.................  102,685     2,558,910
  Watson Pharmaceuticals,
     Inc.*.....................   43,688     2,709,530
                                          ------------
TOTAL PHARMACEUTICALS                        9,551,306
                                          ------------
  REAL ESTATE INVESTMENT TRUSTS (REITS) 0.9%
  Ventas, Inc. ................   41,155     2,301,799
                                          ------------
TOTAL REAL ESTATE INVESTMENT TRUSTS
  (REITS)                                    2,301,799
                                          ------------
  REAL ESTATE MANAGEMENT & DEVELOPMENT 0.5%
  CB Richard Ellis Group,
     Inc. -- Class A*..........   50,197     1,340,762
                                          ------------
TOTAL REAL ESTATE MANAGEMENT &
  DEVELOPMENT                                1,340,762
                                          ------------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 5.0%
  Advanced Micro Devices,
     Inc.*.....................  161,147     1,466,438
  Altera Corp. ................   31,527     1,535,365
  Analog Devices, Inc. ........   31,487     1,269,241
  Broadcom Corp. -- Class A*...   49,016     1,724,383
  First Solar, Inc.*...........   11,767     1,642,320
  Linear Technology Corp. .....   33,222     1,156,126
  Micron Technology, Inc.*.....  318,579     3,596,757
  Xilinx, Inc. ................   25,775       898,516
                                          ------------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT                                 13,289,146
                                          ------------
  SOFTWARE 6.4%
  BMC Software, Inc.*..........   28,792     1,446,222
  Citrix Systems, Inc.*........   30,013     2,531,296
  Intuit, Inc.*................   34,464     1,914,820
  Microsoft Corp. .............   30,054       782,005
  Oracle Corp. ................   58,432     2,106,474
  Red Hat, Inc.*...............   77,142     3,661,931
  Salesforce.com, Inc.*........   24,644     3,415,658
  Symantec Corp.*..............   59,320     1,165,638
                                          ------------
TOTAL SOFTWARE                              17,024,044
                                          ------------
  SPECIALTY RETAIL 7.5%
  AutoZone, Inc.*..............   10,526     2,972,332
  Bed Bath & Beyond, Inc.*.....   30,669     1,721,144
  CarMax, Inc.*................   54,375     1,886,813
  Limited Brands, Inc. ........   57,917     2,383,864
  O'Reilly Automotive, Inc.*...   42,608     2,516,428
  Ross Stores, Inc. ...........   37,057     2,730,730
  Tiffany & Co. ...............   32,042     2,224,996
  TJX Cos., Inc. ..............   29,993     1,608,225
  Urban Outfitters, Inc.*......   56,565     1,779,535
                                          ------------
TOTAL SPECIALTY RETAIL                      19,824,067
                                          ------------
  TEXTILES, APPAREL & LUXURY GOODS 2.4%
  Coach, Inc. .................   62,055     3,711,509
  NIKE, Inc. -- Class B........    7,841       645,471
  Polo Ralph Lauren Corp. .....   14,714     1,924,150
                                          ------------
TOTAL TEXTILES, APPAREL & LUXURY GOODS       6,281,130
                                          ------------
  TRADING COMPANIES & DISTRIBUTORS 0.4%
  W.W. Grainger, Inc. .........    7,438     1,127,601
                                          ------------
TOTAL TRADING COMPANIES & DISTRIBUTORS       1,127,601
                                          ------------
  WIRELESS TELECOMMUNICATION SERVICES 1.2%
  American Tower Corp. -- Class
     A*........................   28,560     1,493,974
  MetroPCS Communications,
     Inc.*.....................   94,904     1,597,234
                                          ------------
TOTAL WIRELESS TELECOMMUNICATION
  SERVICES                                   3,091,208
                                          ------------
TOTAL COMMON STOCKS
  (Cost $222,968,895)                      264,289,058
                                          ------------


See Notes to Financial Statements.

26



RYDEX S&P 500 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)                   April 30, 2011
--------------------------------------------------------------------------------


                                                MARKET
                                  SHARES         VALUE
------------------------------------------------------
SHORT TERM INVESTMENTS 0.1%
  SSgA Government Money Market
     Fund......................  302,195      $302,195
                                          ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $302,195)                              302,195
                                          ------------
TOTAL INVESTMENTS 100.0%(A)
  (Cost $223,271,090)                      264,591,253
                                          ------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.0%(b)                          56,473
                                          ------------
NET ASSETS--100.0%                        $264,647,726
------------------------------------------------------




   * Non-Income Producing Security.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

 (b) Amount represents less than 0.05% of net assets.



See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  27





RYDEX S&P MIDCAP 400 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2011
--------------------------------------------------------------------------------


                                               MARKET
                                  SHARES        VALUE
-----------------------------------------------------
COMMON STOCKS 99.8%
  AEROSPACE & DEFENSE 0.5%
  Alliant Techsystems, Inc. ...    4,248     $300,121
                                          -----------
TOTAL AEROSPACE & DEFENSE                     300,121
                                          -----------
  AIRLINES 1.7%
  Airtran Holdings, Inc.*......   81,577      612,643
  JetBlue Airways Corp.*.......   70,931      401,470
                                          -----------
TOTAL AIRLINES                              1,014,113
                                          -----------
  CAPITAL MARKETS 0.4%
  Apollo Investment Corp. .....   21,348      252,974
                                          -----------
TOTAL CAPITAL MARKETS                         252,974
                                          -----------
  CHEMICALS 2.6%
  Ashland, Inc. ...............   15,692      974,159
  Cabot Corp. .................    6,408      287,399
  Olin Corp. ..................   11,828      304,453
                                          -----------
TOTAL CHEMICALS                             1,566,011
                                          -----------
  COMMERCIAL BANKS 3.6%
  Associated Banc-Corp. .......   20,430      298,278
  BancorpSouth, Inc. ..........   37,612      509,643
  Fulton Financial Corp. ......   31,574      368,784
  International Bancshares
     Corp. ....................   21,228      374,037
  Synovus Financial Corp. .....  141,203      353,008
  Webster Financial Corp. .....   12,754      274,466
                                          -----------
TOTAL COMMERCIAL BANKS                      2,178,216
                                          -----------
  COMMERCIAL SERVICES & SUPPLIES 1.3%
  Brink's Co.(The).............   23,420      773,094
                                          -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES          773,094
                                          -----------
  CONSTRUCTION & ENGINEERING 6.5%
  Aecom Technology Corp.*......   22,836      622,509
  Granite Construction, Inc. ..   23,836      647,862
  KBR, Inc. ...................   21,888      839,843
  Shaw Group, Inc.(The)*.......   16,234      631,503
  URS Corp.*...................   26,486    1,185,248
                                          -----------
TOTAL CONSTRUCTION & ENGINEERING            3,926,965
                                          -----------
  CONTAINERS & PACKAGING 0.4%
  Temple-Inland, Inc. .........   11,220      264,007
                                          -----------
TOTAL CONTAINERS & PACKAGING                  264,007
                                          -----------
  DIVERSIFIED CONSUMER SERVICES 1.7%
  Career Education Corp.*......   14,788      322,526
  Regis Corp. .................   41,806      710,702
                                          -----------
TOTAL DIVERSIFIED CONSUMER SERVICES         1,033,228
                                          -----------
  ELECTRIC UTILITIES 4.4%
  Great Plains Energy, Inc. ...   23,718      488,117
  Hawaiian Electric Industries,
     Inc. .....................   11,402      290,637
  IDACORP, Inc. ...............    5,994      235,025
  NV Energy, Inc. .............   33,906      515,032
  PNM Resources, Inc. .........   73,507    1,126,862
                                          -----------
TOTAL ELECTRIC UTILITIES                    2,655,673
                                          -----------
  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 7.8%
  Arrow Electronics, Inc.*.....   26,902    1,226,462
  Avnet, Inc.*.................   28,466    1,033,885
  Ingram Micro, Inc. -- Class
     A*........................   61,723    1,156,072
  Tech Data Corp.*.............   24,486    1,300,941
                                          -----------
TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS
  & COMPONENTS                              4,717,360
                                          -----------
  ENERGY EQUIPMENT & SERVICES 2.1%
  Exterran Holdings, Inc.*.....   13,190      286,355
  Helix Energy Solutions Group,
     Inc.*.....................   31,670      599,513
  Tidewater, Inc. .............    6,344      377,531
                                          -----------
TOTAL ENERGY EQUIPMENT & SERVICES           1,263,399
                                          -----------
  FOOD & STAPLES RETAILING 2.3%
  BJ's Wholesale Club, Inc.*...   15,510      795,973
  Ruddick Corp. ...............   13,966      579,869
                                          -----------
TOTAL FOOD & STAPLES RETAILING              1,375,842
                                          -----------
  FOOD PRODUCTS 2.7%
  Ralcorp Holdings, Inc.*......    5,898      458,864
  Smithfield Foods, Inc.*......   49,662    1,170,037
                                          -----------
TOTAL FOOD PRODUCTS                         1,628,901
                                          -----------
  GAS UTILITIES 3.4%
  Atmos Energy Corp. ..........   17,554      612,459
  Questar Corp. ...............   36,238      636,702
  UGI Corp. ...................   12,296      409,457
  WGL Holdings, Inc. ..........    9,154      361,766
                                          -----------
TOTAL GAS UTILITIES                         2,020,384
                                          -----------
  HEALTH CARE EQUIPMENT & SUPPLIES 0.6%
  Teleflex, Inc. ..............    6,036      380,328
                                          -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES        380,328
                                          -----------


  HEALTH CARE PROVIDERS & SERVICES 11.8%
  Community Health Systems,
     Inc.*.....................   29,690      912,374
  Health Net, Inc.*............   26,348      877,388
  Kindred Healthcare, Inc.*....   91,307    2,302,763
  LifePoint Hospitals, Inc.*...   15,904      661,765
  Omnicare, Inc. ..............   45,158    1,418,864
  Owens & Minor, Inc. .........   27,424      944,757
                                          -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES      7,117,911
                                          -----------
  HOTELS, RESTAURANTS & LEISURE 3.1%
  Bob Evans Farms, Inc. .......   14,234      446,378
  Boyd Gaming Corp.*...........   95,683      855,406
  Wendy's/Arby's Group,
     Inc. -- Class A...........  112,757      543,489
                                          -----------
TOTAL HOTELS, RESTAURANTS & LEISURE         1,845,273
                                          -----------
  HOUSEHOLD DURABLES 2.7%
  American Greetings
     Corp. -- Class A..........   30,020      738,492
  KB Home......................   20,418      241,137
  MDC Holdings, Inc. ..........    8,942      261,017
  Mohawk Industries, Inc.*.....    6,600      396,264
                                          -----------
TOTAL HOUSEHOLD DURABLES                    1,636,910
                                          -----------
  INSURANCE 16.6%
  American Financial Group,
     Inc. .....................   18,822      673,263
  Everest Re Group Ltd. .......    7,218      657,704
  Fidelity National Financial,
     Inc. -- Class A...........   56,155      867,033
  First American Financial
     Corp. ....................   83,077    1,296,001
  Hanover Insurance Group,
     Inc.(The).................   13,020      549,704
  HCC Insurance Holdings,
     Inc. .....................   13,648      444,106
  Mercury General Corp. .......    9,644      383,253
  Old Republic International
     Corp. ....................   38,740      490,836
  Protective Life Corp. .......   31,022      834,802
  Reinsurance Group of America,
     Inc. .....................   15,320      969,756


See Notes to Financial Statements.

28



RYDEX S&P MIDCAP 400 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)                   April 30, 2011
--------------------------------------------------------------------------------


                                               MARKET
                                  SHARES        VALUE
-----------------------------------------------------
COMMON STOCKS (CONCLUDED)

  StanCorp Financial Group,
     Inc. .....................   11,646     $501,943
  Transatlantic Holdings,
     Inc. .....................   13,796      680,005
  Unitrin, Inc. ...............   37,994    1,148,938
  W.R. Berkley Corp. ..........   14,500      472,845
                                          -----------
TOTAL INSURANCE                             9,970,189
                                          -----------
  INTERNET SOFTWARE & SERVICES 0.9%
  AOL, Inc.*...................   27,828      567,135
                                          -----------
TOTAL INTERNET SOFTWARE & SERVICES            567,135
                                          -----------
  IT SERVICES 3.7%
  Convergys Corp.*.............   18,790      272,455
  CoreLogic, Inc.*.............   82,865    1,525,545
  SRA International,
     Inc. -- Class A*..........   13,456      417,001
                                          -----------
TOTAL IT SERVICES                           2,215,001
                                          -----------
  MACHINERY 1.7%
  Harsco Corp. ................   17,150      610,540
  Trinity Industries, Inc. ....   11,476      415,431
                                          -----------
TOTAL MACHINERY                             1,025,971
                                          -----------
  MEDIA 0.8%
  Scholastic Corp. ............   18,162      477,297
                                          -----------
TOTAL MEDIA                                   477,297
                                          -----------
  METALS & MINING 2.4%
  Commercial Metals Co. .......   36,620      613,751
  Reliance Steel & Aluminum
     Co. ......................    9,220      521,944
  Worthington Industries,
     Inc. .....................   14,138      304,957
                                          -----------
TOTAL METALS & MINING                       1,440,652
                                          -----------
  MULTI-UTILITIES 0.4%
  Vectren Corp. ...............    8,846      252,819
                                          -----------
TOTAL MULTI-UTILITIES                         252,819
                                          -----------
  OIL, GAS & CONSUMABLE FUELS 2.7%
  Frontier Oil Corp. ..........   23,378      653,181
  Overseas Shipholding Group,
     Inc. .....................   23,644      658,722
  Southern Union Co. ..........    9,506      284,230
                                          -----------
TOTAL OIL, GAS & CONSUMABLE FUELS           1,596,133
                                          -----------
  PAPER & FOREST PRODUCTS 0.4%
  Louisiana-Pacific Corp.*.....   25,124      233,653
                                          -----------
TOTAL PAPER & FOREST PRODUCTS                 233,653
                                          -----------
  PROFESSIONAL SERVICES 1.3%
  Manpower, Inc. ..............   11,518      763,067
                                          -----------
TOTAL PROFESSIONAL SERVICES                   763,067
                                          -----------
  REAL ESTATE INVESTMENT TRUSTS (REITS) 0.5%
  Hospitality Properties
     Trust.....................   12,668      305,933
                                          -----------
TOTAL REAL ESTATE INVESTMENT TRUSTS
  (REITS)                                     305,933
                                          -----------
  ROAD & RAIL 0.4%
  Con-way, Inc. ...............    6,898      268,470
                                          -----------
TOTAL ROAD & RAIL                             268,470
                                          -----------
  SPECIALTY RETAIL 4.3%
  Barnes & Noble, Inc. ........   79,309      871,606
  Collective Brands, Inc.*.....   43,020      903,420
  Foot Locker, Inc. ...........   15,766      339,285
  Rent-A-Center, Inc. .........   14,574      443,778
                                          -----------
TOTAL SPECIALTY RETAIL                      2,558,089
                                          -----------
  THRIFTS & MORTGAGE FINANCE 1.7%
  Astoria Financial Corp. .....   28,732      415,752
  First Niagara Financial
     Group, Inc. ..............   16,852      242,669
  Washington Federal, Inc. ....   23,102      371,711
                                          -----------
TOTAL THRIFTS & MORTGAGE FINANCE            1,030,132
                                          -----------
  TOBACCO 1.6%
  Universal Corp. .............   21,824      946,725
                                          -----------
TOTAL TOBACCO                                 946,725
                                          -----------
  WIRELESS TELECOMMUNICATION SERVICES 0.8%
  Telephone & Data Systems,
     Inc. .....................   13,702      459,839
                                          -----------
TOTAL WIRELESS TELECOMMUNICATION
  SERVICES                                    459,839
                                          -----------
TOTAL COMMON STOCKS
  (Cost $55,290,950)                       60,061,815
                                          -----------


SHORT TERM INVESTMENTS 0.2%
  SSgA Government Money Market
     Fund......................   83,719       83,719
                                          -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $83,719)                               83,719
                                          -----------
TOTAL INVESTMENTS 100.0%(A)
  (Cost $55,374,669)                       60,145,534
                                          -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.0%(B)                         16,103
                                          -----------
NET ASSETS--100.0%                        $60,161,637
-----------------------------------------------------




   * Non-Income Producing Security.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

 (b) Amount represents less than 0.05% of net assets.



See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  29





RYDEX S&P MIDCAP 400 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2011
--------------------------------------------------------------------------------


                                                MARKET
                                  SHARES         VALUE
------------------------------------------------------
COMMON STOCKS 99.9%
  AEROSPACE & DEFENSE 1.3%
  BE Aerospace, Inc.*..........  232,508    $8,972,484
                                          ------------
TOTAL AEROSPACE & DEFENSE                    8,972,484
                                          ------------
  AUTO COMPONENTS 0.4%
  Gentex Corp. ................   76,899     2,410,784
                                          ------------
TOTAL AUTO COMPONENTS                        2,410,784
                                          ------------
  BEVERAGES 1.2%
  Hansen Natural Corp.*........  126,406     8,361,757
                                          ------------
TOTAL BEVERAGES                              8,361,757
                                          ------------
  BIOTECHNOLOGY 1.2%
  United Therapeutics Corp.*...  116,682     7,813,027
                                          ------------
TOTAL BIOTECHNOLOGY                          7,813,027
                                          ------------
  CAPITAL MARKETS 0.6%
  Waddell & Reed Financial,
     Inc. -- Class A...........   99,146     4,065,977
                                          ------------
TOTAL CAPITAL MARKETS                        4,065,977
                                          ------------
  CHEMICALS 4.7%
  Albemarle Corp. .............   40,589     2,863,554
  Intrepid Potash, Inc.*.......  178,379     6,111,264
  Lubrizol Corp. ..............   59,594     8,016,585
  NewMarket Corp. .............   80,100    14,764,032
                                          ------------
TOTAL CHEMICALS                             31,755,435
                                          ------------
  COMMERCIAL SERVICES & SUPPLIES 1.0%
  Copart, Inc.*................  100,807     4,573,614
  Rollins, Inc. ...............  114,769     2,406,706
                                          ------------
TOTAL COMMERCIAL SERVICES & SUPPLIES         6,980,320
                                          ------------
  COMMUNICATIONS EQUIPMENT 3.6%
  ADTRAN, Inc. ................  105,115     4,338,096
  Polycom, Inc.*...............  135,184     8,088,059
  Riverbed Technology, Inc.*...  325,010    11,420,851
                                          ------------
TOTAL COMMUNICATIONS EQUIPMENT              23,847,006
                                          ------------
  COMPUTERS & PERIPHERALS 0.4%
  QLogic Corp.*................  147,244     2,647,447
                                          ------------
TOTAL COMPUTERS & PERIPHERALS                2,647,447
                                          ------------
  DISTRIBUTORS 1.2%
  LKQ Corp.*...................  326,510     8,234,582
                                          ------------
TOTAL DISTRIBUTORS                           8,234,582
                                          ------------
  DIVERSIFIED CONSUMER SERVICES 1.1%
  ITT Educational Services,
     Inc.*.....................   66,509     4,770,690
  Strayer Education, Inc. .....   20,677     2,561,467
                                          ------------
TOTAL DIVERSIFIED CONSUMER SERVICES          7,332,157
                                          ------------
  DIVERSIFIED FINANCIAL SERVICES 0.4%
  MSCI, Inc. -- Class A*.......   85,072     3,017,504
                                          ------------
TOTAL DIVERSIFIED FINANCIAL SERVICES         3,017,504
                                          ------------
  DIVERSIFIED TELECOMMUNICATION SERVICES 1.0%
  tw telecom, Inc.*............  297,538     6,408,969
                                          ------------
TOTAL DIVERSIFIED TELECOMMUNICATION
  SERVICES                                   6,408,969
                                          ------------
  ELECTRICAL EQUIPMENT 0.5%
  Woodward, Inc. ..............   87,347     3,236,206
                                          ------------
TOTAL ELECTRICAL EQUIPMENT                   3,236,206
                                          ------------
  ENERGY EQUIPMENT & SERVICES 5.0%
  Atwood Oceanics, Inc.*.......  192,101     8,631,098
  CARBO Ceramics, Inc. ........   24,977     4,019,798
  Dril-Quip, Inc.*.............   95,905     7,342,487
  Oceaneering International,
     Inc.*.....................   97,435     8,517,768
  Oil States International,
     Inc.*.....................   58,329     4,841,890
                                          ------------
TOTAL ENERGY EQUIPMENT & SERVICES           33,353,041
                                          ------------
  FOOD PRODUCTS 3.1%
  Green Mountain Coffee
     Roasters, Inc.*...........  307,001    20,556,787
                                          ------------
TOTAL FOOD PRODUCTS                         20,556,787
                                          ------------
  HEALTH CARE EQUIPMENT & SUPPLIES 5.9%
  Cooper Cos., Inc.(The).......  132,386     9,915,711
  Gen-Probe, Inc.*.............   64,215     5,324,708
  Idexx Laboratories, Inc.*....   87,176     7,098,742
  Kinetic Concepts, Inc.*......  119,602     7,060,106
  ResMed, Inc.*................  171,776     5,477,937
  Thoratec Corp.*..............  147,053     4,514,527
                                          ------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES      39,391,731
                                          ------------
  HEALTH CARE PROVIDERS & SERVICES 4.1%
  Health Management Associates,
     Inc. -- Class A*..........  680,170     7,672,317
  Lincare Holdings, Inc. ......  167,659     5,267,846
  MEDNAX, Inc.*................  109,092     7,736,805
  Universal Health Services,
     Inc. -- Class B...........  129,044     7,069,030
                                          ------------
TOTAL HEALTH CARE PROVIDERS & SERVICES      27,745,998
                                          ------------
  HEALTH CARE TECHNOLOGY 1.4%
  Allscripts Healthcare
     Solutions, Inc.*..........  440,132     9,480,443
                                          ------------
TOTAL HEALTH CARE TECHNOLOGY                 9,480,443
                                          ------------


  HOTELS, RESTAURANTS & LEISURE 4.6%
  Bally Technologies, Inc.*....   75,218     2,932,750
  Cheesecake Factory,
     Inc.(The)*................  323,913     9,529,520
  Life Time Fitness, Inc.*.....  197,979     7,744,939
  Panera Bread Co. -- Class
     A*........................   73,224     8,868,159
  WMS Industries, Inc.*........   58,789     1,928,279
                                          ------------
TOTAL HOTELS, RESTAURANTS & LEISURE         31,003,647
                                          ------------
  HOUSEHOLD DURABLES 0.9%
  Tupperware Brands Corp. .....   90,499     5,762,071
                                          ------------
TOTAL HOUSEHOLD DURABLES                     5,762,071
                                          ------------
  INTERNET SOFTWARE & SERVICES 4.1%
  Digital River, Inc.*.........   89,582     2,914,999
  Equinix, Inc.*...............   74,714     7,520,711
  Rackspace Hosting, Inc.*.....  373,833    17,267,346
                                          ------------
TOTAL INTERNET SOFTWARE & SERVICES          27,703,056
                                          ------------
  IT SERVICES 3.7%
  Alliance Data Systems
     Corp.*....................   46,186     4,387,670
  Gartner, Inc.*...............  124,282     5,332,941
  Global Payments, Inc. .......   78,630     4,186,261
  Jack Henry & Associates,
     Inc. .....................   87,549     2,974,039
  Lender Processing Services,
     Inc. .....................  178,772     5,261,260
  NeuStar, Inc. -- Class A*....  107,974     2,903,421
                                          ------------
TOTAL IT SERVICES                           25,045,592
                                          ------------
  LEISURE EQUIPMENT & PRODUCTS 1.0%
  Polaris Industries, Inc. ....   62,987     6,640,719
                                          ------------
TOTAL LEISURE EQUIPMENT & PRODUCTS           6,640,719
                                          ------------


See Notes to Financial Statements.

30



RYDEX S&P MIDCAP 400 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)                   April 30, 2011
--------------------------------------------------------------------------------


                                                MARKET
                                  SHARES         VALUE
------------------------------------------------------
COMMON STOCKS (CONCLUDED)

  LIFE SCIENCES TOOLS & SERVICES 0.5%
  Mettler Toledo International,
     Inc.*.....................   19,751    $3,701,337
                                          ------------
TOTAL LIFE SCIENCES TOOLS & SERVICES         3,701,337
                                          ------------
  MACHINERY 1.8%
  Bucyrus International,
     Inc. -- Class A...........  134,077    12,261,342
                                          ------------
TOTAL MACHINERY                             12,261,342
                                          ------------
  MEDIA 1.0%
  DreamWorks Animation SKG,
     Inc. -- Class A*..........  184,631     4,890,875
  Lamar Advertising
     Co. -- Class A*...........   63,913     2,078,451
                                          ------------
TOTAL MEDIA                                  6,969,326
                                          ------------
  METALS & MINING 0.7%
  Compass Minerals
     International, Inc. ......   47,524     4,638,818
                                          ------------
TOTAL METALS & MINING                        4,638,818
                                          ------------
  MULTILINE RETAIL 0.9%
  Dollar Tree, Inc.*...........  104,380     6,001,850
                                          ------------
TOTAL MULTILINE RETAIL                       6,001,850
                                          ------------
  OFFICE ELECTRONICS 0.4%
  Zebra Technologies
     Corp. -- Class A*.........   60,420     2,373,902
                                          ------------
TOTAL OFFICE ELECTRONICS                     2,373,902
                                          ------------
  OIL, GAS & CONSUMABLE FUELS 1.5%
  Bill Barrett Corp.*..........  124,231     5,184,159
  Northern Oil and Gas, Inc.*..  215,405     5,118,023
                                          ------------
TOTAL OIL, GAS & CONSUMABLE FUELS           10,302,182
                                          ------------
  PHARMACEUTICALS 3.9%
  Endo Pharmaceuticals
     Holdings, Inc.*...........  172,008     6,735,833
  Medicis Pharmaceutical
     Corp. -- Class A..........  319,332    11,323,513
  Perrigo Co. .................   90,770     8,201,977
                                          ------------
TOTAL PHARMACEUTICALS                       26,261,323
                                          ------------
  REAL ESTATE INVESTMENT TRUSTS (REITS) 2.6%
  Corporate Office Properties
     Trust.....................  108,427     3,817,715
  Macerich Co.(The)............  101,341     5,352,832
  SL Green Realty Corp. .......  100,193     8,268,928
                                          ------------
TOTAL REAL ESTATE INVESTMENT TRUSTS
  (REITS)                                   17,439,475
                                          ------------
  REAL ESTATE MANAGEMENT & DEVELOPMENT 0.8%
  Jones Lang LaSalle, Inc. ....   50,876     5,208,685
                                          ------------
TOTAL REAL ESTATE MANAGEMENT &
  DEVELOPMENT                                5,208,685
                                          ------------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4.7%
  Atmel Corp.*.................  311,249     4,762,109
  Cree, Inc.*..................  167,800     6,836,172
  RF Micro Devices, Inc.*......  306,145     2,038,926
  Semtech Corp.*...............  166,974     4,686,960
  Silicon Laboratories, Inc.*..   67,053     2,922,170
  Skyworks Solutions, Inc.*....  322,191    10,136,129
                                          ------------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT                                 31,382,466
                                          ------------
  SOFTWARE 10.7%
  ACI Worldwide, Inc.*.........   79,416     2,623,905
  Advent Software, Inc.*.......  247,105     6,728,669
  Ansys, Inc.*.................  115,937     6,410,157
  Concur Technologies, Inc.*...  116,299     6,730,223
  Factset Research Systems,
     Inc. .....................   59,544     6,514,709
  Informatica Corp.*...........  202,650    11,350,426
  MICROS Systems, Inc.*........  102,076     5,309,994
  Quest Software, Inc.*........  149,771     3,858,101
  Rovi Corp.*..................   93,388     4,534,921
  Solera Holdings, Inc. .......  110,289     6,065,895
  TIBCO Software, Inc.*........  389,315    11,675,557
                                          ------------
TOTAL SOFTWARE                              71,802,557
                                          ------------
  SPECIALTY RETAIL 10.9%
  Advance Auto Parts, Inc. ....   68,302     4,471,049
  Aeropostale, Inc.*...........  403,862    10,310,597
  ANN, Inc.*...................  139,946     4,367,715
  Ascena Retail Group, Inc.*...  344,751    10,787,259
  Chico's FAS, Inc. ...........  409,660     5,993,326
  Dick's Sporting Goods,
     Inc.*.....................  165,112     6,758,034
  Guess?, Inc. ................  252,209    10,842,465
  PetSmart, Inc. ..............  134,097     5,654,870
  Tractor Supply Co. ..........  139,513     8,631,669
  Williams-Sonoma, Inc. .......  118,373     5,138,572
                                          ------------
TOTAL SPECIALTY RETAIL                      72,955,556
                                          ------------
  TEXTILES, APPAREL & LUXURY GOODS 7.1%
  Deckers Outdoor Corp.*.......  148,905    12,636,078
  Fossil, Inc.*................  116,853    11,192,180
  Phillips-Van Heusen Corp. ...  104,340     7,346,580
  Under Armour, Inc. -- Class
     A*........................  142,120     9,729,535
  Warnaco Group, Inc.(The)*....  100,878     6,492,508
                                          ------------
TOTAL TEXTILES, APPAREL & LUXURY GOODS      47,396,881
                                          ------------
TOTAL COMMON STOCKS
  (Cost $568,755,432)                      670,462,440
                                          ------------

SHORT TERM INVESTMENTS 0.1%
  SSgA Government Money Market
     Fund......................  428,551       428,551
                                          ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $428,551)                              428,551
                                          ------------
TOTAL INVESTMENTS 100.0%(A)
  (Cost $569,183,983)                      670,890,991
                                          ------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS--0.0%(B)                             (264,663)
                                          ------------
NET ASSETS--100.0%                        $670,626,328
------------------------------------------------------




   * Non-Income Producing Security.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

 (b) Amount represents less than 0.05% of net assets.



See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  31





RYDEX S&P SMALLCAP 600 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2011
--------------------------------------------------------------------------------


                                               MARKET
                                  SHARES        VALUE
-----------------------------------------------------
COMMON STOCKS 99.9%
  AEROSPACE & DEFENSE 1.0%
  AAR Corp. ...................   10,460     $272,379
  Curtiss-Wright Corp. ........    7,705      256,191
  GenCorp, Inc.*...............   57,525      375,638
                                          -----------
TOTAL AEROSPACE & DEFENSE                     904,208
                                          -----------
  AIRLINES 1.3%
  SkyWest, Inc. ...............   69,520    1,149,166
                                          -----------
TOTAL AIRLINES                              1,149,166
                                          -----------
  AUTO COMPONENTS 1.7%
  Spartan Motors, Inc. ........  127,090      859,128
  Standard Motor Products,
     Inc. .....................   44,195      629,779
                                          -----------
TOTAL AUTO COMPONENTS                       1,488,907
                                          -----------
  BUILDING PRODUCTS 2.9%
  Apogee Enterprises, Inc. ....   59,340      847,375
  Gibraltar Industries, Inc.*..   59,215      691,631
  Griffon Corp.*...............   35,835      456,538
  Universal Forest Products,
     Inc. .....................   17,715      572,018
                                          -----------
TOTAL BUILDING PRODUCTS                     2,567,562
                                          -----------
  CAPITAL MARKETS 3.2%
  Investment Technology Group,
     Inc.*.....................   34,530      590,808
  Piper Jaffray Cos., Inc.*....   18,585      666,272
  Prospect Capital Corp. ......   19,842      240,287
  SWS Group, Inc. .............  231,130    1,409,893
                                          -----------
TOTAL CAPITAL MARKETS                       2,907,260
                                          -----------
  CHEMICALS 1.1%
  A. Schulman, Inc. ...........   30,105      762,259
  Stepan Co. ..................    3,195      229,944
                                          -----------
TOTAL CHEMICALS                               992,203
                                          -----------
  COMMERCIAL BANKS 6.1%
  Boston Private Financial
     Holdings, Inc. ...........   35,960      251,360
  First BanCorp/Puerto Rico*...   99,070      494,359
  First Midwest Bancorp,
     Inc. .....................   30,915      404,986
  Hanmi Financial Corp.*.......  469,320      619,502
  Pinnacle Financial Partners,
     Inc.*.....................   19,270      309,669
  PrivateBancorp, Inc. ........   15,155      238,540
  Susquehanna Bancshares,
     Inc. .....................   65,435      603,311
  United Community Banks,
     Inc.*.....................  233,405      560,172
  Whitney Holding Corp. .......   28,140      381,016
  Wilmington Trust Corp. ......  205,010      924,595
  Wilshire Bancorp, Inc.*......   43,760      175,040
  Wintrust Financial Corp. ....   16,375      551,674
                                          -----------
TOTAL COMMERCIAL BANKS                      5,514,224
                                          -----------
  COMMERCIAL SERVICES & SUPPLIES 2.2%
  ABM Industries, Inc. ........   22,545      548,294
  G&K Services, Inc. -- Class
     A.........................   14,525      480,778
  Standard Register Co.(The)...   84,345      290,147
  United Stationers, Inc. .....    8,855      638,091
                                          -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES        1,957,310
                                          -----------
  COMMUNICATIONS EQUIPMENT 1.3%
  Arris Group, Inc.*...........   18,820      225,840
  Black Box Corp. .............   13,170      460,160
  Comtech Telecommunications
     Corp. ....................    7,445      210,694
  Digi International, Inc.*....   21,835      257,871
                                          -----------
TOTAL COMMUNICATIONS EQUIPMENT              1,154,565
                                          -----------
  COMPUTERS & PERIPHERALS 0.4%
  Hutchinson Technology,
     Inc.*.....................  148,110      395,454
                                          -----------
TOTAL COMPUTERS & PERIPHERALS                 395,454
                                          -----------
  CONSTRUCTION & ENGINEERING 2.0%
  Comfort Systems USA, Inc. ...   50,440      615,872
  Dycom Industries, Inc.*......   24,215      359,835
  EMCOR Group, Inc.*...........   25,660      794,690
                                          -----------
TOTAL CONSTRUCTION & ENGINEERING            1,770,397
                                          -----------
  CONSTRUCTION MATERIALS 0.5%
  Headwaters, Inc.*............   88,960      485,722
                                          -----------
TOTAL CONSTRUCTION MATERIALS                  485,722
                                          -----------
  CONTAINERS & PACKAGING 0.4%
  Myers Industries, Inc. ......   36,400      388,388
                                          -----------
TOTAL CONTAINERS & PACKAGING                  388,388
                                          -----------
  DISTRIBUTORS 1.4%
  Audiovox Corp. -- Class A*...  171,275    1,264,009
                                          -----------
TOTAL DISTRIBUTORS                          1,264,009
                                          -----------
  DIVERSIFIED CONSUMER SERVICES 1.4%
  Corinthian Colleges, Inc.*...  287,250    1,278,262
                                          -----------
TOTAL DIVERSIFIED CONSUMER SERVICES         1,278,262
                                          -----------
  DIVERSIFIED FINANCIAL SERVICES 0.3%
  Interactive Brokers Group,
     Inc. -- Class A...........   17,740      311,160
                                          -----------
TOTAL DIVERSIFIED FINANCIAL SERVICES          311,160
                                          -----------
  DIVERSIFIED TELECOMMUNICATION SERVICES 0.4%
  Cincinnati Bell, Inc.*.......  119,800      358,202
                                          -----------
TOTAL DIVERSIFIED TELECOMMUNICATION
  SERVICES                                    358,202
                                          -----------
  ELECTRIC UTILITIES 0.6%
  Central Vermont Public
     Service Corp. ............   22,860      535,153
                                          -----------
TOTAL ELECTRIC UTILITIES                      535,153
                                          -----------
  ELECTRICAL EQUIPMENT 0.4%
  Powell Industries, Inc.*.....    9,660      381,763
                                          -----------
TOTAL ELECTRICAL EQUIPMENT                    381,763
                                          -----------
  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 6.7%
  Agilysys, Inc.*..............  234,340    1,223,255
  Anixter International,
     Inc. .....................    5,180      389,225
  Benchmark Electronics,
     Inc.*.....................   34,695      586,346
  Brightpoint, Inc.*...........   66,110      669,033
  Gerber Scientific, Inc.*.....   59,455      568,390
  Insight Enterprises, Inc.*...   59,125    1,014,585
  Scansource, Inc.*............   17,060      610,236
  SYNNEX Corp.*................   29,280      981,758
                                          -----------
TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS
  & COMPONENTS                              6,042,828
                                          -----------
  ENERGY EQUIPMENT & SERVICES 1.8%
  Bristow Group, Inc.*.........    4,760      220,864
  Hornbeck Offshore Services,
     Inc.*.....................   23,130      676,090
  Matrix Service Co.*..........   31,225      451,513
  TETRA Technologies, Inc.*....   18,575      274,353
                                          -----------
TOTAL ENERGY EQUIPMENT & SERVICES           1,622,820
                                          -----------


See Notes to Financial Statements.

32



RYDEX S&P SMALLCAP 600 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2011
--------------------------------------------------------------------------------


                                               MARKET
                                  SHARES        VALUE
-----------------------------------------------------
COMMON STOCKS (CONTINUED)

  FOOD & STAPLES RETAILING 1.8%
  Casey's General Stores,
     Inc. .....................    5,945     $232,033
  Nash Finch Co. ..............   18,120      674,426
  Spartan Stores, Inc. ........   46,770      730,080
                                          -----------
TOTAL FOOD & STAPLES RETAILING              1,636,539
                                          -----------
  FOOD PRODUCTS 1.8%
  Sanderson Farms, Inc. .......    7,755      369,138
  Seneca Foods Corp. -- Class
     A*........................   44,425    1,242,123
                                          -----------
TOTAL FOOD PRODUCTS                         1,611,261
                                          -----------
  GAS UTILITIES 0.8%
  Laclede Group, Inc.(The).....   12,875      494,014
  Southwest Gas Corp. .........    5,495      218,536
                                          -----------
TOTAL GAS UTILITIES                           712,550
                                          -----------
  HEALTH CARE EQUIPMENT & SUPPLIES 1.3%
  CONMED Corp.*................    9,385      263,531
  Invacare Corp. ..............   14,925      491,032
  Symmetry Medical, Inc.*......   44,425      442,029
                                          -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES      1,196,592
                                          -----------
  HEALTH CARE PROVIDERS & SERVICES 9.2%
  Amedisys, Inc.*..............   21,190      706,051
  Amsurg Corp.*................   19,060      511,951
  Centene Corp.*...............   30,005    1,087,081
  Cross Country Healthcare,
     Inc.*.....................   84,165      624,504
  Gentiva Health Services,
     Inc.*.....................   21,710      607,880
  Healthways, Inc.*............   64,225    1,086,687
  Molina Healthcare, Inc.*.....   32,385    1,392,555
  PharMerica Corp.*............   92,150    1,212,694
  RehabCare Group, Inc.*.......   29,245    1,098,735
                                          -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES      8,328,138
                                          -----------
  HOTELS, RESTAURANTS & LEISURE 3.6%
  Jack in the Box, Inc.*.......   14,510      299,632
  Marcus Corp. ................   14,925      165,518
  Multimedia Games, Inc.*......   49,535      290,770
  O'Charleys, Inc.*............  134,995      882,867
  Red Robin Gourmet Burgers,
     Inc.*.....................   39,495    1,073,869
  Ruby Tuesday, Inc.*..........   18,290      192,228
  Ruth's Hospitality Group
     Inc*......................   76,145      373,872
                                          -----------
TOTAL HOTELS, RESTAURANTS & LEISURE         3,278,756
                                          -----------
  HOUSEHOLD DURABLES 3.2%
  Blyth, Inc. .................   12,150      572,751
  Helen of Troy, Ltd.*.........   10,360      322,403
  La-Z-Boy, Inc.*..............   94,525    1,111,614
  Standard Pacific Corp.*......  228,845      883,342
                                          -----------
TOTAL HOUSEHOLD DURABLES                    2,890,110
                                          -----------
  HOUSEHOLD PRODUCTS 0.8%
  Central Garden & Pet
     Co. -- Class A*...........   73,435      735,819
                                          -----------
TOTAL HOUSEHOLD PRODUCTS                      735,819
                                          -----------
  INDUSTRIAL CONGLOMERATES 0.3%
  Standex International
     Corp. ....................    7,140      261,038
                                          -----------
TOTAL INDUSTRIAL CONGLOMERATES                261,038
                                          -----------
  INSURANCE 4.7%
  AMERISAFE, Inc.*.............   13,655      304,916
  Delphi Financial Group,
     Inc. -- Class A...........   13,880      443,466
  Horace Mann Educators
     Corp. ....................   32,700      584,676
  Infinity Property & Casualty
     Corp. ....................    4,675      276,293
  Navigators Group,
     Inc.(The)*................    6,015      311,757
  Presidential Life Corp. .....   51,625      575,103
  Safety Insurance Group,
     Inc. .....................    5,010      234,568
  Selective Insurance Group,
     Inc. .....................   32,580      574,711
  Stewart Information Services
     Corp. ....................   58,710      595,319
  United Fire & Casualty Co. ..   14,670      290,466
                                          -----------
TOTAL INSURANCE                             4,191,275
                                          -----------
  INTERNET SOFTWARE & SERVICES 0.8%
  InfoSpace, Inc.*.............   29,010      261,090
  United Online, Inc. .........   70,490      465,234
                                          -----------
TOTAL INTERNET SOFTWARE & SERVICES            726,324
                                          -----------
  IT SERVICES 4.5%
  CACI International,
     Inc. -- Class A*..........    8,950      546,935
  Ciber, Inc.*.................  338,520    1,936,334
  StarTek, Inc.*...............  287,145    1,562,069
                                          -----------
TOTAL IT SERVICES                           4,045,338
                                          -----------
  LEISURE EQUIPMENT & PRODUCTS 0.6%
  Callaway Golf Co. ...........   81,590      577,657
                                          -----------
TOTAL LEISURE EQUIPMENT & PRODUCTS            577,657
                                          -----------
  LIFE SCIENCES TOOLS & SERVICES 2.2%
  Cambrex Corp.*...............  106,030      557,718
  Kendle International, Inc.*..  139,715    1,404,136
                                          -----------
TOTAL LIFE SCIENCES TOOLS & SERVICES        1,961,854
                                          -----------
  MACHINERY 2.1%
  Briggs & Stratton Corp. .....   24,655      581,612
  Federal Signal Corp. ........  108,020      729,135
  Lydall, Inc.*................   56,555      551,411
                                          -----------
TOTAL MACHINERY                             1,862,158
                                          -----------
  MEDIA 0.4%
  Live Nation Entertainment,
     Inc.*.....................   32,485      360,259
                                          -----------
TOTAL MEDIA                                   360,259
                                          -----------
  METALS & MINING 0.8%
  AM Castle & Co.*.............   21,260      401,389
  Kaiser Aluminum Corp. .......    6,740      337,741
                                          -----------
TOTAL METALS & MINING                         739,130
                                          -----------
  MULTI-UTILITIES 1.0%
  Avista Corp. ................   16,770      408,349
  CH Energy Group, Inc. .......    4,300      230,566
  NorthWestern Corp. ..........    8,010      260,726
                                          -----------
TOTAL MULTI-UTILITIES                         899,641
                                          -----------
  MULTILINE RETAIL 1.9%
  Fred's, Inc. -- Class A......   56,600      790,136
  Tuesday Morning Corp.*.......  176,565      882,825
                                          -----------
TOTAL MULTILINE RETAIL                      1,672,961
                                          -----------


  OIL, GAS & CONSUMABLE FUELS 1.3%
  Holly Corp. .................    6,780      392,562
  World Fuel Services Corp. ...   18,740      741,729
                                          -----------
TOTAL OIL, GAS & CONSUMABLE FUELS           1,134,291
                                          -----------
  PAPER & FOREST PRODUCTS 0.5%
  Wausau Paper Corp. ..........   62,590      422,483
                                          -----------
TOTAL PAPER & FOREST PRODUCTS                 422,483
                                          -----------


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  33




RYDEX S&P SMALLCAP 600 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)                   April 30, 2011
--------------------------------------------------------------------------------


                                               MARKET
                                  SHARES        VALUE
-----------------------------------------------------
COMMON STOCKS (CONCLUDED)

  PROFESSIONAL SERVICES 4.8%
  CDI Corp. ...................   23,615     $349,974
  Kelly Services, Inc. -- Class
     A*........................   22,880      437,237
  Navigant Consulting, Inc.*...   67,170      782,530
  On Assignment, Inc.*.........   47,310      518,991
  School Specialty, Inc.*......  102,985    1,525,208
  SFN Group, Inc.*.............   69,530      732,151
                                          -----------
TOTAL PROFESSIONAL SERVICES                 4,346,091
                                          -----------
  REAL ESTATE INVESTMENT TRUSTS (REITS) 0.5%
  Cedar Shopping Centers,
     Inc. .....................   38,600      227,740
  Kite Realty Group Trust......   40,600      211,120
                                          -----------
TOTAL REAL ESTATE INVESTMENT TRUSTS
  (REITS)                                     438,860
                                          -----------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.6%
  Brooks Automation, Inc.*.....   41,275      504,793
                                          -----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT                                   504,793
                                          -----------
  SOFTWARE 0.4%
  THQ, Inc.*...................   96,190      388,608
                                          -----------
TOTAL SOFTWARE                                388,608
                                          -----------
  SPECIALTY RETAIL 10.2%
  Brown Shoe Co., Inc. ........   45,585      576,650
  Christopher & Banks Corp. ...  107,940      663,831
  Coldwater Creek, Inc.*.......  119,810      365,421
  Group 1 Automotive, Inc. ....   18,830      810,443
  Haverty Furniture Cos.,
     Inc. .....................   37,695      493,805
  Hot Topic, Inc. .............  118,555      795,504
  Lithia Motors, Inc. -- Class
     A.........................   61,905    1,126,052
  MarineMax, Inc.*.............   92,750      886,690
  OfficeMax, Inc.*.............   23,325      232,317
  PEP Boys-Manny Moe & Jack....   42,810      586,497
  Sonic Automotive,
     Inc. -- Class A...........   55,005      775,570
  Stage Stores, Inc. ..........   35,590      685,463
  Stein Mart, Inc. ............   57,095      621,194
  Zale Corp.*..................  146,175      537,924
                                          -----------
TOTAL SPECIALTY RETAIL                      9,157,361
                                          -----------
  TEXTILES, APPAREL & LUXURY GOODS 0.7%
  Quiksilver, Inc.*............  101,280      440,568
  Skechers U.S.A.,
     Inc. -- Class A*..........   10,190      194,120
                                          -----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS        634,688
                                          -----------
  THRIFTS & MORTGAGE FINANCE 0.5%
  Bank Mutual Corp. ...........  118,735      485,626
                                          -----------
TOTAL THRIFTS & MORTGAGE FINANCE              485,626
                                          -----------
  TOBACCO 1.1%
  Alliance One International,
     Inc.*.....................  258,450    1,031,215
                                          -----------
TOTAL TOBACCO                               1,031,215
                                          -----------
  TRADING COMPANIES & DISTRIBUTORS 0.4%
  Lawson Products, Inc. .......   16,375      360,741
                                          -----------
TOTAL TRADING COMPANIES & DISTRIBUTORS        360,741
                                          -----------
TOTAL COMMON STOCKS
  (Cost $88,844,412)                       90,061,720
                                          -----------


SHORT TERM INVESTMENTS 0.1%
  SSgA Government Money Market
     Fund......................  100,710      100,710
                                          -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $100,710)                             100,710
                                          -----------
TOTAL INVESTMENTS 100.0%(A)
  (Cost $88,945,122)                       90,162,430
                                          -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.0%(B)                         12,924
                                          -----------
NET ASSETS--100.0%                        $90,175,354
-----------------------------------------------------




   * Non-Income Producing Security.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

 (b) Amount represents less than 0.05% of net assets.



See Notes to Financial Statements.

34




RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2011
--------------------------------------------------------------------------------


                                               MARKET
                                  SHARES        VALUE
-----------------------------------------------------
COMMON STOCKS 99.9%
  AEROSPACE & DEFENSE 1.5%
  American Science &
     Engineering, Inc. .........   1,610     $141,841
  National Presto Industries,
     Inc. ......................   1,640      182,089
  Triumph Group, Inc. ..........   2,240      192,909
                                          -----------
TOTAL AEROSPACE & DEFENSE                     516,839
                                          -----------
  AIRLINES 0.4%
  Allegiant Travel Co. .........   3,220      144,481
                                          -----------
TOTAL AIRLINES                                144,481
                                          -----------
  BEVERAGES 0.7%
  Boston Beer Co., Inc. -- Class
     A*.........................   2,680      252,617
                                          -----------
TOTAL BEVERAGES                               252,617
                                          -----------
  BIOTECHNOLOGY 2.6%
  ArQule, Inc.*.................  42,525      300,227
  Cubist Pharmaceuticals,
     Inc.*......................   6,991      236,645
  Regeneron Pharmaceuticals,
     Inc.*......................   7,501      383,376
                                          -----------
TOTAL BIOTECHNOLOGY                           920,248
                                          -----------
  CAPITAL MARKETS 0.4%
  Stifel Financial Corp.*.......   2,930      133,842
                                          -----------
TOTAL CAPITAL MARKETS                         133,842
                                          -----------
  CHEMICALS 2.2%
  Balchem Corp. ................   6,481      257,231
  Hawkins, Inc. ................   7,910      372,086
  Quaker Chemical Corp. ........   2,910      131,474
                                          -----------
TOTAL CHEMICALS                               760,791
                                          -----------
  COMMERCIAL BANKS 0.2%
  Signature Bank*...............   1,420       82,658
                                          -----------
TOTAL COMMERCIAL BANKS                         82,658
                                          -----------
  COMMERCIAL SERVICES & SUPPLIES 0.9%
  Consolidated Graphics, Inc.*..   3,931      220,726
  Healthcare Services Group,
     Inc. ......................   4,831       85,798
                                          -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES          306,524
                                          -----------
  COMMUNICATIONS EQUIPMENT 2.6%
  Blue Coat Systems, Inc.*......  12,111      348,797
  DG Fastchannel, Inc.*.........   3,691      135,054
  Netgear, Inc.*................   4,010      167,417
  Oplink Communications, Inc.*..   9,691      191,882
  ViaSat, Inc.*.................   1,900       75,848
                                          -----------
TOTAL COMMUNICATIONS EQUIPMENT                918,998
                                          -----------
  COMPUTERS & PERIPHERALS 1.5%
  Novatel Wireless, Inc.*.......  25,693      159,297
  Stratasys, Inc.*..............   3,890      209,476
  Synaptics, Inc.*..............   5,671      161,170
                                          -----------
TOTAL COMPUTERS & PERIPHERALS                 529,943
                                          -----------
  CONSTRUCTION & ENGINEERING 0.3%
  Orion Marine Group, Inc.*.....  10,691      110,438
                                          -----------
TOTAL CONSTRUCTION & ENGINEERING              110,438
                                          -----------
  CONSUMER FINANCE 2.9%
  Cash America International,
     Inc. ......................   4,561      216,419
  EZCORP, Inc. -- Class A*......   7,201      226,760
  First Cash Financial Services,
     Inc.*......................   5,341      209,581
  World Acceptance Corp.*.......   5,421      368,357
                                          -----------
TOTAL CONSUMER FINANCE                      1,021,117
                                          -----------
  DIVERSIFIED CONSUMER SERVICES 2.2%
  American Public Education,
     Inc.*......................   3,541      149,607
  Capella Education Co.*........   2,230      110,608
  Coinstar, Inc.*...............   5,561      300,183
  Pre-Paid Legal Services,
     Inc.*......................   2,080      137,176
  Universal Technical Institute,
     Inc. ......................   4,001       72,298
                                          -----------
TOTAL DIVERSIFIED CONSUMER SERVICES           769,872
                                          -----------
  DIVERSIFIED FINANCIAL SERVICES 0.7%
  Portfolio Recovery Associates,
     Inc.*......................   2,650      239,189
                                          -----------
TOTAL DIVERSIFIED FINANCIAL SERVICES          239,189
                                          -----------
  DIVERSIFIED TELECOMMUNICATION SERVICES 1.1%
  Atlantic Tele-Network, Inc. ..   3,521      129,326
  Cbeyond, Inc.*................   6,551       83,591
  Neutral Tandem, Inc.*.........  10,621      162,395
                                          -----------
TOTAL DIVERSIFIED TELECOMMUNICATION
  SERVICES                                    375,312
                                          -----------
  ELECTRICAL EQUIPMENT 1.0%
  II-VI, Inc.*..................   2,900      167,765
  Vicor Corp. ..................   9,951      166,281
                                          -----------
TOTAL ELECTRICAL EQUIPMENT                    334,046
                                          -----------
  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 2.6%
  DTS, Inc.*....................   2,900      127,774
  Littelfuse, Inc. .............   2,130      132,507
  Mercury Computer Systems,
     Inc.*......................  10,541      203,547
  OSI Systems, Inc.*............   4,401      168,954
  TTM Technologies, Inc.*.......  15,032      287,412
                                          -----------
TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS
  & COMPONENTS                                920,194
                                          -----------
  FOOD PRODUCTS 1.8%
  Calavo Growers, Inc. .........   6,671      140,091
  Darling International, Inc.*..  14,992      242,420
  TreeHouse Foods, Inc.*........   4,331      262,762
                                          -----------
TOTAL FOOD PRODUCTS                           645,273
                                          -----------
  HEALTH CARE EQUIPMENT & SUPPLIES 4.9%
  Abaxis, Inc.*.................   5,341      155,156
  Align Technology, Inc.*.......  11,321      273,289
  American Medical Systems
     Holdings, Inc.*............  11,431      337,214
  Cyberonics, Inc.*.............   5,541      197,093
  Haemonetics Corp.*............   1,570      110,214
  Integra LifeSciences Holdings
     Corp.*.....................   3,551      185,753
  Kensey Nash Corp.*............   3,871       95,730
  Neogen Corp.*.................   6,091      255,213
  Zoll Medical Corp.*...........   2,220      125,830
                                          -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES      1,735,492
                                          -----------
  HEALTH CARE PROVIDERS & SERVICES 8.1%
  Air Methods Corp.*............   5,991      405,111
  Almost Family, Inc.*..........   4,271      148,076
  Bio-Reference Labs, Inc.*.....   7,831      197,420
  Catalyst Health Solutions,
     Inc.*......................   4,731      281,778
  Chemed Corp. .................   1,730      120,460
  CorVel Corp.*.................   3,641      188,604
  Ensign Group, Inc.(The).......   6,651      183,967
  Healthspring, Inc.*...........   7,861      326,153
  HMS Holdings Corp.*...........   3,630      285,717
  IPC The Hospitalist Co.,
     Inc.*......................   6,401      331,956
  MWI Veterinary Supply, Inc.*..   4,501      374,348
                                          -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES      2,843,590
                                          -----------


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  35




RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2011
--------------------------------------------------------------------------------


                                               MARKET
                                  SHARES        VALUE
-----------------------------------------------------
COMMON STOCKS (CONTINUED)

  HEALTH CARE TECHNOLOGY 0.9%
  Quality Systems, Inc. ........   3,541     $317,699
                                          -----------
TOTAL HEALTH CARE TECHNOLOGY                  317,699
                                          -----------
  HOTELS, RESTAURANTS & LEISURE 7.7%
  Biglari Holdings, Inc.*.......     400      174,896
  BJ's Restaurants, Inc.*.......   8,811      413,676
  Buffalo Wild Wings, Inc.*.....   5,311      324,502
  California Pizza Kitchen,
     Inc.*......................   9,691      155,056
  CEC Entertainment, Inc. ......   5,371      203,185
  Cracker Barrel Old Country
     Store, Inc. ...............   3,501      179,356
  DineEquity, Inc.*.............   6,051      302,369
  Interval Leisure Group,
     Inc.*......................  15,232      244,778
  P.F. Chang's China Bistro,
     Inc. ......................   4,821      193,322
  Peet's Coffee & Tea, Inc.*....   4,441      206,418
  Texas Roadhouse, Inc. ........  18,282      297,448
                                          -----------
TOTAL HOTELS, RESTAURANTS & LEISURE         2,695,006
                                          -----------
  HOUSEHOLD DURABLES 0.8%
  Kid Brands, Inc.*.............  22,472      164,270
  Universal Electronics, Inc.*..   4,061      112,449
                                          -----------
TOTAL HOUSEHOLD DURABLES                      276,719
                                          -----------
  INSURANCE 0.2%
  eHealth, Inc.*................   5,851       79,574
                                          -----------
TOTAL INSURANCE                                79,574
                                          -----------
  INTERNET & CATALOG RETAIL 1.3%
  Blue Nile, Inc.*..............   2,870      163,590
  HSN, Inc.*....................   6,111      202,763
  PetMed Express, Inc. .........   6,801      102,627
                                          -----------
TOTAL INTERNET & CATALOG RETAIL               468,980
                                          -----------
  INTERNET SOFTWARE & SERVICES 5.0%
  comScore, Inc.*...............  10,721      319,593
  j2 Global Communications,
     Inc.*......................   4,561      134,367
  Liquidity Services, Inc.*.....  12,251      238,282
  LivePerson, Inc.*.............  29,523      394,427
  Perficient, Inc.*.............  15,962      199,366
  RightNow Technologies, Inc.*..  11,061      400,187
  Stamps.com, Inc. .............   6,591       89,110
                                          -----------
TOTAL INTERNET SOFTWARE & SERVICES          1,775,332
                                          -----------
  IT SERVICES 3.1%
  Cardtronics, Inc.*............  10,571      224,634
  CSG Systems International,
     Inc.*......................   6,711      142,541
  Forrester Research, Inc. .....   2,280       90,083
  iGate Corp. ..................   4,851       82,273
  MAXIMUS, Inc. ................   3,010      240,770
  Wright Express Corp.*.........   5,721      322,264
                                          -----------
TOTAL IT SERVICES                           1,102,565
                                          -----------
  LEISURE EQUIPMENT & PRODUCTS 1.4%
  Sturm Ruger & Co., Inc. ......  21,362      507,988
                                          -----------
TOTAL LEISURE EQUIPMENT & PRODUCTS            507,988
                                          -----------
  LIFE SCIENCES TOOLS & SERVICES 1.4%
  Dionex Corp.*.................   1,430      169,241
  Enzo Biochem, Inc.*...........  16,612       66,282
  PAREXEL International Corp.*..   8,741      242,650
                                          -----------
TOTAL LIFE SCIENCES TOOLS & SERVICES          478,173
                                          -----------
  MEDIA 0.5%
  Arbitron, Inc. ...............   4,531      175,259
                                          -----------
TOTAL MEDIA                                   175,259
                                          -----------
  OIL, GAS & CONSUMABLE FUELS 1.4%
  Contango Oil & Gas Co.*.......   2,810      173,995
  Gulfport Energy Corp.*........   9,651      328,520
                                          -----------
TOTAL OIL, GAS & CONSUMABLE FUELS             502,515
                                          -----------
  PAPER & FOREST PRODUCTS 2.3%
  Buckeye Technologies, Inc. ...  11,081      312,041
  KapStone Paper and Packaging
     Corp.*.....................  15,862      275,682
  Schweitzer-Mauduit
     International, Inc. .......   4,091      212,077
                                          -----------
TOTAL PAPER & FOREST PRODUCTS                 799,800
                                          -----------
  PERSONAL PRODUCTS 0.7%
  Medifast, Inc.*...............  13,002      256,790
                                          -----------
TOTAL PERSONAL PRODUCTS                       256,790
                                          -----------
  PHARMACEUTICALS 4.0%
  Hi-Tech Pharmacal Co., Inc.*..  17,132      473,871
  Par Pharmaceutical Cos.,
     Inc.*......................   9,381      323,082
  Questcor Pharmaceuticals,
     Inc.*......................  16,212      332,346
  Salix Pharmaceuticals Ltd.*...   4,131      162,307
  ViroPharma, Inc.*.............   6,901      133,120
                                          -----------
TOTAL PHARMACEUTICALS                       1,424,726
                                          -----------
  PROFESSIONAL SERVICES 1.3%
  Dolan Co.(The)*...............  26,923      316,884
  Exponent, Inc.*...............   3,000      128,730
                                          -----------
TOTAL PROFESSIONAL SERVICES                   445,614
                                          -----------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 6.7%
  CEVA, Inc.*...................   9,141      279,532
  Diodes, Inc.*.................   7,361      251,893
  Hittite Microwave Corp.*......   1,960      126,204
  Kopin Corp.*..................  63,617      305,998
  Kulicke & Soffa Industries,
     Inc.*......................  28,493      258,147
  Monolithic Power Systems,
     Inc.*......................   7,831      132,970
  Power Integrations, Inc. .....   4,931      198,917
  TriQuint Semiconductor,
     Inc.*......................  26,523      365,222
  Veeco Instruments, Inc.*......   2,650      135,494
  Volterra Semiconductor
     Corp.*.....................  11,311      297,366
                                          -----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT                                 2,351,743
                                          -----------


  SOFTWARE 11.8%
  Blackbaud, Inc. ..............   8,121      224,627
  Bottomline Technologies,
     Inc.*......................  10,061      279,495
  CommVault Systems, Inc.*......   8,821      347,459
  Ebix, Inc.*...................  13,322      304,408
  Interactive Intelligence,
     Inc.*......................  11,701      437,852
  JDA Software Group, Inc.*.....   4,121      135,045
  MicroStrategy, Inc. -- Class
     A*.........................   1,950      275,535
  Netscout Systems, Inc.*.......  13,292      340,142
  Radiant Systems, Inc.*........  11,171      222,526
  Smith Micro Software, Inc.*...  16,362      126,315
  Sourcefire, Inc.*.............  14,302      380,719
  Synchronoss Technologies,
     Inc.*......................  12,481      402,637
  Taleo Corp. -- Class A*.......   8,501      308,331
  Tyler Technologies, Inc.*.....   9,031      223,879
  Websense, Inc.*...............   5,661      145,997
                                          -----------
TOTAL SOFTWARE                              4,154,967
                                          -----------


See Notes to Financial Statements.

36



RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)                   April 30, 2011
--------------------------------------------------------------------------------


                                               MARKET
                                  SHARES        VALUE
-----------------------------------------------------
COMMON STOCKS (CONCLUDED)

  SPECIALTY RETAIL 6.0%
  Buckle, Inc.(The).............   6,371     $289,817
  Cabela's, Inc.*...............  10,561      269,728
  Hibbett Sports, Inc.*.........   4,781      180,626
  JOS A Bank Clothiers, Inc.*...   7,391      387,436
  Kirkland's, Inc.*.............  16,462      248,412
  Lumber Liquidators Holdings,
     Inc.*......................  11,481      297,932
  Monro Muffler, Inc. ..........   6,101      185,348
  Zumiez, Inc.*.................   8,441      237,277
                                          -----------
TOTAL SPECIALTY RETAIL                      2,096,576
                                          -----------
  TEXTILES, APPAREL & LUXURY GOODS 4.8%
  Carter's, Inc.*...............   2,680       82,866
  CROCS, Inc.*..................  17,402      349,954
  Iconix Brand Group, Inc.*.....  13,112      321,113
  Maidenform Brands, Inc.*......   7,081      224,184
  Steven Madden, Ltd.*..........   5,431      288,658
  True Religion Apparel, Inc.*..  10,091      304,950
  Volcom, Inc. .................   6,041      119,189
                                          -----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS      1,690,914
                                          -----------
TOTAL COMMON STOCKS
  (Cost $28,435,522)                       35,162,404
                                          -----------
SHORT TERM INVESTMENTS 0.1%
  SSgA Government Money Market
     Fund.......................  40,417       40,417
                                          -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $40,417)                               40,417
                                          -----------
TOTAL INVESTMENTS 100.0%(A)
  (Cost $28,475,939)                       35,202,821
                                          -----------
LIABILITIES IN EXCESS OF OTHER
  ASSETS--0.0%(B)                             (14,555)
                                          -----------
NET ASSETS--100.0%                        $35,188,266
-----------------------------------------------------




   * Non-Income Producing Security.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

 (b) Amount represents less than 0.05% of net assets.





See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  37





RYDEX S&P 500 EQUAL WEIGHT CONSUMER DISCRETIONARY ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2011
--------------------------------------------------------------------------------


                                               MARKET
                                  SHARES        VALUE
-----------------------------------------------------
COMMON STOCKS 99.9%
  AUTO COMPONENTS 2.6%
  Goodyear Tire & Rubber
     Co.(The)*..................  19,632     $356,321
  Johnson Controls, Inc. .......   7,361      301,801
                                          -----------
TOTAL AUTO COMPONENTS                         658,122
                                          -----------
  AUTOMOBILES 2.3%
  Ford Motor Co.*...............  20,071      310,498
  Harley-Davidson, Inc. ........   7,213      268,757
                                          -----------
TOTAL AUTOMOBILES                             579,255
                                          -----------
  DISTRIBUTORS 1.2%
  Genuine Parts Co. ............   5,615      301,526
                                          -----------
TOTAL DISTRIBUTORS                            301,526
                                          -----------
  DIVERSIFIED CONSUMER SERVICES 3.6%
  Apollo Group, Inc. -- Class
     A*.........................   7,212      288,696
  DeVry, Inc. ..................   5,686      300,789
  H&R Block, Inc. ..............  18,095      312,863
                                          -----------
TOTAL DIVERSIFIED CONSUMER SERVICES           902,348
                                          -----------
  HOTELS, RESTAURANTS & LEISURE 13.5%
  Carnival Corp. ...............   7,337      279,320
  Chipotle Mexican Grill,
     Inc.*......................   1,150      306,809
  Darden Restaurants, Inc. .....   6,293      295,582
  International Game
     Technology.................  18,259      323,002
  Marriott International,
     Inc. -- Class A............   7,654      270,186
  McDonald's Corp. .............   3,981      311,752
  Starbucks Corp. ..............   8,312      300,811
  Starwood Hotels & Resorts
     Worldwide, Inc. ...........   5,034      299,875
  Wyndham Worldwide Corp. ......   9,549      330,491
  Wynn Resorts Ltd. ............   2,480      364,932
  Yum! Brands, Inc. ............   5,702      305,855
                                          -----------
TOTAL HOTELS, RESTAURANTS & LEISURE         3,388,615
                                          -----------
  HOUSEHOLD DURABLES 11.0%
  D.R. Horton, Inc. ............  24,431      303,922
  Fortune Brands, Inc. .........   4,834      314,597
  Harman International
     Industries, Inc. ..........   6,258      303,701
  Leggett & Platt, Inc. ........  12,731      334,698
  Lennar Corp. -- Class A.......  14,788      280,824
  Newell Rubbermaid, Inc. ......  15,408      293,676
  Pulte Homes, Inc.*............  40,830      331,948
  Stanley Black & Decker,
     Inc. ......................   3,904      283,625
  Whirlpool Corp. ..............   3,632      313,006
                                          -----------
TOTAL HOUSEHOLD DURABLES                    2,759,997
                                          -----------
  INTERNET & CATALOG RETAIL 5.5%
  Amazon.com, Inc.*.............   1,801      353,896
  Expedia, Inc. ................  13,617      340,834
  Netflix, Inc.*................   1,370      318,758
  Priceline.com, Inc.*..........     650      355,556
                                          -----------
TOTAL INTERNET & CATALOG RETAIL             1,369,044
                                          -----------
  LEISURE EQUIPMENT & PRODUCTS 2.4%
  Hasbro, Inc. .................   6,285      294,389
  Mattel, Inc. .................  11,797      315,216
                                          -----------
TOTAL LEISURE EQUIPMENT & PRODUCTS            609,605
                                          -----------
  MEDIA 19.8%
  Cablevision Systems
     Corp. -- Class A...........   8,314      292,902
  CBS Corp. -- Class B..........  12,514      315,603
  Comcast Corp. -- Class A......  12,180      319,603
  DIRECTV -- Class A*...........   6,492      315,446
  Discovery Communications,
     Inc. -- Class A*...........   7,416      328,232
  Gannett Co., Inc. ............  19,088      287,465
  Interpublic Group of Cos.,
     Inc. ......................  24,381      286,477
  McGraw-Hill Cos., Inc. .......   7,669      310,365
  News Corp. -- Class A.........  17,799      317,178
  Omnicom Group, Inc. ..........   6,131      301,584
  Scripps Networks
     Interactive -- Class A.....   5,940      305,435
  Time Warner Cable, Inc. ......   4,283      334,631
  Time Warner, Inc. ............   8,360      316,510
  Viacom, Inc. -- Class B.......   6,614      338,372
  Walt Disney Co.(The)..........   7,056      304,114
  Washington Post Co. -- Class
     B..........................     670      292,053
                                          -----------
TOTAL MEDIA                                 4,965,970
                                          -----------
  MULTILINE RETAIL 9.7%
  Big Lots, Inc.*...............   7,020      288,592
  Family Dollar Stores, Inc. ...   5,675      307,642
  J.C. Penney Co., Inc. ........   8,026      308,600
  Kohl's Corp. .................   5,490      289,378
  Macy's, Inc. .................  12,642      302,270
  Nordstrom, Inc. ..............   7,030      334,277
  Sears Holdings Corp.*.........   3,554      305,537
  Target Corp. .................   5,810      285,271
                                          -----------
TOTAL MULTILINE RETAIL                      2,421,567
                                          -----------
  SPECIALTY RETAIL 23.2%
  Abercrombie & Fitch
     Co. -- Class A.............   5,490      388,692
  AutoNation, Inc.*.............   8,734      296,170
  AutoZone, Inc.*...............   1,110      313,442
  Bed Bath & Beyond, Inc.*......   6,381      358,102
  Best Buy Co., Inc. ...........   9,231      288,192
  CarMax, Inc.*.................   8,776      304,527
  GameStop Corp. -- Class A*....  13,865      356,053
  Gap, Inc.(The)................  13,300      309,092
  Home Depot, Inc. .............   8,075      299,905
  Limited Brands, Inc. .........   9,535      392,461
  Lowe's Cos., Inc. ............  11,097      291,296
  O'Reilly Automotive, Inc.*....   5,242      309,592
  RadioShack Corp. .............  20,628      326,129
  Ross Stores, Inc. ............   4,181      308,098
  Staples, Inc. ................  14,618      309,024
  Tiffany & Co. ................   5,074      352,339
  TJX Cos., Inc. ...............   5,972      320,219
  Urban Outfitters, Inc.*.......   9,305      292,735
                                          -----------
TOTAL SPECIALTY RETAIL                      5,816,068
                                          -----------
  TEXTILES, APPAREL & LUXURY GOODS 5.1%
  Coach, Inc. ..................   5,769      345,044
  NIKE, Inc. -- Class B.........   3,752      308,865
  Polo Ralph Lauren Corp. ......   2,481      324,440
  V.F. Corp. ...................   3,100      311,736
                                          -----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS      1,290,085
                                          -----------
TOTAL COMMON STOCKS
  (Cost $20,277,809)                       25,062,202
                                          -----------

SHORT TERM INVESTMENTS 0.1%
  SSgA Government Money Market
     Fund.......................  30,527       30,527
                                          -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $30,527)                               30,527
                                          -----------
TOTAL INVESTMENTS 100.0%(A)
  (Cost $20,308,336)                       25,092,729
                                          -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.0%(B)                          7,145
                                          -----------
NET ASSETS--100.0%                        $25,099,874
-----------------------------------------------------




   * Non-Income Producing Security.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

 (b) Amount represents less than 0.05% of net assets.


See Notes to Financial Statements.

38




RYDEX S&P 500 EQUAL WEIGHT CONSUMER STAPLES ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2011
--------------------------------------------------------------------------------


                                               MARKET
                                  SHARES        VALUE
-----------------------------------------------------
COMMON STOCKS 99.6%
  BEVERAGES 17.2%
  Brown-Forman Corp. -- Class
     B..........................   6,323     $454,371
  Coca-Cola Co.(The)............   6,713      452,859
  Coca-Cola Enterprises, Inc. ..  16,473      467,998
  Constellation Brands,
     Inc. -- Class A*...........  22,918      513,134
  Dr Pepper Snapple Group,
     Inc. ......................  11,170      437,864
  Molson Coors Brewing
     Co. -- Class B.............   9,721      473,898
  PepsiCo, Inc. ................   6,656      458,532
                                          -----------
TOTAL BEVERAGES                             3,258,656
                                          -----------
  FOOD & STAPLES RETAILING 22.1%
  Costco Wholesale Corp. .......   5,952      481,636
  CVS Caremark Corp. ...........  12,619      457,313
  Kroger Co.(The)...............  17,646      428,974
  Safeway, Inc. ................  18,840      458,000
  SUPERVALU, Inc. ..............  51,980      585,295
  Sysco Corp. ..................  15,201      439,461
  Wal-Mart Stores, Inc. ........   8,163      448,802
  Walgreen Co. .................  10,258      438,222
  Whole Foods Market, Inc. .....   6,953      436,370
                                          -----------
TOTAL FOOD & STAPLES RETAILING              4,174,073
                                          -----------
  FOOD PRODUCTS 35.9%
  Archer-Daniels-Midland Co. ...  12,051      446,128
  Campbell Soup Co. ............  12,555      421,722
  ConAgra Foods, Inc. ..........  18,531      453,083
  Dean Foods Co.*...............  41,760      467,294
  General Mills, Inc. ..........  11,520      444,442
  H.J. Heinz Co. ...............   8,602      440,681
  Hershey Co.(The)..............   7,850      453,024
  Hormel Foods Corp. ...........  15,390      452,620
  J.M. Smucker Co.(The).........   6,020      451,921
  Kellogg Co. ..................   7,790      446,133
  Kraft Foods, Inc. -- Class A..  13,593      456,453
  McCormick & Co., Inc. ........   8,717      428,179
  Mead Johnson Nutrition Co. ...   7,541      504,342
  Sara Lee Corp. ...............  24,952      479,078
  Tyson Foods, Inc. -- Class A..  22,170      441,183
                                          -----------
TOTAL FOOD PRODUCTS                         6,786,283
                                          -----------
  HOUSEHOLD PRODUCTS 9.4%
  Clorox Co. ...................   6,137      427,504
  Colgate-Palmolive Co. ........   5,472      461,563
  Kimberly-Clark Corp. .........   6,628      437,846
  Procter & Gamble Co. .........   6,946      450,795
                                          -----------
TOTAL HOUSEHOLD PRODUCTS                    1,777,708
                                          -----------
  PERSONAL PRODUCTS 4.9%
  Avon Products, Inc. ..........  15,870      466,261
  Estee Lauder Cos.,
     Inc. -- Class A............   4,720      457,840
                                          -----------
TOTAL PERSONAL PRODUCTS                       924,101
                                          -----------
  TOBACCO 10.1%
  Altria Group, Inc. ...........  17,029      457,058
  Lorillard, Inc. ..............   4,850      516,525
  Philip Morris International,
     Inc. ......................   6,835      474,623
  Reynolds American, Inc. ......  12,630      468,699
                                          -----------
TOTAL TOBACCO                               1,916,905
                                          -----------
TOTAL COMMON STOCKS
  (Cost $15,065,325)                       18,837,726
                                          -----------

SHORT TERM INVESTMENTS 0.3%
  SSgA Government Money Market
     Fund.......................  62,205       62,205
                                          -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $62,205)                               62,205
                                          -----------
TOTAL INVESTMENTS 99.9%(A)
  (Cost $15,127,530)                       18,899,931
                                          -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.1%                            17,333
                                          -----------
NET ASSETS--100.0%                        $18,917,264
-----------------------------------------------------




   * Non-Income Producing Security.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  39





RYDEX S&P 500 EQUAL WEIGHT ENERGY ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2011
--------------------------------------------------------------------------------


                                                MARKET
                                  SHARES         VALUE
------------------------------------------------------
COMMON STOCKS 99.9%
  ENERGY EQUIPMENT & SERVICES 26.4%
  Baker Hughes, Inc. ..........   41,699    $3,227,920
  Cameron International
     Corp.*....................   48,323     2,547,589
  Diamond Offshore Drilling,
     Inc. .....................   37,669     2,857,947
  FMC Technologies, Inc.*......   63,090     2,932,423
  Halliburton Co. .............   64,624     3,262,219
  Helmerich & Payne, Inc. .....   46,679     3,096,685
  Nabors Industries, Ltd.*.....  106,881     3,274,834
  National-Oilwell Varco,
     Inc. .....................   37,180     2,851,334
  Noble Corp. .................   65,988     2,838,144
  Rowan Cos., Inc.*............   70,635     2,945,479
  Schlumberger, Ltd. ..........   33,229     2,982,303
                                          ------------
TOTAL ENERGY EQUIPMENT & SERVICES           32,816,877
                                          ------------
  OIL, GAS & CONSUMABLE FUELS 73.5%
  Anadarko Petroleum Corp. ....   36,953     2,917,070
  Apache Corp. ................   23,772     3,170,472
  Cabot Oil & Gas Corp. .......   58,913     3,315,624
  Chesapeake Energy Corp. .....   85,577     2,881,377
  Chevron Corp. ...............   27,790     3,041,338
  ConocoPhillips...............   37,897     2,991,210
  CONSOL Energy, Inc. .........   52,960     2,864,606
  Denbury Resources, Inc.*.....  123,789     2,793,918
  Devon Energy Corp. ..........   31,681     2,882,971
  El Paso Corp. ...............  165,360     3,209,638
  EOG Resources, Inc. .........   26,462     2,987,824
  EQT Corp. ...................   60,921     3,205,054
  Exxon Mobil Corp. ...........   35,321     3,108,248
  Hess Corp. ..................   35,879     3,084,159
  Marathon Oil Corp. ..........   57,515     3,108,111
  Massey Energy Co. ...........   45,964     3,136,583
  Murphy Oil Corp. ............   41,026     3,178,694
  Newfield Exploration Co.*....   39,625     2,805,450
  Noble Energy, Inc. ..........   30,599     2,945,766
  Occidental Petroleum Corp. ..   29,112     3,327,210
  Peabody Energy Corp. ........   40,683     2,718,438
  Pioneer Natural Resources
     Co. ......................   28,930     2,957,514
  QEP Resources, Inc. .........   72,956     3,117,410
  Range Resources Corp. .......   54,575     3,080,759
  Southwestern Energy Co.*.....   69,449     3,046,033
  Spectra Energy Corp. ........  109,794     3,188,418
  Sunoco, Inc. ................   65,706     2,803,018
  Tesoro Corp.*................  115,986     3,145,540
  Valero Energy Corp. .........  104,463     2,956,303
  Williams Cos., Inc.(The).....   96,184     3,190,423
                                          ------------
TOTAL OIL, GAS & CONSUMABLE FUELS           91,159,179
                                          ------------
TOTAL COMMON STOCKS
  (Cost $110,292,476)                      123,976,056
                                          ------------

SHORT TERM INVESTMENTS 0.1%
  SSgA Government Money Market
     Fund......................  109,996       109,996
                                          ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $109,996)                              109,996
                                          ------------
TOTAL INVESTMENTS 100.0%(A)
  (Cost $110,402,472)                      124,086,052
                                          ------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS--0.0%(B)                              (12,127)
                                          ------------
NET ASSETS--100.0%                        $124,073,925
------------------------------------------------------




   * Non-Income Producing Security.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

 (b) Amount represents less than 0.05% of net assets.


See Notes to Financial Statements.

40




RYDEX S&P 500 EQUAL WEIGHT FINANCIALS ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2011
--------------------------------------------------------------------------------


                                               MARKET
                                  SHARES        VALUE
-----------------------------------------------------
COMMON STOCKS 99.8%
  CAPITAL MARKETS 17.9%
  Ameriprise Financial, Inc. ...   3,653     $226,705
  Bank of New York Mellon
     Corp. .....................   7,751      224,469
  BlackRock, Inc. ..............   1,124      220,237
  Charles Schwab Corp.(The).....  12,737      233,214
  E*TRADE Financial Corp.*......  14,810      240,514
  Federated Investors,
     Inc. -- Class B............   8,701      224,312
  Franklin Resources, Inc. .....   1,924      248,427
  Goldman Sachs Group,
     Inc.(The)..................   1,395      210,659
  Invesco Ltd. .................   9,001      223,855
  Janus Capital Group, Inc. ....  18,838      229,258
  Legg Mason, Inc. .............   6,684      248,311
  Morgan Stanley................   8,155      213,253
  Northern Trust Corp. .........   4,480      223,955
  State Street Corp. ...........   5,049      235,031
  T. Rowe Price Group, Inc. ....   3,596      231,043
                                          -----------
TOTAL CAPITAL MARKETS                       3,433,243
                                          -----------
  COMMERCIAL BANKS 16.3%
  BB&T Corp. ...................   8,279      222,871
  Comerica, Inc. ...............   5,923      224,659
  Fifth Third Bancorp...........  15,952      211,683
  First Horizon National
     Corp. .....................  19,642      215,080
  Huntington Bancshares, Inc. ..  33,442      227,071
  KeyCorp.......................  25,078      217,426
  M&T Bank Corp. ...............   2,554      225,697
  Marshall & Ilsley Corp. ......  28,974      236,718
  PNC Financial Services Group,
     Inc. ......................   3,569      222,492
  Regions Financial Corp. ......  31,509      231,276
  SunTrust Banks, Inc. .........   7,564      213,229
  U.S. Bancorp..................   8,393      216,707
  Wells Fargo & Co. ............   7,026      204,527
  Zions Bancorp.................   9,796      239,512
                                          -----------
TOTAL COMMERCIAL BANKS                      3,108,948
                                          -----------
  CONSUMER FINANCE 5.2%
  American Express Co. .........   5,066      248,639
  Capital One Financial Corp. ..   4,303      235,503
  Discover Financial Services...  10,159      252,350
  SLM Corp.*....................  15,169      251,654
                                          -----------
TOTAL CONSUMER FINANCE                        988,146
                                          -----------
  DIVERSIFIED FINANCIAL SERVICES 11.1%
  Bank of America Corp. ........  15,925      195,559
  Citigroup, Inc.*..............  49,734      228,279
  CME Group, Inc. ..............     781      230,997
  IntercontinentalExchange,
     Inc.*......................   1,792      215,667
  JPMorgan Chase & Co. .........   4,889      223,085
  Leucadia National Corp. ......   6,458      249,666
  Moody's Corp. ................   6,931      271,279
  Nasdaq OMX Group (The)*.......   9,022      244,496
  NYSE Euronext.................   6,467      259,004
                                          -----------
TOTAL DIVERSIFIED FINANCIAL SERVICES        2,118,032
                                          -----------
  INSURANCE 26.9%
  ACE Ltd. .....................   3,680      247,480
  AFLAC, Inc. ..................   4,415      248,079
  Allstate Corp. ...............   7,183      243,073
  American International Group,
     Inc.*......................   6,402      199,422
  Aon Corp. ....................   4,283      223,444
  Assurant, Inc. ...............   5,725      227,283
  Berkshire Hathaway,
     Inc. -- Class B*...........   2,677      222,994
  Chubb Corp.(The)..............   3,856      251,373
  Cincinnati Financial Corp. ...   6,858      217,261
  Genworth Financial,
     Inc. -- Class A*...........  17,547      213,898
  Hartford Financial Services
     Group, Inc.(The)...........   8,775      254,212
  Lincoln National Corp. .......   7,560      236,099
  Loews Corp. ..................   5,304      234,755
  Marsh & McLennan Cos., Inc. ..   7,661      231,975
  MetLife, Inc. ................   5,086      237,974
  Principal Financial Group,
     Inc. ......................   7,046      237,802
  Progressive Corp. ............  10,825      237,501
  Prudential Financial, Inc. ...   3,688      233,893
  Torchmark Corp. ..............   3,457      231,342
  Travelers Cos., Inc.(The).....   3,821      241,793
  Unum Group....................   8,715      230,773
  XL Group PLC..................  10,184      248,693
                                          -----------
TOTAL INSURANCE                             5,151,119
                                          -----------
  REAL ESTATE INVESTMENT TRUSTS (REITS) 18.8%
  Apartment Investment &
     Management Co. -- Class A..   9,099      245,309
  AvalonBay Communities, Inc. ..   1,904      241,065
  Boston Properties, Inc. ......   2,432      254,217
  Equity Residential............   4,087      244,076
  HCP, Inc. ....................   5,911      234,194
  Health Care REIT, Inc. .......   4,329      232,770
  Host Hotels & Resorts, Inc. ..  12,799      227,694
  Kimco Realty Corp. ...........  12,654      247,259
  Plum Creek Timber Co., Inc. ..   5,229      225,318
  ProLogis......................  15,129      246,451
  Public Storage, Inc. .........   2,072      243,066
  Simon Property Group, Inc. ...   2,155      246,834
  Ventas, Inc. .................   4,274      239,045
  Vornado Realty Trust..........   2,600      251,368
  Weyerhaeuser Co. .............   9,171      211,025
                                          -----------
TOTAL REAL ESTATE INVESTMENT TRUSTS
  (REITS)                                   3,589,691
                                          -----------
  REAL ESTATE MANAGEMENT & DEVELOPMENT 1.2%
  CB Richard Ellis Group,
     Inc. -- Class A*...........   8,326      222,387
                                          -----------
TOTAL REAL ESTATE MANAGEMENT &
  DEVELOPMENT                                 222,387
                                          -----------
  THRIFTS & MORTGAGE FINANCE 2.4%
  Hudson City Bancorp, Inc. ....  22,617      215,540
  People's United Financial,
     Inc. ......................  17,962      245,900
                                          -----------
TOTAL THRIFTS & MORTGAGE FINANCE              461,440
                                          -----------
TOTAL COMMON STOCKS
  (Cost $17,201,080)                       19,073,006
                                          -----------

SHORT TERM INVESTMENTS 0.2%
  SSgA Government Money Market
     Fund.......................  38,806       38,806
                                          -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $38,806)                               38,806
                                          -----------
TOTAL INVESTMENTS 100.0%(A)
  (Cost $17,239,886)                       19,111,812
                                          -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.0%(B)                          5,871
                                          -----------
NET ASSETS--100.0%                        $19,117,683
-----------------------------------------------------




   * Non-Income Producing Security.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

 (b) Amount represents less than 0.05% of net assets.


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  41





RYDEX S&P 500 EQUAL WEIGHT HEALTH CARE ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2011
--------------------------------------------------------------------------------


                                               MARKET
                                  SHARES        VALUE
-----------------------------------------------------
COMMON STOCKS 99.8%
  BIOTECHNOLOGY 10.3%
  Amgen, Inc.*.................   17,720   $1,007,382
  Biogen Idec, Inc.*...........   13,490    1,313,251
  Celgene Corp.*...............   17,710    1,042,765
  Cephalon, Inc.*..............   16,780    1,288,704
  Gilead Sciences, Inc.*.......   23,370      907,691
                                          -----------
TOTAL BIOTECHNOLOGY                         5,559,793
                                          -----------
  HEALTH CARE EQUIPMENT & SUPPLIES 26.1%
  Baxter International, Inc. ..   18,120    1,031,028
  Becton, Dickinson & Co. .....   12,200    1,048,468
  Boston Scientific Corp.*.....  130,310      976,022
  C.R. Bard, Inc. .............    9,850    1,051,488
  CareFusion Corp.*............   34,690    1,018,845
  Covidien PLC.................   18,170    1,011,887
  Dentsply International,
     Inc. .....................   26,650    1,000,441
  Edwards Lifesciences Corp.*..   10,720      925,672
  Intuitive Surgical, Inc.*....    2,960    1,035,112
  Medtronic, Inc. .............   25,010    1,044,168
  St Jude Medical, Inc. .......   19,510    1,042,614
  Stryker Corp. ...............   15,250      899,750
  Varian Medical Systems,
     Inc.*.....................   14,270    1,001,754
  Zimmer Holdings, Inc.*.......   15,560    1,015,290
                                          -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES     14,102,539
                                          -----------
  HEALTH CARE PROVIDERS & SERVICES 30.6%
  Aetna, Inc. .................   26,720    1,105,674
  AmerisourceBergen Corp. .....   25,150    1,022,096
  Cardinal Health, Inc. .......   23,190    1,013,171
  CIGNA Corp. .................   22,550    1,056,016
  Coventry Health Care, Inc.*..   31,180    1,006,179
  DaVita, Inc.*................   11,760    1,035,938
  Express Scripts, Inc.*.......   18,000    1,021,320
  Humana, Inc.*................   14,450    1,099,934
  Laboratory Corp. of America
     Holdings*.................   10,780    1,039,947
  McKesson Corp. ..............   12,040      999,440
  Medco Health Solutions,
     Inc.*.....................   17,640    1,046,581
  Patterson Cos., Inc. ........   29,720    1,031,581
  Quest Diagnostics, Inc. .....   17,460      984,395
  Tenet Healthcare Corp.*......  133,840      927,511
  UnitedHealth Group, Inc. ....   22,020    1,084,045
  WellPoint, Inc. .............   14,080    1,081,203
                                          -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES     16,555,031
                                          -----------
  HEALTH CARE TECHNOLOGY 2.0%
  Cerner Corp.*................    9,100    1,093,638
                                          -----------
TOTAL HEALTH CARE TECHNOLOGY                1,093,638
                                          -----------
  LIFE SCIENCES TOOLS & SERVICES 9.8%
  Agilent Technologies, Inc.*..   21,850    1,090,533
  Life Technologies Corp.*.....   18,670    1,030,584
  PerkinElmer, Inc. ...........   36,650    1,036,096
  Thermo Fisher Scientific,
     Inc.*.....................   17,840    1,070,222
  Waters Corp.*................   11,230    1,100,540
                                          -----------
TOTAL LIFE SCIENCES TOOLS & SERVICES        5,327,975
                                          -----------
  PHARMACEUTICALS 21.0%
  Abbott Laboratories..........   19,580    1,018,943
  Allergan, Inc. ..............   13,360    1,062,922
  Bristol-Myers Squibb Co. ....   36,460    1,024,526
  Eli Lilly & Co. .............   27,210    1,007,042
  Forest Laboratories, Inc.*...   30,660    1,016,686
  Hospira, Inc.*...............   18,120    1,027,948
  Johnson & Johnson, Inc. .....   16,020    1,052,834
  Merck & Co., Inc. ...........   29,400    1,056,930
  Mylan, Inc.*.................   43,320    1,079,534
  Pfizer, Inc. ................   46,490      974,430
  Watson Pharmaceuticals,
     Inc.*.....................   17,280    1,071,706
                                          -----------
TOTAL PHARMACEUTICALS                      11,393,501
                                          -----------
TOTAL COMMON STOCKS
  (Cost $49,885,515)                       54,032,477
                                          -----------

SHORT TERM INVESTMENTS 0.2%
  SSgA Government Money Market
     Fund......................   78,175       78,175
                                          -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $78,175)                               78,175
                                          -----------
TOTAL INVESTMENTS 100.0%(A)
  (Cost $49,963,690)                       54,110,652
                                          -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.0%(B)                          8,067
                                          -----------
NET ASSETS--100.0%                        $54,118,719
-----------------------------------------------------




   * Non-Income Producing Security.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

 (b) Amount represents less than 0.05% of net assets.


See Notes to Financial Statements.

42




RYDEX S&P 500 EQUAL WEIGHT INDUSTRIALS ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2011
--------------------------------------------------------------------------------


                                               MARKET
                                  SHARES        VALUE
-----------------------------------------------------
COMMON STOCKS 99.8%
  AEROSPACE & DEFENSE 20.1%
  Boeing Co.(The)...............  11,624     $927,363
  General Dynamics Corp. .......  10,740      782,087
  Goodrich Corp. ...............   9,714      858,426
  Honeywell International,
     Inc. ......................  14,526      889,427
  ITT Corp. ....................  14,130      816,573
  L-3 Communications Holdings,
     Inc. ......................  10,237      820,905
  Lockheed Martin Corp. ........   9,880      782,990
  Northrop Grumman Corp. .......  13,340      848,557
  Precision Castparts Corp. ....   5,710      882,309
  Raytheon Co. .................  15,910      772,431
  Rockwell Collins, Inc. .......  12,829      809,510
  United Technologies Corp. ....   9,990      894,904
                                          -----------
TOTAL AEROSPACE & DEFENSE                  10,085,482
                                          -----------
  AIR FREIGHT & LOGISTICS 7.0%
  C.H. Robinson Worldwide,
     Inc. ......................  11,051      886,069
  Expeditors International of
     Washington, Inc. ..........  16,852      914,558
  FedEx Corp. ..................   9,021      863,039
  United Parcel Service,
     Inc. -- Class B............  11,090      831,418
                                          -----------
TOTAL AIR FREIGHT & LOGISTICS               3,495,084
                                          -----------
  AIRLINES 1.5%
  Southwest Airlines Co. .......  65,761      772,692
                                          -----------
TOTAL AIRLINES                                772,692
                                          -----------
  BUILDING PRODUCTS 1.5%
  Masco Corp. ..................  57,506      771,730
                                          -----------
TOTAL BUILDING PRODUCTS                       771,730
                                          -----------
  COMMERCIAL SERVICES & SUPPLIES 13.6%
  Avery Dennison Corp. .........  19,698      822,195
  Cintas Corp. .................  28,929      898,245
  Iron Mountain, Inc. ..........  27,870      887,660
  Pitney Bowes, Inc. ...........  33,167      814,582
  R.R. Donnelley & Sons Co. ....  45,361      855,508
  Republic Services, Inc. ......  27,423      867,115
  Stericycle, Inc.*.............   9,290      847,991
  Waste Management, Inc. .......  21,919      864,924
                                          -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES        6,858,220
                                          -----------
  CONSTRUCTION & ENGINEERING 4.8%
  Fluor Corp. ..................  11,490      803,610
  Jacobs Engineering Group,
     Inc.*......................  16,521      819,607
  Quanta Services, Inc.*........  36,860      799,125
                                          -----------
TOTAL CONSTRUCTION & ENGINEERING            2,422,342
                                          -----------
  ELECTRICAL EQUIPMENT 4.9%
  Emerson Electric Co. .........  13,879      843,288
  Rockwell Automation, Inc. ....   9,125      795,061
  Roper Industries, Inc. .......   9,602      830,477
                                          -----------
TOTAL ELECTRICAL EQUIPMENT                  2,468,826
                                          -----------
  INDUSTRIAL CONGLOMERATES 6.8%
  3M Co. .......................   8,960      871,002
  General Electric Co. .........  41,330      845,198
  Textron, Inc. ................  31,401      819,566
  Tyco International Ltd. ......  18,080      881,219
                                          -----------
TOTAL INDUSTRIAL CONGLOMERATES              3,416,985
                                          -----------
  MACHINERY 24.1%
  Caterpillar, Inc. ............   7,684      886,810
  Cummins, Inc. ................   7,949      955,311
  Danaher Corp. ................  15,930      879,973
  Deere & Co. ..................   8,890      866,775
  Dover Corp. ..................  12,540      853,222
  Eaton Corp. ..................  15,470      828,109
  Flowserve Corp. ..............   6,565      831,260
  Illinois Tool Works, Inc. ....  14,782      863,417
  Ingersoll-Rand PLC............  17,179      867,540
  Joy Global, Inc. .............   8,715      879,779
  PACCAR, Inc. .................  16,477      875,093
  Pall Corp. ...................  14,209      830,374
  Parker-Hannifin Corp. ........   9,097      858,029
  Snap-on, Inc. ................  13,966      862,680
                                          -----------
TOTAL MACHINERY                            12,138,372
                                          -----------
  PROFESSIONAL SERVICES 5.0%
  Dun & Bradstreet Corp. .......  10,304      846,783
  Equifax, Inc. ................  22,373      839,658
  Robert Half International,
     Inc. ......................  26,818      813,390
                                          -----------
TOTAL PROFESSIONAL SERVICES                 2,499,831
                                          -----------
  ROAD & RAIL 7.0%
  CSX Corp. ....................  10,490      825,458
  Norfolk Southern Corp. .......  12,070      901,388
  Ryder System, Inc. ...........  16,803      898,960
  Union Pacific Corp. ..........   8,468      876,184
                                          -----------
TOTAL ROAD & RAIL                           3,501,990
                                          -----------
  TRADING COMPANIES & DISTRIBUTORS 3.5%
  Fastenal Co. .................  13,130      880,892
  W.W. Grainger, Inc. ..........   5,900      894,440
                                          -----------
TOTAL TRADING COMPANIES & DISTRIBUTORS      1,775,332
                                          -----------
TOTAL COMMON STOCKS
  (Cost $37,849,450)                       50,206,886
                                          -----------

SHORT TERM INVESTMENTS 0.2%
  SSgA Government Money Market
     Fund.......................  70,443       70,443
                                          -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $70,443)                               70,443
                                          -----------
TOTAL INVESTMENTS 100.0%(A)
  (Cost $37,919,893)                       50,277,329
                                          -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.0%(B)                         11,196
                                          -----------
NET ASSETS--100.0%                        $50,288,525
-----------------------------------------------------




   * Non-Income Producing Security.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

 (b) Amount represents less than 0.05% of net assets.


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  43





RYDEX S&P 500 EQUAL WEIGHT MATERIALS ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2011
--------------------------------------------------------------------------------


                                               MARKET
                                  SHARES        VALUE
-----------------------------------------------------
COMMON STOCKS 99.8%
  CHEMICALS 47.2%
  Air Products & Chemicals,
     Inc. .....................   17,972   $1,716,685
  Airgas, Inc. ................   25,259    1,754,238
  CF Industries Holdings,
     Inc. .....................   12,313    1,742,905
  Dow Chemical Co.(The)........   43,663    1,789,746
  Du Pont (E.I.) de Nemours &
     Co. ......................   29,709    1,687,174
  Eastman Chemical Co. ........   16,510    1,770,698
  Ecolab, Inc. ................   32,560    1,717,866
  FMC Corp. ...................   20,451    1,805,414
  International Flavors &
     Fragrances, Inc. .........   26,249    1,667,337
  Monsanto Co. ................   23,147    1,574,922
  PPG Industries, Inc. ........   17,870    1,691,753
  Praxair, Inc. ...............   16,146    1,718,257
  Sherwin-Williams Co.(The)....   19,290    1,587,374
  Sigma-Aldrich Corp. .........   25,364    1,790,191
                                          -----------
TOTAL CHEMICALS                            24,014,560
                                          -----------
  CONSTRUCTION MATERIALS 3.3%
  Vulcan Materials Co. ........   36,592    1,653,959
                                          -----------
TOTAL CONSTRUCTION MATERIALS                1,653,959
                                          -----------
  CONTAINERS & PACKAGING 12.6%
  Ball Corp. ..................   45,959    1,714,730
  Bemis Co., Inc. .............   49,544    1,552,709
  Owens-Illinois, Inc.*........   53,253    1,580,016
  Sealed Air Corp. ............   61,402    1,582,330
                                          -----------
TOTAL CONTAINERS & PACKAGING                6,429,785
                                          -----------
  METALS & MINING 29.6%
  AK Steel Holding Corp. ......  102,711    1,669,054
  Alcoa, Inc. .................   97,321    1,654,457
  Allegheny Technologies,
     Inc. .....................   25,530    1,838,160
  Cliffs Natural Resources,
     Inc. .....................   17,833    1,671,309
  Freeport-McMoRan Copper &
     Gold, Inc. ...............   29,950    1,648,148
  Newmont Mining Corp. ........   30,640    1,795,810
  Nucor Corp. .................   34,656    1,627,446
  Titanium Metals Corp.*.......   89,447    1,791,623
  United States Steel Corp. ...   29,349    1,400,241
                                          -----------
TOTAL METALS & MINING                      15,096,248
                                          -----------
  PAPER & FOREST PRODUCTS 7.1%
  International Paper Co. .....   58,369    1,802,435
  MeadWestvaco Corp. ..........   54,492    1,835,835
                                          -----------
TOTAL PAPER & FOREST PRODUCTS               3,638,270
                                          -----------
TOTAL COMMON STOCKS
  (Cost $37,948,664)                       50,832,822
                                          -----------

SHORT TERM INVESTMENTS 0.1%
  SSgA Government Money Market
     Fund......................   68,871       68,871
                                          -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $68,871)                               68,871
                                          -----------
TOTAL INVESTMENTS 99.9%(A)
  (Cost $38,017,535)                       50,901,693
                                          -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.1%                            26,077
                                          -----------
NET ASSETS--100.0%                        $50,927,770
-----------------------------------------------------




   * Non-Income Producing Security.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.


See Notes to Financial Statements.

44




RYDEX S&P 500 EQUAL WEIGHT TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2011
--------------------------------------------------------------------------------


                                                MARKET
                                  SHARES         VALUE
------------------------------------------------------
COMMON STOCKS 99.9%
  COMMUNICATIONS EQUIPMENT 11.8%
  Cisco Systems, Inc. .........  105,559    $1,853,616
  F5 Networks, Inc.*...........   18,670     1,892,391
  Harris Corp. ................   38,890     2,066,226
  JDS Uniphase Corp.*..........   95,578     1,991,845
  Juniper Networks, Inc.*......   44,938     1,722,474
  Motorola Mobility Holdings,
     Inc.*.....................   68,869     1,794,726
  Motorola Solutions, Inc.*....   43,459     1,993,899
  QUALCOMM, Inc. ..............   34,989     1,988,775
  Tellabs, Inc. ...............  362,569     1,783,839
                                          ------------
TOTAL COMMUNICATIONS EQUIPMENT              17,087,791
                                          ------------
  COMPUTERS & PERIPHERALS 10.6%
  Apple, Inc.*.................    5,470     1,904,818
  Dell, Inc.*..................  124,700     1,934,097
  EMC Corp.*...................   70,589     2,000,493
  Hewlett-Packard Co. .........   43,779     1,767,358
  Lexmark International,
     Inc. -- Class A*..........   50,300     1,622,175
  NetApp, Inc.*................   37,159     1,931,525
  SanDisk Corp.*...............   41,779     2,053,020
  Western Digital Corp.*.......   53,379     2,124,484
                                          ------------
TOTAL COMPUTERS & PERIPHERALS               15,337,970
                                          ------------
  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 6.6%
  Amphenol Corp. -- Class A....   32,800     1,833,848
  Corning, Inc. ...............   87,198     1,825,926
  FLIR Systems, Inc. ..........   56,559     1,992,008
  Jabil Circuit, Inc. .........   97,317     1,930,769
  Molex, Inc. .................   74,328     2,006,856
                                          ------------
TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS
  & COMPONENTS                               9,589,407
                                          ------------
  INTERNET SOFTWARE & SERVICES 7.9%
  Akamai Technologies, Inc.*...   49,988     1,721,587
  eBay, Inc.*..................   59,380     2,042,672
  Google, Inc. -- Class A*.....    3,220     1,752,002
  Monster Worldwide, Inc.*.....  119,348     1,958,501
  VeriSign, Inc. ..............   51,689     1,910,425
  Yahoo!, Inc.*................  112,869     2,003,425
                                          ------------
TOTAL INTERNET SOFTWARE & SERVICES          11,388,612
                                          ------------
  IT SERVICES 17.5%
  Automatic Data Processing,
     Inc. .....................   36,690     1,994,102
  Cognizant Technology
     Solutions Corp. -- Class
     A*........................   24,389     2,021,848
  Computer Sciences Corp. .....   38,260     1,950,495
  Fidelity National Information
     Services, Inc. ...........   58,550     1,938,005
  Fiserv, Inc.*................   30,140     1,847,883
  International Business
     Machines Corp. ...........   11,610     1,980,434
  Mastercard, Inc. -- Class A..    7,490     2,066,416
  Paychex, Inc. ...............   57,249     1,872,615
  SAIC, Inc.*..................  107,889     1,877,269
  Teradata Corp.*..............   36,670     2,050,586
  Total System Services,
     Inc. .....................  101,818     1,919,269
  Visa, Inc. -- Class A........   25,329     1,978,701
  Western Union Co. ...........   85,790     1,823,038
                                          ------------
TOTAL IT SERVICES                           25,320,661
                                          ------------
  OFFICE ELECTRONICS 1.3%
  Xerox Corp. .................  178,776     1,803,850
                                          ------------
TOTAL OFFICE ELECTRONICS                     1,803,850
                                          ------------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 26.0%
  Advanced Micro Devices,
     Inc.*.....................  211,784     1,927,234
  Altera Corp. ................   45,458     2,213,805
  Analog Devices, Inc. ........   47,839     1,928,390
  Applied Materials, Inc. .....  121,918     1,912,893
  Broadcom Corp. -- Class A*...   45,609     1,604,525
  First Solar, Inc.*...........   12,090     1,687,401
  Intel Corp. .................   90,778     2,105,142
  KLA-Tencor Corp. ............   40,399     1,773,516
  Linear Technology Corp. .....   55,739     1,939,717
  LSI Corp.*...................  283,139     2,075,409
  MEMC Electronic Materials,
     Inc.*.....................  146,977     1,738,738
  Microchip Technology, Inc. ..   50,718     2,081,467
  Micron Technology, Inc.*.....  179,663     2,028,395
  National Semiconductor
     Corp. ....................  129,977     3,135,045
  Novellus Systems, Inc.*......   51,328     1,647,629
  NVIDIA Corp.*................  102,686     2,053,720
  Teradyne, Inc.*..............  106,797     1,719,432
  Texas Instruments, Inc. .....   54,229     1,926,756
  Xilinx, Inc. ................   56,949     1,985,242
                                          ------------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT                                 37,484,456
                                          ------------
  SOFTWARE 18.2%
  Adobe Systems, Inc.*.........   56,559     1,897,554
  Autodesk, Inc.*..............   45,920     2,065,482
  BMC Software, Inc.*..........   37,810     1,899,196
  CA, Inc. ....................   79,108     1,945,266
  Citrix Systems, Inc.*........   27,149     2,289,747
  Compuware Corp.*.............  164,778     1,866,935
  Electronic Arts, Inc.*.......   97,317     1,963,857
  Intuit, Inc.*................   36,239     2,013,439
  Microsoft Corp. .............   72,958     1,898,367
  Oracle Corp. ................   58,819     2,120,425
  Red Hat, Inc.*...............   46,259     2,195,915
  Salesforce.com, Inc.*........   15,079     2,089,949
  Symantec Corp.*..............  104,768     2,058,691
                                          ------------
TOTAL SOFTWARE                              26,304,823
                                          ------------
TOTAL COMMON STOCKS
  (Cost $122,801,712)                      144,317,570
                                          ------------

SHORT TERM INVESTMENTS 0.1%
  SSgA Government Money Market
     Fund......................  134,845       134,845
                                          ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $134,845)                              134,845
                                          ------------
TOTAL INVESTMENTS 100.0%(A)
  (Cost $122,936,557)                      144,452,415
                                          ------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS--0.0%(B)                              (38,835)
                                          ------------
NET ASSETS--100.0%                        $144,413,580
------------------------------------------------------




   * Non-Income Producing Security.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

 (b) Amount represents less than 0.05% of net assets.


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  45





RYDEX S&P 500 EQUAL WEIGHT UTILITIES ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2011
--------------------------------------------------------------------------------


                                               MARKET
                                  SHARES        VALUE
-----------------------------------------------------
COMMON STOCKS 99.4%
  DIVERSIFIED TELECOMMUNICATION SERVICES 11.7%
  AT&T, Inc. ..................   19,890     $618,977
  CenturyTel, Inc. ............   13,280      541,558
  Frontier Communications
     Corp. ....................   68,340      565,172
  Verizon Communications,
     Inc. .....................   15,500      585,590
  Windstream Corp. ............   42,970      550,446
                                          -----------
TOTAL DIVERSIFIED TELECOMMUNICATION
  SERVICES                                  2,861,743
                                          -----------
  ELECTRIC UTILITIES 31.6%
  American Electric Power Co.,
     Inc. .....................   16,430      599,366
  Duke Energy Corp. ...........   31,520      587,848
  Edison International.........   15,560      611,041
  Entergy Corp. ...............    8,470      590,528
  Exelon Corp. ................   13,880      585,042
  FirstEnergy Corp. ...........   15,210      607,792
  NextEra Energy, Inc. ........   10,530      595,682
  Northeast Utilities..........   16,500      587,400
  Pepco Holdings, Inc. ........   30,750      592,553
  Pinnacle West Capital
     Corp. ....................   13,420      582,294
  PPL Corp. ...................   22,600      619,918
  Progress Energy, Inc. .......   12,570      596,446
  Southern Co. ................   15,020      586,381
                                          -----------
TOTAL ELECTRIC UTILITIES                    7,742,291
                                          -----------
  GAS UTILITIES 4.8%
  Nicor, Inc. .................   10,520      583,124
  Oneok, Inc. .................    8,680      607,079
                                          -----------
TOTAL GAS UTILITIES                         1,190,203
                                          -----------
  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 7.8%
  AES Corp.(The)*..............   45,140      597,654
  Constellation Energy Group,
     Inc. .....................   18,120      659,930
  NRG Energy, Inc.*............   26,820      649,044
                                          -----------
TOTAL INDEPENDENT POWER PRODUCERS &
  ENERGY TRADERS                            1,906,628
                                          -----------
  MULTI-UTILITIES 36.3%
  Ameren Corp. ................   20,510      601,148
  CenterPoint Energy, Inc. ....   33,330      619,938
  CMS Energy Corp. ............   29,380      581,724
  Consolidated Edison, Inc. ...   11,220      584,786
  Dominion Resources, Inc. ....   12,690      589,070
  DTE Energy Co. ..............   11,820      597,265
  Integrys Energy Group,
     Inc. .....................   11,310      592,192
  NiSource, Inc. ..............   29,990      583,305
  PG&E Corp. ..................   12,890      593,971
  Public Service Enterprise
     Group, Inc. ..............   18,260      587,424
  SCANA Corp. .................   14,430      599,134
  Sempra Energy................   10,810      595,631
  TECO Energy, Inc. ...........   31,320      603,536
  Wisconsin Energy Corp. ......   18,760      585,500
  Xcel Energy, Inc. ...........   23,700      576,621
                                          -----------
TOTAL MULTI-UTILITIES                       8,891,245
                                          -----------
  WIRELESS TELECOMMUNICATION SERVICES 7.2%
  American Tower Corp. -- Class
     A*........................   10,980      574,364
  MetroPCS Communications,
     Inc.*.....................   37,220      626,413
  Sprint Nextel Corp.*.........  110,030      569,955
                                          -----------
TOTAL WIRELESS TELECOMMUNICATION
  SERVICES                                  1,770,732
                                          -----------
TOTAL COMMON STOCKS
  (Cost $21,008,512)                       24,362,842
                                          -----------

SHORT TERM INVESTMENTS 0.4%
  SSgA Government Money Market
     Fund......................   90,434       90,434
                                          -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $90,434)                               90,434
                                          -----------
TOTAL INVESTMENTS 99.8%(A)
  (Cost $21,098,946)                       24,453,276
                                          -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.2%                            49,331
                                          -----------
NET ASSETS--100.0%                        $24,502,607
-----------------------------------------------------




   * Non-Income Producing Security.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.


See Notes to Financial Statements.

46





STATEMENT OF ASSETS AND LIABILITIES (Unaudited)                   April 30, 2011
--------------------------------------------------------------------------------


                                                                                RYDEX          RYDEX
                                                   RYDEX          RYDEX    S&P MIDCAP     S&P MIDCAP
                                            S&P 500 PURE   S&P 500 PURE      400 PURE       400 PURE
                                               VALUE ETF     GROWTH ETF     VALUE ETF     GROWTH ETF
                                            ------------   ------------   -----------   ------------
ASSETS
Investments at Market Value*..............  $116,080,809   $264,591,253   $60,145,534   $670,890,991
Receivables:
  Investments Sold........................            --      4,067,356            --     12,497,188
  Fund Shares Sold........................     3,223,887      2,399,476            --      4,455,213
  Dividends...............................        98,480         82,366        32,623         95,798
                                            ------------   ------------   -----------   ------------
     TOTAL ASSETS.........................   119,403,176    271,140,451    60,178,157    687,939,190
                                            ------------   ------------   -----------   ------------
LIABILITIES
Payables:
  Investments Purchased...................     3,221,502      6,420,510            --     17,134,151
  Accrued Management Fees.................        30,302         72,215        16,520        178,711
                                            ------------   ------------   -----------   ------------
     TOTAL LIABILITIES....................     3,251,804      6,492,725        16,520     17,312,862
                                            ------------   ------------   -----------   ------------
NET ASSETS................................  $116,151,372   $264,647,726   $60,161,637   $670,626,328
                                            ============   ============   ===========   ============
NET ASSETS CONSIST OF:
Paid-in Capital...........................  $112,187,328   $222,744,222   $57,422,633   $536,369,551
Undistributed Net Investment Income.......        52,735         16,853        17,199          7,643
Accumulated Net Realized Gain (Loss) on
  Investment Securities...................    (7,838,289)       566,488    (2,049,060)    32,542,126
Net Unrealized Appreciation (Depreciation)
  on Investment Securities................    11,749,598     41,320,163     4,770,865    101,707,008
                                            ------------   ------------   -----------   ------------
NET ASSETS................................  $116,151,372   $264,647,726   $60,161,637   $670,626,328
                                            ============   ============   ===========   ============
Shares Outstanding (Unlimited Shares
  Authorized), No Par Value...............     3,602,836      5,500,299     1,650,499      7,500,021
                                            ============   ============   ===========   ============
Net Asset Value, Offering Price and
  Repurchase Price Per Share..............  $      32.24   $      48.12   $     36.45   $      89.42
                                            ============   ============   ===========   ============
*Total Cost of Investments................  $104,331,211   $223,271,090   $55,374,669   $569,183,983
                                            ============   ============   ===========   ============





See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  47





STATEMENT OF ASSETS AND LIABILITIES (Unaudited) (continued)       April 30, 2011
--------------------------------------------------------------------------------


                                             RYDEX          RYDEX               RYDEX             RYDEX
                                      S&P SMALLCAP   S&P SMALLCAP       S&P 500 EQUAL     S&P 500 EQUAL
                                          600 PURE       600 PURE     WEIGHT CONSUMER   WEIGHT CONSUMER
                                         VALUE ETF     GROWTH ETF   DISCRETIONARY ETF       STAPLES ETF
                                      ------------   ------------   -----------------   ---------------
ASSETS
Investments at Market Value*........  $ 90,162,430    $35,202,821      $25,092,729        $18,899,931
Receivables:
  Investments Sold..................            --        357,043          306,516                 --
  Dividends.........................        39,509          1,914           13,104             24,864
                                      ------------    -----------      -----------        -----------
     TOTAL ASSETS...................    90,201,939     35,561,778       25,412,349         18,924,795
                                      ------------    -----------      -----------        -----------
LIABILITIES
Payables:
  Investments Purchased.............            --        363,781          302,450                 --
  Accrued Management Fees...........        26,585          9,731           10,025              7,531
                                      ------------    -----------      -----------        -----------
     TOTAL LIABILITIES..............        26,585        373,512          312,475              7,531
                                      ------------    -----------      -----------        -----------
NET ASSETS..........................  $ 90,175,354    $35,188,266      $25,099,874        $18,917,264
                                      ============    ===========      ===========        ===========
NET ASSETS CONSIST OF:
Paid-in Capital.....................  $108,006,821    $29,404,294      $21,993,695        $15,458,743
Undistributed (Distributions in
  Excess) of Net Investment Income..       (13,340)       (27,850)           3,447             35,451
Accumulated Net Realized Loss on
  Investment Securities.............   (19,035,435)      (915,060)      (1,681,661)          (349,331)
Net Unrealized Appreciation
  (Depreciation) on Investment
  Securities........................     1,217,308      6,726,882        4,784,393          3,772,401
                                      ------------    -----------      -----------        -----------
NET ASSETS..........................  $ 90,175,354    $35,188,266      $25,099,874        $18,917,264
                                      ============    ===========      ===========        ===========
Shares Outstanding (Unlimited Shares
  Authorized), No Par Value.........     2,200,040        650,004          500,000            300,000
                                      ============    ===========      ===========        ===========
Net Asset Value, Offering Price and
  Repurchase Price Per Share........  $      40.99    $     54.14      $     50.20        $     63.06
                                      ============    ===========      ===========        ===========
*Total Cost of Investments..........  $ 88,945,122    $28,475,939      $20,308,336        $15,127,530
                                      ============    ===========      ===========        ===========





See Notes to Financial Statements.

48




STATEMENT OF ASSETS AND LIABILITIES (Unaudited) (continued)       April 30, 2011
--------------------------------------------------------------------------------


                                                 RYDEX            RYDEX           RYDEX             RYDEX
                                               S&P 500          S&P 500   S&P 500 EQUAL           S&P 500
                                          EQUAL WEIGHT     EQUAL WEIGHT   WEIGHT HEALTH      EQUAL WEIGHT
                                            ENERGY ETF   FINANCIALS ETF        CARE ETF   INDUSTRIALS ETF
                                          ------------   --------------   -------------   ---------------
ASSETS
Investments at Market Value*............  $124,086,052     $19,111,812     $54,110,652      $50,277,329
Receivables:
  Dividends.............................        36,526          13,838          29,481           31,489
                                          ------------     -----------     -----------      -----------
     TOTAL ASSETS.......................   124,122,578      19,125,650      54,140,133       50,308,818
                                          ------------     -----------     -----------      -----------
LIABILITIES
Payables:
  Accrued Management Fees...............        48,653           7,967          21,414           20,293
                                          ------------     -----------     -----------      -----------
     TOTAL LIABILITIES..................        48,653           7,967          21,414           20,293
                                          ------------     -----------     -----------      -----------
NET ASSETS..............................  $124,073,925     $19,117,683     $54,118,719      $50,288,525
                                          ============     ===========     ===========      ===========
NET ASSETS CONSIST OF:
Paid-in Capital.........................  $113,037,167     $22,429,996     $51,000,914      $36,883,893
Undistributed (Distributions in Excess)
  of Net Investment Income..............       (21,205)        (24,861)         26,271           31,993
Accumulated Net Realized Gain (Loss) on
  Investment Securities.................    (2,625,617)     (5,159,378)     (1,055,428)       1,015,203
Net Unrealized Appreciation
  (Depreciation) on Investment
  Securities............................    13,683,580       1,871,926       4,146,962       12,357,436
                                          ------------     -----------     -----------      -----------
NET ASSETS..............................  $124,073,925     $19,117,683     $54,118,719      $50,288,525
                                          ============     ===========     ===========      ===========
Shares Outstanding (Unlimited Shares
  Authorized), No Par Value.............     1,650,005         650,000         750,000          850,000
                                          ============     ===========     ===========      ===========
Net Asset Value, Offering Price and
  Repurchase Price Per Share............  $      75.20     $     29.41     $     72.16      $     59.16
                                          ============     ===========     ===========      ===========
*Total Cost of Investments..............  $110,402,472     $17,239,886     $49,963,690      $37,919,893
                                          ============     ===========     ===========      ===========





See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  49





STATEMENT OF ASSETS AND LIABILITIES (Unaudited) (concluded)       April 30, 2011
--------------------------------------------------------------------------------


                                                           RYDEX            RYDEX           RYDEX
                                                         S&P 500          S&P 500         S&P 500
                                                    EQUAL WEIGHT     EQUAL WEIGHT    EQUAL WEIGHT
                                                   MATERIALS ETF   TECHNOLOGY ETF   UTILITIES ETF
                                                   -------------   --------------   -------------
ASSETS
Investments at Market Value*.....................   $50,901,693     $144,452,415     $24,453,276
Receivables:
  Investments Sold...............................            --        1,872,966              --
  Dividends......................................        46,594           29,199          59,068
                                                    -----------     ------------     -----------
     TOTAL ASSETS................................    50,948,287      146,354,580      24,512,344
                                                    -----------     ------------     -----------
LIABILITIES
Payables:
  Investments Purchased..........................            --        1,885,049              --
  Accrued Management Fees........................        20,517           55,951           9,737
                                                    -----------     ------------     -----------
     TOTAL LIABILITIES...........................        20,517        1,941,000           9,737
                                                    -----------     ------------     -----------
NET ASSETS.......................................   $50,927,770     $144,413,580     $24,502,607
                                                    ===========     ============     ===========
NET ASSETS CONSIST OF:
Paid-in Capital..................................   $38,996,198     $125,394,549     $22,206,927
Undistributed (Distributions in Excess) of Net
  Investment Income..............................        40,172          (26,652)         66,963
Accumulated Net Realized Loss on Investment
  Securities.....................................      (992,758)      (2,470,175)     (1,125,613)
Net Unrealized Appreciation (Depreciation) on
  Investment Securities..........................    12,884,158       21,515,858       3,354,330
                                                    -----------     ------------     -----------
NET ASSETS.......................................   $50,927,770     $144,413,580     $24,502,607
                                                    ===========     ============     ===========
Shares Outstanding (Unlimited Shares Authorized),
  No Par Value...................................       750,000        2,450,000         450,000
                                                    ===========     ============     ===========
Net Asset Value, Offering Price and Repurchase
  Price Per Share................................   $     67.90     $      58.94     $     54.45
                                                    ===========     ============     ===========
*Total Cost of Investments.......................   $38,017,535     $122,936,557     $21,098,946
                                                    ===========     ============     ===========






See Notes to Financial Statements.

50





STATEMENT OF OPERATIONS (Unaudited)      For the Six Months Ended April 30, 2011
--------------------------------------------------------------------------------


                                                                               RYDEX          RYDEX
                                                   RYDEX          RYDEX   S&P MIDCAP     S&P MIDCAP
                                            S&P 500 PURE   S&P 500 PURE     400 PURE       400 PURE
                                               VALUE ETF     GROWTH ETF    VALUE ETF     GROWTH ETF
                                            ------------   ------------   ----------   ------------
INVESTMENT INCOME
  Dividends...............................   $   644,909    $   869,469   $  373,854   $  1,241,608
EXPENSES
  Management Fee..........................       133,747        365,640       88,546        850,098
                                             -----------    -----------   ----------   ------------
Net Investment Income.....................       511,162        503,829      285,308        391,510
                                             -----------    -----------   ----------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS.............................
Net Realized Gain From:
  Investments.............................       926,879      4,613,557    1,932,847     26,703,350
  In-kind Redemptions.....................       242,353      3,792,396      181,262      8,100,937
                                             -----------    -----------   ----------   ------------
     Net Realized Gain....................     1,169,232      8,405,953    2,114,109     34,804,287
Net Change in Unrealized Appreciation
  (Depreciation) on:
  Investment Securities...................    15,001,149     26,092,223    5,920,673     73,746,803
                                             -----------    -----------   ----------   ------------
Net Realized and Unrealized Gain on
  Investments.............................    16,170,381     34,498,176    8,034,782    108,551,090
                                             -----------    -----------   ----------   ------------
     NET INCREASE IN NET ASSETS RESULTING
       FROM OPERATIONS....................   $16,681,543    $35,002,005   $8,320,090   $108,942,600
                                             ===========    ===========   ==========   ============





See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  51





STATEMENT OF OPERATIONS (Unaudited) (continued)   For the Six Months Ended April
30, 2011
--------------------------------------------------------------------------------


                                             RYDEX          RYDEX               RYDEX             RYDEX
                                      S&P SMALLCAP   S&P SMALLCAP       S&P 500 EQUAL     S&P 500 EQUAL
                                          600 PURE       600 PURE     WEIGHT CONSUMER   WEIGHT CONSUMER
                                         VALUE ETF     GROWTH ETF   DISCRETIONARY ETF       STAPLES ETF
                                      ------------   ------------   -----------------   ---------------
INVESTMENT INCOME
  Dividends.........................   $   419,520    $   65,790        $  237,472         $  210,328
EXPENSES
  Management Fee....................       168,120        46,644            63,900             37,851
  Other Fees........................            34            --                --                 --
                                       -----------    ----------        ----------         ----------
     Total Expenses.................       168,154        46,644            63,900             37,851
                                       -----------    ----------        ----------         ----------
Net Investment Income...............       251,366        19,146           173,572            172,477
                                       -----------    ----------        ----------         ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net Realized Gain (Loss) From:
  Investments.......................     1,318,078     1,097,128           236,905            (52,697)
  In-kind Redemptions...............     2,203,926            --         1,301,304                 --
                                       -----------    ----------        ----------         ----------
     Net Realized Gain (Loss).......     3,522,004     1,097,128         1,538,209            (52,697)
Net Change in Unrealized
  Appreciation (Depreciation) on:
  Investment Securities.............    12,583,009     4,468,104         2,914,120          2,177,788
                                       -----------    ----------        ----------         ----------
Net Realized and Unrealized Gain on
  Investments.......................    16,105,013     5,565,232         4,452,329          2,125,091
                                       -----------    ----------        ----------         ----------
     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS....   $16,356,379    $5,584,378        $4,625,901         $2,297,568
                                       ===========    ==========        ==========         ==========





See Notes to Financial Statements.

52




STATEMENT OF OPERATIONS (Unaudited) (continued)   For the Six Months Ended April
30, 2011
--------------------------------------------------------------------------------


                                                 RYDEX            RYDEX           RYDEX             RYDEX
                                               S&P 500          S&P 500   S&P 500 EQUAL           S&P 500
                                          EQUAL WEIGHT     EQUAL WEIGHT   WEIGHT HEALTH      EQUAL WEIGHT
                                            ENERGY ETF   FINANCIALS ETF        CARE ETF   INDUSTRIALS ETF
                                          ------------   --------------   -------------   ---------------
INVESTMENT INCOME
  Dividends, Net of Foreign Tax
     Withheld...........................   $   180,938     $  222,982       $  230,769       $  481,529
EXPENSES
  Management Fee........................       123,178         47,969          125,472          120,004
                                           -----------     ----------       ----------       ----------
Net Investment Income...................        57,760        175,013          105,297          361,525
                                           -----------     ----------       ----------       ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net Realized Gain (Loss) From:
  Investments...........................       (15,464)       (21,152)        (202,920)          21,982
  In-kind Redemptions...................            --      1,169,954        3,673,918        2,379,813
                                           -----------     ----------       ----------       ----------
     Net Realized Gain (Loss)...........       (15,464)     1,148,802        3,470,998        2,401,795
Net Change in Unrealized Appreciation
  (Depreciation) on:
  Investment Securities.................    12,234,125      1,357,132        5,939,116        5,832,582
                                           -----------     ----------       ----------       ----------
Net Realized and Unrealized Gain on
  Investments...........................    12,218,661      2,505,934        9,410,114        8,234,377
                                           -----------     ----------       ----------       ----------
     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS........   $12,276,421     $2,680,947       $9,515,411       $8,595,902
                                           ===========     ==========       ==========       ==========
  Foreign Taxes Withheld................   $        --     $       --       $       --       $      118




See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  53





STATEMENT OF OPERATIONS (Unaudited) (concluded)   For the Six Months Ended April
30, 2011
--------------------------------------------------------------------------------


                                                           RYDEX            RYDEX           RYDEX
                                                         S&P 500          S&P 500         S&P 500
                                                    EQUAL WEIGHT     EQUAL WEIGHT    EQUAL WEIGHT
                                                   MATERIALS ETF   TECHNOLOGY ETF   UTILITIES ETF
                                                   -------------   --------------   -------------
INVESTMENT INCOME
  Dividends......................................    $  376,974      $   537,843      $  449,059
EXPENSES
  Management Fee.................................       108,893          286,004          53,242
                                                     ----------      -----------      ----------
Net Investment Income............................       268,081          251,839         395,817
                                                     ----------      -----------      ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net Realized Gain (Loss) From:
  Investments....................................       351,887         (121,675)        167,533
  In-kind Redemptions............................            --          949,995              --
                                                     ----------      -----------      ----------
     Net Realized Gain...........................       351,887          828,320         167,533
Net Change in Unrealized Appreciation
  (Depreciation) on:
  Investment Securities..........................     6,870,565       15,164,614       1,662,927
                                                     ----------      -----------      ----------
Net Realized and Unrealized Gain on Investments..     7,222,452       15,992,934       1,830,460
                                                     ----------      -----------      ----------
     NET INCREASE IN NET ASSETS RESULTING FROM
       OPERATIONS................................    $7,490,533      $16,244,773      $2,226,277
                                                     ==========      ===========      ==========






See Notes to Financial Statements.

54





STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                        RYDEX S&P 500 PURE VALUE ETF        RYDEX S&P 500 PURE GROWTH ETF
                                     ----------------------------------  ----------------------------------
                                     SIX MONTHS ENDED                    SIX MONTHS ENDED
                                       APRIL 30, 2011        YEAR ENDED    APRIL 30, 2011        YEAR ENDED
                                          (UNAUDITED)  OCTOBER 31, 2010       (UNAUDITED)  OCTOBER 31, 2010
                                     ----------------  ----------------  ----------------  ----------------
OPERATIONS
  Net Investment Income............    $    511,162      $    877,419      $    503,829      $    273,834
  Net Realized Gain................       1,169,232        10,140,255         8,405,953         4,220,567
  Net Change in Unrealized
     Appreciation (Depreciation) on
     Investments...................      15,001,149        (4,582,840)       26,092,223        14,201,445
                                       ------------      ------------      ------------      ------------
  Net Increase in Net Assets
     Resulting From Operations.....      16,681,543         6,434,834        35,002,005        18,695,846
                                       ------------      ------------      ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income............        (464,715)         (867,443)         (486,976)         (285,918)
                                       ------------      ------------      ------------      ------------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Purchased...      45,584,247        85,657,155        98,013,227       117,266,926
  Value of Shares Purchased through
     Dividend Reinvestments........              --             6,581                --             1,529
  Value of Shares Redeemed.........      (1,525,268)      (65,456,767)      (15,350,935)      (26,775,492)
                                       ------------      ------------      ------------      ------------
  Net Increase in Net Assets
     Resulting From Share
     Transactions..................      44,058,979        20,206,969        82,662,292        90,492,963
                                       ------------      ------------      ------------      ------------
     Increase in Net Assets........      60,275,807        25,774,360       117,177,321       108,902,891
NET ASSETS--BEGINNING OF PERIOD....      55,875,565        30,101,205       147,470,405        38,567,514
                                       ------------      ------------      ------------      ------------
NET ASSETS--END OF PERIOD(1).......    $116,151,372      $ 55,875,565      $264,647,726      $147,470,405
                                       ============      ============      ============      ============
(1) Including Undistributed Net
  Investment Income................    $     52,735      $      6,288      $     16,853      $         --
                                       ============      ============      ============      ============
CHANGES IN SHARES OUTSTANDING:
  Shares Purchased.................       1,500,000         3,350,000         2,200,000         3,200,000
  Shares Purchased through Dividend
     Reinvestments.................              --               266                --                44
  Shares Redeemed..................         (50,000)       (2,600,000)         (350,000)         (800,000)
  Shares Outstanding, Beginning of
     Period........................       2,152,836         1,402,570         3,650,299         1,250,255
                                       ------------      ------------      ------------      ------------
  Shares Outstanding, End of
     Period........................       3,602,836         2,152,836         5,500,299         3,650,299
                                       ============      ============      ============      ============





See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  55





STATEMENTS OF CHANGES IN NET ASSETS (continued)
--------------------------------------------------------------------------------


                                            RYDEX S&P MIDCAP 400                RYDEX S&P MIDCAP 400
                                               PURE VALUE ETF                      PURE GROWTH ETF
                                     ----------------------------------  ----------------------------------
                                     SIX MONTHS ENDED                    SIX MONTHS ENDED
                                       APRIL 30, 2011        YEAR ENDED    APRIL 30, 2011        YEAR ENDED
                                          (UNAUDITED)  OCTOBER 31, 2010       (UNAUDITED)  OCTOBER 31, 2010
                                     ----------------  ----------------  ----------------  ----------------
OPERATIONS
  Net Investment Income............     $   285,308      $    532,926      $    391,510      $     48,972
  Net Realized Gain................       2,114,109         6,476,646        34,804,287        14,290,972
  Net Change in Unrealized
     Appreciation (Depreciation) on
     Investments...................       5,920,673        (2,350,651)       73,746,803        25,139,989
                                        -----------      ------------      ------------      ------------
  Net Increase in Net Assets
     Resulting From Operations.....       8,320,090         4,658,921       108,942,600        39,479,933
                                        -----------      ------------      ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income............        (274,273)         (526,762)         (383,867)          (89,353)
                                        -----------      ------------      ------------      ------------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Purchased...      10,618,563        43,241,178       301,600,953       229,792,522
  Value of Shares Purchased through
     Dividend Reinvestments........              --             2,368                --               122
  Value of Shares Redeemed.........      (1,591,488)      (27,284,312)      (31,962,619)      (85,185,473)
                                        -----------      ------------      ------------      ------------
  Net Increase in Net Assets
     Resulting From Share
     Transactions..................       9,027,075        15,959,234       269,638,334       144,607,171
                                        -----------      ------------      ------------      ------------
     Increase in Net Assets........      17,072,892        20,091,393       378,197,067       183,997,751
NET ASSETS--BEGINNING OF PERIOD....      43,088,745        22,997,352       292,429,261       108,431,510
                                        -----------      ------------      ------------      ------------
NET ASSETS--END OF PERIOD(1).......     $60,161,637      $ 43,088,745      $670,626,328      $292,429,261
                                        ===========      ============      ============      ============
(1) Including Undistributed Net
  Investment Income................     $    17,199      $      6,164      $      7,643      $         --
                                        ===========      ============      ============      ============
CHANGES IN SHARES OUTSTANDING:
  Shares Purchased.................         300,000         1,400,000         3,750,000         3,550,000
  Shares Purchased through Dividend
     Reinvestments.................              --                81                --                 2
  Shares Redeemed..................         (50,000)         (950,000)         (400,000)       (1,450,000)
  Shares Outstanding, Beginning of
     Period........................       1,400,499           950,418         4,150,021         2,050,019
                                        -----------      ------------      ------------      ------------
  Shares Outstanding, End of
     Period........................       1,650,499         1,400,499         7,500,021         4,150,021
                                        ===========      ============      ============      ============





See Notes to Financial Statements.

56




STATEMENTS OF CHANGES IN NET ASSETS (continued)
--------------------------------------------------------------------------------


                                           RYDEX S&P SMALLCAP 600              RYDEX S&P SMALLCAP 600
                                               PURE VALUE ETF                      PURE GROWTH ETF
                                     ----------------------------------  ----------------------------------
                                     SIX MONTHS ENDED                    SIX MONTHS ENDED
                                       APRIL 30, 2011        YEAR ENDED    APRIL 30, 2011        YEAR ENDED
                                          (UNAUDITED)  OCTOBER 31, 2010       (UNAUDITED)  OCTOBER 31, 2010
                                     ----------------  ----------------  ----------------  ----------------
OPERATIONS
  Net Investment Income............    $    251,366      $     671,866      $    19,146       $    23,587
  Net Realized Gain................       3,522,004          2,507,840        1,097,128         1,007,797
  Net Change in Unrealized
     Appreciation (Depreciation) on
     Investments...................      12,583,009         (1,095,620)       4,468,104         2,751,747
                                       ------------      -------------      -----------       -----------
  Net Increase in Net Assets
     Resulting From Operations.....      16,356,379          2,084,086        5,584,378         3,783,131
                                       ------------      -------------      -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income............        (264,706)          (707,768)         (46,996)          (25,566)
                                       ------------      -------------      -----------       -----------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Purchased...      14,049,941        108,057,601       12,321,522         7,478,723
  Value of Shares Redeemed.........     (27,349,171)      (130,334,749)              --        (5,851,855)
                                       ------------      -------------      -----------       -----------
  Net Increase (Decrease) in Net
     Assets Resulting From Share
     Transactions..................     (13,299,230)       (22,277,148)      12,321,522         1,626,868
                                       ------------      -------------      -----------       -----------
     Increase (Decrease) in Net
       Assets......................       2,792,443        (20,900,830)      17,858,904         5,384,433
NET ASSETS--BEGINNING OF PERIOD....      87,382,911        108,283,741       17,329,362        11,944,929
                                       ------------      -------------      -----------       -----------
NET ASSETS--END OF PERIOD(1).......    $ 90,175,354      $  87,382,911      $35,188,266       $17,329,362
                                       ============      =============      ===========       ===========
(1) Including Distributions in
  Excess of Net Investment Income..    $    (13,340)     $          --      $   (27,850)      $        --
                                       ============      =============      ===========       ===========
CHANGES IN SHARES OUTSTANDING:
  Shares Purchased.................         350,000          2,850,000          250,000           200,000
  Shares Redeemed..................        (700,000)        (4,100,000)              --          (150,000)
  Shares Outstanding, Beginning of
     Period........................       2,550,040          3,800,040          400,004           350,004
                                       ------------      -------------      -----------       -----------
  Shares Outstanding, End of
     Period........................       2,200,040          2,550,040          650,004           400,004
                                       ============      =============      ===========       ===========





See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  57





STATEMENTS OF CHANGES IN NET ASSETS (continued)
--------------------------------------------------------------------------------


                                         RYDEX S&P 500 EQUAL WEIGHT          RYDEX S&P 500 EQUAL WEIGHT
                                         CONSUMER DISCRETIONARY ETF             CONSUMER STAPLES ETF
                                     ----------------------------------  ----------------------------------
                                     SIX MONTHS ENDED                    SIX MONTHS ENDED
                                       APRIL 30, 2011        YEAR ENDED    APRIL 30, 2011        YEAR ENDED
                                          (UNAUDITED)  OCTOBER 31, 2010       (UNAUDITED)  OCTOBER 31, 2010
                                     ----------------  ----------------  ----------------  ----------------
OPERATIONS
  Net Investment Income............     $   173,572      $    225,501       $   172,477       $   253,328
  Net Realized Gain (Loss).........       1,538,209         3,105,219           (52,697)          156,024
  Net Change in Unrealized
     Appreciation (Depreciation) on
     Investments...................       2,914,120           543,585         2,177,788         1,476,439
                                        -----------      ------------       -----------       -----------
  Net Increase in Net Assets
     Resulting From Operations.....       4,625,901         3,874,305         2,297,568         1,885,791
                                        -----------      ------------       -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income............        (175,308)         (221,575)         (165,869)         (244,303)
                                        -----------      ------------       -----------       -----------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Purchased...              --        23,320,514         2,930,059         2,529,276
  Value of Shares Redeemed.........      (4,775,593)      (13,022,663)               --                --
                                        -----------      ------------       -----------       -----------
  Net Increase (Decrease) in Net
     Assets Resulting From Share
     Transactions..................      (4,775,593)       10,297,851         2,930,059         2,529,276
                                        -----------      ------------       -----------       -----------
     Increase (Decrease) in Net
       Assets......................        (325,000)       13,950,581         5,061,758         4,170,764
NET ASSETS--BEGINNING OF PERIOD....      25,424,874        11,474,293        13,855,506         9,684,742
                                        -----------      ------------       -----------       -----------
NET ASSETS--END OF PERIOD(1).......     $25,099,874      $ 25,424,874       $18,917,264       $13,855,506
                                        ===========      ============       ===========       ===========
(1) Including Undistributed Net
  Investment Income................     $     3,447      $      5,183       $    35,451       $    28,843
                                        ===========      ============       ===========       ===========
CHANGES IN SHARES OUTSTANDING:
  Shares Purchased.................              --           600,000            50,000            50,000
  Shares Redeemed..................        (100,000)         (350,000)               --                --
  Shares Outstanding, Beginning of
     Period........................         600,000           350,000           250,000           200,000
                                        -----------      ------------       -----------       -----------
  Shares Outstanding, End of
     Period........................         500,000           600,000           300,000           250,000
                                        ===========      ============       ===========       ===========





See Notes to Financial Statements.

58




STATEMENTS OF CHANGES IN NET ASSETS (continued)
--------------------------------------------------------------------------------


                                         RYDEX S&P 500 EQUAL WEIGHT          RYDEX S&P 500 EQUAL WEIGHT
                                                 ENERGY ETF                        FINANCIALS ETF
                                     ----------------------------------  ----------------------------------
                                     SIX MONTHS ENDED                    SIX MONTHS ENDED
                                       APRIL 30, 2011        YEAR ENDED    APRIL 30, 2011        YEAR ENDED
                                          (UNAUDITED)  OCTOBER 31, 2010       (UNAUDITED)  OCTOBER 31, 2010
                                     ----------------  ----------------  ----------------  ----------------
OPERATIONS
  Net Investment Income............    $     57,760       $   135,122       $   175,013      $    219,313
  Net Realized Gain (Loss).........         (15,464)          640,273         1,148,802         2,421,086
  Net Change in Unrealized
     Appreciation (Depreciation) on
     Investments...................      12,234,125         1,516,371         1,357,132          (407,694)
                                       ------------       -----------       -----------      ------------
  Net Increase in Net Assets
     Resulting From Operations.....      12,276,421         2,291,766         2,680,947         2,232,705
                                       ------------       -----------       -----------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income............         (82,539)         (137,899)         (199,874)         (251,198)
                                       ------------       -----------       -----------      ------------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Purchased...      95,758,167         7,318,377         5,687,719        12,509,461
  Value of Shares Redeemed.........              --        (5,272,130)       (5,561,060)      (11,975,988)
                                       ------------       -----------       -----------      ------------
  Net Increase in Net Assets
     Resulting From Share
     Transactions..................      95,758,167         2,046,247           126,659           533,473
                                       ------------       -----------       -----------      ------------
     Increase in Net Assets........     107,952,049         4,200,114         2,607,732         2,514,980
NET ASSETS--BEGINNING OF PERIOD....      16,121,876        11,921,762        16,509,951        13,994,971
                                       ------------       -----------       -----------      ------------
NET ASSETS--END OF PERIOD(1).......    $124,073,925       $16,121,876       $19,117,683      $ 16,509,951
                                       ============       ===========       ===========      ============
(1) Including Undistributed
  (Distributions in Excess) of Net
  Investment Income................    $    (21,205)      $     3,574       $   (24,861)     $         --
                                       ============       ===========       ===========      ============
CHANGES IN SHARES OUTSTANDING:
  Shares Purchased.................       1,350,000           150,000           200,000           500,000
  Shares Redeemed..................              --          (100,000)         (200,000)         (500,000)
  Shares Outstanding, Beginning of
     Period........................         300,005           250,005           650,000           650,000
                                       ------------       -----------       -----------      ------------
  Shares Outstanding, End of
     Period........................       1,650,005           300,005           650,000           650,000
                                       ============       ===========       ===========      ============





See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  59





STATEMENTS OF CHANGES IN NET ASSETS (continued)
--------------------------------------------------------------------------------


                                         RYDEX S&P 500 EQUAL WEIGHT          RYDEX S&P 500 EQUAL WEIGHT
                                               HEALTH CARE ETF                     INDUSTRIALS ETF
                                     ----------------------------------  ----------------------------------
                                     SIX MONTHS ENDED                    SIX MONTHS ENDED
                                       APRIL 30, 2011        YEAR ENDED    APRIL 30, 2011        YEAR ENDED
                                          (UNAUDITED)  OCTOBER 31, 2010       (UNAUDITED)  OCTOBER 31, 2010
                                     ----------------  ----------------  ----------------  ----------------
OPERATIONS
  Net Investment Income............    $    105,297      $     239,001      $   361,525       $   412,876
  Net Realized Gain................       3,470,998         11,816,424        2,401,795           993,608
  Net Change in Unrealized
     Appreciation (Depreciation) on
     Investments...................       5,939,116           (234,579)       5,832,582         4,470,909
                                       ------------      -------------      -----------       -----------
  Net Increase in Net Assets
     Resulting From Operations.....       9,515,411         11,820,846        8,595,902         5,877,393
                                       ------------      -------------      -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income............         (95,609)          (247,927)        (344,159)         (398,481)
                                       ------------      -------------      -----------       -----------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Purchased...      26,155,766         78,908,687        5,519,888        21,282,423
  Value of Shares Redeemed.........     (35,226,828)      (110,019,690)      (5,588,059)       (2,546,360)
                                       ------------      -------------      -----------       -----------
  Net Increase (Decrease) in Net
     Assets Resulting From Share
     Transactions..................      (9,071,062)       (31,111,003)         (68,171)       18,736,063
                                       ------------      -------------      -----------       -----------
     Increase (Decrease) in Net
       Assets......................         348,740        (19,538,084)       8,183,572        24,214,975
NET ASSETS--BEGINNING OF PERIOD....      53,769,979         73,308,063       42,104,953        17,889,978
                                       ------------      -------------      -----------       -----------
NET ASSETS--END OF PERIOD(1).......    $ 54,118,719      $  53,769,979      $50,288,525       $42,104,953
                                       ============      =============      ===========       ===========
(1) Including Undistributed Net
  Investment Income................    $     26,271      $      16,583      $    31,993       $    14,627
                                       ============      =============      ===========       ===========
CHANGES IN SHARES OUTSTANDING:
  Shares Purchased.................         400,000          1,400,000          100,000           450,000
  Shares Redeemed..................        (550,000)        (1,950,000)        (100,000)          (50,000)
  Shares Outstanding, Beginning of
     Period........................         900,000          1,450,000          850,000           450,000
                                       ------------      -------------      -----------       -----------
  Shares Outstanding, End of
     Period........................         750,000            900,000          850,000           850,000
                                       ============      =============      ===========       ===========





See Notes to Financial Statements.

60




STATEMENTS OF CHANGES IN NET ASSETS (continued)
--------------------------------------------------------------------------------


                                         RYDEX S&P 500 EQUAL WEIGHT          RYDEX S&P 500 EQUAL WEIGHT
                                                MATERIALS ETF                      TECHNOLOGY ETF
                                     ----------------------------------  ----------------------------------
                                     SIX MONTHS ENDED                    SIX MONTHS ENDED
                                       APRIL 30, 2011        YEAR ENDED    APRIL 30, 2011        YEAR ENDED
                                          (UNAUDITED)  OCTOBER 31, 2010       (UNAUDITED)  OCTOBER 31, 2010
                                     ----------------  ----------------  ----------------  ----------------
OPERATIONS
  Net Investment Income............     $   268,081      $  1,012,652      $    251,839      $    216,054
  Net Realized Gain................         351,887         5,248,476           828,320        11,943,411
  Net Change in Unrealized
     Appreciation (Depreciation) on
     Investments...................       6,870,565         2,675,915        15,164,614         5,055,947
                                        -----------      ------------      ------------      ------------
  Net Increase in Net Assets
     Resulting From Operations.....       7,490,533         8,937,043        16,244,773        17,215,412
                                        -----------      ------------      ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income............        (248,618)       (1,001,234)         (278,491)         (230,398)
                                        -----------      ------------      ------------      ------------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Purchased...       9,291,044        10,346,920        42,692,557        86,546,014
  Value of Shares Redeemed.........              --       (25,086,993)       (3,004,415)      (68,740,444)
                                        -----------      ------------      ------------      ------------
  Net Increase (Decrease) in Net
     Assets Resulting From Share
     Transactions..................       9,291,044       (14,740,073)       39,688,142        17,805,570
                                        -----------      ------------      ------------      ------------
     Increase (Decrease) in Net
       Assets......................      16,532,959        (6,804,264)       55,654,424        34,790,584
NET ASSETS--BEGINNING OF PERIOD....      34,394,811        41,199,075        88,759,156        53,968,572
                                        -----------      ------------      ------------      ------------
NET ASSETS--END OF PERIOD(1).......     $50,927,770      $ 34,394,811      $144,413,580      $ 88,759,156
                                        ===========      ============      ============      ============
(1) Including Undistributed
  (Distributions in Excess) of Net
  Investment Income................     $    40,172      $     20,709      $    (26,652)     $         --
                                        ===========      ============      ============      ============
CHANGES IN SHARES OUTSTANDING:
  Shares Purchased.................         150,000           200,000           750,000         1,900,000
  Shares Redeemed..................              --          (500,000)          (50,000)       (1,500,000)
  Shares Outstanding, Beginning of
     Period........................         600,000           900,000         1,750,000         1,350,000
                                        -----------      ------------      ------------      ------------
  Shares Outstanding, End of
     Period........................         750,000           600,000         2,450,000         1,750,000
                                        ===========      ============      ============      ============





See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  61





STATEMENTS OF CHANGES IN NET ASSETS (concluded)
--------------------------------------------------------------------------------


                                                              RYDEX S&P 500 EQUAL WEIGHT
                                                                     UTILITIES ETF
                                                          ----------------------------------
                                                          SIX MONTHS ENDED
                                                            APRIL 30, 2011        YEAR ENDED
                                                               (UNAUDITED)  OCTOBER 31, 2010
                                                          ----------------  ----------------
OPERATIONS
  Net Investment Income.................................     $   395,817       $   475,774
  Net Realized Gain (Loss)..............................         167,533          (330,684)
  Net Change in Unrealized Appreciation (Depreciation)
     on Investments.....................................       1,662,927         2,266,186
                                                             -----------       -----------
  Net Increase in Net Assets Resulting From Operations..       2,226,277         2,411,276
                                                             -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income.................................        (381,853)         (451,578)
                                                             -----------       -----------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Purchased........................       2,548,588         9,722,935
                                                             -----------       -----------
  Net Increase in Net Assets Resulting From Share
     Transactions.......................................       2,548,588         9,722,935
                                                             -----------       -----------
     Increase in Net Assets.............................       4,393,012        11,682,633
NET ASSETS--BEGINNING OF PERIOD.........................      20,109,595         8,426,962
                                                             -----------       -----------
NET ASSETS--END OF PERIOD(1)............................     $24,502,607       $20,109,595
                                                             ===========       ===========
(1) Including Undistributed Net Investment Income.......     $    66,963       $    52,999
                                                             ===========       ===========
CHANGES IN SHARES OUTSTANDING:
  Shares Purchased......................................          50,000           200,000
  Shares Outstanding, Beginning of Period...............         400,000           200,000
                                                             -----------       -----------
  Shares Outstanding, End of Period.....................         450,000           400,000
                                                             ===========       ===========






See Notes to Financial Statements.

62





FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                          RYDEX S&P 500 PURE VALUE ETF
                               --------------------------------------------------
                                   SIX MONTHS
                                        ENDED
                               APRIL 30, 2011        YEAR ENDED        YEAR ENDED
                                  (UNAUDITED)  OCTOBER 31, 2010  OCTOBER 31, 2009
                               --------------  ----------------  ----------------
PER SHARE OPERATING
  PERFORMANCE:
NET ASSET VALUE AT BEGINNING
  OF PERIOD..................     $  25.95          $ 21.46           $ 17.98
                                  --------          -------           -------
Net Investment Income**......         0.20             0.35              0.49
Net Realized and Unrealized
  Gain (Loss) on
  Investments................         6.26             4.49              3.53
                                  --------          -------           -------
TOTAL FROM INVESTMENT
  OPERATIONS.................         6.46             4.84              4.02
                                  --------          -------           -------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
Net Investment Income........        (0.17)           (0.35)            (0.54)
                                  --------          -------           -------
NET ASSET VALUE AT END OF
  PERIOD.....................     $  32.24          $ 25.95           $ 21.46
                                  ========          =======           =======
TOTAL RETURN***..............        24.93%           22.67%            23.73%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period
  (000's Omitted)............     $116,151          $55,876           $30,101
RATIO TO AVERAGE NET ASSETS
  OF:
Total Expenses...............         0.35%****        0.35%             0.35%
Net Investment Income........         1.34%****        1.38%             2.92%
Portfolio Turnover Rate+.....           25%              27%               45%
                                            RYDEX S&P 500 PURE VALUE ETF
                               -----------------------------------------------------
                                     YEAR ENDED        YEAR ENDED         YEAR ENDED
                               OCTOBER 31, 2008  OCTOBER 31, 2007  OCTOBER 31, 2006*
                               ----------------  ----------------  -----------------
PER SHARE OPERATING
  PERFORMANCE:
NET ASSET VALUE AT BEGINNING
  OF PERIOD..................       $ 34.46           $ 32.66           $ 29.87
                                    -------           -------           -------
Net Investment Income**......          1.00              0.75              0.49
Net Realized and Unrealized
  Gain (Loss) on
  Investments................        (16.44)             1.80              2.58
                                    -------           -------           -------
TOTAL FROM INVESTMENT
  OPERATIONS.................        (15.44)             2.55              3.07
                                    -------           -------           -------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
Net Investment Income........         (1.04)            (0.75)            (0.28)
                                    -------           -------           -------
NET ASSET VALUE AT END OF
  PERIOD.....................       $ 17.98           $ 34.46           $ 32.66
                                    =======           =======           =======
TOTAL RETURN***..............        (45.76)%            7.79%            10.27%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period
  (000's Omitted)............       $17,994           $39,635           $21,232
RATIO TO AVERAGE NET ASSETS
  OF:
Total Expenses...............          0.35%             0.35%             0.35%****
Net Investment Income........          3.63%             2.15%             2.37%****
Portfolio Turnover Rate+.....            53%               26%                4%



      * The Fund commenced operations on March 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  63





FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------


                                          RYDEX S&P 500 PURE GROWTH ETF
                               --------------------------------------------------
                                   SIX MONTHS
                                        ENDED
                               APRIL 30, 2011        YEAR ENDED        YEAR ENDED
                                  (UNAUDITED)  OCTOBER 31, 2010  OCTOBER 31, 2009
                               --------------  ----------------  ----------------
PER SHARE OPERATING
  PERFORMANCE:
NET ASSET VALUE AT BEGINNING
  OF PERIOD..................     $  40.40         $  30.85           $ 24.40
                                  --------         --------           -------
Net Investment Income**......         0.11             0.13              0.18
Net Realized and Unrealized
  Gain (Loss) on
  Investments................         7.71             9.57              6.46
                                  --------         --------           -------
TOTAL FROM INVESTMENT
  OPERATIONS.................         7.82             9.70              6.64
                                  --------         --------           -------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
Net Investment Income........        (0.10)           (0.15)            (0.19)
                                  --------         --------           -------
NET ASSET VALUE AT END OF
  PERIOD.....................     $  48.12         $  40.40           $ 30.85
                                  ========         ========           =======
TOTAL RETURN***..............        19.38%           31.51%            27.41%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period
  (000's Omitted)............     $264,648         $147,470           $38,568
RATIO TO AVERAGE NET ASSETS
  OF:
Total Expenses...............         0.35%****        0.35%             0.35%
Net Investment Income........         0.48%****        0.37%             0.69%
Portfolio Turnover Rate+.....           23%              31%               27%
                                           RYDEX S&P 500 PURE GROWTH ETF
                               -----------------------------------------------------
                                     YEAR ENDED        YEAR ENDED         YEAR ENDED
                               OCTOBER 31, 2008  OCTOBER 31, 2007  OCTOBER 31, 2006*
                               ----------------  ----------------  -----------------
PER SHARE OPERATING
  PERFORMANCE:
NET ASSET VALUE AT BEGINNING
  OF PERIOD..................       $ 39.59           $ 35.30           $ 34.42
                                    -------           -------           -------
Net Investment Income**......          0.20              0.25              0.11
Net Realized and Unrealized
  Gain (Loss) on
  Investments................        (15.19)             4.26              0.84
                                    -------           -------           -------
TOTAL FROM INVESTMENT
  OPERATIONS.................        (14.99)             4.51              0.95
                                    -------           -------           -------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
Net Investment Income........         (0.20)            (0.22)            (0.07)
                                    -------           -------           -------
NET ASSET VALUE AT END OF
  PERIOD.....................       $ 24.40           $ 39.59           $ 35.30
                                    =======           =======           =======
TOTAL RETURN***..............        (38.00)%           12.79%             2.77%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period
  (000's Omitted)............       $24,398           $63,340           $17,649
RATIO TO AVERAGE NET ASSETS
  OF:
Total Expenses...............          0.35%             0.35%             0.35%****
Net Investment Income........          0.57%             0.66%             0.48%****
Portfolio Turnover Rate+.....            30%               24%                7%



      * The Fund commenced operations on March 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

64




FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------


                                       RYDEX S&P MIDCAP 400 PURE VALUE ETF
                               --------------------------------------------------
                                   SIX MONTHS
                                        ENDED
                               APRIL 30, 2011        YEAR ENDED        YEAR ENDED
                                  (UNAUDITED)  OCTOBER 31, 2010  OCTOBER 31, 2009
                               --------------  ----------------  ----------------
PER SHARE OPERATING
  PERFORMANCE:
NET ASSET VALUE AT BEGINNING
  OF PERIOD..................      $ 30.77          $ 24.20           $ 20.24
                                   -------          -------           -------
Net Investment Income**......         0.19             0.36              0.59
Net Realized and Unrealized
  Gain (Loss) on
  Investments................         5.68             6.57              3.92
                                   -------          -------           -------
TOTAL FROM INVESTMENT
  OPERATIONS.................         5.87             6.93              4.51
                                   -------          -------           -------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
Net Investment Income........        (0.19)           (0.36)            (0.55)
                                   -------          -------           -------
NET ASSET VALUE AT END OF
  PERIOD.....................      $ 36.45          $ 30.77           $ 24.20
                                   =======          =======           =======
TOTAL RETURN***..............        19.10%           28.75%            23.32%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period
  (000's Omitted)............      $60,162          $43,089           $22,997
RATIO TO AVERAGE NET ASSETS
  OF:
Total Expenses...............         0.35%****        0.35%             0.35%
Net Investment Income........         1.13%****        1.20%             2.90%
Portfolio Turnover Rate+.....           40%              35%               57%
                                        RYDEX S&P MIDCAP 400 PURE VALUE ETF
                               -----------------------------------------------------
                                     YEAR ENDED        YEAR ENDED         YEAR ENDED
                               OCTOBER 31, 2008  OCTOBER 31, 2007  OCTOBER 31, 2006*
                               ----------------  ----------------  -----------------
PER SHARE OPERATING
  PERFORMANCE:
NET ASSET VALUE AT BEGINNING
  OF PERIOD..................       $ 35.76           $ 33.27           $ 31.53
                                    -------           -------           -------
Net Investment Income**......          0.87              0.82              0.44
Net Realized and Unrealized
  Gain (Loss) on
  Investments................        (15.54)             2.48              1.60
                                    -------           -------           -------
TOTAL FROM INVESTMENT
  OPERATIONS.................        (14.67)             3.30              2.04
                                    -------           -------           -------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
Net Investment Income........         (0.84)            (0.81)            (0.30)
                                    -------           -------           -------
NET ASSET VALUE AT END OF
  PERIOD.....................       $ 20.24           $ 35.76           $ 33.27
                                    =======           =======           =======
TOTAL RETURN***..............        (41.75)%            9.94%             6.48%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period
  (000's Omitted)............       $10,126           $21,458           $14,973
RATIO TO AVERAGE NET ASSETS
  OF:
Total Expenses...............          0.35%             0.35%             0.35%****
Net Investment Income........          2.87%             2.28%             2.07%****
Portfolio Turnover Rate+.....            64%               46%                4%



      * The Fund commenced operations on March 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  65





FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------


                                      RYDEX S&P MIDCAP 400 PURE GROWTH ETF
                               --------------------------------------------------
                                   SIX MONTHS
                                        ENDED
                               APRIL 30, 2011        YEAR ENDED        YEAR ENDED
                                  (UNAUDITED)  OCTOBER 31, 2010  OCTOBER 31, 2009
                               --------------  ----------------  ----------------
PER SHARE OPERATING
  PERFORMANCE:
NET ASSET VALUE AT BEGINNING
  OF PERIOD..................     $  70.46         $  52.89          $  39.10
                                  --------         --------          --------
Net Investment Income**......         0.06             0.02              0.09
Net Realized and Unrealized
  Gain (Loss) on
  Investments................        18.97            17.59             13.79
                                  --------         --------          --------
TOTAL FROM INVESTMENT
  OPERATIONS.................        19.03            17.61             13.88
                                  --------         --------          --------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
Net Investment Income........        (0.07)           (0.04)            (0.09)
Net Realized Gains...........           --               --                --
                                  --------         --------          --------
Total Distributions..........        (0.07)           (0.04)            (0.09)
                                  --------         --------          --------
NET ASSET VALUE AT END OF
  PERIOD.....................     $  89.42         $  70.46          $  52.89
                                  ========         ========          ========
TOTAL RETURN***..............        27.00%           33.32%            35.59%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period
  (000's Omitted)............     $670,626         $292,429          $108,432
RATIO TO AVERAGE NET ASSETS
  OF:
Total Expenses...............         0.35%****        0.35%             0.35%
Net Investment Income........         0.16%****        0.03%             0.19%
Portfolio Turnover Rate+.....           37%              51%               29%
                                        RYDEX S&P MIDCAP 400 PURE GROWTH ETF
                               -----------------------------------------------------
                                     YEAR ENDED        YEAR ENDED         YEAR ENDED
                               OCTOBER 31, 2008  OCTOBER 31, 2007  OCTOBER 31, 2006*
                               ----------------  ----------------  -----------------
PER SHARE OPERATING
  PERFORMANCE:
NET ASSET VALUE AT BEGINNING
  OF PERIOD..................       $ 59.75           $ 50.10           $ 52.62
                                    -------           -------           -------
Net Investment Income**......          0.02              0.33              0.02
Net Realized and Unrealized
  Gain (Loss) on
  Investments................        (20.63)             9.73             (2.53)
                                    -------           -------           -------
TOTAL FROM INVESTMENT
  OPERATIONS.................        (20.61)            10.06             (2.51)
                                    -------           -------           -------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
Net Investment Income........         (0.04)            (0.27)            (0.01)
Net Realized Gains...........            --             (0.14)               --
                                    -------           -------           -------
Total Distributions..........         (0.04)            (0.41)            (0.01)
                                    -------           -------           -------
NET ASSET VALUE AT END OF
  PERIOD.....................       $ 39.10           $ 59.75           $ 50.10
                                    =======           =======           =======
TOTAL RETURN***..............        (34.52)%           20.17%            (4.76)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period
  (000's Omitted)............       $17,596           $20,914           $22,547
RATIO TO AVERAGE NET ASSETS
  OF:
Total Expenses...............          0.35%             0.35%             0.35%****
Net Investment Income........          0.04%             0.60%             0.07%****
Portfolio Turnover Rate+.....            52%               53%               14%



      * The Fund commenced operations on March 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

66




FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------


                                      RYDEX S&P SMALLCAP 600 PURE VALUE ETF
                               --------------------------------------------------
                                   SIX MONTHS
                                        ENDED
                               APRIL 30, 2011        YEAR ENDED        YEAR ENDED
                                  (UNAUDITED)  OCTOBER 31, 2010  OCTOBER 31, 2009
                               --------------  ----------------  ----------------
PER SHARE OPERATING
  PERFORMANCE:
NET ASSET VALUE AT BEGINNING
  OF PERIOD..................      $ 34.27          $ 28.50          $  23.21
                                   -------          -------          --------
Net Investment Income**......         0.10             0.20              0.32
Net Realized and Unrealized
  Gain (Loss) on
  Investments................         6.73             5.78              5.29
                                   -------          -------          --------
TOTAL FROM INVESTMENT
  OPERATIONS.................         6.83             5.98              5.61
                                   -------          -------          --------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
Net Investment Income........        (0.11)           (0.21)            (0.32)
Capital......................           --               --                --
                                   -------          -------          --------
Total Distributions..........        (0.11)           (0.21)            (0.32)
                                   -------          -------          --------
NET ASSET VALUE AT END OF
  PERIOD.....................      $ 40.99          $ 34.27          $  28.50
                                   =======          =======          ========
TOTAL RETURN***..............        19.93%           21.07%            25.00%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period
  (000's Omitted)............      $90,175          $87,383          $108,284
RATIO TO AVERAGE NET ASSETS
  OF:
Total Expenses...............         0.35%****        0.35%             0.35%
Net Investment Income........         0.52%****        0.60%             1.18%
Portfolio Turnover Rate+.....           59%              62%               43%
                                       RYDEX S&P SMALLCAP 600 PURE VALUE ETF
                               -----------------------------------------------------
                                     YEAR ENDED        YEAR ENDED         YEAR ENDED
                               OCTOBER 31, 2008  OCTOBER 31, 2007  OCTOBER 31, 2006*
                               ----------------  ----------------  -----------------
PER SHARE OPERATING
  PERFORMANCE:
NET ASSET VALUE AT BEGINNING
  OF PERIOD..................       $ 37.38           $ 40.13            $38.45
                                    -------           -------            ------
Net Investment Income**......          0.79              0.74              0.37
Net Realized and Unrealized
  Gain (Loss) on
  Investments................        (14.26)            (2.85)             1.62
                                    -------           -------            ------
TOTAL FROM INVESTMENT
  OPERATIONS.................        (13.47)            (2.11)             1.99
                                    -------           -------            ------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
Net Investment Income........         (0.70)            (0.62)            (0.31)
Capital......................            --             (0.02)               --
                                    -------           -------            ------
Total Distributions..........         (0.70)            (0.64)            (0.31)
                                    -------           -------            ------
NET ASSET VALUE AT END OF
  PERIOD.....................       $ 23.21           $ 37.38            $40.13
                                    =======           =======            ======
TOTAL RETURN***..............        (36.48)%           (5.38)%            5.19%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period
  (000's Omitted)............       $25,527           $22,426            $6,019
RATIO TO AVERAGE NET ASSETS
  OF:
Total Expenses...............          0.35%             0.35%             0.35%****
Net Investment Income........          2.57%             1.78%             1.46%****
Portfolio Turnover Rate+.....            50%               37%                7%



      * The Fund commenced operations on March 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  67





FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------


                                     RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
                               --------------------------------------------------
                                   SIX MONTHS
                                        ENDED
                               APRIL 30, 2011        YEAR ENDED        YEAR ENDED
                                  (UNAUDITED)  OCTOBER 31, 2010  OCTOBER 31, 2009
                               --------------  ----------------  ----------------
PER SHARE OPERATING
  PERFORMANCE:
NET ASSET VALUE AT BEGINNING
  OF PERIOD..................      $ 43.32          $ 34.13           $ 29.03
                                   -------          -------           -------
Net Investment Income
  (Loss)**...................         0.04             0.06              0.06
Net Realized and Unrealized
  Gain (Loss) on
  Investments................        10.87             9.18              5.13
                                   -------          -------           -------
TOTAL FROM INVESTMENT
  OPERATIONS.................        10.91             9.24              5.19
                                   -------          -------           -------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
Net Investment Income........        (0.09)           (0.05)            (0.09)
                                   -------          -------           -------
NET ASSET VALUE AT END OF
  PERIOD.....................      $ 54.14          $ 43.32           $ 34.13
                                   =======          =======           =======
TOTAL RETURN***..............        25.20%           27.11%            17.93%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period
  (000's Omitted)............      $35,188          $17,329           $11,945
RATIO TO AVERAGE NET ASSETS
  OF:
Total Expenses...............         0.35%****        0.35%             0.35%
Net Investment Income........         0.14%****        0.14%             0.21%
Portfolio Turnover Rate+.....           33%              55%               46%
                                       RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
                               -----------------------------------------------------
                                     YEAR ENDED        YEAR ENDED         YEAR ENDED
                               OCTOBER 31, 2008  OCTOBER 31, 2007  OCTOBER 31, 2006*
                               ----------------  ----------------  -----------------
PER SHARE OPERATING
  PERFORMANCE:
NET ASSET VALUE AT BEGINNING
  OF PERIOD..................       $ 44.92           $ 39.10            $39.31
                                    -------           -------            ------
Net Investment Income
  (Loss)**...................          0.17                --             (0.01)
Net Realized and Unrealized
  Gain (Loss) on
  Investments................        (15.87)             5.84             (0.20)
                                    -------           -------            ------
TOTAL FROM INVESTMENT
  OPERATIONS.................        (15.70)             5.84             (0.21)
                                    -------           -------            ------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
Net Investment Income........         (0.19)            (0.02)               --
                                    -------           -------            ------
NET ASSET VALUE AT END OF
  PERIOD.....................       $ 29.03           $ 44.92            $39.10
                                    =======           =======            ======
TOTAL RETURN***..............        (35.05)%           14.93%            (0.55)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period
  (000's Omitted)............       $ 7,257           $11,229            $7,820
RATIO TO AVERAGE NET ASSETS
  OF:
Total Expenses...............          0.35%             0.35%             0.35%****
Net Investment Income........          0.44%             0.00%            (0.04)%****
Portfolio Turnover Rate+.....            63%               51%               14%



      * The Fund commenced operations on March 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

68




FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------


                                                       RYDEX S&P 500 EQUAL WEIGHT CONSUMER DISCRETIONARY ETF
                                      ---------------------------------------------------------------------------------------
                                          SIX MONTHS
                                               ENDED
                                      APRIL 30, 2011        YEAR ENDED        YEAR ENDED        YEAR ENDED         YEAR ENDED
                                         (UNAUDITED)  OCTOBER 31, 2010  OCTOBER 31, 2009  OCTOBER 31, 2008  OCTOBER 31, 2007*
                                      --------------  ----------------  ----------------  ----------------  -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF
  PERIOD............................      $ 42.37          $ 32.78           $ 24.82           $ 44.50           $ 44.98
                                          -------          -------           -------           -------           -------
Net Investment Income**.............         0.31             0.35              0.40              0.53              0.32
Net Realized and Unrealized Gain
  (Loss) on Investments.............         7.83             9.56              7.93            (19.59)            (0.49)
                                          -------          -------           -------           -------           -------
TOTAL FROM INVESTMENT OPERATIONS....         8.14             9.91              8.33            (19.06)            (0.17)
                                          -------          -------           -------           -------           -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income...............        (0.31)           (0.32)            (0.37)            (0.62)            (0.31)
                                          -------          -------           -------           -------           -------
NET ASSET VALUE AT END OF PERIOD....      $ 50.20          $ 42.37           $ 32.78           $ 24.82           $ 44.50
                                          =======          =======           =======           =======           =======
TOTAL RETURN***.....................        19.26%           30.35%            34.20%           (43.27)%           (0.40)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's
  Omitted)..........................      $25,100          $25,425           $11,474           $ 3,722           $28,928
RATIO TO AVERAGE NET ASSETS OF:
Total Expenses......................         0.50%****        0.50%             0.50%             0.50%             0.50%****
Net Investment Income...............         1.36%****        0.89%             1.61%             1.44%             0.67%****
Portfolio Turnover Rate+............           12%              28%               42%               29%               28%



      * The Fund commenced operations on November 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  69





FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------


                                                          RYDEX S&P 500 EQUAL WEIGHT CONSUMER STAPLES ETF
                                      ---------------------------------------------------------------------------------------
                                          SIX MONTHS
                                               ENDED
                                      APRIL 30, 2011        YEAR ENDED        YEAR ENDED        YEAR ENDED         YEAR ENDED
                                         (UNAUDITED)  OCTOBER 31, 2010  OCTOBER 31, 2009  OCTOBER 31, 2008  OCTOBER 31, 2007*
                                      --------------  ----------------  ----------------  ----------------  -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF
  PERIOD............................      $ 55.42          $ 48.42           $41.47            $ 52.68            $48.16
                                          -------          -------           ------            -------            ------
Net Investment Income**.............         0.65             1.14             1.04               0.88              1.16
Net Realized and Unrealized Gain
  (Loss) on Investments.............         7.61             6.95             6.91             (11.22)             4.32
                                          -------          -------           ------            -------            ------
TOTAL FROM INVESTMENT OPERATIONS....         8.26             8.09             7.95             (10.34)             5.48
                                          -------          -------           ------            -------            ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income...............        (0.62)           (1.09)           (1.00)             (0.87)            (0.96)
                                          -------          -------           ------            -------            ------
NET ASSET VALUE AT END OF PERIOD....      $ 63.06          $ 55.42           $48.42            $ 41.47            $52.68
                                          =======          =======           ======            =======            ======
TOTAL RETURN***.....................        14.99%           16.89%           19.60%            (19.87)%           11.45%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's
  Omitted)..........................      $18,917          $13,856           $9,685            $10,368            $7,902
RATIO TO AVERAGE NET ASSETS OF:
Total Expenses......................         0.50%****        0.50%            0.50%              0.50%             0.50%****
Net Investment Income...............         2.28%****        2.20%            2.52%              1.78%             2.29%****
Portfolio Turnover Rate+............            7%              18%              25%                25%               19%



      * The Fund commenced operations on November 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

70




FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------


                                                               RYDEX S&P 500 EQUAL WEIGHT ENERGY ETF
                                      ---------------------------------------------------------------------------------------
                                          SIX MONTHS
                                               ENDED
                                      APRIL 30, 2011        YEAR ENDED        YEAR ENDED        YEAR ENDED         YEAR ENDED
                                         (UNAUDITED)  OCTOBER 31, 2010  OCTOBER 31, 2009  OCTOBER 31, 2008  OCTOBER 31, 2007*
                                      --------------  ----------------  ----------------  ----------------  -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF
  PERIOD............................     $  53.74          $ 47.69           $ 39.72           $ 67.48           $ 48.35
                                         --------          -------           -------           -------           -------
Net Investment Income**.............         0.08             0.44              0.46              0.33              0.27
Net Realized and Unrealized Gain
  (Loss) on Investments.............        21.50             6.07              7.93            (25.94)            19.14
                                         --------          -------           -------           -------           -------
TOTAL FROM INVESTMENT OPERATIONS....        21.58             6.51              8.39            (25.61)            19.41
                                         --------          -------           -------           -------           -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income...............        (0.12)           (0.46)            (0.42)            (0.35)            (0.28)
Net Realized Gains..................           --               --                --             (1.80)               --
                                         --------          -------           -------           -------           -------
Total Distributions.................           --               --             (0.42)            (2.15)            (0.28)
                                         --------          -------           -------           -------           -------
NET ASSET VALUE AT END OF PERIOD....     $  75.20          $ 53.74           $ 47.69           $ 39.72           $ 67.48
                                         ========          =======           =======           =======           =======
TOTAL RETURN***.....................        40.17%           13.74%            21.39%           (39.28)%           40.28%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's
  Omitted)..........................     $124,074          $16,122           $11,922           $ 5,958           $10,122
RATIO TO AVERAGE NET ASSETS OF:
Total Expenses......................         0.50%****        0.50%             0.50%             0.50%             0.50%****
Net Investment Income...............         0.23%****        0.87%             1.16%             0.50%             0.47%****
Portfolio Turnover Rate+............           11%              31%               33%               38%               34%



      * The Fund commenced operations on November 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  71





FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------


                                                             RYDEX S&P 500 EQUAL WEIGHT FINANCIALS ETF
                                      ---------------------------------------------------------------------------------------
                                          SIX MONTHS
                                               ENDED
                                      APRIL 30, 2011        YEAR ENDED        YEAR ENDED        YEAR ENDED         YEAR ENDED
                                         (UNAUDITED)  OCTOBER 31, 2010  OCTOBER 31, 2009  OCTOBER 31, 2008  OCTOBER 31, 2007*
                                      --------------  ----------------  ----------------  ----------------  -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF
  PERIOD............................      $ 25.40          $ 21.53           $ 21.41           $ 46.67            $48.57
                                          -------          -------           -------           -------            ------
Net Investment Income**.............         0.25             0.31              0.36              1.02              0.92
Net Realized and Unrealized Gain
  (Loss) on Investments.............         4.01             3.87              0.18            (25.40)            (1.95)
                                          -------          -------           -------           -------            ------
TOTAL FROM INVESTMENT OPERATIONS....         4.26             4.18              0.54            (24.38)            (1.03)
                                          -------          -------           -------           -------            ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income...............        (0.25)           (0.31)            (0.42)            (0.88)            (0.87)
                                          -------          -------           -------           -------            ------
NET ASSET VALUE AT END OF PERIOD....      $ 29.41          $ 25.40           $ 21.53           $ 21.41            $46.67
                                          =======          =======           =======           =======            ======
TOTAL RETURN***.....................        16.80%           19.46%             3.15%           (52.88)%           (2.23)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's
  Omitted)..........................      $19,118          $16,510           $13,995           $10,705            $7,000
RATIO TO AVERAGE NET ASSETS OF:
Total Expenses......................         0.50%****        0.50%             0.50%             0.50%             0.50%****
Net Investment Income...............         1.82%****        1.26%             2.00%             3.09%             1.84%****
Portfolio Turnover Rate+............            9%              19%               49%               51%               31%



      * The Fund commenced operations on November 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

72




FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------


                                                             RYDEX S&P 500 EQUAL WEIGHT HEALTH CARE ETF
                                      ---------------------------------------------------------------------------------------
                                          SIX MONTHS
                                               ENDED
                                      APRIL 30, 2011        YEAR ENDED        YEAR ENDED        YEAR ENDED         YEAR ENDED
                                         (UNAUDITED)  OCTOBER 31, 2010  OCTOBER 31, 2009  OCTOBER 31, 2008  OCTOBER 31, 2007*
                                      --------------  ----------------  ----------------  ----------------  -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF
  PERIOD............................      $ 59.74          $ 50.56           $ 42.21           $ 57.94           $ 49.46
                                          -------          -------           -------           -------           -------
Net Investment Income**.............         0.13             0.20              0.19              0.14              0.11
Net Realized and Unrealized Gain
  (Loss) on Investments.............        12.41             9.20              8.35            (15.74)             8.48
                                          -------          -------           -------           -------           -------
TOTAL FROM INVESTMENT OPERATIONS....        12.54             9.40              8.54            (15.60)             8.59
                                          -------          -------           -------           -------           -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income...............        (0.12)           (0.22)            (0.19)            (0.13)            (0.11)
                                          -------          -------           -------           -------           -------
NET ASSET VALUE AT END OF PERIOD....      $ 72.16          $ 59.74           $ 50.56           $ 42.21           $ 57.94
                                          =======          =======           =======           =======           =======
TOTAL RETURN***.....................        21.01%           18.64%            20.31%           (26.98)%           17.37%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's
  Omitted)..........................      $54,119          $53,770           $73,308           $48,537           $17,383
RATIO TO AVERAGE NET ASSETS OF:
Total Expenses......................         0.50%****        0.50%             0.50%             0.50%             0.50%****
Net Investment Income...............         0.42%****        0.35%             0.42%             0.26%             0.20%****
Portfolio Turnover Rate+............           13%              20%               38%               26%               55%



      * The Fund commenced operations on November 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  73





FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------


                                                             RYDEX S&P 500 EQUAL WEIGHT INDUSTRIALS ETF
                                      ---------------------------------------------------------------------------------------
                                          SIX MONTHS
                                               ENDED
                                      APRIL 30, 2011        YEAR ENDED        YEAR ENDED        YEAR ENDED         YEAR ENDED
                                         (UNAUDITED)  OCTOBER 31, 2010  OCTOBER 31, 2009  OCTOBER 31, 2008  OCTOBER 31, 2007*
                                      --------------  ----------------  ----------------  ----------------  -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF
  PERIOD............................      $ 49.54          $ 39.76           $ 35.73           $ 59.37            $49.15
                                          -------          -------           -------           -------            ------
Net Investment Income**.............         0.41             0.61              0.67              0.61              0.56
Net Realized and Unrealized Gain
  (Loss) on Investments.............         9.60             9.78              4.12            (21.82)            10.21
                                          -------          -------           -------           -------            ------
TOTAL FROM INVESTMENT OPERATIONS....        10.01            10.39              4.79            (21.21)            10.77
                                          -------          -------           -------           -------            ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income...............        (0.39)           (0.61)            (0.76)            (0.65)            (0.55)
Net Realized Gains..................           --               --                --             (1.78)               --
                                          -------          -------           -------           -------            ------
Total Distributions.................        (0.39)           (0.61)            (0.76)            (2.43)            (0.55)
                                          -------          -------           -------           -------            ------
NET ASSET VALUE AT END OF PERIOD....      $ 59.16          $ 49.54           $ 39.76           $ 35.73            $59.37
                                          =======          =======           =======           =======            ======
TOTAL RETURN***.....................        20.28%           26.28%            13.84%           (37.12)%           22.00%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's
  Omitted)..........................      $50,289          $42,105           $17,890           $ 7,146            $8,905
RATIO TO AVERAGE NET ASSETS OF:
Total Expenses......................         0.50%****        0.50%             0.50%             0.50%             0.50%****
Net Investment Income...............         1.51%****        1.34%             1.88%             1.17%             1.02%****
Portfolio Turnover Rate+............            7%              18%               35%               30%               36%



      * The Fund commenced operations on November 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

74




FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------


                                                              RYDEX S&P 500 EQUAL WEIGHT MATERIALS ETF
                                      ---------------------------------------------------------------------------------------
                                          SIX MONTHS
                                               ENDED
                                      APRIL 30, 2011        YEAR ENDED        YEAR ENDED        YEAR ENDED         YEAR ENDED
                                         (UNAUDITED)  OCTOBER 31, 2010  OCTOBER 31, 2009  OCTOBER 31, 2008  OCTOBER 31, 2007*
                                      --------------  ----------------  ----------------  ----------------  -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF
  PERIOD............................      $ 57.32          $ 45.78           $ 34.37           $ 59.42            $48.43
                                          -------          -------           -------           -------            ------
Net Investment Income**.............         0.39             1.52              0.60              1.40              0.85
Net Realized and Unrealized Gain
  (Loss) on Investments.............        10.55            11.65             11.49            (25.11)            10.74
                                          -------          -------           -------           -------            ------
TOTAL FROM INVESTMENT OPERATIONS....        10.94            13.17             12.09            (23.71)            11.59
                                          -------          -------           -------           -------            ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income...............        (0.36)           (1.63)            (0.68)            (1.34)            (0.60)
                                          -------          -------           -------           -------            ------
NET ASSET VALUE AT END OF PERIOD....      $ 67.90          $ 57.32           $ 45.78           $ 34.37            $59.42
                                          =======          =======           =======           =======            ======
TOTAL RETURN***.....................        19.12%           29.05%            35.82%           (40.67)%           24.02%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's
  Omitted)..........................      $50,928          $34,395           $41,199           $ 5,155            $8,913
RATIO TO AVERAGE NET ASSETS OF:
Total Expenses......................         0.50%****        0.50%             0.50%             0.50%             0.50%****
Net Investment Income...............         1.23%****        2.88%             1.41%             2.69%             1.53%****
Portfolio Turnover Rate+............           10%              27%               57%               34%               31%



      * The Fund commenced operations on November 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  75





FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------


                                                             RYDEX S&P 500 EQUAL WEIGHT TECHNOLOGY ETF
                                      ---------------------------------------------------------------------------------------
                                          SIX MONTHS
                                               ENDED
                                      APRIL 30, 2011        YEAR ENDED        YEAR ENDED        YEAR ENDED         YEAR ENDED
                                         (UNAUDITED)  OCTOBER 31, 2010  OCTOBER 31, 2009  OCTOBER 31, 2008  OCTOBER 31, 2007*
                                      --------------  ----------------  ----------------  ----------------  -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF
  PERIOD............................     $  50.72          $ 39.98           $ 29.98           $ 55.18           $ 47.80
                                         --------          -------           -------           -------           -------
Net Investment Income (Loss)**......         0.12             0.12              0.11              0.06             (0.05)
Net Realized and Unrealized Gain
  (Loss) on Investments.............         8.23            10.75             10.03            (25.19)             7.43
                                         --------          -------           -------           -------           -------
TOTAL FROM INVESTMENT OPERATIONS....         8.35            10.87             10.14            (25.13)             7.38
                                         --------          -------           -------           -------           -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income...............        (0.13)           (0.13)            (0.14)            (0.07)               --
                                         --------          -------           -------           -------           -------
NET ASSET VALUE AT END OF PERIOD....     $  58.94          $ 50.72           $ 39.98           $ 29.98           $ 55.18
                                         ========          =======           =======           =======           =======
TOTAL RETURN***.....................        16.48%           27.23%            33.94%           (45.58)%           15.44%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's
  Omitted)..........................     $144,414          $88,759           $53,969           $ 7,495           $19,312
RATIO TO AVERAGE NET ASSETS OF:
Total Expenses......................         0.50%****        0.50%             0.50%             0.50%             0.50%****
Net Investment Income...............         0.44%****        0.26%             0.30%             0.14%            (0.10)%****
Portfolio Turnover Rate+............           14%              25%               30%               36%               60%



      * The Fund commenced operations on November 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

76




FINANCIAL HIGHLIGHTS (concluded)
--------------------------------------------------------------------------------



                                                              RYDEX S&P 500 EQUAL WEIGHT UTILITIES ETF
                                      ---------------------------------------------------------------------------------------
                                          SIX MONTHS
                                               ENDED
                                      APRIL 30, 2011        YEAR ENDED        YEAR ENDED        YEAR ENDED         YEAR ENDED
                                         (UNAUDITED)  OCTOBER 31, 2010  OCTOBER 31, 2009  OCTOBER 31, 2008  OCTOBER 31, 2007*
                                      --------------  ----------------  ----------------  ----------------  -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF
  PERIOD............................      $ 50.27          $ 42.13           $41.18            $ 62.28            $54.91
                                          -------          -------           ------            -------            ------
Net Investment Income**.............         0.95             1.84             1.89               1.81              1.55
Net Realized and Unrealized Gain
  (Loss) on Investments.............         4.14             8.13             0.88             (21.09)             7.38
                                          -------          -------           ------            -------            ------
TOTAL FROM INVESTMENT OPERATIONS....         5.09             9.97             2.77             (19.28)             8.93
                                          -------          -------           ------            -------            ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income...............        (0.91)           (1.83)           (1.82)             (1.82)            (1.56)
                                          -------          -------           ------            -------            ------
NET ASSET VALUE AT END OF PERIOD....      $ 54.45          $ 50.27           $42.13            $ 41.18            $62.28
                                          =======          =======           ======            =======            ======
TOTAL RETURN***.....................        10.22%           24.10%            6.97%            (31.63)%           16.41%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's
  Omitted)..........................      $24,503          $20,110           $8,427            $ 4,118            $6,228
RATIO TO AVERAGE NET ASSETS OF:
Total Expenses......................         0.50%****        0.50%            0.50%              0.50%             0.50%****
Net Investment Income...............         3.72%****        3.95%            4.64%              3.30%             2.59%****
Portfolio Turnover Rate+............           10%              16%              26%                25%               20%



      * The Fund commenced operations on November 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.



See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  77






NOTES TO FINANCIAL STATEMENTS (Unaudited)                         April 30, 2011
--------------------------------------------------------------------------------

1.  ORGANIZATION

Rydex ETF Trust (the "Trust") is an open-end, management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust was organized as a Delaware statutory trust on November 22, 2002. As of April 30, 2011, the Trust offers twenty-five portfolios, each of which represents a separate series of beneficial interest in the Trust (each a "Fund", and collectively, the "Funds"). The financial statements herein relate to the following Funds: Rydex S&P 500 Pure Value ETF, Rydex S&P 500 Pure Growth ETF, Rydex S&P MidCap 400 Pure Value ETF, Rydex S&P 400 Pure Growth ETF, Rydex S&P SmallCap 600 Pure Value ETF, Rydex S&P SmallCap 600 Pure Growth ETF, Rydex S&P 500 Equal Weight Consumer Discretionary ETF, Rydex S&P 500 Equal Weight Consumer Staples ETF, Rydex S&P 500 Equal Weight Energy ETF, Rydex S&P 500 Equal Weight Financials ETF, Rydex S&P 500 Equal Weight Health Care ETF, Rydex S&P 500 Equal Weight Industrials ETF, Rydex S&P 500 Equal Weight Materials ETF, Rydex S&P 500 Equal Weight Technology ETF and Rydex S&P 500 Equal Weight Utilities ETF. Rydex S&P 500 Pure Value ETF, Rydex S&P 500 Pure Growth ETF, Rydex S&P MidCap 400 Pure Value ETF, Rydex S&P MidCap 400 Pure Growth ETF, Rydex S&P SmallCap 600 Pure Value ETF and Rydex S&P SmallCap 600 Pure Growth ETF commenced operations on March 1, 2006. Rydex S&P 500 Equal Weight Consumer Discretionary ETF, Rydex S&P 500 Equal Weight Consumer Staples ETF, Rydex S&P 500 Equal Weight Energy ETF, Rydex S&P 500 Equal Weight Financials ETF, Rydex S&P 500 Equal Weight Health Care ETF, Rydex S&P 500 Equal Weight Industrials ETF, Rydex S&P 500 Equal Weight Materials ETF, Rydex S&P 500 Equal Weight Technology ETF and Rydex S&P 500 Equal Weight Utilities ETF commenced operations on November 1, 2006.

The Funds' investment objective is to replicate as closely as possible, before fees and expenses, the daily performance of an index representing publicly traded equity securities (the "Underlying Index"). The Rydex S&P 500 Pure Value ETF tracks the S&P 500 Pure Value Index, the Rydex S&P 500 Pure Growth ETF tracks the S&P 500 Pure Growth Index, the Rydex S&P MidCap 400 Pure Value ETF tracks the S&P MidCap 400 Pure Value Index, the Rydex S&P MidCap 400 Pure Growth ETF tracks the S&P MidCap 400 Pure Growth Index, the Rydex S&P SmallCap 600 Pure Value ETF tracks the S&P SmallCap 600 Pure Value Index, the Rydex S&P SmallCap 600 Pure Growth ETF tracks the S&P SmallCap 600 Pure Growth Index, the Rydex S&P 500 Equal Weight Consumer Discretionary ETF tracks the S&P 500 Equal Weight Consumer Discretionary Index, the Rydex S&P 500 Equal Weight Consumer Staples ETF tracks the S&P 500 Equal Weight Consumer Staples Index, the Rydex S&P 500 Equal Weight Energy ETF tracks the S&P 500 Equal Weight Energy Index, the Rydex S&P 500 Equal Weight Financials ETF tracks the S&P 500 Equal Weight Financials Index, the Rydex S&P 500 Equal Weight Health Care ETF tracks the S&P 500 Equal Weight Health Care Index, the Rydex S&P 500 Equal Weight Industrials ETF tracks the S&P 500 Equal Weight Industrials Index, the Rydex S&P 500 Equal Weight Materials ETF tracks the S&P 500 Equal Weight Materials Index, the Rydex S&P 500 Equal Weight Technology ETF tracks the S&P 500 Equal Weight Information Technology Index and the Rydex S&P 500 Equal Weight Utilities ETF tracks the S&P 500 Equal Weight Telecommunication Services & Utilities Index. The Funds seek to achieve their objective by investing in common stocks that comprise the Underlying Index. The Funds use a "replication" strategy to track the Underlying Index. "Replication" refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index.

The Funds operate as index funds and are not actively managed. Adverse performance of a security in the Funds' portfolio will ordinarily not result in the elimination of the security from the Funds' portfolio.

The Funds issue and redeem shares on a continuous basis, at Net Asset Value per share ("NAV"), only in aggregation of 50,000 shares called a "Creation Unit". Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index.

2.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosures at the date of the financial statements and accompanying notes and the reported amounts of increases and decreases in net assets from operations during the reporting period. Management believes that the estimates utilized in preparing the Funds' financial statements are reasonable and prudent; however, actual results could differ from these estimates.

A. SECURITY VALUATION

Securities listed on a domestic securities exchange are valued based on the last sale price as of the close of regular trading hours on the New York Stock Exchange ("NYSE") or, in the absence of recorded sales, are valued at the most recent bid price. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price. The Funds invest in money market mutual funds, which are valued at their NAV.

78




NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
--------------------------------------------------------------------------------


Securities, for which market quotations are not readily available, including investments that are subject to limitations as to their sale, are valued at fair value as determined in good faith by Security Global Investors, an affiliated entity, which acts as the Funds' investment advisor (the "Advisor"), in accordance with procedures adopted by the Board of Trustees. In determining fair value, consideration is given to market conditions, relative benchmarks and other financial data.

B. SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from portfolio fund transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, net of foreign tax withholdings. Interest income is recorded on the accrual basis. Distributions received from investments in real estate investment trusts ("REITs") are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

C. REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements with financial institutions. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund's money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by Security Global Investors. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercising of the Funds right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Funds could suffer a loss. It is the current policy of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Funds, amounts to more than 15% of the Funds net assets. The investments of the Funds in repurchase agreements, at times, may be substantial when, in the view of Security Global Investors, liquidity or other considerations so warrant. For the six months ended April 30, 2011, the Funds had not engaged in repurchase agreement transactions.

D. FEDERAL INCOME TAXES

The Funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income and capital gains, if any, to the shareholders within the allowable time limits. Therefore, no provision for Federal income taxes is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken on Federal income tax returns for all open tax years (fiscal years 2007 -- 2010), and has concluded that no provision for income tax was required in the Funds' financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for in-kind redemptions, distributions in excess of current year earnings, excise taxes paid, income reclassifications from REITs and losses deferred due to wash sales.

For the six months ended April 30, 2011, the Funds realized net capital gains resulting from in-kind redemptions and other transactions. Because gains from in-kind redemptions are non-taxable to the Funds, and are not distributed to existing Fund shareholders, the gains are reclassified from accumulated net realized gains to paid-in-capital at the end of the Funds' tax year. These reclassifications have no effect on net assets or NAV. The in-kind net capital gains for the period ended April 30, 2011 are disclosed in the Fund's Statement of Operations.

                                                          SEMI-ANNUAL REPORT  79





NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
--------------------------------------------------------------------------------


At April 30, 2011, the identified cost of investments in securities owned by each Fund for Federal income tax purposes and the gross unrealized appreciation and depreciation were as follows:

                                                                   GROSS          GROSS   NET UNREALIZED
                                                              UNREALIZED     UNREALIZED     APPRECIATION
                                          IDENTIFIED COST   APPRECIATION   DEPRECIATION   (DEPRECIATION)
                                          ---------------   ------------   ------------   --------------
Rydex S&P 500 Pure Value ETF............    $104,331,211    $ 13,098,495    $(1,348,897)   $ 11,749,598
Rydex S&P 500 Pure Growth ETF...........     223,271,090      43,241,127     (1,920,964)     41,320,163
Rydex S&P MidCap 400 Pure Value ETF.....      55,374,669       6,689,474     (1,918,609)      4,770,865
Rydex S&P MidCap 400 Pure Growth ETF....     569,183,983     110,544,259     (8,837,251)    101,707,008
Rydex S&P SmallCap 600 Pure Value ETF...      88,945,122       8,110,969     (6,893,661)      1,217,308
Rydex S&P SmallCap 600 Pure Growth ETF..      28,475,939       7,307,609       (580,727)      6,726,882
Rydex S&P 500 Equal Weight Consumer
  Discretionary ETF.....................      20,308,336       5,249,320       (464,927)      4,784,393
Rydex S&P 500 Equal Weight Consumer
  Staples ETF...........................      15,127,530       3,792,820        (20,419)      3,772,401
Rydex S&P 500 Equal Weight Energy ETF...     110,402,472      13,824,386       (140,806)     13,683,580
Rydex S&P 500 Equal Weight Financials
  ETF...................................      17,239,886       2,314,524       (442,598)      1,871,926
Rydex S&P 500 Equal Weight Health Care
  ETF...................................      49,963,690       5,228,116     (1,081,154)      4,146,962
Rydex S&P 500 Equal Weight Industrials
  ETF...................................      37,919,893      12,370,108        (12,672)     12,357,436
Rydex S&P 500 Equal Weight Materials
  ETF...................................      38,017,535      12,884,158             --      12,884,158
Rydex S&P 500 Equal Weight Technology
  ETF...................................     122,936,557      23,877,383     (2,361,525)     21,515,858
Rydex S&P 500 Equal Weight Utilities
  ETF...................................      21,098,946       3,494,758       (140,428)      3,354,330


E. FAIR VALUE MEASUREMENT

In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds' investments. The inputs are summarized in the three broad levels listed below:

     Level 1 -- quoted prices in active markets for identical securities. The types of assets and liabilities carried at Level 1 fair value generally are government and agency securities, equities listed in active markets and stock index futures.

     Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). The types of assets and liabilities carried at Level 2 fair value generally are domestic equity index swaps and short term securities with maturities of 60 days or less, including repurchase agreements.

     Level 3 -- significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Transfers between investment Levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

80




NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
--------------------------------------------------------------------------------


The following table summarizes the inputs used to value the Funds' net assets as of April 30, 2011:

                                                  LEVEL 1         LEVEL 2         LEVEL 3
                                              INVESTMENTS     INVESTMENTS     INVESTMENTS
FUND                                        IN SECURITIES   IN SECURITIES   IN SECURITIES          TOTAL
----                                        -------------   -------------   -------------   ------------
ASSETS
Rydex S&P 500 Pure Value ETF..............   $116,080,809        $--             $--        $116,080,809
Rydex S&P 500 Pure Growth ETF.............    264,591,253         --              --         264,591,253
Rydex S&P MidCap 400 Pure Value ETF.......     60,145,534         --              --          60,145,534
Rydex S&P MidCap 400 Pure Growth ETF......    670,890,991         --              --         670,890,991
Rydex S&P SmallCap 600 Pure Value ETF.....     90,162,430         --              --          90,162,430
Rydex S&P SmallCap 600 Pure Growth ETF....     35,202,821         --              --          35,202,821
Rydex S&P 500 Equal Weight Consumer
  Discretionary ETF.......................     25,092,729         --              --          25,092,729
Rydex S&P 500 Equal Weight Consumer
  Staples ETF.............................     18,899,931         --              --          18,899,931
Rydex S&P 500 Equal Weight Energy ETF.....    124,086,052         --              --         124,086,052
Rydex S&P 500 Equal Weight Financial ETF..     19,111,812         --              --          19,111,812
Rydex S&P 500 Equal Weight Health Care
  ETF.....................................     54,110,652         --              --          54,110,652
Rydex S&P 500 Equal Weight Industrials
  ETF.....................................     50,277,329         --              --          50,277,329
Rydex S&P 500 Equal Weight Materials ETF..     50,901,693         --              --          50,901,693
Rydex S&P 500 Equal Weight Technology
  ETF.....................................    144,452,415         --              --         144,452,415
Rydex S&P 500 Equal Weight Utilities ETF..     24,453,276         --              --          24,453,276


For the six months ended April 30, 2011, there were no Level 3 Investments.

The Funds disclose information about transfers in and out of all Levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy. Purchases, sales, issuances and settlements are shown on a gross basis in a Level 3 roll forward rather than as one net number.

For the six months ended April 30, 2011, there were no securities transferred between any levels.

F. DIVIDENDS AND DISTRIBUTIONS

Distributions of net investment income and net realized capital gains, if any, are declared at least annually and recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.

G. RISK AND UNCERTAINTIES

The Funds invest in various investments which are exposed to risk, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect amounts reported in the financial statements. The Rydex S&P 500 Equal Weight Sector ETFs are non-diversified funds, subjecting them to a greater risk than funds that are diversified.

H. RISK DISCLOSURE

Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience the Funds expect the risk of loss to be remote.

3.  ADVISORY, ADMINISTRATION AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor determines the composition of the portfolio of securities that must be delivered in exchange for the issuance of Creation Units and periodically adjusts the composition of the portfolio of the Funds to conform to changes in the composition of the relevant

                                                          SEMI-ANNUAL REPORT  81





NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
--------------------------------------------------------------------------------



index. For these services, the Advisor receives a management fee at the annual rate shown below of the average daily net assets of the Funds.

                                                                      ADVISORY FEE
                                                                      ------------
Rydex S&P 500 Pure Value ETF........................................      0.35%
Rydex S&P 500 Pure Growth ETF.......................................      0.35%
Rydex S&P MidCap 400 Pure Value ETF.................................      0.35%
Rydex S&P MidCap 400 Pure Growth ETF................................      0.35%
Rydex S&P SmallCap 600 Pure Value ETF...............................      0.35%
Rydex S&P SmallCap 600 Pure Growth ETF..............................      0.35%
Rydex S&P 500 Equal Weight Consumer Discretionary ETF...............      0.50%
Rydex S&P 500 Equal Weight Consumer Staples ETF.....................      0.50%
Rydex S&P 500 Equal Weight Energy ETF...............................      0.50%
Rydex S&P 500 Equal Weight Financials ETF...........................      0.50%
Rydex S&P 500 Equal Weight Health Care ETF..........................      0.50%
Rydex S&P 500 Equal Weight Industrials ETF..........................      0.50%
Rydex S&P 500 Equal Weight Materials ETF............................      0.50%
Rydex S&P 500 Equal Weight Technology ETF...........................      0.50%
Rydex S&P 500 Equal Weight Utilities ETF............................      0.50%


The Advisor pays all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except: interest, taxes, distribution fees or expenses and extraordinary expenses.

Under an Administration Agreement, State Street Bank and Trust Company (the "Administrator") provides various administrative and accounting services for the maintenance and operations of the Funds. Under a Custodian Agreement with the Trust, the Administrator maintains cash, securities and other assets of the Trust and the Funds in separate accounts for each Fund, keeps all necessary accounts and records, and provides other services. The Administrator is required, upon the order of the Trust, to deliver securities held by the Custodian and to make payments for securities purchased by the Trust for the Funds. Pursuant to a Transfer Agency and Service Agreement with the Trust, the Administrator acts as a transfer agent for the Trust's authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. The Advisor compensates the Administrator directly for the foregoing services.

The Funds have adopted a Distribution Plan (the "Plan") that allows the Funds to pay distribution fees to Rydex Distributors, LLC, an affiliated entity, (the "Distributor") and other firms that provide distribution services ("Service Providers"). If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor will, in turn, pay the Service Provider out of its fees. No such fee is currently charged to the Funds.

4.  CAPITAL

At April 30, 2011, there were an unlimited number of no par value shares of beneficial interest authorized. There is a minimum transaction fee per transaction to those persons purchasing or redeeming Creation Units. An additional charge of up to three times the standard transaction fee may be imposed for purchases and redemptions effected outside the National Securities Clearing Corporation usual clearing process or for cash. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to

82




NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
--------------------------------------------------------------------------------



equate the transaction to the NAV of the Fund on the transaction date. Transaction fees are not charged to or paid by the Funds. The minimum transaction fees are:

                                                                            MINIMUM
                                                                    TRANSACTION FEE
                                                                    ---------------
Rydex S&P 500 Pure Value ETF......................................       $1,000
Rydex S&P 500 Pure Growth ETF.....................................        1,000
Rydex S&P MidCap 400 Pure Value ETF...............................          750
Rydex S&P MidCap 400 Pure Growth ETF..............................          750
Rydex S&P SmallCap 600 Pure Value ETF.............................        1,000
Rydex S&P SmallCap 600 Pure Growth ETF............................        1,000
Rydex S&P 500 Equal Weight Consumer Discretionary ETF.............          750
Rydex S&P 500 Equal Weight Consumer Staples ETF...................          500
Rydex S&P 500 Equal Weight Energy ETF.............................          500
Rydex S&P 500 Equal Weight Financials ETF.........................          750
Rydex S&P 500 Equal Weight Health Care ETF........................          500
Rydex S&P 500 Equal Weight Industrials ETF........................          500
Rydex S&P 500 Equal Weight Materials ETF..........................          500
Rydex S&P 500 Equal Weight Technology ETF.........................          750
Rydex S&P 500 Equal Weight Utilities ETF..........................          500


5.  INVESTMENT TRANSACTIONS

For the six months ended April 30, 2011, the Funds had investment transactions in-kind associated with subscriptions and redemptions as follows:

                                                             SUBSCRIPTIONS   REDEMPTIONS
                                                             -------------   -----------
Rydex S&P 500 Pure Value ETF...............................   $ 45,538,393   $ 1,525,299
Rydex S&P 500 Pure Growth ETF..............................     97,939,360    15,343,717
Rydex S&P MidCap 400 Pure Value ETF........................     10,606,700     1,589,326
Rydex S&P MidCap 400 Pure Growth ETF.......................    300,812,239    31,965,211
Rydex S&P SmallCap 600 Pure Value ETF......................     14,034,153    27,267,649
Rydex S&P SmallCap 600 Pure Growth ETF.....................     12,326,290            --
Rydex S&P 500 Equal Weight Consumer Discretionary ETF......             --     4,774,188
Rydex S&P 500 Equal Weight Consumer Staples ETF............      2,919,726            --
Rydex S&P 500 Equal Weight Energy ETF......................     95,685,765            --
Rydex S&P 500 Equal Weight Financials ETF..................      5,658,200     5,557,886
Rydex S&P 500 Equal Weight Health Care ETF.................     26,151,516    35,220,583
Rydex S&P 500 Equal Weight Industrials ETF.................      5,508,736     5,570,045
Rydex S&P 500 Equal Weight Materials ETF...................      9,279,454            --
Rydex S&P 500 Equal Weight Technology ETF..................     42,665,794     3,000,994
Rydex S&P 500 Equal Weight Utilities ETF...................      2,537,395            --


Purchases and sales of investment securities (excluding short-term investments, U.S. government and government agency obligations) for the Funds were as follows:

                                                                PURCHASES          SALES
                                                             ------------   ------------
Rydex S&P 500 Pure Value ETF...............................  $ 24,379,053   $ 19,512,119
Rydex S&P 500 Pure Growth ETF..............................    48,559,938     72,565,857
Rydex S&P MidCap 400 Pure Value ETF........................    20,109,633     20,889,155
Rydex S&P MidCap 400 Pure Growth ETF.......................   226,476,702    180,065,598
Rydex S&P SmallCap 600 Pure Value ETF......................    56,042,773     56,854,149
Rydex S&P SmallCap 600 Pure Growth ETF.....................    10,392,158      8,797,726
Rydex S&P 500 Equal Weight Consumer Discretionary ETF......     2,959,565      3,679,183
Rydex S&P 500 Equal Weight Consumer Staples ETF............     1,260,649      1,049,123
Rydex S&P 500 Equal Weight Energy ETF......................     5,278,895      6,074,175
Rydex S&P 500 Equal Weight Financials ETF..................     1,741,334      1,698,778
Rydex S&P 500 Equal Weight Health Care ETF.................     6,515,280      7,646,629
Rydex S&P 500 Equal Weight Industrials ETF.................     3,385,817      4,262,034
Rydex S&P 500 Equal Weight Materials ETF...................     4,267,182      4,422,942
Rydex S&P 500 Equal Weight Technology ETF..................    16,414,196     16,186,063
Rydex S&P 500 Equal Weight Utilities ETF...................     2,506,327      2,457,839

                                                          SEMI-ANNUAL REPORT  83





NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)
--------------------------------------------------------------------------------


There were no purchases or sales of U.S. government or government agency obligations for the six months ended April 30, 2011.

6.  NEW ACCOUNTING PRONOUNCEMENT

In May 2011, the Financial Accounting Standards Board issued an Accounting Standards Update (ASU 2011-4), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented in Note E. The new disclosures and clarifications of existing disclosures are generally effective during interim and annual periods beginning after December 15, 2011. Management is evaluating the impact of this update on its current disclosures.

7.  NAME CHANGES

Effective March 1, 2011, the Rydex S&P Equal Weight Consumer Discretionary ETF, the Rydex S&P Equal Weight Consumer Staples ETF, the Rydex S&P Equal Weight Energy ETF, the Rydex S&P Equal Weight Financials ETF, the Rydex S&P Equal Weight Health Care ETF, the Rydex S&P Equal Weight Industrials ETF, the Rydex S&P Equal Weight Materials ETF, the Rydex S&P Equal Weight Technology ETF and the Rydex S&P Equal Weight Utilities ETF, changed their Fund names to Rydex S&P 500 Equal Weight Consumer Discretionary ETF, Rydex S&P 500 Equal Weight Consumer Staples ETF, Rydex S&P 500 Equal Weight Energy ETF, Rydex S&P 500 Equal Weight Financials ETF, Rydex S&P 500 Equal Weight Health Care ETF, Rydex S&P 500 Equal Weight Industrials ETF, Rydex S&P 500 Equal Weight Materials ETF, Rydex S&P 500 Equal Weight Technology ETF and Rydex S&P 500 Equal Weight Utilities ETF, respectively. The name change did not have any impact on the Funds' investment objectives, tickers or CUSIPS.

84





SUPPLEMENTAL INFORMATION (Unaudited)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov. Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, 2010 is also available, without charge and upon request, by (i) calling 1-800-820-0888; or accessing the Trust's Form N-PX on the SEC's website at, http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES INFORMATION

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.

OFFICE LOCATIONS

The offices of Security Global Investors, LLC can be found in the following locations:

40 East 52nd Street
16th Floor
New York, NY 10022
(Headquarters)

Four Irvington Centre
805 King Farm Boulevard
Suite 600
Rockville, MD 20850

9401 Indian Creek Parkway
40 Corporate Woods
Suite 850
Overland Park, KS 66210

                                                          SEMI-ANNUAL REPORT  85





INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)
--------------------------------------------------------------------------------

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.

All Trustees and Officers may be reached c/o Rydex Investments, 805 King Farm Blvd., Suite 600, Rockville, MD 20850.

INDEPENDENT TRUSTEES


                                     LENGTH OF SERVICE
   NAME, POSITION AND                   AS TRUSTEE                   NUMBER OF FUNDS
     YEAR OF BIRTH                     (YEAR BEGAN)                     OVERSEEN
-----------------------  ----------------------------------------   ----------------
JOHN O. DEMARET                  Rydex Series Funds - 1997                 148
Trustee, Chairman of            Rydex Variable Trust - 1998
the Board (1940)                Rydex Dynamic Funds - 1999
                                  Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired

                                ---------------------

COREY A. COLEHOUR                Rydex Series Funds - 1993                 148
Trustee (1945)                  Rydex Variable Trust - 1998
                                Rydex Dynamic Funds - 1999
                                  Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2006 to present); Owner and
President of Schield Management Company, registered investment adviser (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield Management
Company, registered investment adviser (1985 to 2005)

                                ---------------------

J. KENNETH DALTON                Rydex Series Funds - 1995                 148
Trustee (1941)                  Rydex Variable Trust - 1998
                                Rydex Dynamic Funds - 1999
                                  Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Mortgage Banking Consultant and
Investor, The Dalton Group

                                ---------------------

WERNER E. KELLER                 Rydex Series Funds - 2005                 148
Trustee (1940)                  Rydex Variable Trust - 2005
                                Rydex Dynamic Funds - 2005
                                  Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2001 to present); Chairman,
Centurion Capital Management (1991 to 2001)

                                ---------------------

THOMAS F. LYDON, JR.             Rydex Series Funds - 2005                 148
Trustee (1960)                  Rydex Variable Trust - 2005
                                Rydex Dynamic Funds - 2005
                                  Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: President, Global Trends Investments

                                ---------------------

PATRICK T. MCCARVILLE            Rydex Series Funds - 1997                 148
Trustee (1942)                  Rydex Variable Trust - 1998
                                Rydex Dynamic Funds - 1999
                                  Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Founder and Chief Executive Officer,
Par Industries, Inc.

                                ---------------------

ROGER SOMERS                     Rydex Series Funds - 1993                 148
Trustee (1944)                  Rydex Variable Trust - 1998
                                Rydex Dynamic Funds - 1999
                                  Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Owner, Arrow Limousine

------------------------------------------------------------------------------------

86




INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)
--------------------------------------------------------------------------------

EXECUTIVE OFFICERS


            NAME, POSITION AND               PRINCIPAL OCCUPATIONS DURING PAST FIVE
              YEAR OF BIRTH                                  YEARS
-----------------------------------------  -----------------------------------------
RICHARD M. GOLDMAN*                        President of Rydex Series Funds, Rydex
President (1961)                           Variable Trust, Rydex Dynamic Funds and
                                           Rydex ETF Trust (2009 to present); Chief
                                           Executive Officer and Director of Rydex
                                           Investments (2009 to present); President,
                                           Chief Executive Officer and Director of
                                           Rydex Distributors, Inc. (2009 to
                                           present); President and Chief Executive
                                           Officer of Rydex Holdings, LLC (2009 to
                                           present); Senior Vice President of
                                           Security Benefit Corp. (2007 to present);
                                           Director of First Security Benefit Life
                                           and Annuity Insurance Company of New York
                                           (2007 to present); Director of Security
                                           Distributors, Inc. (2007 to present);
                                           President of Security Investors, LLC
                                           (2007 to present); Manager and President
                                           of Security Global Investors, LLC (2007
                                           to present); Managing Member of R.M.
                                           Goldman Partners, LLC (2006 to 2007)

MICHAEL P. BYRUM*                          Vice President of Rydex Series Funds
Vice President (1970)                      (1997 to present); Vice President of
                                           Rydex Variable Trust (1998 to present);
                                           Vice President of Rydex Dynamic Funds
                                           (1999 to present); President of Rydex
                                           Investments (2004 to present); Chief
                                           Investment Officer of Rydex Investments
                                           (2006 to present); Secretary of Rydex
                                           Investments (2002 to present); Director
                                           of Rydex Investments (2008 to present);
                                           Chief Investment Officer of Rydex
                                           Holdings, LLC (2008 to present); Vice
                                           President of Rydex Distributors, Inc.
                                           (2009 to present); Manager of Rydex
                                           Specialized Products, LLC (2005 to
                                           present); Secretary of Rydex Specialized
                                           Products, LLC (2005 to 2008); Trustee of
                                           Rydex Series Funds, Rydex Variable Trust
                                           and Rydex Dynamic Funds (2005 to 2009);
                                           Vice President of Rydex ETF Trust (2002
                                           to present); President and Trustee of
                                           Rydex Capital Partners SPhinX Fund (2003
                                           to 2007)



NIKOLAOS BONOS*                            Vice President and Treasurer of Rydex
Vice President and Treasurer (1963)        Series Funds, Rydex Variable Trust, Rydex
                                           Dynamic Funds and Rydex ETF Trust (2003
                                           to present); Senior Vice President of
                                           Rydex Investments (2006 to present);
                                           Chief Executive Officer of Rydex
                                           Specialized Products, LLC (2009 to
                                           present); Chief Financial Officer of
                                           Rydex Specialized Products, LLC (2005 to
                                           2009); Vice President and Treasurer of
                                           Rydex Capital Partners SPhinX Fund (2003
                                           to 2006)

JOANNA M. HAIGNEY*                         Chief Compliance Officer of Rydex Series
Chief Compliance Officer and Secretary     Funds, Rydex Variable Trust, and Rydex
(1966)                                     Dynamic Funds (2004 to present);
                                           Secretary of Rydex Series Funds, Rydex
                                           Variable Trust, Rydex Dynamic Funds (2000
                                           to present); Secretary of Rydex ETF Trust
                                           (2002 to present); Chief Compliance
                                           Officer of Rydex Investments (2005 to
                                           present) Vice President of Compliance of
                                           Rydex Investments (2006 to present);
                                           Director of Rydex Distributors, Inc.
                                           (2009 to present); Secretary of Rydex
                                           Capital Partners SPhinX Fund (2003 to
                                           2006)

KEITH FLETCHER*                            Vice President of Rydex Series Funds,
Vice President (1958)                      Rydex Variable Trust, Rydex Dynamic Funds
                                           and Rydex ETF Trust (2009 to present);
                                           Vice President of Rydex Investments (2009
                                           to present); Vice President of Rydex
                                           Specialized Products, LLC (2009 to
                                           present); Vice President and Director of
                                           Rydex Distributors, Inc. (2009 to
                                           present); Vice President of Security
                                           Global Investors, LLC (2009 to present)

                                                          SEMI-ANNUAL REPORT  87





INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)
--------------------------------------------------------------------------------

EXECUTIVE OFFICERS (concluded)



            NAME, POSITION AND               PRINCIPAL OCCUPATIONS DURING PAST FIVE
              YEAR OF BIRTH                                  YEARS
-----------------------------------------  -----------------------------------------
AMY LEE*                                   Vice President and Assistant Secretary of
Vice President and                         Rydex Series Funds,
Assistant Secretary (1960)                 Rydex Variable Trust, Rydex Dynamic Funds
                                           and Rydex ETF
                                           Trust (2009 to present); Secretary of
                                           Rydex Distributors, Inc.
                                           (2008 to present); Chief Compliance
                                           Officer of Rydex
                                           Distributors, Inc. (2008 to 2009); Vice
                                           President, Associate
                                           General Counsel and Assistant Secretary
                                           of Security Benefit
                                           Corp. (2005 to present); Vice President,
                                           Associate General
                                           Counsel and Assistant Secretary of
                                           Security Benefit Life
                                           Insurance Co. (2004 to present);
                                           Assistant General Counsel of
                                           First Security Benefit Life and Annuity
                                           Company of New York
                                           (2004 to present); Chief Compliance
                                           Officer and Secretary of
                                           Security Distributors, Inc. (2004 to
                                           present); Secretary of
                                           Security Global Investors, Inc. (2007 to
                                           present);

JOSEPH ARRUDA*                             Assistant Treasurer of Rydex Series
Assistant Treasurer (1966)                 Funds, Rydex Variable Trust, Rydex
                                           Dynamic Funds and Rydex ETF Trust (2006
                                           to present); Senior Vice President of
                                           Rydex Investments (2008 to present); Vice
                                           President of Rydex Investments (2004 to
                                           2008); Manager and Chief Financial
                                           Officer of Rydex Specialized Products,
                                           LLC (2009 to present)



* Officers of the Funds are deemed to be "interested persons" of the Trust, within the meaning of Section 2(a) (19) of the 1940 Act, inasmuch as this person is affiliated with Rydex Investments.

(RYDEX SGI LOGO)

805 KING FARM BLVD
SUITE 600
ROCKVILLE, MD 20850
800.820.0888
www.rydex-sgi.com




ETF2-SEMI-0411X1011

                                                                  April 30, 2011
                                              RYDEX ETF TRUST SEMI-ANNUAL REPORT

                                     RYDEX 2x S&P 500 ETF (NYSE Arca, Inc.: RSU)

                             RYDEX INVERSE 2x S&P 500 ETF (NYSE Arca, Inc.: RSW)




(RYDEX SGI LOGO)                                       (RYDEX SGI LOGO)

                                                          SEMI-ANNUAL REPORT   1





 TABLE OF CONTENTS
--------------------------------------------------------------------------------


LETTER TO OUR SHAREHOLDERS...............................................    2

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS...............................    4

FEES & EXPENSES..........................................................    5

PREMIUM AND DISCOUNT INFORMATION.........................................    6

PORTFOLIO SUMMARY........................................................    7

SCHEDULE OF INVESTMENTS..................................................    8

STATEMENT OF ASSETS AND LIABILITIES......................................   15

STATEMENT OF OPERATIONS..................................................   16

STATEMENTS OF CHANGES IN NET ASSETS......................................   17

FINANCIAL HIGHLIGHTS.....................................................   18

NOTES TO FINANCIAL STATEMENTS............................................   20

SUPPLEMENTAL INFORMATION.................................................   27

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS............................   28

2





LETTER TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

The equity market rise that began shortly after the depths of the financial crisis in 2008 continued through the six months ending April 30, 2011. Investors appeared hopeful the economic recovery was becoming self-sustaining, in spite of an assortment of first quarter 2011 shocks that ranged from higher oil prices to turmoil in the Mid East to the effects of the natural disaster in Japan. Assurance from the Fed that it was not going to immediately reverse its loose monetary policy, and that inflation was transitory, helped drive stocks at April's end to their highest level since just before the Lehman Brothers collapse in September 2008.

Clouding the picture, however, were reports of a slower rate of U.S. output and uncertainty over the expected conclusion of the Fed's quantitative easing program in June. The infusion of liquidity helped stocks rise 30% since last August and 20% over six months ending in April. As investors searching for higher yields increasingly took on credit risk over the past year, many bond sectors also benefited, particularly investment grade corporate bonds and high-yield bonds. Yields on the benchmark 10-year Treasury, meanwhile, have been sliding since December, reflecting increasingly weaker economic data and the potential for Treasuries to benefit from the end of the Fed's bond buying. In April, Standard & Poor's cut its outlook for U.S. sovereign debt for the first time since it started rating it 70 years ago, highlighting the hit to U.S. creditworthiness brought about by unfunded government tax cuts and spending programs, along with fiscal stimulus during the recession that have added significantly to the nation's debt.

April meeting minutes revealed that the Fed's next moves to maintain the economy would be to reduce its balance sheet and then consider whether to begin raising rates. But it also indicated it was in no hurry to make a move, particularly since it believed the recent run-up in commodity prices would not lead to a sustained increase in inflation. It has held short-term rates near zero since December 2008.

Some analysts believe the end of quantitative easing could lead to more caution in the markets, a view supported by weaker-than-expected U.S. GDP figures in late April that showed the economy grew at an annual rate of 1.8% in the first quarter of 2011, compared with estimates of around 2%. The rate was 3.1% for the fourth quarter of 2010. Although some corners of the economy are showing strength, such as job creation and export growth, stronger gains may be needed to help encourage households to spend freely. Unemployment remains stubbornly high at around 9%, while the prices of houses keep falling and sales are down, keeping consumers on edge.

Investors in global markets, meanwhile, are increasingly concerned about the potential for soaring food and energy prices to derail global economic recovery. The International Monetary Fund said global economic growth would slow to 4.5% this year, down from 5% last year. Through the first four months of 2011, stocks in overseas developed markets have risen less than counterparts in the U.S., while emerging markets stocks have also underperformed. Central banks throughout the emerging world have begun hiking rates in an effort to slow inflation, while China has been tapping the brakes on too-fast growth in its economy. Such moves contributed to a slowing in commodity price rises at the beginning of May, after a rapid rise over the prior 12 months.

The price of a barrel of oil rose above $100 in the first quarter of 2011 for the first time since 2008. The higher price of oil as a production cost caused the prices of many metals to slip in early 2011, aided by a pullback in demand due to the Japanese earthquake or China's efforts to slow lending. Gold spent much of the first quarter of 2011 in negative territory, but has turned in a spectacular climb over the past 12 months, rising above $1,500 an ounce in mid-April for the first time. Gold traders said bullion bets have increased as investors question central banks' ability to successfully manage the withdrawal of stimulus policies put in place during the financial crisis.

Helped largely by the Fed's liberal monetary policy, the dollar has lost value against most every other global currency over the past few months, as the value of the dollar against a basket of other currencies fell to a four-decade low. Some strategists believe the dollar may be poised to rally, benefiting from hints at possible Fed tightening.

U.S. economic growth, while not robust, has proven strong enough to overcome some major shocks in the past year. Many market observers, citing recent data on unemployment, housing and inflation, say the economy remains fragile. Others believe the economy is moving into a more mature phase and will continue to expand, although at a lower level than is customary after a major recession. Despite indicators of slowing in the U.S. and Europe, a new recession in Japan and renewed worries about sovereign debt in the eurozone, equity markets are still being buoyed by solid earnings, reasonable valuations and accommodative monetary policy.

                                                          SEMI-ANNUAL REPORT   3






--------------------------------------------------------------------------------


At Rydex|SGI, our products are designed to help investors navigate uncertain markets, including hedging or augmenting exposures to the equity or fixed-income markets, or introducing alternative assets and strategies to portfolios for overall diversification(1). Thank you for the trust you place in us.

Sincerely,

-s- Michael Byrum
Michael Byrum
President & Chief Investment Officer

Performance displayed represents past performance which is no guarantee of future results. Of course, fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call us at 800.820.0888 or visit www.rydex-sgi.com.

READ EACH FUND'S PROSPECTUS AND SUMMARY PROSPECTUS (IF AVAILABLE) CAREFULLY BEFORE INVESTING. IT CONTAINS THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES, EXPENSES AND OTHER INFORMATION, WHICH SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING. OBTAIN A PROSPECTUS AND SUMMARY PROSPECTUS (IF AVAILABLE) AT WWW.RYDEX-SGI.COM OR CALL 800.820.0888

RYDEX|SGI FUNDS ARE DISTRIBUTED BY RYDEX DISTRIBUTORS, LLC (RDL). Security Investors, LLC (SI) is a registered investment advisor, and does business as Security Global Investors(R) and Rydex Investments. SI and RDL are affiliates and are subsidiaries of Security Benefit Corporation, which is wholly owned by Guggenheim SBC Holdings, LLC, a special purpose entity managed by an affiliate of Guggenheim Partners, LLC, a diversified financial services firm with more than $100 billion in assets under supervision.


----------
(1) Diversification neither assures a profit not eliminates the risk of experiencing investment losses.

4





A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)
--------------------------------------------------------------------------------

The Funds described in this report are benchmarked daily to leveraged or inverse versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

AN EXAMPLE OF COMPOUNDING
For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6% gain and an expectation that the fund will rise by 9%. On the same day, the fund's Net Asset Value ("NAV") increases from $10.00 to $10.90 for a gain of 9.0% -- in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

                                     INDEX         INDEX          FUND     FUND          FUND
                                     LEVEL   PERFORMANCE   EXPECTATION      NAV   PERFORMANCE   ASSESSMENT
----------------------------------------------------------------------------------------------------------
Start                                 100                                $10.00
Day 1                                 106        6.00%         9.00%     $10.90       9.00%       In Line
Day 2                                  99       (6.60)%       (9.90)%    $ 9.82      (9.90)%      In Line
Cumulative                                      (1.00)%       (1.50)%                (1.80)%        (0.30)%
----------------------------------------------------------------------------------------------------------



As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds' returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds' holdings consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor's favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

                                                          SEMI-ANNUAL REPORT   5






FEES AND EXPENSES (Unaudited)
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLE
As a shareholder of the Rydex ETF Trust, you incur transaction costs such as creation and redemption fees or brokerage charges, and ongoing costs including advisory fees, trustee fees and, if applicable, distribution fees. All other Trust expenses are paid by the advisor. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example in the table is based on an investment of $1,000 invested on October 31, 2010 and held for the six months ended April 30, 2011.

ACTUAL EXPENSES
The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                         BEGINNING      ENDING              EXPENSES
                                                           ACCOUNT     ACCOUNT           PAID DURING
                                               EXPENSE       VALUE       VALUE     SIX-MONTH PERIOD*
                                                 RATIO    10/31/10     4/30/11   10/31/10 TO 4/30/11
                                               -------   ---------   ---------   -------------------
ACTUAL
  Rydex 2x S&P 500 ETF.......................    0.71%   $1,000.00   $1,337.00          $4.11
  Rydex Inverse 2x S&P 500 ETF...............    0.71%   $1,000.00   $  719.80          $3.03
HYPOTHETICAL (ASSUMING A 5% RETURN BEFORE
  EXPENSES)
  Rydex 2x S&P 500 ETF.......................    0.71%   $1,000.00   $1,021.27          $3.56
  Rydex Inverse 2x S&P 500 ETF...............    0.71%   $1,000.00   $1,021.27          $3.56



--------

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

6





PREMIUM AND DISCOUNT INFORMATION (Unaudited)
--------------------------------------------------------------------------------

The tables that follow present information about the differences between the daily market price on secondary markets for shares of the Funds and each Fund's NAV. Net Asset Value, or "NAV," is the price per share at which a Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The "Market Price" of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the Exchange on which the Fund is listed for trading, as of the time the Fund's NAV is calculated. A Fund's Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply of and demand for shares of the Funds.

Premiums or discounts are the differences (generally expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a positive percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a negative percentage of the NAV.

The following information shows the frequency distribution of premiums and discounts for the Funds. The information shown for each Fund is for the period from inception to April 30, 2011.

Each line in the table shows the number of trading days in which the Funds traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.


                                                                    NUMBER OF DAYS
                                                              --------------------------
                                                                   RYDEX   RYDEX INVERSE
                                                              2X S&P 500      2X S&P 500
   PREMIUM/DISCOUNT RANGE                                            ETF             ETF
----------------------------------------------------------------------------------------
Greater than 30%                                                    1              0
Between 10.01% and 30%                                              0              0
Between 8.01% and 10%                                               0              0
Between 3.01% and 8%                                                7              1
Between 1.01% and 3%                                               17             12
Between .51% and 1%                                                41             36
Between .26% and .5%                                               42             40
Between 0% and .25%                                               316            527
Between -0.01% and -0.25%                                         563            409
Between -0.26% and -0.5%                                           70             39
Between -0.51% and -1%                                             30             20
Between -1.01% and -3%                                             17             16
Between -3.01% and -8%                                              0              4
Between -8.01% and -10%                                             0              0
Between -10.01% and -30%                                            0              0
Less Than -30%                                                      0              0
----------------------------------------------------------------------------------------
Total                                                            1104           1104




                                                               PERCENTAGE OF TOTAL DAYS
                                                              --------------------------
                                                                   RYDEX   RYDEX INVERSE
                                                              2X S&P 500      2X S&P 500
   PREMIUM/DISCOUNT RANGE                                            ETF             ETF
----------------------------------------------------------------------------------------
Greater than 30%                                                  0.09%          0.00%
Between 10.01% and 30%                                            0.00%          0.00%
Between 8.01% and 10%                                             0.00%          0.00%
Between 3.01% and 8%                                              0.63%          0.09%
Between 1.01% and 3%                                              1.54%          1.09%
Between .51% and 1%                                               3.71%          3.26%
Between .26% and .5%                                              3.80%          3.62%
Between 0% and .25%                                              28.62%         47.74%
Between -0.01% and -0.25%                                        51.00%         37.05%
Between -0.26% and -0.5%                                          6.34%          3.53%
Between -0.51% and -1%                                            2.72%          1.81%
Between -1.01% and -3%                                            1.54%          1.45%
Between -3.01% and -8%                                            0.00%          0.36%
Between -8.01% and -10%                                           0.00%          0.00%
Between -10.01% and -30%                                          0.00%          0.00%
Less Than -30%                                                    0.00%          0.00%
----------------------------------------------------------------------------------------
Total                                                           100.00%        100.00%

                                                          SEMI-ANNUAL REPORT   7





RYDEX 2X S&P 500 ETF
PORTFOLIO SUMMARY (Unaudited)                               As of April 30, 2011
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
EXXON MOBIL CORP.                                                          2.81%
APPLE, INC.                                                                2.05%
CHEVRON CORP.                                                              1.41%
GENERAL ELECTRIC CO.                                                       1.39%
INTERNATIONAL BUSINESS MACHINES CORP.                                      1.33%
MICROSOFT CORP.                                                            1.25%
AT&T, INC.                                                                 1.18%
PROCTER & GAMBLE CO.                                                       1.17%
JOHNSON & JOHNSON, INC.                                                    1.16%
JPMORGAN CHASE & CO.                                                       1.14%
------------------------------------------------------------------------------------



SECTOR ALLOCATIONS*

(PIE CHART)

Industrials                                  17.75
Information Technology                       16.83
Financials                                   14.19
Energy                                       12.07
Health Care                                  10.35
Consumer Discretionary                        9.89
Consumer Staples                              9.68
Materials                                     3.42
Utilities                                     3.05
Telecommunication Services                    2.77




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

8




RYDEX 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2011
--------------------------------------------------------------------------------


                                                 MARKET
                                    SHARES        VALUE
-------------------------------------------------------
COMMON STOCKS 79.7%
  AEROSPACE & DEFENSE 2.2%
  Boeing Co.(The).............       4,432     $353,585
  General Dynamics Corp. .....       2,250      163,845
  Goodrich Corp. .............         760       67,161
  Honeywell International,
     Inc. ....................       4,722      289,128
  ITT Corp. ..................       1,108       64,031
  L-3 Communications Holdings,
     Inc. ....................         680       54,529
  Lockheed Martin Corp. ......       1,740      137,895
  Northrop Grumman Corp. .....       1,760      111,954
  Precision Castparts Corp. ..         870      134,433
  Raytheon Co. ...............       2,180      105,839
  Rockwell Collins, Inc. .....         940       59,314
  United Technologies Corp. ..       5,576      499,498
                                            -----------
TOTAL AEROSPACE & DEFENSE                     2,041,212
                                            -----------
  AIR FREIGHT & LOGISTICS 0.8%
  C.H. Robinson Worldwide,
     Inc. ....................       1,000       80,180
  Expeditors International of
     Washington, Inc. ........       1,282       69,574
  FedEx Corp. ................       1,910      182,730
  United Parcel Service,
     Inc. -- Class B..........       5,970      447,571
                                            -----------
TOTAL AIR FREIGHT & LOGISTICS                   780,055
                                            -----------
  AIRLINES 0.1%
  Southwest Airlines Co. .....       4,520       53,110
                                            -----------
TOTAL AIRLINES                                   53,110
                                            -----------
  AUTO COMPONENTS 0.2%
  Goodyear Tire & Rubber
     Co.(The)*................       1,462       26,535
  Johnson Controls, Inc. .....       4,099      168,059
                                            -----------
TOTAL AUTO COMPONENTS                           194,594
                                            -----------
  AUTOMOBILES 0.4%
  Ford Motor Co.*.............      22,873      353,846
  Harley-Davidson, Inc. ......       1,420       52,909
                                            -----------
TOTAL AUTOMOBILES                               406,755
                                            -----------
  BEVERAGES 1.9%
  Brown-Forman Corp. -- Class
     B........................         626       44,985
  Coca-Cola Co.(The)..........      14,013      945,317
  Coca-Cola Enterprises,
     Inc. ....................       2,042       58,013
  Constellation Brands,
     Inc. -- Class A*.........       1,072       24,002
  Dr Pepper Snapple Group,
     Inc. ....................       1,370       53,704
  Molson Coors Brewing
     Co. -- Class B...........         960       46,800
  PepsiCo, Inc. ..............       9,599      661,275
                                            -----------
TOTAL BEVERAGES                               1,834,096
                                            -----------
  BIOTECHNOLOGY 0.9%
  Amgen, Inc.*................       5,704      324,272
  Biogen Idec, Inc.*..........       1,459      142,034
  Celgene Corp.*..............       2,842      167,337
  Cephalon, Inc.*.............         460       35,328
  Gilead Sciences, Inc.*......       4,810      186,820
                                            -----------
TOTAL BIOTECHNOLOGY                             855,791
                                            -----------
  BUILDING PRODUCTS 0.0%(A)
  Masco Corp. ................       2,160       28,987
                                            -----------
TOTAL BUILDING PRODUCTS                          28,987
                                            -----------
  CAPITAL MARKETS 1.9%
  Ameriprise Financial,
     Inc. ....................       1,490       92,469
  Bank of New York Mellon
     Corp. ...................       7,509      217,461
  BlackRock, Inc. ............         580      113,645
  Charles Schwab Corp.(The)...       6,039      110,574
  E*TRADE Financial Corp.*....       1,500       24,360
  Federated Investors,
     Inc. -- Class B..........         560       14,437
  Franklin Resources, Inc. ...         882      113,884
  Goldman Sachs Group,
     Inc.(The)................       3,148      475,380
  Invesco Ltd. ...............       2,780       69,139
  Janus Capital Group, Inc. ..       1,129       13,740
  Legg Mason, Inc. ...........         928       34,475
  Morgan Stanley..............       9,125      238,619
  Northern Trust Corp. .......       1,462       73,085
  State Street Corp. .........       3,040      141,512
  T. Rowe Price Group, Inc. ..       1,569      100,808
                                            -----------
TOTAL CAPITAL MARKETS                         1,833,588
                                            -----------
  CHEMICALS 1.7%
  Air Products & Chemicals,
     Inc. ....................       1,300      124,176
  Airgas, Inc. ...............         456       31,669
  CF Industries Holdings,
     Inc. ....................         426       60,300
  Dow Chemical Co.(The).......       7,001      286,971
  Du Pont (E.I.) de Nemours &
     Co. .....................       5,514      313,140
  Eastman Chemical Co. .......         430       46,117
  Ecolab, Inc. ...............       1,410       74,392
  FMC Corp. ..................         436       38,490
  International Flavors &
     Fragrances, Inc. ........         482       30,617
  Monsanto Co. ...............       3,232      219,905
  PPG Industries, Inc. .......         970       91,830
  Praxair, Inc. ..............       1,852      197,090
  Sherwin-Williams Co.(The)...         544       44,766
  Sigma-Aldrich Corp. ........         740       52,229
                                            -----------
TOTAL CHEMICALS                               1,611,692
                                            -----------
  COMMERCIAL BANKS 2.1%
  BB&T Corp. .................       4,200      113,064
  Comerica, Inc. .............       1,070       40,585
  Fifth Third Bancorp.........       5,550       73,648
  First Horizon National
     Corp. ...................       1,570       17,191
  Huntington Bancshares,
     Inc. ....................       5,212       35,389
  KeyCorp.....................       5,750       49,852
  M&T Bank Corp. .............         718       63,450
  Marshall & Ilsley Corp. ....       3,186       26,030
  PNC Financial Services
     Group, Inc. .............       3,170      197,618
  Regions Financial Corp. ....       7,581       55,645
  SunTrust Banks, Inc. .......       3,240       91,336
  U.S. Bancorp................      11,629      300,261
  Wells Fargo & Co. ..........      31,674      922,030
  Zions Bancorp...............       1,109       27,115
                                            -----------
TOTAL COMMERCIAL BANKS                        2,013,214
                                            -----------
  COMMERCIAL SERVICES & SUPPLIES 0.4%
  Avery Dennison Corp. .......         656       27,382
  Cintas Corp. ...............         764       23,722
  Iron Mountain, Inc. ........       1,206       38,411
  Pitney Bowes, Inc. .........       1,230       30,209
  R.R. Donnelley & Sons Co. ..       1,250       23,575
  Republic Services, Inc. ....       1,860       58,813
  Stericycle, Inc.*...........         518       47,283
  Waste Management, Inc. .....       2,880      113,645
                                            -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES            363,040
                                            -----------
  COMMUNICATIONS EQUIPMENT 1.6%
  Cisco Systems, Inc. ........      33,457      587,505
  F5 Networks, Inc.*..........         492       49,869
  Harris Corp. ...............         770       40,910
  JDS Uniphase Corp.*.........       1,344       28,009
  Juniper Networks, Inc.*.....       3,160      121,123
  Motorola Mobility Holdings,
     Inc.*....................       1,780       46,387
  Motorola Solutions, Inc.*...       2,026       92,953


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT   9




RYDEX 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2011
--------------------------------------------------------------------------------


                                                 MARKET
                                    SHARES        VALUE
-------------------------------------------------------
COMMON STOCKS (CONTINUED)

  QUALCOMM, Inc. .............       9,761     $554,815
  Tellabs, Inc. ..............       2,226       10,952
                                            -----------
TOTAL COMMUNICATIONS EQUIPMENT                1,532,523
                                            -----------
  COMPUTERS & PERIPHERALS 3.4%
  Apple, Inc.*................       5,540    1,929,194
  Dell, Inc.*.................      10,135      157,194
  EMC Corp.*..................      12,433      352,351
  Hewlett-Packard Co. ........      13,685      552,464
  Lexmark International,
     Inc. -- Class A*.........         480       15,480
  NetApp, Inc.*...............       2,229      115,863
  SanDisk Corp.*..............       1,430       70,270
  Western Digital Corp.*......       1,400       55,720
                                            -----------
TOTAL COMPUTERS & PERIPHERALS                 3,248,536
                                            -----------

  CONSTRUCTION & ENGINEERING
     0.2%
  Fluor Corp. ................       1,070       74,836
  Jacobs Engineering Group,
     Inc.*....................         760       37,703
  Quanta Services, Inc.*......       1,298       28,141
                                            -----------
TOTAL CONSTRUCTION & ENGINEERING                140,680
                                            -----------
  CONSTRUCTION MATERIALS 0.0%(A)
  Vulcan Materials Co. .......         780       35,256
                                            -----------
TOTAL CONSTRUCTION MATERIALS                     35,256
                                            -----------
  CONSUMER FINANCE 0.6%
  American Express Co. .......       6,330      310,676
  Capital One Financial
     Corp. ...................       2,760      151,055
  Discover Financial
     Services.................       3,288       81,674
  SLM Corp.*..................       3,180       52,756
                                            -----------
TOTAL CONSUMER FINANCE                          596,161
                                            -----------
  CONTAINERS & PACKAGING 0.1%
  Ball Corp. .................       1,076       40,146
  Bemis Co., Inc. ............         652       20,434
  Owens-Illinois, Inc.*.......         990       29,373
  Sealed Air Corp. ...........         964       24,842
                                            -----------
TOTAL CONTAINERS & PACKAGING                    114,795
                                            -----------
  DISTRIBUTORS 0.1%
  Genuine Parts Co. ..........         954       51,230
                                            -----------
TOTAL DISTRIBUTORS                               51,230
                                            -----------
  DIVERSIFIED CONSUMER SERVICES 0.1%
  Apollo Group, Inc. -- Class
     A*.......................         740       29,622
  DeVry, Inc. ................         370       19,573
  H&R Block, Inc. ............       1,850       31,987
                                            -----------
TOTAL DIVERSIFIED CONSUMER SERVICES              81,182
                                            -----------
  DIVERSIFIED FINANCIAL SERVICES 3.2%
  Bank of America Corp. ......      60,863      747,398
  Citigroup, Inc.*............     175,739      806,642
  CME Group, Inc. ............         410      121,266
  IntercontinentalExchange,
     Inc.*....................         440       52,954
  JPMorgan Chase & Co. .......      23,594    1,076,594
  Leucadia National Corp. ....       1,190       46,005
  Moody's Corp. ..............       1,210       47,359
  Nasdaq OMX Group (The)*.....         898       24,336
  NYSE Euronext...............       1,570       62,879
                                            -----------
TOTAL DIVERSIFIED FINANCIAL SERVICES          2,985,433
                                            -----------
  DIVERSIFIED TELECOMMUNICATION SERVICES 2.1%
  AT&T, Inc. .................      35,758    1,112,789
  CenturyTel, Inc. ...........       3,603      146,930
  Frontier Communications
     Corp. ...................       6,010       49,703
  Verizon Communications,
     Inc. ....................      17,106      646,265
  Windstream Corp. ...........       3,046       39,019
                                            -----------
TOTAL DIVERSIFIED TELECOMMUNICATION
  SERVICES                                    1,994,706
                                            -----------
  ELECTRIC UTILITIES 1.4%
  American Electric Power Co.,
     Inc. ....................       2,910      106,157
  Duke Energy Corp. ..........       8,039      149,927
  Edison International........       1,970       77,362
  Entergy Corp. ..............       1,088       75,855
  Exelon Corp. ...............       4,000      168,600
  FirstEnergy Corp. ..........       2,530      101,099
  NextEra Energy, Inc. .......       2,527      142,953
  Northeast Utilities.........       1,062       37,807
  Pepco Holdings, Inc. .......       1,360       26,207
  Pinnacle West Capital
     Corp. ...................         660       28,638
  PPL Corp. ..................       3,410       93,536
  Progress Energy, Inc. ......       1,780       84,461
  Southern Co. ...............       5,109      199,455
                                            -----------
TOTAL ELECTRIC UTILITIES                      1,292,057
                                            -----------
  ELECTRICAL EQUIPMENT 0.4%
  Emerson Electric Co. .......       4,559      277,005
  Rockwell Automation, Inc. ..         852       74,235
  Roper Industries, Inc. .....         574       49,645
                                            -----------
TOTAL ELECTRICAL EQUIPMENT                      400,885
                                            -----------
  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 0.4%
  Amphenol Corp. -- Class A...       1,054       58,929
  Corning, Inc. ..............       9,437      197,611
  FLIR Systems, Inc. .........         954       33,600
  Jabil Circuit, Inc. ........       1,180       23,411
  Molex, Inc. ................         836       22,572
                                            -----------
TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS &
  COMPONENTS                                    336,123
                                            -----------
  ENERGY EQUIPMENT & SERVICES 1.9%
  Baker Hughes, Inc. .........       2,606      201,731
  Cameron International
     Corp.*...................       1,462       77,077
  Diamond Offshore Drilling,
     Inc. ....................         416       31,562
  FMC Technologies, Inc.*.....       1,460       67,861
  Halliburton Co. ............       5,484      276,832
  Helmerich & Payne, Inc. ....         636       42,192
  Nabors Industries, Ltd.*....       1,724       52,823
  National-Oilwell Varco,
     Inc. ....................       2,534      194,332
  Noble Corp. ................       1,530       65,805
  Rowan Cos., Inc.*...........         760       31,692
  Schlumberger, Ltd. .........       8,237      739,271
                                            -----------
TOTAL ENERGY EQUIPMENT & SERVICES             1,781,178
                                            -----------
  FOOD & STAPLES RETAILING 1.8%
  Costco Wholesale Corp. .....       2,639      213,548
  CVS Caremark Corp. .........       8,278      299,995
  Kroger Co.(The).............       3,850       93,594
  Safeway, Inc. ..............       2,252       54,746
  SUPERVALU, Inc. ............       1,282       14,435
  Sysco Corp. ................       3,534      102,168
  Wal-Mart Stores, Inc. ......      11,849      651,458
  Walgreen Co. ...............       5,580      238,378
  Whole Foods Market, Inc. ...         890       55,856
                                            -----------
TOTAL FOOD & STAPLES RETAILING                1,724,178
                                            -----------


See Notes to Financial Statements.

10



RYDEX 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2011
--------------------------------------------------------------------------------


                                                 MARKET
                                    SHARES        VALUE
-------------------------------------------------------
COMMON STOCKS (CONTINUED)

  FOOD PRODUCTS 1.4%
  Archer-Daniels-Midland
     Co. .....................       3,850     $142,527
  Campbell Soup Co. ..........       1,154       38,763
  ConAgra Foods, Inc. ........       2,470       60,392
  Dean Foods Co.*.............       1,098       12,287
  General Mills, Inc. ........       3,868      149,227
  H.J. Heinz Co. .............       1,950       99,898
  Hershey Co.(The)............         930       53,670
  Hormel Foods Corp. .........         836       24,587
  J.M. Smucker Co.(The).......         718       53,900
  Kellogg Co. ................       1,520       87,050
  Kraft Foods, Inc. -- Class
     A........................      10,579      355,243
  McCormick & Co., Inc. ......         800       39,296
  Mead Johnson Nutrition
     Co. .....................       1,240       82,931
  Sara Lee Corp. .............       3,858       74,074
  Tyson Foods, Inc. -- Class
     A........................       1,800       35,820
                                            -----------
TOTAL FOOD PRODUCTS                           1,309,665
                                            -----------
  GAS UTILITIES 0.1%
  Nicor, Inc. ................         272       15,077
  Oneok, Inc. ................         646       45,181
                                            -----------
TOTAL GAS UTILITIES                              60,258
                                            -----------
  HEALTH CARE EQUIPMENT & SUPPLIES 1.5%
  Baxter International,
     Inc. ....................       3,514      199,947
  Becton, Dickinson & Co. ....       1,390      119,457
  Boston Scientific Corp.*....       9,209       68,975
  C.R. Bard, Inc. ............         510       54,443
  CareFusion Corp.*...........       1,344       39,473
  Covidien PLC................       2,990      166,513
  Dentsply International,
     Inc. ....................         860       32,284
  Edwards Lifesciences
     Corp.*...................         690       59,582
  Intuitive Surgical, Inc.*...         236       82,529
  Medtronic, Inc. ............       6,519      272,168
  St Jude Medical, Inc. ......       1,970      105,277
  Stryker Corp. ..............       2,040      120,360
  Varian Medical Systems,
     Inc.*....................         730       51,246
  Zimmer Holdings, Inc.*......       1,160       75,690
                                            -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES        1,447,944
                                            -----------
  HEALTH CARE PROVIDERS & SERVICES 1.7%
  Aetna, Inc. ................       2,330       96,415
  AmerisourceBergen Corp. ....       1,660       67,462
  Cardinal Health, Inc. ......       2,108       92,099
  CIGNA Corp. ................       1,636       76,614
  Coventry Health Care,
     Inc.*....................         898       28,978
  DaVita, Inc.*...............         580       51,092
  Express Scripts, Inc.*......       3,199      181,511
  Humana, Inc.*...............       1,016       77,338
  Laboratory Corp. of America
     Holdings*................         616       59,426
  McKesson Corp. .............       1,524      126,507
  Medco Health Solutions,
     Inc.*....................       2,560      151,885
  Patterson Cos., Inc. .......         580       20,132
  Quest Diagnostics, Inc. ....         940       52,997
  Tenet Healthcare Corp.*.....       2,934       20,333
  UnitedHealth Group, Inc. ...       6,620      325,903
  WellPoint, Inc. ............       2,270      174,313
                                            -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES        1,603,005
                                            -----------
  HEALTH CARE TECHNOLOGY 0.1%
  Cerner Corp.*...............         426       51,197
                                            -----------
TOTAL HEALTH CARE TECHNOLOGY                     51,197
                                            -----------
  HOTELS, RESTAURANTS & LEISURE 1.3%
  Carnival Corp. .............       2,610       99,363
  Chipotle Mexican Grill,
     Inc. -- Class A*.........         190       50,690
  Darden Restaurants, Inc. ...         840       39,455
  International Game
     Technology...............       1,810       32,019
  Marriott International,
     Inc. -- Class A..........       1,759       62,093
  McDonald's Corp. ...........       6,376      499,304
  Starbucks Corp. ............       4,478      162,059
  Starwood Hotels & Resorts
     Worldwide, Inc. .........       1,160       69,101
  Wyndham Worldwide Corp. ....       1,052       36,410
  Wynn Resorts Ltd. ..........         452       66,512
  Yum! Brands, Inc. ..........       2,830      151,801
                                            -----------
TOTAL HOTELS, RESTAURANTS & LEISURE           1,268,807
                                            -----------
  HOUSEHOLD DURABLES 0.3%
  D.R. Horton, Inc. ..........       1,688       20,999
  Fortune Brands, Inc. .......         930       60,524
  Harman International
     Industries, Inc. ........         420       20,383
  Leggett & Platt, Inc. ......         890       23,398
  Lennar Corp. -- Class A.....         964       18,306
  Newell Rubbermaid, Inc. ....       1,754       33,431
  Pulte Homes, Inc.*..........       2,036       16,553
  Stanley Black & Decker,
     Inc. ....................       1,000       72,650
  Whirlpool Corp. ............         462       39,815
                                            -----------
TOTAL HOUSEHOLD DURABLES                        306,059
                                            -----------
  HOUSEHOLD PRODUCTS 1.7%
  Clorox Co. .................         830       57,818
  Colgate-Palmolive Co. ......       2,988      252,038
  Kimberly-Clark Corp. .......       2,462      162,639
  Procter & Gamble Co. .......      16,939    1,099,341
                                            -----------
TOTAL HOUSEHOLD PRODUCTS                      1,571,836
                                            -----------
  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.1%
  AES Corp.(The)*.............       3,996       52,907
  Constellation Energy Group,
     Inc. ....................       1,210       44,068
  NRG Energy, Inc.*...........       1,488       36,010
                                            -----------
TOTAL INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS                                       132,985
                                            -----------
  INDUSTRIAL CONGLOMERATES 2.0%
  3M Co. .....................       4,314      419,364
  General Electric Co. .......      64,230    1,313,503
  Textron, Inc. ..............       1,662       43,378
  Tyco International Ltd. ....       2,870      139,884
                                            -----------
TOTAL INDUSTRIAL CONGLOMERATES                1,916,129
                                            -----------
  INSURANCE 3.1%
  ACE Ltd. ...................       2,052      137,997
  AFLAC, Inc. ................       2,842      159,692
  Allstate Corp. .............       3,252      110,048
  American International
     Group, Inc.*.............         870       27,101
  Aon Corp. ..................       1,990      103,818
  Assurant, Inc. .............         646       25,646
  Berkshire Hathaway,
     Inc. -- Class B*.........      10,466      871,818
  Chubb Corp.(The)............       1,842      120,080
  Cincinnati Financial
     Corp. ...................         990       31,363
  Genworth Financial,
     Inc. -- Class A*.........       2,960       36,082
  Hartford Financial Services
     Group, Inc.(The).........       2,690       77,929
  Lincoln National Corp. .....       1,911       59,681
  Loews Corp. ................       1,900       84,094
  Marsh & McLennan Cos.,
     Inc. ....................       3,278       99,258
  MetLife, Inc. ..............       6,379      298,473
  Principal Financial Group,
     Inc. ....................       1,940       65,475


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  11




RYDEX 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2011
--------------------------------------------------------------------------------


                                                 MARKET
                                    SHARES        VALUE
-------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Progressive Corp. ..........       3,990      $87,541
  Prudential Financial,
     Inc. ....................       2,934      186,074
  Torchmark Corp. ............         470       31,452
  Travelers Cos., Inc.(The)...       2,610      165,161
  Unum Group..................       1,870       49,518
  XL Group PLC................       1,954       47,717
                                            -----------
TOTAL INSURANCE                               2,876,018
                                            -----------
  INTERNET & CATALOG RETAIL 0.7%
  Amazon.com, Inc.*...........       2,160      424,440
  Expedia, Inc. ..............       1,216       30,436
  Netflix, Inc.*..............         262       60,960
  Priceline.com, Inc.*........         300      164,103
                                            -----------
TOTAL INTERNET & CATALOG RETAIL                 679,939
                                            -----------
  INTERNET SOFTWARE & SERVICES 1.4%
  Akamai Technologies, Inc.*..       1,129       38,883
  eBay, Inc.*.................       6,919      238,014
  Google, Inc. -- Class A*....       1,520      827,032
  Monster Worldwide, Inc.*....         790       12,964
  VeriSign, Inc. .............       1,047       38,697
  Yahoo!, Inc.*...............       7,918      140,544
                                            -----------
TOTAL INTERNET SOFTWARE & SERVICES            1,296,134
                                            -----------
  IT SERVICES 2.5%
  Automatic Data Processing,
     Inc. ....................       2,980      161,963
  Cognizant Technology
     Solutions Corp. -- Class
     A*.......................       1,836      152,204
  Computer Sciences Corp. ....         940       47,921
  Fidelity National
     Information Services,
     Inc. ....................       1,600       52,960
  Fiserv, Inc.*...............         898       55,056
  International Business
     Machines Corp. ..........       7,380    1,258,880
  Mastercard, Inc. -- Class
     A........................         580      160,016
  Paychex, Inc. ..............       1,950       63,785
  SAIC, Inc.*.................       1,770       30,798
  Teradata Corp.*.............       1,006       56,256
  Total System Services,
     Inc. ....................         980       18,473
  Visa, Inc. -- Class A.......       2,930      228,892
  Western Union Co. ..........       3,910       83,088
                                            -----------
TOTAL IT SERVICES                             2,370,292
                                            -----------
  LEISURE EQUIPMENT & PRODUCTS 0.1%
  Hasbro, Inc. ...............         830       38,877
  Mattel, Inc. ...............       2,160       57,715
                                            -----------
TOTAL LEISURE EQUIPMENT & PRODUCTS               96,592
                                            -----------
  LIFE SCIENCES TOOLS & SERVICES 0.4%
  Agilent Technologies,
     Inc.*....................       2,088      104,212
  Life Technologies Corp.*....       1,128       62,266
  PerkinElmer, Inc. ..........         708       20,015
  Thermo Fisher Scientific,
     Inc.*....................       2,396      143,736
  Waters Corp.*...............         554       54,292
                                            -----------
TOTAL LIFE SCIENCES TOOLS & SERVICES            384,521
                                            -----------
  MACHINERY 2.0%
  Caterpillar, Inc. ..........       3,832      442,251
  Cummins, Inc. ..............       1,200      144,216
  Danaher Corp. ..............       3,232      178,536
  Deere & Co. ................       2,550      248,625
  Dover Corp. ................       1,128       76,749
  Eaton Corp. ................       2,059      110,218
  Flowserve Corp. ............         334       42,291
  Illinois Tool Works, Inc. ..       2,996      174,996
  Ingersoll-Rand PLC..........       1,989      100,445
  Joy Global, Inc. ...........         620       62,589
  PACCAR, Inc. ...............       2,210      117,373
  Pall Corp. .................         698       40,791
  Parker-Hannifin Corp. ......         978       92,245
  Snap-on, Inc. ..............         354       21,867
                                            -----------
TOTAL MACHINERY                               1,853,192
                                            -----------
  MEDIA 2.7%
  Cablevision Systems
     Corp. -- Class A.........       1,452       51,154
  CBS Corp. -- Class B........       4,070      102,645
  Comcast Corp. -- Class A....      16,790      440,570
  DIRECTV -- Class A*.........       4,800      233,232
  Discovery Communications,
     Inc. -- Class A*.........       1,718       76,039
  Gannett Co., Inc. ..........       1,450       21,837
  Interpublic Group of Cos.,
     Inc. ....................       2,950       34,663
  McGraw-Hill Cos., Inc. .....       1,852       74,950
  News Corp. -- Class A.......      13,787      245,684
  Omnicom Group, Inc. ........       1,710       84,115
  Scripps Networks
     Interactive -- Class A...         550       28,281
  Time Warner Cable, Inc. ....       2,080      162,510
  Time Warner, Inc. ..........       6,610      250,255
  Viacom, Inc. -- Class B.....       3,610      184,688
  Walt Disney Co.(The)........      11,423      492,331
  Washington Post
     Co.(The) -- Class B......          36       15,692
                                            -----------
TOTAL MEDIA                                   2,498,646
                                            -----------
  METALS & MINING 0.9%
  AK Steel Holding Corp. .....         670       10,887
  Alcoa, Inc. ................       6,166      104,822
  Allegheny Technologies,
     Inc. ....................         600       43,200
  Cliffs Natural Resources,
     Inc. ....................         816       76,475
  Freeport-McMoRan Copper &
     Gold, Inc. ..............       5,729      315,267
  Newmont Mining Corp. .......       2,980      174,658
  Nucor Corp. ................       1,910       89,694
  Titanium Metals Corp.*......         544       10,896
  United States Steel Corp. ..         870       41,508
                                            -----------
TOTAL METALS & MINING                           867,407
                                            -----------
  MULTI-UTILITIES 1.0%
  Ameren Corp. ...............       1,450       42,500
  CenterPoint Energy, Inc. ...       2,569       47,783
  CMS Energy Corp. ...........       1,529       30,274
  Consolidated Edison, Inc. ..       1,770       92,253
  Dominion Resources, Inc. ...       3,508      162,841
  DTE Energy Co. .............       1,016       51,339
  Integrys Energy Group,
     Inc. ....................         472       24,714
  NiSource, Inc. .............       1,682       32,715
  PG&E Corp. .................       2,399      110,546
  Public Service Enterprise
     Group, Inc. .............       3,060       98,440
  SCANA Corp. ................         690       28,649
  Sempra Energy...............       1,452       80,005
  TECO Energy, Inc. ..........       1,300       25,051
  Wisconsin Energy Corp. .....       1,416       44,193
  Xcel Energy, Inc. ..........       2,916       70,946
                                            -----------
TOTAL MULTI-UTILITIES                           942,249
                                            -----------
  MULTILINE RETAIL 0.6%
  Big Lots, Inc.*.............         452       18,582
  Family Dollar Stores,
     Inc. ....................         764       41,416
  J.C. Penney Co., Inc. ......       1,426       54,830
  Kohl's Corp. ...............       1,770       93,297
  Macy's, Inc. ...............       2,560       61,209
  Nordstrom, Inc. ............       1,020       48,501


See Notes to Financial Statements.

12



RYDEX 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2011
--------------------------------------------------------------------------------


                                                 MARKET
                                    SHARES        VALUE
-------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Sears Holdings Corp.*.......         260      $22,352
  Target Corp. ...............       4,280      210,148
                                            -----------
TOTAL MULTILINE RETAIL                          550,335
                                            -----------
  OFFICE ELECTRONICS 0.1%
  Xerox Corp. ................       8,458       85,341
                                            -----------
TOTAL OFFICE ELECTRONICS                         85,341
                                            -----------
  OIL, GAS & CONSUMABLE FUELS 8.5%
  Anadarko Petroleum Corp. ...       2,986      235,715
  Apache Corp. ...............       2,320      309,418
  Cabot Oil & Gas Corp. ......         626       35,231
  Chesapeake Energy Corp. ....       3,950      132,996
  Chevron Corp. ..............      12,140    1,328,602
  ConocoPhillips..............       8,652      682,902
  CONSOL Energy, Inc. ........       1,364       73,779
  Denbury Resources, Inc.*....       2,416       54,529
  Devon Energy Corp. .........       2,580      234,780
  El Paso Corp. ..............       4,630       89,868
  EOG Resources, Inc. ........       1,620      182,914
  EQT Corp. ..................         900       47,349
  Exxon Mobil Corp. ..........      30,089    2,647,832
  Hess Corp. .................       1,806      155,244
  Marathon Oil Corp. .........       4,288      231,723
  Massey Energy Co. ..........         616       42,036
  Murphy Oil Corp. ...........       1,170       90,652
  Newfield Exploration Co.*...         810       57,348
  Noble Energy, Inc. .........       1,052      101,276
  Occidental Petroleum
     Corp. ...................       4,920      562,307
  Peabody Energy Corp. .......       1,626      108,649
  Pioneer Natural Resources
     Co. .....................         698       71,357
  QEP Resources, Inc. ........       1,067       45,593
  Range Resources Corp. ......         964       54,418
  Southwestern Energy Co.*....       2,088       91,580
  Spectra Energy Corp. .......       3,917      113,750
  Sunoco, Inc. ...............         728       31,056
  Tesoro Corp.*...............         862       23,377
  Valero Energy Corp. ........       3,416       96,673
  Williams Cos., Inc.(The)....       3,534      117,223
                                            -----------
TOTAL OIL, GAS & CONSUMABLE FUELS             8,050,177
                                            -----------
  PAPER & FOREST PRODUCTS 0.1%
  International Paper Co. ....       2,642       81,585
  MeadWestvaco Corp. .........       1,016       34,229
                                            -----------
TOTAL PAPER & FOREST PRODUCTS                   115,814
                                            -----------
  PERSONAL PRODUCTS 0.2%
  Avon Products, Inc. ........       2,600       76,388
  Estee Lauder Cos.,
     Inc. -- Class A..........         682       66,154
                                            -----------
TOTAL PERSONAL PRODUCTS                         142,542
                                            -----------
  PHARMACEUTICALS 4.4%
  Abbott Laboratories.........       9,359      487,042
  Allergan, Inc. .............       1,852      147,345
  Bristol-Myers Squibb Co. ...      10,335      290,413
  Eli Lilly & Co. ............       6,159      227,945
  Forest Laboratories, Inc.*..       1,730       57,367
  Hospira, Inc.*..............       1,010       57,297
  Johnson & Johnson, Inc. ....      16,573    1,089,178
  Merck & Co., Inc. ..........      18,648      670,396
  Mylan, Inc.*................       2,640       65,789
  Pfizer, Inc. ...............      48,338    1,013,164
  Watson Pharmaceuticals,
     Inc.*....................         754       46,763
                                            -----------
TOTAL PHARMACEUTICALS                         4,152,699
                                            -----------
  PROFESSIONAL SERVICES 0.1%
  Dun & Bradstreet Corp. .....         300       24,654
  Equifax, Inc. ..............         744       27,922
  Robert Half International,
     Inc. ....................         892       27,055
                                            -----------
TOTAL PROFESSIONAL SERVICES                      79,631
                                            -----------
  REAL ESTATE INVESTMENT TRUSTS (REITS) 1.2%
  Apartment Investment &
     Management Co. -- Class
     A........................         710       19,142
  AvalonBay Communities,
     Inc. ....................         518       65,584
  Boston Properties, Inc. ....         846       88,432
  Equity Residential..........       1,718      102,599
  HCP, Inc. ..................       2,420       95,881
  Health Care REIT, Inc. .....       1,030       55,383
  Host Hotels & Resorts,
     Inc. ....................       4,117       73,242
  Kimco Realty Corp. .........       2,452       47,912
  Plum Creek Timber Co.,
     Inc. ....................         970       41,797
  ProLogis....................       3,432       55,907
  Public Storage, Inc. .......         846       99,244
  Simon Property Group,
     Inc. ....................       1,770      202,736
  Ventas, Inc. ...............         944       52,798
  Vornado Realty Trust........         980       94,746
  Weyerhaeuser Co. ...........       3,232       74,368
                                            -----------
TOTAL REAL ESTATE INVESTMENT TRUSTS
  (REITS)                                     1,169,771
                                            -----------
  REAL ESTATE MANAGEMENT & DEVELOPMENT 0.1%
  CB Richard Ellis Group,
     Inc. -- Class A*.........       1,754       46,849
                                            -----------
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT       46,849
                                            -----------
  ROAD & RAIL 0.7%
  CSX Corp. ..................       2,240      176,266
  Norfolk Southern Corp. .....       2,150      160,562
  Ryder System, Inc. .........         310       16,585
  Union Pacific Corp. ........       2,980      308,340
                                            -----------
TOTAL ROAD & RAIL                               661,753
                                            -----------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.1%
  Advanced Micro Devices,
     Inc.*....................       3,462       31,504
  Altera Corp. ...............       1,888       91,946
  Analog Devices, Inc. .......       1,810       72,961
  Applied Materials, Inc. ....       7,980      125,206
  Broadcom Corp. -- Class A*..       2,877      101,213
  First Solar, Inc.*..........         328       45,779
  Intel Corp. ................      33,663      780,645
  KLA-Tencor Corp. ...........       1,010       44,339
  Linear Technology Corp. ....       1,370       47,676
  LSI Corp.*..................       3,724       27,297
  MEMC Electronic Materials,
     Inc.*....................       1,370       16,207
  Microchip Technology,
     Inc. ....................       1,131       46,416
  Micron Technology, Inc.*....       5,166       58,324
  National Semiconductor
     Corp. ...................       1,460       35,215
  Novellus Systems, Inc.*.....         544       17,462
  NVIDIA Corp.*...............       3,504       70,080
  Teradyne, Inc.*.............       1,098       17,678
  Texas Instruments, Inc. ....       7,090      251,908
  Xilinx, Inc. ...............       1,560       54,382
                                            -----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT                                   1,936,238
                                            -----------


  SOFTWARE 3.0%
  Adobe Systems, Inc.*........       3,060      102,663
  Autodesk, Inc.*.............       1,380       62,073


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  13




RYDEX 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)                   April 30, 2011
--------------------------------------------------------------------------------


                                                 MARKET
                                    SHARES        VALUE
-------------------------------------------------------
COMMON STOCKS (CONCLUDED)

  BMC Software, Inc.*.........       1,080      $54,248
  CA, Inc. ...................       2,314       56,901
  Citrix Systems, Inc.*.......       1,134       95,642
  Compuware Corp.*............       1,328       15,046
  Electronic Arts, Inc.*......       2,006       40,481
  Intuit, Inc.*...............       1,688       93,785
  Microsoft Corp. ............      45,434    1,182,193
  Oracle Corp. ...............      23,525      848,076
  Red Hat, Inc.*..............       1,170       55,540
  Salesforce.com, Inc.*.......         720       99,792
  Symantec Corp.*.............       4,688       92,119
                                            -----------
TOTAL SOFTWARE                                2,798,559
                                            -----------
  SPECIALTY RETAIL 1.5%
  Abercrombie & Fitch
     Co. -- Class A...........         530       37,524
  AutoNation, Inc.*...........         380       12,886
  AutoZone, Inc.*.............         164       46,310
  Bed Bath & Beyond, Inc.*....       1,560       87,547
  Best Buy Co., Inc. .........       1,990       62,128
  CarMax, Inc.*...............       1,360       47,192
  GameStop Corp. -- Class A*..         850       21,828
  Gap, Inc.(The)..............       2,500       58,100
  Home Depot, Inc. ...........       9,909      368,020
  Limited Brands, Inc. .......       1,600       65,856
  Lowe's Cos., Inc. ..........       8,349      219,161
  O'Reilly Automotive, Inc.*..         850       50,201
  RadioShack Corp. ...........         692       10,941
  Ross Stores, Inc. ..........         720       53,057
  Staples, Inc. ..............       4,370       92,382
  Tiffany & Co. ..............         764       53,052
  TJX Cos., Inc. .............       2,390      128,152
  Urban Outfitters, Inc.*.....         780       24,539
                                            -----------
TOTAL SPECIALTY RETAIL                        1,438,876
                                            -----------
  TEXTILES, APPAREL & LUXURY GOODS 0.4%
  Coach, Inc. ................       1,790      107,060
  NIKE, Inc. -- Class B.......       2,320      190,983
  Polo Ralph Lauren Corp. ....         390       51,000
  V.F. Corp. .................         520       52,291
                                            -----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS          401,334
                                            -----------
  THRIFTS & MORTGAGE FINANCE 0.1%
  Hudson City Bancorp, Inc. ..       3,190       30,401
  People's United Financial,
     Inc. ....................       2,226       30,474
                                            -----------
TOTAL THRIFTS & MORTGAGE FINANCE                 60,875
                                            -----------
  TOBACCO 1.3%
  Altria Group, Inc. .........      12,649      339,499
  Lorillard, Inc. ............         898       95,637
  Philip Morris International,
     Inc. ....................      10,899      756,827
  Reynolds American, Inc. ....       2,050       76,075
                                            -----------
TOTAL TOBACCO                                 1,268,038
                                            -----------
  TRADING COMPANIES & DISTRIBUTORS 0.1%
  Fastenal Co. ...............         892       59,844
  W.W. Grainger, Inc. ........         354       53,667
                                            -----------
TOTAL TRADING COMPANIES & DISTRIBUTORS          113,511
                                            -----------
  WIRELESS TELECOMMUNICATION SERVICES 0.3%
  American Tower
     Corp. -- Class A*........       2,410      126,067
  MetroPCS Communications,
     Inc.*....................       1,580       26,591
  Sprint Nextel Corp.*........      18,025       93,370
                                            -----------
TOTAL WIRELESS TELECOMMUNICATION SERVICES       246,028
                                            -----------
TOTAL COMMON STOCKS
  (Cost $55,976,314)                         75,182,303
-------------------------------------------------------


                                      FACE
                                    AMOUNT
-------------------------------------------------------
REPURCHASE AGREEMENTS 6.3%
  State Street Bank & Trust
     Co., 0.010%, dated
     04/29/11, to be
     repurchased at $5,902,005
     on 05/02/11
     collateralized by
     $5,895,000 FNMA at 4.450%
     due 06/16/22 with a value
     of $6,020,269(b).........  $5,902,000    5,902,000
                                            -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $5,902,000)                           5,902,000
                                            -----------
TOTAL INVESTMENTS 86.0%(C)
  (Cost $61,878,314)                         81,084,303
                                            -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--14.0%                         13,207,421
                                            -----------
NET ASSETS--100.0%                          $94,291,724
-------------------------------------------------------


                                             UNREALIZED
                                 CONTRACTS         GAIN
-------------------------------------------------------

FUTURES CONTRACTS PURCHASED
  June 2011 S&P 500 Index E-
     Mini Futures Contracts
     (Aggregate Market Value
     of Contracts
     $31,552,000)(c)..........         464   $1,035,277
-------------------------------------------------------


                                     UNITS
-------------------------------------------------------

EQUITY INDEX SWAP AGREEMENTS PURCHASED
  Credit Suisse First Boston
     May 2011 S&P 500 Index
     Swap, Terminating
     05/26/11 (Notional Market
     Value $46,469,415)**(b)..      34,078      268,432
  Goldman Sachs International
     May 2011 S&P 500 Index
     Swap, Terminating
     05/27/11 (Notional Market
     Value $35,269,882)**(b)..      25,865      411,773
                                            -----------
(TOTAL NOTIONAL MARKET VALUE $81,739,297)      $680,205
                                            -----------
-------------------------------------------------------




   * Non-Income Producing Security.

  ** Price return based on S&P 500 Index +/- financing at a variable rate.

 (a) Amount represents less than 0.05% of net assets.

 (b) Values determined based on Level 2 inputs.

 (c) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

FNMA--Federal National Mortgage Association

REIT--Real Estate Investment Trust



See Notes to Financial Statements.

14



RYDEX INVERSE 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2011
--------------------------------------------------------------------------------


                                      FACE       MARKET
                                    AMOUNT        VALUE
-------------------------------------------------------
REPURCHASE AGREEMENTS 75.0%
  State Street Bank & Trust
     Co., 0.010%, dated
     04/29/11, to be
     repurchased at
     $38,281,032 on 05/02/11
     collateralized by
     $38,235,000 FNMA at
     4.450% due 06/16/22 with
     a value of
     $39,047,494(a)..........  $38,281,000  $38,281,000
                                            -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $38,281,000)                         38,281,000
                                            -----------
TOTAL INVESTMENTS 75.0%(B)
  (Cost $38,281,000)                         38,281,000
                                            -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--25.0%                         12,766,788
                                            -----------
NET ASSETS--100.0%                          $51,047,788
-------------------------------------------------------

                                             UNREALIZED
                                 CONTRACTS         LOSS
-------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
  June 2011 S&P 500 Index E-
     Mini Futures Contracts
     (Aggregate Market Value
     of Contracts
     $17,816,000)(b).........          262    $(894,081)
-------------------------------------------------------

                                     UNITS
-------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT
  Credit Suisse First Boston
     May 2011 S&P 500 Index
     Swap,
     Terminating 05/26/11
     (Notional Market Value
     $70,127,803)*(a)........       51,428     (413,109)
  Goldman Sachs International
     May 2011 S&P 500 Index
     Swap,
     Terminating 05/27/11
     (Notional Market Value
     $14,186,535)*(a)........       10,404     (190,522)
                                            -----------
(TOTAL NOTIONAL MARKET VALUE $84,314,338)     $(603,631)
                                            -----------
-------------------------------------------------------




   * Price return based on S&P 500 Index +/- financing at a variable rate.

 (a) Values determined based on Level 2 inputs.

 (b) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

FNMA--Federal National Mortgage Association


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  15






STATEMENT OF ASSETS AND LIABILITIES (Unaudited)                   April 30, 2011
--------------------------------------------------------------------------------


                                                               RYDEX 2X   RYDEX INVERSE 2X
                                                            S&P 500 ETF        S&P 500 ETF
                                                            -----------   ----------------
ASSETS
Investments at Market Value*..............................  $75,182,303     $          --
Repurchase Agreements.....................................    5,902,000        38,281,000
                                                            -----------     -------------
Total Investments.........................................   81,084,303        38,281,000
                                                            -----------     -------------
Cash......................................................          887                53
Segregated Cash for Swaps.................................   10,320,972        12,299,862
Margin Deposit for Future Contracts.......................    2,088,000         1,179,000
Unrealized Appreciation on Swap Agreements................      680,205                --
Receivables:
  Investments Sold........................................       12,955                --
  Dividends...............................................       78,663                21
  Variation Margin on Futures Contracts...................      118,320                --
  Equity Index Swap Settlement............................       11,647                --
                                                            -----------     -------------
     TOTAL ASSETS.........................................   94,395,952        51,759,936
                                                            -----------     -------------
LIABILITIES
Unrealized Depreciation on Swap Agreements................           --           603,631
Payables:
  Investments Purchased...................................       52,642                --
  Equity Index Swap Settlement............................           --            10,347
  Variation Margin on Futures Contracts...................           --            66,810
  Accrued Management Fees.................................       51,586            31,360
                                                            -----------     -------------
     TOTAL LIABILITIES....................................      104,228           712,148
                                                            -----------     -------------
NET ASSETS................................................  $94,291,724     $  51,047,788
                                                            ===========     =============
NET ASSETS CONSIST OF:
Paid-in Capital...........................................  $70,278,758     $ 169,580,567
Undistributed (Distributions in Excess) of Net Investment
  Income..................................................       38,876          (206,986)
Accumulated Net Realized Gain (Loss) on Investment
  Securities, Futures and Swaps...........................    3,052,619      (116,828,081)
Net Unrealized Appreciation (Depreciation) on Investment
  Securities, Futures and Swaps...........................   20,921,471        (1,497,712)
                                                            -----------     -------------
NET ASSETS................................................  $94,291,724     $  51,047,788
                                                            ===========     =============
Shares Outstanding (Unlimited Shares Authorized), No Par
  Value...................................................    1,950,002         1,600,000
                                                            ===========     =============
Net Asset Value, Offering Price and Repurchase Price Per
  Share...................................................  $     48.35     $       31.90
                                                            ===========     =============
*Total Cost of Investments................................  $61,878,314     $  38,281,000
                                                            ===========     =============





See Notes to Financial Statements.

16





STATEMENT OF OPERATIONS (Unaudited)      For the Six Months Ended April 30, 2011
--------------------------------------------------------------------------------


                                                                                   RYDEX
                                                                 RYDEX 2X     INVERSE 2X
                                                              S&P 500 ETF    S&P 500 ETF
                                                              -----------   ------------
INVESTMENT INCOME
  Dividends, Net of Foreign Taxes Withheld..................  $   734,923   $         --
  Interest..................................................          939         15,401
                                                              -----------   ------------
     Total Income...........................................      735,862         15,401
                                                              -----------   ------------
EXPENSES
  Management Fee............................................      308,786        219,501
  Trustee Fees..............................................        2,873          2,886
                                                              -----------   ------------
     Total Expenses.........................................      311,659        222,387
                                                              -----------   ------------
Net Investment Income (Loss)................................      424,203       (206,986)
                                                              -----------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) From:
  Investments...............................................      102,809             --
  In-kind Redemptions.......................................    3,030,632             --
  Futures Contracts.........................................    4,606,751     (3,982,519)
  Swap Contracts............................................   10,533,424    (17,565,395)
                                                              -----------   ------------
     Net Realized Gain (Loss)...............................   18,273,616    (21,547,914)
Net Change in Unrealized Appreciation (Depreciation) on:
  Investment Securities.....................................    7,181,821             --
  Futures Contracts.........................................     (458,950)       932,358
  Swap Contracts............................................      770,181       (726,973)
                                                              -----------   ------------
Net Change in Unrealized Appreciation on Investments........    7,493,052        205,385
                                                              -----------   ------------
Net Realized and Unrealized Gain (Loss) on Investments,
  Futures and Swap Contracts................................   25,766,668    (21,342,529)
                                                              -----------   ------------
     NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
       OPERATIONS...........................................  $26,190,871   $(21,549,515)
                                                              ===========   ============
Foreign Taxes Withheld......................................  $        13   $         --




See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  17






STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                            RYDEX 2X S&P 500 ETF            RYDEX INVERSE 2X S&P 500 ETF
                                     ----------------------------------  ----------------------------------
                                     SIX MONTHS ENDED                    SIX MONTHS ENDED
                                       APRIL 30, 2011        YEAR ENDED    APRIL 30, 2011        YEAR ENDED
                                          (UNAUDITED)  OCTOBER 31, 2010       (UNAUDITED)  OCTOBER 31, 2010
                                     ----------------  ----------------  ----------------  ----------------
OPERATIONS
  Net Investment Income (Loss).....    $    424,203      $    960,963      $   (206,986)     $   (627,590)
  Net Realized Gain (Loss).........      18,273,616        24,687,608       (21,547,914)      (37,604,265)
  Net Change in Unrealized
     Appreciation (Depreciation) on
     Investments...................       7,493,052         3,068,601           205,385        (1,760,618)
                                       ------------      ------------      ------------      ------------
  Net Increase (Decrease) in Net
     Assets Resulting From
     Operations....................      26,190,871        28,717,172       (21,549,515)      (39,992,473)
                                       ------------      ------------      ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income............        (427,614)         (964,096)               --                --
                                       ------------      ------------      ------------      ------------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Purchased...              --        16,758,573         5,686,023        83,801,968
  Value of Shares Purchased through
     Dividend Reinvestments........              --                72                --                --
  Value of Shares Redeemed.........     (11,417,222)      (81,692,319)      (17,302,199)      (63,069,991)
                                       ------------      ------------      ------------      ------------
  Net Increase (Decrease) in Net
     Assets Resulting From Share
     Transactions..................     (11,417,222)      (64,933,674)      (11,616,176)       20,731,977
                                       ------------      ------------      ------------      ------------
     Increase (Decrease) in Net
       Assets......................      14,346,035       (37,180,598)      (33,165,691)      (19,260,496)
NET ASSETS--BEGINNING OF PERIOD....      79,945,689       117,126,287        84,213,479       103,473,975
                                       ------------      ------------      ------------      ------------
NET ASSETS--END OF PERIOD(1).......    $ 94,291,724      $ 79,945,689      $ 51,047,788      $ 84,213,479
                                       ============      ============      ============      ============
(1) Including Undistributed
  (Distributions in Excess) of Net
  Investment Income................    $     38,876      $     42,287      $   (206,986)     $         --
                                       ============      ============      ============      ============
CHANGES IN SHARES OUTSTANDING:
  Shares Purchased.................              --           550,000           150,000         1,500,000
  Shares Purchased through Dividend
     Reinvestments.................              --                 2                --                --
  Shares Redeemed..................        (250,000)       (2,500,000)         (450,000)       (1,150,000)
  Shares Outstanding, Beginning of
     Period........................       2,200,002         4,150,000         1,900,000         1,550,000
                                       ------------      ------------      ------------      ------------
  Shares Outstanding, End of
     Period........................       1,950,002         2,200,002         1,600,000         1,900,000
                                       ============      ============      ============      ============





See Notes to Financial Statements.

18





FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                RYDEX 2X S&P 500 ETF
                                      -----------------------------------------------------------------------
                                      SIX MONTHS ENDED
                                        APRIL 30, 2011        YEAR ENDED        YEAR ENDED         YEAR ENDED
                                           (UNAUDITED)  OCTOBER 31, 2010  OCTOBER 31, 2009  OCTOBER 31, 2008*
                                      ----------------  ----------------  ----------------  -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF
  PERIOD............................       $ 36.34           $ 28.22          $  27.65           $  75.00
                                           -------           -------          --------           --------
Net Investment Income**.............          0.20              0.33              0.31               0.61
Net Realized and Unrealized Gain
  (Loss) on Investments.............         12.02              8.13              0.57             (47.27)
                                           -------           -------          --------           --------
TOTAL FROM INVESTMENT OPERATIONS....         12.22              8.46              0.88             (46.66)
                                           -------           -------          --------           --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income...............         (0.21)            (0.34)            (0.31)             (0.69)
                                           -------           -------          --------           --------
NET ASSET VALUE AT END OF PERIOD....       $ 48.35           $ 36.34          $  28.22           $  27.65
                                           =======           =======          ========           ========
TOTAL RETURN***.....................         33.70%            30.12%             3.51%            (62.68)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's
  Omitted)..........................       $94,292           $79,946          $117,126           $113,364
RATIO TO AVERAGE NET ASSETS OF:
Total Expenses......................          0.71%****         0.71%             0.70%              0.70%****
Net Investment Income...............          0.96%****         1.01%             1.43%              1.35%****
Portfolio Turnover Rate+............             2%               23%               69%                44%



      * The Fund commenced operations on November 5, 2007.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions. Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  19





FINANCIAL HIGHLIGHTS (concluded)
--------------------------------------------------------------------------------


                                                            RYDEX INVERSE 2X S&P 500 ETF
                                      -----------------------------------------------------------------------
                                      SIX MONTHS ENDED
                                        APRIL 30, 2011        YEAR ENDED        YEAR ENDED         YEAR ENDED
                                           (UNAUDITED)  OCTOBER 31, 2010  OCTOBER 31, 2009  OCTOBER 31, 2008*
                                      ----------------  ----------------  ----------------  -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF
  PERIOD............................       $ 44.32           $ 66.76          $ 132.21           $ 75.00
                                           -------           -------          --------           -------
Net Investment Income (Loss)**......         (0.12)            (0.35)            (0.61)             1.04
Net Realized and Unrealized Gain
  (Loss) on Investments.............        (12.30)           (22.09)           (46.79)            57.20
                                           -------           -------          --------           -------
TOTAL FROM INVESTMENT OPERATIONS....        (12.42)           (22.44)           (47.40)            58.24
                                           -------           -------          --------           -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income...............            --                --                --             (1.03)
Net Realized Gains..................            --                --            (18.05)               --
                                           -------           -------          --------           -------
Total Distributions.................            --                --            (18.05)            (1.03)
                                           -------           -------          --------           -------
NET ASSET VALUE AT END OF PERIOD....       $ 31.90           $ 44.32          $  66.76           $132.21
                                           =======           =======          ========           =======
TOTAL RETURN***.....................        (28.02)%          (33.61)%          (41.45)%           78.27%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's
  Omitted)..........................       $51,048           $84,213          $103,474           $66,106
RATIO TO AVERAGE NET ASSETS OF:
Total Expenses......................          0.71%****         0.71%             0.71%             0.71%****
Net Investment Income...............         (0.66)%****       (0.65)%           (0.64)%            1.09%****
Portfolio Turnover Rate+............            --                --                --                --



      * The Fund commenced operations on November 5, 2007.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).


See Notes to Financial Statements.

20





NOTES TO FINANCIAL STATEMENTS (Unaudited)                         April 30, 2011
--------------------------------------------------------------------------------

1.  ORGANIZATION

Rydex ETF Trust (the "Trust") is an open-end, management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust was organized as a Delaware statutory trust on November 22, 2002. As of April 30, 2011, the Trust offers twenty-five portfolios, each of which represents a separate series of beneficial interest in the Trust (each a "Fund", and collectively, the "Funds"). The financial statements herein relate to the following Funds: Rydex 2x S&P 500 ETF and Rydex Inverse 2x S&P 500 ETF. Rydex 2x S&P 500 ETF and Rydex Inverse 2x S&P 500 ETF commenced operations on November 5, 2007.

The Funds' investment objective is to replicate as closely as possible, before fees and expenses, the daily performance of an index representing publicly traded equity securities (the "Underlying Index"). The Funds' investment objective is to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. For Rydex 2x S&P 500 ETF (a "Leveraged Fund"), the Fund's benchmark is 200% of the daily performance of an index representing publicly traded securities (the "Underlying Index"). For Rydex Inverse 2x S&P 500 ETF (a "Leveraged Inverse Fund"), the Fund's benchmark is 200% of the daily inverse (opposite) performance of its Underlying Index. The Underlying Index for Rydex 2x S&P 500 ETF and Rydex Inverse 2x S&P 500 ETF is the S&P 500 Index.

The Funds operate as index funds and are not actively managed. Adverse performance of a security in the Funds' portfolio will ordinarily not result in the elimination of the security from the Funds' portfolio.

The Funds issue and redeem shares on a continuous basis, at Net Asset Value per share ("NAV"), only in aggregation of 50,000 shares called a "Creation Unit". Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index.

2.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosures at the date of the financial statements and accompanying notes and the reported amounts of increases and decreases in net assets from operations during the reporting period. Management believes that the estimates utilized in preparing the Funds' financial statements are reasonable and prudent; however, actual results could differ from these estimates.

A. SECURITY VALUATION

Securities listed on a domestic securities exchange are valued based on the last sale price as of the close of regular trading hours on the New York Stock Exchange ("NYSE") or, in the absence of recorded sales, are valued at the most recent bid price. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price. The Funds invest in money market mutual funds, which are valued at their NAV.

Investments for which market quotations are not readily available are fair valued as determine in good faith by Security Global Investors, an affiliated entity, which acts as the Funds' investment advisor, under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade, (ii) in connection with futures contracts and options thereupon, and other derivative instruments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market, and (iii) other information and considerations, including current values in related markets.

The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the Exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of domestic equity index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close the NYSE. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

                                                          SEMI-ANNUAL REPORT  21





NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
--------------------------------------------------------------------------------


Debt securities with a maturity greater than 60 days are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, a security is valued at the reported bid price at the close of business. Short-term debt securities, with a maturity of 60 days or less, are valued at amortized cost which approximates market value.

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity. The Funds may also purchase American Depository Receipts, U.S. Government securities, and enter into repurchase agreements.

B. SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from portfolio fund transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, net of foreign tax withholdings. Interest income is recorded on the accrual basis. Distributions received from investments in real estate investment trusts ("REITs") are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

C. REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements with financial institutions. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund's money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by Security Global Investors. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercising of the Funds right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Funds could suffer a loss. It is the current policy of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Funds, amounts to more than 15% of the Funds net assets. The investments of the Funds in repurchase agreements, at times, may be substantial when, in the view of Security Global Investors, liquidity or other considerations so warrant.

D. FUTURES CONTRACTS

The Funds utilized stock index futures contracts to gain exposure to the Underlying Index. Futures contracts are contracts for delayed delivery of securities at a specified futures delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default, there is minimal counterparty credit risk to the Funds.

E. SWAP AGREEMENTS

The Funds utilized domestic equity index swap agreements to gain exposure to the Underlying Index, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity index, in return for periodic payment based on a fixed or variable interest rate. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities. The swap agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of

22




NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
--------------------------------------------------------------------------------



an agreement or termination of the agreement are recognized as realized gains or losses. There are several risks associated with the use of swap agreements that are different from those associated with ordinary portfolio securities transactions, due to the fact they could be considered illiquid. Since swaps are not exchange-traded, there is an element of counterparty credit risk to the Funds. The risk is managed through the terms of the swap contracts which include trigger points to terminate the current contract based on predetermined thresholds and limit the amount of potential loss. Although the Trust will not enter into any swap agreement unless Security Global Investors believes that the other party to the transaction is creditworthy, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty.

F. COLLATERAL

In conjunction with the use of short sales, futures and swap agreements, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or repurchase agreements allocated to each Fund.

G. FEDERAL INCOME TAXES

The Funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income and capital gains, if any, to the shareholders within the allowable time limits. Therefore, no provision for Federal income taxes is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken on Federal income tax returns for all open tax years (fiscal years 2008 -- 2010), and has concluded that no provision for income tax was required in the Funds' financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for in-kind redemptions, mark-to-market on futures contracts, income reclassifications from REITs and losses deferred due to wash sales.

For the six months ended April 30, 2011, the Funds realized net capital gains resulting from in-kind redemptions and other transactions. Because gains from in-kind redemptions are non-taxable to the Funds, and are not distributed to existing Fund shareholders, the gains are reclassified from accumulated net realized gains to paid-in-capital at the end of the Funds' tax year. These reclassifications have no effect on net assets or NAV. The in-kind net capital gains for the period ended April 30, 2011 are disclosed in the Fund's Statement of Operations.

At April 30, 2011, the identified cost of investments in securities owned by each Fund for Federal income tax purposes and the gross unrealized appreciation and depreciation were as follows:

                                                                   GROSS          GROSS   NET UNREALIZED
                                                              UNREALIZED     UNREALIZED     APPRECIATION
                                          IDENTIFIED COST   APPRECIATION   DEPRECIATION   (DEPRECIATION)
                                          ---------------   ------------   ------------   --------------
Rydex 2x S&P 500 ETF....................    $61,878,314      $19,712,403     $(506,414)     $19,205,989
Rydex Inverse 2x S&P 500 ETF............     38,281,000               --            --               --


H. FAIR VALUE MEASUREMENT

In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure

                                                          SEMI-ANNUAL REPORT  23





NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
--------------------------------------------------------------------------------



purposes. Various inputs are used in determining the value of the Funds' investments. The inputs are summarized in the three broad levels listed below:

     Level 1 -- quoted prices in active markets for identical securities. The types of assets and liabilities carried at Level 1 fair value generally are government and agency securities, equities listed in active markets and stock index futures.

     Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). The types of assets and liabilities carried at Level 2 fair value generally are domestic equity index swaps and short term securities with maturities of 60 days or less, including repurchase agreements.

     Level 3 -- significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Transfers between investment Levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds' net assets as of April 30, 2011:

                                                 LEVEL 1                       LEVEL 2
                                   LEVEL 1         OTHER         LEVEL 2         OTHER         LEVEL 3
                               INVESTMENTS     FINANCIAL     INVESTMENTS     FINANCIAL     INVESTMENTS
FUND                         IN SECURITIES   INSTRUMENTS   IN SECURITIES   INSTRUMENTS   IN SECURITIES         TOTAL
----                         -------------   -----------   -------------   -----------   -------------   -----------
ASSETS
Rydex 2x S&P 500 ETF.......   $75,182,303     $1,035,277    $ 5,902,000      $680,205         $--        $82,799,785
Rydex Inverse 2x S&P 500
  ETF......................            --             --     38,281,000            --          --         38,281,000
LIABILITIES
Rydex 2x S&P 500 ETF.......            --             --             --            --          --                 --
Rydex Inverse 2x S&P 500
  ETF......................            --        894,081             --       603,631          --          1,497,712


For the six months ended April 30, 2011, there were no Level 3 Investments.

The Funds disclose information about transfers in and out of all Levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy. Purchases, sales, issuances and settlements are shown on a gross basis in a Level 3 roll forward rather than as one net number.

For the six months ended April 30, 2011, there were no securities transferred between any levels.

I. DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

U.S. generally accepted accounting principles require disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds' financial position and results of operations. None of the derivatives currently held by the Funds are being used as hedging instruments.

During the period ended April 30, 2011, the Funds sought to gain part, if not all, exposure to their respective benchmarks by investing in financial-linked derivative instruments, including swap agreements and futures. The following table represents the notional amount of derivative instruments outstanding, as an approximate percentage of the Funds' net assets on a daily basis, while the risk to the Fund is limited to the profit earned on such derivatives.

                                                          APPROXIMATELY PERCENTAGE OF FUNDS'
FUND                                                             NET ASSETS ON A DAILY BASIS
----                                                      ----------------------------------
Rydex 2x S&P 500 ETF....................................                  120%
Rydex Inverse 2x S&P 500 ETF............................                  200%

24




NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
--------------------------------------------------------------------------------


DERIVATIVE INVESTMENT HOLDINGS CATEGORIZED BY RISK EXPOSURE

The following is a summary of the location of derivative investments on the Funds' Statements of Assets and Liabilities as of April 30, 2011:

                                      LOCATION ON THE STATEMENTS OF ASSETS AND LIABILITIES
                                ---------------------------------------------------------------
DERIVATIVE INVESTMENT TYPE                   ASSET                          LIABILITY
--------------------------      ------------------------------   ------------------------------
Equity Index Swap Contracts     Unrealized Appreciation on       Unrealized Depreciation on
                                Swap Agreements                  Swap Agreements
Equity Index Futures Contracts  Receivables: Variation Margin    Payables: Variation Margin on
                                on Futures Contracts             Futures Contracts


Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for under hedge accounting. The following table sets forth the fair value, on a gross basis of the asset and liability components of the Funds' derivative contracts by primary risk exposure as of April 30, 2011:

                                                         ASSET DERIVATIVE INVESTMENTS VALUE
                                                    --------------------------------------------
                                                                     EQUITY INDEX   EQUITY INDEX
                                                    TOTAL VALUE AT           SWAP        FUTURES
PORTFOLIO                                           APRIL 30, 2011      CONTRACTS     CONTRACTS*
---------                                           --------------   ------------   ------------
Rydex 2x S&P 500 ETF..............................    $1,715,482       $680,205      $1,035,277
Rydex Inverse 2x S&P 500 ETF......................            --             --              --



                                                       LIABILITY DERIVATIVE INVESTMENTS VALUE
                                                    --------------------------------------------
                                                                     EQUITY INDEX   EQUITY INDEX
                                                    TOTAL VALUE AT           SWAP        FUTURES
PORTFOLIO                                           APRIL 30, 2011      CONTRACTS     CONTRACTS*
---------                                           --------------   ------------   ------------
Rydex 2x S&P 500 ETF..............................    $       --       $     --       $     --
Rydex Inverse 2x S&P 500 ETF......................     1,497,712        603,631        894,081



--------

* Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds' Statements of Operations as of April 30, 2011:

DERIVATIVE INVESTMENT
TYPE                                 LOCATION OF GAIN (LOSS) ON DERIVATIVES
---------------------      ----------------------------------------------------------
Equity Index Swap
  Contracts                Net Realized Gain (Loss) from: Swap Contracts
                           Net Change in Unrealized Appreciation (Depreciation) on:
                           Swap Contracts
Futures Contracts          Net Realized Gain (Loss) from: Futures Contracts
                           Net Change in Unrealized Appreciation (Depreciation) on:
                           Futures Contracts


The following is a summary of the Funds' realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the year ended April 30, 2011:

                                                    REALIZED GAIN (LOSS) ON DERIVATIVE INVESTMENTS
                                                      RECOGNIZED IN THE STATEMENT OF OPERATIONS
                                                 ---------------------------------------------------
                                                 TOTAL VALUE AT     EQUITY INDEX        EQUITY INDEX
PORTFOLIO                                        APRIL 30, 2011   SWAP CONTRACTS   FUTURES CONTRACTS
---------                                        --------------   --------------   -----------------
Rydex 2x S&P 500 ETF...........................   $ 15,140,175     $ 10,533,424       $ 4,606,751
Rydex Inverse 2x S&P 500 ETF...................    (21,547,914)     (17,565,395)       (3,982,519)



                                                        CHANGE IN UNREALIZED APPRECIATION
                                                                (DEPRECIATION) ON
                                                      DERIVATIVE INVESTMENTS RECOGNIZED IN
                                                           THE STATEMENT OF OPERATIONS
                                                 ----------------------------------------------
                                                                   EQUITY INDEX    EQUITY INDEX
                                                 TOTAL VALUE AT            SWAP         FUTURES
PORTFOLIO                                        APRIL 30, 2011       CONTRACTS       CONTRACTS
---------                                        --------------    ------------    ------------
Rydex 2x S&P 500 ETF.........................       $311,231         $ 770,181       $(458,950)
Rydex Inverse 2x S&P 500 ETF.................        205,385          (726,973)        932,358

                                                          SEMI-ANNUAL REPORT  25





NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
--------------------------------------------------------------------------------


J. DIVIDENDS AND DISTRIBUTIONS

Distributions of net investment income and net realized capital gains, if any, are declared at least annually and recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.

K. RISK AND UNCERTAINTIES

The Funds invest in various investments which are exposed to risk, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect amounts reported in the financial statements. The risk inherent in the use of futures and options contracts, and swap agreements, include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default. The Funds have established strict counterparty credit guidelines and enter into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

L. RISK DISCLOSURE

Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience the Funds expect the risk of loss to be remote.

3.  ADVISORY, ADMINISTRATION AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor determines the composition of the portfolio of securities that must be delivered in exchange for the issuance of Creation Units and periodically adjusts the composition of the portfolio of the Funds to conform to changes in the composition of the relevant index. For these services, the Advisor receives a management fee at the annual rate shown below of the average daily net assets of the Funds.

                                                                      ADVISORY FEE
                                                                      ------------
Rydex 2x S&P 500 ETF................................................      0.70%
Rydex Inverse 2x S&P 500 ETF........................................      0.70%


The Advisor pays all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except: interest, taxes, distribution and trustee fees or expenses and extraordinary expenses.

Under an Administration Agreement, State Street Bank and Trust Company (the "Administrator") provides various administrative and accounting services for the maintenance and operations of the Funds. Under a Custodian Agreement with the Trust, the Administrator maintains cash, securities and other assets of the Trust and the Funds in separate accounts for each Fund, keeps all necessary accounts and records, and provides other services. The Administrator is required, upon the order of the Trust, to deliver securities held by the Custodian and to make payments for securities purchased by the Trust for the Funds. Pursuant to a Transfer Agency and Service Agreement with the Trust, the Administrator acts as a transfer agent for the Trust's authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. The Advisor compensates the Administrator directly for the foregoing services.

The Funds have adopted a Distribution Plan (the "Plan") that allows the Funds to pay distribution fees to Rydex Distributors, LLC, an affiliated entity, (the "Distributor") and other firms that provide distribution services ("Service Providers"). If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor will, in turn, pay the Service Provider out of its fees. No such fee is currently charged to the Funds.

4.  CAPITAL

At April 30, 2011, there were an unlimited number of no par value shares of beneficial interest authorized. There is a minimum transaction fee per transaction to those persons purchasing or redeeming Creation Units. An additional charge of up to three times the standard transaction fee may be imposed for purchases and redemptions effected outside the National Securities Clearing Corporation

26




NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)
--------------------------------------------------------------------------------



usual clearing process or for cash. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV of the Fund on the transaction date. The minimum transaction fees are:

                                                                            MINIMUM
                                                                    TRANSACTION FEE
                                                                    ---------------
Rydex 2x S&P 500 ETF..............................................       $2,000
Rydex Inverse 2x S&P 500 ETF......................................           50


5.  INVESTMENT TRANSACTIONS

For the six months ended April 30, 2011, the Funds had investment transactions in-kind associated with subscriptions and redemptions as follows:

                                                             SUBSCRIPTIONS   REDEMPTIONS
                                                             -------------   -----------
Rydex 2x S&P 500 ETF.......................................       $--         $9,150,749
Rydex Inverse 2x S&P 500 ETF...............................        --                 --


Purchases and sales of investment securities (excluding short-term investments, U.S. government and government agency obligations) for the Funds were as follows:

                                                                PURCHASES        SALES
                                                              -----------   ----------
Rydex 2x S&P 500 ETF........................................  $11,135,972   $1,515,699
Rydex Inverse 2x S&P 500 ETF................................           --           --


6.  NEW ACCOUNTING PRONOUNCEMENT

In May 2011, the Financial Accounting Standards Board issued an Accounting Standards Update (ASU 2011-4), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented in Note H. The new disclosures and clarifications of existing disclosures are generally effective during interim and annual periods beginning after December 15, 2011. Management is evaluating the impact of this update on its current disclosures.

                                                          SEMI-ANNUAL REPORT  27






SUPPLEMENTAL INFORMATION (Unaudited)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov. Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, 2010 is also available, without charge and upon request, by (i) calling 1-800-820-0888; or accessing the Trust's Form N-PX on the SEC's website at, http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES INFORMATION

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.

OFFICE LOCATIONS

The offices of Security Global Investors, LLC can be found in the following locations:

40 East 52nd Street
16th Floor
New York, NY 10022
(Headquarters)

Four Irvington Centre
805 King Farm Boulevard
Suite 600
Rockville, MD 20850

9401 Indian Creek Parkway
40 Corporate Woods
Suite 850
Overland Park, KS 66210

28




INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)
--------------------------------------------------------------------------------

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.

All Trustees and Officers may be reached c/o Rydex Investments, 805 King Farm Blvd., Suite 600, Rockville, MD 20850.

INDEPENDENT TRUSTEES


                                     LENGTH OF SERVICE
   NAME, POSITION AND                   AS TRUSTEE                   NUMBER OF FUNDS
     YEAR OF BIRTH                     (YEAR BEGAN)                     OVERSEEN
-----------------------  ----------------------------------------   ----------------
JOHN O. DEMARET                  Rydex Series Funds - 1997                 148
Trustee, Chairman of            Rydex Variable Trust - 1998
the Board (1940)                Rydex Dynamic Funds - 1999
                                  Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired

                                ---------------------

COREY A. COLEHOUR                Rydex Series Funds - 1993                 148
Trustee (1945)                  Rydex Variable Trust - 1998
                                Rydex Dynamic Funds - 1999
                                  Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2006 to present); Owner and
President of Schield Management Company, registered investment adviser (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield Management
Company, registered investment adviser (1985 to 2005)

                                ---------------------
J. KENNETH DALTON                Rydex Series Funds - 1995                 148
Trustee (1941)                  Rydex Variable Trust - 1998
                                Rydex Dynamic Funds - 1999
                                  Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Mortgage Banking Consultant and
Investor, The Dalton Group

                                ---------------------
WERNER E. KELLER                 Rydex Series Funds - 2005                 148
Trustee (1940)                  Rydex Variable Trust - 2005
                                Rydex Dynamic Funds - 2005
                                  Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2001 to present); Chairman,
Centurion Capital Management (1991 to 2001)

                                ---------------------
THOMAS F. LYDON, JR.             Rydex Series Funds - 2005                 148
Trustee (1960)                  Rydex Variable Trust - 2005
                                Rydex Dynamic Funds - 2005
                                  Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: President, Global Trends Investments

                                ---------------------
PATRICK T. MCCARVILLE            Rydex Series Funds - 1997                 148
Trustee (1942)                  Rydex Variable Trust - 1998
                                Rydex Dynamic Funds - 1999
                                  Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Founder and Chief Executive Officer,
Par Industries, Inc.

                                ---------------------
ROGER SOMERS                     Rydex Series Funds - 1993                 148
Trustee (1944)                  Rydex Variable Trust - 1998
                                Rydex Dynamic Funds - 1999
                                  Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Owner, Arrow Limousine

------------------------------------------------------------------------------------

                                                          SEMI-ANNUAL REPORT  29





INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)
--------------------------------------------------------------------------------

EXECUTIVE OFFICERS


            NAME, POSITION AND               PRINCIPAL OCCUPATIONS DURING PAST FIVE
              YEAR OF BIRTH                                  YEARS
-----------------------------------------  -----------------------------------------
RICHARD M. GOLDMAN*                        President of Rydex Series Funds, Rydex
President (1961)                           Variable Trust, Rydex Dynamic Funds and
                                           Rydex ETF Trust (2009 to present); Chief
                                           Executive Officer and Director of Rydex
                                           Investments (2009 to present); President,
                                           Chief Executive Officer and Director of
                                           Rydex Distributors, Inc. (2009 to
                                           present); President and Chief Executive
                                           Officer of Rydex Holdings, LLC (2009 to
                                           present); Senior Vice President of
                                           Security Benefit Corp. (2007 to present);
                                           Director of First Security Benefit Life
                                           and Annuity Insurance Company of New York
                                           (2007 to present); Director of Security
                                           Distributors, Inc. (2007 to present);
                                           President of Security Investors, LLC
                                           (2007 to present); Manager and President
                                           of Security Global Investors, LLC (2007
                                           to present); Managing Member of R.M.
                                           Goldman Partners, LLC (2006 to 2007)

MICHAEL P. BYRUM*                          Vice President of Rydex Series Funds
Vice President (1970)                      (1997 to present); Vice President of
                                           Rydex Variable Trust (1998 to present);
                                           Vice President of Rydex Dynamic Funds
                                           (1999 to present); President of Rydex
                                           Investments (2004 to present); Chief
                                           Investment Officer of Rydex Investments
                                           (2006 to present); Secretary of Rydex
                                           Investments (2002 to present); Director
                                           of Rydex Investments (2008 to present);
                                           Chief Investment Officer of Rydex
                                           Holdings, LLC (2008 to present); Vice
                                           President of Rydex Distributors, Inc.
                                           (2009 to present); Manager of Rydex
                                           Specialized Products, LLC (2005 to
                                           present); Secretary of Rydex Specialized
                                           Products, LLC (2005 to 2008); Trustee of
                                           Rydex Series Funds, Rydex Variable Trust
                                           and Rydex Dynamic Funds (2005 to 2009);
                                           Vice President of Rydex ETF Trust (2002
                                           to present); President and Trustee of
                                           Rydex Capital Partners SPhinX Fund (2003
                                           to 2007)

NIKOLAOS BONOS*                            Vice President and Treasurer of Rydex
Vice President and Treasurer (1963)        Series Funds, Rydex Variable Trust, Rydex
                                           Dynamic Funds and Rydex ETF Trust (2003
                                           to present); Senior Vice President of
                                           Rydex Investments (2006 to present);
                                           Chief Executive Officer of Rydex
                                           Specialized Products, LLC (2009 to
                                           present); Chief Financial Officer of
                                           Rydex Specialized Products, LLC (2005 to
                                           2009); Vice President and Treasurer of
                                           Rydex Capital Partners SPhinX Fund (2003
                                           to 2006)

JOANNA M. HAIGNEY*                         Chief Compliance Officer of Rydex Series
Chief Compliance Officer and Secretary     Funds, Rydex Variable Trust, and Rydex
(1966)                                     Dynamic Funds (2004 to present);
                                           Secretary of Rydex Series Funds, Rydex
                                           Variable Trust, Rydex Dynamic Funds (2000
                                           to present); Secretary of Rydex ETF Trust
                                           (2002 to present); Chief Compliance
                                           Officer of Rydex Investments (2005 to
                                           present) Vice President of Compliance of
                                           Rydex Investments (2006 to present);
                                           Director of Rydex Distributors, Inc.
                                           (2009 to present); Secretary of Rydex
                                           Capital Partners SPhinX Fund (2003 to
                                           2006)

KEITH FLETCHER*                            Vice President of Rydex Series Funds,
Vice President (1958)                      Rydex Variable Trust, Rydex Dynamic Funds
                                           and Rydex ETF Trust (2009 to present);
                                           Vice President of Rydex Investments (2009
                                           to present); Vice President of Rydex
                                           Specialized Products, LLC (2009 to
                                           present); Vice President and Director of
                                           Rydex Distributors, Inc. (2009 to
                                           present); Vice President of Security
                                           Global Investors, LLC (2009 to present)


30




INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)
--------------------------------------------------------------------------------

EXECUTIVE OFFICERS (concluded)


            NAME, POSITION AND               PRINCIPAL OCCUPATIONS DURING PAST FIVE
              YEAR OF BIRTH                                  YEARS
-----------------------------------------  -----------------------------------------
AMY LEE*                                   Vice President and Assistant Secretary of
Vice President and Assistant Secretary     Rydex Series Funds, Rydex Variable Trust,
(1960)                                     Rydex Dynamic Funds and Rydex ETF Trust
                                           (2009 to present); Secretary of Rydex
                                           Distributors, Inc. (2008 to present);
                                           Chief Compliance Officer of Rydex
                                           Distributors, Inc. (2008 to 2009); Vice
                                           President, Associate General Counsel and
                                           Assistant Secretary of Security Benefit
                                           Corp. (2005 to present); Vice President,
                                           Associate General Counsel and Assistant
                                           Secretary of Security Benefit Life
                                           Insurance Co. (2004 to present);
                                           Assistant General Counsel of First
                                           Security Benefit Life and Annuity Company
                                           of New York (2004 to present); Chief
                                           Compliance Officer and Secretary of
                                           Security Distributors, Inc. (2004 to
                                           present); Secretary of Security Global
                                           Investors, Inc. (2007 to present);

JOSEPH ARRUDA*                             Assistant Treasurer of Rydex Series
Assistant Treasurer (1966)                 Funds, Rydex Variable Trust, Rydex
                                           Dynamic Funds and Rydex ETF Trust (2006
                                           to present); Senior Vice President of
                                           Rydex Investments (2008 to present); Vice
                                           President of Rydex Investments (2004 to
                                           2008); Manager and Chief Financial
                                           Officer of Rydex Specialized Products,
                                           LLC (2009 to present)


* Officers of the Funds are deemed to be "interested persons" of the Trust, within the meaning of Section 2(a) (19) of the 1940 Act, inasmuch as this person is affiliated with Rydex Investments.

(RYDEX SGI LOGO)

805 KING FARM BLVD
SUITE 600
ROCKVILLE, MD 20850
800.820.0888
www.rydex-sgi.com




ETF3-SEMI-0411X1011

                                                                  April 30, 2011
                                              RYDEX ETF TRUST SEMI-ANNUAL REPORT

                                                      DOMESTIC EQUAL WEIGHT ETFS

                   Rydex Russell MidCap Equal Weight ETF (NYSE Arca, Inc.: EWRM)

                  Rydex Russell 1000(R) Equal Weight ETF (NYSE Arca, Inc.: EWRI)

                  Rydex Russell 2000(R) Equal Weight ETF (NYSE Arca, Inc.: EWRS)

                                                 INTERNATIONAL EQUAL WEIGHT ETFS

                        Rydex MSCI EAFE Equal Weight ETF (NYSE Arca, Inc.: EWEF)

            Rydex MSCI Emerging Markets Equal Weight ETF (NYSE Arca, Inc.: EWEM)

                        Rydex MSCI ACWI Equal Weight ETF (NYSE Arca, Inc.: EWAC)






(RYDEX SGI LOGO)                                       (RYDEX SGI LOGO)

                                                          SEMI-ANNUAL REPORT   1





 TABLE OF CONTENTS
--------------------------------------------------------------------------------


LETTER TO OUR SHAREHOLDERS...............................................    2

FEES & EXPENSES..........................................................    4

PREMIUM AND DISCOUNT INFORMATION.........................................    5

PORTFOLIO SUMMARY........................................................    6

SCHEDULE OF INVESTMENTS..................................................   12

STATEMENT OF ASSETS AND LIABILITIES......................................   73

STATEMENT OF OPERATIONS..................................................   75

STATEMENTS OF CHANGES IN NET ASSETS......................................   77

FINANCIAL HIGHLIGHTS.....................................................   79

NOTES TO FINANCIAL STATEMENTS............................................   85

SUPPLEMENTAL INFORMATION.................................................   91

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS............................   92

2





LETTER TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

The equity market rise that began shortly after the depths of the financial crisis in 2008 continued through the six months ending April 30, 2011. Investors appeared hopeful the economic recovery was becoming self-sustaining, in spite of an assortment of first quarter 2011 shocks that ranged from higher oil prices to turmoil in the Mid East to the effects of the natural disaster in Japan. Assurance from the Fed that it was not going to immediately reverse its loose monetary policy, and that inflation was transitory, helped drive stocks at April's end to their highest level since just before the Lehman Brothers collapse in September 2008.

Clouding the picture, however, were reports of a slower rate of U.S. output and uncertainty over the expected conclusion of the Fed's quantitative easing program in June. The infusion of liquidity helped stocks rise 30% since last August and 20% over six months ending in April. As investors searching for higher yields increasingly took on credit risk over the past year, many bond sectors also benefited, particularly investment grade corporate bonds and high-yield bonds. Yields on the benchmark 10-year Treasury, meanwhile, have been sliding since December, reflecting increasingly weaker economic data and the potential for Treasuries to benefit from the end of the Fed's bond buying. In April, Standard & Poor's cut its outlook for U.S. sovereign debt for the first time since it started rating it 70 years ago, highlighting the hit to U.S. creditworthiness brought about by unfunded government tax cuts and spending programs, along with fiscal stimulus during the recession that have added significantly to the nation's debt.

April meeting minutes revealed that the Fed's next moves to maintain the economy would be to reduce its balance sheet and then consider whether to begin raising rates. But it also indicated it was in no hurry to make a move, particularly since it believed the recent run-up in commodity prices would not lead to a sustained increase in inflation. It has held short-term rates near zero since December 2008.

Some analysts believe the end of quantitative easing could lead to more caution in the markets, a view supported by weaker-than-expected U.S. GDP figures in late April that showed the economy grew at an annual rate of 1.8% in the first quarter of 2011, compared with estimates of around 2%. The rate was 3.1% for the fourth quarter of 2010. Although some corners of the economy are showing strength, such as job creation and export growth, stronger gains may be needed to help encourage households to spend freely. Unemployment remains stubbornly high at around 9%, while the prices of houses keep falling and sales are down, keeping consumers on edge.

Investors in global markets, meanwhile, are increasingly concerned about the potential for soaring food and energy prices to derail global economic recovery. The International Monetary Fund said global economic growth would slow to 4.5% this year, down from 5% last year. Through the first four months of 2011, stocks in overseas developed markets have risen less than counterparts in the U.S., while emerging markets stocks have also underperformed. Central banks throughout the emerging world have begun hiking rates in an effort to slow inflation, while China has been tapping the brakes on too-fast growth in its economy. Such moves contributed to a slowing in commodity price rises at the beginning of May, after a rapid rise over the prior 12 months.

The price of a barrel of oil rose above $100 in the first quarter of 2011 for the first time since 2008. The higher price of oil as a production cost caused the prices of many metals to slip in early 2011, aided by a pullback in demand due to the Japanese earthquake or China's efforts to slow lending. Gold spent much of the first quarter of 2011 in negative territory, but has turned in a spectacular climb over the past 12 months, rising above $1,500 an ounce in mid-April for the first time. Gold traders said bullion bets have increased as investors question central banks' ability to successfully manage the withdrawal of stimulus policies put in place during the financial crisis.

Helped largely by the Fed's liberal monetary policy, the dollar has lost value against most every other global currency over the past few months, as the value of the dollar against a basket of other currencies fell to a four-decade low. Some strategists believe the dollar may be poised to rally, benefiting from hints at possible Fed tightening.

U.S. economic growth, while not robust, has proven strong enough to overcome some major shocks in the past year. Many market observers, citing recent data on unemployment, housing and inflation, say the economy remains fragile. Others believe the economy is moving into a more mature phase and will continue to expand, although at a lower level than is customary after a major recession. Despite indicators of slowing in the U.S. and Europe, a new recession in Japan and renewed worries about sovereign debt in the eurozone, equity markets are still being buoyed by solid earnings, reasonable valuations and accommodative monetary policy.

                                                          SEMI-ANNUAL REPORT   3






--------------------------------------------------------------------------------


At Rydex|SGI, our products are designed to help investors navigate uncertain markets, including hedging or augmenting exposures to the equity or fixed-income markets, or introducing alternative assets and strategies to portfolios for overall diversification(1). Thank you for the trust you place in us.

Sincerely,

-s- Michael Byrum
Michael Byrum
President & Chief Investment Officer

Performance displayed represents past performance which is no guarantee of future results. Of course, fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call us at 800.820.0888 or visit www.rydex-sgi.com.

READ EACH FUND'S PROSPECTUS AND SUMMARY PROSPECTUS (IF AVAILABLE) CAREFULLY BEFORE INVESTING. IT CONTAINS THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES, EXPENSES AND OTHER INFORMATION, WHICH SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING. OBTAIN A PROSPECTUS AND SUMMARY PROSPECTUS (IF AVAILABLE) AT WWW.RYDEX-SGI.COM OR CALL 800.820.0888

RYDEX|SGI FUNDS ARE DISTRIBUTED BY RYDEX DISTRIBUTORS, LLC (RDL). Security Investors, LLC (SI) is a registered investment advisor, and does business as Security Global Investors(R) and Rydex Investments. SI and RDL are affiliates and are subsidiaries of Security Benefit Corporation, which is wholly owned by Guggenheim SBC Holdings, LLC, a special purpose entity managed by an affiliate of Guggenheim Partners, LLC, a diversified financial services firm with more than $100 billion in assets under supervision.


----------
(1) Diversification neither assures a profit not eliminates the risk of experiencing investment losses.

4





FEES AND EXPENSES (Unaudited)
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLE
As a shareholder of the Rydex ETF Trust, you incur transaction costs such as creation and redemption fees or brokerage charges, and ongoing costs including advisory fees, trustee fees and, if applicable, distribution fees. All other Trust expenses are paid by the advisor. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example in the table is based on an investment of $1,000 invested on the commencement date and held for the period ended April 30, 2011.

ACTUAL EXPENSES
The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                         BEGINNING      ENDING              EXPENSES
                                                           ACCOUNT     ACCOUNT           PAID DURING
                                               EXPENSE       VALUE       VALUE     SIX-MONTH PERIOD*
                                                 RATIO    10/31/10     4/30/11   10/31/10 TO 4/30/11
                                               -------   ---------   ---------   -------------------
ACTUAL
  Rydex Russell MidCap Equal Weight ETF**....    0.41%   $1,000.00   $1,157.00          $1.81
  Rydex Russell 1000(R) Equal Weight ETF**...    0.40%   $1,000.00   $1,150.00          $1.76
  Rydex Russell 2000(R) Equal Weight ETF**...    0.40%   $1,000.00   $1,145.50          $1.75
  Rydex MSCI EAFE Equal Weight ETF**.........    0.56%   $1,000.00   $1,102.10          $2.40
  Rydex MSCI Emerging Markets Equal Weight
     ETF**...................................    0.63%   $1,000.00   $1,055.00          $2.64
  Rydex MSCI ACWI Equal Weight ETF***........    0.14%   $1,000.00   $1,081.20          $0.46
HYPOTHETICAL (ASSUMING A 5% RETURN BEFORE
  EXPENSES)
  Rydex Russell MidCap Equal Weight ETF......    0.41%   $1,000.00   $1,022.76          $2.06
  Rydex Russell 1000(R) Equal Weight ETF.....    0.40%   $1,000.00   $1,022.81          $2.01
  Rydex Russell 2000(R) Equal Weight ETF.....    0.40%   $1,000.00   $1,022.81          $2.01
  Rydex MSCI EAFE Equal Weight ETF...........    0.56%   $1,000.00   $1,022.02          $2.81
  Rydex MSCI Emerging Markets Equal Weight
     ETF.....................................    0.63%   $1,000.00   $1,021.67          $3.16
  Rydex MSCI ACWI Equal Weight ETF...........    0.14%   $1,000.00   $1,024.10          $0.70



--------

    * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

   ** The Fund commenced operations on December 3, 2010. Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 149/365 (to reflect the period from inception to date).

  *** The Fund commenced operations on January 7, 2011. Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 114/365 (to reflect the period from inception to date).

                                                          SEMI-ANNUAL REPORT   5






PREMIUM AND DISCOUNT INFORMATION (Unaudited)
--------------------------------------------------------------------------------

The tables that follow present information about the differences between the daily market price on secondary markets for shares of the Funds and each Fund's NAV. Net Asset Value, or "NAV," is the price per share at which a Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The "Market Price" of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the Exchange on which the Fund is listed for trading, as of the time the Fund's NAV is calculated. A Fund's Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply of and demand for shares of the Funds.

Premiums or discounts are the differences (generally expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a positive percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a negative percentage of the NAV.

The following information shows the frequency distribution of premiums and discounts for the Funds. The information shown for each Fund is for the period from inception to April 30, 2011.

Each line in the table shows the number of trading days in which the Funds traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

                                                                 NUMBER OF DAYS
                               ----------------------------------------------------------------------------------
                                                                                           RYDEX MSCI
                               RYDEX RUSSELL  RYDEX RUSSELL  RYDEX RUSSELL  RYDEX MSCI       EMERGING  RYDEX MSCI
                                MIDCAP EQUAL  1000(R) EQUAL  2000(R) EQUAL  EAFE EQUAL  MARKETS EQUAL  ACWI EQUAL
   PREMIUM/DISCOUNT RANGE         WEIGHT ETF     WEIGHT ETF     WEIGHT ETF  WEIGHT ETF     WEIGHT ETF  WEIGHT ETF
-----------------------------------------------------------------------------------------------------------------
Greater Than 30%                      0              0              0             0            0             0
Between 10.01% and 30%                0              0              0             0            0             0
Between 8.01% and 10%                 0              0              0             0            0             0
Between 3.01% and 8%                  0              0              0             1            1             0
Between 1.01% and 3%                  1              2              0            10           24            24
Between .51% and 1%                   5              2              6            13           29            34
Between .26% and .5%                  8             11             13            10           15             3
Between 0% and .25%                 104             98             93            70           63            42
Between -0.01% and -0.25%            22             20             23            21            8             1
Between -0.26% and -0.5%              4              9              9            13            3             0
Between -0.51% and -1%                4              6              5             7            6             3
Between -1.01% and -3%                1              1              0             4            0             4
Between -3.01% and -8%                0              0              0             0            0             0
Between -8.01% and -10%               0              0              0             0            0             0
Between -10.01% and -30%              0              0              0             0            0             0
Less Than -30%                        0              0              0             0            0             3
-----------------------------------------------------------------------------------------------------------------
Total                               149            149            149           149          149           114



                                                            PERCENTAGE OF TOTAL DAYS
                               ----------------------------------------------------------------------------------
                                                                                           RYDEX MSCI
                               RYDEX RUSSELL  RYDEX RUSSELL  RYDEX RUSSELL  RYDEX MSCI       EMERGING  RYDEX MSCI
                                MIDCAP EQUAL  1000(R) EQUAL  2000(R) EQUAL  EAFE EQUAL  MARKETS EQUAL  ACWI EQUAL
     PREMIUM/DISCOUNT RANGE       WEIGHT ETF     WEIGHT ETF     WEIGHT ETF  WEIGHT ETF     WEIGHT ETF  WEIGHT ETF
-----------------------------------------------------------------------------------------------------------------
Greater Than 30%                     0.00%          0.00%          0.00%        0.00%         0.00%        0.00%
Between 10.01% and 30%               0.00%          0.00%          0.00%        0.00%         0.00%        0.00%
Between 8.01% and 10%                0.00%          0.00%          0.00%        0.00%         0.00%        0.00%
Between 3.01% and 8%                 0.00%          0.00%          0.00%        0.67%         0.67%        0.00%
Between 1.01% and 3%                 0.67%          1.34%          0.00%        6.71%        16.11%       21.05%
Between .51% and 1%                  3.36%          1.34%          4.03%        8.72%        19.46%       29.82%
Between .26% and .5%                 5.37%          7.38%          8.72%        6.71%        10.07%        2.63%
Between 0% and .25%                 69.80%         65.78%         62.41%       46.99%        42.28%       36.85%
Between -0.01% and -0.25%           14.77%         13.42%         15.44%       14.10%         5.37%        0.88%
Between -0.26% and -0.5%             2.68%          6.04%          6.04%        8.72%         2.01%        0.00%
Between -0.51% and -1%               2.68%          4.03%          3.36%        4.70%         4.03%        2.63%
Between -1.01% and -3%               0.67%          0.67%          0.00%        2.68%         0.00%        3.51%
Between -3.01% and -8%               0.00%          0.00%          0.00%        0.00%         0.00%        0.00%
Between -8.01% and -10%              0.00%          0.00%          0.00%        0.00%         0.00%        0.00%
Between -10.01% and -30%             0.00%          0.00%          0.00%        0.00%         0.00%        0.00%
Less Than -30%                       0.00%          0.00%          0.00%        0.00%         0.00%        2.63%
-----------------------------------------------------------------------------------------------------------------
Total                              100.00%        100.00%        100.00%      100.00%       100.00%      100.00%

6




RYDEX RUSSELL MIDCAP EQUAL WEIGHT ETF
PORTFOLIO SUMMARY                                           As of April 30, 2011
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
SUPERVALU, INC.                                                            0.41%
RALCORP HOLDINGS, INC.                                                     0.38%
CONSTELLATION BRANDS, INC. -- CLASS A                                      0.37%
MEAD JOHNSON NUTRITION CO.                                                 0.37%
FLOWERS FOODS, INC.                                                        0.37%
CENTURYTEL, INC.                                                           0.36%
HANSEN NATURAL CORP.                                                       0.36%
LORILLARD, INC.                                                            0.36%
CORN PRODUCTS INTERNATIONAL, INC.                                          0.36%
HERBALIFE LTD.                                                             0.35%
------------------------------------------------------------------------------------



SECTOR ALLOCATIONS*

(PIE CHART)

Information Technology                       13.24
Industrials                                  11.64
Health Care                                  11.55
Consumer Staples                             11.27
Consumer Discretionary                       10.91
Energy                                       10.61
Financials                                    9.94
Materials                                     9.47
Utilities                                     8.91
Telecommunication Services                    2.46




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

                                                          SEMI-ANNUAL REPORT   7





RYDEX RUSSELL 1000(R) EQUAL WEIGHT ETF
PORTFOLIO SUMMARY                                           As of April 30, 2011
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
CENTURYTEL, INC.                                                           0.30%
SUPERVALU, INC.                                                            0.28%
RALCORP HOLDINGS, INC.                                                     0.26%
CONSTELLATION BRANDS, INC. -- CLASS A                                      0.25%
MEAD JOHNSON NUTRITION CO.                                                 0.25%
FLOWERS FOODS, INC.                                                        0.25%
HANSEN NATURAL CORP.                                                       0.24%
CORN PRODUCTS INTERNATIONAL, INC.                                          0.24%
HERBALIFE LTD.                                                             0.24%
WALGREEN CO.                                                               0.24%
------------------------------------------------------------------------------------



SECTOR ALLOCATIONS*

(PIE CHART)

Information Technology                       13.13
Industrials                                  11.55
Consumer Staples                             11.46
Health Care                                  11.34
Consumer Discretionary                       10.77
Energy                                       10.75
Financials                                    9.96
Materials                                     9.59
Utilities                                     8.84
Telecommunication Services                    2.61




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

8




RYDEX RUSSELL 2000(R) EQUAL WEIGHT ETF
PORTFOLIO SUMMARY                                           As of April 30, 2011
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
SSGA GOVERNMENT MONEY MARKET FUND                                          0.45%
GLOBAL CROSSING LTD.                                                       0.35%
SPECTRUM BRANDS HOLDINGS, INC.                                             0.28%
DIAMOND FOODS, INC.                                                        0.27%
FRESH MARKET, INC.(THE)                                                    0.25%
VONAGE HOLDINGS CORP.                                                      0.25%
TREEHOUSE FOODS, INC.                                                      0.25%
J&J SNACK FOODS CORP.                                                      0.25%
USANA HEALTH SCIENCES, INC.                                                0.25%
RUDDICK CORP.                                                              0.25%
------------------------------------------------------------------------------------



SECTOR ALLOCATIONS*

(PIE CHART)

Industrials                                  14.03
Information Technology                       12.80
Health Care                                  11.70
Consumer Discretionary                       11.14
Financials                                   10.77
Energy                                       10.60
Consumer Staples                             10.45
Materials                                     7.54
Utilities                                     6.89
Telecommunication Services                    4.08




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

                                                          SEMI-ANNUAL REPORT   9





RYDEX MSCI EAFE EQUAL WEIGHT ETF
PORTFOLIO SUMMARY                                           As of April 30, 2011
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
SSGA GOVERNMENT MONEY MARKET FUND                                          0.75%
YASKAWA ELECTRIC CORP.                                                     0.26%
KEPPEL CORP., LTD.                                                         0.24%
AP MOLLER -- MAERSK A/S                                                    0.23%
CHIYODA CORP.                                                              0.22%
CITY DEVELOPMENTS LTD.                                                     0.22%
KUBOTA CORP.                                                               0.21%
SHIMAMURA CO., LTD.                                                        0.21%
BANK OF KYOTO LTD.(THE)                                                    0.21%
SHIZUOKA BANK LTD.(THE)                                                    0.20%
------------------------------------------------------------------------------------



SECTOR ALLOCATIONS*

(PIE CHART)

Financials                                   21.53
Industrials                                  20.31
Consumer Discretionary                       13.92
Materials                                    12.14
Information Technology                        6.84
Consumer Staples                              6.60
Health Care                                   5.97
Utilities                                     4.91
Energy                                        4.19
Telecommunication Services                    3.59




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

10




RYDEX MSCI EMERGING MARKETS EQUAL WEIGHT ETF
PORTFOLIO SUMMARY                                           As of April 30, 2011
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
WISDOMTREE INDIA EARNINGS FUND                                             8.31%
SSGA GOVERNMENT MONEY MARKET FUND                                          1.09%
ANHUI CONCH CEMENT CO., LTD. -- CLASS H                                    0.33%
MEDIATEK, INC.                                                             0.26%
SHANDONG WEIGAO GROUP MEDICAL POLYMER CO., LTD. -- CLASS H                 0.26%
TSINGTAO BREWERY CO., LTD. -- CLASS H                                      0.25%
HIWIN TECHNOLOGIES CORP.                                                   0.23%
FOXCONN TECHNOLOGY CO., LTD.                                               0.23%
OCI CO., LTD.                                                              0.23%
EVERGRANDE REAL ESTATE GROUP LTD.                                          0.22%
------------------------------------------------------------------------------------



SECTOR ALLOCATIONS*

(PIE CHART)

Exchange Traded Funds                        19.12
Financials                                   14.08
Consumer Discretionary                       13.98
Information Technology                        9.94
Industrials                                   9.82
Health Care                                   8.41
Energy                                        7.94
Materials                                     5.75
Consumer Staples                              4.93
Utilities                                     4.27
Telecommunication Services                    1.76




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

                                                          SEMI-ANNUAL REPORT  11




RYDEX MSCI ACWI EQUAL WEIGHT ETF
PORTFOLIO SUMMARY                                           As of April 30, 2011
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
RYDEX MSCI EAFE EQUAL WEIGHT ETF                                          38.62%
RYDEX MSCI EMERGING MARKETS EQUAL WEIGHT ETF                              34.15%
SSGA GOVERNMENT MONEY MARKET FUND                                          0.46%
NATIONAL SEMICONDUCTOR CORP.                                               0.06%
BIOGEN IDEC, INC.                                                          0.06%
CEPHALON, INC.                                                             0.06%
MOODY'S CORP.                                                              0.05%
GOODYEAR TIRE & RUBBER CO.(THE)                                            0.05%
PETROHAWK ENERGY CORP.                                                     0.05%
VALEANT PHARMACEUTICALS INTERNATIONAL, INC.                                0.05%
------------------------------------------------------------------------------------



SECTOR ALLOCATIONS*

(PIE CHART)

Exchange Traded Funds                        73.12
Financials                                    4.54
Consumer Discretionary                        4.13
Information Technology                        3.57
Industrials                                   3.24
Health Care                                   2.80
Energy                                        2.50
Materials                                     1.94
Consumer Staples                              1.93
Utilities                                     1.59
Telecommunication Services                    0.64




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

12




Rydex Russell Midcap Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2011
--------------------------------------------------------------------------------


                                               MARKET
                                  SHARES        VALUE
-----------------------------------------------------
COMMON STOCKS 99.8%
  AEROSPACE & DEFENSE 0.8%
  Alliant Techsystems, Inc. ....     170      $12,010
  BE Aerospace, Inc.*...........     340       13,121
  Goodrich Corp. ...............     140       12,372
  ITT Corp. ....................     200       11,558
  L-3 Communications Holdings,
     Inc. ......................     150       12,028
  Rockwell Collins, Inc. .......     180       11,358
  Spirit Aerosystems Holdings,
     Inc. -- Class A*...........     460       11,316
  TransDigm Group, Inc.*........     140       11,662
                                          -----------
TOTAL AEROSPACE & DEFENSE                      95,425
                                          -----------
  AIR FREIGHT & LOGISTICS 0.3%
  C.H. Robinson Worldwide,
     Inc. ......................     160       12,829
  Expeditors International of
     Washington, Inc. ..........     240       13,025
  UTI Worldwide, Inc. ..........     601       13,468
                                          -----------
TOTAL AIR FREIGHT & LOGISTICS                  39,322
                                          -----------
  AIRLINES 0.5%
  AMR Corp.*....................   1,759       10,325
  Copa Holdings SA -- Class A...     230       13,374
  Delta Air Lines, Inc.*........   1,179       12,238
  Southwest Airlines Co. .......     930       10,928
  United Continental Holdings,
     Inc.*......................     500       11,410
                                          -----------
TOTAL AIRLINES                                 58,275
                                          -----------
  AUTO COMPONENTS 0.6%
  Autoliv, Inc. ................     130       10,417
  BorgWarner, Inc.*.............     120        9,269
  Federal-Mogul Corp.*..........     380       10,070
  Gentex Corp. .................     330       10,346
  Goodyear Tire & Rubber
     Co.(The)*..................     650       11,797
  Lear Corp. ...................     200       10,228
  TRW Automotive Holdings
     Corp.*.....................     180       10,271
                                          -----------
TOTAL AUTO COMPONENTS                          72,398
                                          -----------
  AUTOMOBILES 0.2%
  Harley-Davidson, Inc. ........     230        8,570
  Tesla Motors, Inc.*...........     410       11,316
  Thor Industries, Inc. ........     290        8,993
                                          -----------
TOTAL AUTOMOBILES                              28,879
                                          -----------
  BEVERAGES 2.1%
  Brown-Forman Corp. -- Class
     B..........................     580       41,679
  Coca-Cola Enterprises, Inc. ..   1,460       41,479
  Constellation Brands,
     Inc. -- Class A*...........   2,029       45,429
  Dr Pepper Snapple Group,
     Inc. ......................   1,050       41,160
  Hansen Natural Corp.*.........     670       44,320
  Molson Coors Brewing
     Co. -- Class B.............     861       41,974
                                          -----------
TOTAL BEVERAGES                               256,041
                                          -----------
  BIOTECHNOLOGY 1.9%
  Alexion Pharmaceuticals,
     Inc.*......................     200       19,378
  Amylin Pharmaceuticals,
     Inc.*......................   1,731       23,022
  BioMarin Pharmaceutical,
     Inc.*......................     770       20,705
  Cephalon, Inc.*...............     320       24,576
  Dendreon Corp.*...............     540       23,452
  Human Genome Sciences, Inc.*..     690       20,334
  Myriad Genetics, Inc.*........     929       19,918
  Regeneron Pharmaceuticals,
     Inc.*......................     440       22,489
  Talecris Biotherapeutics
     Holdings Corp.*............     700       19,544
  United Therapeutics Corp.*....     290       19,419
  Vertex Pharmaceuticals,
     Inc.*......................     390       21,458
                                          -----------
TOTAL BIOTECHNOLOGY                           234,295
                                          -----------
  BUILDING PRODUCTS 0.9%
  Armstrong World Industries,
     Inc. ......................     530       23,717
  Lennox International, Inc. ...     450       21,875
  Masco Corp. ..................   1,651       22,156
  Owens Corning*................     660       24,974
  USG Corp.*....................   1,380       21,280
                                          -----------
TOTAL BUILDING PRODUCTS                       114,002
                                          -----------
  CAPITAL MARKETS 1.1%
  Affiliated Managers Group,
     Inc.*......................      70        7,636
  Ameriprise Financial, Inc. ...     120        7,447
  Ares Capital Corp. ...........     451        7,987
  E*TRADE Financial Corp.*......     480        7,795
  Eaton Vance Corp. ............     230        7,767
  Federated Investors,
     Inc. -- Class B............     280        7,218
  Greenhill & Co., Inc. ........     110        6,490
  Invesco Ltd. .................     290        7,212
  Janus Capital Group, Inc. ....     620        7,545
  Jefferies Group, Inc. ........     300        7,251
  Lazard Ltd. -- Class A........     170        6,970
  Legg Mason, Inc. .............     210        7,802
  LPL Investment Holdings,
     Inc.*......................     210        7,703
  Raymond James Financial,
     Inc. ......................     200        7,500
  SEI Investments Co. ..........     320        7,146
  T. Rowe Price Group, Inc. ....     120        7,710
  TD Ameritrade Holding Corp. ..     360        7,755
  Waddell & Reed Financial,
     Inc. -- Class A............     190        7,792
                                          -----------
TOTAL CAPITAL MARKETS                         134,726
                                          -----------
  CHEMICALS 4.1%
  Airgas, Inc. .................     340       23,613
  Albemarle Corp. ..............     400       28,220
  Ashland, Inc. ................     400       24,832
  Cabot Corp. ..................     500       22,425
  Celanese Corp. -- Class A.....     531       26,508
  CF Industries Holdings,
     Inc. ......................     180       25,479
  Cytec Industries, Inc. .......     430       25,232
  Eastman Chemical Co. .........     240       25,740
  Ecolab, Inc. .................     460       24,270
  FMC Corp. ....................     280       24,718
  Huntsman Corp. ...............   1,310       27,314
  International Flavors &
     Fragrances, Inc. ..........     380       24,138
  Intrepid Potash, Inc.*........     680       23,297
  Lubrizol Corp. ...............     170       22,868
  Nalco Holding Co. ............     440       12,852
  PPG Industries, Inc. .........     260       24,614
  RPM International, Inc. ......     990       23,265
  Scotts Miracle-Gro
     Co.(The) -- Class A........     400       22,588
  Sherwin-Williams Co.(The).....     271       22,301
  Sigma-Aldrich Corp. ..........     361       25,479
  Valspar Corp. ................     600       23,586
                                          -----------
TOTAL CHEMICALS                               503,339
                                          -----------
  COMMERCIAL BANKS 1.7%
  Associated Banc-Corp. ........     510        7,446
  BancorpSouth, Inc. ...........     490        6,640
  Bank of Hawaii Corp. .........     160        7,806
  BOK Financial Corp. ..........     150        8,067
  CapitalSource, Inc. ..........   1,060        7,081
  CIT Group, Inc.*..............     180        7,643
  City National Corp. ..........     130        7,424
  Comerica, Inc. ...............     200        7,586
  Commerce Bancshares, Inc. ....     190        8,086
  Cullen/Frost Bankers, Inc. ...     130        7,701
  East West Bancorp, Inc. ......     340        7,184


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  13




Rydex Russell Midcap Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2011
--------------------------------------------------------------------------------


                                               MARKET
                                  SHARES        VALUE
-----------------------------------------------------
COMMON STOCKS (CONTINUED)

  Fifth Third Bancorp...........     540       $7,166
  First Citizens BancShares
     Inc. -- Class A............      40        8,000
  First Horizon National
     Corp. .....................     660        7,227
  Fulton Financial Corp. .......     681        7,954
  Huntington Bancshares, Inc. ..   1,130        7,673
  KeyCorp.......................     850        7,370
  M&T Bank Corp. ...............      90        7,953
  Marshall & Ilsley Corp. ......     960        7,843
  Popular, Inc.*................   2,569        8,092
  Regions Financial Corp. ......   1,040        7,634
  SunTrust Banks, Inc. .........     260        7,329
  Synovus Financial Corp. ......   2,990        7,475
  TCF Financial Corp. ..........     490        7,639
  Valley National Bancorp.......     550        7,876
  Wilmington Trust Corp. .......   1,680        7,577
  Zions Bancorp.................     330        8,069
                                          -----------
TOTAL COMMERCIAL BANKS                        205,541
                                          -----------
  COMMERCIAL SERVICES & SUPPLIES 1.2%
  Avery Dennison Corp. .........     290       12,105
  Cintas Corp. .................     400       12,420
  Copart, Inc.*.................     280       12,703
  Corrections Corp. of
     America*...................     500       12,445
  Covanta Holding Corp. ........     700       12,019
  Iron Mountain, Inc. ..........     380       12,103
  KAR Auction Services, Inc.*...     630       12,285
  Pitney Bowes, Inc. ...........     470       11,543
  R.R. Donnelley & Sons Co. ....     631       11,901
  Republic Services, Inc. ......     390       12,332
  Stericycle, Inc.*.............     130       11,866
  Waste Connections, Inc. ......     410       12,616
                                          -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES          146,338
                                          -----------
  COMMUNICATIONS EQUIPMENT 1.0%
  Brocade Communications
     Systems, Inc.*.............   2,350       14,687
  Ciena Corp.*..................     630       17,791
  EchoStar Corp. -- Class A*....     400       14,832
  F5 Networks, Inc.*............     160       16,218
  Harris Corp. .................     300       15,939
  JDS Uniphase Corp.*...........     760       15,838
  Polycom, Inc.*................     300       17,949
  Tellabs, Inc. ................   2,831       13,929
                                          -----------
TOTAL COMMUNICATIONS EQUIPMENT                127,183
                                          -----------
  COMPUTERS & PERIPHERALS 1.0%
  Diebold, Inc. ................     420       14,196
  Lexmark International,
     Inc. -- Class A*...........     320       10,320
  NCR Corp.*....................     780       15,452
  NetApp, Inc.*.................     310       16,114
  QLogic Corp.*.................     820       14,743
  SanDisk Corp.*................     320       15,725
  Seagate Technology PLC........   1,020       17,972
  Western Digital Corp.*........     391       15,562
                                          -----------
TOTAL COMPUTERS & PERIPHERALS                 120,084
                                          -----------
  CONSTRUCTION & ENGINEERING 0.8%
  Aecom Technology Corp.*.......     440       11,995
  Chicago Bridge & Iron Co. NV..     300       12,162
  Fluor Corp. ..................     160       11,190
  Jacobs Engineering Group,
     Inc.*......................     240       11,906
  KBR, Inc. ....................     320       12,279
  Quanta Services, Inc.*........     530       11,490
  Shaw Group, Inc.(The)*........     340       13,226
  URS Corp.*....................     260       11,635
                                          -----------
TOTAL CONSTRUCTION & ENGINEERING               95,883
                                          -----------
  CONSTRUCTION MATERIALS 0.6%
  Eagle Materials, Inc. ........     750       21,818
  Martin Marietta Materials,
     Inc. ......................     260       23,709
  Vulcan Materials Co. .........     510       23,052
                                          -----------
TOTAL CONSTRUCTION MATERIALS                   68,579
                                          -----------
  CONSUMER FINANCE 0.2%
  Discover Financial Services...     310        7,700
  Green Dot Corp. -- Class A*...     180        7,769
  SLM Corp.*....................     490        8,129
                                          -----------
TOTAL CONSUMER FINANCE                         23,598
                                          -----------
  CONTAINERS & PACKAGING 1.9%
  AptarGroup, Inc. .............     470       24,651
  Ball Corp. ...................     660       24,625
  Bemis Co., Inc. ..............     720       22,565
  Crown Holdings, Inc.*.........     600       22,440
  Greif, Inc. -- Class A........     360       22,356
  Owens-Illinois, Inc.*.........     770       22,846
  Packaging Corp. of America....     830       23,680
  Sealed Air Corp. .............     880       22,678
  Sonoco Products Co. ..........     650       22,464
  Temple-Inland, Inc. ..........   1,040       24,471
                                          -----------
TOTAL CONTAINERS & PACKAGING                  232,776
                                          -----------
  DISTRIBUTORS 0.5%
  Central European Distribution
     Corp.*.....................   3,424       40,472
  Genuine Parts Co. ............     180        9,666
  LKQ Corp.*....................     410       10,340
                                          -----------
TOTAL DISTRIBUTORS                             60,478
                                          -----------
  DIVERSIFIED CONSUMER SERVICES 0.8%
  Apollo Group, Inc. -- Class
     A*.........................     220        8,807
  Career Education Corp.*.......     430        9,378
  DeVry, Inc. ..................     170        8,993
  Education Management Corp.*...     500        9,270
  H&R Block, Inc. ..............     570        9,855
  Hillenbrand, Inc. ............     440       10,085
  ITT Educational Services,
     Inc.*......................     130        9,325
  Service Corp. International...     880       10,358
  Strayer Education, Inc. ......      70        8,672
  Weight Watchers International,
     Inc. ......................     150       11,662
                                          -----------
TOTAL DIVERSIFIED CONSUMER SERVICES            96,405
                                          -----------
  DIVERSIFIED FINANCIAL SERVICES 0.5%
  CBOE Holdings, Inc. ..........     260        6,973
  Interactive Brokers Group,
     Inc. -- Class A............     470        8,244
  IntercontinentalExchange,
     Inc.*......................      60        7,221
  Leucadia National Corp. ......     200        7,732
  Moody's Corp. ................     220        8,611
  MSCI, Inc. -- Class A*........     200        7,094
  Nasdaq OMX Group (The)*.......     290        7,859
  NYSE Euronext.................     210        8,410
                                          -----------
TOTAL DIVERSIFIED FINANCIAL SERVICES           62,144
                                          -----------
  DIVERSIFIED TELECOMMUNICATION SERVICES 1.1%
  CenturyTel, Inc. .............   1,090       44,450
  Frontier Communications
     Corp. .....................   2,721       22,503
  Level 3 Communications,
     Inc.*......................  15,112       23,575


See Notes to Financial Statements.

14



Rydex Russell Midcap Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2011
--------------------------------------------------------------------------------


                                               MARKET
                                  SHARES        VALUE
-----------------------------------------------------
COMMON STOCKS (CONTINUED)

  tw telecom, Inc.*.............   1,160      $24,986
  Windstream Corp. .............   1,699       21,764
                                          -----------
TOTAL DIVERSIFIED TELECOMMUNICATION
  SERVICES                                    137,278
                                          -----------
  ELECTRIC UTILITIES 2.5%
  DPL, Inc. ....................     830       25,141
  Edison International..........     611       23,994
  FirstEnergy Corp. ............     610       24,375
  Great Plains Energy, Inc. ....   1,131       23,276
  Hawaiian Electric Industries,
     Inc. ......................     920       23,451
  ITC Holdings Corp. ...........     330       23,407
  Northeast Utilities...........     660       23,496
  NV Energy, Inc. ..............   1,530       23,241
  Pepco Holdings, Inc. .........   1,210       23,317
  Pinnacle West Capital Corp. ..     530       22,997
  PPL Corp. ....................     910       24,961
  Progress Energy, Inc. ........     490       23,250
  Westar Energy, Inc. ..........     860       23,400
                                          -----------
TOTAL ELECTRIC UTILITIES                      308,306
                                          -----------
  ELECTRICAL EQUIPMENT 0.9%
  AMETEK, Inc. .................     280       12,891
  Babcock & Wilcox Co.(The)*....     360       11,308
  Cooper Industries PLC.........     180       11,871
  General Cable Corp.*..........     280       13,580
  Hubbell, Inc. -- Class B......     170       11,898
  Regal-Beloit Corp. ...........     160       12,126
  Rockwell Automation, Inc. ....     130       11,327
  Roper Industries, Inc. .......     140       12,109
  Thomas & Betts Corp.*.........     210       12,174
                                          -----------
TOTAL ELECTRICAL EQUIPMENT                    109,284
                                          -----------
  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 1.7%
  Amphenol Corp. -- Class A.....     270       15,096
  Arrow Electronics, Inc.*......     360       16,412
  Avnet, Inc.*..................     440       15,981
  AVX Corp. ....................     990       16,147
  Dolby Laboratories,
     Inc. -- Class A*...........     300       15,018
  FLIR Systems, Inc. ...........     350       12,327
  Ingram Micro, Inc. -- Class
     A*.........................     710       13,298
  Itron, Inc.*..................     220       11,975
  Jabil Circuit, Inc. ..........     681       13,511
  Molex, Inc. ..................     590       15,930
  National Instruments Corp. ...     360       10,922
  Tech Data Corp.*..............     290       15,408
  Trimble Navigation, Ltd.*.....     240       11,242
  Vishay Intertechnology,
     Inc.*......................     830       15,836
  Vishay Precision Group,
     Inc.*......................     710       11,715
                                          -----------
TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS
  & COMPONENTS                                210,818
                                          -----------
  ENERGY EQUIPMENT & SERVICES 3.7%
  Atwood Oceanics, Inc.*........     520       23,364
  Cameron International Corp.*..     390       20,561
  Core Laboratories NV..........     230       22,075
  Diamond Offshore Drilling,
     Inc. ......................     300       22,761
  Dresser-Rand Group, Inc.*.....     440       23,118
  Exterran Holdings, Inc.*......     970       21,059
  FMC Technologies, Inc.*.......     491       22,822
  Helmerich & Payne, Inc. ......     350       23,219
  IHS, Inc. -- Class A*.........      80        7,059
  McDermott International,
     Inc.*......................     470       10,852
  Nabors Industries, Ltd.*......     780       23,899
  Oceaneering International,
     Inc.*......................     270       23,603
  Oil States International,
     Inc.*......................     310       25,733
  Patterson-UTI Energy, Inc. ...     820       25,510
  Pride International, Inc.*....     540       23,712
  Rowan Cos., Inc.*.............     560       23,352
  SEACOR Holdings, Inc. ........     240       23,719
  Superior Energy Services,
     Inc.*......................     590       22,668
  Tidewater, Inc. ..............     190       11,307
  Unit Corp.*...................     381       24,011
  Weatherford International
     Ltd.*......................   1,080       23,306
                                          -----------
TOTAL ENERGY EQUIPMENT & SERVICES             447,710
                                          -----------
  FOOD & STAPLES RETAILING 1.2%
  BJ's Wholesale Club, Inc.*....     190        9,751
  Safeway, Inc. ................   1,750       42,542
  SUPERVALU, Inc. ..............   4,479       50,434
  Whole Foods Market, Inc. .....     620       38,911
                                          -----------
TOTAL FOOD & STAPLES RETAILING                141,638
                                          -----------
  FOOD PRODUCTS 5.8%
  Bunge Ltd. ...................     550       41,492
  Campbell Soup Co. ............   1,170       39,300
  ConAgra Foods, Inc. ..........   1,641       40,122
  Corn Products International,
     Inc. ......................     790       43,529
  Dean Foods Co.*...............   3,750       41,962
  Flowers Foods, Inc. ..........   1,460       44,618
  Green Mountain Coffee
     Roasters, Inc.*............     620       41,515
  H.J. Heinz Co. ...............     800       40,984
  Hershey Co.(The)..............     720       41,551
  Hormel Foods Corp. ...........   1,400       41,174
  J.M. Smucker Co.(The).........     540       40,538
  McCormick & Co., Inc. ........     790       38,805
  Mead Johnson Nutrition Co. ...     670       44,810
  Ralcorp Holdings, Inc.*.......     600       46,680
  Sara Lee Corp. ...............   2,181       41,875
  Smithfield Foods, Inc.*.......   1,580       37,225
  Tyson Foods, Inc. -- Class A..   1,971       39,223
                                          -----------
TOTAL FOOD PRODUCTS                           705,403
                                          -----------
  GAS UTILITIES 1.3%
  AGL Resources, Inc. ..........     570       23,661
  Atmos Energy Corp. ...........     660       23,027
  Energen Corp. ................     360       23,404
  National Fuel Gas Co. ........     310       22,723
  Oneok, Inc. ..................     340       23,779
  Questar Corp. ................   1,300       22,841
  UGI Corp. ....................     700       23,310
                                          -----------
TOTAL GAS UTILITIES                           162,745
                                          -----------
  HEALTH CARE EQUIPMENT & SUPPLIES 2.9%
  Alere, Inc.*..................     500       18,570
  Beckman Coulter, Inc. ........     220       18,227
  Boston Scientific Corp.*......   2,530       18,950
  C.R. Bard, Inc. ..............     190       20,282
  CareFusion Corp.*.............     660       19,384
  Cooper Cos., Inc.(The)........     270       20,223
  Dentsply International,
     Inc. ......................     511       19,183
  Edwards Lifesciences Corp.*...     210       18,134
  Gen-Probe, Inc.*..............     280       23,218
  Hill-Rom Holdings, Inc. ......     490       22,055
  Hologic, Inc.*................     840       18,497
  Idexx Laboratories, Inc.*.....     240       19,543
  Intuitive Surgical, Inc.*.....      60       20,982
  Kinetic Concepts, Inc.*.......     350       20,660
  ResMed, Inc.*.................     610       19,453
  Teleflex, Inc. ...............     320       20,163


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  15




Rydex Russell Midcap Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2011
--------------------------------------------------------------------------------


                                               MARKET
                                  SHARES        VALUE
-----------------------------------------------------
COMMON STOCKS (CONTINUED)

  Thoratec Corp.*...............     731      $22,442
  Varian Medical Systems,
     Inc.*......................     271       19,024
                                          -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES        358,990
                                          -----------
  HEALTH CARE PROVIDERS & SERVICES 3.3%
  AmerisourceBergen Corp. ......     470       19,101
  Brookdale Senior Living,
     Inc.*......................     680       18,523
  CIGNA Corp. ..................     430       20,137
  Community Health Systems,
     Inc.*......................     470       14,443
  Coventry Health Care, Inc.*...     600       19,362
  DaVita, Inc.*.................     220       19,380
  Emergency Medical Services
     Corp. -- Class A*..........     290       18,502
  Health Management Associates,
     Inc. -- Class A*...........   1,730       19,514
  Health Net, Inc.*.............     580       19,314
  Henry Schein, Inc.*...........     270       19,729
  Humana, Inc.*.................     280       21,313
  Laboratory Corp. of America
     Holdings*..................     210       20,259
  LifePoint Hospitals, Inc.*....     480       19,973
  Lincare Holdings, Inc. .......     630       19,795
  MEDNAX, Inc.*.................     280       19,857
  Omnicare, Inc. ...............     630       19,795
  Patterson Cos., Inc. .........     580       20,132
  Quest Diagnostics, Inc. ......     340       19,169
  Tenet Healthcare Corp.*.......   2,530       17,533
  Universal Health Services,
     Inc. -- Class B............     390       21,364
  VCA Antech, Inc.*.............     760       18,696
                                          -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES        405,891
                                          -----------
  HEALTH CARE TECHNOLOGY 0.6%
  Allscripts Healthcare
     Solutions, Inc.*...........     880       18,955
  Cerner Corp.*.................     170       20,431
  Emdeon, Inc. -- Class A*......   1,180       18,479
  SXC Health Solutions Corp.*...     350       19,306
                                          -----------
TOTAL HEALTH CARE TECHNOLOGY                   77,171
                                          -----------
  HOTELS, RESTAURANTS & LEISURE 1.5%
  Bally Technologies, Inc.*.....     270       10,527
  Brinker International, Inc. ..     390        9,395
  Chipotle Mexican Grill,
     Inc. -- Class A*...........      40       10,671
  Choice Hotels International,
     Inc. ......................     250        9,345
  Darden Restaurants, Inc. .....     210        9,864
  Hyatt Hotels Corp. -- Class
     A*.........................     230       10,191
  International Game
     Technology.................     590       10,437
  International Speedway
     Corp. -- Class A...........     320        9,792
  Marriott International,
     Inc. -- Class A............     270        9,531
  MGM Resorts International*....     731        9,254
  Panera Bread Co. -- Class A*..      80        9,689
  Penn National Gaming, Inc.*...     270       10,803
  Royal Caribbean Cruises
     Ltd.*......................     230        9,159
  Starwood Hotels & Resorts
     Worldwide, Inc. ...........     170       10,127
  Wendy's/Arby's Group,
     Inc. -- Class A............   1,891        9,115
  WMS Industries, Inc.*.........     270        8,856
  Wyndham Worldwide Corp. ......     310       10,729
  Wynn Resorts Ltd. ............      80       11,772
                                          -----------
TOTAL HOTELS, RESTAURANTS & LEISURE           179,257
                                          -----------
  HOUSEHOLD DURABLES 1.5%
  D.R. Horton, Inc. ............     780        9,703
  Fortune Brands, Inc. .........     160       10,413
  Garmin Ltd.*..................     280        9,584
  Harman International
     Industries, Inc. ..........     210       10,191
  Jarden Corp. .................     280       10,189
  KB Home.......................     720        8,503
  Leggett & Platt, Inc. ........     400       10,516
  Lennar Corp. -- Class A.......     480        9,115
  MDC Holdings, Inc. ...........     360       10,509
  Mohawk Industries, Inc.*......     160        9,607
  Newell Rubbermaid, Inc. ......     490        9,339
  NVR, Inc.*....................      10        7,393
  Pulte Homes, Inc.*............   1,240       10,081
  Stanley Black & Decker,
     Inc. ......................     121        8,791
  Tempur-Pedic International,
     Inc.*......................     190       11,928
  Toll Brothers, Inc.*..........     460        9,665
  Tupperware Brands Corp. ......     160       10,187
  Whirlpool Corp. ..............     120       10,342
                                          -----------
TOTAL HOUSEHOLD DURABLES                      176,056
                                          -----------
  HOUSEHOLD PRODUCTS 1.0%
  Church & Dwight Co., Inc. ....     490       40,415
  Clorox Co. ...................     560       39,010
  Energizer Holdings, Inc.*.....     570       43,052
                                          -----------
TOTAL HOUSEHOLD PRODUCTS                      122,477
                                          -----------
  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 1.2%
  AES Corp.(The)*...............   1,761       23,316
  Calpine Corp.*................   1,430       23,952
  Constellation Energy Group,
     Inc. ......................     720       26,222
  GenOn Energy, Inc.*...........   6,021       23,663
  NRG Energy, Inc.*.............   1,041       25,192
  Ormat Technologies, Inc. .....     901       22,435
                                          -----------
TOTAL INDEPENDENT POWER PRODUCERS &
  ENERGY TRADERS                              144,780
                                          -----------
  INDUSTRIAL CONGLOMERATES 0.4%
  Carlisle Cos., Inc. ..........     270       13,376
  Textron, Inc. ................     440       11,484
  Walter Industries, Inc. ......     180       24,879
                                          -----------
TOTAL INDUSTRIAL CONGLOMERATES                 49,739
                                          -----------
  INSURANCE 3.0%
  Alleghany Corp.*..............      20        6,705
  Allied World Assurance Co.
     Holdings Ltd. .............     120        7,796
  American Financial Group,
     Inc. ......................     211        7,548
  American International Group,
     Inc.*......................     201        6,261
  American National Insurance
     Co. .......................     100        7,910
  Aon Corp. ....................     140        7,304
  Arch Capital Group Ltd.*......      80        8,320
  Arthur J. Gallagher & Co. ....     240        7,147
  Aspen Insurance Holdings,
     Ltd. ......................     280        8,000
  Assurant, Inc. ...............     190        7,543
  Assured Guaranty, Ltd. .......     500        8,500
  Axis Capital Holdings Ltd. ...     220        7,779
  Brown & Brown, Inc. ..........     300        7,755
  Cincinnati Financial Corp. ...     230        7,286
  CNA Financial Corp. ..........     260        8,071
  Endurance Specialty Holdings
     Ltd. ......................     160        7,094
  Erie Indemnity Co. -- Class
     A..........................     110        7,967
  Everest Re Group Ltd. ........      90        8,201
  Fidelity National Financial,
     Inc. -- Class A............     540        8,338
  Genworth Financial,
     Inc. -- Class A*...........     570        6,948
  Hanover Insurance Group,
     Inc.(The)..................     160        6,755
  Hartford Financial Services
     Group, Inc.(The)...........     280        8,112
  HCC Insurance Holdings,
     Inc. ......................     240        7,810
  Lincoln National Corp. .......     250        7,808
  Markel Corp.*.................      20        8,346
  Marsh & McLennan Cos., Inc. ..     250        7,570
  MBIA, Inc.*...................     720        7,430
  Mercury General Corp. ........     190        7,551
  Old Republic International
     Corp. .....................     600        7,602


See Notes to Financial Statements.

16



Rydex Russell Midcap Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2011
--------------------------------------------------------------------------------


                                               MARKET
                                  SHARES        VALUE
-----------------------------------------------------
COMMON STOCKS (CONTINUED)

  OneBeacon Insurance Group
     Ltd. -- Class A............     561       $7,882
  PartnerRe Ltd. ...............     100        8,036
  Principal Financial Group,
     Inc. ......................     240        8,100
  Progressive Corp. ............     360        7,898
  Protective Life Corp. ........     281        7,562
  Reinsurance Group of America,
     Inc. ......................     120        7,596
  RenaissanceRe Holdings Ltd. ..     120        8,434
  StanCorp Financial Group,
     Inc. ......................     160        6,896
  Symetra Financial Corp. ......     560        7,773
  Torchmark Corp. ..............     110        7,361
  Transatlantic Holdings,
     Inc. ......................     160        7,886
  Unitrin, Inc. ................     250        7,560
  Unum Group....................     280        7,414
  Validus Holdings, Ltd. .......     240        7,810
  W.R. Berkley Corp. ...........     240        7,826
  Wesco Financial Corp. ........      20        7,840
  White Mountains Insurance
     Group Ltd. ................      20        7,150
  XL Group PLC..................     320        7,814
                                          -----------
TOTAL INSURANCE                               360,295
                                          -----------
  INTERNET & CATALOG RETAIL 0.3%
  Expedia, Inc. ................     440       11,013
  Liberty Media
     Corp. -- Interactive -- -
     Class A -- Tracking
     Stock*.....................     600       10,488
  Netflix, Inc.*................      40        9,307
  Priceline.com, Inc.*..........      20       10,940
                                          -----------
TOTAL INTERNET & CATALOG RETAIL                41,748
                                          -----------
  INTERNET SOFTWARE & SERVICES 1.0%
  Akamai Technologies, Inc.*....     390       13,432
  AOL, Inc.*....................     741       15,102
  Equinix, Inc.*................     170       17,112
  IAC/InterActiveCorp*..........     481       17,369
  Monster Worldwide, Inc.*......     769       12,619
  VeriSign, Inc. ...............     410       15,154
  VistaPrint NV*................     190       10,336
  WebMD Health Corp.*...........     350       20,254
                                          -----------
TOTAL INTERNET SOFTWARE & SERVICES            121,378
                                          -----------
  IT SERVICES 1.9%
  Alliance Data Systems Corp.*..      90        8,550
  Amdocs Ltd.*..................     500       15,375
  Booz Allen Hamilton Holding
     Corp.*.....................     640       12,378
  Broadridge Financial
     Solutions, Inc. ...........     350        8,134
  Computer Sciences Corp. ......     300       15,294
  Convergys Corp.*..............     821       11,904
  CoreLogic, Inc.*..............     410        7,548
  DST Systems, Inc. ............     280       13,807
  Fidelity National Information
     Services, Inc. ............     230        7,613
  Fiserv, Inc.*.................     120        7,357
  FleetCor Technologies, Inc.*..     219        8,215
  Gartner, Inc.*................     360       15,448
  Genpact Ltd.*.................     830       13,355
  Global Payments, Inc. ........     160        8,518
  Lender Processing Services,
     Inc. ......................     230        6,769
  NeuStar, Inc. -- Class A*.....     580       15,596
  Paychex, Inc. ................     380       12,430
  SAIC, Inc.*...................     870       15,138
  Teradata Corp.*...............     290       16,217
  Total System Services, Inc. ..     410        7,728
  Western Union Co. ............     340        7,225
                                          -----------
TOTAL IT SERVICES                             234,599
                                          -----------
  LEISURE EQUIPMENT & PRODUCTS 0.2%
  Hasbro, Inc. .................     200        9,368
  Mattel, Inc. .................     380       10,154
                                          -----------
TOTAL LEISURE EQUIPMENT & PRODUCTS             19,522
                                          -----------
  LIFE SCIENCES TOOLS & SERVICES 1.7%
  Agilent Technologies, Inc.*...     270       13,476
  Bio-Rad Laboratories,
     Inc. -- Class A*...........     160       20,019
  Charles River Laboratories
     International, Inc.*.......     480       20,251
  Covance, Inc.*................     330       20,658
  Illumina, Inc.*...............     280       19,874
  Life Technologies Corp.*......     370       20,424
  Mettler Toledo International,
     Inc.*......................      70       13,118
  PerkinElmer, Inc. ............     710       20,072
  Pharmaceutical Product
     Development, Inc. .........     660       20,361
  Techne Corp. .................     260       20,205
  Waters Corp.*.................     140       13,720
                                          -----------
TOTAL LIFE SCIENCES TOOLS & SERVICES          202,178
                                          -----------
  MACHINERY 3.4%
  AGCO Corp.*...................     220       12,668
  Bucyrus International,
     Inc. -- Class A............     130       11,889
  CNH Global NV*................     250       12,075
  Crane Co. ....................     240       11,978
  Cummins, Inc. ................     110       13,220
  Donaldson Co., Inc. ..........     200       12,246
  Dover Corp. ..................     180       12,247
  Eaton Corp. ..................     220       11,777
  Flowserve Corp. ..............      90       11,396
  Gardner Denver, Inc. .........     160       13,826
  Graco, Inc. ..................     270       13,508
  Harsco Corp. .................     330       11,748
  IDEX Corp. ...................     271       12,715
  Ingersoll-Rand PLC............     240       12,120
  Joy Global, Inc. .............     120       12,114
  Kennametal, Inc. .............     300       12,666
  Lincoln Electric Holdings,
     Inc. ......................     160       12,573
  Manitowoc Co., Inc. ..........     560       12,426
  Navistar International
     Corp.*.....................     170       11,818
  Oshkosh Corp.*................     330       10,448
  Pall Corp. ...................     210       12,272
  Parker-Hannifin Corp. ........     130       12,262
  Pentair, Inc. ................     310       12,450
  Snap-on, Inc. ................     160        9,883
  SPX Corp. ....................     150       12,967
  Terex Corp.*..................     320       11,130
  Timken Co. ...................     460       25,939
  Toro Co. .....................     180       12,224
  Trinity Industries, Inc. .....     340       12,308
  Valmont Industries, Inc. .....     230       24,219
  WABCO Holdings, Inc.*.........     160       11,816
  Wabtec Corp. .................     180       12,848
                                          -----------
TOTAL MACHINERY                               415,776
                                          -----------
  MARINE 0.2%
  Alexander & Baldwin, Inc. ....     260       13,702
  Kirby Corp.*..................     210       11,924
                                          -----------
TOTAL MARINE                                   25,626
                                          -----------
  MEDIA 1.9%
  Cablevision Systems
     Corp. -- Class A...........     280        9,864
  CBS Corp. -- Class B..........     390        9,836
  Central European Media
     Enterprises Ltd. -- Class
     A*.........................     450       10,309
  Clear Channel Outdoor
     Holdings, Inc. -- Class
     A*.........................     670        9,219


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  17




Rydex Russell Midcap Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2011
--------------------------------------------------------------------------------


                                               MARKET
                                  SHARES        VALUE
-----------------------------------------------------
COMMON STOCKS (CONTINUED)

  Discovery Communications,
     Inc. -- Class A*...........     240      $10,622
  DISH Network Corp. Class A*...     390        9,766
  DreamWorks Animation SKG,
     Inc. -- Class A*...........     350        9,272
  Gannett Co., Inc. ............     621        9,352
  Interpublic Group of Cos.,
     Inc. ......................     780        9,165
  John Wiley & Sons,
     Inc. -- Class A............     190        9,677
  Lamar Advertising Co. -- Class
     A*.........................     260        8,455
  Liberty Global, Inc. -- Class
     A*.........................     221       10,276
  Liberty Media
     Corp. -- Capital -- Series
     A -- Tracking Stock*.......     130       10,695
  Liberty Media
     Corp. -- Starz -- Series
     A -- Tracking Stock*.......     120        9,222
  Madison Square Garden,
     Inc. -- Class A*...........     350        9,573
  McGraw-Hill Cos., Inc. .......     250       10,117
  Meredith Corp. ...............     280        9,358
  Morningstar, Inc. ............     130        7,488
  New York Times Co. -- Class
     A*.........................   1,030        8,374
  Regal Entertainment Group.....     700        9,646
  Scripps Networks
     Interactive -- Class A.....     190        9,770
  Sirius XM Radio, Inc.*........   5,510       10,965
  Virgin Media, Inc. ...........     350       10,591
  Washington Post
     Co.(The) -- Class B........      20        8,718
                                          -----------
TOTAL MEDIA                                   230,330
                                          -----------
  METALS & MINING 2.4%
  AK Steel Holding Corp. .......   1,471       23,904
  Allegheny Technologies,
     Inc. ......................     360       25,920
  Carpenter Technology Corp. ...     540       27,680
  Cliffs Natural Resources,
     Inc. ......................     240       22,493
  Commercial Metals Co. ........   1,370       22,961
  Compass Minerals
     International, Inc. .......     251       24,500
  Reliance Steel & Aluminum
     Co. .......................     410       23,210
  Royal Gold, Inc. .............     450       27,441
  Schnitzer Steel Industries,
     Inc. ......................     350       21,725
  Steel Dynamics, Inc. .........   1,230       22,374
  Titanium Metals Corp.*........   1,280       25,638
  United States Steel Corp. ....     420       20,038
                                          -----------
TOTAL METALS & MINING                         287,884
                                          -----------
  MULTI-UTILITIES 3.3%
  Alliant Energy Corp. .........     570       22,538
  Ameren Corp. .................     810       23,741
  CenterPoint Energy, Inc. .....   1,291       24,013
  CMS Energy Corp. .............   1,150       22,770
  Consolidated Edison, Inc. ....     440       22,933
  DTE Energy Co. ...............     470       23,749
  Integrys Energy Group, Inc. ..     450       23,562
  MDU Resources Group, Inc. ....     991       23,675
  NiSource, Inc. ...............   1,190       23,146
  NSTAR.........................     490       22,687
  OGE Energy Corp. .............     450       23,926
  SCANA Corp. ..................     570       23,666
  Sempra Energy.................     420       23,142
  TECO Energy, Inc. ............   1,220       23,509
  Vectren Corp. ................     830       23,721
  Wisconsin Energy Corp. .......     750       23,408
  Xcel Energy, Inc. ............     950       23,114
                                          -----------
TOTAL MULTI-UTILITIES                         397,300
                                          -----------
  MULTILINE RETAIL 0.7%
  Big Lots, Inc.*...............     220        9,044
  Dollar General Corp.*.........     300        9,777
  Dollar Tree, Inc.*............     170        9,775
  Family Dollar Stores, Inc. ...     180        9,758
  J.C. Penney Co., Inc. ........     260        9,997
  Macy's, Inc. .................     410        9,803
  Nordstrom, Inc. ..............     220       10,461
  Sears Holdings Corp.*.........     120       10,317
                                          -----------
TOTAL MULTILINE RETAIL                         78,932
                                          -----------
  OFFICE ELECTRONICS 0.2%
  Xerox Corp. ..................   1,099       11,089
  Zebra Technologies
     Corp. -- Class A*..........     300       11,787
                                          -----------
TOTAL OFFICE ELECTRONICS                       22,876
                                          -----------
  OIL, GAS & CONSUMABLE FUELS 7.1%
  Alpha Natural Resources,
     Inc.*......................     390       22,686
  Arch Coal, Inc. ..............     660       22,638
  Cabot Oil & Gas Corp. ........     460       25,889
  Cimarex Energy Co. ...........     210       23,224
  Cobalt International Energy,
     Inc.*......................   1,510       21,140
  Comstock Resources, Inc.*.....     760       24,366
  Concho Resources, Inc.*.......     220       23,507
  CONSOL Energy, Inc. ..........     430       23,259
  Continental Resources ,Inc.*..     330       22,664
  Denbury Resources, Inc.*......     970       21,893
  El Paso Corp. ................   1,300       25,233
  EQT Corp. ....................     480       25,253
  EXCO Resources, Inc. .........   1,130       23,673
  Forest Oil Corp.*.............     630       22,623
  Frontier Oil Corp. ...........     810       22,631
  Frontline Ltd. ...............     480       10,613
  Holly Corp. ..................     390       22,581
  Massey Energy Co. ............     340       23,202
  Murphy Oil Corp. .............     320       24,794
  Newfield Exploration Co.*.....     310       21,948
  Noble Energy, Inc. ...........     240       23,105
  Peabody Energy Corp. .........     321       21,449
  PetroHawk Energy Corp.*.......   1,020       27,550
  Pioneer Natural Resources
     Co. .......................     230       23,513
  Plains Exploration &
     Production Co.*............     650       24,726
  QEP Resources, Inc. ..........     571       24,399
  Quicksilver Resources, Inc.*..   1,659       24,636
  Range Resources Corp. ........     420       23,709
  SandRidge Energy, Inc.*.......   1,950       24,102
  SM Energy Co. ................     320       24,275
  Southern Union Co. ...........     790       23,621
  Spectra Energy Corp. .........     860       24,974
  Sunoco, Inc. .................     501       21,373
  Teekay Corp. .................     320       10,877
  Tesoro Corp.*.................     870       23,594
  Ultra Petroleum Corp.*........     480       24,379
  Valero Energy Corp. ..........     780       22,074
  Whiting Petroleum Corp.*......     330       22,935
                                          -----------
TOTAL OIL, GAS & CONSUMABLE FUELS             869,108
                                          -----------
  PAPER & FOREST PRODUCTS 0.6%
  Domtar Corp. .................     260       24,185
  International Paper Co. ......     830       25,631
  MeadWestvaco Corp. ...........     761       25,638
                                          -----------
TOTAL PAPER & FOREST PRODUCTS                  75,454
                                          -----------
  PERSONAL PRODUCTS 0.8%
  Alberto-Culver Co. ...........   1,050       39,207
  Avon Products, Inc. ..........     350       10,283


See Notes to Financial Statements.

18



Rydex Russell Midcap Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2011
--------------------------------------------------------------------------------


                                               MARKET
                                  SHARES        VALUE
-----------------------------------------------------
COMMON STOCKS (CONTINUED)

  Estee Lauder Cos.,
     Inc. -- Class A............     100       $9,700
  Herbalife Ltd. ...............     480       43,094
                                          -----------
TOTAL PERSONAL PRODUCTS                       102,284
                                          -----------
  PHARMACEUTICALS 1.2%
  Endo Pharmaceuticals Holdings,
     Inc.*......................     530       20,755
  Forest Laboratories, Inc.*....     591       19,598
  Hospira, Inc.*................     340       19,288
  Mylan, Inc.*..................     830       20,684
  Perrigo Co. ..................     240       21,686
  Warner Chilcott PLC -- Class
     A..........................     790       18,209
  Watson Pharmaceuticals,
     Inc.*......................     330       20,467
                                          -----------
TOTAL PHARMACEUTICALS                         140,687
                                          -----------
  PROFESSIONAL SERVICES 0.7%
  Dun & Bradstreet Corp. .......      90        7,396
  Equifax, Inc. ................     200        7,506
  FTI Consulting, Inc.*.........     320       12,768
  Manpower, Inc. ...............     190       12,588
  Nielsen Holdings NV*..........     341       10,192
  Robert Half International,
     Inc. ......................     400       12,132
  Towers Watson & Co. -- Class
     A..........................     210       12,046
  Verisk Analytics,
     Inc. -- Class A*...........     360       11,844
                                          -----------
TOTAL PROFESSIONAL SERVICES                    86,472
                                          -----------
  REAL ESTATE INVESTMENT TRUSTS (REITS) 2.8%
  Alexandria Real Estate
     Equities, Inc. ............     100        8,215
  AMB Property Corp. ...........     211        7,680
  Annaly Capital Management,
     Inc. ......................     410        7,314
  Apartment Investment &
     Management Co. -- Class A..     300        8,088
  AvalonBay Communities, Inc. ..      60        7,597
  Boston Properties, Inc. ......      80        8,362
  Brandywine Realty Trust.......     630        8,001
  BRE Properties, Inc. .........     160        8,115
  Camden Property Trust.........     130        8,158
  Chimera Investment Corp. .....   1,790        7,250
  CommonWealth REIT.............     290        7,943
  Corporate Office Properties
     Trust......................     210        7,394
  Developers Diversified Realty
     Corp. .....................     540        7,960
  Digital Realty Trust, Inc. ...     130        7,844
  Douglas Emmett, Inc. .........     390        8,116
  Duke Realty Corp. ............     550        8,388
  Equity Residential............     140        8,361
  Essex Property Trust, Inc. ...      60        8,129
  Federal Realty Investment
     Trust......................      90        7,880
  General Growth Properties,
     Inc. ......................     490        8,183
  HCP, Inc. ....................     200        7,924
  Health Care REIT, Inc. .......     140        7,528
  Hospitality Properties Trust..     330        7,970
  Host Hotels & Resorts, Inc. ..     430        7,650
  Kimco Realty Corp. ...........     420        8,207
  Liberty Property Trust........     230        8,089
  Macerich Co.(The).............     160        8,451
  Mack-Cali Realty Corp. .......     220        7,770
  Nationwide Health Properties,
     Inc. ......................     180        7,884
  Piedmont Office Realty Trust,
     Inc. ......................     390        7,761
  Plum Creek Timber Co., Inc. ..     170        7,325
  ProLogis......................     481        7,835
  Rayonier, Inc. ...............     120        7,963
  Realty Income Corp. ..........     211        7,501
  Regency Centers Corp. ........     180        8,471
  Senior Housing Properties
     Trust......................     330        7,828
  SL Green Realty Corp. ........     100        8,253
  Taubman Centers, Inc. ........     140        8,141
  UDR, Inc. ....................     320        8,285
  Ventas, Inc. .................     140        7,830
  Vornado Realty Trust..........      90        8,701
  Weingarten Realty Investors...     310        8,187
  Weyerhaeuser Co. .............     301        6,926
                                          -----------
TOTAL REAL ESTATE INVESTMENT TRUSTS
  (REITS)                                     341,458
                                          -----------
  REAL ESTATE MANAGEMENT & DEVELOPMENT 0.3%
  CB Richard Ellis Group,
     Inc. -- Class A*...........     280        7,479
  Forest City Enterprises,
     Inc. -- Class A*...........     390        7,492
  Howard Hughes Corp.(The)*.....     110        7,125
  Jones Lang LaSalle, Inc. .....      70        7,166
  St Joe Co.(The)*..............     300        7,836
                                          -----------
TOTAL REAL ESTATE MANAGEMENT &
  DEVELOPMENT                                  37,098
                                          -----------
  ROAD & RAIL 0.6%
  Con-way, Inc. ................     310       12,065
  Hertz Global Holdings, Inc.*..     580        9,982
  J.B. Hunt Transport Services,
     Inc. ......................     270       12,874
  Kansas City Southern*.........     220       12,784
  Landstar System, Inc. ........     261       12,371
  Ryder System, Inc. ...........     240       12,840
                                          -----------
TOTAL ROAD & RAIL                              72,916
                                          -----------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4.3%
  Advanced Micro Devices,
     Inc.*......................   1,681       15,297
  Altera Corp. .................     340       16,558
  Analog Devices, Inc. .........     380       15,318
  Atheros Communications,
     Inc.*......................     330       14,804
  Atmel Corp.*..................   1,120       17,136
  Avago Technologies Ltd. ......     470       15,726
  Cree, Inc.*...................     320       13,037
  Cypress Semiconductor Corp.*..     740       16,102
  Fairchild Semiconductor
     International, Inc.*.......     810       16,986
  First Solar, Inc.*............     150       20,935
  International Rectifier
     Corp.*.....................     451       15,587
  Intersil Corp. -- Class A.....   1,199       17,709
  KLA-Tencor Corp. .............     310       13,609
  Lam Research Corp.*...........     270       13,044
  Linear Technology Corp. ......     440       15,312
  LSI Corp.*....................   2,120       15,540
  Marvell Technology Group
     Ltd.*......................     909       14,026
  Maxim Integrated Products,
     Inc. ......................     580       15,857
  MEMC Electronic Materials,
     Inc.*......................   1,150       13,605
  Microchip Technology, Inc. ...     390       16,006
  Micron Technology, Inc.*......   1,270       14,338
  National Semiconductor
     Corp. .....................   1,020       24,602
  Novellus Systems, Inc.*.......     400       12,840
  NVIDIA Corp.*.................     760       15,200
  ON Semiconductor Corp.*.......   1,470       15,450
  PMC -- Sierra, Inc.*..........   1,949       15,631
  Rambus, Inc.*.................     750       14,925
  Silicon Laboratories, Inc.*...     340       14,817
  Skyworks Solutions, Inc.*.....     450       14,157
  SunPower Corp. -- Class A*....   1,390       30,260
  Teradyne, Inc.*...............     820       13,202
  Varian Semiconductor Equipment
     Associates, Inc.*..........     310       12,998
  Xilinx, Inc. .................     450       15,687
                                          -----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT                                   526,301
                                          -----------


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  19




Rydex Russell Midcap Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)                   April 30, 2011
--------------------------------------------------------------------------------


                                               MARKET
                                  SHARES        VALUE
-----------------------------------------------------
COMMON STOCKS (CONCLUDED)

  SOFTWARE 2.2%
  Ansys, Inc.*..................     270      $14,928
  Autodesk, Inc.*...............     340       15,293
  BMC Software, Inc.*...........     300       15,069
  CA, Inc. .....................     620       15,246
  Cadence Design Systems,
     Inc.*......................   1,490       15,466
  Citrix Systems, Inc.*.........     210       17,711
  Compuware Corp.*..............   1,290       14,616
  Electronic Arts, Inc.*........     740       14,933
  Factset Research Systems,
     Inc. ......................      70        7,659
  Informatica Corp.*............     290       16,243
  Intuit, Inc.*.................     290       16,112
  MICROS Systems, Inc.*.........     300       15,606
  Nuance Communications, Inc.*..     810       16,767
  Red Hat, Inc.*................     320       15,190
  Rovi Corp.*...................     260       12,626
  Salesforce.com, Inc.*.........     110       15,246
  Solera Holdings, Inc. ........     290       15,950
  Synopsys, Inc.*...............     540       14,791
                                          -----------
TOTAL SOFTWARE                                269,452
                                          -----------
  SPECIALTY RETAIL 2.1%
  Aaron's, Inc. ................     390       11,228
  Abercrombie & Fitch
     Co. -- Class A.............     170       12,036
  Advance Auto Parts, Inc. .....     140        9,164
  Aeropostale, Inc.*............     400       10,212
  American Eagle Outfitters,
     Inc. ......................     620        9,647
  AutoNation, Inc.*.............     280        9,495
  AutoZone, Inc.*...............      31        8,754
  Bed Bath & Beyond, Inc.*......     200       11,224
  CarMax, Inc.*.................     290       10,063
  Chico's FAS, Inc. ............     670        9,802
  Dick's Sporting Goods, Inc.*..     240        9,823
  Foot Locker, Inc. ............     480       10,330
  GameStop Corp. -- Class A*....     430       11,042
  Guess?, Inc. .................     250       10,748
  Limited Brands, Inc. .........     300       12,348
  O'Reilly Automotive, Inc.*....     170       10,040
  Office Depot, Inc.*...........   2,020        8,706
  PetSmart, Inc. ...............     230        9,699
  RadioShack Corp. .............     630        9,960
  Ross Stores, Inc. ............     140       10,317
  Signet Jewelers Ltd.*.........     220        9,625
  Tiffany & Co. ................     160       11,111
  Tractor Supply Co. ...........     170       10,518
  Urban Outfitters, Inc.*.......     320       10,067
  Williams-Sonoma, Inc. ........     240       10,418
                                          -----------
TOTAL SPECIALTY RETAIL                        256,377
                                          -----------
  TEXTILES, APPAREL & LUXURY GOODS 0.5%
  Coach, Inc. ..................     181       10,826
  Fossil, Inc.*.................     110       10,536
  Hanesbrands, Inc.*............     360       11,703
  Phillips-Van Heusen Corp. ....     160       11,265
  Polo Ralph Lauren Corp. ......      80       10,462
  V.F. Corp. ...................     100       10,056
                                          -----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS         64,848
                                          -----------
  THRIFTS & MORTGAGE FINANCE 0.4%
  Capitol Federal Financial,
     Inc. ......................     660        7,471
  First Niagara Financial Group,
     Inc. ......................     540        7,776
  Hudson City Bancorp, Inc. ....     759        7,233
  New York Community Bancorp,
     Inc. ......................     430        7,138
  People's United Financial,
     Inc. ......................     590        8,077
  TFS Financial Corp. ..........     700        7,616
  Washington Federal, Inc. .....     440        7,080
                                          -----------
TOTAL THRIFTS & MORTGAGE FINANCE               52,391
                                          -----------
  TOBACCO 0.4%
  Lorillard, Inc. ..............     410       43,665
                                          -----------
TOTAL TOBACCO                                  43,665
                                          -----------
  TRADING COMPANIES & DISTRIBUTORS 0.6%
  Fastenal Co. .................     360       24,152
  GATX Corp. ...................     310       13,104
  MSC Industrial Direct
     Co. -- Class A.............     180       12,886
  W.W. Grainger, Inc. ..........      90       13,644
  WESCO International, Inc.*....     160        9,912
                                          -----------
TOTAL TRADING COMPANIES & DISTRIBUTORS         73,698
                                          -----------
  WATER UTILITIES 0.4%
  American Water Works Co,
     Inc. ......................     810       23,798
  Aqua America, Inc. ...........     990       22,324
                                          -----------
TOTAL WATER UTILITIES                          46,122
                                          -----------
  WIRELESS TELECOMMUNICATION SERVICES 1.3%
  Clearwire Corp. -- Class A*...   4,019       19,532
  Crown Castle International
     Corp.*.....................     360       15,430
  Leap Wireless International,
     Inc.*......................   1,450       21,518
  MetroPCS Communications,
     Inc.*......................   1,410       23,730
  NII Holdings, Inc.*...........     550       22,869
  SBA Communications
     Corp. -- Class A*..........     380       14,679
  Telephone & Data Systems,
     Inc. ......................     670       22,485
  United States Cellular
     Corp.*.....................     440       21,666
                                          -----------
TOTAL WIRELESS TELECOMMUNICATION
  SERVICES                                    161,909
                                          -----------
TOTAL COMMON STOCKS
  (Cost $10,955,898)                       12,171,938
                                          -----------


SHORT TERM INVESTMENTS 0.1%
  SSgA Government Money Market
     Fund.......................  12,241       12,241
                                          -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $12,241)                               12,241
                                          -----------
TOTAL INVESTMENTS 99.9%(A)
  (Cost $10,968,139)                       12,184,179
                                          -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.1%                            16,863
                                          -----------
NET ASSETS--100.0%                        $12,201,042
-----------------------------------------------------




   * Non-Income Producing Security.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

REIT--Real Estate Investment Trust

Tracking Stock--A security issued by a parent company that tracks the performance of a particular division.



See Notes to Financial Statements.

20




RYDEX RUSSELL 1000(R) EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2011
--------------------------------------------------------------------------------


                                               MARKET
                                  SHARES        VALUE
-----------------------------------------------------
COMMON STOCKS 99.7%
  AEROSPACE & DEFENSE 1.4%
  Alliant Techsystems, Inc. ....     120       $8,478
  BE Aerospace, Inc.*...........     239        9,223
  Boeing Co.(The)...............     109        8,696
  General Dynamics Corp. .......     108        7,865
  Goodrich Corp. ...............      96        8,484
  Honeywell International,
     Inc. ......................     143        8,756
  Huntington Ingalls Industries,
     Inc.*......................      23          920
  ITT Corp. ....................     143        8,264
  L-3 Communications Holdings,
     Inc. ......................     107        8,580
  Lockheed Martin Corp. ........     107        8,480
  Northrop Grumman Corp. .......     120        7,633
  Precision Castparts Corp. ....     108       16,688
  Raytheon Co. .................     157        7,622
  Rockwell Collins, Inc. .......     132        8,329
  Spirit Aerosystems Holdings,
     Inc. -- Class A*...........     323        7,946
  TransDigm Group, Inc.*........      97        8,080
  United Technologies Corp. ....      96        8,600
                                          -----------
TOTAL AEROSPACE & DEFENSE                     142,644
                                          -----------
  AIR FREIGHT & LOGISTICS 0.4%
  C.H. Robinson Worldwide,
     Inc. ......................     109        8,740
  Expeditors International of
     Washington, Inc. ..........     168        9,117
  FedEx Corp. ..................      85        8,132
  United Parcel Service,
     Inc. -- Class B............     109        8,172
  UTI Worldwide, Inc. ..........     420        9,412
                                          -----------
TOTAL AIR FREIGHT & LOGISTICS                  43,573
                                          -----------
  AIRLINES 0.4%
  AMR Corp.*....................   1,225        7,191
  Copa Holdings SA -- Class A...     156        9,071
  Delta Air Lines, Inc.*........     828        8,595
  Southwest Airlines Co. .......     648        7,614
  United Continental Holdings,
     Inc.*......................     348        7,941
                                          -----------
TOTAL AIRLINES                                 40,412
                                          -----------
  AUTO COMPONENTS 0.6%
  Autoliv, Inc. ................      95        7,612
  BorgWarner, Inc.*.............      85        6,565
  Federal-Mogul Corp.*..........     275        7,288
  Gentex Corp. .................     228        7,148
  Goodyear Tire & Rubber
     Co.(The)*..................     457        8,295
  Johnson Controls, Inc. .......     167        6,847
  Lear Corp. ...................     143        7,313
  TRW Automotive Holdings
     Corp.*.....................     121        6,904
                                          -----------
TOTAL AUTO COMPONENTS                          57,972
                                          -----------
  AUTOMOBILES 0.3%
  Ford Motor Co.*...............     455        7,039
  Harley-Davidson, Inc. ........     167        6,222
  Tesla Motors, Inc.*...........     288        7,949
  Thor Industries, Inc. ........     204        6,326
                                          -----------
TOTAL AUTOMOBILES                              27,536
                                          -----------
  BEVERAGES 1.9%
  Brown-Forman Corp. -- Class
     B..........................     335       24,073
  Coca-Cola Co.(The)............     347       23,409
  Coca-Cola Enterprises, Inc. ..     839       23,836
  Constellation Brands,
     Inc. -- Class A*...........   1,164       26,062
  Dr Pepper Snapple Group,
     Inc. ......................     600       23,520
  Hansen Natural Corp.*.........     384       25,401
  Molson Coors Brewing
     Co. -- Class B.............     493       24,034
  PepsiCo, Inc. ................     348       23,974
                                          -----------
TOTAL BEVERAGES                               194,309
                                          -----------
  BIOTECHNOLOGY 1.9%
  Alexion Pharmaceuticals,
     Inc.*......................     120       11,627
  Amgen, Inc.*..................     215       12,223
  Amylin Pharmaceuticals,
     Inc.*......................   1,056       14,045
  Biogen Idec, Inc.*............     156       15,187
  BioMarin Pharmaceutical,
     Inc.*......................     468       12,584
  Celgene Corp.*................     204       12,011
  Cephalon, Inc.*...............     192       14,746
  Dendreon Corp.*...............     335       14,549
  Gilead Sciences, Inc.*........     265       10,293
  Human Genome Sciences, Inc.*..     420       12,377
  Myriad Genetics, Inc.*........     564       12,092
  Regeneron Pharmaceuticals,
     Inc.*......................     265       13,544
  Talecris Biotherapeutics
     Holdings Corp.*............     431       12,033
  United Therapeutics Corp.*....     179       11,986
  Vertex Pharmaceuticals,
     Inc.*......................     239       13,150
                                          -----------
TOTAL BIOTECHNOLOGY                           192,447
                                          -----------
  BUILDING PRODUCTS 0.8%
  Armstrong World Industries,
     Inc. ......................     372       16,647
  Lennox International, Inc. ...     323       15,701
  Masco Corp. ..................   1,163       15,608
  Owens Corning*................     467       17,671
  USG Corp.*....................     971       14,973
                                          -----------
TOTAL BUILDING PRODUCTS                        80,600
                                          -----------
  CAPITAL MARKETS 1.3%
  Affiliated Managers Group,
     Inc.*......................      48        5,236
  Ameriprise Financial, Inc. ...      85        5,275
  Ares Capital Corp. ...........     329        5,827
  Bank of New York Mellon
     Corp. .....................     180        5,213
  BlackRock, Inc. ..............      25        4,899
  Charles Schwab Corp.(The).....     300        5,493
  E*TRADE Financial Corp.*......     347        5,635
  Eaton Vance Corp. ............     168        5,673
  Federated Investors,
     Inc. -- Class B............     204        5,259
  Franklin Resources, Inc. .....      47        6,069
  Goldman Sachs Group,
     Inc.(The)..................      36        5,436
  Greenhill & Co., Inc. ........      84        4,956
  Invesco Ltd. .................     215        5,347
  Janus Capital Group, Inc. ....     444        5,403
  Jefferies Group, Inc. ........     216        5,221
  Lazard Ltd. -- Class A........     121        4,961
  Legg Mason, Inc. .............     155        5,758
  LPL Investment Holdings,
     Inc.*......................     145        5,319
  Morgan Stanley................     193        5,047
  Northern Trust Corp. .........     108        5,399
  Raymond James Financial,
     Inc. ......................     144        5,400
  SEI Investments Co. ..........     228        5,091
  State Street Corp. ...........     120        5,586
  T. Rowe Price Group, Inc. ....      84        5,397
  TD Ameritrade Holding Corp. ..     263        5,665
  Waddell & Reed Financial,
     Inc. -- Class A............     133        5,454
                                          -----------
TOTAL CAPITAL MARKETS                         140,019
                                          -----------
  CHEMICALS 4.4%
  Air Products & Chemicals,
     Inc. ......................     180       17,194
  Airgas, Inc. .................     240       16,668
  Albemarle Corp. ..............     277       19,542
  Ashland, Inc. ................     277       17,196
  Cabot Corp. ..................     349       15,653


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  21




RYDEX RUSSELL 1000(R) EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2011
--------------------------------------------------------------------------------


                                               MARKET
                                  SHARES        VALUE
-----------------------------------------------------
COMMON STOCKS (CONTINUED)

  Celanese Corp. -- Class A.....     373      $18,620
  CF Industries Holdings,
     Inc. ......................     131       18,543
  Cytec Industries, Inc. .......     301       17,663
  Dow Chemical Co.(The).........     433       17,749
  Du Pont (E.I.) de Nemours &
     Co. .......................     300       17,037
  Eastman Chemical Co. .........     168       18,018
  Ecolab, Inc. .................     324       17,094
  FMC Corp. ....................     192       16,950
  Huntsman Corp. ...............     923       19,245
  International Flavors &
     Fragrances, Inc. ..........     264       16,769
  Intrepid Potash, Inc.*........     480       16,445
  Lubrizol Corp. ...............     120       16,142
  Monsanto Co. .................     228       15,513
  Mosaic Co.(The)...............     205       15,346
  Nalco Holding Co. ............     312        9,113
  PPG Industries, Inc. .........     180       17,041
  Praxair, Inc. ................     167       17,772
  RPM International, Inc. ......     695       16,332
  Scotts Miracle-Gro
     Co.(The) -- Class A........     277       15,642
  Sherwin-Williams Co.(The).....     192       15,800
  Sigma-Aldrich Corp. ..........     253       17,857
  Valspar Corp. ................     420       16,510
                                          -----------
TOTAL CHEMICALS                               453,454
                                          -----------
  COMMERCIAL BANKS 1.6%
  Associated Banc-Corp. ........     371        5,417
  BancorpSouth, Inc. ...........     348        4,715
  Bank of Hawaii Corp. .........     109        5,318
  BB&T Corp. ...................     193        5,196
  BOK Financial Corp. ..........     108        5,808
  CapitalSource, Inc. ..........     757        5,057
  CIT Group, Inc.*..............     131        5,562
  City National Corp. ..........      96        5,483
  Comerica, Inc. ...............     144        5,462
  Commerce Bancshares, Inc. ....     133        5,660
  Cullen/Frost Bankers, Inc. ...      95        5,628
  East West Bancorp, Inc. ......     251        5,304
  Fifth Third Bancorp...........     385        5,109
  First Citizens BancShares
     Inc. -- Class A............      25        5,000
  First Horizon National
     Corp. .....................     469        5,136
  Fulton Financial Corp. .......     492        5,747
  Huntington Bancshares, Inc. ..     816        5,541
  KeyCorp.......................     612        5,306
  M&T Bank Corp. ...............      60        5,302
  Marshall & Ilsley Corp. ......     684        5,588
  PNC Financial Services Group,
     Inc. ......................      85        5,299
  Popular, Inc.*................   1,848        5,821
  Regions Financial Corp. ......     755        5,542
  SunTrust Banks, Inc. .........     181        5,102
  Synovus Financial Corp. ......   2,148        5,370
  TCF Financial Corp. ..........     348        5,425
  U.S. Bancorp..................     203        5,241
  Valley National Bancorp.......     396        5,671
  Wells Fargo & Co. ............     168        4,890
  Wilmington Trust Corp. .......   1,211        5,462
  Zions Bancorp.................     239        5,843
                                          -----------
TOTAL COMMERCIAL BANKS                        167,005
                                          -----------
  COMMERCIAL SERVICES & SUPPLIES 1.1%
  Avery Dennison Corp. .........     203        8,473
  Cintas Corp. .................     276        8,570
  Copart, Inc.*.................     193        8,756
  Corrections Corp. of
     America*...................     348        8,662
  Covanta Holding Corp. ........     492        8,448
  Iron Mountain, Inc. ..........     264        8,408
  KAR Auction Services, Inc.*...     444        8,658
  Pitney Bowes, Inc. ...........     324        7,957
  R.R. Donnelley & Sons Co. ....     444        8,374
  Republic Services, Inc. ......     276        8,727
  Stericycle, Inc.*.............      96        8,763
  Waste Connections, Inc. ......     288        8,862
  Waste Management, Inc. .......     217        8,563
                                          -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES          111,221
                                          -----------
  COMMUNICATIONS EQUIPMENT 1.3%
  Brocade Communications
     Systems, Inc.*.............   1,559        9,744
  Ciena Corp.*..................     419       11,833
  Cisco Systems, Inc. ..........     564        9,904
  EchoStar Corp. -- Class A*....     264        9,789
  F5 Networks, Inc.*............     107       10,846
  Harris Corp. .................     203       10,785
  JDS Uniphase Corp.*...........     504       10,503
  Juniper Networks, Inc.*.......     240        9,199
  Motorola Mobility Holdings,
     Inc.*......................     372        9,694
  Motorola Solutions, Inc.*.....     217        9,956
  Polycom, Inc.*................     203       12,146
  QUALCOMM, Inc. ...............     191       10,856
  Tellabs, Inc. ................   1,883        9,264
                                          -----------
TOTAL COMMUNICATIONS EQUIPMENT                134,519
                                          -----------
  COMPUTERS & PERIPHERALS 1.1%
  Apple, Inc.*..................      25        8,706
  Dell, Inc.*...................     659       10,221
  Diebold, Inc. ................     276        9,329
  EMC Corp.*....................     359       10,174
  Hewlett-Packard Co. ..........     228        9,204
  Lexmark International,
     Inc. -- Class A*...........     227        7,321
  NCR Corp.*....................     516       10,222
  NetApp, Inc.*.................     204       10,604
  QLogic Corp.*.................     540        9,709
  SanDisk Corp.*................     216       10,614
  Seagate Technology PLC........     683       12,035
  Western Digital Corp.*........     264       10,507
                                          -----------
TOTAL COMPUTERS & PERIPHERALS                 118,646
                                          -----------
  CONSTRUCTION & ENGINEERING 0.6%
  Aecom Technology Corp.*.......     311        8,478
  Chicago Bridge & Iron Co. NV..     205        8,311
  Fluor Corp. ..................     109        7,623
  Jacobs Engineering Group,
     Inc.*......................     168        8,335
  KBR, Inc. ....................     228        8,748
  Quanta Services, Inc.*........     372        8,065
  Shaw Group, Inc.(The)*........     239        9,297
  URS Corp.*....................     180        8,055
                                          -----------
TOTAL CONSTRUCTION & ENGINEERING               66,912
                                          -----------
  CONSTRUCTION MATERIALS 0.5%
  Eagle Materials, Inc. ........     527       15,331
  Martin Marietta Materials,
     Inc. ......................     181       16,505
  Vulcan Materials Co. .........     360       16,272
                                          -----------
TOTAL CONSTRUCTION MATERIALS                   48,108
                                          -----------
  CONSUMER FINANCE 0.3%
  American Express Co. .........     120        5,890
  Capital One Financial Corp. ..     107        5,856
  Discover Financial Services...     217        5,390


See Notes to Financial Statements.

22



RYDEX RUSSELL 1000(R) EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2011
--------------------------------------------------------------------------------


                                               MARKET
                                  SHARES        VALUE
-----------------------------------------------------
COMMON STOCKS (CONTINUED)

  Green Dot Corp. -- Class A*...     131       $5,654
  SLM Corp.*....................     359        5,956
                                          -----------
TOTAL CONSUMER FINANCE                         28,746
                                          -----------
  CONTAINERS & PACKAGING 1.6%
  AptarGroup, Inc. .............     335       17,571
  Ball Corp. ...................     457       17,051
  Bemis Co., Inc. ..............     504       15,795
  Crown Holdings, Inc.*.........     420       15,708
  Greif, Inc. -- Class A........     252       15,649
  Owens-Illinois, Inc.*.........     540       16,022
  Packaging Corp. of America....     587       16,747
  Sealed Air Corp. .............     613       15,797
  Sonoco Products Co. ..........     456       15,759
  Temple-Inland, Inc. ..........     731       17,201
                                          -----------
TOTAL CONTAINERS & PACKAGING                  163,300
                                          -----------
  DISTRIBUTORS 0.4%
  Central European Distribution
     Corp.*.....................   1,968       23,262
  Genuine Parts Co. ............     131        7,035
  LKQ Corp.*....................     288        7,263
                                          -----------
TOTAL DISTRIBUTORS                             37,560
                                          -----------
  DIVERSIFIED CONSUMER SERVICES 0.7%
  Apollo Group, Inc. -- Class
     A*.........................     156        6,245
  Career Education Corp.*.......     301        6,565
  DeVry, Inc. ..................     120        6,348
  Education Management Corp.*...     349        6,470
  H&R Block, Inc. ..............     407        7,037
  Hillenbrand, Inc. ............     312        7,151
  ITT Educational Services,
     Inc.*......................      96        6,886
  Service Corp. International...     624        7,345
  Strayer Education, Inc. ......      48        5,946
  Weight Watchers International,
     Inc. ......................     107        8,319
                                          -----------
TOTAL DIVERSIFIED CONSUMER SERVICES            68,312
                                          -----------
  DIVERSIFIED FINANCIAL SERVICES 0.7%
  Bank of America Corp. ........     397        4,875
  CBOE Holdings, Inc. ..........     191        5,123
  Citigroup, Inc.*..............   1,211        5,558
  CME Group, Inc. ..............      23        6,803
  Interactive Brokers Group,
     Inc. -- Class A............     336        5,893
  IntercontinentalExchange,
     Inc.*......................      47        5,656
  JPMorgan Chase & Co. .........     119        5,430
  Leucadia National Corp. ......     144        5,567
  Moody's Corp. ................     157        6,145
  MSCI, Inc. -- Class A*........     144        5,108
  Nasdaq OMX Group (The)*.......     215        5,827
  NYSE Euronext.................     155        6,208
                                          -----------
TOTAL DIVERSIFIED FINANCIAL SERVICES           68,193
                                          -----------
  DIVERSIFIED TELECOMMUNICATION SERVICES 1.2%
  AT&T, Inc. ...................     539       16,774
  CenturyTel, Inc. .............     768       31,319
  Frontier Communications
     Corp. .....................   1,920       15,878
  Level 3 Communications,
     Inc.*......................  10,667       16,640
  tw telecom, Inc.*.............     816       17,577
  Verizon Communications,
     Inc. ......................     419       15,830
  Windstream Corp. .............   1,200       15,372
                                          -----------
TOTAL DIVERSIFIED TELECOMMUNICATION
  SERVICES                                    129,390
                                          -----------
  ELECTRIC UTILITIES 3.0%
  American Electric Power Co.,
     Inc. ......................     455       16,598
  DPL, Inc. ....................     587       17,780
  Duke Energy Corp. ............     876       16,337
  Edison International..........     432       16,965
  Entergy Corp. ................     239       16,663
  Exelon Corp. .................     395       16,649
  FirstEnergy Corp. ............     432       17,263
  Great Plains Energy, Inc. ....     803       16,526
  Hawaiian Electric Industries,
     Inc. ......................     648       16,518
  ITC Holdings Corp. ...........     228       16,172
  NextEra Energy, Inc. .........     289       16,349
  Northeast Utilities...........     467       16,625
  NV Energy, Inc. ..............   1,080       16,405
  Pepco Holdings, Inc. .........     852       16,418
  Pinnacle West Capital Corp. ..     372       16,141
  PPL Corp. ....................     637       17,473
  Progress Energy, Inc. ........     347       16,465
  Southern Co. .................     420       16,397
  Westar Energy, Inc. ..........     601       16,353
                                          -----------
TOTAL ELECTRIC UTILITIES                      316,097
                                          -----------
  ELECTRICAL EQUIPMENT 0.8%
  AMETEK, Inc. .................     192        8,840
  Babcock & Wilcox Co.(The)*....     252        7,915
  Cooper Industries PLC.........     131        8,639
  Emerson Electric Co. .........     144        8,749
  General Cable Corp.*..........     192        9,312
  Hubbell, Inc. -- Class B......     120        8,399
  Regal-Beloit Corp. ...........     119        9,019
  Rockwell Automation, Inc. ....      85        7,406
  Roper Industries, Inc. .......      96        8,303
  Thomas & Betts Corp.*.........     144        8,348
                                          -----------
TOTAL ELECTRICAL EQUIPMENT                     84,930
                                          -----------
  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 1.5%
  Amphenol Corp. -- Class A.....     180       10,064
  Arrow Electronics, Inc.*......     239       10,896
  Avnet, Inc.*..................     288       10,460
  AVX Corp. ....................     659       10,748
  Corning, Inc. ................     455        9,528
  Dolby Laboratories,
     Inc. -- Class A*...........     203       10,162
  FLIR Systems, Inc. ...........     240        8,453
  Ingram Micro, Inc. -- Class
     A*.........................     469        8,784
  Itron, Inc.*..................     156        8,491
  Jabil Circuit, Inc. ..........     456        9,047
  Molex, Inc. ..................     385       10,395
  National Instruments Corp. ...     252        7,646
  Tech Data Corp.*..............     192       10,201
  Trimble Navigation, Ltd.*.....     168        7,869
  Vishay Intertechnology,
     Inc.*......................     552       10,532
  Vishay Precision Group,
     Inc.*......................     503        8,300
                                          -----------
TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS
  & COMPONENTS                                151,576
                                          -----------
  ENERGY EQUIPMENT & SERVICES 3.4%
  Atwood Oceanics, Inc.*........     336       15,096
  Baker Hughes, Inc. ...........     204       15,792
  Cameron International Corp.*..     253       13,338
  Core Laboratories NV..........     145       13,917
  Diamond Offshore Drilling,
     Inc. ......................     192       14,567
  Dresser-Rand Group, Inc.*.....     288       15,131
  Exterran Holdings, Inc.*......     636       13,808
  FMC Technologies, Inc.*.......     314       14,595
  Halliburton Co. ..............     312       15,750
  Helmerich & Payne, Inc. ......     228       15,125


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  23




RYDEX RUSSELL 1000(R) EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2011
--------------------------------------------------------------------------------


                                               MARKET
                                  SHARES        VALUE
-----------------------------------------------------
COMMON STOCKS (CONTINUED)

  IHS, Inc. -- Class A*.........      60       $5,294
  McDermott International,
     Inc.*......................     335        7,735
  Nabors Industries, Ltd.*......     515       15,780
  National-Oilwell Varco,
     Inc. ......................     191       14,648
  Oceaneering International,
     Inc.*......................     169       14,774
  Oil States International,
     Inc.*......................     204       16,934
  Patterson-UTI Energy, Inc. ...     539       16,768
  Pride International, Inc.*....     349       15,325
  Rowan Cos., Inc.*.............     361       15,054
  Schlumberger, Ltd. ...........     168       15,078
  SEACOR Holdings, Inc. ........     156       15,417
  Superior Energy Services,
     Inc.*......................     385       14,792
  Tidewater, Inc. ..............     132        7,855
  Unit Corp.*...................     252       15,881
  Weatherford International
     Ltd.*......................     708       15,279
                                          -----------
TOTAL ENERGY EQUIPMENT & SERVICES             353,733
                                          -----------
  FOOD & STAPLES RETAILING 1.9%
  BJ's Wholesale Club, Inc.*....     133        6,826
  Costco Wholesale Corp. .......      96        7,768
  CVS Caremark Corp. ...........     671       24,317
  Kroger Co.(The)...............     948       23,046
  Safeway, Inc. ................   1,007       24,480
  SUPERVALU, Inc. ..............   2,568       28,916
  Sysco Corp. ..................     804       23,244
  Wal-Mart Stores, Inc. ........     131        7,202
  Walgreen Co. .................     575       24,564
  Whole Foods Market, Inc. .....     349       21,903
                                          -----------
TOTAL FOOD & STAPLES RETAILING                192,266
                                          -----------
  FOOD PRODUCTS 4.8%
  Archer-Daniels-Midland Co. ...     636       23,545
  Bunge Ltd. ...................     313       23,613
  Campbell Soup Co. ............     672       22,572
  ConAgra Foods, Inc. ..........     947       23,154
  Corn Products International,
     Inc. ......................     456       25,126
  Dean Foods Co.*...............   2,148       24,036
  Flowers Foods, Inc. ..........     839       25,640
  General Mills, Inc. ..........     612       23,611
  Green Mountain Coffee
     Roasters, Inc.*............     360       24,106
  H.J. Heinz Co. ...............     457       23,412
  Hershey Co.(The)..............     409       23,603
  Hormel Foods Corp. ...........     804       23,646
  J.M. Smucker Co.(The).........     312       23,422
  Kellogg Co. ..................     419       23,996
  Kraft Foods, Inc. -- Class A..     709       23,808
  McCormick & Co., Inc. ........     455       22,350
  Mead Johnson Nutrition Co. ...     384       25,682
  Ralcorp Holdings, Inc.*.......     348       27,074
  Sara Lee Corp. ...............   1,249       23,981
  Smithfield Foods, Inc.*.......     901       21,227
  Tyson Foods, Inc. -- Class A..   1,129       22,467
                                          -----------
TOTAL FOOD PRODUCTS                           500,071
                                          -----------
  GAS UTILITIES 1.1%
  AGL Resources, Inc. ..........     407       16,895
  Atmos Energy Corp. ...........     468       16,328
  Energen Corp. ................     252       16,382
  National Fuel Gas Co. ........     216       15,833
  Oneok, Inc. ..................     240       16,786
  Questar Corp. ................     913       16,041
  UGI Corp. ....................     492       16,384
                                          -----------
TOTAL GAS UTILITIES                           114,649
                                          -----------
  HEALTH CARE EQUIPMENT & SUPPLIES 2.9%
  Alere, Inc.*..................     300       11,142
  Baxter International, Inc. ...     215       12,234
  Beckman Coulter, Inc. ........     133       11,019
  Becton, Dickinson & Co. ......     144       12,375
  Boston Scientific Corp.*......   1,536       11,505
  C.R. Bard, Inc. ..............     119       12,703
  CareFusion Corp.*.............     397       11,660
  Cooper Cos., Inc.(The)........     167       12,508
  Covidien PLC..................     216       12,029
  Dentsply International,
     Inc. ......................     312       11,712
  Edwards Lifesciences Corp.*...     131       11,312
  Gen-Probe, Inc.*..............     169       14,014
  Hill-Rom Holdings, Inc. ......     300       13,503
  Hologic, Inc.*................     515       11,340
  Idexx Laboratories, Inc.*.....     144       11,726
  Intuitive Surgical, Inc.*.....      36       12,589
  Kinetic Concepts, Inc.*.......     215       12,691
  Medtronic, Inc. ..............     288       12,024
  ResMed, Inc.*.................     372       11,863
  St Jude Medical, Inc. ........     216       11,543
  Stryker Corp. ................     181       10,679
  Teleflex, Inc. ...............     193       12,161
  Thoratec Corp.*...............     444       13,631
  Varian Medical Systems,
     Inc.*......................     168       11,794
  Zimmer Holdings, Inc.*........     181       11,810
                                          -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES        301,567
                                          -----------
  HEALTH CARE PROVIDERS & SERVICES 3.2%
  Aetna, Inc. ..................     301       12,455
  AmerisourceBergen Corp. ......     287       11,664
  Brookdale Senior Living,
     Inc.*......................     409       11,141
  Cardinal Health, Inc. ........     275       12,015
  CIGNA Corp. ..................     264       12,363
  Community Health Systems,
     Inc.*......................     288        8,850
  Coventry Health Care, Inc.*...     360       11,617
  DaVita, Inc.*.................     132       11,628
  Emergency Medical Services
     Corp. -- Class A*..........     179       11,420
  Express Scripts, Inc.*........     204       11,575
  Health Management Associates,
     Inc. -- Class A*...........   1,055       11,900
  Health Net, Inc.*.............     349       11,622
  Henry Schein, Inc.*...........     168       12,276
  Humana, Inc.*.................     168       12,788
  Laboratory Corp. of America
     Holdings*..................     121       11,673
  LifePoint Hospitals, Inc.*....     288       11,984
  Lincare Holdings, Inc. .......     384       12,065
  McKesson Corp. ...............     143       11,871
  Medco Health Solutions,
     Inc.*......................     204       12,103
  MEDNAX, Inc.*.................     169       11,986
  Omnicare, Inc. ...............     384       12,065
  Patterson Cos., Inc. .........     349       12,114
  Quest Diagnostics, Inc. ......     204       11,502
  Tenet Healthcare Corp.*.......   1,537       10,651
  UnitedHealth Group, Inc. .....     253       12,455
  Universal Health Services,
     Inc. -- Class B............     240       13,147
  VCA Antech, Inc.*.............     467       11,488
  WellPoint, Inc. ..............     167       12,824
                                          -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES        331,242
                                          -----------
  HEALTH CARE TECHNOLOGY 0.5%
  Allscripts Healthcare
     Solutions, Inc.*...........     539       11,610
  Cerner Corp.*.................     107       12,859


See Notes to Financial Statements.

24



RYDEX RUSSELL 1000(R) EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2011
--------------------------------------------------------------------------------


                                               MARKET
                                  SHARES        VALUE
-----------------------------------------------------
COMMON STOCKS (CONTINUED)

  Emdeon, Inc. -- Class A*......     720      $11,275
  SXC Health Solutions Corp.*...     215       11,860
                                          -----------
TOTAL HEALTH CARE TECHNOLOGY                   47,604
                                          -----------
  HOTELS, RESTAURANTS & LEISURE 1.5%
  Bally Technologies, Inc.*.....     192        7,486
  Brinker International, Inc. ..     276        6,649
  Carnival Corp. ...............     179        6,815
  Chipotle Mexican Grill,
     Inc. -- Class A*...........      24        6,403
  Choice Hotels International,
     Inc. ......................     179        6,691
  Darden Restaurants, Inc. .....     144        6,764
  Hyatt Hotels Corp. -- Class
     A*.........................     157        6,957
  International Game
     Technology.................     419        7,412
  International Speedway
     Corp. -- Class A...........     228        6,977
  Las Vegas Sands Corp.*........     157        7,381
  Marriott International,
     Inc. -- Class A............     192        6,778
  McDonald's Corp. .............      85        6,656
  MGM Resorts International*....     516        6,533
  Panera Bread Co. -- Class A*..      59        7,145
  Penn National Gaming, Inc.*...     192        7,682
  Royal Caribbean Cruises
     Ltd.*......................     167        6,650
  Starbucks Corp. ..............     180        6,514
  Starwood Hotels & Resorts
     Worldwide, Inc. ...........     120        7,148
  Wendy's/Arby's Group,
     Inc. -- Class A............   1,343        6,473
  WMS Industries, Inc.*.........     192        6,298
  Wyndham Worldwide Corp. ......     217        7,510
  Wynn Resorts Ltd. ............      49        7,210
  Yum! Brands, Inc. ............     132        7,080
                                          -----------
TOTAL HOTELS, RESTAURANTS & LEISURE           159,212
                                          -----------
  HOUSEHOLD DURABLES 1.2%
  D.R. Horton, Inc. ............     552        6,867
  Fortune Brands, Inc. .........     109        7,094
  Garmin Ltd.*..................     193        6,606
  Harman International
     Industries, Inc. ..........     145        7,037
  Jarden Corp. .................     203        7,387
  KB Home.......................     505        5,964
  Leggett & Platt, Inc. ........     287        7,545
  Lennar Corp. -- Class A.......     336        6,381
  MDC Holdings, Inc. ...........     252        7,356
  Mohawk Industries, Inc.*......     109        6,544
  Newell Rubbermaid, Inc. ......     348        6,633
  NVR, Inc.*....................      11        8,133
  Pulte Homes, Inc.*............     876        7,122
  Stanley Black & Decker,
     Inc. ......................      85        6,175
  Tempur-Pedic International,
     Inc.*......................     132        8,287
  Toll Brothers, Inc.*..........     324        6,807
  Tupperware Brands Corp. ......     119        7,577
  Whirlpool Corp. ..............      84        7,239
                                          -----------
TOTAL HOUSEHOLD DURABLES                      126,754
                                          -----------
  HOUSEHOLD PRODUCTS 1.4%
  Church & Dwight Co., Inc. ....     277       22,847
  Clorox Co. ...................     324       22,570
  Colgate-Palmolive Co. ........     276       23,280
  Energizer Holdings, Inc.*.....     325       24,547
  Kimberly-Clark Corp. .........     347       22,923
  Procter & Gamble Co. .........     372       24,143
                                          -----------
TOTAL HOUSEHOLD PRODUCTS                      140,310
                                          -----------
  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 1.0%
  AES Corp.(The)*...............   1,247       16,510
  Calpine Corp.*................   1,008       16,884
  Constellation Energy Group,
     Inc. ......................     515       18,756
  GenOn Energy, Inc.*...........   4,248       16,695
  NRG Energy, Inc.*.............     733       17,739
  Ormat Technologies, Inc. .....     636       15,836
                                          -----------
TOTAL INDEPENDENT POWER PRODUCERS &
  ENERGY TRADERS                              102,420
                                          -----------
  INDUSTRIAL CONGLOMERATES 0.6%
  3M Co. .......................      85        8,263
  Carlisle Cos., Inc. ..........     192        9,512
  General Electric Co. .........     419        8,568
  Textron, Inc. ................     301        7,856
  Tyco International Ltd. ......     181        8,822
  Walter Industries, Inc. ......     119       16,448
                                          -----------
TOTAL INDUSTRIAL CONGLOMERATES                 59,469
                                          -----------
  INSURANCE 2.9%
  ACE Ltd. .....................      84        5,649
  AFLAC, Inc. ..................      97        5,450
  Alleghany Corp.*..............      13        4,343
  Allied World Assurance Co.
     Holdings Ltd. .............      85        5,523
  Allstate Corp. ...............     168        5,685
  American Financial Group,
     Inc. ......................     156        5,580
  American International Group,
     Inc.*......................     145        4,517
  American National Insurance
     Co. .......................      72        5,695
  Aon Corp. ....................     107        5,582
  Arch Capital Group Ltd.*......      59        6,136
  Arthur J. Gallagher & Co. ....     179        5,331
  Aspen Insurance Holdings,
     Ltd. ......................     204        5,828
  Assurant, Inc. ...............     133        5,280
  Assured Guaranty, Ltd. .......     360        6,120
  Axis Capital Holdings Ltd. ...     157        5,552
  Berkshire Hathaway,
     Inc. -- Class B*...........      61        5,081
  Brown & Brown, Inc. ..........     216        5,584
  Chubb Corp.(The)..............      85        5,541
  Cincinnati Financial Corp. ...     168        5,322
  CNA Financial Corp. ..........     191        5,929
  Endurance Specialty Holdings
     Ltd. ......................     120        5,321
  Erie Indemnity Co. -- Class
     A..........................      73        5,287
  Everest Re Group Ltd. ........      61        5,558
  Fidelity National Financial,
     Inc. -- Class A............     385        5,944
  Genworth Financial,
     Inc. -- Class A*...........     409        4,986
  Hanover Insurance Group,
     Inc.(The)..................     120        5,066
  Hartford Financial Services
     Group, Inc.(The)...........     204        5,910
  HCC Insurance Holdings,
     Inc. ......................     169        5,499
  Lincoln National Corp. .......     179        5,590
  Loews Corp. ..................     121        5,356
  Markel Corp.*.................      12        5,007
  Marsh & McLennan Cos., Inc. ..     180        5,450
  MBIA, Inc.*...................     516        5,325
  Mercury General Corp. ........     143        5,683
  MetLife, Inc. ................     120        5,615
  Old Republic International
     Corp. .....................     432        5,474
  OneBeacon Insurance Group
     Ltd. -- Class A............     408        5,732
  PartnerRe Ltd. ...............      72        5,786
  Principal Financial Group,
     Inc. ......................     168        5,670
  Progressive Corp. ............     253        5,551
  Protective Life Corp. ........     204        5,490
  Prudential Financial, Inc. ...      85        5,391
  Reinsurance Group of America,
     Inc. ......................      84        5,317
  RenaissanceRe Holdings Ltd. ..      84        5,904
  StanCorp Financial Group,
     Inc. ......................     120        5,172
  Symetra Financial Corp. ......     397        5,510
  Torchmark Corp. ..............      84        5,621
  Transatlantic Holdings,
     Inc. ......................     109        5,373


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  25




RYDEX RUSSELL 1000(R) EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2011
--------------------------------------------------------------------------------


                                               MARKET
                                  SHARES        VALUE
-----------------------------------------------------
COMMON STOCKS (CONTINUED)

  Travelers Cos., Inc.(The).....      95       $6,012
  Unitrin, Inc. ................     180        5,443
  Unum Group....................     204        5,402
  Validus Holdings, Ltd. .......     169        5,499
  W.R. Berkley Corp. ...........     169        5,511
  Wesco Financial Corp. ........      12        4,704
  White Mountains Insurance
     Group Ltd. ................      12        4,290
  XL Group PLC..................     228        5,568
                                          -----------
TOTAL INSURANCE                               305,745
                                          -----------
  INTERNET & CATALOG RETAIL 0.3%
  Amazon.com, Inc.*.............      37        7,271
  Expedia, Inc. ................     312        7,809
  Liberty Media
     Corp. -- Interactive -- -
     Class A -- Tracking
     Stock*.....................     421        7,359
  Netflix, Inc.*................      25        5,817
  Priceline.com, Inc.*..........      12        6,564
                                          -----------
TOTAL INTERNET & CATALOG RETAIL                34,820
                                          -----------
  INTERNET SOFTWARE & SERVICES 1.0%
  Akamai Technologies, Inc.*....     263        9,058
  AOL, Inc.*....................     492       10,027
  eBay, Inc.*...................     217        7,465
  Equinix, Inc.*................     109       10,972
  Google, Inc. -- Class A*......      13        7,073
  IAC/InterActiveCorp*..........     324       11,700
  Monster Worldwide, Inc.*......     539        8,845
  VeriSign, Inc. ...............     265        9,794
  VistaPrint NV*................     133        7,235
  WebMD Health Corp.*...........     215       12,442
  Yahoo!, Inc.*.................     588       10,437
                                          -----------
TOTAL INTERNET SOFTWARE & SERVICES            105,048
                                          -----------
  IT SERVICES 2.0%
  Accenture PLC -- Class A......     155        8,855
  Alliance Data Systems Corp.*..      61        5,795
  Amdocs Ltd.*..................     335       10,301
  Automatic Data Processing,
     Inc. ......................     167        9,077
  Booz Allen Hamilton Holding
     Corp.*.....................     455        8,800
  Broadridge Financial
     Solutions, Inc. ...........     252        5,857
  Cognizant Technology Solutions
     Corp. -- Class A*..........     120        9,948
  Computer Sciences Corp. ......     203       10,349
  Convergys Corp.*..............     576        8,352
  CoreLogic, Inc.*..............     300        5,523
  DST Systems, Inc. ............     191        9,418
  Fidelity National Information
     Services, Inc. ............     168        5,561
  Fiserv, Inc.*.................      85        5,211
  FleetCor Technologies, Inc.*..     156        5,852
  Gartner, Inc.*................     240       10,298
  Genpact Ltd.*.................     576        9,268
  Global Payments, Inc. ........     109        5,803
  International Business
     Machines Corp. ............      60       10,235
  Lender Processing Services,
     Inc. ......................     168        4,944
  Mastercard, Inc. -- Class A...      24        6,621
  NeuStar, Inc. -- Class A*.....     384       10,326
  Paychex, Inc. ................     264        8,635
  SAIC, Inc.*...................     576       10,022
  Teradata Corp.*...............     192       10,737
  Total System Services, Inc. ..     299        5,636
  Visa, Inc. -- Class A.........      72        5,625
  Western Union Co. ............     241        5,121
                                          -----------
TOTAL IT SERVICES                             212,170
                                          -----------
  LEISURE EQUIPMENT & PRODUCTS 0.1%
  Hasbro, Inc. .................     144        6,745
  Mattel, Inc. .................     265        7,081
                                          -----------
TOTAL LEISURE EQUIPMENT & PRODUCTS             13,826
                                          -----------
  LIFE SCIENCES TOOLS & SERVICES 1.3%
  Agilent Technologies, Inc.*...     191        9,533
  Bio-Rad Laboratories,
     Inc. -- Class A*...........      96       12,011
  Charles River Laboratories
     International, Inc.*.......     288       12,151
  Covance, Inc.*................     204       12,770
  Illumina, Inc.*...............     168       11,925
  Life Technologies Corp.*......     227       12,530
  Mettler Toledo International,
     Inc.*......................      48        8,995
  PerkinElmer, Inc. ............     432       12,213
  Pharmaceutical Product
     Development, Inc. .........     397       12,247
  Techne Corp. .................     156       12,123
  Thermo Fisher Scientific,
     Inc.*......................     204       12,238
  Waters Corp.*.................      96        9,408
                                          -----------
TOTAL LIFE SCIENCES TOOLS & SERVICES          138,144
                                          -----------
  MACHINERY 3.2%
  AGCO Corp.*...................     155        8,925
  Bucyrus International,
     Inc. -- Class A............      85        7,773
  Caterpillar, Inc. ............      72        8,310
  CNH Global NV*................     179        8,646
  Crane Co. ....................     168        8,385
  Cummins, Inc. ................      83        9,975
  Danaher Corp. ................     156        8,617
  Deere & Co. ..................      85        8,288
  Donaldson Co., Inc. ..........     133        8,144
  Dover Corp. ..................     131        8,913
  Eaton Corp. ..................     155        8,297
  Flowserve Corp. ..............      61        7,724
  Gardner Denver, Inc. .........     108        9,332
  Graco, Inc. ..................     191        9,556
  Harsco Corp. .................     229        8,152
  IDEX Corp. ...................     192        9,009
  Illinois Tool Works, Inc. ....     155        9,054
  Ingersoll-Rand PLC............     168        8,484
  Joy Global, Inc. .............      84        8,480
  Kennametal, Inc. .............     215        9,077
  Lincoln Electric Holdings,
     Inc. ......................     109        8,565
  Manitowoc Co., Inc. ..........     396        8,787
  Navistar International
     Corp.*.....................     120        8,342
  Oshkosh Corp.*................     229        7,250
  PACCAR, Inc. .................     168        8,923
  Pall Corp. ...................     144        8,415
  Parker-Hannifin Corp. ........      85        8,017
  Pentair, Inc. ................     217        8,715
  Snap-on, Inc. ................     109        6,733
  SPX Corp. ....................     107        9,250
  Terex Corp.*..................     217        7,547
  Timken Co. ...................     324       18,270
  Toro Co. .....................     131        8,896
  Trinity Industries, Inc. .....     240        8,688
  Valmont Industries, Inc. .....     167       17,585
  WABCO Holdings, Inc.*.........     109        8,050
  Wabtec Corp. .................     121        8,637
                                          -----------
TOTAL MACHINERY                               333,811
                                          -----------
  MARINE 0.2%
  Alexander & Baldwin, Inc. ....     181        9,539
  Kirby Corp.*..................     144        8,176
                                          -----------
TOTAL MARINE                                   17,715
                                          -----------


See Notes to Financial Statements.

26



RYDEX RUSSELL 1000(R) EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2011
--------------------------------------------------------------------------------


                                               MARKET
                                  SHARES        VALUE
-----------------------------------------------------
COMMON STOCKS (CONTINUED)

  MEDIA 2.2%
  Cablevision Systems
     Corp. -- Class A...........     192       $6,764
  CBS Corp. -- Class B..........     276        6,961
  Central European Media
     Enterprises Ltd. -- Class
     A*.........................     313        7,171
  Clear Channel Outdoor
     Holdings, Inc. -- Class
     A*.........................     479        6,591
  Comcast Corp. -- Class A......     276        7,242
  DIRECTV -- Class A*...........     144        6,997
  Discovery Communications,
     Inc. -- Class A*...........     169        7,480
  DISH Network Corp. Class A*...     276        6,911
  DreamWorks Animation SKG,
     Inc. -- Class A*...........     252        6,675
  Gannett Co., Inc. ............     444        6,687
  Interpublic Group of Cos.,
     Inc. ......................     552        6,486
  John Wiley & Sons,
     Inc. -- Class A............     132        6,723
  Lamar Advertising Co. -- Class
     A*.........................     180        5,854
  Liberty Global, Inc. -- Class
     A*.........................     156        7,254
  Liberty Media
     Corp. -- Capital -- Series
     A -- Tracking Stock*.......      95        7,816
  Liberty Media
     Corp. -- Starz -- Series
     A -- Tracking Stock*.......      85        6,532
  Madison Square Garden,
     Inc. -- Class A*...........     241        6,591
  McGraw-Hill Cos., Inc. .......     169        6,839
  Meredith Corp. ...............     203        6,784
  Morningstar, Inc. ............      96        5,530
  New York Times Co. -- Class
     A*.........................     731        5,943
  News Corp. -- Class A.........     395        7,039
  Omnicom Group, Inc. ..........     143        7,034
  Regal Entertainment Group.....     492        6,780
  Scripps Networks
     Interactive -- Class A.....     133        6,839
  Sirius XM Radio, Inc.*........   3,888        7,737
  Thomson Reuters Corp. ........     143        5,787
  Time Warner Cable, Inc. ......      96        7,500
  Time Warner, Inc. ............     192        7,269
  Viacom, Inc. -- Class B.......     145        7,418
  Virgin Media, Inc. ...........     251        7,595
  Walt Disney Co.(The)..........     156        6,724
  Washington Post
     Co.(The) -- Class B........      13        5,667
                                          -----------
TOTAL MEDIA                                   225,220
                                          -----------
  METALS & MINING 2.7%
  AK Steel Holding Corp. .......   1,032       16,770
  Alcoa, Inc. ..................     936       15,912
  Allegheny Technologies,
     Inc. ......................     252       18,144
  Carpenter Technology Corp. ...     384       19,684
  Cliffs Natural Resources,
     Inc. ......................     168       15,745
  Commercial Metals Co. ........     960       16,089
  Compass Minerals
     International, Inc. .......     180       17,570
  Freeport-McMoRan Copper &
     Gold, Inc. ................     300       16,509
  Newmont Mining Corp. .........     300       17,583
  Nucor Corp. ..................     348       16,342
  Reliance Steel & Aluminum
     Co. .......................     287       16,247
  Royal Gold, Inc. .............     312       19,026
  Schnitzer Steel Industries,
     Inc. ......................     251       15,579
  Southern Copper Corp. ........     397       14,872
  Steel Dynamics, Inc. .........     863       15,698
  Titanium Metals Corp.*........     900       18,027
  United States Steel Corp. ....     289       13,788
                                          -----------
TOTAL METALS & MINING                         283,585
                                          -----------
  MULTI-UTILITIES 3.2%
  Alliant Energy Corp. .........     407       16,093
  Ameren Corp. .................     575       16,853
  CenterPoint Energy, Inc. .....     912       16,963
  CMS Energy Corp. .............     815       16,137
  Consolidated Edison, Inc. ....     312       16,261
  Dominion Resources, Inc. .....     359       16,665
  DTE Energy Co. ...............     335       16,927
  Integrys Energy Group, Inc. ..     313       16,389
  MDU Resources Group, Inc. ....     707       16,890
  NiSource, Inc. ...............     839       16,319
  NSTAR.........................     348       16,112
  OGE Energy Corp. .............     323       17,174
  PG&E Corp. ...................     360       16,589
  Public Service Enterprise
     Group, Inc. ...............     504       16,214
  SCANA Corp. ..................     407       16,899
  Sempra Energy.................     300       16,530
  TECO Energy, Inc. ............     863       16,630
  Vectren Corp. ................     588       16,805
  Wisconsin Energy Corp. .......     528       16,479
  Xcel Energy, Inc. ............     672       16,350
                                          -----------
TOTAL MULTI-UTILITIES                         331,279
                                          -----------
  MULTILINE RETAIL 0.7%
  Big Lots, Inc.*...............     156        6,413
  Dollar General Corp.*.........     215        7,007
  Dollar Tree, Inc.*............     120        6,900
  Family Dollar Stores, Inc. ...     132        7,156
  J.C. Penney Co., Inc. ........     191        7,344
  Kohl's Corp. .................     131        6,905
  Macy's, Inc. .................     288        6,886
  Nordstrom, Inc. ..............     156        7,418
  Sears Holdings Corp.*.........      84        7,221
  Target Corp. .................     132        6,481
                                          -----------
TOTAL MULTILINE RETAIL                         69,731
                                          -----------
  OFFICE ELECTRONICS 0.1%
  Xerox Corp. ..................     768        7,749
  Zebra Technologies
     Corp. -- Class A*..........     205        8,055
                                          -----------
TOTAL OFFICE ELECTRONICS                       15,804
                                          -----------
  OIL, GAS & CONSUMABLE FUELS 7.5%
  Alpha Natural Resources,
     Inc.*......................     253       14,717
  Anadarko Petroleum Corp. .....     181       14,288
  Apache Corp. .................     120       16,004
  Arch Coal, Inc. ..............     432       14,818
  Cabot Oil & Gas Corp. ........     300       16,884
  Chesapeake Energy Corp. ......     456       15,354
  Chevron Corp. ................     144       15,759
  Cimarex Energy Co. ...........     133       14,708
  Cobalt International Energy,
     Inc.*......................     984       13,776
  Comstock Resources, Inc.*.....     492       15,774
  Concho Resources, Inc.*.......     144       15,386
  ConocoPhillips................     191       15,076
  CONSOL Energy, Inc. ..........     287       15,524
  Continental Resources ,Inc.*..     216       14,835
  Denbury Resources, Inc.*......     635       14,332
  Devon Energy Corp. ...........     167       15,197
  El Paso Corp. ................     852       16,537
  EOG Resources, Inc. ..........     131       14,791
  EQT Corp. ....................     312       16,414
  EXCO Resources, Inc. .........     743       15,566
  Exxon Mobil Corp. ............     180       15,840
  Forest Oil Corp.*.............     408       14,651
  Frontier Oil Corp. ...........     528       14,752


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  27




RYDEX RUSSELL 1000(R) EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2011
--------------------------------------------------------------------------------


                                               MARKET
                                  SHARES        VALUE
-----------------------------------------------------
COMMON STOCKS (CONTINUED)

  Frontline Ltd. ...............     336       $7,429
  Hess Corp. ...................     180       15,473
  Holly Corp. ..................     252       14,591
  Marathon Oil Corp. ...........     299       16,158
  Massey Energy Co. ............     227       15,490
  Murphy Oil Corp. .............     205       15,883
  Newfield Exploration Co.*.....     204       14,443
  Noble Energy, Inc. ...........     156       15,018
  Occidental Petroleum Corp. ...     145       16,572
  Peabody Energy Corp. .........     215       14,366
  PetroHawk Energy Corp.*.......     671       18,124
  Pioneer Natural Resources
     Co. .......................     155       15,846
  Plains Exploration &
     Production Co.*............     431       16,395
  QEP Resources, Inc. ..........     373       15,938
  Quicksilver Resources, Inc.*..   1,091       16,201
  Range Resources Corp. ........     275       15,524
  SandRidge Energy, Inc.*.......   1,272       15,722
  SM Energy Co. ................     215       16,310
  Southern Union Co. ...........     553       16,535
  Southwestern Energy Co.*......     349       15,307
  Spectra Energy Corp. .........     563       16,350
  Sunoco, Inc. .................     335       14,291
  Teekay Corp. .................     228        7,750
  Tesoro Corp.*.................     564       15,296
  Ultra Petroleum Corp.*........     313       15,897
  Valero Energy Corp. ..........     505       14,292
  Whiting Petroleum Corp.*......     216       15,012
  Williams Cos., Inc.(The)......     492       16,320
                                          -----------
TOTAL OIL, GAS & CONSUMABLE FUELS             773,516
                                          -----------
  PAPER & FOREST PRODUCTS 0.5%
  Domtar Corp. .................     180       16,744
  International Paper Co. ......     587       18,126
  MeadWestvaco Corp. ...........     539       18,159
                                          -----------
TOTAL PAPER & FOREST PRODUCTS                  53,029
                                          -----------
  PERSONAL PRODUCTS 0.6%
  Alberto-Culver Co. ...........     600       22,404
  Avon Products, Inc. ..........     251        7,375
  Estee Lauder Cos.,
     Inc. -- Class A............      72        6,984
  Herbalife Ltd. ...............     276       24,779
                                          -----------
TOTAL PERSONAL PRODUCTS                        61,542
                                          -----------
  PHARMACEUTICALS 1.6%
  Abbott Laboratories...........     229       11,917
  Allergan, Inc. ...............     157       12,491
  Bristol-Myers Squibb Co. .....     419       11,774
  Eli Lilly & Co. ..............     324       11,991
  Endo Pharmaceuticals Holdings,
     Inc.*......................     324       12,688
  Forest Laboratories, Inc.*....     360       11,937
  Hospira, Inc.*................     205       11,630
  Johnson & Johnson, Inc. ......     191       12,552
  Merck & Co., Inc. ............     347       12,475
  Mylan, Inc.*..................     504       12,560
  Perrigo Co. ..................     145       13,102
  Pfizer, Inc. .................     552       11,570
  Warner Chilcott PLC -- Class
     A..........................     480       11,064
  Watson Pharmaceuticals,
     Inc.*......................     203       12,590
                                          -----------
TOTAL PHARMACEUTICALS                         170,341
                                          -----------
  PROFESSIONAL SERVICES 0.6%
  Dun & Bradstreet Corp. .......      71        5,835
  Equifax, Inc. ................     144        5,404
  FTI Consulting, Inc.*.........     227        9,057
  Manpower, Inc. ...............     133        8,811
  Nielsen Holdings NV*..........     241        7,204
  Robert Half International,
     Inc. ......................     277        8,402
  Towers Watson & Co. -- Class
     A..........................     145        8,317
  Verisk Analytics,
     Inc. -- Class A*...........     252        8,291
                                          -----------
TOTAL PROFESSIONAL SERVICES                    61,321
                                          -----------
  REAL ESTATE INVESTMENT TRUSTS (REITS) 2.5%
  Alexandria Real Estate
     Equities, Inc. ............      72        5,915
  AMB Property Corp. ...........     156        5,678
  Annaly Capital Management,
     Inc. ......................     299        5,334
  Apartment Investment &
     Management Co. -- Class A..     216        5,823
  AvalonBay Communities, Inc. ..      48        6,077
  Boston Properties, Inc. ......      60        6,272
  Brandywine Realty Trust.......     456        5,791
  BRE Properties, Inc. .........     120        6,086
  Camden Property Trust.........      96        6,024
  Chimera Investment Corp. .....   1,284        5,200
  CommonWealth REIT.............     205        5,615
  Corporate Office Properties
     Trust......................     155        5,458
  Developers Diversified Realty
     Corp. .....................     384        5,660
  Digital Realty Trust, Inc. ...      96        5,793
  Douglas Emmett, Inc. .........     287        5,972
  Duke Realty Corp. ............     396        6,039
  Equity Residential............      96        5,733
  Essex Property Trust, Inc. ...      47        6,368
  Federal Realty Investment
     Trust......................      71        6,217
  General Growth Properties,
     Inc. ......................     349        5,828
  HCP, Inc. ....................     144        5,705
  Health Care REIT, Inc. .......     107        5,753
  Hospitality Properties Trust..     239        5,772
  Host Hotels & Resorts, Inc. ..     312        5,550
  Kimco Realty Corp. ...........     300        5,862
  Liberty Property Trust........     168        5,909
  Macerich Co.(The).............     109        5,757
  Mack-Cali Realty Corp. .......     157        5,545
  Nationwide Health Properties,
     Inc. ......................     132        5,782
  Piedmont Office Realty Trust,
     Inc. ......................     287        5,711
  Plum Creek Timber Co., Inc. ..     121        5,214
  ProLogis......................     348        5,669
  Public Storage, Inc. .........      48        5,631
  Rayonier, Inc. ...............      85        5,641
  Realty Income Corp. ..........     156        5,546
  Regency Centers Corp. ........     131        6,165
  Senior Housing Properties
     Trust......................     240        5,693
  Simon Property Group, Inc. ...      48        5,498
  SL Green Realty Corp. ........      72        5,942
  Taubman Centers, Inc. ........     107        6,222
  UDR, Inc. ....................     228        5,903
  Ventas, Inc. .................     107        5,985
  Vornado Realty Trust..........      60        5,801
  Weingarten Realty Investors...     227        5,995
  Weyerhaeuser Co. .............     217        4,993
                                          -----------
TOTAL REAL ESTATE INVESTMENT TRUSTS
  (REITS)                                     260,127
                                          -----------
  REAL ESTATE MANAGEMENT & DEVELOPMENT 0.3%
  CB Richard Ellis Group,
     Inc. -- Class A*...........     203        5,422
  Forest City Enterprises,
     Inc. -- Class A*...........     287        5,513
  Howard Hughes Corp.(The)*.....      83        5,376
  Jones Lang LaSalle, Inc. .....      49        5,017
  St Joe Co.(The)*..............     216        5,642
                                          -----------
TOTAL REAL ESTATE MANAGEMENT &
  DEVELOPMENT                                  26,970
                                          -----------


See Notes to Financial Statements.

28



RYDEX RUSSELL 1000(R) EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2011
--------------------------------------------------------------------------------


                                               MARKET
                                  SHARES        VALUE
-----------------------------------------------------
COMMON STOCKS (CONTINUED)

  ROAD & RAIL 0.7%
  Con-way, Inc. ................     216       $8,407
  CSX Corp. ....................     107        8,420
  Hertz Global Holdings, Inc.*..     409        7,039
  J.B. Hunt Transport Services,
     Inc. ......................     191        9,107
  Kansas City Southern*.........     155        9,007
  Landstar System, Inc. ........     181        8,579
  Norfolk Southern Corp. .......     120        8,962
  Ryder System, Inc. ...........     168        8,988
  Union Pacific Corp. ..........      84        8,691
                                          -----------
TOTAL ROAD & RAIL                              77,200
                                          -----------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.7%
  Advanced Micro Devices,
     Inc.*......................   1,116       10,156
  Altera Corp. .................     228       11,103
  Analog Devices, Inc. .........     252       10,158
  Applied Materials, Inc. ......     625        9,806
  Atheros Communications,
     Inc.*......................     216        9,690
  Atmel Corp.*..................     743       11,368
  Avago Technologies Ltd. ......     312       10,439
  Broadcom Corp. -- Class A*....     240        8,443
  Cree, Inc.*...................     216        8,800
  Cypress Semiconductor Corp.*..     492       10,706
  Fairchild Semiconductor
     International, Inc.*.......     540       11,324
  First Solar, Inc.*............      96       13,399
  Intel Corp. ..................     480       11,131
  International Rectifier
     Corp.*.....................     300       10,368
  Intersil Corp. -- Class A.....     793       11,713
  KLA-Tencor Corp. .............     204        8,956
  Lam Research Corp.*...........     179        8,647
  Linear Technology Corp. ......     289       10,057
  LSI Corp.*....................   1,404       10,291
  Marvell Technology Group
     Ltd.*......................     600        9,258
  Maxim Integrated Products,
     Inc. ......................     384       10,498
  MEMC Electronic Materials,
     Inc.*......................     767        9,074
  Microchip Technology, Inc. ...     253       10,383
  Micron Technology, Inc.*......     840        9,484
  National Semiconductor
     Corp. .....................     673       16,233
  Novellus Systems, Inc.*.......     264        8,474
  NVIDIA Corp.*.................     504       10,080
  ON Semiconductor Corp.*.......     972       10,216
  PMC -- Sierra, Inc.*..........   1,296       10,394
  Rambus, Inc.*.................     493        9,811
  Silicon Laboratories, Inc.*...     228        9,936
  Skyworks Solutions, Inc.*.....     300        9,438
  SunPower Corp. -- Class A*....     912       19,854
  Teradyne, Inc.*...............     540        8,694
  Texas Instruments, Inc. ......     277        9,842
  Varian Semiconductor Equipment
     Associates, Inc.*..........     204        8,554
  Xilinx, Inc. .................     299       10,423
                                          -----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT                                   387,201
                                          -----------
  SOFTWARE 2.3%
  Activision Blizzard, Inc. ....     887       10,103
  Adobe Systems, Inc.*..........     300       10,065
  Ansys, Inc.*..................     180        9,952
  Autodesk, Inc.*...............     228       10,255
  BMC Software, Inc.*...........     203       10,197
  CA, Inc. .....................     408       10,033
  Cadence Design Systems,
     Inc.*......................     995       10,328
  Citrix Systems, Inc.*.........     143       12,061
  Compuware Corp.*..............     852        9,653
  Electronic Arts, Inc.*........     492        9,929
  Factset Research Systems,
     Inc. ......................      49        5,361
  Informatica Corp.*............     192       10,754
  Intuit, Inc.*.................     192       10,667
  MICROS Systems, Inc.*.........     203       10,560
  Microsoft Corp. ..............     384        9,992
  Nuance Communications, Inc.*..     539       11,157
  Oracle Corp. .................     300       10,815
  Red Hat, Inc.*................     215       10,206
  Rovi Corp.*...................     179        8,692
  Salesforce.com, Inc.*.........      73       10,118
  Solera Holdings, Inc. ........     192       10,560
  Symantec Corp.*...............     540       10,611
  Synopsys, Inc.*...............     359        9,833
  VMware, Inc. -- Class A*......     121       11,547
                                          -----------
TOTAL SOFTWARE                                243,449
                                          -----------

  SPECIALTY RETAIL 2.2%
  Aaron's, Inc. ................     276        7,946
  Abercrombie & Fitch
     Co. -- Class A.............     120        8,496
  Advance Auto Parts, Inc. .....     107        7,004
  Aeropostale, Inc.*............     277        7,072
  American Eagle Outfitters,
     Inc. ......................     433        6,738
  AutoNation, Inc.*.............     193        6,545
  AutoZone, Inc.*...............      24        6,777
  Bed Bath & Beyond, Inc.*......     144        8,081
  Best Buy Co., Inc. ...........     228        7,118
  CarMax, Inc.*.................     204        7,079
  Chico's FAS, Inc. ............     479        7,008
  Dick's Sporting Goods, Inc.*..     168        6,876
  Foot Locker, Inc. ............     337        7,252
  GameStop Corp. -- Class A*....     301        7,730
  Gap, Inc.(The)................     300        6,972
  Guess?, Inc. .................     179        7,695
  Home Depot, Inc. .............     180        6,685
  Limited Brands, Inc. .........     205        8,438
  Lowe's Cos., Inc. ............     252        6,615
  O'Reilly Automotive, Inc.*....     120        7,087
  Office Depot, Inc.*...........   1,427        6,150
  PetSmart, Inc. ...............     167        7,042
  RadioShack Corp. .............     444        7,020
  Ross Stores, Inc. ............      96        7,074
  Signet Jewelers Ltd.*.........     155        6,781
  Staples, Inc. ................     336        7,103
  Tiffany & Co. ................     119        8,263
  TJX Cos., Inc. ...............     133        7,132
  Tractor Supply Co. ...........     120        7,425
  Urban Outfitters, Inc.*.......     228        7,173
  Williams-Sonoma, Inc. ........     169        7,336
                                          -----------
TOTAL SPECIALTY RETAIL                        223,713
                                          -----------
  TEXTILES, APPAREL & LUXURY GOODS 0.5%
  Coach, Inc. ..................     132        7,895
  Fossil, Inc.*.................      73        6,992
  Hanesbrands, Inc.*............     252        8,193
  NIKE, Inc. -- Class B.........      85        6,997
  Phillips-Van Heusen Corp. ....     109        7,675
  Polo Ralph Lauren Corp. ......      59        7,715
  V.F. Corp. ...................      72        7,240
                                          -----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS         52,707
                                          -----------
  THRIFTS & MORTGAGE FINANCE 0.4%
  Capitol Federal Financial,
     Inc. ......................     479        5,422
  First Niagara Financial Group,
     Inc. ......................     385        5,544
  Hudson City Bancorp, Inc. ....     540        5,146


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  29




RYDEX RUSSELL 1000(R) EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)                   April 30, 2011
--------------------------------------------------------------------------------


                                               MARKET
                                  SHARES        VALUE
-----------------------------------------------------
COMMON STOCKS (CONCLUDED)

  New York Community Bancorp,
     Inc. ......................     311       $5,163
  People's United Financial,
     Inc. ......................     431        5,900
  TFS Financial Corp. ..........     504        5,484
  Washington Federal, Inc. .....     313        5,036
                                          -----------
TOTAL THRIFTS & MORTGAGE FINANCE               37,695
                                          -----------
  TOBACCO 0.9%
  Altria Group, Inc. ...........     863       23,163
  Lorillard, Inc. ..............     229       24,388
  Philip Morris International,
     Inc. ......................     347       24,096
  Reynolds American, Inc. ......     635       23,565
                                          -----------
TOTAL TOBACCO                                  95,212
                                          -----------
  TRADING COMPANIES & DISTRIBUTORS 0.5%
  Fastenal Co. .................     253       16,974
  GATX Corp. ...................     216        9,130
  MSC Industrial Direct
     Co. -- Class A.............     131        9,378
  W.W. Grainger, Inc. ..........      60        9,096
  WESCO International, Inc.*....     108        6,691
                                          -----------
TOTAL TRADING COMPANIES & DISTRIBUTORS         51,269
                                          -----------
  WATER UTILITIES 0.3%
  American Water Works Co,
     Inc. ......................     575       16,894
  Aqua America, Inc. ...........     697       15,717
                                          -----------
TOTAL WATER UTILITIES                          32,611
                                          -----------
  WIRELESS TELECOMMUNICATION SERVICES 1.4%
  American Tower Corp. -- Class
     A*.........................     192       10,044
  Clearwire Corp. -- Class A*...   2,832       13,764
  Crown Castle International
     Corp.*.....................     240       10,286
  Leap Wireless International,
     Inc.*......................   1,020       15,137
  MetroPCS Communications,
     Inc.*......................     995       16,746
  NII Holdings, Inc.*...........     395       16,424
  SBA Communications
     Corp. -- Class A*..........     252        9,735
  Sprint Nextel Corp.*..........   3,286       17,021
  Telephone & Data Systems,
     Inc. ......................     479       16,075
  United States Cellular
     Corp.*.....................     312       15,363
                                          -----------
TOTAL WIRELESS TELECOMMUNICATION
  SERVICES                                    140,595
                                          -----------
TOTAL COMMON STOCKS
  (Cost $9,304,632)                        10,332,174
                                          -----------


SHORT TERM INVESTMENTS 0.2%
  SSgA Government Money Market
     Fund.......................  24,173       24,173
                                          -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $24,173)                               24,173
                                          -----------
TOTAL INVESTMENTS 99.9%(A)
  (Cost $9,328,805)                        10,356,347
                                          -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.1%                          12,865
                                          -----------
NET ASSETS -- 100.0%                      $10,369,212
-----------------------------------------------------




   * Non-Income Producing Security.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

REIT--Real Estate Investment Trust

Tracking Stock--A security issued by a parent company that tracks the performance of a particular division.



See Notes to Financial Statements.

30




RYDEX RUSSELL 2000(R) EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2011
--------------------------------------------------------------------------------


                                                MARKET
                                   SHARES        VALUE
------------------------------------------------------
COMMON STOCKS 99.5%
  AEROSPACE & DEFENSE 1.0%
  AAR Corp. ...................       236       $6,146
  Aerovironment, Inc.*.........       180        5,157
  American Science &
     Engineering, Inc. ........        57        5,022
  Applied Energetics, Inc.*....     9,342        6,353
  Astronics Corp.*.............       259        6,734
  Ceradyne, Inc.*..............       146        6,842
  Cubic Corp. .................       113        6,111
  Curtiss-Wright Corp. ........       181        6,018
  DigitalGlobe, Inc.*..........       191        5,539
  Ducommun, Inc. ..............       270        6,143
  Esterline Technologies
     Corp.*....................        90        6,462
  GenCorp, Inc.*...............     1,081        7,059
  GeoEye, Inc.*................       136        5,044
  HEICO Corp. .................       128        6,140
  Hexcel Corp.*................       721       15,523
  Keyw Holding Corp.(The)*.....       439        4,912
  Kratos Defense & Security
     Solutions, Inc.*..........       451        6,165
  Ladish Co., Inc.*............       113        6,407
  LMI Aerospace, Inc.*.........       326        6,536
  Moog, Inc. -- Class A*.......       136        6,000
  National Presto Industries,
     Inc. .....................        45        4,996
  Orbital Sciences Corp.*......       338        6,365
  Taser International, Inc.*...     1,576        7,029
  Teledyne Technologies,
     Inc.*.....................       124        6,261
  Triumph Group, Inc. .........        68        5,856
                                           -----------
TOTAL AEROSPACE & DEFENSE                      160,820
                                           -----------
  AIR FREIGHT & LOGISTICS 0.3%
  Air Transport Services Group,
     Inc.*.....................       777        6,356
  Atlas Air Worldwide Holdings,
     Inc.*.....................        90        6,202
  Forward Air Corp. ...........       214        7,195
  HUB Group, Inc. -- Class A*..       180        7,250
  Pacer International, Inc.*...     1,295        7,757
  Park-Ohio Holdings Corp.*....       315        6,716
                                           -----------
TOTAL AIR FREIGHT & LOGISTICS                   41,476
                                           -----------
  AIRLINES 0.4%
  Airtran Holdings, Inc.*......       844        6,338
  Alaska Air Group, Inc.*......       101        6,653
  Allegiant Travel Co. ........       146        6,551
  Hawaiian Holdings, Inc.*.....     1,046        6,119
  JetBlue Airways Corp.*.......       990        5,603
  Pinnacle Airlines Corp.*.....     1,115        6,077
  Republic Airways Holdings,
     Inc.*.....................     1,024        5,524
  SkyWest, Inc. ...............       371        6,133
  US Airways Group, Inc.*......       697        6,336
                                           -----------
TOTAL AIRLINES                                  55,334
                                           -----------
  AUTO COMPONENTS 0.6%
  American Axle & Manufacturing
     Holdings, Inc.*...........       417        5,338
  Amerigon, Inc.*..............       371        6,326
  Cooper Tire & Rubber Co. ....       214        5,774
  Dana Holding Corp.*..........       315        5,724
  Dorman Products, Inc.*.......       135        5,265
  Drew Industries, Inc. .......       236        5,680
  Exide Technologies*..........       506        5,080
  Fuel Systems Solutions,
     Inc.*.....................       214        6,361
  Modine Manufacturing Co.*....       416        7,409
  Spartan Motors, Inc. ........       945        6,388
  Standard Motor Products,
     Inc. .....................       405        5,771
  Stoneridge, Inc.*............       360        5,508
  Superior Industries
     International, Inc. ......       214        5,408
  Tenneco, Inc.*...............       134       $6,192
  Tower International, Inc.*...       326        5,415
                                           -----------
TOTAL AUTO COMPONENTS                           87,639
                                           -----------
  AUTOMOBILES 0.0%(A)
  Winnebago Industries, Inc.*..       405        5,014
                                           -----------
TOTAL AUTOMOBILES                                5,014
                                           -----------
  BEVERAGES 0.7%
  Boston Beer Co.,
     Inc. -- Class A*..........       394       37,139
  Coca-Cola Bottling Co.
     Consolidated..............       540       38,043
  Heckmann Corp.*..............     5,458       34,385
                                           -----------
TOTAL BEVERAGES                                109,567
                                           -----------
  BIOTECHNOLOGY 3.7%
  Acorda Therapeutics, Inc.*...       259        7,262
  Affymax, Inc.*...............       946        6,187
  Alkermes, Inc.*..............       461        6,648
  Allos Therapeutics, Inc.*....     1,913        5,567
  Alnylam Pharmaceuticals,
     Inc.*.....................       608        6,238
  AMAG Pharmaceuticals, Inc.*..       338        6,422
  Anacor Pharmaceuticals,
     Inc.*.....................       810        5,362
  Anthera Pharmaceuticals,
     Inc.*.....................       845        6,152
  Arena Pharmaceuticals,
     Inc.*.....................     3,849        5,389
  Ariad Pharmaceuticals,
     Inc.*.....................       777        6,643
  ArQule, Inc.*................       855        6,036
  Array BioPharma, Inc.*.......     1,869        5,775
  AVEO Pharmaceuticals, Inc.*..       416        6,473
  AVI BioPharma, Inc.*.........     3,140        5,652
  BioCryst Pharmaceuticals,
     Inc.*.....................     1,588        6,169
  Biosante Pharmaceuticals,
     Inc.*.....................     3,005        7,002
  Biospecifics Technologies
     Corp.*....................       225        5,456
  Biotime, Inc.*...............       743        5,283
  Celera Corp.*................       675        5,339
  Celldex Therapeutics, Inc.*..     1,441        6,139
  Cepheid, Inc.*...............       203        6,559
  Chelsea Therapeutics
     International Ltd.*.......     1,519        7,154
  Codexis, Inc.*...............       517        5,423
  Cubist Pharmaceuticals,
     Inc.*.....................       225        7,616
  Curis, Inc.*.................     1,745        7,250
  Cytokinetics, Inc.*..........     3,905        5,818
  Cytori Therapeutics, Inc.*...       743        5,580
  CytRx Corp.*.................     6,517        5,876
  Dyax Corp.*..................     3,725        7,450
  Dynavax Technologies Corp.*..     2,037        5,663
  Emergent Biosolutions,
     Inc.*.....................       237        5,501
  Enzon Pharmaceuticals,
     Inc.*.....................       540        6,199
  Exact Sciences Corp.*........       877        7,025
  Exelixis, Inc.*..............       495        6,069
  Genomic Health, Inc.*........       225        6,143
  Geron Corp.*.................     1,148        5,510
  Halozyme Therapeutics,
     Inc.*.....................       856        5,675
  Idenix Pharmaceuticals,
     Inc.*.....................     1,733        8,804
  Immunogen, Inc.*.............       653        8,724
  Immunomedics, Inc.*..........     1,610        6,810
  Incyte Corp., Ltd.*..........       383        7,078
  Infinity Pharmaceuticals,
     Inc.*.....................     1,013        6,058
  Inhibitex, Inc.*.............     1,868        7,846
  Inovio Pharmaceuticals,
     Inc.*.....................     5,019        4,776
  InterMune, Inc.*.............       124        5,535
  Ironwood Pharmaceuticals,
     Inc.*.....................       417        6,097
  Isis Pharmaceuticals, Inc.*..       653        6,125
  Keryx Biopharmaceuticals,
     Inc.*.....................     1,125        5,951
  Lexicon Pharmaceuticals,
     Inc.*.....................     3,230        5,426
  Ligand Pharmaceuticals,
     Inc. -- Class B*..........       563        6,255


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  31




RYDEX RUSSELL 2000(R) EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2011
--------------------------------------------------------------------------------


                                                MARKET
                                   SHARES        VALUE
------------------------------------------------------
COMMON STOCKS (CONTINUED)

  MannKind Corp.*..............     1,530       $6,671
  Maxygen, Inc. ...............     1,058        5,459
  Medivation, Inc.*............       327        8,077
  Metabolix, Inc.*.............       597        4,824
  Micromet, Inc.*..............     1,058        7,152
  Momenta Pharmaceuticals,
     Inc.*.....................       383        7,227
  Nabi Biopharmaceuticals*.....       979        5,659
  Nanosphere, Inc.*............     1,779        5,284
  Neuralstem, Inc.*............     3,140        5,621
  Neurocrine Biosciences,
     Inc.*.....................       822        6,321
  NeurogesX, Inc.*.............     1,440        4,882
  Novavax, Inc.*...............     2,218        5,689
  NPS Pharmaceuticals, Inc.*...       698        7,238
  Nymox Pharmaceutical Corp.*..       777        5,897
  Omeros Corp.*................       765        4,085
  Onyx Pharmaceuticals, Inc.*..       158        5,936
  Opko Health, Inc.*...........     1,497        5,958
  Orexigen Therapeutics,
     Inc.*.....................     1,981        6,201
  Osiris Therapeutics, Inc.*...       821        5,821
  PDL BioPharma, Inc. .........     1,014        6,510
  Peregrine Pharmaceuticals,
     Inc.*.....................     2,330        5,778
  Pharmacyclics, Inc.*.........       946        6,272
  Pharmasset, Inc.*............        79        8,016
  Progenics Pharmaceuticals,
     Inc.*.....................       911        6,751
  Rigel Pharmaceuticals,
     Inc.*.....................       776        7,069
  Sangamo Biosciences, Inc.*...       732        5,256
  Savient Pharmaceuticals,
     Inc.*.....................       563        6,536
  SciClone Pharmaceuticals,
     Inc.*.....................     1,452        6,403
  Seattle Genetics, Inc.*......       383        6,362
  Senomyx, Inc.*...............     2,240       13,619
  SIGA Technologies, Inc.*.....       462        6,343
  Spectrum Pharmaceuticals,
     Inc.*.....................       664        5,976
  StemCells, Inc.*.............     6,529        5,491
  Synta Pharmaceuticals
     Corp.*....................     1,091        6,622
  Targacept, Inc.*.............       214        5,175
  Theravance, Inc.*............       237        6,577
  Transcept Pharmaceuticals,
     Inc.*.....................       664        6,673
  Vanda Pharmaceuticals,
     Inc.*.....................       811        6,529
  Vical, Inc.*.................     2,070        7,783
  Zalicus, Inc.*...............     2,442        7,473
  ZIOPHARM Oncology, Inc.*.....       934        7,061
                                           -----------
TOTAL BIOTECHNOLOGY                            577,467
                                           -----------
  BUILDING PRODUCTS 1.2%
  AAON, Inc. ..................       450       14,783
  Ameresco, Inc. -- Class A*...     1,215       19,574
  American Woodmark Corp. .....       270        5,484
  Ameron International Corp. ..       180       12,661
  Apogee Enterprises, Inc. ....     1,069       15,265
  Builders FirstSource, Inc.*..     5,245       13,899
  Gibraltar Industries, Inc.*..     1,250       14,600
  Griffon Corp.*...............     1,092       13,912
  Insteel Industries, Inc. ....     1,001       14,945
  NCI Building Systems, Inc.*..     1,070       13,247
  Quanex Building Products
     Corp. ....................       720       15,091
  Simpson Manufacturing Co.,
     Inc. .....................       484       13,513
  Trex Co., Inc.*..............       439       14,083
  Universal Forest Products,
     Inc. .....................       383       12,367
                                           -----------
TOTAL BUILDING PRODUCTS                        193,424
                                           -----------
  CAPITAL MARKETS 1.5%
  American Capital Ltd.*.......       394        4,046
  Apollo Investment Corp. .....       318        3,768
  Arlington Asset Investment
     Corp. -- Class A..........       124        3,782
  Artio Global Investors,
     Inc. .....................       237        3,894
  BGC Partners, Inc. -- Class
     A.........................       405        3,908
  BlackRock Kelso Capital
     Corp. ....................       381        4,008
  Calamos Asset Management,
     Inc. -- Class A...........       237        3,856
  Capital Southwest Corp. .....        45        4,331
  Cohen & Steers, Inc. ........       135        4,247
  Cowen Group, Inc. -- Class
     A*........................       923        3,840
  Diamond Hill Investment
     Group, Inc. ..............        45        3,690
  Duff & Phelps Corp. -- Class
     A.........................       236        3,632
  Epoch Holding Corp. .........       237        4,110
  Evercore Partners,
     Inc. -- Class A...........       112        3,908
  FBR Capital Markets Corp.*...     1,069        3,848
  Fifth Street Finance Corp. ..       282        3,759
  Financial Engines, Inc.*.....       146        4,151
  FXCM, Inc. -- Class A........       326        4,339
  GAMCO Investors,
     Inc. -- Class A...........        90        4,630
  GFI Group, Inc. .............       777        3,970
  Gladstone Capital Corp. .....       337        3,828
  Gladstone Investment Corp. ..       484        3,746
  Gleacher & Co., Inc.*........     2,093        3,956
  Golub Capital BDC, Inc. .....       239        3,834
  Harris & Harris Group,
     Inc.*.....................       720        3,758
  Hercules Technology Growth
     Capital, Inc. ............       349        3,752
  HFF, Inc. -- Class A*........       259        3,877
  INTL FCStone, Inc.*..........       147        3,893
  Investment Technology Group,
     Inc.*.....................       213        3,644
  JMP Group, Inc. .............       461        3,965
  Kayne Anderson Energy
     Development Co. ..........       202        3,959
  KBW, Inc. ...................       147        3,340
  Knight Capital Group,
     Inc. -- Class A*..........       292        4,006
  LaBranche & Co., Inc.*.......       935        3,768
  Ladenburg Thalmann Financial
     Services, Inc.*...........     3,275        3,832
  Main Street Capital Corp. ...       204        3,837
  MCG Capital Corp. ...........       586        3,868
  Medley Capital Corp.*........       315        3,685
  MF Global Holdings Ltd.*.....       473        3,978
  MVC Capital, Inc. ...........       282        3,900
  NGP Capital Resources Co. ...       399        3,767
  Oppenheimer Holdings,
     Inc. -- Class A...........       113        3,470
  optionsXpress Holdings,
     Inc. .....................       203        3,743
  PennantPark Investment
     Corp. ....................       328        4,048
  Penson Worldwide, Inc.*......       586        3,557
  Piper Jaffray Cos., Inc.*....        90        3,227
  Prospect Capital Corp. ......       305        3,694
  Pzena Investment Management,
     Inc. -- Class A...........       540        3,931
  Rodman & Renshaw Capital
     Group, Inc.*..............     1,756        3,459
  Safeguard Scientifics,
     Inc.*.....................       281        5,494
  Sanders Morris Harris Group,
     Inc. .....................       473        4,082
  Solar Capital Ltd. ..........       159        4,035
  Solar Senior Capital Ltd.*...       202        3,804
  Stifel Financial Corp.*......        84        3,837
  SWS Group, Inc. .............       653        3,983
  THL Credit, Inc. ............       281        4,024
  TICC Capital Corp. ..........       367        4,162
  TradeStation Group, Inc.*....       540        5,211
  Triangle Capital Corp. ......       216        3,858
  Virtus Investment Partners,
     Inc.*.....................        67        3,538
  Westwood Holdings Group,
     Inc. .....................        91        3,426
                                           -----------
TOTAL CAPITAL MARKETS                          238,493
                                           -----------
  CHEMICALS 3.3%
  A. Schulman, Inc. ...........       596       15,091
  American Vanguard Corp. .....     1,688       15,057
  Arch Chemicals, Inc. ........       338       13,070


See Notes to Financial Statements.

32



RYDEX RUSSELL 2000(R) EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2011
--------------------------------------------------------------------------------


                                                MARKET
                                   SHARES        VALUE
------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Balchem Corp. ...............       383      $15,201
  Calgon Carbon Corp.*.........       901       15,461
  Ferro Corp.*.................       878       13,170
  Georgia Gulf Corp.*..........       405       15,949
  H.B. Fuller Co. .............       675       14,749
  Hawkins, Inc. ...............       349       16,417
  Innophos Holdings, Inc. .....       315       14,597
  KMG Chemicals, Inc. .........       743       15,298
  Koppers Holdings, Inc. ......       337       15,411
  Kraton Performance Polymers,
     Inc.*.....................       349       16,110
  Landec Corp.*................     2,273       14,729
  LSB Industries, Inc.*........       349       14,082
  Minerals Technologies,
     Inc. .....................       203       13,804
  NewMarket Corp. .............        90       16,589
  NL Industries, Inc. .........       956       13,613
  Olin Corp. ..................       653       16,808
  OM Group, Inc.*..............       394       14,279
  Omnova Solutions, Inc.*......     1,756       14,926
  PolyOne Corp. ...............     1,024       14,828
  Quaker Chemical Corp. .......       360       16,265
  Rockwood Holdings, Inc.*.....       292       16,568
  Sensient Technologies
     Corp. ....................       394       14,929
  Solutia, Inc.*...............       563       14,835
  Spartech Corp.*..............     2,004       14,309
  Stepan Co. ..................       192       13,818
  STR Holdings, Inc.*..........       946       15,581
  TPC Group, Inc.*.............       484       19,089
  Westlake Chemical Corp. .....       259       17,003
  WR Grace & Co.*..............       382       17,327
  Zep, Inc. ...................       822       15,618
  Zoltek Cos., Inc.*...........     1,069       13,737
                                           -----------
TOTAL CHEMICALS                                518,318
                                           -----------
  COMMERCIAL BANKS 3.5%
  1st Source Corp. ............       202        4,286
  1st United Bancorp Inc.*.....       551        3,840
  Alliance Financial Corp. ....       113        3,643
  American National Bankshares,
     Inc. .....................       169        3,911
  Ameris Bancorp*..............       372        3,698
  Ames Natl Corp. .............       203        3,747
  Arrow Financial Corp. .......       157        3,901
  Bancfirst Corp. .............        90        3,624
  Banco Latinoamericano de
     Comercio Exterior
     SA -- Class E.............       225        3,906
  Bancorp Rhode Island, Inc. ..       124        5,501
  Bancorp, Inc.(The)*..........       405        3,965
  Bank of Marin
     Bancorp -- Class A........       102        3,839
  Bank of the Ozarks, Inc. ....        90        4,008
  Boston Private Financial
     Holdings, Inc. ...........       552        3,858
  Bridge Bancorp, Inc. ........       169        3,617
  Bryn Mawr Bank Corp. ........       192        3,869
  Camden National Corp. .......       113        3,904
  Capital City Bank Group,
     Inc. .....................       304        3,405
  Cardinal Financial Corp. ....       338        3,799
  Cathay General Bancorp.......       225        3,836
  Center Financial Corp.*......       529        3,856
  Centerstate Banks, Inc. .....       540        3,359
  Century Bancorp,
     Inc. -- Class A...........       146        4,027
  Chemical Financial Corp. ....       192        3,865
  Citizens & Northn Corp. .....       236        4,052
  Citizens Republic Bancorp,
     Inc.*.....................     4,389        4,029
  City Holding Co. ............       112        3,819
  CNB Financial Corp. .........       270        3,745
  CoBiz Financial, Inc. .......       551        3,741
  Columbia Banking System,
     Inc. .....................       202        3,810
  Community Bank System,
     Inc. .....................       158        3,953
  Community Trust Bancorp,
     Inc. .....................       135        3,821
  CVB Financial Corp. .........       462        4,500
  Danvers Bancorp, Inc. .......       180        4,059
  Eagle Bancorp, Inc.*.........       270        3,748
  Encore Bancshares, Inc.*.....       315        3,812
  Enterprise Financial Services
     Corp. ....................       282        4,202
  F.N.B. Corp. ................       371        4,062
  Financial Institutions,
     Inc. .....................       214        3,638
  First Bancorp................       293        4,090
  First Bancorp., Inc. ........       248        3,683
  First BanCorp/Puerto Rico*...       832        4,152
  First Busey Corp. ...........       788        4,137
  First Commonwealth Financial
     Corp. ....................       596        3,695
  First Community Bancshares,
     Inc. .....................       270        4,012
  First Financial Bancorp......       236        3,889
  First Financial Bankshares,
     Inc. .....................        78        4,323
  First Financial Corp. .......       123        3,956
  First Interstate Bancsystem,
     Inc. .....................       281        3,844
  First Merchants Corp. .......       451        4,181
  First Midwest Bancorp,
     Inc. .....................       327        4,284
  First of Long Island
     Corp.(The)................       136        3,679
  First South Bancorp, Inc. ...       720        3,226
  FirstMerit Corp. ............       225        3,931
  German American Bancorp,
     Inc. .....................       225        3,926
  Glacier Bancorp, Inc. .......       258        3,878
  Great Southern Bancorp,
     Inc. .....................       181        3,747
  Greene Bankshares, Inc.*.....     1,440        2,923
  Hancock Holding Co. .........       113        3,691
  Hanmi Financial Corp.*.......     3,062        4,042
  Heartland Financial USA,
     Inc. .....................       226        3,553
  Heritage Financial Corp.*....       259        3,818
  Home Bancorp, Inc.*..........       259        4,136
  Home Bancshares, Inc. .......       169        4,051
  Hudson Valley Holding
     Corp. ....................       180        4,070
  Iberiabank Corp. ............        67        4,021
  Independent Bank Corp. ......       146        4,279
  International Bancshares
     Corp. ....................       213        3,753
  Investors Bancorp, Inc.*.....       259        3,895
  Lakeland Bancorp, Inc. ......       383        4,094
  Lakeland Financial Corp. ....       169        3,703
  MainSource Financial Group,
     Inc. .....................       394        3,794
  MB Financial, Inc. ..........       191        3,952
  Merchants Bancshares, Inc. ..       147        3,954
  Metro Bancorp, Inc.*.........       304        3,800
  Midsouth Bancorp, Inc. ......       259        3,667
  MidWestOne Financial Group,
     Inc. .....................       281        4,128
  Nara Bancorp, Inc.*..........       405        3,981
  National Bankshares, Inc. ...       135        3,838
  National Penn Bancshares,
     Inc. .....................       496        4,072
  NBT Bancorp, Inc. ...........       169        3,819
  Northfield Bancorp, Inc. ....       271        3,813
  Old National Bancorp.........       361        3,736
  OmniAmerican Bancorp, Inc.*..       247        3,693
  Oriental Financial Group,
     Inc. .....................       304        3,940
  Orrstown Financial Services,
     Inc. .....................       136        3,705
  Pacific Continental Corp. ...       382        3,648
  PacWest Bancorp..............       180        4,138
  Park National Corp. .........        57        3,938
  Peapack Gladstone Financial
     Corp. ....................       292        3,881
  Penns Woods Bancorp, Inc. ...       101        3,817
  Peoples Bancorp, Inc. .......       316        4,307
  Pinnacle Financial Partners,
     Inc.*.....................       237        3,809


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  33




RYDEX RUSSELL 2000(R) EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2011
--------------------------------------------------------------------------------


                                                MARKET
                                   SHARES        VALUE
------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Porter Bancorp, Inc. ........       473       $3,751
  PrivateBancorp, Inc. ........       248        3,904
  Prosperity Bancshares,
     Inc. .....................        90        4,126
  Renasant Corp. ..............       236        3,960
  Republic Bancorp,
     Inc. -- Class A...........       192        4,182
  S&T Bancorp, Inc. ...........       180        3,674
  S.Y. Bancorp, Inc. ..........       157        3,920
  Sandy Spring Bancorp, Inc. ..       203        3,628
  SCBT Financial Corp. ........       113        3,643
  Sierra Bancorp...............       348        3,880
  Signature Bank*..............        68        3,958
  Simmons First National
     Corp. -- Class A..........       146        3,853
  Southside Bancshares, Inc. ..       188        4,089
  Southwest Bancorp, Inc.*.....       281        3,985
  State Bancorp, Inc./NY.......       372        4,910
  StellarOne Corp. ............       270        3,780
  Sterling Bancorp.............       383        3,964
  Sterling Bancshares, Inc. ...       439        3,903
  Suffolk Bancorp..............       191        3,134
  Susquehanna Bancshares,
     Inc. .....................       417        3,845
  SVB Financial Group*.........        67        4,049
  Taylor Capital Group, Inc.*..       372        3,698
  Texas Capital Bancshares,
     Inc.*.....................       147        3,793
  Tompkins Financial Corp. ....        90        3,667
  Tower Bancorp, Inc. .........       169        3,669
  TowneBank....................       248        3,675
  Trico Bancshares.............       236        3,849
  Trustmark Corp. .............       168        3,904
  UMB Financial Corp. .........       101        4,253
  Umpqua Holdings Corp. .......       348        4,040
  Union First Market Bankshares
     Corp. ....................       337        4,290
  United Bankshares, Inc. .....       146        3,819
  United Community Banks,
     Inc.*.....................     1,891        4,538
  Univest Corp. of
     Pennsylvania..............       225        3,785
  Virginia Commerce Bancorp,
     Inc.*.....................       686        4,123
  Washington Banking Co. ......       281        3,931
  Washington Trust Bancorp,
     Inc. .....................       158        3,702
  Webster Financial Corp. .....       180        3,874
  WesBanco, Inc. ..............       191        3,877
  West Bancorporation, Inc. ...       484        3,770
  West Coast Bancorp*..........     1,114        3,988
  Westamerica Bancorp..........        78        3,962
  Western Alliance Bancorp*....       483        3,994
  Whitney Holding Corp. .......       282        3,818
  Wilshire Bancorp, Inc.*......       743        2,972
  Wintrust Financial Corp. ....       102        3,436
                                           -----------
TOTAL COMMERCIAL BANKS                         540,912
                                           -----------
  COMMERCIAL SERVICES & SUPPLIES 1.9%
  ABM Industries, Inc. ........       248        6,031
  ACCO Brands Corp.*...........       687        6,671
  American Reprographics Co.*..       552        4,940
  APAC Customer Services,
     Inc.*.....................     1,047        5,978
  Brink's Co.(The).............       202        6,668
  Casella Waste Systems,
     Inc. -- Class A*..........       765        5,171
  Cenveo, Inc.*................       878        5,689
  Clean Harbors, Inc.*.........        67        6,600
  Consolidated Graphics,
     Inc.*.....................       124        6,963
  Courier Corp. ...............       394        5,398
  Deluxe Corp. ................       237        6,418
  EnergySolutions, Inc. .......       935        5,283
  EnerNOC, Inc.*...............       844       15,116
  Ennis, Inc. .................       382        7,136
  Fuel Tech, Inc.*.............       709        5,750
  G&K Services, Inc. -- Class
     A.........................       191        6,322
  Geo Group, Inc.(The)*........       259        6,910
  Healthcare Services Group,
     Inc. .....................       360        6,394
  Herman Miller, Inc. .........       247        6,427
  Higher One Holdings, Inc.*...       258        3,635
  HNI Corp. ...................       203        5,587
  Hudson Highland Group,
     Inc.*.....................       979        5,903
  Innerworkings, Inc.*.........       866        7,768
  Interface, Inc. -- Class A...       799       14,893
  Kimball International,
     Inc. -- Class B...........       889        6,650
  Knoll, Inc. .................       326        6,399
  M&F Worldwide Corp.*.........       248        6,222
  McGrath Rentcorp.............       237        6,728
  Metalico, Inc.*..............     1,047        6,638
  Mine Safety Appliances Co. ..       180        7,142
  Mobile Mini, Inc.*...........       270        6,726
  Multi-Color Corp. ...........       315        6,508
  Rollins, Inc. ...............       316        6,627
  Schawk, Inc. ................       338        6,375
  Standard Parking Corp.*......       360        6,296
  Standard Register Co.(The)...     1,913        6,581
  Steelcase, Inc. -- Class A...       585        6,757
  SYKES Enterprises, Inc.*.....       326        6,530
  Team, Inc.*..................       247        6,163
  Tetra Tech, Inc.*............       258        6,094
  United Stationers, Inc. .....        90        6,485
  US Ecology, Inc. ............       361        6,628
  Viad Corp. ..................       247        6,128
                                           -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES           287,328
                                           -----------
  COMMUNICATIONS EQUIPMENT 1.7%
  Acme Packet, Inc.*...........        79        6,526
  ADTRAN, Inc. ................       135        5,571
  Anaren, Inc.*................       282        4,678
  Arris Group, Inc.*...........       451        5,412
  Aruba Networks, Inc.*........       158        5,677
  Aviat Networks, Inc.*........     1,069        5,473
  Bel Fuse, Inc. -- Class B....       248        4,992
  BigBand Networks, Inc.*......     2,206        5,647
  Black Box Corp. .............       158        5,521
  Blue Coat Systems, Inc.*.....       202        5,818
  Calix, Inc.*.................       281        6,143
  Comtech Telecommunications
     Corp. ....................       203        5,745
  DG Fastchannel, Inc.*........       180        6,586
  Digi International, Inc.*....       529        6,248
  EMS Technologies, Inc.*......       281        7,098
  Emulex Corp.*................       528        5,116
  Extreme Networks*............     1,588        4,970
  Finisar Corp.*...............       248        6,966
  Globecomm Systems, Inc.*.....       473        6,773
  Harmonic, Inc.*..............       619        5,125
  Hughes Communications,
     Inc.*.....................        90        5,387
  Infinera Corp.*..............       664        5,193
  InterDigital, Inc. ..........       124        5,740
  Ixia*........................       372        6,079
  KVH Industries, Inc.*........       382        5,004
  Loral Space & Communications,
     Inc.*.....................        68        4,753
  Meru Networks, Inc.*.........       281        4,892
  Netgear, Inc.*...............       169        7,056
  Network Engines, Inc.*.......     2,791        4,968
  Network Equipment
     Technologies, Inc.*.......     1,531        5,159
  Oclaro, Inc.*................       506        5,675
  Oplink Communications,
     Inc.*.....................       281        5,564
  Opnext, Inc.*................     2,431        5,737


See Notes to Financial Statements.

34



RYDEX RUSSELL 2000(R) EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2011
--------------------------------------------------------------------------------


                                                MARKET
                                   SHARES        VALUE
------------------------------------------------------
COMMON STOCKS (CONTINUED)

  PC-Tel, Inc.*................       732       $5,344
  Plantronics, Inc. ...........       157        5,820
  Powerwave Technologies,
     Inc.*.....................     1,249        5,708
  Riverbed Technology, Inc.*...       147        5,166
  SeaChange International,
     Inc.*.....................       618        6,619
  ShoreTel, Inc.*..............       698        7,294
  Sonus Networks, Inc.*........     1,463        5,764
  Sycamore Networks, Inc. .....       236        5,782
  Symmetricom, Inc.*...........       945        5,765
  Tekelec*.....................       720        6,012
  UTStarcom, Inc.*.............     2,398        6,163
  ViaSat, Inc.*................       136        5,429
                                           -----------
TOTAL COMMUNICATIONS EQUIPMENT                 258,158
                                           -----------
  COMPUTERS & PERIPHERALS 0.7%
  Avid Technology, Inc.*.......       248        4,608
  Cray, Inc.*..................       889        5,974
  Electronics for Imaging,
     Inc.*.....................       439        7,884
  Hutchinson Technology,
     Inc.*.....................     1,992        5,319
  Hypercom Corp.*..............       462        5,530
  Imation Corp.*...............       506        5,197
  Immersion Corp.*.............       810        5,864
  Intermec, Inc.*..............       529        6,073
  Intevac, Inc.*...............       450        5,504
  Novatel Wireless, Inc.*......     1,002        6,212
  Presstek, Inc.*..............     3,117        5,673
  Quantum Corp.*...............     2,162        6,875
  Rimage Corp. ................       349        5,221
  Silicon Graphics
     International Corp.*......       292        5,367
  STEC, Inc.*..................       292        6,109
  Stratasys, Inc.*.............       124        6,677
  Super Micro Computer, Inc.*..       349        5,954
  Synaptics, Inc.*.............       203        5,769
  Xyratex Ltd.*................       495        5,054
                                           -----------
TOTAL COMPUTERS & PERIPHERALS                  110,864
                                           -----------
  CONSTRUCTION & ENGINEERING 0.8%
  Argan, Inc.*.................       732        6,881
  Comfort Systems USA, Inc. ...     1,035       12,637
  Dycom Industries, Inc.*......       371        5,513
  EMCOR Group, Inc.*...........       203        6,287
  Furmanite Corp.*.............       844        7,073
  Granite Construction, Inc. ..       225        6,116
  Great Lakes Dredge & Dock
     Corp. ....................       844        6,288
  Insituform Technologies,
     Inc. -- Class A*..........       247        6,252
  Layne Christensen Co.*.......       191        5,684
  MasTec, Inc.*................       315        7,144
  Michael Baker Corp.*.........       225        5,544
  MYR Group, Inc.*.............       259        6,457
  Northwest Pipe Co.*..........       586       14,099
  Orion Marine Group, Inc.*....       574        5,929
  Primoris Services Corp. .....       653        7,692
  Sterling Construction Co,
     Inc.*.....................       383        5,741
  Tutor Perini Corp. ..........       270        7,198
                                           -----------
TOTAL CONSTRUCTION & ENGINEERING               122,535
                                           -----------
  CONSTRUCTION MATERIALS 0.3%
  Headwaters, Inc.*............     2,454       13,399
  Texas Industries, Inc. ......       315       13,284
  United States Lime &
     Minerals, Inc.*...........       348       14,393
                                           -----------
TOTAL CONSTRUCTION MATERIALS                    41,076
                                           -----------
  CONSUMER FINANCE 0.3%
  Advance America Cash Advance
     Centers, Inc. ............       766        4,504
  Cash America International,
     Inc. .....................        79        3,749
  CompuCredit Holdings Corp.*..       597        2,543
  Credit Acceptance Corp.*.....        56        4,531
  Dollar Financial Corp.*......       180        4,138
  EZCORP, Inc. -- Class A*.....       123        3,873
  First Cash Financial
     Services, Inc.*...........       101        3,963
  First Marblehead
     Corp.(The)*...............     1,688        3,629
  Imperial Holdings, Inc.*.....       372        3,698
  Nelnet, Inc. -- Class A......       180        4,145
  Netspend Holdings, Inc.*.....       382        4,435
  World Acceptance Corp.*......        57        3,873
                                           -----------
TOTAL CONSUMER FINANCE                          47,081
                                           -----------
  CONTAINERS & PACKAGING 0.7%
  AEP Industries, Inc.*........       495       15,013
  Boise, Inc. .................     1,564       15,358
  Graham Packaging Co., Inc.*..       811       18,653
  Graphic Packaging Holding
     Co.*......................     2,679       14,708
  Myers Industries, Inc. ......     1,486       15,856
  Rock-Tenn Co. -- Class A.....       213       14,712
  Silgan Holdings, Inc. .......       372       17,060
                                           -----------
TOTAL CONTAINERS & PACKAGING                   111,360
                                           -----------
  DISTRIBUTORS 0.1%
  Audiovox Corp. -- Class A*...       676        4,989
  Core-Mark Holding Co.,
     Inc.*.....................       168        5,630
                                           -----------
TOTAL DISTRIBUTORS                              10,619
                                           -----------
  DIVERSIFIED CONSUMER SERVICES 0.7%
  American Public Education,
     Inc.*.....................       135        5,704
  Bridgepoint Education,
     Inc.*.....................       315        5,528
  Cambium Learning Group,
     Inc.*.....................     1,621        5,576
  Capella Education Co.*.......       112        5,555
  Coinstar, Inc.*..............       113        6,100
  Corinthian Colleges, Inc.*...     1,182        5,260
  CPI Corp. ...................       248        4,457
  Grand Canyon Education,
     Inc.*.....................       371        5,365
  K12, Inc.*...................       168        6,614
  Learning Tree International,
     Inc. .....................       608        5,125
  Lincoln Educational Services
     Corp. ....................       337        5,628
  Mac-Gray Corp. ..............       394        6,674
  Matthews International
     Corp. -- Class A..........       146        5,860
  National American University
     Holdings, Inc. ...........       799        6,144
  Pre-Paid Legal Services,
     Inc.*.....................        79        5,210
  Regis Corp. .................       304        5,168
  Sotheby's....................       112        5,658
  Steiner Leisure Ltd.*........       113        5,485
  Stewart Enterprises,
     Inc. -- Class A...........       732        5,937
  Universal Technical
     Institute, Inc. ..........       293        5,295
                                           -----------
TOTAL DIVERSIFIED CONSUMER SERVICES            112,343
                                           -----------
  DIVERSIFIED FINANCIAL SERVICES 0.4%
  Asset Acceptance Capital
     Corp.*....................       709        4,027
  Asta Funding, Inc. ..........       450        3,649
  California First National
     Bancorp...................       258        3,919
  Compass Diversified
     Holdings..................       428        7,173
  Encore Capital Group, Inc.*..       147        4,401
  Gain Capital Holdings,
     Inc.*.....................       473        3,032
  Life Partners Holdings,
     Inc. .....................       495        3,470
  MarketAxess Holdings, Inc. ..       158        3,847
  Marlin Business Services
     Corp.*....................       529        6,449
  Medallion Financial Corp. ...       439        4,052


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  35




RYDEX RUSSELL 2000(R) EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2011
--------------------------------------------------------------------------------


                                                MARKET
                                   SHARES        VALUE
------------------------------------------------------
COMMON STOCKS (CONTINUED)

  NewStar Financial, Inc.*.....       360       $4,302
  PHH Corp.*...................       293        6,288
  Pico Holdings, Inc.*.........       134        4,304
  Portfolio Recovery
     Associates, Inc.*.........        45        4,062
  Primus Guaranty Ltd.*........       754        3,702
                                           -----------
TOTAL DIVERSIFIED FINANCIAL SERVICES            66,677
                                           -----------
  DIVERSIFIED TELECOMMUNICATION SERVICES 3.2%
  AboveNet, Inc. ..............        90        6,007
  Alaska Communications Systems
     Group, Inc. ..............     2,927       28,304
  Atlantic Tele-Network,
     Inc. .....................       878       32,249
  Cbeyond, Inc.*...............     2,678       34,171
  Cincinnati Bell, Inc.*.......    12,314       36,819
  Cogent Communications Group,
     Inc.*.....................     2,274       32,996
  Consolidated Communications
     Holdings, Inc. ...........     1,722       31,668
  General Communication,
     Inc. -- Class A*..........     2,949       33,913
  Global Crossing Ltd.*........     2,296       53,680
  IDT Corp. -- Class B.........     1,238       35,890
  Iridium Communications,
     Inc.*.....................     3,579       28,024
  Neutral Tandem, Inc.*........     2,206       33,730
  PAETEC Holding Corp.*........     9,803       35,291
  Premiere Global Services,
     Inc.*.....................     4,378       34,630
  Vonage Holdings Corp.*.......     7,541       38,911
                                           -----------
TOTAL DIVERSIFIED TELECOMMUNICATION
  SERVICES                                     496,283
                                           -----------
  ELECTRIC UTILITIES 2.6%
  Allete, Inc. ................       833       33,728
  Central Vermont Public
     Service Corp. ............     1,363       31,908
  Cleco Corp. .................       945       33,169
  El Paso Electric Co.*........     1,058       32,777
  Empire District Electric
     Co.(The)..................     1,485       33,323
  IDACORP, Inc. ...............       855       33,525
  MGE Energy, Inc. ............       788       33,104
  PNM Resources, Inc. .........     2,161       33,128
  Portland General Electric
     Co. ......................     1,351       33,721
  UIL Holdings Corp. ..........     1,069       34,016
  Unisource Energy Corp. ......       889       33,009
  Unitil Corp. ................     1,351       34,126
                                           -----------
TOTAL ELECTRIC UTILITIES                       399,534
                                           -----------
  ELECTRICAL EQUIPMENT 1.9%
  A123 Systems, Inc.*..........       799        4,826
  Acuity Brands, Inc. .........       248       14,582
  Advanced Battery
     Technologies, Inc.*.......     1,744        3,000
  American Superconductor
     Corp.*....................       270        3,200
  AO Smith Corp. ..............       146        6,420
  AZZ, Inc. ...................       136        5,954
  Belden, Inc. ................       383       14,565
  Brady Corp. -- Class A.......       180        6,788
  Broadwind Energy, Inc.*......     4,817        7,948
  Capstone Turbine Corp.*......     8,813       17,185
  Coleman Cable, Inc.*.........       732        7,335
  Encore Wire Corp. ...........       585       16,327
  Ener1, Inc.*.................     2,093        5,295
  Energy Conversion Devices,
     Inc.*.....................     7,214       14,428
  EnerSys*.....................       169        6,403
  Franklin Electric Co.,
     Inc. .....................       146        6,586
  FuelCell Energy, Inc.*.......     7,991       13,665
  Generac Holdings, Inc.*......       327        6,808
  GrafTech International,
     Ltd.*.....................       304        7,053
  GT Solar International,
     Inc.*.....................     1,452       16,219
  II-VI, Inc.*.................       112        6,479
  LaBarge, Inc.*...............       326        6,240
  LSI Industries, Inc. ........     1,936       16,049
  Microvision, Inc.*...........     4,153        6,479
  Polypore International,
     Inc.*.....................       247       15,257
  Powell Industries, Inc.*.....       158        6,244
  PowerSecure International,
     Inc.*.....................     2,150       16,877
  Preformed Line Products
     Co. ......................        91        6,538
  Satcon Technology Corp.*.....     1,744        5,581
  UQM Technologies, Inc.*......     2,138        5,965
  Vicor Corp. .................       394        6,584
  Woodward, Inc. ..............       191        7,077
                                           -----------
TOTAL ELECTRICAL EQUIPMENT                     289,957
                                           -----------
  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 2.0%
  Agilysys, Inc.*..............       990        5,168
  Anixter International,
     Inc. .....................        79        5,936
  Benchmark Electronics,
     Inc.*.....................       304        5,138
  Brightpoint, Inc.*...........       518        5,242
  Checkpoint Systems, Inc.*....       258        5,433
  Cognex Corp. ................       202        6,319
  Coherent, Inc.*..............        91        5,688
  Comverge, Inc.*..............     3,625       13,993
  CTS Corp. ...................       529        5,814
  Daktronics, Inc. ............       507        5,440
  DDi Corp. ...................       563        5,410
  DTS, Inc.*...................       124        5,463
  Echelon Corp.*...............       585        5,563
  Electro Rent Corp. ..........       394        6,206
  Electro Scientific
     Industries, Inc.*.........       326        5,363
  Fabrinet*....................       292        6,731
  FARO Technologies, Inc.*.....       169        7,296
  Gerber Scientific, Inc.*.....       720        6,883
  Insight Enterprises, Inc.*...       315        5,405
  IPG Photonics Corp.*.........        90        6,251
  L-1 Identity Solutions,
     Inc.*.....................       529        6,205
  Littelfuse, Inc. ............       112        6,968
  Maxwell Technologies, Inc.*..       371        6,615
  Measurement Specialties,
     Inc.*.....................       191        6,643
  Mercury Computer Systems,
     Inc.*.....................       271        5,233
  Methode Electronics, Inc. ...       461        5,698
  MTS Systems Corp. ...........       136        6,021
  Multi-Fineline Electronix,
     Inc.*.....................       213        5,672
  NeoPhotonics Corp.*..........       596        6,461
  Newport Corp.*...............       326        6,106
  OSI Systems, Inc.*...........       169        6,488
  Park Electrochemical Corp. ..       180        5,755
  PC Connection, Inc.*.........       653        5,799
  Plexus Corp.*................       169        6,167
  Power-One, Inc.*.............       721        5,955
  Pulse Electronics Corp. .....       901        5,388
  Radisys Corp.*...............       653        5,753
  Richardson Electronics,
     Ltd. .....................       417        5,621
  Rofin-Sinar Technologies,
     Inc.*.....................       146        6,323
  Rogers Corp.*................       124        5,148
  Sanmina-SCI Corp.*...........       518        6,071
  Scansource, Inc.*............       147        5,258
  Smart Modular Technologies
     (WWH), Inc.*..............       732        6,690
  Spectrum Control, Inc.*......       281        5,589
  SYNNEX Corp.*................       169        5,667
  Tessco Technologies, Inc. ...       472        5,565
  TTM Technologies, Inc.*......       316        6,042
  Universal Display Corp.*.....       102        5,604
  Viasystems Group, Inc.*......       202        5,274


See Notes to Financial Statements.

36



RYDEX RUSSELL 2000(R) EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2011
--------------------------------------------------------------------------------


                                                MARKET
                                   SHARES        VALUE
------------------------------------------------------
COMMON STOCKS (CONTINUED)

  X-Rite, Inc.*................     1,373       $6,741
  Zygo Corp.*..................       450        6,728
                                           -----------
TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS &
  COMPONENTS                                   309,990
                                           -----------
  ENERGY EQUIPMENT & SERVICES 3.2%
  Basic Energy Services,
     Inc.*.....................       664       20,411
  Bristow Group, Inc.*.........       135        6,264
  Cal Dive International,
     Inc.*.....................     2,420       19,021
  CARBO Ceramics, Inc. ........       123       19,796
  Complete Production Services,
     Inc.*.....................       529       17,954
  Dawson Geophysical Co.*......       382       17,037
  Dril-Quip, Inc.*.............       214       16,384
  Global Geophysical Services,
     Inc.*.....................     1,159       22,009
  Global Industries Ltd.*......     1,722       16,979
  Gulf Island Fabrication,
     Inc. .....................       518       18,306
  Gulfmark Offshore,
     Inc. -- Class A*..........       146        6,215
  Helix Energy Solutions Group,
     Inc.*.....................       968       18,324
  Hercules Offshore, Inc.*.....     2,813       17,652
  Hornbeck Offshore Services,
     Inc.*.....................       529       15,463
  ION Geophysical Corp.*.......     1,272       16,078
  Key Energy Services, Inc.*...     1,058       19,256
  Lufkin Industries, Inc. .....       180       16,619
  Matrix Service Co.*..........     1,193       17,251
  Natural Gas Services Group,
     Inc.*.....................       934       16,840
  Newpark Resources, Inc.*.....     2,116       19,108
  OYO Geospace Corp.*..........       169       15,764
  Parker Drilling Co.*.........     2,476       17,654
  PHI, Inc.*...................       292        6,535
  Pioneer Drilling Co.*........     1,261       19,546
  RPC, Inc. ...................       665       17,988
  Tesco Corp.*.................       777       14,615
  TETRA Technologies, Inc.*....     1,114       16,454
  Union Drilling, Inc.*........     1,655       22,442
  Vantage Drilling Co.*........     8,667       15,427
  Willbros Group, Inc.*........     1,531       16,458
                                           -----------
TOTAL ENERGY EQUIPMENT & SERVICES              499,850
                                           -----------
  FOOD & STAPLES RETAILING 3.1%
  Andersons, Inc.(The).........       765       37,982
  Casey's General Stores,
     Inc. .....................       923       36,025
  Fresh Market, Inc.(The)*.....       934       39,060
  Ingles Markets, Inc. -- Class
     A.........................     1,823       34,655
  Nash Finch Co. ..............       923       34,354
  Pantry, Inc.(The)*...........     2,397       37,105
  Pricesmart, Inc. ............       157        6,537
  Rite Aid Corp.*..............    33,676       37,380
  Ruddick Corp. ...............       923       38,323
  Spartan Stores, Inc. ........     2,419       37,761
  United Natural Foods, Inc.*..       788       33,640
  Village Super Market,
     Inc. -- Class A...........     1,216       32,881
  Weis Markets, Inc. ..........       878       36,235
  Winn-Dixie Stores, Inc.*.....     5,121       36,308
                                           -----------
TOTAL FOOD & STAPLES RETAILING                 478,246
                                           -----------
  FOOD PRODUCTS 4.4%
  B&G Foods, Inc. -- Class A...     1,823       32,960
  Cal-Maine Foods, Inc. .......     1,170       33,801
  Calavo Growers, Inc. ........     1,587       33,327
  Chiquita Brands
     International, Inc.*......     2,307       36,727
  Darling International,
     Inc.*.....................       428        6,921
  Diamond Foods, Inc. .........       641       42,050
  Dole Food Co., Inc.*.........     2,578       35,602
  Fresh Del Monte Produce,
     Inc. .....................     1,351       36,626
  Griffin Land & Nurseries,
     Inc. .....................       124        3,321
  Hain Celestial Group,
     Inc.(The)*................     1,080       36,731
  J&J Snack Foods Corp. .......       765       38,877
  Lancaster Colony Corp. ......       596       36,422
  Limoneira Co. ...............     1,485       32,685
  Pilgrim's Pride Corp.*.......     4,671       27,466
  Sanderson Farms, Inc. .......       732       34,843
  Seneca Foods Corp. -- Class
     A*........................     1,193       33,356
  Smart Balance, Inc.*.........     7,800       37,284
  Snyders-Lance, Inc. .........     1,755       34,661
  Synutra International,
     Inc.*.....................     3,051       31,730
  Tootsie Roll Industries,
     Inc. .....................     1,250       37,050
  TreeHouse Foods, Inc.*.......       641       38,889
                                           -----------
TOTAL FOOD PRODUCTS                            681,329
                                           -----------
  GAS UTILITIES 1.9%
  Chesapeake Utilities Corp. ..       776       33,205
  Laclede Group, Inc.(The).....       845       32,423
  New Jersey Resources Corp. ..       754       33,010
  Nicor, Inc. .................       596       33,036
  Northwest Natural Gas Co. ...       687       31,767
  Piedmont Natural Gas Co.,
     Inc. .....................     1,080       34,290
  South Jersey Industries,
     Inc. .....................       574       32,976
  Southwest Gas Corp. .........       832       33,089
  WGL Holdings, Inc. ..........       833       32,920
                                           -----------
TOTAL GAS UTILITIES                            296,716
                                           -----------
  HEALTH CARE EQUIPMENT & SUPPLIES 2.9%
  Abaxis, Inc.*................       192        5,578
  ABIOMED, Inc.*...............       383        6,657
  Accuray, Inc.*...............       630        5,601
  Align Technology, Inc.*......       270        6,518
  Alimera Sciences, Inc.*......       743        6,613
  Alphatec Holdings, Inc.*.....     2,172        6,907
  American Medical Systems
     Holdings, Inc.*...........       259        7,640
  Analogic Corp. ..............       101        5,825
  Angiodynamics, Inc.*.........       372        6,064
  Antares Pharma, Inc.*........     3,387        6,300
  Arthrocare Corp.*............       169        5,971
  Atrion Corp. ................        34        5,887
  Cantel Medical Corp. ........       225        5,834
  Cerus Corp.*.................     1,914        5,665
  Conceptus, Inc.*.............       416        6,419
  CONMED Corp.*................       214        6,009
  CryoLife, Inc.*..............     1,001        5,846
  Cutera, Inc.*................       675        5,967
  Cyberonics, Inc.*............       180        6,403
  Cynosure, Inc. -- Class A*...       427        6,290
  Delcath Systems, Inc.*.......       776        5,486
  DexCom, Inc.*................       382        6,360
  DynaVox, Inc. -- Class A*....     1,058        6,189
  Endologix, Inc.*.............       845        6,718
  Exactech, Inc.*..............       315        5,642
  Greatbatch, Inc.*............       214        5,793
  Haemonetics Corp.*...........        90        6,318
  Hansen Medical, Inc.*........     2,757        9,925
  HeartWare International,
     Inc.*.....................        67        4,999
  ICU Medical, Inc.*...........       135        6,090
  Immucor, Inc.*...............       293        6,396
  Insulet Corp.*...............       281        6,039
  Integra LifeSciences Holdings
     Corp.*....................       123        6,434
  Invacare Corp. ..............       181        5,955
  IRIS International, Inc.*....       619        5,819
  Kensey Nash Corp.*...........       225        5,564
  MAKO Surgical Corp.*.........       270        7,417


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  37




RYDEX RUSSELL 2000(R) EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2011
--------------------------------------------------------------------------------


                                                MARKET
                                   SHARES        VALUE
------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Masimo Corp. ................       169       $5,879
  Medical Action Industries,
     Inc.*.....................       665        5,785
  Mela Sciences, Inc.*.........     1,812        6,723
  Meridian Bioscience, Inc. ...       237        5,856
  Merit Medical Systems,
     Inc.*.....................       282        6,576
  Natus Medical, Inc.*.........       338        5,736
  Neogen Corp.*................       147        6,159
  NuVasive, Inc.*..............       225        6,950
  NxStage Medical, Inc.*.......       259        6,382
  OraSure Technologies, Inc.*..       732        6,449
  Orthofix International NV*...       180        6,133
  Orthovita, Inc.*.............     2,667        6,427
  Palomar Medical Technologies,
     Inc.*.....................       405        6,484
  Quidel Corp.*................       472        6,263
  Rochester Medical Corp.*.....       518        5,983
  RTI Biologics, Inc.*.........     2,070        6,003
  Sirona Dental Systems,
     Inc.*.....................       113        6,449
  Solta Medical, Inc.*.........     1,790        6,498
  SonoSite, Inc.*..............       169        5,864
  Spectranetics Corp.*.........     1,227        6,982
  Staar Surgical Co.*..........     1,047        5,811
  Stereotaxis, Inc.*...........     1,474        5,734
  STERIS Corp. ................       158        5,694
  SurModics, Inc.*.............       450        6,912
  Symmetry Medical, Inc.*......       586        5,831
  Syneron Medical Ltd.*........       450        5,647
  Synovis Life Technologies,
     Inc.*.....................       293        5,974
  TomoTherapy, Inc.*...........     1,238        5,670
  Unilife Corp.*...............       990        5,514
  Vascular Solutions, Inc.*....       507        6,479
  Volcano Corp.*...............       225        5,998
  West Pharmaceutical Services,
     Inc. .....................       124        5,858
  Wright Medical Group, Inc.*..       338        5,587
  Young Innovations, Inc. .....       181        5,615
  Zoll Medical Corp.*..........       135        7,652
                                           -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES         446,695
                                           -----------
  HEALTH CARE PROVIDERS & SERVICES 2.3%
  Accretive Health, Inc.*......       213        6,015
  Air Methods Corp.*...........        90        6,086
  Alliance Imaging, Inc.*......     1,272        5,622
  Allied Healthcare
     International, Inc.*......     2,296        5,993
  Almost Family, Inc.*.........       157        5,443
  Amedisys, Inc.*..............       168        5,598
  America Service Group,
     Inc. .....................       214        5,521
  American Dental Partners,
     Inc.*.....................       439        5,790
  AMERIGROUP Corp.*............        90        6,147
  AMN Healthcare Services,
     Inc.*.....................       687        5,929
  Amsurg Corp.*................       225        6,044
  Assisted Living Concepts,
     Inc. -- Class A*..........       146        5,265
  Bio-Reference Labs, Inc.*....       258        6,504
  BioScrip, Inc.*..............     1,283        5,915
  Capital Senior Living
     Corp.*....................       540        5,006
  CardioNet, Inc.*.............     1,182        5,390
  Catalyst Health Solutions,
     Inc.*.....................       101        6,016
  Centene Corp.*...............       180        6,521
  Chemed Corp. ................        90        6,267
  Chindex International,
     Inc.*.....................       338        5,810
  Continucare Corp.*...........     1,013        5,430
  CorVel Corp.*................       112        5,802
  Cross Country Healthcare,
     Inc.*.....................       720        5,342
  Emeritus Corp.*..............       214        5,245
  Ensign Group, Inc.(The)......       180        4,979
  ePocrates, Inc.*.............       248        5,803
  ExamWorks Group, Inc.*.......       248        5,506
  Five Star Quality Care,
     Inc.*.....................       709        5,941
  Gentiva Health Services,
     Inc.*.....................       202        5,656
  Hanger Orthopedic Group,
     Inc.*.....................       214        5,814
  Healthsouth Corp.*...........       225        5,767
  Healthspring, Inc.*..........       157        6,514
  Healthways, Inc.*............       371        6,277
  HMS Holdings Corp.*..........        68        5,352
  IPC The Hospitalist Co.,
     Inc.*.....................       135        7,001
  Kindred Healthcare, Inc.*....       247        6,229
  Landauer, Inc. ..............        90        5,415
  LCA-Vision, Inc.*............       833        5,614
  LHC Group, Inc.*.............       202        5,983
  Magellan Health Services,
     Inc.*.....................       123        6,398
  MedCath Corp.*...............       417        5,634
  Metropolitan Health Networks,
     Inc.*.....................     1,238        5,224
  Molina Healthcare, Inc.*.....       146        6,278
  MWI Veterinary Supply,
     Inc.*.....................        68        5,656
  National Healthcare Corp. ...       123        5,715
  National Research Corp. .....       169        6,018
  Owens & Minor, Inc. .........       180        6,201
  PDI, Inc.*...................       777        6,737
  PharMerica Corp.*............       529        6,962
  Providence Service
     Corp.(The)*...............       382        5,631
  PSS World Medical, Inc.*.....       213        6,126
  RehabCare Group, Inc.*.......       157        5,898
  Rural/Metro Corp.*...........       327        5,569
  Select Medical Holdings
     Corp.*....................       709        6,324
  Skilled Healthcare Group,
     Inc. -- Class A*..........       428        5,187
  Sun Healthcare Group, Inc.*..       405        4,775
  Sunrise Senior Living,
     Inc.*.....................       484        5,024
  Team Health Holdings, Inc.*..       316        6,282
  Triple-S Management
     Corp. -- Class B*.........       281        5,884
  Universal American Corp. ....       248        5,729
  US Physical Therapy, Inc. ...       248        6,039
  WellCare Health Plans,
     Inc.*.....................       136        5,958
                                           -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES         361,801
                                           -----------
  HEALTH CARE TECHNOLOGY 0.4%
  athenahealth, Inc.*..........       124        5,732
  Computer Programs & Systems,
     Inc. .....................        90        5,291
  MedAssets, Inc.*.............       372        5,959
  Medidata Solutions, Inc.*....       225        5,776
  Merge Healthcare, Inc.*......     1,340        6,606
  Omnicell, Inc.*..............       383        5,891
  Quality Systems, Inc. .......        68        6,101
  Transcend Services, Inc.*....       236        5,695
  Vital Images, Inc.*..........       417        7,773
                                           -----------
TOTAL HEALTH CARE TECHNOLOGY                    54,824
                                           -----------
  HOTELS, RESTAURANTS & LEISURE 2.0%
  AFC Enterprises, Inc.*.......       361        5,437
  Ambassadors Group, Inc. .....       507        5,110
  Ameristar Casinos, Inc. .....       326        6,504
  Biglari Holdings, Inc.*......        11        4,810
  BJ's Restaurants, Inc.*......       146        6,855
  Bluegreen Corp.*.............     1,317        5,123
  Bob Evans Farms, Inc. .......       169        5,300
  Boyd Gaming Corp.*...........       586        5,239
  Bravo Brio Restaurant Group,
     Inc.*.....................       326        6,729
  Buffalo Wild Wings, Inc.*....       101        6,171
  California Pizza Kitchen,
     Inc.*.....................       327        5,232
  Caribou Coffee Co., Inc.*....       574        5,407
  Carrols Restaurant Group,
     Inc.*.....................       574        5,602


See Notes to Financial Statements.

38



RYDEX RUSSELL 2000(R) EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2011
--------------------------------------------------------------------------------


                                                MARKET
                                   SHARES        VALUE
------------------------------------------------------
COMMON STOCKS (CONTINUED)

  CEC Entertainment, Inc. .....       146       $5,523
  Cheesecake Factory,
     Inc.(The)*................       191        5,619
  Churchill Downs, Inc. .......       135        5,631
  Cracker Barrel Old Country
     Store, Inc. ..............       112        5,738
  Denny's Corp.*...............     1,317        5,386
  DineEquity, Inc.*............       101        5,047
  Domino's Pizza, Inc.*........       303        5,627
  Einstein Noah Restaurant
     Group, Inc. ..............       337        5,446
  Gaylord Entertainment Co.*...       157        5,632
  Interval Leisure Group,
     Inc.*.....................       338        5,432
  Isle of Capri Casinos,
     Inc.*.....................       585        5,581
  Jack in the Box, Inc.*.......       237        4,894
  Jamba, Inc.*.................     2,476        6,140
  Krispy Kreme Doughnuts,
     Inc.*.....................       821        4,606
  Life Time Fitness, Inc.*.....       147        5,751
  Marcus Corp. ................       518        5,745
  McCormick & Schmick's Seafood
     Restaurants, Inc.*........       720        6,574
  Monarch Casino & Resort,
     Inc.*.....................       529        6,062
  Morgans Hotel Group Co.*.....       573        4,956
  Multimedia Games, Inc.*......       946        5,553
  O'Charleys, Inc.*............       912        5,964
  Orient-Express Hotels
     Ltd. -- Class A*..........       439        5,386
  P.F. Chang's China Bistro,
     Inc. .....................       123        4,932
  Papa John's International,
     Inc.*.....................       180        5,411
  Peet's Coffee & Tea, Inc.*...       731       33,977
  Pinnacle Entertainment,
     Inc.*.....................       416        5,774
  Red Lion Hotels Corp.*.......       686        6,002
  Red Robin Gourmet Burgers,
     Inc.*.....................       203        5,520
  Ruby Tuesday, Inc.*..........       439        4,614
  Ruth's Hospitality Group
     Inc*......................     1,081        5,308
  Scientific Games
     Corp. -- Class A*.........       642        6,754
  Shuffle Master, Inc.*........       518        5,662
  Sonic Corp.*.................       597        6,698
  Speedway Motorsports, Inc. ..       349        5,437
  Summit Hotel Properties,
     Inc.*.....................       383        4,339
  Texas Roadhouse, Inc. .......       327        5,320
  Vail Resorts, Inc.*..........       113        5,536
                                           -----------
TOTAL HOTELS, RESTAURANTS & LEISURE            307,096
                                           -----------
  HOUSEHOLD DURABLES 0.8%
  American Greetings
     Corp. -- Class A..........       236        5,806
  Beazer Homes USA, Inc.*......     1,159        5,401
  Blyth, Inc. .................       169        7,967
  Cavco Industries, Inc.*......       123        5,717
  CSS Industries, Inc. ........       293        5,649
  Ethan Allen Interiors,
     Inc. .....................       248        5,974
  Furniture Brands
     International, Inc.*......     1,238        5,992
  Helen of Troy, Ltd.*.........       192        5,975
  Hooker Furniture Corp. ......       461        5,735
  Hovnanian Enterprises,
     Inc. -- Class A*..........     1,497        4,805
  iRobot Corp.*................       169        5,986
  Kid Brands, Inc.*............       754        5,512
  La-Z-Boy, Inc.*..............       597        7,021
  Libbey, Inc.*................       337        5,746
  Lifetime Brands, Inc. .......       405        6,447
  M/I Homes, Inc.*.............       360        4,784
  Meritage Homes Corp.*........       225        5,380
  Ryland Group, Inc. ..........       326        5,643
  Sealy Corp.*.................     1,970        5,201
  Skyline Corp. ...............       270        5,295
  Standard Pacific Corp.*......     1,418        5,473
  Universal Electronics,
     Inc.*.....................       191        5,289
                                           -----------
TOTAL HOUSEHOLD DURABLES                       126,798
                                           -----------
  HOUSEHOLD PRODUCTS 0.6%
  Central Garden & Pet
     Co. -- Class A*...........       597        5,982
  Oil-Dri Corp. of America.....       676       14,933
  Spectrum Brands Holdings,
     Inc.*.....................     1,339       43,517
  WD-40 Co. ...................       833       34,570
                                           -----------
TOTAL HOUSEHOLD PRODUCTS                        99,002
                                           -----------
  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.2%
  Dynegy, Inc.*................     5,504       34,895
                                           -----------
TOTAL INDEPENDENT POWER PRODUCERS &
  ENERGY TRADERS                                34,895
                                           -----------
  INDUSTRIAL CONGLOMERATES 0.6%
  Otter Tail Corp. ............     1,418       33,153
  Raven Industries, Inc. ......       102        5,545
  Seaboard Corp. ..............        12       28,644
  Standex International
     Corp. ....................       169        6,179
  Tredegar Corp. ..............       676       14,791
  United Capital Corp.*........       134        3,651
                                           -----------
TOTAL INDUSTRIAL CONGLOMERATES                  91,963
                                           -----------
  INSURANCE 1.3%
  Alterra Capital Holdings
     Ltd. .....................       169        3,715
  American Equity Investment
     Life Holding Co. .........       293        3,768
  American Safety Insurance
     Holdings Ltd.*............       180        3,665
  AMERISAFE, Inc.*.............       169        3,774
  Amtrust Financial Services,
     Inc. .....................       203        3,918
  Argo Group International
     Holdings Ltd. ............       113        3,549
  Baldwin & Lyons,
     Inc. -- Class B...........       169        3,902
  Citizens, Inc.*..............       518        3,859
  CNA Surety Corp.*............       147        3,894
  CNO Financial Group, Inc.*...       529        4,264
  Crawford & Co. -- Class B....       822        3,822
  Delphi Financial Group,
     Inc. -- Class A...........       124        3,962
  Donegal Group, Inc. -- Class
     A.........................       292        3,983
  eHealth, Inc.*...............       293        3,985
  EMC Insurance Group, Inc. ...       157        3,424
  Employers Holdings, Inc. ....       181        3,649
  Enstar Group Ltd.*...........        34        3,813
  FBL Financial Group,
     Inc. -- Class A...........       124        3,782
  First American Financial
     Corp. ....................       225        3,510
  Flagstone Reinsurance
     Holdings SA...............       439        3,692
  Fortegra Financial Corp.*....       316        3,460
  FPIC Insurance Group, Inc.*..       101        3,729
  Gerova Financial Group
     Ltd.*.....................       120          630
  Global Indemnity PLC*........       180        4,597
  Greenlight Capital Re,
     Ltd. -- Class A*..........       135        3,800
  Hallmark Financial
     Services*.................       462        3,950
  Harleysville Group, Inc. ....       113        3,625
  Hilltop Holdings, Inc.*......       372        3,608
  Horace Mann Educators
     Corp. ....................       226        4,041
  Infinity Property & Casualty
     Corp. ....................        67        3,960
  Kansas City Life Insurance
     Co. ......................       123        3,940
  Maiden Holdings Ltd. ........       506        3,770
  Meadowbrook Insurance Group,
     Inc. .....................       372        3,809
  Montpelier Re Holdings
     Ltd. .....................       225        4,070
  National Financial Partners
     Corp.*....................       259        4,167
  National Interstate Corp. ...       191        4,295
  National Western Life
     Insurance Co. -- Class A..        23        3,705
  Navigators Group,
     Inc.(The)*................        78        4,043
  Phoenix Cos., Inc.*..........     1,508        4,056
  Platinum Underwriters
     Holdings Ltd. ............       101        3,819
  Presidential Life Corp. .....       416        4,634
  Primerica, Inc. .............       147        3,399
  ProAssurance Corp.*..........        57        3,785


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  39




RYDEX RUSSELL 2000(R) EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2011
--------------------------------------------------------------------------------


                                                MARKET
                                   SHARES        VALUE
------------------------------------------------------
COMMON STOCKS (CONTINUED)

  RLI Corp. ...................        67       $3,969
  Safety Insurance Group,
     Inc. .....................        79        3,699
  SeaBright Holdings, Inc. ....       372        3,802
  Selective Insurance Group,
     Inc. .....................       225        3,969
  State Auto Financial Corp. ..       214        3,634
  Stewart Information Services
     Corp. ....................       371        3,762
  Tower Group, Inc. ...........       158        3,613
  United Fire & Casualty Co. ..       202        4,000
  Universal Insurance Holdings,
     Inc. .....................       698        3,776
                                           -----------
TOTAL INSURANCE                                197,046
                                           -----------
  INTERNET & CATALOG RETAIL 0.8%
  1-800-FLOWERS.COM,
     Inc. -- Class A*..........     1,688        5,655
  Blue Nile, Inc.*.............       101        5,757
  drugstore.com, Inc.*.........     9,095       34,379
  Gaiam, Inc. -- Class A.......       844        5,022
  HSN, Inc.*...................       169        5,607
  NutriSystem, Inc. ...........       394        5,926
  Orbitz Worldwide, Inc.*......     1,509        4,829
  Overstock.com, Inc.*.........       348        4,837
  PetMed Express, Inc. ........     2,263       34,149
  Shutterfly, Inc.*............       112        6,895
  US Auto Parts Network,
     Inc.*.....................       653        5,067
  Vitacost.com, Inc.*..........       830          415
                                           -----------
TOTAL INTERNET & CATALOG RETAIL                118,538
                                           -----------
  INTERNET SOFTWARE & SERVICES 2.0%
  Ancestry.com, Inc.*..........       157        7,175
  Archipelago Learning, Inc.*..       664        5,823
  comScore, Inc.*..............       191        5,694
  Constant Contact, Inc.*......       158        4,378
  DealerTrack Holdings, Inc.*..       259        5,817
  Demand Media, Inc.*..........       270        4,474
  Dice Holdings, Inc.*.........       416        7,625
  Digital River, Inc.*.........       147        4,783
  EarthLink, Inc. .............       709        5,828
  Envestnet, Inc.*.............       427        5,658
  GSI Commerce, Inc.*..........       181        5,298
  InfoSpace, Inc.*.............       641        5,769
  Internap Network Services
     Corp.*....................       855        6,917
  Internet Capital Group,
     Inc.*.....................       406        5,639
  IntraLinks Holdings, Inc.*...       203        6,447
  j2 Global Communications,
     Inc.*.....................     1,081       31,846
  Keynote Systems, Inc. .......       304        6,487
  KIT Digital, Inc.*...........       473        5,444
  Knot, Inc.(The)*.............       495        5,054
  Limelight Networks, Inc.*....       799        5,090
  Liquidity Services, Inc.*....       372        7,235
  LivePerson, Inc.*............       462        6,172
  Local.com Corp.*.............     1,531        7,441
  LogMeIn, Inc.*...............       135        5,815
  LoopNet, Inc.*...............       439        8,157
  Marchex, Inc. -- Class B.....       731        5,161
  Mediamind Technologies,
     Inc.*.....................       405        5,621
  ModusLink Global Solutions,
     Inc. .....................     1,047        5,486
  Move, Inc.*..................     2,285        5,461
  NIC, Inc. ...................       461        5,926
  OpenTable, Inc.*.............        56        6,232
  Openwave Systems, Inc.*......     2,521        5,294
  Perficient, Inc.*............       485        6,058
  QuinStreet, Inc.*............       237        4,285
  Rackspace Hosting, Inc.*.....       146        6,744
  RealNetworks, Inc.*..........     1,406        5,202
  RightNow Technologies,
     Inc.*.....................       169        6,115
  Saba Software, Inc.*.........       619        6,283
  SAVVIS, Inc.*................       157        6,180
  SPS Commerce, Inc.*..........       383        6,285
  Stamps.com, Inc. ............       427        5,773
  support.com, Inc.*...........     1,046        5,994
  TechTarget, Inc.*............       687        5,936
  Travelzoo, Inc.*.............        79        6,470
  United Online, Inc. .........       877        5,788
  ValueClick, Inc.*............       372        6,231
  Vocus, Inc.*.................       225        6,667
  Zix Corp.*...................     1,598        5,273
                                           -----------
TOTAL INTERNET SOFTWARE & SERVICES             310,531
                                           -----------
  IT SERVICES 1.2%
  Acxiom Corp.*................       316        4,601
  CACI International,
     Inc. -- Class A*..........        90        5,500
  Cardtronics, Inc.*...........       191        4,059
  Cass Information Systems,
     Inc. .....................       101        4,032
  Ciber, Inc.*.................       856        4,896
  Computer Task Group, Inc.*...       438        6,504
  CSG Systems International,
     Inc.*.....................       282        5,990
  Echo Global Logistics,
     Inc.*.....................       506        7,038
  Euronet Worldwide, Inc.*.....       202        3,787
  ExlService Holdings, Inc.*...       316        6,548
  Forrester Research, Inc. ....       168        6,638
  Global Cash Access Holdings,
     Inc.*.....................     1,171        3,864
  Hackett Group, Inc.(The)*....     1,678        7,282
  Heartland Payment Systems,
     Inc. .....................       224        4,471
  iGate Corp. .................       304        5,156
  Integral Systems, Inc.*......       462        5,770
  Jack Henry & Associates,
     Inc. .....................       113        3,839
  Lionbridge Technologies,
     Inc.*.....................     1,734        5,844
  Mantech International
     Corp. -- Class A*.........       135        5,925
  MAXIMUS, Inc. ...............        79        6,319
  MoneyGram International,
     Inc.*.....................     1,182        4,681
  NCI, Inc. -- Class A*........       236        5,808
  Online Resources Corp.*......     1,036        3,958
  Sapient Corp.*...............       496        6,262
  SRA International,
     Inc. -- Class A*..........       192        5,950
  Syntel, Inc. ................       102        5,577
  TeleTech Holdings, Inc.*.....       337        6,696
  Tier Technologies, Inc.*.....     1,024        5,724
  TNS, Inc.*...................       371        6,096
  Unisys Corp.*................       180        5,342
  VeriFone Systems, Inc.*......       101        5,537
  Virtusa Corp.*...............       304        5,673
  Wright Express Corp.*........        78        4,394
                                           -----------
TOTAL IT SERVICES                              179,761
                                           -----------
  LEISURE EQUIPMENT & PRODUCTS 0.5%
  Arctic Cat, Inc.*............       372        6,246
  Brunswick Corp. .............       214        5,001
  Callaway Golf Co. ...........       788        5,579
  Eastman Kodak Co.*...........     1,509        4,195
  Jakks Pacific, Inc.*.........       293        6,165
  Johnson Outdoors,
     Inc. -- Class A*..........       348        5,773
  Leapfrog Enterprises, Inc.*..     1,260        5,380
  Marine Products Corp.*.......       720        5,335
  Polaris Industries, Inc. ....        67        7,064
  Pool Corp. ..................       225        6,808
  Smith & Wesson Holding
     Corp.*....................     1,542        5,567
  Steinway Musical Instruments,
     Inc.*.....................       248        6,200


See Notes to Financial Statements.

40



RYDEX RUSSELL 2000(R) EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2011
--------------------------------------------------------------------------------


                                                MARKET
                                   SHARES        VALUE
------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Sturm Ruger & Co., Inc. .....       247       $5,874
  Summer Infant, Inc.*.........       721        6,374
                                           -----------
TOTAL LEISURE EQUIPMENT & PRODUCTS              81,561
                                           -----------
  LIFE SCIENCES TOOLS & SERVICES 0.7%
  Accelrys, Inc.*..............       742        5,617
  Affymetrix, Inc.*............     1,148        6,199
  Albany Molecular Research,
     Inc.*.....................     1,373        6,714
  BG Medicine, Inc.*...........       686        5,227
  Bruker Corp.*................       282        5,567
  Caliper Life Sciences,
     Inc.*.....................       833        5,573
  Cambrex Corp.*...............     1,114        5,860
  Complete Genomics, Inc.*.....       653       10,761
  Dionex Corp.*................        45        5,326
  Enzo Biochem, Inc.*..........     1,407        5,614
  eResearchTechnology, Inc.*...       822        5,228
  Fluidigm Corp.*..............       360        5,958
  Furiex Pharmaceuticals,
     Inc.*.....................       338        5,012
  Kendle International, Inc.*..       541        5,437
  Luminex Corp.*...............       304        5,894
  Pacific Biosciences of
     California, Inc.*.........       428        5,239
  PAREXEL International
     Corp.*....................       225        6,246
  PURE Bioscience, Inc.*.......     3,512        4,601
  Sequenom, Inc.*..............       923        6,507
                                           -----------
TOTAL LIFE SCIENCES TOOLS & SERVICES           112,580
                                           -----------
  MACHINERY 2.8%
  3D Systems Corp.*............       124        5,173
  Actuant Corp. -- Class A.....       225        6,246
  Alamo Group, Inc. ...........       225        6,437
  Albany International
     Corp. -- Class A..........       259        6,555
  Altra Holdings, Inc.*........       281        7,135
  American Railcar Industries,
     Inc.*.....................       259        7,337
  Ampco-Pittsburgh Corp. ......       529       14,214
  Astec Industries, Inc.*......       180        6,980
  Badger Meter, Inc. ..........       158        5,990
  Barnes Group, Inc. ..........       303        7,496
  Blount International, Inc.*..       416        6,906
  Briggs & Stratton Corp. .....       304        7,171
  Cascade Corp. ...............       136        6,229
  Chart Industries, Inc.*......       123        5,979
  CIRCOR International, Inc. ..       146        6,633
  CLARCOR, Inc. ...............       316       14,280
  Colfax Corp.*................       281        6,140
  Columbus McKinnon Corp.*.....       361        7,220
  Commercial Vehicle Group,
     Inc.*.....................       360        6,214
  Douglas Dynamics, Inc. ......       450        6,970
  Dynamic Materials Corp. .....       562       14,623
  Energy Recovery, Inc.*.......     1,936        5,982
  EnPro Industries, Inc.*......       169        6,773
  ESCO Technologies, Inc. .....       169        6,199
  Federal Signal Corp. ........       980        6,615
  Flow International Corp.*....     1,441        6,211
  Force Protection, Inc.*......     1,272        5,711
  FreightCar America, Inc.*....       202        6,056
  Gorman-Rupp Co.(The).........       168        6,796
  Graham Corp. ................       281        6,429
  Greenbrier Cos., Inc.*.......       214        5,793
  John Bean Technologies
     Corp. ....................       337        6,811
  Kadant, Inc.*................       248        7,651
  Kaydon Corp. ................       361       13,971
  LB Foster Co. -- Class A.....       337       14,343
  Lindsay Corp. ...............        79        5,792
  Lydall, Inc.*................       743        7,244
  Meritor, Inc.*...............       281        4,836
  Met-Pro Corp. ...............       529        6,290
  Middleby Corp.*..............        68        6,098
  Miller Industries, Inc. .....       394        6,233
  Mueller Industries, Inc. ....       394       15,413
  Mueller Water Products,
     Inc. -- Class A...........     3,253       14,313
  NACCO Industries,
     Inc. -- Class A...........        57        5,998
  Nordson Corp. ...............       112        6,381
  PMFG, Inc.*..................       326        7,472
  RBC Bearings, Inc.*..........       382       14,997
  Robbins & Myers, Inc. .......       135        5,868
  Sauer-Danfoss, Inc.*.........       124        7,317
  Sun Hydraulics Corp. ........       157        7,299
  Tecumseh Products
     Co. -- Class A*...........       619        6,339
  Tennant Co. .................       157        6,440
  Titan International, Inc. ...       248        7,661
  Trimas Corp.*................       293        6,801
  Twin Disc, Inc. .............       203        6,916
  Wabash National Corp.*.......       552        6,089
  Watts Water Technologies,
     Inc. -- Class A...........       168        6,502
  Xerium Technologies, Inc.*...       270        6,226
                                           -----------
TOTAL MACHINERY                                441,794
                                           -----------
  MARINE 0.3%
  Baltic Trading Ltd. .........       698        5,591
  Eagle Bulk Shipping, Inc.*...     1,609        5,519
  Excel Maritime Carriers
     Ltd.*.....................     1,452        5,823
  Genco Shipping & Trading
     Ltd.*.....................       563        4,724
  Horizon Lines, Inc. -- Class
     A.........................     2,026        3,586
  International Shipholding
     Corp. ....................       258        6,189
  Ultrapetrol Bahamas Ltd.*....     1,261        6,872
                                           -----------
TOTAL MARINE                                    38,304
                                           -----------
  MEDIA 1.5%
  AH Belo Corp. -- ClassA*.....       652        5,425
  Arbitron, Inc. ..............       146        5,647
  Ascent Media Corp. -- Series
     A*........................       112        5,379
  Ballantyne Strong, Inc.*.....       889        6,001
  Belo Corp. -- Class A*.......       630        5,323
  Carmike Cinemas, Inc.*.......       754        5,474
  Cinemark Holdings, Inc. .....       281        5,713
  CKX, Inc.*...................     1,748        7,988
  Crown Media Holdings,
     Inc. -- Class A*..........     2,274        4,980
  Cumulus Media, Inc. -- Class
     A*........................     1,227        5,706
  Dex One Corp.*...............     1,024        4,301
  E.W. Scripps Co.(The)*.......       562        5,339
  Entercom Communications
     Corp. -- Class A*.........       518        5,475
  Entravision Communications
     Corp. -- Class A*.........     2,218        5,234
  Fisher Communications,
     Inc.*.....................       180        5,445
  Global Sources Ltd.*.........       574        7,026
  Gray Television, Inc.*.......     2,566        7,159
  Harte-Hanks, Inc. ...........       451        4,190
  Journal Communications,
     Inc. -- Class A*..........       945        5,150
  Knology, Inc.*...............       427        6,512
  Lee Enterprises, Inc.*.......     2,026        2,897
  LIN TV Corp. -- Class A*.....       923        4,938
  Lions Gate Entertainment
     Corp.*....................       889        5,636
  Live Nation Entertainment,
     Inc.*.....................       541        6,000
  LodgeNet Interactive Corp.*..     1,508        5,293
  Martha Stewart Living
     Omnimedia -- Class A*.....     1,441        5,375
  McClatchy Co.(The) -- Class
     A*........................     1,519        4,344


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  41




RYDEX RUSSELL 2000(R) EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2011
--------------------------------------------------------------------------------


                                                MARKET
                                   SHARES        VALUE
------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Media General, Inc. -- Class
     A*........................       833       $4,490
  National CineMedia, Inc. ....       315        5,494
  Nexstar Broadcasting Group,
     Inc. -- Class A*..........       675        5,629
  Outdoor Channel Holdings,
     Inc.*.....................       743        5,312
  PRIMEDIA, Inc. ..............     1,125        5,512
  Radio One, Inc. -- Class D*..     2,836        8,253
  ReachLocal, Inc.*............       270        6,275
  Rentrak Corp.*...............       203        4,657
  Scholastic Corp. ............       203        5,335
  Sinclair Broadcast Group,
     Inc. -- Class A...........       450        5,171
  SuperMedia, Inc.*............       755        3,881
  Valassis Communications,
     Inc.*.....................       191        5,507
  Warner Music Group Corp.*....       934        6,977
  Westwood One, Inc.*..........       788        5,492
  World Wrestling
     Entertainment,
     Inc. -- Class A...........       427        4,488
                                           -----------
TOTAL MEDIA                                    230,423
                                           -----------
  METALS & MINING 2.3%
  Allied Nevada Gold Corp.*....       416       17,913
  AM Castle & Co.*.............       338        6,381
  AMCOL International Corp. ...       406       15,111
  Century Aluminum Co.*........       776       15,505
  Coeur d'Alene Mines Corp.*...       416       13,191
  General Moly, Inc.*..........     2,723       13,942
  Globe Specialty Metals,
     Inc. .....................       630       14,181
  Golden Star Resources Ltd.*..     4,749       15,434
  Haynes International, Inc. ..       270       14,591
  Hecla Mining Co.*............     1,587       14,934
  Horsehead Holding Corp.*.....       856       13,499
  Jaguar Mining, Inc.*.........     2,690       15,037
  Kaiser Aluminum Corp. .......       282       14,131
  Materion Corp.*..............       338       14,115
  Metals USA Holdings Corp.*...       877       14,909
  Molycorp, Inc.*..............       248       18,178
  Noranda Aluminum Holding
     Corp.*....................       924       15,699
  Olympic Steel, Inc. .........       450       13,217
  RTI International Metals,
     Inc.*.....................       462       14,756
  Stillwater Mining Co.*.......       642       14,644
  Thompson Creek Metals Co,
     Inc.*.....................     1,115       13,748
  Universal Stainless &
     Alloy*....................       438       15,878
  US Energy Corp. Wyoming*.....     2,262       12,939
  US Gold Corp.*...............     1,688       15,867
  Worthington Industries,
     Inc. .....................       709       15,293
                                           -----------
TOTAL METALS & MINING                          363,093
                                           -----------
  MULTI-UTILITIES 0.9%
  Avista Corp. ................     1,385       33,725
  Black Hills Corp. ...........       968       33,638
  CH Energy Group, Inc. .......       642       34,424
  NorthWestern Corp. ..........     1,081       35,186
                                           -----------
TOTAL MULTI-UTILITIES                          136,973
                                           -----------
  MULTILINE RETAIL 0.3%
  99 Cents Only Stores*........       281        5,665
  Bon-Ton Stores, Inc.(The)....       350        4,858
  Dillard's, Inc. -- Class A...       136        6,531
  Fred's, Inc. -- Class A......       416        5,807
  Gordmans Stores, Inc.*.......       327        6,144
  Retail Ventures, Inc.*.......       326        6,693
  Saks, Inc.*..................       484        5,789
  Tuesday Morning Corp.*.......     1,137        5,685
                                           -----------
TOTAL MULTILINE RETAIL                          47,172
                                           -----------
  OIL, GAS & CONSUMABLE FUELS 7.3%
  Abraxas Petroleum Corp.*.....     3,241       16,464
  Amyris, Inc.*................       597       15,779
  Apco Oil and Gas
     International, Inc. ......       202       18,261
  Approach Resources, Inc.*....       540       15,898
  ATP Oil & Gas Corp.*.........       867       15,415
  Berry Petroleum Co. -- Class
     A.........................       337       17,905
  Bill Barrett Corp.*..........       427       17,819
  BPZ Resources, Inc.*.........     3,096       14,737
  Brigham Exploration Co.*.....       450       15,089
  Callon Petroleum Co.*........     2,173       14,885
  Carrizo Oil & Gas, Inc.*.....       461       18,366
  Cheniere Energy, Inc.*.......     1,800       16,344
  Clayton Williams Energy,
     Inc.*.....................       158       14,310
  Clean Energy Fuels Corp.*....     1,125       19,170
  Cloud Peak Energy, Inc.*.....       776       16,156
  Contango Oil & Gas Co.*......       271       16,780
  Crosstex Energy, Inc. .......     1,621       17,102
  CVR Energy, Inc.*............       732       16,272
  Delek US Holdings, Inc. .....     1,284       17,244
  Delta Petroleum Corp.*.......    17,817       14,915
  DHT Holdings, Inc. ..........     1,328        5,750
  Endeavour International
     Corp.*....................     1,407       20,401
  Energy Partners Ltd.*........       912       16,608
  Energy XXI (Bermuda) Ltd.*...       495       17,944
  Evolution Petroleum Corp.*...     2,150       17,049
  FX Energy, Inc.*.............     2,026       16,633
  Gastar Exploration Ltd.*.....     3,500       15,750
  General Maritime Corp. ......     3,051        6,529
  Georesources, Inc.*..........       563       16,338
  GMX Resources, Inc.*.........     2,858       16,805
  Golar LNG Ltd. ..............       663       21,587
  Goodrich Petroleum Corp.*....       742       16,673
  Green Plains Renewable
     Energy, Inc.*.............     1,385       17,340
  Gulfport Energy Corp.*.......       473       16,101
  Harvest Natural Resources,
     Inc.*.....................     1,080       14,926
  Houston American Energy
     Corp. ....................     1,092       20,082
  International Coal Group,
     Inc.*.....................     1,497       16,512
  James River Coal Co.*........       686       15,998
  Knightsbridge Tankers Ltd. ..       248        5,553
  Kodiak Oil & Gas Corp.*......     2,387       16,757
  L&L Energy, Inc.*............     2,330       16,194
  Magnum Hunter Resources
     Corp.*....................     2,128       17,364
  McMoRan Exploration Co.*.....       911       16,680
  Miller Energy Resources,
     Inc.*.....................     3,297       19,024
  Nordic American Tanker
     Shipping Ltd. ............       248        5,699
  Northern Oil and Gas, Inc.*..       619       14,707
  Oasis Petroleum, Inc.*.......       541       16,625
  Overseas Shipholding Group,
     Inc. .....................       202        5,628
  Panhandle Oil and Gas,
     Inc. -- Class A...........       529       16,008
  Patriot Coal Corp.*..........       653       16,443
  Penn Virginia Corp. .........       990       15,305
  Petroleum Development
     Corp.*....................       348       13,857
  Petroquest Energy, Inc.*.....     1,744       15,277
  RAM Energy Resources, Inc.*..     8,070       16,624
  Rentech, Inc.*...............    11,165       12,393
  Resolute Energy Corp.*.......       911       16,116
  Rex Energy Corp.*............     1,441       18,488
  Rosetta Resources, Inc.*.....       360       16,535
  Scorpio Tankers, Inc.*.......       619        7,286
  Ship Finance International
     Ltd. .....................       304        6,077
  Stone Energy Corp.*..........       529       18,705
  Swift Energy Co.*............       394       15,441
  Syntroleum Corp.*............     7,440       15,252
  Targa Resources Corp. .......       462       16,179


See Notes to Financial Statements.

42



RYDEX RUSSELL 2000(R) EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2011
--------------------------------------------------------------------------------


                                                MARKET
                                   SHARES        VALUE
------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Teekay Tankers Ltd. -- Class
     A.........................       642       $6,035
  TransAtlantic Petroleum
     Ltd.*.....................     5,526       14,533
  Uranium Energy Corp.*........     3,546       12,340
  USEC, Inc.*..................     3,590       16,442
  Vaalco Energy, Inc.*.........     2,138       14,902
  Venoco, Inc.*................       968       17,995
  W&T Offshore, Inc. ..........       765       20,510
  Warren Resources, Inc.*......     3,297       14,935
  Western Refining, Inc.*......       968       16,417
  World Fuel Services Corp. ...       405       16,030
                                           -----------
TOTAL OIL, GAS & CONSUMABLE FUELS            1,138,293
                                           -----------
  PAPER & FOREST PRODUCTS 0.8%
  Buckeye Technologies, Inc. ..       540       15,207
  Clearwater Paper Corp.*......       180       14,126
  Deltic Timber Corp. .........       225       15,255
  KapStone Paper and Packaging
     Corp.*....................       821       14,269
  Louisiana-Pacific Corp.*.....     1,384       12,871
  Neenah Paper, Inc. ..........       698       16,284
  PH Glatfelter Co. ...........     1,125       15,300
  Schweitzer-Mauduit
     International, Inc. ......       282       14,619
  Wausau Paper Corp. ..........     1,891       12,764
                                           -----------
TOTAL PAPER & FOREST PRODUCTS                  130,695
                                           -----------
  PERSONAL PRODUCTS 0.7%
  Elizabeth Arden, Inc.*.......       180        5,411
  Inter Parfums, Inc. .........       304        5,785
  Medifast, Inc.*..............     1,868       36,893
  Nu Skin Enterprises,
     Inc. -- Class A...........       191        6,129
  Prestige Brands Holdings,
     Inc.*.....................       495        5,717
  Revlon, Inc. -- Class A*.....       361        6,216
  USANA Health Sciences,
     Inc.*.....................     1,035       38,606
                                           -----------
TOTAL PERSONAL PRODUCTS                        104,757
                                           -----------
  PHARMACEUTICALS 1.6%
  Aegerion Pharmaceuticals,
     Inc.*.....................       315        6,215
  Akorn, Inc.*.................     1,025        6,785
  Alexza Pharmaceuticals,
     Inc.*.....................     3,387        5,453
  Aoxing Pharmaceutical Co,
     Inc.*.....................     3,286        6,408
  Ardea Biosciences, Inc.*.....       203        5,755
  Auxilium Pharmaceuticals,
     Inc.*.....................       259        6,309
  AVANIR Pharmaceuticals,
     Inc. -- Class A*..........     1,474        6,441
  Biodel, Inc.*................     2,757        6,093
  BioMimetic Therapeutics,
     Inc.*.....................       450        6,062
  Cadence Pharmaceuticals,
     Inc.*.....................       619        5,249
  Caraco Pharmaceutical
     Laboratories, Ltd.*.......     1,080        5,648
  Corcept Therapeutics, Inc.*..     1,328        5,843
  Cornerstone Therapeutics,
     Inc.*.....................       856        5,983
  Cumberland Pharmaceuticals,
     Inc.*.....................     1,046        5,272
  Depomed, Inc.*...............       608        5,369
  Durect Corp.*................     1,587        5,920
  Endocyte, Inc.*..............       698        8,481
  Hi-Tech Pharmacal Co.,
     Inc.*.....................       259        7,164
  Impax Laboratories, Inc.*....       225        6,160
  Inspire Pharmaceuticals,
     Inc.*.....................     1,463        7,300
  Jazz Pharmaceuticals, Inc.*..       191        6,095
  Lannett Co., Inc.*...........     1,014        5,851
  MAP Pharmaceuticals, Inc.*...       394        6,075
  Medicines Co.(The)*..........       349        5,479
  Medicis Pharmaceutical
     Corp. -- Class A..........       180        6,383
  Nektar Therapeutics*.........       642        6,664
  Neostem, Inc.*...............     3,309        6,552
  Obagi Medical Products,
     Inc.*.....................       450        5,774
  Optimer Pharmaceuticals,
     Inc.*.....................       451        5,696
  Pain Therapeutics, Inc.*.....       652        6,201
  Par Pharmaceutical Cos.,
     Inc.*.....................       180        6,199
  Pozen, Inc.*.................     1,069        6,671
  Questcor Pharmaceuticals,
     Inc.*.....................       416        8,528
  Salix Pharmaceuticals Ltd.*..       169        6,640
  Santarus, Inc.*..............     1,744        5,424
  Somaxon Pharmaceuticals,
     Inc.*.....................     2,026        5,470
  Sucampo Pharmaceuticals,
     Inc. -- Class A*..........     1,396        6,254
  SuperGen, Inc.*..............     1,857        5,032
  ViroPharma, Inc.*............       292        5,633
  Vivus, Inc.*.................       901        7,010
  XenoPort, Inc.*..............       901        7,370
                                           -----------
TOTAL PHARMACEUTICALS                          254,911
                                           -----------
  PROFESSIONAL SERVICES 1.1%
  Acacia Research -- Acacia
     Technologies*.............       169        6,948
  Advisory Board Co.(The)*.....       124        5,793
  Barrett Business Services,
     Inc. .....................       393        6,335
  CBIZ, Inc.*..................       878        6,436
  CDI Corp. ...................       439        6,506
  Corporate Executive Board
     Co.(The)..................       158        6,296
  CoStar Group, Inc.*..........       102        6,938
  CRA International, Inc.*.....       226        6,430
  Dolan Co.(The)*..............       461        5,426
  Exponent, Inc.*..............       146        6,265
  Franklin Covey Co.*..........       664        6,122
  GP Strategies Corp.*.........       462        6,047
  Heidrick & Struggles
     International, Inc. ......       237        5,546
  Hill International, Inc.*....     1,126        5,709
  Huron Consulting Group,
     Inc.*.....................       237        6,826
  ICF International, Inc.*.....       303        7,381
  Insperity, Inc. .............       214        6,482
  Kelly Services, Inc. -- Class
     A*........................       304        5,809
  Kforce, Inc.*................       360        5,634
  Korn/Ferry International*....       293        6,068
  Mistras Group, Inc.*.........       361        6,613
  Navigant Consulting, Inc.*...       664        7,736
  On Assignment, Inc.*.........       709        7,778
  Resources Connection, Inc. ..       338        4,999
  School Specialty, Inc.*......       371        5,494
  SFN Group, Inc.*.............       473        4,981
  TrueBlue, Inc.*..............       394        5,547
  VSE Corp. ...................       214        6,033
                                           -----------
TOTAL PROFESSIONAL SERVICES                    174,178
                                           -----------
  REAL ESTATE INVESTMENT TRUSTS (REITS) 2.6%
  Acadia Realty Trust..........       202        4,212
  Agree Realty Corp. ..........       169        3,953
  Alexander's, Inc. ...........        11        4,832
  American Assets Trust,
     Inc. .....................       180        3,974
  American Campus Communities,
     Inc. .....................       113        3,972
  American Capital Agency
     Corp. ....................       134        3,901
  Anworth Mortgage Asset
     Corp. ....................       540        3,877
  Apollo Commercial Real Estate
     Finance, Inc. ............       225        3,676
  Ashford Hospitality Trust,
     Inc. .....................       360        4,489
  Associated Estates Realty
     Corp. ....................       247        4,110
  BioMed Realty Trust, Inc. ...       203        4,027
  Campus Crest Communities,
     Inc. .....................       338        3,995
  CapLease, Inc. ..............       652        3,651
  Capstead Mortgage Corp. .....       282        3,734
  CBL & Associates Properties,
     Inc. .....................       225        4,178
  Cedar Shopping Centers,
     Inc. .....................       642        3,788
  Chatham Lodging Trust........       236        3,811
  Chesapeake Lodging Trust.....       224        4,028


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  43




RYDEX RUSSELL 2000(R) EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2011
--------------------------------------------------------------------------------


                                                MARKET
                                   SHARES        VALUE
------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Cogdell Spencer, Inc. .......       652       $3,945
  Colonial Properties Trust....       203        4,295
  Colony Financial, Inc. ......       191        3,568
  Coresite Realty Corp. .......       236        3,726
  Cousins Properties, Inc. ....       473        4,257
  CreXus Investment Corp. .....       315        3,673
  Cypress Sharpridge
     Investments, Inc. ........       293        3,619
  DCT Industrial Trust, Inc. ..       720        4,183
  DiamondRock Hospitality
     Co. ......................       349        4,202
  DuPont Fabros Technology,
     Inc. .....................       157        3,840
  Dynex Capital, Inc. .........       371        3,665
  EastGroup Properties, Inc. ..        90        4,145
  Education Realty Trust,
     Inc. .....................       484        4,119
  Entertainment Properties
     Trust.....................        79        3,761
  Equity Lifestyle Properties,
     Inc. .....................        68        4,068
  Equity One, Inc. ............       203        4,023
  Excel Trust, Inc. ...........       326        3,879
  Extra Space Storage, Inc. ...       191        4,135
  FelCor Lodging Trust, Inc.*..       585        3,721
  First Industrial Realty
     Trust, Inc.*..............       337        4,219
  First Potomac Realty Trust...       248        4,025
  Franklin Street Properties
     Corp. ....................       270        3,818
  Getty Realty Corp. ..........       168        4,269
  Gladstone Commercial Corp. ..       203        3,703
  Glimcher Realty Trust........       427        4,078
  Government Properties Income
     Trust.....................       146        4,003
  Hatteras Financial Corp. ....       135        3,835
  Healthcare Realty Trust,
     Inc. .....................       169        3,860
  Hersha Hospitality Trust.....       641        3,808
  Highwoods Properties, Inc. ..       112        4,133
  Home Properties, Inc. .......        67        4,248
  Hudson Pacific Properties,
     Inc. .....................       270        4,045
  Inland Real Estate Corp. ....       405        3,957
  Invesco Mortgage Capital,
     Inc. .....................       169        3,843
  Investors Real Estate Trust..       406        3,820
  iStar Financial, Inc.*.......       417        4,012
  Kilroy Realty Corp. .........       101        4,236
  Kite Realty Group Trust......       754        3,921
  LaSalle Hotel Properties.....       146        4,108
  Lexington Realty Trust.......       416        4,152
  LTC Properties, Inc. ........       135        3,972
  Medical Properties Trust,
     Inc. .....................       337        4,159
  MFA Financial, Inc. .........       461        3,679
  Mid-America Apartment
     Communities, Inc. ........        57        3,810
  Mission West Properties,
     Inc. .....................       574        4,408
  Monmouth Real Estate
     Investment Corp. -- Class
     A.........................       472        3,946
  MPG Office Trust, Inc.*......     1,104        3,676
  National Health Investors,
     Inc. .....................        79        3,842
  National Retail Properties,
     Inc. .....................       147        3,872
  Newcastle Investment Corp.*..       620        3,912
  NorthStar Realty Finance
     Corp. ....................       732        3,697
  Omega Healthcare Investors,
     Inc. .....................       169        3,880
  One Liberty Properties,
     Inc. .....................       258        4,002
  Parkway Properties, Inc. ....       225        4,034
  Pebblebrook Hotel Trust......       180        3,861
  Pennsylvania Real Estate
     Investment Trust..........       271        4,279
  Pennymac Mortgage Investment
     Trust.....................       203        3,719
  Post Properties, Inc. .......       101        4,101
  Potlatch Corp. ..............       101        3,908
  PS Business Parks, Inc. .....        67        4,037
  RAIT Financial Trust.........     1,553        3,789
  Ramco-Gershenson Properties
     Trust.....................       303        3,906
  Redwood Trust, Inc. .........       237        3,752
  Resource Capital Corp. ......       541        3,506
  Retail Opportunity
     Investments Corp. ........       349        3,940
  Sabra Health Care REIT,
     Inc. .....................       214        3,599
  Saul Centers, Inc. ..........        90        3,941
  Sovran Self Storage, Inc. ...       101        4,321
  Starwood Property Trust,
     Inc. .....................       168        3,829
  Strategic Hotels & Resorts,
     Inc.*.....................       608        4,147
  Sun Communities, Inc. .......       112        4,310
  Sunstone Hotel Investors,
     Inc.*.....................       371        3,881
  Tanger Factory Outlet
     Centers...................       146        4,034
  Terreno Realty Corp. ........       225        3,816
  Two Harbors Investment
     Corp. ....................       360        3,766
  U-Store-It Trust.............       371        4,215
  UMH Properties, Inc. ........       383        3,960
  Universal Health Realty
     Income Trust..............       101        4,354
  Urstadt Biddle Properties,
     Inc. -- Class A...........       202        3,975
  Walter Investment Management
     Corp. ....................       225        4,009
  Washington Real Estate
     Investment Trust..........       124        4,018
  Winthrop Realty Trust........       315        3,821
                                           -----------
TOTAL REAL ESTATE INVESTMENT TRUSTS
  (REITS)                                      396,808
                                           -----------
  REAL ESTATE MANAGEMENT & DEVELOPMENT 0.1%
  Avatar Holdings, Inc.*.......       180        3,240
  Consolidated-Tomoka Land
     Co. ......................       113        3,495
  Forestar Group, Inc.*........       203        3,993
  Kennedy-Wilson Holdings,
     Inc.*.....................       349        3,996
  Tejon Ranch Co.*.............       102        3,635
  Thomas Properties Group,
     Inc.*.....................     1,126        4,043
                                           -----------
TOTAL REAL ESTATE MANAGEMENT &
  DEVELOPMENT                                   22,402
                                           -----------
  ROAD & RAIL 0.8%
  Amerco, Inc.*................        56        5,696
  Arkansas Best Corp. .........       248        5,706
  Avis Budget Group, Inc.*.....       293        5,555
  Celadon Group, Inc.*.........       405        5,982
  Dollar Thrifty Automotive
     Group, Inc.*..............        79        5,445
  Genesee & Wyoming,
     Inc. -- Class A*..........       112        6,942
  Heartland Express, Inc. .....       371        6,400
  Knight Transportation,
     Inc. .....................       327        5,889
  Marten Transport, Ltd. ......       293        6,552
  Old Dominion Freight Line,
     Inc.*.....................       180        6,736
  PAM Transportation Services,
     Inc.*.....................       529        6,015
  Patriot Transportation
     Holding, Inc.*............       237        5,975
  Quality Distribution, Inc.*..       529        6,295
  RailAmerica, Inc.*...........       371        6,314
  Roadrunner Transportation
     Systems, Inc.*............       427        6,016
  Saia, Inc.*..................       393        6,524
  Universal Truckload Services,
     Inc.*.....................       372        5,893
  USA Truck, Inc.*.............       484        6,026
  Werner Enterprises, Inc. ....       248        6,490
                                           -----------
TOTAL ROAD & RAIL                              116,451
                                           -----------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.6%
  Advanced Analogic
     Technologies, Inc.*.......     1,497        6,377
  Advanced Energy Industries,
     Inc.*.....................       394        5,575
  Alpha & Omega Semiconductor
     Ltd.*.....................       438        6,211
  Amkor Technology, Inc.*......       810        5,427
  Anadigics, Inc.*.............     1,192        4,661
  Applied Micro Circuits
     Corp.*....................       552        5,785
  ATMI, Inc.*..................       304        6,053
  Axcelis Technologies, Inc.*..     2,161        4,041
  AXT, Inc.*...................       776        5,424
  Brooks Automation, Inc.*.....       428        5,234
  Cabot Microelectronics
     Corp.*....................       281       13,727


See Notes to Financial Statements.

44



RYDEX RUSSELL 2000(R) EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2011
--------------------------------------------------------------------------------


                                                MARKET
                                   SHARES        VALUE
------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Cavium Networks, Inc.*.......       135       $6,375
  CEVA, Inc.*..................       214        6,544
  Cirrus Logic, Inc.*..........       259        4,289
  Cohu, Inc. ..................       372        5,360
  Cymer, Inc.*.................       101        4,859
  Diodes, Inc.*................       169        5,783
  DSP Group, Inc.*.............       709        5,729
  Entegris, Inc.*..............       652        5,627
  Entropic Communications,
     Inc.*.....................       687        6,018
  Exar Corp.*..................       923        5,639
  FEI Co.*.....................       169        5,486
  Formfactor, Inc.*............       529        5,486
  FSI International, Inc.*.....     1,261        5,801
  GSI Technology, Inc.*........       619        5,515
  Hittite Microwave Corp.*.....        90        5,795
  Ikanos Communications,
     Inc.*.....................     4,717        5,943
  Inphi Corp.*.................       270        5,827
  Integrated Device Technology,
     Inc.*.....................       754        6,134
  Integrated Silicon Solution,
     Inc.*.....................       596        5,757
  IXYS Corp.*..................       428        6,788
  Kopin Corp.*.................     1,249        6,008
  Kulicke & Soffa Industries,
     Inc.*.....................       585        5,300
  Lattice Semiconductor
     Corp.*....................       900        6,111
  LTX-Credence Corp.*..........       630        5,462
  Mattson Technology, Inc.*....     2,387        5,538
  MaxLinear, Inc. -- Class A*..       709        6,657
  Micrel, Inc. ................       417        5,342
  Microsemi Corp.*.............       281        6,632
  Mindspeed Technologies,
     Inc.*.....................       675        6,088
  MIPS Technologies, Inc.*.....       496        4,127
  MKS Instruments, Inc. .......       169        4,796
  Monolithic Power Systems,
     Inc.*.....................       394        6,690
  MoSys, Inc.*.................       957        5,924
  Nanometrics, Inc.*...........       326        5,271
  Netlogic Microsystems,
     Inc.*.....................       135        5,823
  NVE Corp.*...................       101        5,955
  Omnivision Technologies,
     Inc.*.....................       168        5,645
  PDF Solutions, Inc.*.........       822        5,195
  Pericom Semiconductor
     Corp.*....................       552        5,018
  Photronics, Inc.*............       631        5,509
  PLX Technology, Inc.*........     1,543        5,292
  Power Integrations, Inc. ....       146        5,890
  RF Micro Devices, Inc.*......       867        5,774
  Rubicon Technology, Inc.*....       213        6,073
  Rudolph Technologies, Inc.*..       540        6,107
  Semtech Corp.*...............       226        6,344
  Sigma Designs, Inc.*.........       438        5,589
  Silicon Image, Inc.*.........       563        4,684
  Spansion, Inc. -- Class A*...       292        5,752
  Standard Microsystems
     Corp.*....................       226        6,136
  Supertex, Inc.*..............       258        5,570
  Tessera Technologies, Inc.*..       304        6,007
  Trident Microsystems, Inc.*..     5,166        5,218
  TriQuint Semiconductor,
     Inc.*.....................       427        5,880
  Ultra Clean Holdings*........       574        6,595
  Ultratech, Inc.*.............       225        7,045
  Veeco Instruments, Inc.*.....       112        5,727
  Volterra Semiconductor
     Corp.*....................       226        5,941
  Zoran Corp.*.................       540        5,654
                                           -----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT                                    407,639
                                           -----------
  SOFTWARE 2.6%
  ACI Worldwide, Inc.*.........       169        5,584
  Actuate Corp.*...............     1,159        6,757
  Advent Software, Inc.*.......       135        3,676
  American Software,
     Inc. -- Class A...........       776        6,037
  Ariba, Inc.*.................       168        5,841
  Aspen Technology, Inc.*......       371        5,561
  Blackbaud, Inc. .............       213        5,892
  Blackboard, Inc.*............       147        7,072
  Bottomline Technologies,
     Inc.*.....................       236        6,556
  BroadSoft, Inc.*.............       124        5,636
  CDC Corp. -- Class A*........     2,037        6,518
  CommVault Systems, Inc.*.....       146        5,751
  Concur Technologies, Inc.*...       101        5,845
  Convio, Inc.*................       473        5,790
  Deltek, Inc.*................       731        5,483
  DemandTec, Inc.*.............       439        4,860
  Digimarc Corp.*..............       202        5,452
  Ebix, Inc.*..................       259        5,918
  Epicor Software Corp.*.......       518        6,475
  EPIQ Systems, Inc. ..........       405        5,763
  ePlus, Inc.*.................       214        5,917
  Fair Isaac Corp. ............       124        3,705
  FalconStor Software, Inc.*...     1,227        5,227
  Fortinet, Inc.*..............       135        6,574
  Guidance Software, Inc.*.....       653        5,217
  Interactive Intelligence,
     Inc.*.....................       147        5,501
  JDA Software Group, Inc.*....       191        6,259
  Kenexa Corp.*................       214        6,296
  Lawson Software, Inc.*.......       472        5,225
  Magma Design Automation,
     Inc.*.....................       833        5,298
  Manhattan Associates, Inc.*..       169        6,109
  Mentor Graphics Corp.*.......       361        5,325
  MicroStrategy, Inc. -- Class
     A*........................        45        6,359
  Monotype Imaging Holdings,
     Inc.*.....................       405        5,508
  Motricity, Inc.*.............       361        4,823
  Netscout Systems, Inc.*......       213        5,451
  NetSuite, Inc.*..............       191        6,611
  Opnet Technologies, Inc. ....       146        5,717
  Parametric Technology
     Corp.*....................       248        6,019
  Pegasystems, Inc. ...........       157        5,829
  Progress Software Corp.*.....       191        5,663
  PROS Holdings, Inc.*.........       393        6,162
  QAD, Inc. -- Class A*........       541        5,908
  QLIK Technologies, Inc.*.....       225        7,213
  Quest Software, Inc.*........       225        5,796
  Radiant Systems, Inc.*.......       304        6,056
  RealD, Inc.*.................       225        6,543
  RealPage, Inc.*..............       203        6,476
  Renaissance Learning, Inc. ..       473        5,671
  Rosetta Stone, Inc.*.........       416        5,857
  S1 Corp.*....................       585        4,019
  Smith Micro Software, Inc.*..       608        4,694
  SolarWinds, Inc.*............       237        5,743
  Sourcefire, Inc.*............       214        5,697
  SRS Labs, Inc.*..............       608        4,955
  SS&C Technologies Holdings,
     Inc.*.....................       271        5,528
  SuccessFactors, Inc.*........       146        5,062
  Synchronoss Technologies,
     Inc.*.....................       169        5,452
  Take-Two Interactive
     Software, Inc.*...........       360        5,825
  Taleo Corp. -- Class A*......       158        5,731
  TeleCommunication Systems,
     Inc. -- Class A*..........     1,351        6,228
  TeleNav, Inc.*...............       495        6,722
  THQ, Inc.*...................     1,148        4,638
  TIBCO Software, Inc.*........       214        6,418


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  45




RYDEX RUSSELL 2000(R) EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2011
--------------------------------------------------------------------------------


                                                MARKET
                                   SHARES        VALUE
------------------------------------------------------
COMMON STOCKS (CONTINUED)

  TiVo, Inc.*..................       630       $6,029
  Tyler Technologies, Inc.*....       236        5,850
  Ultimate Software Group,
     Inc.*.....................        91        5,096
  VASCO Data Security
     International, Inc.*......       472        5,824
  VirnetX Holding Corp. .......       337        8,543
  Wave Systems Corp. -- Class
     A*........................     1,733        5,528
  Websense, Inc.*..............       247        6,370
                                           -----------
TOTAL SOFTWARE                                 410,734
                                           -----------
  SPECIALTY RETAIL 2.4%
  America's Car-Mart, Inc.*....       213        5,214
  Ann, Inc.*...................       202        6,304
  Asbury Automotive Group,
     Inc.*.....................       293        5,069
  Ascena Retail Group, Inc.*...       169        5,288
  Barnes & Noble, Inc. ........       562        6,176
  Bebe Stores, Inc. ...........       957        6,431
  Big 5 Sporting Goods Corp. ..       472        5,640
  Body Central Corp.*..........       237        5,731
  Brown Shoe Co., Inc. ........       461        5,832
  Buckle, Inc.(The)............       146        6,642
  Build-A-Bear Workshop,
     Inc.*.....................       889        5,450
  Cabela's, Inc.*..............       224        5,721
  Casual Male Retail Group,
     Inc.*.....................     1,137        4,798
  Cato Corp.(The) -- Class A...       225        5,740
  Charming Shoppes, Inc.*......     1,351        6,120
  Children's Place Retail
     Stores, Inc.(The)*........       112        5,955
  Christopher & Banks Corp. ...       856        5,264
  Citi Trends, Inc.*...........       237        5,276
  Coldwater Creek, Inc.*.......     2,296        7,003
  Collective Brands, Inc.*.....       259        5,439
  Conn's, Inc.*................     1,159        7,591
  Destination Maternity
     Corp. ....................       248        5,796
  DSW, Inc. -- Class A*........       136        6,457
  Express, Inc. ...............       292        6,304
  Finish Line,
     Inc.(The) -- Class A......       292        6,275
  Genesco, Inc.*...............       146        5,896
  Group 1 Automotive, Inc. ....       135        5,810
  Haverty Furniture Cos.,
     Inc. .....................       427        5,594
  hhgregg, Inc.*...............       405        5,006
  Hibbett Sports, Inc.*........       158        5,969
  Hot Topic, Inc. .............       912        6,120
  JOS A Bank Clothiers, Inc.*..       113        5,923
  Kirkland's, Inc.*............       360        5,432
  Lithia Motors, Inc. -- Class
     A.........................       394        7,167
  Lumber Liquidators Holdings,
     Inc.*.....................       214        5,553
  MarineMax, Inc.*.............       597        5,707
  Men's Wearhouse, Inc.(The)...       203        5,662
  Midas, Inc.*.................       653        4,747
  Monro Muffler, Inc. .........       169        5,134
  New York & Co., Inc.*........       811        4,980
  OfficeMax, Inc.*.............       428        4,263
  Pacific Sunwear of
     California, Inc.*.........     1,588        5,066
  Penske Automotive Group,
     Inc.*.....................       281        6,317
  PEP Boys-Manny Moe & Jack....       439        6,014
  Pier 1 Imports, Inc.*........       563        6,857
  Rent-A-Center, Inc. .........       158        4,811
  Rex American Resources
     Corp.*....................     1,125       19,440
  Rue21, Inc.*.................       191        5,753
  Sally Beauty Holdings,
     Inc.*.....................       405        5,990
  Select Comfort Corp.*........       461        7,316
  Shoe Carnival, Inc.*.........       191        5,591
  Sonic Automotive,
     Inc. -- Class A...........       394        5,555
  Stage Stores, Inc. ..........       292        5,624
  Stein Mart, Inc. ............       552        6,006
  Systemax, Inc.*..............       405        5,245
  Talbots, Inc.*...............       889        4,783
  Ulta Salon Cosmetics &
     Fragrance, Inc.*..........       113        6,011
  Vitamin Shoppe, Inc.*........       158        6,165
  West Marine, Inc.*...........       530        5,766
  Wet Seal, Inc.(The) -- Class
     A*........................     1,351        5,944
  Winmark Corp. ...............       124        5,172
  Zumiez, Inc.*................       236        6,634
                                           -----------
TOTAL SPECIALTY RETAIL                         372,539
                                           -----------
  TEXTILES, APPAREL & LUXURY GOODS 1.3%
  Carter's, Inc.*..............       192        5,937
  Cherokee, Inc. ..............       315        6,111
  Columbia Sportswear Co. .....        91        6,187
  CROCS, Inc.*.................       315        6,335
  Deckers Outdoor Corp.*.......        67        5,686
  Delta Apparel, Inc.*.........       383        6,775
  G-III Apparel Group, Ltd.*...       158        7,088
  Iconix Brand Group, Inc.*....       271        6,637
  Joe's Jeans, Inc.*...........     5,639        5,521
  Jones Group, Inc.(The).......       417        5,684
  K-Swiss, Inc. -- Class A*....       529        6,512
  Kenneth Cole Productions,
     Inc. -- Class A*..........       427        5,752
  Lacrosse Footwear, Inc. .....       293        4,870
  Liz Claiborne, Inc.*.........     1,036        6,516
  Maidenform Brands, Inc.*.....       202        6,395
  Movado Group, Inc. ..........       383        6,392
  Oxford Industries, Inc. .....       225        7,729
  Perry Ellis International,
     Inc.*.....................       213        6,002
  Quiksilver, Inc.*............     1,249        5,433
  RG Barry Corp. ..............       439        5,373
  Skechers U.S.A.,
     Inc. -- Class A*..........       282        5,372
  Steven Madden, Ltd.*.........       123        6,538
  Timberland Co.(The) -- Class
     A*........................       146        6,598
  True Religion Apparel,
     Inc.*.....................       237        7,162
  Under Armour, Inc. -- Class
     A*........................        79        5,408
  Unifi, Inc.*.................       867       14,149
  UniFirst Corp. ..............       113        5,849
  Vera Bradley, Inc.*..........       135        6,566
  Volcom, Inc. ................       304        5,998
  Warnaco Group, Inc.(The)*....       101        6,500
  Weyco Group, Inc. ...........       225        5,456
  Wolverine World Wide, Inc. ..       157        6,230
                                           -----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS         204,761
                                           -----------


  THRIFTS & MORTGAGE FINANCE 1.0%
  Abington Bancorp, Inc. ......       326        3,951
  Astoria Financial Corp. .....       270        3,907
  Bank Mutual Corp. ...........       901        3,685
  BankFinancial Corp. .........       417        3,811
  Beneficial Mutual Bancorp,
     Inc.*.....................       428        3,694
  Berkshire Hills Bancorp,
     Inc. .....................       180        4,014
  BofI Holding, Inc.*..........       248        4,166
  Brookline Bancorp, Inc. .....       371        3,421
  Clifton Savings Bancorp,
     Inc. .....................       316        3,621
  Dime Community Bancshares,
     Inc. .....................       259        4,004
  ESB Financial Corp. .........       259        4,395
  ESSA Bancorp, Inc. ..........       293        3,677
  Federal Agricultural Mortgage
     Corp. -- Class C..........       203        3,847
  First Financial Holdings,
     Inc. .....................       361        3,964
  Flagstar Bancorp, Inc.*......     2,544        3,969
  Flushing Financial Corp. ....       248        3,651
  Fox Chase Bancorp, Inc. .....       271        3,699


See Notes to Financial Statements.

46



RYDEX RUSSELL 2000(R) EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)                   April 30, 2011
--------------------------------------------------------------------------------


                                                MARKET
                                   SHARES        VALUE
------------------------------------------------------
COMMON STOCKS (CONCLUDED)

  Home Federal Bancorp, Inc. ..       326       $3,961
  Kaiser Federal Financial
     Group, Inc. ..............       304        3,818
  Kearny Financial Corp. ......       393        3,761
  Meridian Interstate Bancorp,
     Inc.*.....................       270        3,769
  MGIC Investment Corp.*.......       428        3,707
  NASB Financial, Inc.*........       236        3,642
  Northwest Bancshares, Inc. ..       304        3,827
  OceanFirst Financial Corp. ..       293        4,249
  Ocwen Financial Corp.*.......       361        4,321
  Oritani Financial Corp. .....       293        3,592
  PMI Group, Inc.(The)*........     1,328        2,868
  Provident Financial Services,
     Inc. .....................       259        3,761
  Provident New York Bancorp...       371        3,480
  Radian Group, Inc. ..........       540        3,202
  Rockville Financial, Inc. ...       360        3,575
  Roma Financial Corp. ........       348        3,675
  Territorial Bancorp, Inc. ...       192        3,853
  TrustCo Bank Corp. NY........       663        3,978
  United Financial Bancorp,
     Inc. .....................       236        3,856
  ViewPoint Financial Group....       282        3,483
  Walker & Dunlop, Inc.*.......       293        3,513
  Westfield Financial, Inc. ...       428        3,886
  WSFS Financial Corp. ........        79        3,553
                                           -----------
TOTAL THRIFTS & MORTGAGE FINANCE               150,806
                                           -----------
  TOBACCO 0.9%
  Alliance One International,
     Inc.*.....................     8,543       34,087
  Star Scientific, Inc.*.......     8,982       36,018
  Universal Corp. .............       800       34,704
  Vector Group Ltd. ...........     2,015       36,995
                                           -----------
TOTAL TOBACCO                                  141,804
                                           -----------
  TRADING COMPANIES & DISTRIBUTORS 1.0%
  Aceto Corp. .................     1,835       14,698
  Aircastle Ltd. ..............       518        6,454
  Applied Industrial
     Technologies, Inc. .......       192        6,770
  Beacon Roofing Supply,
     Inc.*.....................       687       15,334
  DXP Enterprises, Inc.*.......       282        7,402
  H&E Equipment Services,
     Inc.*.....................       338        6,726
  Houston Wire & Cable Co. ....       428        7,186
  Interline Brands, Inc.*......       687       14,509
  Kaman Corp. .................       191        7,105
  Lawson Products, Inc. .......       619       13,637
  RSC Holdings, Inc.*..........       450        5,927
  Rush Enterprises,
     Inc. -- Class A*..........       326        6,869
  SeaCube Container Leasing
     Ltd. .....................       405        6,573
  TAL International Group,
     Inc. .....................       169        6,092
  Textainer Group Holdings
     Ltd. .....................       180        6,383
  Titan Machinery, Inc.*.......       236        7,425
  United Rentals, Inc.*........       192        5,649
  Watsco, Inc. ................       203       14,391
                                           -----------
TOTAL TRADING COMPANIES & DISTRIBUTORS         159,130
                                           -----------
  TRANSPORTATION INFRASTRUCTURE 0.0%(A)
  CAI International, Inc.*.....       248        6,240
                                           -----------
TOTAL TRANSPORTATION INFRASTRUCTURE              6,240
                                           -----------
  WATER UTILITIES 1.3%
  American States Water Co. ...       934       32,606
  California Water Service
     Group.....................       878       33,118
  Connecticut Water Service,
     Inc. .....................     1,261       32,458
  Middlesex Water Co. .........     1,779       33,587
  SJW Corp. ...................     1,395       32,420
  York Water Co.(The)..........     1,891       33,017
                                           -----------
TOTAL WATER UTILITIES                          197,206
                                           -----------
  WIRELESS TELECOMMUNICATION SERVICES 0.9%
  ICO Global Communications
     (Holdings), Ltd.*.........    11,301       32,660
  NTELOS Holdings Corp. .......     1,711       33,758
  Shenandoah Telecom Co. ......     1,800       33,876
  USA Mobility, Inc. ..........     2,184       33,743
                                           -----------
TOTAL WIRELESS TELECOMMUNICATION SERVICES      134,037
                                           -----------
TOTAL COMMON STOCKS
  (Cost $14,112,087)                        15,452,651
------------------------------------------------------


                                     FACE
                                   AMOUNT
------------------------------------------------------
CORPORATE BONDS 0.0%(A)
  INVESTMENT MANAGEMENT/ADVISORY SERVICES 0.0%(A)
  GAMCO Investors, Inc. 0.00%
     2015(b)...................      $100           67
                                           -----------
TOTAL INVESTMENT MANAGEMENT/ADVISORY
  SERVICES                                          67
                                           -----------
TOTAL CORPORATE BONDS
  (Cost $100)                                       67
------------------------------------------------------


                                   SHARES
------------------------------------------------------
SHORT TERM INVESTMENTS 0.5%
  SSgA Government Money Market
     Fund......................    69,636       69,636
                                           -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $69,636)                                69,636
                                           -----------
TOTAL INVESTMENTS 100.0%(C)
  (Cost $14,181,823)                        15,522,354
                                           -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.0%(A)                           7,577
                                           -----------
NET ASSETS--100.0%                         $15,529,931
------------------------------------------------------




   * Non-Income Producing Security.

 (a) Amount represents less than 0.05% of net assets.

 (b) Values determined based on Level 2 inputs.

 (c) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.



See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  47





RYDEX MSCI EAFE EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2011
--------------------------------------------------------------------------------


                                               MARKET
                                  SHARES        VALUE
-----------------------------------------------------
COMMON STOCKS 98.7%
  AEROSPACE & DEFENSE 1.1%
  BAE Systems PLC..............    5,464      $29,884
  Cobham PLC...................    8,215       31,255
  Elbit Systems Ltd. ..........      576       32,690
  European Aeronautic Defence
     and Space Co. NV*.........    1,002       31,054
  Finmeccanica SpA.............    2,325       31,458
  2 Rolls-Royce Group PLC*.....    2,832       30,302
  Safran SA....................      836       32,496
  Singapore Technologies
     Engineering Ltd. .........   12,000       30,926
  Thales SA....................      764       33,806
                                          -----------
TOTAL AEROSPACE & DEFENSE                     283,871
                                          -----------
  AIR FREIGHT & LOGISTICS 0.4%
  Deutsche Post AG*............    1,585       31,416
  TNT NV.......................    1,100       27,131
  Toll Holdings Ltd. ..........    4,737       29,186
  Yamato Holdings Co., Ltd. ...    1,800       28,573
                                          -----------
TOTAL AIR FREIGHT & LOGISTICS                 116,306
                                          -----------
  AIRLINES 0.8%
  Air France-KLM*..............    1,784       31,536
  Airlines*....................    1,428       32,457
  All Nippon Airways Co.,
     Ltd. .....................    6,000       17,525
  Cathay Pacific Airways
     Ltd. .....................   12,000       29,940
  International Consolidated
     Airlines Group SA*........    7,849       31,348
  Qantas Airways Ltd.*.........   12,196       28,161
  Ryanair Holdings PLC ADR.....      996       30,358
                                          -----------
TOTAL AIRLINES                                201,325
                                          -----------
  AUTO COMPONENTS 1.4%
  Aisin Seiki Co., Ltd. .......      600       21,067
  Bridgestone Corp. ...........    1,200       26,177
  Cie Generale des
     Etablissements Michelin...      360       36,142
  Continental AG*..............      348       34,989
  Denso Corp. .................      600       20,010
  NOK Corp. ...................    1,200       20,483
  Nokian Renkaat OYJ...........      720       37,387
  Pirelli & C SpA..............    3,674       38,291
  Stanley Electric Co., Ltd. ..    1,800       30,104
  Sumitomo Rubber Industries
     Ltd. .....................    2,400       26,769
  Toyoda Gosei Co., Ltd. ......    1,200       26,103
  Toyota Boshoku Corp. ........    1,800       27,907
  Toyota Industries Corp. .....      600       18,117
                                          -----------
TOTAL AUTO COMPONENTS                         363,546
                                          -----------
  AUTOMOBILES 1.8%
  Bayerische Motoren Werke AG..      354       33,439
  Daimler AG...................      410       31,746
  Fiat SpA.....................    3,104       33,180
  Fuji Heavy Industries Ltd. ..    6,000       44,516
  Honda Motor Co., Ltd. .......      600       23,589
  Isuzu Motors Ltd. ...........    6,000       25,585
  Mazda Motor Corp.*...........   12,000       27,360
  Mitsubishi Motors Corp.*.....   18,000       21,962
  Nissan Motor Co., Ltd. ......    3,000       28,617
  Peugeot SA*..................      718       32,660
  Porsche Automobil Holding
     SE........................      378       27,440
  Renault SA*..................      492       30,029
  Rolls Royce Group C Shares...  271,872          453
  Suzuki Motor Corp. ..........    1,200       28,366
  Toyota Motor Corp. ..........      600       23,885
  Volkswagen AG*...............      186       36,701
  Yamaha Motor Co., Ltd.*......    1,800       34,097
                                          -----------
TOTAL AUTOMOBILES                             483,625
                                          -----------
  BEVERAGES 1.4%
  Anheuser-Busch InBev NV......      522       33,340
  Asahi Breweries Ltd. ........    1,200       22,376
  Carlsberg A/S................      270       32,121
  Coca-Cola Amatil Ltd. .......    2,372       30,994
  Coca-Cola West Co., Ltd. ....    1,800       37,114
  Diageo PLC...................    1,485       30,169
  Foster's Group Ltd. .........    4,944       30,407
  Heineken Holding NV..........      636       33,624
  Heineken NV..................      558       33,457
  Pernod-Ricard SA.............      312       31,411
  SABMiller PLC................      848       31,605
  Sapporo Holdings Ltd. .......    6,000       23,958
                                          -----------
TOTAL BEVERAGES                               370,576
                                          -----------
  BIOTECHNOLOGY 0.4%
  Actelion Ltd.*...............      504       29,568
  CSL Ltd. ....................      788       29,622
  Grifols SA...................    1,796       35,625
                                          -----------
TOTAL BIOTECHNOLOGY                            94,815
                                          -----------
  BUILDING PRODUCTS 0.8%
  Assa Abloy AB*...............    1,050       31,601
  Cie de St-Gobain.............      510       35,286
  Daikin Industries Ltd. ......      600       18,975
  Geberit AG...................      128       29,846
  JS Group Corp. ..............    1,200       28,750
  Nippon Sheet Glass Co.,
     Ltd. .....................   12,000       35,198
  TOTO Ltd. ...................    6,000       46,660
                                          -----------
TOTAL BUILDING PRODUCTS                       226,316
                                          -----------
  CAPITAL MARKETS 1.9%
  3i Group PLC.................    5,718       26,714
  Credit Suisse Group AG.......      624       28,245
  Daiwa Securities Group,
     Inc. .....................    6,000       25,733
  Deutsche Bank AG.............      456       29,835
  GAM Holding AG*..............    1,639       32,178
  ICAP PLC.....................    3,494       30,217
  Investec PLC.................    3,854       30,939
  Julius Baer Group Ltd.*......      654       30,439
  Macquarie Group Ltd. ........      750       28,858
  Man Group PLC................    6,382       26,580
  Matsui Securities Co.,
     Ltd. .....................    4,200       20,550
  Mediobanca SpA...............    2,816       32,127
  Mizuho Securities Co.,
     Ltd.*.....................   12,000       30,318
  Nomura Holdings, Inc. .......    4,800       24,373
  Ratos AB.....................      794       32,894
  SBI Holdings Inc. ...........      192       20,539
  Schroders PLC................    1,026       32,481
  UBS AG*......................    1,465       29,167
                                          -----------
TOTAL CAPITAL MARKETS                         512,187
                                          -----------
  CHEMICALS 5.3%
  Air Liquide SA...............      228       33,786
  Akzo Nobel NV................      426       33,143
  Asahi Kasei Corp. ...........    6,000       40,966
  BASF SE......................      354       36,449
  Daicel Chemical Industries
     Ltd. .....................    6,000       38,452
  Denki Kagaku Kogyo K.K.......    6,000       30,688
  Givaudan SA*.................       30       33,232
  Hitachi Chemical Co., Ltd. ..    1,200       24,580


See Notes to Financial Statements.

48



RYDEX MSCI EAFE EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2011
--------------------------------------------------------------------------------


                                               MARKET
                                  SHARES        VALUE
-----------------------------------------------------
COMMON STOCKS (CONTINUED)

  Incitec Pivot Ltd. ..........    6,490      $26,705
  Israel Chemicals Ltd. .......    1,828       32,339
  Israel Corp., Ltd.(The)......       24       29,813
  Johnson Matthey PLC..........      961       32,106
  JSR Corp. ...................    1,200       24,920
  K+S AG.......................      384       31,123
  Kaneka Corp. ................    6,000       43,702
  Kansai Paint Co., Ltd. ......    6,000       53,685
  Koninklijke DSM NV...........      492       33,978
  Kuraray Co., Ltd. ...........    1,800       26,110
  Lanxess AG...................      396       36,384
  Linde AG.....................      192       34,638
  Makhteshim-Agan Industries
     Ltd.*.....................    5,794       31,283
  Mitsubishi Chemical Holdings
     Corp. ....................    3,000       20,224
  Mitsubishi Gas Chemical Co.,
     Inc. .....................    6,000       46,512
  Mitsui Chemicals, Inc. ......    6,000       21,962
  Nissan Chemical Industries
     Ltd. .....................    2,400       24,846
  Nitto Denko Corp. ...........      600       31,834
  Novozymes A/S................      204       35,308
  Orica Ltd. ..................    1,104       32,113
  Shin-Etsu Chemical Co.,
     Ltd. .....................      600       31,057
  Showa Denko KK...............   12,000       23,811
  Sika AG......................       12       30,510
  Solvay SA....................      252       36,411
  Sumitomo Chemical Co.,
     Ltd. .....................    6,000       31,797
  Syngenta AG..................       90       31,722
  Taiyo Nippon Sanso Corp. ....    6,000       48,213
  Teijin Ltd. .................    6,000       28,543
  Tokuyama Corp. ..............    6,000       30,983
  Toray Industries, Inc. ......    6,000       43,998
  Tosoh Corp. .................    6,000       23,071
  Ube Industries Ltd. .........   12,000       38,008
  Umicore SA...................      564       32,403
  Wacker Chemie AG.............      156       38,720
  Yara International ASA.......      560       32,847
                                          -----------
TOTAL CHEMICALS                             1,422,975
                                          -----------
  COMMERCIAL BANKS 7.5%
  Aozora Bank Ltd. ............   12,000       25,881
  Australia & New Zealand
     Banking Group Ltd. .......    1,182       31,342
  Banca Monte dei Paschi di
     Siena SpA*................   21,682       29,433
  Banco Bilbao Vizcaya
     Argentaria SA.............    2,412       30,989
  Banco Comercial Portugues
     SA*.......................   32,521       26,006
  Banco de Sabadell SA.........    6,756       29,999
  Banco Espirito Santo SA......    6,550       27,637
  Banco Popolare SC............    8,221       24,418
  Banco Popular Espanol SA.....    4,749       28,521
  Banco Santander SA...........    2,378       30,418
  Bank Hapoalim BM*............    6,286       33,025
  Bank Leumi Le-Israel BM......    6,274       32,608
  Bank of East Asia Ltd. ......    7,200       29,754
  Bank of Kyoto Ltd.(The)......    6,000       55,312
  Bank of Yokohama Ltd.(The)...    6,000       29,579
  Bankinter SA.................    4,419       33,042
  Barclays PLC.................    5,692       26,802
  Bendigo and Adelaide Bank
     Ltd. .....................    2,960       30,255
  BNP Paribas..................      378       29,964
  BOC Hong Kong Holdings
     Ltd. .....................    9,000       28,271
  Chiba Bank Ltd.(The).........    6,000       35,272
  Chuo Mitsui Trust Holdings,
     Inc. .....................   14,940       50,819
  Commerzbank AG*..............    3,392       21,639
  Commonwealth Bank of
     Australia.................      540       31,740
  Credit Agricole SA...........    1,676       27,948
  Danske Bank A/S*.............    1,230       29,608
  Dexia SA*....................    6,778       27,050
  DnB NOR ASA..................    1,898       30,902
  Erste Group Bank AG..........      546       27,639
  Fukuoka Financial Group,
     Inc. .....................    6,000       24,698
  Governor & Co. of the Bank of
     Ireland.(The) ADR.........   12,790       25,580
  Gunma Bank Ltd.(The).........    6,000       32,315
  Hachijuni Bank Ltd.(The).....    6,000       35,642
  Hang Seng Bank Ltd. .........    1,800       28,132
  HSBC Holdings PLC............    2,558       27,963
  Intesa Sanpaolo SpA..........    8,702       28,945
  Israel Discount Bank
     Ltd. -- Class A*..........   14,393       30,418
  Joyo Bank Ltd.(The)..........    6,000       24,033
  KBC Groep NV*................      696       28,417
  Lloyds Banking Group PLC*....   27,039       26,722
  Mitsubishi UFJ Financial
     Group, Inc. ..............    5,400       25,755
  Mizrahi Tefahot Bank Ltd. ...    2,906       32,200
  Mizuho Financial Group,
     Inc. .....................   14,400       22,716
  Mizuho Trust & Banking Co.,
     Ltd. .....................   30,000       25,142
  National Australia Bank
     Ltd. .....................    1,098       32,539
  National Bank of Greece SA
     ADR.......................   14,471       23,009
  Natixis*.....................    4,881       28,111
  Nordea Bank AB...............    2,582       29,537
  Oversea-Chinese Banking
     Corp., Ltd. ..............    6,000       46,881
  Raiffeisen Bank International
     AG........................      486       26,840
  Resona Holdings, Inc. .......    5,400       25,423
  Royal Bank of Scotland Group
     PLC*......................   39,001       26,977
  Seven Bank Ltd. .............       12       22,628
  Shinsei Bank Ltd. ...........   24,000       28,691
  Shizuoka Bank Ltd.(The)......    6,000       54,424
  Skandinaviska Enskilda Banken
     AB -- Class A.............    3,278       31,598
  Societe Generale.............      426       28,542
  Standard Chartered PLC.......    1,110       30,715
  Sumitomo Mitsui Financial
     Group, Inc. ..............      600       18,450
  Suruga Bank Ltd. ............    6,000       49,914
  Svenska Handelsbanken AB.....      884       30,755
  Swedbank AB..................    1,712       32,551
  UniCredit SpA................   11,295       29,124
  Unione di Banche Italiane
     SCPA......................    2,882       25,868
  Westpac Banking Corp. .......    1,212       32,947
  Wing Hang Bank Ltd. .........    3,000       33,447
                                          -----------
TOTAL COMMERCIAL BANKS                      2,003,522
                                          -----------
  COMMERCIAL SERVICES & SUPPLIES 1.3%
  Aggreko PLC..................    1,278       38,092
  Babcock International Group
     PLC.......................    3,254       34,763
  Brambles Ltd. ...............    4,052       29,843
  Edenred*.....................    1,104       34,297
  G4S PLC......................    6,754       31,115
  Secom Co., Ltd. .............      600       29,689
  Securitas AB.................    2,504       31,449
  Serco Group PLC..............    3,176       29,957
  Societe BIC SA...............      328       31,942
  Toppan Printing Co., Ltd. ...    6,000       46,882
                                          -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES          338,029
                                          -----------
  COMMUNICATIONS EQUIPMENT 0.4%
  Alcatel-Lucent*..............    6,220       40,169
  Nokia OYJ....................    3,338       30,803
  Telefonaktiebolaget LM
     Ericsson..................    2,330       35,468
                                          -----------
TOTAL COMMUNICATIONS EQUIPMENT                106,440
                                          -----------


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  49




RYDEX MSCI EAFE EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2011
--------------------------------------------------------------------------------


                                               MARKET
                                  SHARES        VALUE
-----------------------------------------------------
COMMON STOCKS (CONTINUED)

  COMPUTERS & PERIPHERALS 0.4%
  Fujitsu Ltd. ................    6,000      $34,089
  Logitech International SA*...    1,537       21,202
  Seiko Epson Corp. ...........    1,800       31,302
  Toshiba Corp. ...............    6,000       31,575
                                          -----------
TOTAL COMPUTERS & PERIPHERALS                 118,168
                                          -----------
  CONSTRUCTION & ENGINEERING 1.9%
  ACS Actividades de
     Construccion y Servicios
     SA........................      636       32,048
  Balfour Beatty PLC...........    5,134       28,070
  Bouygues SA..................      636       31,718
  Chiyoda Corp. ...............    6,000       59,305
  Eiffage SA...................      516       35,739
  Ferrovial SA.................    2,414       33,354
  Fomento de Construcciones y
     Contratas SA..............      930       31,638
  Hochtief AG..................      300       28,454
  Kajima Corp. ................   12,000       34,163
  Koninklijke Boskalis
     Westminster NV............      564       30,043
  Leighton Holdings Ltd. ......      890       23,648
  Obayashi Corp. ..............    6,000       25,216
  Shimizu Corp. ...............    6,000       25,290
  Skanska AB...................    1,446       31,139
  Taisei Corp. ................   12,000       27,952
  Vinci SA.....................      492       32,920
                                          -----------
TOTAL CONSTRUCTION & ENGINEERING              510,697
                                          -----------
  CONSTRUCTION MATERIALS 0.9%
  Boral Ltd. ..................    5,170       27,837
  CRH PLC ADR..................    1,296       32,335
  Fletcher Building Ltd. ......    4,467       33,147
  HeidelbergCement AG..........      420       32,171
  Holcim Ltd. .................      396       34,336
  Imerys SA....................      420       32,595
  James Hardie Industries SE*..    4,322       27,906
  Lafarge SA...................      478       33,880
                                          -----------
TOTAL CONSTRUCTION MATERIALS                  254,207
                                          -----------
  CONSUMER FINANCE 0.2%
  Aeon Credit Service Co.,
     Ltd. .....................    1,800       24,313
  Credit Saison Co., Ltd. .....    1,800       30,015
                                          -----------
TOTAL CONSUMER FINANCE                         54,328
                                          -----------
  CONTAINERS & PACKAGING 0.4%
  Amcor Ltd. ..................    4,040       30,948
  Rexam PLC....................    4,990       32,510
  Toyo Seikan Kaisha Ltd. .....    1,800       30,370
                                          -----------
TOTAL CONTAINERS & PACKAGING                   93,828
                                          -----------
  DIVERSIFIED CONSUMER SERVICES 0.1%
  Benesse Holdings, Inc. ......      600       24,920
                                          -----------
TOTAL DIVERSIFIED CONSUMER SERVICES            24,920
                                          -----------
  DIVERSIFIED FINANCIAL SERVICES 1.8%
  ASX Ltd. ....................      744       26,136
  Criteria Caixacorp SA........    4,100       30,323
  Deutsche Boerse AG...........      378       31,461
  Eurazeo......................      402       33,542
  Exor SpA.....................      954       34,464
  Groupe Bruxelles Lambert SA..      312       30,990
  Hong Kong Exchanges and
     Clearing Ltd. ............    1,200       27,375
  Industrivarden AB............    1,688       33,774
  ING Groep NV*................    2,342       30,924
  Investor AB..................    1,278       31,911
  Kinnevik Investment AB.......    1,330       34,423
  London Stock Exchange Group
     PLC.......................    1,994       28,985
  Mitsubishi UFJ Lease &
     Finance Co., Ltd. ........      660       26,232
  ORIX Corp. ..................      240       23,397
  Pohjola Bank PLC.............    2,120       31,515
  Singapore Exchange Ltd. .....    6,000       38,290
                                          -----------
TOTAL DIVERSIFIED FINANCIAL SERVICES          493,742
                                          -----------
  DIVERSIFIED TELECOMMUNICATION SERVICES 2.6%
  Belgacom SA..................      771       30,375
  Bezeq The Israeli
     Telecommunication Corp.,
     Ltd. .....................   10,737       31,902
  BT Group PLC.................   10,027       32,747
  Cable & Wireless Worldwide
     PLC.......................   24,770       19,869
  Deutsche Telekom AG..........    2,072       34,475
  Elisa OYJ....................    1,254       30,232
  France Telecom SA............    1,299       30,517
  Iliad SA.....................      261       33,607
  Inmarsat PLC.................    2,648       26,898
  Koninklijke KPN NV...........    1,790       28,455
  Nippon Telegraph & Telephone
     Corp. ....................      600       27,693
  PCCW Ltd. ...................   66,000       26,170
  Portugal Telecom SGPS SA.....    2,528       30,912
  Singapore Telecommunications
     Ltd. .....................   12,000       30,632
  Swisscom AG..................       66       30,163
  Tele2 AB.....................    1,284       32,316
  Telecom Corp. of New Zealand
     Ltd. .....................   18,163       31,898
  Telecom Italia SpA...........   19,869       29,979
  Telefonica SA................    1,152       31,020
  Telekom Austria AG...........    2,012       31,163
  Telenor ASA..................    1,790       30,972
  TeliaSonera AB...............    3,442       28,176
  Telstra Corp., Ltd. .........    9,962       31,725
                                          -----------
TOTAL DIVERSIFIED TELECOMMUNICATION
  SERVICES                                    691,896
                                          -----------
  ELECTRIC UTILITIES 2.3%
  Acciona SA...................      306       35,656
  Cheung Kong Infrastructure
     Holdings Ltd. ............    6,000       29,237
  Chubu Electric Power Co.,
     Inc. .....................    1,200       26,221
  Chugoku Electric Power Co.,
     Inc.(The).................    1,200       21,208
  CLP Holdings Ltd. ...........    3,000       24,680
  E.ON AG......................      870       29,790
  EDF SA.......................      638       26,905
  EDP -- Energias de Portugal
     SA........................    7,525       30,813
  Enel SpA.....................    4,893       34,946
  Fortum OYJ...................      942       32,507
  Hokkaido Electric Power Co.,
     Inc. .....................    1,200       21,726
  Hokuriku Electric Power
     Co. ......................    1,200       24,254
  Hongkong Electric Holdings
     Ltd. .....................    3,000       20,991
  Iberdrola SA.................    3,350       31,162
  Kansai Electric Power Co.,
     Inc.(The).................    1,200       25,171
  Kyushu Electric Power Co.,
     Inc. .....................    1,200       22,125
  Red Electrica Corp. SA.......      552       35,280
  Scottish & Southern Energy
     PLC.......................    1,459       33,048
  Shikoku Electric Power Co.,
     Inc. .....................    1,200       30,377
  Terna Rete Elettrica
     Nazionale SpA.............    6,262       31,401
  Tohoku Electric Power Co.,
     Inc. .....................    1,200       17,614
  Verbund AG...................      732       33,150
                                          -----------
TOTAL ELECTRIC UTILITIES                      618,262
                                          -----------
  ELECTRICAL EQUIPMENT 1.7%
  ABB Ltd.*....................    1,194       32,832
  Alstom SA....................      486       32,371
  Bekaert SA...................      278       34,847


See Notes to Financial Statements.

50



RYDEX MSCI EAFE EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2011
--------------------------------------------------------------------------------


                                               MARKET
                                  SHARES        VALUE
-----------------------------------------------------
COMMON STOCKS (CONTINUED)

  Fuji Electric Holdings Co.,
     Ltd. .....................    6,000      $18,634
  Furukawa Electric Co.,
     Ltd. .....................    6,000       23,663
  GS Yuasa Corp. ..............    6,000       40,818
  Legrand SA...................      700       32,018
  Mabuchi Motor Co., Ltd. .....      600       29,542
  Nidec Corp. .................      600       52,058
  Prysmian SpA.................    1,386       32,756
  Schneider Electric SA........      180       31,859
  Sumitomo Electric Industries
     Ltd. .....................    1,800       24,868
  Ushio, Inc. .................    1,200       24,284
  Vestas Wind Systems A/S*.....      882       31,373
                                          -----------
TOTAL ELECTRICAL EQUIPMENT                    441,923
                                          -----------
  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 1.8%
  Citizen Holdings Co., Ltd. ..    4,800       28,869
  Foxconn International
     Holdings Ltd.*............   42,000       24,764
  FUJIFILM Holdings Corp. .....      600       18,561
  Hamamatsu Photonics KK.......      600       23,478
  Hitachi High-Technologies
     Corp. ....................    1,200       25,009
  Hitachi Ltd. ................    6,000       32,388
  Hoya Corp. ..................    1,200       25,630
  Ibiden Co., Ltd. ............      600       20,165
  Mitsumi Electric Co., Ltd. ..    1,800       22,960
  Murata Manufacturing Co.,
     Ltd. .....................      600       43,259
  Omron Corp. .................    1,200       32,788
  Shimadzu Corp. ..............    6,000       51,688
  TDK Corp. ...................      600       30,762
  Yaskawa Electric Corp. ......    6,000       69,731
  Yokogawa Electric Corp.*.....    3,600       29,016
                                          -----------
TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS
  & COMPONENTS                                479,068
                                          -----------
  ENERGY EQUIPMENT & SERVICES 1.5%
  Aker Solutions ASA*..........    1,362       32,912
  AMEC PLC.....................    1,563       31,284
  Cie Generale de
     Geophysique -- Veritas*...      870       30,816
  Fugro NV.....................      348       31,974
  Petrofac Ltd. ...............    1,240       31,231
  Saipem SpA...................      600       34,120
  SBM Offshore NV*.............    1,152       33,764
  Seadrill Ltd. ...............      756       26,826
  Subsea 7 SA..................    1,134       29,870
  Technip SA...................      300       33,897
  Tenaris SA...................    1,260       31,835
  Transocean Ltd.*.............      360       26,281
  WorleyParsons Ltd. ..........      954       31,686
                                          -----------
TOTAL ENERGY EQUIPMENT & SERVICES             406,496
                                          -----------
  FOOD & STAPLES RETAILING 2.2%
  Aeon Co., Ltd. ..............    2,400       28,809
  Carrefour SA.................      588       27,924
  Casino Guichard Perrachon
     SA........................      298       31,421
  Colruyt SA...................      570       32,951
  Delhaize Group SA............      372       32,264
  FamilyMart Co., Ltd. ........      600       21,622
  J Sainsbury PLC..............    4,772       27,723
  Jeronimo Martins SGPS SA.....    1,808       29,720
  Kesko OYJ....................      678       35,256
  Koninklijke Ahold NV.........    2,132       29,982
  Lawson, Inc. ................      600       29,320
  Metcash Ltd. ................    7,000       31,101
  Metro AG.....................      396       29,114
  Olam International Ltd. .....   12,000       28,178
  Seven & I Holdings Co.,
     Ltd. .....................    1,200       29,919
  Tesco PLC....................    4,425       29,785
  UNY Co., Ltd. ...............    3,000       26,140
  Wesfarmers Ltd. .............      874       31,850
  WM Morrison Supermarkets
     PLC.......................    6,286       30,909
  Woolworths Ltd. .............    1,042       30,230
                                          -----------
TOTAL FOOD & STAPLES RETAILING                594,218
                                          -----------
  FOOD PRODUCTS 1.7%
  Aryzta AG....................      616       34,189
  Associated British Foods
     PLC.......................    1,742       29,259
  Danone.......................      454       33,311
  Golden Agri-Resources Ltd. ..   60,000       32,645
  Goodman Fielder Ltd. ........   22,459       26,421
  MEIJI Holdings Co., Ltd. ....      600       25,585
  Nestle SA....................      488       30,175
  Nisshin Seifun Group, Inc. ..    3,000       37,306
  Nissin Foods Holdings Co.,
     Ltd. .....................      600       21,208
  Parmalat SpA*................    9,494       36,002
  Suedzucker AG................    1,038       32,070
  Unilever NV..................      942       31,054
  Unilever PLC.................      961       31,128
  Wilmar International Ltd. ...    6,000       25,870
  Yakult Honsha Co., Ltd. .....    1,200       33,158
                                          -----------
TOTAL FOOD PRODUCTS                           459,381
                                          -----------
  GAS UTILITIES 0.8%
  Enagas.......................    1,344       33,309
  Gas Natural SDG SA...........    1,700       35,007
  Hong Kong & China Gas Co.,
     Ltd. .....................   12,000       29,785
  Osaka Gas Co., Ltd. .........    6,000       22,036
  Snam Rete Gas SpA............    5,374       33,486
  Toho Gas Co., Ltd. ..........    6,000       27,952
  Tokyo Gas Co., Ltd. .........    6,000       26,547
                                          -----------
TOTAL GAS UTILITIES                           208,122
                                          -----------
  HEALTH CARE EQUIPMENT & SUPPLIES 1.5%
  BioMerieux...................      270       29,422
  Cie Generale d'Optique
     Essilor International SA..      402       33,709
  Cochlear Ltd. ...............      360       31,722
  Coloplast A/S................      200       29,443
  Getinge AB...................    1,212       32,294
  Olympus Corp. ...............    1,200       33,749
  Smith & Nephew PLC...........    2,504       27,461
  Sonova Holding AG............      222       22,329
  Straumann Holding AG.........      120       31,242
  Synthes, Inc. ...............      210       36,030
  Sysmex Corp. ................    1,200       41,779
  Terumo Corp. ................      600       33,276
  William Demant Holding A/S*..      348       32,497
                                          -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES        414,953
                                          -----------
  HEALTH CARE PROVIDERS & SERVICES 1.0%
  Alfresa Holdings Corp. ......      600       21,053
  Celesio AG...................    1,044       25,355
  Fresenius Medical Care AG &
     Co. KGaA..................      438       34,479
  Fresenius SE & Co. KGaA......      310       32,590
  Medipal Holdings Corp. ......    3,000       24,809
  Miraca Holdings, Inc. .......      600       22,701
  Ramsay Health Care Ltd. .....    1,633       32,328
  Sonic Healthcare Ltd. .......    2,522       34,555
  Suzuken Co., Ltd. ...........    1,200       29,800
                                          -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES        257,670
                                          -----------


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  51




RYDEX MSCI EAFE EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2011
--------------------------------------------------------------------------------


                                               MARKET
                                  SHARES        VALUE
-----------------------------------------------------
COMMON STOCKS (CONTINUED)

  HOTELS, RESTAURANTS & LEISURE 2.4%
  Accor SA.....................      624      $27,773
  Autogrill SpA*...............    2,058       29,540
  Carnival PLC.................      652       26,263
  Compass Group PLC............    3,260       31,782
  Crown Ltd. ..................    3,370       31,090
  Genting Singapore PLC*.......   18,000       31,957
  Intercontinental Hotels Group
     PLC.......................    1,344       29,389
  McDonald's Holdings Co. Japan
     Ltd. .....................    1,200       30,673
  Oriental Land Co., Ltd. .....      600       50,727
  Sands China Ltd.*............   12,000       33,678
  Shangri-La Asia Ltd. ........   12,000       33,447
  SJM Holdings Ltd. ...........   18,000       38,792
  Sodexo.......................      422       32,938
  TABCORP Holdings Ltd. .......    3,794       31,679
  Tatts Group Ltd. ............   11,310       28,715
  Thomas Cook Group PLC........    9,213       26,323
  TUI AG*......................    2,210       28,224
  TUI Travel PLC...............    7,519       29,999
  Whitbread PLC................    1,006       28,190
  Wynn Macau Ltd. .............   12,000       42,716
                                          -----------
TOTAL HOTELS, RESTAURANTS & LEISURE           643,895
                                          -----------
  HOUSEHOLD DURABLES 0.8%
  Casio Computer Co., Ltd. ....    3,600       28,484
  Electrolux AB................    1,182       30,141
  Husqvarna AB*................    3,614       28,493
  Panasonic Corp. .............    2,400       29,519
  Rinnai Corp. ................      600       39,413
  Sekisui Chemical Co., Ltd. ..    6,000       49,840
  Sony Corp. ..................      600       16,712
                                          -----------
TOTAL HOUSEHOLD DURABLES                      222,602
                                          -----------
  HOUSEHOLD PRODUCTS 0.3%
  Henkel AG & Co. KGaA.........      486       33,153
  Reckitt Benckiser Group PLC..      558       30,937
  Unicharm Corp. ..............      600       23,737
                                          -----------
TOTAL HOUSEHOLD PRODUCTS                       87,827
                                          -----------
  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.6%
  EDP Renovaveis SA*...........    4,779       36,869
  Electric Power Development
     Co., Ltd. ................    1,200       31,442
  Enel Green Power SpA*........   11,872       35,262
  Iberdrola Renovables SA......    7,801       35,774
  International Power PLC......    5,446       30,030
                                          -----------
TOTAL INDEPENDENT POWER PRODUCERS &
  ENERGY TRADERS                              169,377
                                          -----------
  INDUSTRIAL CONGLOMERATES 1.2%
  CSR Ltd. ....................    8,161       26,793
  Delek Group Ltd. ............      120       31,986
  Fraser and Neave Ltd. .......    6,000       30,779
  Hankyu Hanshin Holdings,
     Inc. .....................    6,000       26,473
  Keppel Corp., Ltd. ..........    6,600       64,259
  Koninklijke Philips
     Electronics NV............      900       26,731
  Orkla ASA....................    3,172       32,180
  SembCorp Industries Ltd. ....    6,000       26,508
  Siemens AG...................      222       32,350
  Smiths Group PLC.............    1,344       29,860
                                          -----------
TOTAL INDUSTRIAL CONGLOMERATES                327,919
                                          -----------
  INSURANCE 4.2%
  Admiral Group PLC............    1,074       30,310
  Aegon NV*....................    3,854       30,653
  Ageas........................    9,374       28,496
  AIA Group Ltd.*..............   10,800       36,359
  Allianz SE...................      204       32,172
  AMP Ltd. ....................    7,366       44,177
  Assicurazioni Generali SpA...    1,314       31,542
  Aviva PLC....................    3,968       29,571
  AXA SA.......................    1,410       31,692
  Baloise Holding AG*..........      270       29,737
  CNP Assurances...............    1,350       31,034
  Dai-ichi Life Insurance Co.,
     Ltd.(The).................       18       29,549
  Delta Lloyd NV...............    1,194       31,478
  Hannover Rueckversicherung
     AG........................      504       30,530
  Insurance Australia Group
     Ltd. .....................    7,825       30,571
  Legal & General Group PLC....   15,330       31,400
  Mapfre SA....................    7,927       33,165
  MS&AD Insurance Group
     Holdings..................    1,200       27,937
  Muenchener Rueckversicherungs
     AG........................      174       28,770
  NKSJ Holdings, Inc. .........    6,000       38,304
  Old Mutual PLC...............   13,673       31,700
  Prudential PLC...............    2,612       33,677
  QBE Insurance Group Ltd. ....    1,555       31,839
  Resolution Ltd. .............    6,388       32,252
  RSA Insurance Group PLC......   12,802       29,382
  Sampo OYJ....................      948       31,955
  SCOR SE......................    1,008       30,844
  Sony Financial Holdings,
     Inc. .....................    1,200       22,169
  Standard Life PLC............    7,555       28,492
  Suncorp Group Ltd. ..........    3,386       30,830
  Swiss Life Holding AG*.......      180       32,707
  Swiss Reinsurance Co.,
     Ltd.*.....................      474       28,136
  T&D Holdings, Inc. ..........      900       22,084
  Tokio Marine Holdings,
     Inc. .....................      600       16,631
  Tryg A/S.....................      558       35,689
  Vienna Insurance Group AG
     Wiener Versicherung
     Gruppe....................      510       30,492
  Zurich Financial Services
     AG*.......................      102       28,541
                                          -----------
TOTAL INSURANCE                             1,134,867
                                          -----------
  INTERNET & CATALOG RETAIL 0.3%
  Dena Co., Ltd. ..............      600       22,369
  Home Retail Group PLC........    8,041       29,493
  Rakuten, Inc. ...............       30       27,582
                                          -----------
TOTAL INTERNET & CATALOG RETAIL                79,444
                                          -----------
  INTERNET SOFTWARE & SERVICES 0.4%
  Gree, Inc. ..................    1,800       36,603
  United Internet AG...........    1,766       34,663
  Yahoo Japan Corp. ...........       78       28,445
                                          -----------
TOTAL INTERNET SOFTWARE & SERVICES             99,711
                                          -----------
  IT SERVICES 1.1%
  Amadeus IT Holding SA*.......    1,453       30,481
  Atos Origin SA*..............      528       32,591
  Cap Gemini SA................      498       30,229
  Computershare Ltd. ..........    2,990       31,674
  Indra Sistemas SA............    1,489       33,843
  Itochu Techno-Solutions
     Corp. ....................      600       21,001
  Nomura Research Institute
     Ltd. .....................    1,200       25,704
  NTT Data Corp. ..............        6       19,684


See Notes to Financial Statements.

52



RYDEX MSCI EAFE EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2011
--------------------------------------------------------------------------------


                                               MARKET
                                  SHARES        VALUE
-----------------------------------------------------
COMMON STOCKS (CONTINUED)

  Obic Co., Ltd. ..............      120      $22,258
  Otsuka Corp. ................      600       37,491
                                          -----------
TOTAL IT SERVICES                             284,956
                                          -----------
  LEISURE EQUIPMENT & PRODUCTS 0.6%
  Namco Bandai Holdings,
     Inc. .....................    2,400       26,384
  Nikon Corp. .................    1,200       25,009
  Sankyo Co., Ltd. ............      600       30,983
  Sega Sammy Holdings, Inc. ...    1,200       20,705
  Shimano, Inc. ...............      600       32,019
  Yamaha Corp. ................    2,400       29,963
                                          -----------
TOTAL LEISURE EQUIPMENT & PRODUCTS            165,063
                                          -----------
  LIFE SCIENCES TOOLS & SERVICES 0.2%
  Lonza Group AG*..............      340       29,089
  QIAGEN NV*...................    1,398       29,970
                                          -----------
TOTAL LIFE SCIENCES TOOLS & SERVICES           59,059
                                          -----------
  MACHINERY 4.8%
  Alfa Laval AB................    1,453       32,616
  Amada Co., Ltd. .............    6,000       47,843
  Atlas Copco AB...............    1,192       35,083
  Cosco Corp. Singapore Ltd. ..   18,000       32,694
  Fiat Industrial SpA*.........    2,120       31,547
  GEA Group AG.................      978       35,824
  Hexagon AB...................    1,392       36,258
  Hino Motors Ltd. ............    6,000       28,174
  Hitachi Construction
     Machinery Co., Ltd. ......    1,200       29,076
  IHI Corp. ...................   12,000       30,170
  Invensys PLC.................    5,134       29,166
  JTEKT Corp. .................    1,800       23,249
  Kawasaki Heavy Industries
     Ltd. .....................    6,000       24,624
  Komatsu Ltd. ................    1,200       42,001
  Kone OYJ.....................      540       33,880
  Kubota Corp. ................    6,000       56,939
  Kurita Water Industries
     Ltd. .....................    1,200       34,903
  Makita Corp. ................      600       27,397
  MAN SE*......................      232       32,385
  Metso OYJ....................      576       35,379
  Minebea Co., Ltd. ...........    6,000       32,241
  Mitsubishi Heavy Industries
     Ltd. .....................    6,000       28,469
  Mitsui Engineering &
     Shipbuilding Co., Ltd. ...   12,000       29,579
  Nabtesco Corp. ..............    1,200       30,229
  NSK Ltd. ....................    6,000       52,946
  NTN Corp. ...................    6,000       28,617
  Sandvik AB...................    1,563       33,244
  Scania AB....................    1,312       34,175
  Schindler Holding AG.........      264       34,016
  SembCorp Marine Ltd. ........    6,000       27,834
  SKF AB.......................    1,098       34,739
  Sumitomo Heavy Industries
     Ltd. .....................    6,000       39,044
  THK Co., Ltd. ...............    1,200       30,422
  Vallourec SA.................      280       34,973
  Volvo AB.....................    1,736       34,159
  Wartsila OYJ.................      772       30,397
  Weir Group PLC (The).........    1,104       35,429
  Yangzijiang Shipbuilding
     Holdings Ltd. ............   18,000       26,656
                                          -----------
TOTAL MACHINERY                             1,276,377
                                          -----------
  MARINE 0.8%
  AP Moller -- Maersk A/S......        6       60,875
  Kawasaki Kisen Kaisha Ltd. ..    6,000       19,965
  Kuehne + Nagel International
     AG........................      222       35,328
  Mitsui OSK Lines Ltd. .......    6,000       33,276
  Neptune Orient Lines Ltd. ...   18,000       27,687
  Nippon Yusen KK..............    6,000       22,036
  Orient Overseas International
     Ltd. .....................    3,000       22,903
                                          -----------
TOTAL MARINE                                  222,070
                                          -----------
  MEDIA 3.1%
  Axel Springer AG.............      186       30,520
  British Sky Broadcasting
     Group PLC.................    2,354       33,060
  Dentsu, Inc. ................    1,200       31,767
  Eutelsat Communications......      744       32,148
  Fairfax Media Ltd. ..........   20,457       29,551
  Fuji Media Holdings, Inc. ...       18       23,892
  Gestevision Telecinco SA*....    2,360       26,564
  Hakuhodo DY Holdings, Inc. ..      480       24,905
  ITV PLC*.....................   21,550       27,336
  Kabel Deutschland Holding
     AG*.......................      540       33,804
  Lagardere SCA................      648       28,500
  Mediaset SpA.................    4,635       30,917
  Metropole Television SA......    1,170       31,114
  Modern Times Group AB........      444       34,106
  PagesJaunes Groupe...........    2,986       31,183
  Pearson PLC..................    1,760       33,789
  ProSiebenSat.1 Media AG......      948       27,194
  Publicis Groupe SA...........      522       29,630
  Reed Elsevier NV.............    2,204       28,928
  Reed Elsevier PLC............    3,318       29,332
  Sanoma OYJ...................    1,309       27,247
  SES SA.......................    1,134       29,829
  Singapore Press Holdings
     Ltd. .....................   12,000       39,075
  Societe Television Francaise
     1.........................    1,543       29,004
  Toho Co., Ltd. ..............    1,800       27,020
  Vivendi SA...................    1,032       32,436
  Wolters Kluwer NV............    1,242       28,985
  WPP PLC......................    2,168       28,260
                                          -----------
TOTAL MEDIA                                   840,096
                                          -----------
  METALS & MINING 4.7%
  Acerinox SA..................    1,633       32,864
  Alumina Ltd. ................   11,986       29,644
  Anglo American PLC...........      558       29,043
  Antofagasta PLC..............    1,300       29,641
  ArcelorMittal................      798       29,408
  BHP Billiton Ltd. ...........      618       30,995
  BHP Billiton PLC.............      748       31,496
  BlueScope Steel Ltd. ........   13,337       25,250
  Boliden AB*..................    1,416       31,997
  Daido Steel Co., Ltd. .......    6,000       34,089
  Dowa Holdings Co., Ltd. .....    6,000       39,044
  Eramet.......................       78       30,759
  Eurasian Natural Resources
     Corp. PLC.................    1,928       29,312
  Fortescue Metals Group
     Ltd. .....................    4,377       29,458
  Fresnillo PLC................    1,146       31,367
  JFE Holdings, Inc. ..........    1,200       32,625
  Kazakhmys PLC................    1,240       28,521
  Kobe Steel Ltd. .............   12,000       29,431
  Lonmin PLC...................    1,006       27,384
  MacArthur Coal Ltd. .........    2,344       29,756
  Mitsubishi Materials Corp. ..    6,000       20,631
  Mitsui Mining & Smelting Co.,
     Ltd. .....................    6,000       21,297
  Newcrest Mining Ltd. ........      706       32,025
  Nippon Steel Corp. ..........    6,000       18,634
  Nisshin Steel Co., Ltd. .....   12,000       23,663
  Norsk Hydro ASA..............    3,680       32,662
  OneSteel Ltd. ...............   10,112       23,571


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  53




RYDEX MSCI EAFE EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2011
--------------------------------------------------------------------------------


                                               MARKET
                                  SHARES        VALUE
-----------------------------------------------------
COMMON STOCKS (CONTINUED)

  Outokumpu OYJ................    1,613      $26,898
  OZ Minerals Ltd. ............   17,221       27,138
  Randgold Resources Ltd.*.....      354       30,822
  Rautaruukki OYJ..............    1,260       32,732
  Rio Tinto Ltd. ..............      336       30,229
  Rio Tinto PLC................      422       30,689
  Salzgitter AG................      354       27,841
  Sims Metal Management Ltd. ..    1,543       29,483
  SSAB AB......................    1,856       33,256
  Sumitomo Metal Industries
     Ltd. .....................   12,000       25,142
  ThyssenKrupp AG..............      694       31,985
  Tokyo Steel Manufacturing
     Co., Ltd. ................    2,400       25,822
  Vedanta Resources PLC........      786       30,481
  Voestalpine AG...............      648       31,942
  Xstrata PLC..................    1,308       33,194
  Yamato Kogyo Co., Ltd. ......    1,200       39,458
                                          -----------
TOTAL METALS & MINING                       1,271,679
                                          -----------
  MULTI-UTILITIES 1.0%
  A2A SpA......................   18,458       33,381
  AGL Energy Ltd. .............    1,946       30,964
  Centrica PLC.................    5,332       28,539
  GDF Suez.....................      720       29,509
  National Grid PLC............    3,042       31,154
  RWE AG.......................      424       27,713
  Suez Environnement Co. ......    1,344       31,026
  United Utilities Group PLC...    3,062       32,252
  Veolia Environnement SA......      894       29,916
                                          -----------
TOTAL MULTI-UTILITIES                         274,454
                                          -----------
  MULTILINE RETAIL 0.9%
  Harvey Norman Holdings
     Ltd. .....................    9,282       27,223
  Isetan Mitsukoshi Holdings
     Ltd. .....................    2,400       23,071
  J Front Retailing Co.,
     Ltd. .....................    6,000       25,807
  Marks & Spencer Group PLC....    5,116       33,109
  Marui Group Co., Ltd. .......    3,000       20,631
  Next PLC.....................      894       33,357
  PPR..........................      186       33,321
  Takashimaya Co., Ltd. .......    6,000       40,892
                                          -----------
TOTAL MULTILINE RETAIL                        237,411
                                          -----------
  OFFICE ELECTRONICS 0.4%
  Brother Industries Ltd. .....    1,800       27,419
  Canon, Inc. .................      600       28,100
  Konica Minolta Holdings,
     Inc. .....................    3,000       26,288
  Neopost SA...................      304       29,054
                                          -----------
TOTAL OFFICE ELECTRONICS                      110,861
                                          -----------
  OIL, GAS & CONSUMABLE FUELS 2.6%
  BG Group PLC.................    1,200       30,694
  BP PLC.......................    3,608       27,836
  Cairn Energy PLC*............    4,202       31,672
  Caltex Australia Ltd. .......    1,856       28,822
  Cosmo Oil Co., Ltd. .........    6,000       19,596
  ENI SpA......................    1,200       32,135
  Essar Energy PLC*............    3,620       27,835
  Galp Energia SGPS SA.........    1,362       30,522
  Inpex Corp. .................        6       45,551
  Japan Petroleum Exploration
     Co. ......................      600       29,209
  JX Holdings, Inc. ...........    4,200       29,090
  Neste Oil OYJ................    1,645       31,190
  OMV AG.......................      672       30,697
  Origin Energy Ltd. ..........    1,766       31,598
  Paladin Energy Ltd.*.........    5,661       20,444
  Repsol YPF SA................      870       31,120
  Royal Dutch Shell PLC........      804       31,146
  Santos Ltd. .................    2,000       33,093
  Showa Shell Sekiyu KK........    3,000       32,536
  Statoil ASA..................    1,086       31,819
  Total SA.....................      474       30,393
  Tullow Oil PLC...............    1,278       30,546
  Woodside Petroleum Ltd. .....      662       33,905
                                          -----------
TOTAL OIL, GAS & CONSUMABLE FUELS             701,449
                                          -----------
  PAPER & FOREST PRODUCTS 0.6%
  Holmen AB....................      822       30,412
  Nippon Paper Group, Inc. ....    1,200       23,914
  OJI Paper Co., Ltd. .........    6,000       26,843
  Stora Enso OYJ...............    2,552       30,800
  Svenska Cellulosa AB.........    1,748       26,855
  UPM-Kymmene OYJ..............    1,446       29,691
                                          -----------
TOTAL PAPER & FOREST PRODUCTS                 168,515
                                          -----------
  PERSONAL PRODUCTS 0.4%
  Beiersdorf AG................      480       31,312
  Kao Corp. ...................    1,200       29,934
  L'Oreal SA...................      252       32,007
  Shiseido Co., Ltd. ..........    1,200       19,832
                                          -----------
TOTAL PERSONAL PRODUCTS                       113,085
                                          -----------
  PHARMACEUTICALS 2.8%
  Astellas Pharma, Inc. .......      600       22,850
  AstraZeneca PLC..............      606       30,222
  Bayer AG.....................      370       32,579
  Chugai Pharmaceutical Co.,
     Ltd. .....................    1,200       19,744
  Daiichi Sankyo Co., Ltd. ....    1,200       23,441
  Dainippon Sumitomo Pharma
     Co., Ltd. ................    3,000       28,617
  Eisai Co., Ltd. .............      600       21,740
  Elan Corp. PLC ADR*..........    4,581       37,106
  GlaxoSmithKline PLC..........    1,513       32,946
  Hisamitsu Pharmaceutical Co.,
     Inc. .....................      600       24,920
  Merck KGaA...................      318       33,742
  Mitsubishi Tanabe Pharma
     Corp. ....................    1,800       29,616
  Novartis AG..................      522       30,865
  Novo Nordisk A/S.............      234       29,630
  Ono Pharmaceutical Co.,
     Ltd. .....................      600       30,429
  Orion OYJ....................    1,266       31,517
  Otsuka Holdings Co., Ltd. ...    1,200       32,122
  Roche Holding AG.............      192       31,018
  Sanofi-Aventis SA............      420       33,274
  Santen Pharmaceutical Co.,
     Ltd. .....................      600       23,108
  Shionogi & Co., Ltd. ........    1,800       29,105
  Shire PLC....................    1,056       32,585
  Takeda Pharmaceutical Co.,
     Ltd. .....................      600       28,987
  Teva Pharmaceutical
     Industries Ltd. ADR.......      570       26,066
  Tsumura & Co. ...............      600       18,598
  UCB SA.......................      768       37,150
                                          -----------
TOTAL PHARMACEUTICALS                         751,977
                                          -----------
  PROFESSIONAL SERVICES 0.9%
  Adecco SA....................      438       31,144
  Bureau Veritas SA............      384       33,185
  Capita Group PLC (The).......    2,480       30,445
  Experian PLC.................    2,326       31,289
  Intertek Group PLC...........    1,020       36,153


See Notes to Financial Statements.

54



RYDEX MSCI EAFE EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2011
--------------------------------------------------------------------------------


                                               MARKET
                                  SHARES        VALUE
-----------------------------------------------------
COMMON STOCKS (CONTINUED)

  Randstad Holding NV..........      534      $30,089
  SGS SA.......................       18       35,588
                                          -----------
TOTAL PROFESSIONAL SERVICES                   227,893
                                          -----------
  REAL ESTATE INVESTMENT TRUSTS (REITS) 3.0%
  Ascendas Real Estate
     Investment Trust..........   18,000       29,896
  British Land Co. PLC.........    3,224       32,292
  Capital Shopping Centres
     Group PLC.................    4,707       31,867
  CapitaMall Trust.............   18,000       27,834
  CFS Retail Property Trust....   15,429       30,224
  Corio NV.....................      444       31,493
  Dexus Property Group.........   33,229       32,000
  Fonciere Des Regions.........      276       31,366
  Gecina SA....................      228       32,930
  Goodman Group................   42,094       32,707
  GPT Group....................    9,344       32,313
  Hammerson PLC................    3,998       31,348
  ICADE........................      258       33,152
  Japan Prime Realty Investment
     Corp. ....................       12       33,986
  Japan Retail Fund Investment
     Corp. ....................       18       29,039
  Klepierre....................      750       30,866
  Land Securities Group PLC....    2,414       31,607
  Link REIT (The)..............    9,000       28,329
  Mirvac Group.................   21,729       30,199
  Nomura Real Estate Office
     Fund, Inc. ...............        6       43,185
  Segro PLC....................    5,674       30,767
  Stockland....................    7,544       31,207
  Unibail-Rodamco SE...........      144       33,744
  Westfield Group..............    2,966       29,277
  Westfield Retail Trust.......   10,845       31,451
                                          -----------
TOTAL REAL ESTATE INVESTMENT TRUSTS
  (REITS)                                     793,079
                                          -----------
  REAL ESTATE MANAGEMENT & DEVELOPMENT 2.6%
  Aeon Mall Co., Ltd. .........    1,200       28,514
  CapitaLand Ltd.*.............   12,000       33,381
  CapitaMalls Asia Ltd. .......   18,000       26,067
  City Developments Ltd. ......    6,000       58,122
  Daito Trust Construction Co.,
     Ltd. .....................      600       47,695
  Global Logistic Properties
     Ltd.*.....................   18,000       28,423
  Hang Lung Group Ltd. ........    6,000       40,399
  Hang Lung Properties Ltd. ...    6,000       26,726
  Henderson Land Development
     Co., Ltd. ................    6,000       41,055
  Hysan Development Co.,
     Ltd. .....................    6,000       28,001
  IMMOFINANZ AG*...............    6,736       32,079
  Keppel Land Ltd. ............    6,000       20,470
  Kerry Properties Ltd. .......    6,000       31,979
  Lend Lease Group.............    3,164       30,124
  New World Development Ltd. ..   18,000       31,562
  Nomura Real Estate Holdings,
     Inc. .....................    1,200       18,339
  NTT Urban Development
     Corp. ....................       30       24,698
  Sino Land Co., Ltd. .........   12,000       21,103
  Swire Pacific Ltd. -- Class
     A.........................    3,000       45,806
  Tokyo Tatemono Co., Ltd. ....    6,000       21,518
  Tokyu Land Corp. ............    6,000       25,733
  Wharf Holdings Ltd. .........    6,000       43,875
                                          -----------
TOTAL REAL ESTATE MANAGEMENT &
  DEVELOPMENT                                 705,669
                                          -----------
  ROAD & RAIL 2.0%
  Asciano Ltd. ................   16,567       29,915
  Central Japan Railway Co. ...        6       45,181
  DSV A/S......................    1,330       34,820
  East Japan Railway Co. ......      600       33,091
  Firstgroup PLC...............    4,763       25,796
  Keikyu Corp. ................    6,000       41,558
  Keio Corp. ..................    6,000       33,571
  Keisei Electric Railway Co.,
     Ltd. .....................    6,000       34,533
  Kintetsu Corp. ..............   12,000       35,938
  MTR Corp. ...................    9,000       32,790
  Nippon Express Co., Ltd. ....    6,000       23,737
  Odakyu Electric Railway Co.,
     Ltd. .....................    6,000       48,361
  QR National Ltd.*............    9,224       34,623
  Tobu Railway Co., Ltd. ......    6,000       23,293
  Tokyu Corp. .................    6,000       24,698
  West Japan Railway Co. ......        6       21,703
                                          -----------
TOTAL ROAD & RAIL                             523,608
                                          -----------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.3%
  Advantest Corp. .............    1,200       23,618
  ARM Holdings PLC.............    3,104       32,125
  ASM Pacific Technology
     Ltd. .....................    2,400       32,257
  ASML Holding NV..............      666       27,622
  Elpida Memory, Inc.*.........    1,800       26,665
  Infineon Technologies AG.....    2,714       30,859
  Renewable Energy Corp. ASA*..    8,251       29,167
  Rohm Co., Ltd. ..............      600       36,086
  Shinko Electric Industries
     Co., Ltd. ................    2,400       24,432
  STMicroelectronics NV........    2,300       27,206
  Sumco Corp.*.................    1,800       34,341
  Tokyo Electron Ltd. .........      600       34,496
                                          -----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT                                   358,874
                                          -----------
  SOFTWARE 0.9%
  Autonomy Corp. PLC*..........    1,092       29,324
  Dassault Systemes SA.........      382       31,125
  Konami Corp. ................    1,200       23,604
  NICE Systems Ltd. ADR*.......      862       32,868
  Oracle Corp. Japan...........      600       25,918
  Sage Group PLC (The).........    6,340       30,138
  SAP AG.......................      486       31,365
  Square Enix Holdings Co.,
     Ltd. .....................    1,800       29,771
  Trend Micro, Inc. ...........      600       17,015
                                          -----------
TOTAL SOFTWARE                                251,128
                                          -----------
  SPECIALTY RETAIL 1.1%
  ABC-Mart, Inc. ..............      600       22,406
  Esprit Holdings Ltd. ........    6,000       24,950
  Hennes & Mauritz AB..........      900       31,879
  Inditex SA...................      390       35,029
  Kingfisher PLC...............    7,177       32,860
  Nitori Holdings Co., Ltd. ...      300       25,844
  Shimamura Co., Ltd. .........      600       55,977
  USS Co., Ltd. ...............      360       27,552
  Yamada Denki Co., Ltd. ......      360       24,935
                                          -----------
TOTAL SPECIALTY RETAIL                        281,432
                                          -----------

  TEXTILES, APPAREL & LUXURY GOODS 1.3%
  Adidas AG....................      456       34,002
  Billabong International
     Ltd. .....................    3,302       24,391
  Burberry Group PLC...........    1,561       33,717
  Christian Dior SA............      204       32,793
  Cie Financiere Richemont
     SA -- Class A.............      494       31,797
  Luxottica Group SpA..........      960       31,747
  LVMH Moet Hennessy Louis
     Vuitton SA................      186       33,459
  Pandora A/S..................      474       21,387
  Puma AG Rudolf Dassler
     Sport.....................      102       34,049


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  55




RYDEX MSCI EAFE EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)                   April 30, 2011
--------------------------------------------------------------------------------


                                               MARKET
                                  SHARES        VALUE
-----------------------------------------------------
COMMON STOCKS (CONCLUDED)

  Swatch Group AG (The)........       66      $32,337
  Yue Yuen Industrial Holdings
     Ltd. .....................    9,000       31,110
                                          -----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS        340,789
                                          -----------
  TOBACCO 0.5%
  British American Tobacco
     PLC.......................      736       32,053
  Imperial Tobacco Group PLC...      902       31,700
  Japan Tobacco, Inc. .........        6       23,219
  Swedish Match AB*............      942       33,508
                                          -----------
TOTAL TOBACCO                                 120,480
                                          -----------
  TRADING COMPANIES & DISTRIBUTORS 1.3%
  Brenntag AG*.................      282       34,725
  Bunzl PLC....................    2,414       29,957
  ITOCHU Corp. ................    3,000       31,020
  Marubeni Corp. ..............    6,000       43,332
  Mitsubishi Corp. ............    1,200       32,226
  Mitsui & Co., Ltd. ..........    1,800       31,767
  Noble Group Ltd. ............   18,000       32,841
  Sojitz Corp. ................   13,200       25,053
  Sumitomo Corp. ..............    1,800       24,558
  Toyota Tsusho Corp. .........    1,800       29,749
  Wolseley PLC.................      846       30,592
                                          -----------
TOTAL TRADING COMPANIES & DISTRIBUTORS        345,820
                                          -----------
  TRANSPORTATION INFRASTRUCTURE 1.2%
  Abertis Infraestructuras SA..    1,446       34,314
  Aeroports de Paris...........      330       31,676
  Atlantia SpA.................    1,278       31,493
  Brisa Auto-Estradas de
     Portugal SA*..............    4,028       26,993
  Fraport AG Frankfurt Airport
     Services Worldwide........      414       33,186
  Groupe Eurotunnel SA.........    2,924       31,820
  Kamigumi Co., Ltd. ..........    6,000       51,023
  Koninklijke Vopak NV.........      618       29,670
  MAp Group....................    9,181       29,639
  Transurban Group.............    5,297       30,723
                                          -----------
TOTAL TRANSPORTATION INFRASTRUCTURE           330,537
                                          -----------
  WATER UTILITIES 0.1%
  Severn Trent PLC.............    1,188       29,743
                                          -----------
TOTAL WATER UTILITIES                          29,743
                                          -----------
  WIRELESS TELECOMMUNICATION SERVICES 1.0%
  Cellcom Israel Ltd. .........      942       30,238
  KDDI Corp. ..................        6       39,783
  Millicom International
     Cellular SA...............      330       35,834
  Mobistar SA..................      452       33,590
  NTT DoCoMo, Inc. ............       18       33,120
  Partner Communications Co.,
     Ltd. ADR..................    1,549       30,004
  Softbank Corp. ..............      600       25,068
  Vodafone Group PLC...........   10,263       29,375
                                          -----------
TOTAL WIRELESS TELECOMMUNICATION
  SERVICES                                    257,012
                                          -----------
TOTAL COMMON STOCKS
  (Cost $24,649,770)                       26,454,170
                                          -----------
RIGHTS 0.0%(A)
  COMMERCIAL BANKS 0.0%(A)
  Banco Comercial Portugues
     SA*.......................   32,521        1,110
                                          -----------
TOTAL COMMERCIAL BANKS                          1,110
                                          -----------
  GAS UTILITIES 0.0%(A)
  Leighton Holdings Ltd.*......       98          191
                                          -----------
TOTAL GAS UTILITIES                               191
                                          -----------
TOTAL RIGHTS
  (Cost $1,191)                                 1,301
                                          -----------
SHORT TERM INVESTMENTS 0.7%
  SSgA Government Money Market
     Fund......................  201,331      201,331
                                          -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $201,331)                             201,331
                                          -----------
TOTAL INVESTMENTS 99.4%(B)
  (Cost $24,852,292)                       26,656,802
                                          -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.6%                           154,238
                                          -----------
NET ASSETS--100.0%                        $26,811,040
-----------------------------------------------------




   * Non-Income Producing Security.

 (a) Amount represents less than 0.05% of net assets.

 (b) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

ADR--American Depositary Receipt

REIT--Real Estate Investment Trust



See Notes to Financial Statements.

56




RYDEX MSCI EAFE EQUAL WEIGHT ETF
INVESTMENT CONCENTRATION
--------------------------------------------------------------------------------

At April 30, 2011, the investment diversification of the Portfolio was as follows:


COUNTRY                          % OF INVESTMENTS
-------------------------------------------------
Japan..........................        31.27%
Britain........................        11.16%
France.........................         8.36%
Australia......................         7.71%
Germany........................         5.74%
Sweden.........................         3.75%
Switzerland....................         3.56%
Spain..........................         3.30%
Italy..........................         3.10%
Netherlands....................         2.74%
Singapore......................         2.63%
Hong Kong......................         2.60%
Finland........................         2.02%
Israel.........................         1.64%
Belgium........................         1.57%
Denmark........................         1.40%
Norway.........................         0.95%
Austria........................         0.92%
United States..................         0.89%
Bermuda........................         0.88%
Portugal.......................         0.76%
Jersey.........................         0.69%
Luxembourg.....................         0.59%
Ireland........................         0.58%
Cayman Islands.................         0.50%
New Zealand....................         0.24%
Mauritius......................         0.12%
Guernsey.......................         0.12%
Isle Of Man....................         0.12%
Greece.........................         0.09%
-------------------------------------------------
TOTAL INVESTMENTS..............       100.00%




See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  57





RYDEX MSCI EMERGING MARKETS EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2011
--------------------------------------------------------------------------------


                                               MARKET
                                  SHARES        VALUE
-----------------------------------------------------
COMMON STOCKS 90.4%
  AEROSPACE & DEFENSE 0.1%
  Embraer SA ADR...............      856      $27,803
                                          -----------
TOTAL AEROSPACE & DEFENSE......                27,803
                                          -----------
  AIR FREIGHT & LOGISTICS 0.2%
  Glovis Co., Ltd. ............      230       32,837
                                          -----------
TOTAL AIR FREIGHT & LOGISTICS                  32,837
                                          -----------
  AIRLINES 1.6%
  Air China Ltd. -- Class H....   30,000       30,357
  AirAsia BHD*.................   37,000       35,851
  China Airlines Ltd.*.........   45,000       28,755
  China Southern Airlines Co.,
     Ltd. -- Class H*..........   60,000       31,361
  Eva Airways Corp.*...........   35,000       32,203
  Gol Linhas Aereas
     Inteligentes SA ADR*......    2,066       29,441
  Korean Air Lines Co., Ltd. ..      517       31,599
  Lan Airlines SA ADR..........    1,060       29,616
  TAM SA ADR...................    1,330       27,770
  Thai Airways International
     PCL.......................   23,500       30,113
  Turk Hava Yollari*...........   10,393       30,718
                                          -----------
TOTAL AIRLINES                                337,784
                                          -----------
  AUTO COMPONENTS 1.0%
  Cheng Shin Rubber Industry
     Co. Ltd. .................   15,000       37,869
  Hankook Tire Co., Ltd. ......    1,050       42,082
  Hyundai Mobis................      120       40,200
  Mando Corp. .................      215       37,717
  Nan Kang Rubber Tire Co.,
     Ltd.*.....................   20,000       31,706
  UMW Holdings BHD.............   12,000       28,481
                                          -----------
TOTAL AUTO COMPONENTS                         218,055
                                          -----------
  AUTOMOBILES 1.7%
  Astra International Tbk PT...    5,000       32,783
  Brilliance China Automotive
     Holdings Ltd.*............   40,000       38,931
  Byd Co., Ltd. -- Class H*....    7,500       27,132
  China Motor Corp. ...........   35,000       33,120
  Dongfeng Motor Group Co.,
     Ltd. -- Class H...........   20,000       31,206
  Geely Automobile Holdings
     Ltd. .....................   75,000       30,029
  Great Wall Motor Co.,
     Ltd. -- Class H...........   20,000       35,841
  Guangzhou Automobile Group
     Co., Ltd. -- Class H......   20,000       22,581
  Hyundai Motor Co. ...........      185       42,553
  Kia Motors Corp. ............      562       40,328
  Yulon Motor Co., Ltd. .......   15,000       31,217
                                          -----------
TOTAL AUTOMOBILES                             365,721
                                          -----------
  BEVERAGES 1.2%
  Cia Cervecerias Unidas SA
     ADR.......................      537       32,220
  Cia de Bebidas das Americas
     ADR.......................    1,070       34,861
  Coca-Cola Femsa SAB de CV
     ADR.......................      385       30,711
  Embotelladoras Arca SAB de
     CV........................    5,160       31,281
  Fomento Economico Mexicano
     SAB de CV ADR.............      512       32,205
  Grupo Modelo SAB de CV.......    4,768       29,761
  Tsingtao Brewery Co.,
     Ltd. -- Class H...........   10,000       53,105
                                          -----------
TOTAL BEVERAGES                               244,144
                                          -----------
  BUILDING PRODUCTS 0.2%
  KCC Corp. ...................      100       33,826
                                          -----------
TOTAL BUILDING PRODUCTS                        33,826
                                          -----------
  CAPITAL MARKETS 1.7%
  CETIP SA -- Balcao Organizado
     de Ativos e Derivativos...    1,866       30,964
  Daewoo Securities Co.,
     Ltd.*.....................    1,400       29,459
  Hyundai Securities Co. ......    2,500       31,610
  Investec Ltd. ...............    3,763       30,334
  KGI Securities Co., Ltd. ....   60,000       31,426
  Korea Investment Holdings
     Co., Ltd.*................      790       30,925
  Mirae Asset Securities Co.,
     Ltd. .....................      640       25,859
  Polaris Securities Co.,
     Ltd. .....................   45,000       32,369
  Samsung Securities Co.,
     Ltd. .....................      420       35,037
  Tong Yang Securities, Inc. ..    4,150       30,438
  Woori Investment & Securities
     Co., Ltd. ................    1,550       31,025
  Yuanta Financial Holding Co.,
     Ltd. .....................   40,000       27,795
                                          -----------
TOTAL CAPITAL MARKETS                         367,241
                                          -----------
  CHEMICALS 3.9%
  Braskem SA ADR*..............    1,170       34,901
  Cheil Industries, Inc. ......      270       29,730
  China BlueChemical Ltd. .....   40,000       32,545
  China Petrochemical
     Development Corp.*........   25,000       31,121
  Formosa Chemicals & Fibre
     Corp. ....................   10,000       40,330
  Formosa Plastics Corp. ......   10,000       40,854
  Hanwha Chem Corp. ...........    1,000       44,511
  Hanwha Corp. ................      700       32,137
  Honam Petrochemical Corp. ...      105       37,036
  Huabao International Holdings
     Ltd. .....................   25,000       37,077
  Hyosung Corp. ...............      395       32,399
  LCY Chemical Corp. ..........   10,000       29,471
  LG Chem Ltd. ................       85       42,038
  Mexichem SAB de CV...........    8,287       31,439
  Nan Ya Plastics Corp. .......   10,000       30,658
  OCI Co., Ltd. ...............       80       47,777
  Petronas Chemicals Group
     BHD*......................   14,000       34,173
  PTT Chemical PCL.............    6,000       32,161
  Sinofert Holdings Ltd.*......   50,000       20,856
  Sinopec Shanghai
     Petrochemical Co.,
     Ltd. -- Class H...........   60,000       29,044
  Sociedad Quimica y Minera de
     Chile SA ADR..............      542       33,078
  Taiwan Fertilizer Co.,
     Ltd. .....................   10,000       33,731
  TSRC Corp. ..................   10,000       29,855
  Uralkali GDR.................      761       31,939
                                          -----------
TOTAL CHEMICALS                               818,861
                                          -----------
  COMMERCIAL BANKS 10.0%
  ABSA Group Ltd. .............    1,582       32,650
  Agricultural Bank of China
     Ltd. -- Class H*..........   60,000       35,455
  Akbank TAS...................    5,939       30,884
  Asya Katilim Bankasi AS......   18,073       35,809
  Banco Bradesco SA ADR........    1,467       29,677
  Banco do Brasil SA...........    1,592       29,342
  Banco do Estado do Rio Grande
     do Sul....................    2,723       32,720
  Banco Santander Brasil SA
     ADS.......................    2,338       27,144
  Banco Santander Chile ADR....      345       31,599
  BanColombia SA ADR...........      507       33,589
  Bangkok Bank PCL.............    5,500       31,323
  Bank Central Asia Tbk PT.....   40,000       34,563
  Bank Danamon Indonesia Tbk
     PT........................   40,000       28,958
  Bank Mandiri Tbk PT..........   45,000       37,570
  Bank Negara Indonesia Persero
     Tbk PT....................   72,500       34,286
  Bank of Ayudhya PCL..........   36,500       34,544
  Bank of China Ltd. -- Class
     H.........................   55,000       30,376
  Bank of Communications Co.,
     Ltd. -- Class H...........   30,000       31,786
  Bank Pekao SA................      502       32,949


See Notes to Financial Statements.

58



RYDEX MSCI EMERGING MARKETS EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2011
--------------------------------------------------------------------------------


                                               MARKET
                                  SHARES        VALUE
-----------------------------------------------------
COMMON STOCKS (CONTINUED)

  Bank Rakyat Indonesia Persero
     Tbk PT....................   55,000      $41,423
  BS Financial Group, Inc.*....    1,880       27,367
  Chang Hwa Commercial Bank....   40,000       34,918
  China Citic Bank Corp.,
     Ltd. -- Class H...........   45,000       32,211
  China Construction Bank
     Corp. -- Class H..........   35,000       33,073
  China Development Financial
     Holding Corp. ............   70,000       29,331
  China Merchants Bank Co.,
     Ltd. -- Class H...........   12,500       32,185
  China Minsheng Banking Corp.,
     Ltd. -- Class H...........   32,500       31,171
  Chinatrust Financial Holding
     Co., Ltd. ................   35,000       32,081
  CIMB Group Holdings BHD......   10,500       29,033
  Credicorp Ltd. ..............      285       27,508
  Daegu Bank Ltd. .............    1,950       32,571
  First Financial Holding Co.,
     Ltd. .....................   35,000       32,448
  Grupo Financiero Banorte SAB
     de CV.....................    6,396       32,152
  Hana Financial Group, Inc. ..      700       29,655
  Hua Nan Financial Holdings
     Co., Ltd. ................   40,000       31,985
  Industrial & Commercial Bank
     of China -- Class H.......   40,000       33,833
  Industrial Bank of Korea.....    1,900       36,435
  Itau Unibanco Holding SA
     ADR.......................    1,275       30,281
  Itausa -- Investimentos Itau
     SA........................    3,878       29,956
  Kasikornbank PCL.............    8,000       34,841
  KB Financial Group, Inc.
     ADR.......................      562       29,949
  Komercni Banka AS............      120       31,669
  Korea Exchange Bank..........    3,450       29,328
  Krung Thai Bank PCL..........   54,700       35,917
  Malayan Banking BHD..........   10,000       29,541
  Mega Financial Holding Co.,
     Ltd. .....................   40,000       34,918
  Metropolitan Bank & Trust*...   21,460       34,413
  Nedbank Group Ltd. ..........    1,582       35,121
  OTP Bank PLC*................      990       35,085
  Powszechna Kasa Oszczednosci
     Bank Polski SA............    1,981       34,150
  Public Bank BHD..............    6,500       28,748
  RHB Capital BHD..............   11,000       32,903
  Shinhan Financial Group Co.,
     Ltd. ADR..................      330       32,017
  Siam Commercial Bank PCL.....    9,000       34,975
  SinoPac Financial Holdings
     Co., Ltd. ................   70,000       33,242
  Standard Bank Group Ltd. ....    2,011       31,454
  Taishin Financial Holding
     Co., Ltd.*................   55,000       32,360
  Taiwan Business Bank*........   70,000       28,476
  Taiwan Cooperative Bank......   35,000       29,331
  Turkiye Garanti Bankasi AS...    6,341       32,892
  Turkiye Halk Bankasi AS......    3,848       33,309
  Turkiye Is Bankasi...........    8,997       31,863
  Turkiye Vakiflar Bankasi
     Tao.......................   11,625       30,915
  VTB Bank OJSC GDR............    4,299       27,815
  Woori Finance Holdings Co.,
     Ltd. .....................    2,350       32,016
  Yapi ve Kredi Bankasi AS*....   10,069       31,748
                                          -----------
TOTAL COMMERCIAL BANKS                      2,123,837
                                          -----------
  COMMERCIAL SERVICES & SUPPLIES 0.1%
  S1 Corp. ....................      631       30,795
                                          -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES           30,795
                                          -----------
  COMMUNICATIONS EQUIPMENT 0.1%
  ZTE Corp. -- Class H.........    7,200       25,908
                                          -----------
TOTAL COMMUNICATIONS EQUIPMENT                 25,908
                                          -----------
  COMPUTERS & PERIPHERALS 2.1%
  Acer, Inc. ..................   10,000       18,716
  Asustek Computer, Inc. ......    5,000       45,044
  Catcher Technology Co.,
     Ltd. .....................    5,000       31,426
  Chicony Electronics Co.,
     Ltd. .....................   15,000       29,541
  Clevo Co. ...................   15,000       34,307
  Compal Electronics, Inc. ....   25,000       28,327
  Foxconn Technology Co.,
     Ltd. .....................   10,000       47,838
  Lenovo Group Ltd. ...........   50,000       29,095
  Lite-On Technology Corp. ....   25,000       31,645
  Pegatron Corp.*..............   25,000       26,363
  Qisda Corp.*.................   50,000       28,458
  Quanta Computer, Inc. .......   15,000       29,593
  Simplo Technology Co.,
     Ltd. .....................    5,000       33,871
  Wistron Corp. ...............   15,000       26,974
                                          -----------
TOTAL COMPUTERS & PERIPHERALS                 441,198
                                          -----------
  CONSTRUCTION & ENGINEERING 2.4%
  Aveng Ltd. ..................    5,574       29,507
  China Communications
     Construction Co.,
     Ltd. -- Class H...........   40,000       36,923
  China Railway Construction
     Corp., Ltd. -- Class H....   25,000       22,079
  China Railway Group
     Ltd. -- Class H...........   45,000       24,100
  Daelim Industrial Co.,
     Ltd. .....................      320       36,131
  Daewoo Engineering &
     Construction Co., Ltd.*...    2,850       30,318
  Doosan Heavy Industries and
     Construction Co., Ltd. ...      472       26,338
  Gamuda BHD...................   23,500       29,672
  GS Engineering & Construction
     Corp. ....................      320       38,520
  Hyundai Development Co. .....    1,000       27,341
  Hyundai Engineering &
     Construction Co., Ltd. ...      450       37,750
  IJM Corp. BHD................   14,500       30,351
  Metallurgical Corp. of China
     Ltd. -- Class H*..........   70,000       29,649
  Murray & Roberts Holdings
     Ltd. .....................    7,942       30,383
  Orascom Construction
     Industries GDR............      856       35,096
  Samsung Engineering Co.,
     Ltd. .....................      180       39,892
                                          -----------
TOTAL CONSTRUCTION & ENGINEERING              504,050
                                          -----------
  CONSTRUCTION MATERIALS 2.3%
  Anhui Conch Cement Co.,
     Ltd. -- Class H...........   15,000       70,775
  Asia Cement Corp. ...........   30,000       40,121
  BBMG Corp. -- Class H........   22,500       37,019
  Cemex SAB de CV ADR*.........    3,271       28,392
  China National Building
     Material Co.,
     Ltd. -- Class H...........   20,000       42,124
  China Resources Cement
     Holdings Ltd. ............   40,000       40,682
  China Shanshui Cement Group
     Ltd. .....................   40,000       44,802
  Indocement Tunggal Prakarsa
     Tbk PT....................   17,500       34,738
  Pretoria Portland Cement Co.,
     Ltd. .....................    7,346       27,880
  Semen Gresik Persero Tbk PT..   30,000       33,279
  Siam Cement PCL..............    2,500       34,673
  Taiwan Cement Corp. .........   30,000       43,944
                                          -----------
TOTAL CONSTRUCTION MATERIALS                  478,429
                                          -----------
  CONSUMER FINANCE 0.1%
  Samsung Card Co. ............      606       30,084
                                          -----------
TOTAL CONSUMER FINANCE                         30,084
                                          -----------
  CONTAINERS & PACKAGING 0.1%
  Klabin SA....................    7,765       30,213
                                          -----------
TOTAL CONTAINERS & PACKAGING                   30,213
                                          -----------


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  59




RYDEX MSCI EMERGING MARKETS EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2011
--------------------------------------------------------------------------------


                                               MARKET
                                  SHARES        VALUE
-----------------------------------------------------
COMMON STOCKS (CONTINUED)

  DISTRIBUTORS 0.2%
  Imperial Holdings Ltd. ......    1,811      $32,439
                                          -----------
TOTAL DISTRIBUTORS                             32,439
                                          -----------
  DIVERSIFIED CONSUMER SERVICES 0.1%
  Anhanguera Educacional
     Participacoes SA..........    1,315       29,261
                                          -----------
TOTAL DIVERSIFIED CONSUMER SERVICES            29,261
                                          -----------
  DIVERSIFIED FINANCIAL SERVICES 1.3%
  African Bank Investments
     Ltd. .....................    5,669       32,961
  AMMB Holdings BHD............   13,500       29,078
  BM&FBovespa SA...............    4,157       31,213
  China Everbright Ltd. .......   10,000       22,066
  FirstRand Ltd. ..............   10,437       32,735
  Fubon Financial Holding Co.,
     Ltd. .....................   20,000       29,331
  Haci Omer Sabanci Holding
     AS........................    7,031       37,674
  Remgro Ltd. .................    1,806       31,222
  RMB Holdings Ltd. ...........    5,320       22,880
                                          -----------
TOTAL DIVERSIFIED FINANCIAL SERVICES          269,160
                                          -----------
  DIVERSIFIED TELECOMMUNICATION SERVICES 2.5%
  Brasil Telecom SA ADR........    1,195       33,699
  China Communications Services
     Corp., Ltd. -- Class H....   50,000       30,511
  China Telecom Corp.,
     Ltd. -- Class H...........   50,000       28,838
  China Unicom Hong Kong Ltd.
     ADR.......................    1,752       35,846
  Chunghwa Telecom Co., Ltd.
     ADR.......................      955       30,130
  KT Corp. ADR.................    1,397       28,359
  LG Uplus Corp. ..............    5,470       33,229
  Magyar Telekom
     Telecommunications PLC*...   10,044       34,243
  SK Broadband Co., Ltd.*......    6,785       27,225
  Tele Norte Leste
     Participacoes SA ADR......    1,762       30,042
  Telefonica O2 Czech Republic
     AS........................    1,245       31,979
  Telefonos de Mexico SAB de CV
     ADR.......................    1,562       29,241
  Telekom Malaysia BHD.........   22,500       30,309
  Telekomunikacja Polska SA....    4,879       32,300
  Telekomunikasi Indonesia Tbk
     PT ADR....................      841       30,394
  Telkom SA Ltd. ..............    5,749       33,383
  Turk Telekomunikasyon AS.....    6,321       32,954
                                          -----------
TOTAL DIVERSIFIED TELECOMMUNICATION
  SERVICES                                    532,682
                                          -----------
  ELECTRIC UTILITIES 1.9%
  Centrais Eletricas
     Brasileiras SA ADR........    1,981       28,917
  CEZ AS.......................      601       34,485
  Cia Energetica de Minas
     Gerais ADR................    1,712       35,729
  Cia Paranaense de Energia
     ADR.......................    1,110       30,603
  CPFL Energia SA ADR..........      365       32,281
  EDP -- Energias do Brasil
     SA........................    1,280       31,737
  Eletropaulo Metropolitana
     Eletricidade de Sao Paulo
     SA........................    1,452       35,356
  Enersis SA ADR...............    1,467       31,335
  Federal Hydrogenerating Co.
     JSC ADR*..................    5,619       29,191
  Korea Electric Power Corp.
     ADR*......................    2,256       27,298
  PGE Polska Grupa Energetyczna
     SA........................    3,618       32,686
  Tauron Polska Energia SA*....   13,260       31,012
  Tenaga Nasional BHD..........   13,500       27,392
                                          -----------
TOTAL ELECTRIC UTILITIES                      408,022
                                          -----------
  ELECTRICAL EQUIPMENT 1.2%
  China High Speed Transmission
     Equipment Group Co.
     Ltd. .....................   20,000       26,469
  Dongfang Electric Corp.,
     Ltd. -- Class H...........    8,000       26,314
  LS Corp. ....................      350       38,702
  LS Industrial Systems Co.,
     Ltd. .....................      455       33,754
  Shanghai Electric Group Co.,
     Ltd. -- Class H...........   50,000       24,847
  Teco Electric and Machinery
     Co., Ltd. ................   50,000       35,354
  Walsin Lihwa Corp.*..........   55,000       31,880
  Zhuzhou CSR Times Electric
     Co., Ltd. -- Class H......   10,000       39,588
                                          -----------
TOTAL ELECTRICAL EQUIPMENT                    256,908
                                          -----------
  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 2.6%
  AU Optronics Corp. ADR*......    3,191       25,847
  Cheng Uei Precision Industry
     Co., Ltd. ................   15,000       30,117
  Chimei Innolux Corp.*........   25,000       25,665
  Coretronic Corp. ............   20,000       30,588
  Delta Electronics, Inc. .....    5,000       22,347
  E Ink Holdings, Inc.*........   15,000       30,536
  Everlight Electronics Co.,
     Ltd. .....................   10,000       28,563
  Hon Hai Precision Industry
     Co., Ltd. GDR.............    3,833       29,284
  Kingboard Chemical Holdings
     Ltd. .....................    5,000       27,389
  LG Display Co., Ltd. ADR.....    1,757       31,310
  LG Innotek Co., Ltd. ........      245       24,691
  Nan Ya Printed Circuit Board
     Corp. ....................   10,000       32,683
  Samsung Electro-Mechanics
     Co., Ltd. ................      250       24,145
  Samsung SDI Co., Ltd. .......      195       34,846
  Synnex Technology
     International Corp. ......   10,000       25,525
  Tripod Technology Corp. .....    5,000       23,657
  Unimicron Technology Corp. ..   15,000       24,696
  Wintek Corp.*................   15,000       21,894
  WPG Holdings Ltd. ...........   15,000       27,707
  Young Fast Optoelectronics
     Co., Ltd. ................    5,000       34,220
                                          -----------
TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS
  & COMPONENTS                                555,710
                                          -----------
  ENERGY EQUIPMENT & SERVICES 0.2%
  China Oilfield Services
     Ltd. -- Class H...........   10,000       19,775
  TMK OAO GDR*.................    1,507       30,878
                                          -----------
TOTAL ENERGY EQUIPMENT & SERVICES              50,653
                                          -----------
  FOOD & STAPLES RETAILING 2.1%
  Alliance Global Group,
     Inc. .....................  107,000       29,643
  BIM Birlesik Magazalar AS....      955       33,318
  Cencosud SA..................    4,279       33,724
  China Resources Enterprise
     Ltd. .....................   10,000       40,296
  Cia Brasileira de
     Distribuicao Grupo Pao de
     Acucar ADR................      751       34,140
  CP ALL PCL...................   23,000       33,325
  Magnit OJSC GDR..............    1,060       29,680
  Massmart Holdings Ltd. ......    1,402       30,649
  Pick n Pay Stores Ltd. ......    4,369       28,195
  President Chain Store
     Corp. ....................    5,000       27,411
  Shinsegae Co., Ltd.(a).......      125       31,493
  Shoprite Holdings Ltd. ......    2,116       33,247
  Spar Group Ltd.(The).........    2,141       31,690
  Wal-Mart de Mexico SAB de
     CV........................    9,794       30,625
                                          -----------
TOTAL FOOD & STAPLES RETAILING                447,436
                                          -----------
  FOOD PRODUCTS 3.2%
  BRF -- Brasil Foods SA ADR...    1,577       32,660
  Chaoda Modern Agriculture
     Holdings Ltd. ............   50,000       31,091
  Charoen Pokphand Foods PCL...   36,500       36,072
  Charoen Pokphand Indonesia
     Tbk PT....................  167,500       37,748
  China Agri-Industries
     Holdings Ltd. ............   30,000       34,219
  China Mengniu Dairy Co.,
     Ltd. .....................   10,000       30,705
  China Yurun Food Group
     Ltd. .....................   10,000       36,627
  CJ CheilJedang Corp. ........      155       35,942
  Cosan SA Industria e
     Comercio..................    1,861       28,633


See Notes to Financial Statements.

60



RYDEX MSCI EMERGING MARKETS EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2011
--------------------------------------------------------------------------------


                                               MARKET
                                  SHARES        VALUE
-----------------------------------------------------
COMMON STOCKS (CONTINUED)

  Grupo Bimbo SAB de CV........   14,552      $32,052
  Indofood Sukses Makmur Tbk
     PT........................   52,500       34,023
  IOI Corp. BHD................   16,000       28,575
  JBS SA.......................    7,566       25,831
  Kuala Lumpur Kepong BHD......    4,000       28,521
  Marfrig Alimentos SA.........    3,242       33,391
  PPB Group BHD................    5,500       31,529
  Tiger Brands Ltd. ...........    1,120       32,730
  Tingyi Cayman Islands Holding
     Corp. ....................   10,000       26,520
  Uni-President Enterprises
     Corp. ....................   20,000       28,772
  Want Want China Holdings
     Ltd. .....................   40,000       35,893
  Wimm-Bill-Dann Foods OJSC
     ADR*......................      866       30,561
                                          -----------
TOTAL FOOD PRODUCTS                           672,095
                                          -----------
  GAS UTILITIES 0.6%
  China Gas Holdings Ltd. .....   80,000       31,309
  ENN Energy Holdings Ltd. ....   10,000       34,245
  Korea Gas Corp. .............      850       27,087
  Perusahaan Gas Negara PT.....   67,500       31,527
                                          -----------
TOTAL GAS UTILITIES                           124,168
                                          -----------
  HEALTH CARE EQUIPMENT & SUPPLIES 0.3%
  Shandong Weigao Group Medical
     Polymer Co., Ltd. -- Class
     H*........................   20,000       54,843
                                          -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES         54,843
                                          -----------
  HEALTH CARE PROVIDERS & SERVICES 0.7%
  Amil Participacoes SA........    2,763       33,991
  Diagnosticos da America SA...    2,343       31,356
  Netcare Ltd. ................   13,971       30,117
  Odontoprev SA................    2,091       33,767
  Sinopharm Group Co. -- Class
     H.........................    8,000       27,705
                                          -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES        156,936
                                          -----------
  HOTELS, RESTAURANTS & LEISURE 0.5%
  Genting BHD..................    8,500       33,288
  Genting Malaysia BHD.........   27,000       33,545
  Kangwon Land, Inc. ..........    1,300       29,539
                                          -----------
TOTAL HOTELS, RESTAURANTS & LEISURE            96,372
                                          -----------
  HOUSEHOLD DURABLES 1.8%
  Arcelik AS...................    6,251       35,552
  Brookfield Incorporacoes SA..    5,984       33,289
  Cyrela Brazil Realty SA
     Empreendimentos e
     Participacoes.............    2,688       28,215
  Desarrolladora Homex SAB de
     CV ADR*...................    1,005       28,371
  Gafisa SA ADR................    2,161       26,710
  LG Electronics, Inc. ........      275       26,431
  MRV Engenharia e
     Participacoes SA..........    3,393       29,337
  PDG Realty SA Empreendimentos
     e Participacoes...........    5,049       29,660
  Rossi Residencial SA.........    3,548       33,272
  Skyworth Digital Holdings
     Ltd. .....................   50,000       31,863
  Steinhoff International
     Holdings Ltd.*............    8,322       31,963
  Tatung Co., Ltd.*............   40,446       20,266
  Woongjin Coway Co., Ltd. ....    1,000       33,407
                                          -----------
TOTAL HOUSEHOLD DURABLES                      388,336
                                          -----------
  HOUSEHOLD PRODUCTS 0.3%
  Kimberly-Clark de Mexico SAB
     de CV Class A.............    4,883       30,161
  LG Household & Health Care
     Ltd. .....................       85       34,186
                                          -----------
TOTAL HOUSEHOLD PRODUCTS                       64,347
                                          -----------
  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 1.6%
  Aboitiz Power Corp. .........   44,500       32,796
  AES Tiete SA.................    2,066       34,282
  China Longyuan Power Group
     Corp. -- Class H..........   35,000       35,957
  China Resources Power
     Holdings Co., Ltd. .......   20,000       36,820
  Cia Energetica de Sao Paulo..    1,697       32,842
  Datang International Power
     Generation Co.,
     Ltd. -- Class H...........   80,000       30,177
  Empresa Nacional de
     Electricidad SA ADR.......      567       31,967
  Energy Development Corp. ....  218,600       34,467
  Huaneng Power International,
     Inc. -- Class H...........   50,000       27,550
  Tractebel Energia SA.........    1,806       31,644
                                          -----------
TOTAL INDEPENDENT POWER PRODUCERS &
  ENERGY TRADERS                              328,502
                                          -----------
  INDUSTRIAL CONGLOMERATES 2.4%
  Alfa SAB de CV...............    2,388       35,700
  Beijing Enterprises Holdings
     Ltd. .....................    5,000       26,552
  Bidvest Group Ltd. ..........    1,290       29,665
  Citic Pacific Ltd. ..........   10,000       29,868
  Doosan Corp. ................      255       31,290
  Empresas COPEC SA............    1,716       33,313
  Enka Insaat ve Sanayi AS.....    8,332       36,528
  Far Eastern New Century
     Corp. ....................   20,000       31,426
  KOC Holding AS...............    6,819       36,717
  LG Corp. ....................      405       37,225
  Samsung Techwin Co., Ltd. ...      410       33,706
  Shanghai Industrial Holdings
     Ltd. .....................   10,000       39,459
  Sime Darby BHD...............    9,500       28,930
  SK Holdings Co., Ltd. .......      225       40,312
  SM Investments Corp. ........    2,650       35,841
                                          -----------
TOTAL INDUSTRIAL CONGLOMERATES                506,532
                                          -----------
  INSURANCE 2.5%
  Cathay Financial Holding Co.,
     Ltd. .....................   20,000       33,382
  China Life Insurance Co.,
     Ltd. .....................   30,000       35,040
  China Life Insurance Co.,
     Ltd. -- Class H...........   10,000       35,532
  China Pacific Insurance Group
     Co., Ltd. -- Class H......    7,000       30,235
  China Taiping Insurance
     Holdings Co., Ltd.*.......   10,000       27,486
  Discovery Holdings Ltd. .....    5,145       29,579
  Dongbu Insurance Co., Ltd. ..      700       33,313
  Korea Life Insurance Co.,
     Ltd.*.....................    4,100       28,273
  MMI Holdings Ltd. ...........   12,324       31,805
  PICC Property & Casualty Co.,
     Ltd. -- Class H*..........   20,000       25,697
  Ping An Insurance Group Co.
     of China Ltd. -- Class H..    2,500       27,180
  Porto Seguro SA..............    1,761       29,669
  Powszechny Zaklad Ubezpieczen
     SA........................      235       33,065
  RMI Holdings.................    5,308        9,557
  Samsung Fire & Marine
     Insurance Co., Ltd. ......      145       31,120
  Samsung Life Insurance Co.,
     Ltd. .....................      295       26,729
  Sanlam Ltd. .................    7,481       31,981
  Shin Kong Financial Holding
     Co., Ltd.*................   70,000       30,676
                                          -----------
TOTAL INSURANCE                               530,319
                                          -----------
  INTERNET & CATALOG RETAIL 0.1%
  B2W Cia Global Do Varejo.....    1,861       25,556
                                          -----------
TOTAL INTERNET & CATALOG RETAIL                25,556
                                          -----------


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  61




RYDEX MSCI EMERGING MARKETS EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2011
--------------------------------------------------------------------------------


                                               MARKET
                                  SHARES        VALUE
-----------------------------------------------------
COMMON STOCKS (CONTINUED)

  INTERNET SOFTWARE & SERVICES 0.4%
  Alibaba.com Ltd. ............   15,000      $26,611
  NHN Corp.*...................      170       33,710
  Tencent Holdings Ltd. .......    1,000       28,451
                                          -----------
TOTAL INTERNET SOFTWARE & SERVICES             88,772
                                          -----------
  IT SERVICES 0.5%
  Cielo SA.....................    3,418       31,618
  Redecard SA..................    2,086       30,171
  SK C&C Co. Ltd. .............      345       35,413
                                          -----------
TOTAL IT SERVICES                              97,202
                                          -----------
  MACHINERY 2.3%
  Changsha Zoomlion Heavy
     Industry Science and
     Technology Development Co.
     Ltd. -- Class H*..........   13,000       34,477
  China National Materials Co.,
     Ltd. .....................   35,000       34,470
  China Rongsheng Heavy
     Industry Group Co.,
     Ltd. .....................   32,500       27,405
  CSR Corp., Ltd. .............   25,000       27,582
  Daewoo Shipbuilding & Marine
     Engineering Co., Ltd. ....      900       38,506
  Doosan Infracore Co., Ltd.*..    1,250       34,526
  Hanjin Heavy Industries &
     Construction Co., Ltd.*...    1,050       38,212
  Hiwin Technologies Corp. ....    5,000       49,758
  Hyundai Heavy Industries Co.,
     Ltd. .....................       70       34,946
  Hyundai Mipo Dockyard........      185       32,800
  Lonking Holdings Ltd. .......   50,000       36,884
  Samsung Heavy Industries Co.,
     Ltd. .....................      900       40,732
  United Tractors Tbk PT.......   10,000       27,149
  Weichai Power Co.,
     Ltd. -- Class H...........    5,000       34,116
                                          -----------
TOTAL MACHINERY                               491,563
                                          -----------
  MARINE 1.2%
  China COSCO Holdings Co.,
     Ltd. -- Class H*..........   27,500       26,411
  China Shipping Container
     Lines Co., Ltd. -- Class
     H*........................   70,000       27,937
  China Shipping Development
     Co., Ltd. -- Class H......   30,000       31,554
  Evergreen Marine Corp. Taiwan
     Ltd.*.....................   35,000       32,386
  Hanjin Shipping Co., Ltd. ...      900       23,389
  Hyundai Merchant Marine Co.,
     Ltd. .....................    1,100       33,565
  STX Pan Ocean Co., Ltd. .....    3,250       26,324
  U-Ming Marine Transport
     Corp. ....................   15,000       32,474
  Yang Ming Marine Transport
     Corp.*....................   35,000       29,637
                                          -----------
TOTAL MARINE                                  263,677
                                          -----------
  MEDIA 0.4%
  BEC World PCL................   28,500       32,940
  Grupo Televisa SA ADR*.......    1,195       28,345
  Naspers Ltd. ................      512       30,702
                                          -----------
TOTAL MEDIA                                    91,987
                                          -----------
  METALS & MINING 6.7%
  African Rainbow Minerals
     Ltd. .....................      960       31,129
  Aluminum Corp. of China Ltd.
     ADR.......................    1,180       27,789
  Aneka Tambang Tbk PT.........  115,000       30,549
  Angang Steel Co.,
     Ltd. -- Class H...........   20,000       25,671
  Anglo Platinum Ltd. .........      295       29,871
  AngloGold Ashanti Ltd. ADR...      582       29,670
  ArcelorMittal South Africa
     Ltd. .....................    2,266       30,891
  Bradespar SA.................    1,095       28,334
  CAP SA.......................      616       33,147
  China Steel Corp. ...........   25,000       30,902
  China Zhongwang Holdings
     Ltd. .....................   70,000       35,957
  Cia de Minas Buenaventura SA
     ADR.......................      616       25,669
  Cia Siderurgica Nacional SA
     ADR.......................    1,717       27,352
  Dongkuk Steel Mill Co.,
     Ltd. .....................      950       37,764
  Eregli Demir ve Celik
     Fabrikalari TAS*..........    9,937       30,286
  Eregli Demir ve Celik
     Fabrikalari TAS*..........    2,555        7,299
  Exxaro Resources Ltd. .......    1,345       36,222
  Fushan International Energy
     Group Ltd. ...............   40,000       28,065
  Gerdau SA ADR................    2,066       24,957
  Gold Fields Ltd. ADR.........    1,627       29,026
  Grupo Mexico SAB de CV.......    7,706       26,636
  Harmony Gold Mining Co., Ltd.
     ADR.......................    2,413       37,570
  Hidili Industry International
     Development Ltd. .........   35,000       35,371
  Hyundai Steel Co. ...........      250       31,727
  Impala Platinum Holdings
     Ltd. .....................      970       30,192
  Industrias Penoles SAB de
     CV........................      816       31,719
  International Nickel
     Indonesia Tbk PT..........   50,000       29,046
  Jiangxi Copper Co.,
     Ltd. -- Class H...........   10,000       33,923
  KGHM Polska Miedz SA.........      497       36,614
  Korea Zinc Co., Ltd. ........       95       37,410
  Kumba Iron Ore Ltd. .........      435       31,699
  Maanshan Iron &
     Steel -- Class H..........   60,000       31,593
  Mechel ADR...................      975       27,856
  Metalurgica Gerdau SA........    1,811       26,401
  MMC Norilsk Nickel OJSC ADR..    1,235       34,086
  MMX Mineracao e Metalicos
     SA*.......................    4,739       30,491
  Novolipetsk Steel OJSC GDR...      671       25,605
  Polymetal JSC GDR*...........    1,482       28,365
  Polyus Gold OJSC ADR.........      851       30,636
  POSCO ADR....................      275       30,333
  Severstal OAO GDR............    1,622       29,196
  Southern Copper Corp. .......      671       25,136
  Tung Ho Steel Enterprise
     Corp. ....................   25,000       29,506
  Usinas Siderurgicas de Minas
     Gerais SA.................    2,503       25,700
  Vale SA ADR..................      821       27,421
  Zhaojin Mining Industry Co.,
     Ltd. .....................    7,500       34,712
  Zijin Mining Group Co.,
     Ltd. -- Class H...........   40,000       31,464
                                          -----------
TOTAL METALS & MINING                       1,410,958
                                          -----------
  MULTILINE RETAIL 1.5%
  Far Eastern Department Stores
     Co., Ltd. ................   20,000       35,337
  Golden Eagle Retail Group
     Ltd. .....................   15,000       39,298
  Hyundai Department Store Co.,
     Ltd. .....................      260       38,091
  Lojas Americanas SA..........    3,578       31,847
  Lojas Renner SA..............      941       34,729
  Lotte Shopping Co., Ltd. ....       80       36,467
  Parkson Retail Group Ltd. ...   20,000       30,691
  SACI Falabella...............    3,006       32,841
  Woolworths Holdings Ltd. ....    7,932       36,064
                                          -----------
TOTAL MULTILINE RETAIL                        315,365
                                          -----------
  OIL, GAS & CONSUMABLE FUELS 5.4%
  Adaro Energy Tbk PT..........  102,500       26,331
  Banpu PCL....................    1,250       31,240
  Bumi Resources Tbk PT........   90,000       35,994
  China Coal Energy Co.,
     Ltd. -- Class H...........   20,000       27,859
  China Petroleum & Chemical
     Corp. -- Class H..........   30,000       30,202
  China Shenhua Energy Co.,
     Ltd. -- Class H...........    7,500       35,001
  CNOOC Ltd. ADR...............      125       31,181
  Ecopetrol SA ADR.............      671       29,437


See Notes to Financial Statements.

62



RYDEX MSCI EMERGING MARKETS EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2011
--------------------------------------------------------------------------------


                                               MARKET
                                  SHARES        VALUE
-----------------------------------------------------
COMMON STOCKS (CONTINUED)

  Formosa Petrochemical
     Corp. ....................   10,000      $35,093
  Gazprom OAO ADR..............    1,950       32,896
  GS Holdings..................      445       37,165
  Indo Tambangraya Megah PT....    5,000       27,324
  IRPC PCL.....................  156,200       32,444
  Kunlun Energy Co., Ltd.*.....   20,000       35,429
  Lukoil OAO ADR...............      410       28,372
  MOL Hungarian Oil and Gas
     PLC*......................      245       34,208
  NovaTek OAO GDR..............      225       31,613
  OGX Petroleo e Gas
     Participacoes SA*.........    2,443       26,233
  PetroChina Co., Ltd. -- Class
     H.........................   20,000       28,735
  Petroleo Brasileiro SA ADR...      706       26,355
  Polski Koncern Naftowy Orlen
     SA*.......................    1,796       37,465
  Polskie Gornictwo Naftowe i
     Gazownictwo SA............   21,072       30,920
  PTT Aromatics & Refining
     PCL.......................   23,000       31,784
  PTT Exploration & Production
     PCL.......................    4,500       28,040
  PTT PCL......................    2,500       31,407
  Rosneft Oil Co. GDR..........    2,957       26,391
  S-Oil Corp. .................      295       43,907
  Sasol Ltd. ADR...............      517       29,893
  SK Innovation Co. Ltd. ......      180       38,968
  Surgutneftegas OJSC ADR......    2,448       26,120
  Tambang Batubara Bukit Asam
     Tbk PT....................   12,500       32,549
  Tatneft ADR..................      691       31,157
  Thai Oil PCL.................   12,000       33,970
  Tupras Turkiye Petrol
     Rafinerileri AS...........    1,115       36,258
  Ultrapar Participacoes SA
     ADR.......................    1,772       31,878
  Yanzhou Coal Mining Co.,
     Ltd. -- Class H...........   10,000       39,008
                                          -----------
TOTAL OIL, GAS & CONSUMABLE FUELS           1,152,827
                                          -----------
  PAPER & FOREST PRODUCTS 0.9%
  Duratex SA...................    2,788       28,821
  Fibria Celulose SA ADR.......    1,976       31,912
  Lee & Man Paper Manufacturing
     Ltd. .....................   45,000       32,327
  Nine Dragons Paper Holdings
     Ltd. .....................   25,000       28,548
  Sappi Ltd.*..................    5,579       30,321
  Suzano Papel e Celulose SA...    3,433       33,590
                                          -----------
TOTAL PAPER & FOREST PRODUCTS                 185,519
                                          -----------
  PERSONAL PRODUCTS 0.6%
  Amorepacific Corp. ..........       30       30,234
  Hengan International Group
     Co. Ltd. .................    5,000       39,008
  Hypermarcas SA*..............    2,483       33,309
  Natura Cosmeticos SA.........    1,091       30,727
                                          -----------
TOTAL PERSONAL PRODUCTS                       133,278
                                          -----------
  PHARMACEUTICALS 0.7%
  Aspen Pharmacare Holdings
     Ltd.*.....................    2,503       30,778
  Celltrion, Inc. .............    1,011       34,623
  China Shineway Pharmaceutical
     Group Ltd. ...............   10,000       24,229
  Kalbe Farma Tbk PT...........   85,000       35,483
  Richter Gedeon Nyrt..........      150       31,374
                                          -----------
TOTAL PHARMACEUTICALS                         156,487
                                          -----------
  REAL ESTATE MANAGEMENT & DEVELOPMENT 3.2%
  Agile Property Holdings
     Ltd. .....................   20,000       32,494
  BR Malls Participacoes SA....    3,071       32,332
  China Overseas Land &
     Investment Ltd. ..........   20,000       38,467
  China Resources Land Ltd. ...   20,000       34,502
  Country Garden Holdings
     Co. ......................   75,000       30,415
  Evergrande Real Estate Group
     Ltd. .....................   65,000       46,276
  Farglory Land Development
     Co., Ltd. ................   10,000       22,801
  Growthpoint Properties
     Ltd. .....................   11,880       32,860
  Guangzhou R&F Properties Co.,
     Ltd. .....................   22,000       29,966
  Highwealth Construction
     Corp. ....................   15,000       33,312
  KWG Property Holding Ltd. ...   47,500       34,306
  Longfor Properties Co.,
     Ltd. .....................   22,500       35,860
  Multiplan Empreendimentos
     Imobiliarios SA...........    1,482       30,857
  Poly Hong Kong Investments
     Ltd. .....................   35,000       27,982
  Renhe Commercial Holdings
     Co., Ltd. ................  190,000       32,533
  Ruentex Development Co.,
     Ltd. .....................   20,000       33,312
  Shimao Property Holdings
     Ltd. .....................   22,500       30,589
  Shui On Land Ltd. ...........   62,500       27,679
  Sino-Ocean Land Holdings
     Ltd. .....................   50,000       28,387
  Soho China Ltd. .............   42,500       36,713
  Yuexiu Property Co., Ltd.*...  130,000       27,280
                                          -----------
TOTAL REAL ESTATE MANAGEMENT &
  DEVELOPMENT                                 678,923
                                          -----------
  ROAD & RAIL 0.4%
  All America Latina Logistica
     SA........................    3,418       28,250
  Evergreen International
     Storage & Transport
     Corp. ....................   35,000       30,920
  Localiza Rent a Car SA.......    2,081       35,722
                                          -----------
TOTAL ROAD & RAIL                              94,892
                                          -----------


  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.8%
  Advanced Semiconductor
     Engineering, Inc. ........   25,000       29,069
  Epistar Corp. ...............   10,000       33,137
  GCL Poly Energy Holdings
     Ltd.*.....................   60,000       42,870
  Hynix Semiconductor, Inc. ...    1,200       37,848
  Inotera Memories, Inc. ADR*..   55,000       27,559
  Kinsus Interconnect
     Technology Corp. .........   10,000       34,883
  Macronix International.......   40,000       26,258
  MediaTek, Inc. ..............    5,000       55,258
  Motech Industries, Inc. .....    5,000       18,856
  MStar Semiconductor, Inc.*...    5,000       41,465
  Nanya Technology Corp.*......   55,000       27,847
  Novatek Microelectronics
     Corp. ....................   10,000       30,553
  Phison Electronics Corp. ....    5,000       26,887
  Pixart Imaging, Inc. ........    6,000       23,465
  Powerchip Technology Corp.*..  135,000       29,038
  Powertech Technology, Inc. ..   10,000       36,315
  Realtek Semiconductor
     Corp. ....................   15,000       29,855
  Richtek Technology Corp. ....    5,000       33,434
  Samsung Electronics Co., Ltd.
     GDR.......................       70       29,085
  Semiconductor Manufacturing
     International Corp.*......  370,000       33,344
  Seoul Semiconductor Co.,
     Ltd. .....................      771       23,058
  Siliconware Precision
     Industries Co. ADR........    4,229       28,673
  Sino-American Silicon
     Products, Inc. ...........    5,000       18,507
  Taiwan Semiconductor
     Manufacturing Co., Ltd.
     ADR.......................    2,316       31,266
  United Microelectronics Corp.
     ADR.......................    9,914       28,156
  Winbond Electronics Corp.*...   85,000       26,801
                                          -----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT                                   803,487
                                          -----------
  SOFTWARE 0.3%
  NCSoft Corp. ................      145       38,359
  Totvs SA.....................    1,549       29,544
                                          -----------
TOTAL SOFTWARE                                 67,903
                                          -----------
  SPECIALTY RETAIL 0.9%
  Belle International Holdings
     Ltd. .....................   15,000       29,276
  Foschini Group Ltd.(The).....    2,608       35,870
  GOME Electrical Appliances
     Holdings Ltd.*............   85,000       30,531
  Grupo Elektra SA de CV.......      676       30,728


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  63




RYDEX MSCI EMERGING MARKETS EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)                   April 30, 2011
--------------------------------------------------------------------------------


                                               MARKET
                                  SHARES        VALUE
-----------------------------------------------------
COMMON STOCKS (CONCLUDED)

  Hengdeli Holdings Ltd. ......   60,000      $35,919
  Truworths International
     Ltd. .....................    3,211       37,032
                                          -----------
TOTAL SPECIALTY RETAIL                        199,356
                                          -----------
  TEXTILES, APPAREL & LUXURY GOODS 1.4%
  Anta Sports Products Ltd. ...   20,000       32,339
  Bosideng International
     Holdings Ltd. ............  120,000       38,004
  China Dongxiang Group Co. ...   75,000       26,166
  Cia Hering...................    1,906       41,261
  Indorama Ventures PCL........   21,000       37,462
  Li Ning Co., Ltd. ...........   15,000       25,684
  Pou Chen Corp. ..............   35,000       32,998
  Ruentex Industries Ltd. .....   10,000       28,214
  Tainan Spinning Co., Ltd. ...   45,000       30,169
                                          -----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS        292,297
                                          -----------
  TOBACCO 0.5%
  Gudang Garam Tbk PT..........    7,500       35,556
  KT&G Corp. ..................      542       32,065
  Souza Cruz SA................    2,903       32,649
                                          -----------
TOTAL TOBACCO                                 100,270
                                          -----------
  TRADING COMPANIES & DISTRIBUTORS 0.5%
  Daewoo International Corp. ..      900       34,937
  Samsung C&T Corp. ...........      467       33,772
  SK Networks Co., Ltd. .......    2,700       29,856
                                          -----------
TOTAL TRADING COMPANIES & DISTRIBUTORS         98,565
                                          -----------
  TRANSPORTATION INFRASTRUCTURE 1.3%
  Beijing Capital International
     Airport Co., Ltd. -- Class
     H.........................   60,000       29,584
  China Merchants Holdings
     International Co., Ltd. ..   10,000       46,025
  Cia de Concessoes
     Rodoviarias...............    1,031       32,118
  COSCO Pacific Ltd. ..........   20,000       41,403
  EcoRodovias Infraestrutura e
     Logistica SA..............    3,578       31,506
  Grupo Aeroportuario del
     Pacifico SAB de CV ADR....      761       31,741
  PLUS Expressways BHD.........   19,500       29,559
  Zhejiang Expressway Co.,
     Ltd. -- Class H...........   30,000       24,757
                                          -----------
TOTAL TRANSPORTATION INFRASTRUCTURE           266,693
                                          -----------
  WATER UTILITIES 0.2%
  Cia de Saneamento Basico do
     Estado de Sao Paulo ADR...      552       32,303
                                          -----------
TOTAL WATER UTILITIES                          32,303
                                          -----------
  WIRELESS TELECOMMUNICATION SERVICES 2.4%
  Advanced Info Service PCL....   10,500       32,538
  America Movil SAB de CV ADR..      507       29,000
  Axiata Group BHD*............   18,000       29,777
  China Mobile Ltd. ADR........      601       27,700
  Maxis BHD....................   16,000       29,007
  Mobile Telesystems OJSC ADR..    1,517       32,085
  MTN Group Ltd. ..............    1,657       36,724
  Orascom Telecom Holding SAE
     GDR*......................    8,651       29,846
  Philippine Long Distance
     Telephone Co. ADR.........      547       31,721
  Sistema JSFC GDR.............    1,170       32,982
  SK Telecom Co., Ltd. ADR.....    1,602       30,406
  Taiwan Mobile Co., Ltd. .....   10,000       25,804
  Tim Participacoes SA ADR.....      746       35,196
  Turkcell Iletisim Hizmet AS
     ADR.......................    1,981       29,319
  Vivo Participacoes SA ADR....      796       33,281
  Vodacom Group Ltd. ..........    2,773       33,804
                                          -----------
TOTAL WIRELESS TELECOMMUNICATION
  SERVICES                                    499,190
                                          -----------
TOTAL COMMON STOCKS
  (Cost $18,162,235)                       19,162,577
                                          -----------

  EXCHANGE TRADED FUNDS 8.3%
  WisdomTree India Earnings
     Fund......................   70,676    1,759,832
                                          -----------
TOTAL EXCHANGE TRADED FUNDS
  (Cost $1,762,032)                         1,759,832
                                          -----------

  SHORT TERM INVESTMENTS 1.1%
  SSgA Government Money Market
     Fund......................  231,218      231,218
                                          -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $231,217)                             231,218
                                          -----------
TOTAL INVESTMENTS 99.8%(B)
  (Cost $20,155,484)                       21,153,627
                                          -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.2%                            35,189
                                          -----------
NET ASSETS--100.0%                        $21,188,816
-----------------------------------------------------




   * Non-Income Producing Security.

 (a) Values determined based on Level 3 inputs.

 (b) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

ADR--American Depositary Receipt

ADS--American Depositary Share

GDR--Global Depository Receipt



See Notes to Financial Statements.

64




RYDEX MSCI EMERGING MARKETS EQUAL WEIGHT ETF
INVESTMENT CONCENTRATION
--------------------------------------------------------------------------------

At April 30, 2011, the investment diversification of the Portfolio was as follows:

COUNTRY                          % OF INVESTMENTS
-------------------------------------------------
Taiwan.........................        15.30%
South Korea....................        14.98%
Brazil.........................        10.68%
United States..................         9.53%
China..........................         9.23%
South Africa...................         6.50%
Cayman Islands.................         6.09%
Indonesia......................         3.27%
Malaysia.......................         3.02%
Thailand.......................         2.98%
Russia.........................         2.82%
Mexico.........................         2.74%
Hong Kong......................         2.73%
Turkey.........................         2.71%
Bermuda........................         1.70%
Chile..........................         1.53%
Poland.........................         1.42%
Philippines....................         0.94%
Hungary........................         0.64%
Czech..........................         0.46%
Egypt..........................         0.31%
Colombia.......................         0.30%
Peru...........................         0.12%
-------------------------------------------------
TOTAL INVESTMENTS..............       100.00%




See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  65





RYDEX MSCI ACWI EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2011
--------------------------------------------------------------------------------


                                              MARKET
                                  SHARES       VALUE
----------------------------------------------------
COMMON STOCKS 26.8%
  AEROSPACE & DEFENSE 0.5%
  Boeing Co.(The)...............      36      $2,872
  General Dynamics Corp. .......      36       2,622
  Goodrich Corp. ...............      30       2,651
  Honeywell International,
     Inc. ......................      48       2,939
  ITT Corp. ....................      45       2,601
  L-3 Communications Holdings,
     Inc. ......................      33       2,646
  Lockheed Martin Corp. ........      33       2,615
  Northrop Grumman Corp. .......      39       2,481
  Precision Castparts Corp. ....      18       2,781
  Raytheon Co. .................      51       2,476
  Rockwell Collins, Inc. .......      42       2,650
  United Technologies Corp. ....      33       2,956
                                          ----------
TOTAL AEROSPACE & DEFENSE                     32,290
                                          ----------
  AIR FREIGHT & LOGISTICS 0.2%
  C.H. Robinson Worldwide,
     Inc. ......................      34       2,726
  Expeditors International of
     Washington, Inc. ..........      50       2,713
  FedEx Corp. ..................      28       2,679
  United Parcel Service,
     Inc. -- Class B............      36       2,699
                                          ----------
TOTAL AIR FREIGHT & LOGISTICS                 10,817
                                          ----------
  AIRLINES 0.1%
  Delta Air Lines, Inc.*........     237       2,460
  Southwest Airlines Co. .......     225       2,644
  United Continental Holdings,
     Inc.*......................     108       2,464
                                          ----------
TOTAL AIRLINES                                 7,568
                                          ----------
  AUTO COMPONENTS 0.3%
  Autoliv, Inc. ................      34       2,724
  BorgWarner, Inc.*.............      36       2,780
  Goodyear Tire & Rubber
     Co.(The)*..................     192       3,485
  Johnson Controls, Inc. .......      66       2,706
  Magna International, Inc. ....      51       2,614
  TRW Automotive Holdings
     Corp.*.....................      48       2,739
                                          ----------
TOTAL AUTO COMPONENTS                         17,048
                                          ----------
  AUTOMOBILES 0.1%
  Ford Motor Co.*...............     180       2,784
  General Motors Co.*...........      75       2,407
  Harley-Davidson, Inc. ........      66       2,459
                                          ----------
TOTAL AUTOMOBILES                              7,650
                                          ----------
  BEVERAGES 0.4%
  Brown-Forman Corp. -- Class
     B..........................      39       2,803
  Coca-Cola Co.(The)............      40       2,698
  Coca-Cola Enterprises, Inc. ..     102       2,898
  Constellation Brands,
     Inc. -- Class A*...........     124       2,776
  Dr Pepper Snapple Group,
     Inc. ......................      71       2,783
  Hansen Natural Corp.*.........      48       3,175
  Molson Coors Brewing
     Co. -- Class B.............      60       2,925
  PepsiCo, Inc. ................      40       2,756
                                          ----------
TOTAL BEVERAGES                               22,814
                                          ----------
  BIOTECHNOLOGY 0.4%
  Alexion Pharmaceuticals,
     Inc.*......................      30       2,907
  Amgen, Inc.*..................      49       2,786
  Biogen Idec, Inc.*............      39       3,797
  Celgene Corp.*................      51       3,003
  Cephalon, Inc.*...............      48       3,686
  Gilead Sciences, Inc.*........      69       2,680
  Human Genome Sciences, Inc.*..     103       3,035
  Vertex Pharmaceuticals,
     Inc.*......................      60       3,301
                                          ----------
TOTAL BIOTECHNOLOGY                           25,195
                                          ----------
  BUILDING PRODUCTS 0.0%(A)
  Masco Corp. ..................     207       2,778
                                          ----------
TOTAL BUILDING PRODUCTS                        2,778
                                          ----------
  CAPITAL MARKETS 0.6%
  Ameriprise Financial, Inc. ...      42       2,607
  Bank of New York Mellon
     Corp. .....................      87       2,520
  BlackRock, Inc. ..............      14       2,743
  Charles Schwab Corp.(The).....     141       2,582
  Eaton Vance Corp. ............      84       2,837
  Franklin Resources, Inc. .....      21       2,711
  Goldman Sachs Group,
     Inc.(The)..................      15       2,265
  Invesco Ltd. .................     102       2,537
  Jefferies Group, Inc. ........     105       2,538
  Legg Mason, Inc. .............      75       2,786
  Morgan Stanley................      90       2,353
  Northern Trust Corp. .........      51       2,549
  SEI Investments Co. ..........     113       2,523
  State Street Corp. ...........      58       2,700
  T. Rowe Price Group, Inc. ....      39       2,506
  TD Ameritrade Holding Corp. ..     126       2,714
                                          ----------
TOTAL CAPITAL MARKETS                         41,471
                                          ----------
  CHEMICALS 0.9%
  Agrium, Inc. .................      30       2,713
  Air Products & Chemicals,
     Inc. ......................      30       2,866
  Airgas, Inc. .................      42       2,917
  Celanese Corp. -- Class A.....      66       3,295
  CF Industries Holdings,
     Inc. ......................      21       2,973
  Dow Chemical Co. (The)........      75       3,074
  Du Pont (E.I.) de Nemours &
     Co. .......................      51       2,896
  Eastman Chemical Co. .........      30       3,218
  Ecolab, Inc. .................      53       2,796
  FMC Corp. ....................      34       3,002
  International Flavors &
     Fragrances, Inc. ..........      48       3,049
  Lubrizol Corp. ...............      24       3,228
  LyondellBasell Industries
     NV -- Class A*.............      72       3,204
  Monsanto Co. .................      36       2,449
  Mosaic Co.(The)...............      33       2,470
  PPG Industries, Inc. .........      30       2,840
  Praxair, Inc. ................      27       2,873
  Sherwin-Williams Co.(The).....      33       2,716
  Sigma-Aldrich Corp. ..........      40       2,823
                                          ----------
TOTAL CHEMICALS                               55,402
                                          ----------
  COMMERCIAL BANKS 0.7%
  Bank of Montreal..............      42       2,757
  Bank of Nova Scotia...........      45       2,747
  BB&T Corp. ...................      96       2,584
  Canadian Imperial Bank of
     Commerce...................      30       2,593
  CIT Group, Inc.*..............      60       2,548
  Comerica, Inc. ...............      69       2,617
  Fifth Third Bancorp...........     183       2,428
  KeyCorp.......................     294       2,549
  M&T Bank Corp. ...............      30       2,651
  Marshall & Ilsley Corp. ......     348       2,843
  PNC Financial Services Group,
     Inc. ......................      42       2,618
  Regions Financial Corp. ......     360       2,642
  Royal Bank of Canada..........      45       2,833
  SunTrust Banks, Inc. .........      87       2,453
  Toronto-Dominion Bank (The)...      33       2,859


See Notes to Financial Statements.

66



RYDEX MSCI ACWI EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2011
--------------------------------------------------------------------------------


                                              MARKET
                                  SHARES       VALUE
----------------------------------------------------
COMMON STOCKS (CONTINUED)

  U.S. Bancorp..................      96      $2,479
  Wells Fargo & Co. ............      84       2,445
                                          ----------
TOTAL COMMERCIAL BANKS                        44,646
                                          ----------
  COMMERCIAL SERVICES & SUPPLIES 0.4%
  Avery Dennison Corp. .........      66       2,755
  Cintas Corp. .................      94       2,919
  Iron Mountain, Inc. ..........     105       3,344
  Pitney Bowes, Inc. ...........     108       2,652
  R.R. Donnelley & Sons Co. ....     144       2,716
  Republic Services, Inc. ......      90       2,846
  Ritchie Bros Auctioneers,
     Inc. ......................     102       3,190
  Stericycle, Inc.*.............      30       2,738
  Waste Management, Inc. .......      72       2,841
                                          ----------
TOTAL COMMERCIAL SERVICES & SUPPLIES          26,001
                                          ----------
  COMMUNICATIONS EQUIPMENT 0.3%
  Cisco Systems, Inc. ..........     134       2,353
  F5 Networks, Inc.*............      24       2,433
  Harris Corp. .................      57       3,028
  Juniper Networks, Inc.*.......      60       2,300
  Motorola Mobility Holdings,
     Inc.*......................      87       2,267
  Motorola Solutions, Inc.*.....      69       3,166
  QUALCOMM, Inc. ...............      45       2,558
                                          ----------
TOTAL COMMUNICATIONS EQUIPMENT                18,105
                                          ----------
  COMPUTERS & PERIPHERALS 0.4%
  Apple, Inc.*..................       9       3,134
  Dell, Inc.*...................     174       2,699
  EMC Corp.*....................      99       2,806
  Hewlett-Packard Co. ..........      61       2,462
  NetApp, Inc.*.................      49       2,547
  SanDisk Corp.*................      54       2,653
  Seagate Technology PLC........     195       3,436
  Western Digital Corp.*........      87       3,463
                                          ----------
TOTAL COMPUTERS & PERIPHERALS                 23,200
                                          ----------
  CONSTRUCTION & ENGINEERING 0.3%
  Fluor Corp. ..................      39       2,728
  Foster Wheeler AG*............      75       2,668
  Jacobs Engineering Group,
     Inc.*......................      54       2,679
  KBR, Inc. ....................      84       3,223
  Quanta Services, Inc.*........     120       2,601
  URS Corp.*....................      57       2,551
                                          ----------
TOTAL CONSTRUCTION & ENGINEERING              16,450
                                          ----------
  CONSTRUCTION MATERIALS 0.1%
  Martin Marietta Materials,
     Inc. ......................      30       2,736
  Vulcan Materials Co. .........      60       2,712
                                          ----------
TOTAL CONSTRUCTION MATERIALS                   5,448
                                          ----------
  CONSUMER FINANCE 0.2%
  American Express Co. .........      58       2,847
  Capital One Financial Corp. ..      51       2,791
  Discover Financial Services...     123       3,055
  SLM Corp.*....................     180       2,986
                                          ----------
TOTAL CONSUMER FINANCE                        11,679
                                          ----------
  CONTAINERS & PACKAGING 0.2%
  Ball Corp. ...................      72       2,686
  Crown Holdings, Inc.*.........      69       2,581
  Owens-Illinois, Inc.*.........      87       2,581
  Sealed Air Corp. .............      96       2,474
                                          ----------
TOTAL CONTAINERS & PACKAGING                  10,322
                                          ----------
  DISTRIBUTORS 0.0%(A)
  Genuine Parts Co. ............      51       2,739
                                          ----------
TOTAL DISTRIBUTORS                             2,739
                                          ----------
  DIVERSIFIED CONSUMER SERVICES 0.1%
  Apollo Group, Inc. -- Class
     A*.........................      57       2,282
  DeVry, Inc. ..................      48       2,539
  H&R Block, Inc. ..............     177       3,060
                                          ----------
TOTAL DIVERSIFIED CONSUMER SERVICES            7,881
                                          ----------
  DIVERSIFIED FINANCIAL SERVICES 0.4%
  Bank of America Corp. ........     189       2,321
  Citigroup, Inc.*..............     564       2,589
  CME Group, Inc. ..............       9       2,662
  IntercontinentalExchange,
     Inc.*......................      21       2,527
  JPMorgan Chase & Co. .........      57       2,601
  Leucadia National Corp. ......      81       3,131
  Moody's Corp. ................      90       3,523
  Nasdaq OMX Group (The)*.......      93       2,520
  NYSE Euronext.................      72       2,884
                                          ----------
TOTAL DIVERSIFIED FINANCIAL SERVICES          24,758
                                          ----------
  DIVERSIFIED TELECOMMUNICATION SERVICES 0.3%
  AT&T, Inc. ...................      91       2,832
  BCE, Inc. ....................      72       2,695
  CenturyTel, Inc. .............      66       2,691
  Frontier Communications
     Corp. .....................     321       2,655
  TELUS Corp. ..................      57       2,860
  Verizon Communications,
     Inc. ......................      75       2,833
  Windstream Corp. .............     202       2,588
                                          ----------
TOTAL DIVERSIFIED TELECOMMUNICATION
  SERVICES                                    19,154
                                          ----------
  ELECTRIC UTILITIES 0.5%
  American Electric Power Co.,
     Inc. ......................      71       2,590
  Duke Energy Corp. ............     143       2,667
  Edison International..........      71       2,788
  Entergy Corp. ................      36       2,510
  Exelon Corp. .................      63       2,656
  FirstEnergy Corp. ............      69       2,757
  NextEra Energy, Inc. .........      48       2,715
  Northeast Utilities...........      78       2,777
  Pepco Holdings, Inc. .........     138       2,659
  Pinnacle West Capital Corp. ..      63       2,734
  PPL Corp. ....................     101       2,770
  Progress Energy, Inc. ........      57       2,705
  Southern Co. .................      67       2,616
                                          ----------
TOTAL ELECTRIC UTILITIES                      34,944
                                          ----------
  ELECTRICAL EQUIPMENT 0.2%
  AMETEK, Inc. .................      63       2,901
  Cooper Industries PLC.........      42       2,770
  Emerson Electric Co. .........      45       2,734
  Rockwell Automation, Inc. ....      30       2,614
  Roper Industries, Inc. .......      33       2,854
                                          ----------
TOTAL ELECTRICAL EQUIPMENT                    13,873
                                          ----------
  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
     0.3%
  Amphenol Corp. -- Class A.....      45       2,516
  Arrow Electronics, Inc.*......      69       3,146
  Avnet, Inc.*..................      78       2,833
  Corning, Inc. ................     117       2,450


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  67




RYDEX MSCI ACWI EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2011
--------------------------------------------------------------------------------


                                              MARKET
                                  SHARES       VALUE
----------------------------------------------------
COMMON STOCKS (CONTINUED)

  Dolby Laboratories,
     Inc. -- Class A*...........      51      $2,553
  Flextronics International
     Ltd.*......................     330       2,300
  FLIR Systems, Inc. ...........      84       2,958
  TE Connectivity Ltd. .........      75       2,689
                                          ----------
TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS
  & COMPONENTS                                21,445
                                          ----------
  ENERGY EQUIPMENT & SERVICES 0.6%
  Baker Hughes, Inc. ...........      39       3,019
  Cameron International Corp.*..      45       2,372
  Diamond Offshore Drilling,
     Inc. ......................      36       2,731
  FMC Technologies, Inc.*.......      60       2,789
  Halliburton Co. ..............      57       2,877
  Helmerich & Payne, Inc. ......      42       2,786
  IHS, Inc. -- Class A*.........      33       2,912
  Nabors Industries, Ltd.*......      96       2,942
  National-Oilwell Varco,
     Inc. ......................      33       2,531
  Noble Corp. ..................      60       2,581
  Pride International, Inc.*....      66       2,898
  Rowan Cos., Inc.*.............      66       2,752
  Schlumberger, Ltd. ...........      30       2,693
  Weatherford International
     Ltd.*......................     111       2,395
                                          ----------
TOTAL ENERGY EQUIPMENT & SERVICES             38,278
                                          ----------
  FOOD & STAPLES RETAILING 0.3%
  Costco Wholesale Corp. .......      36       2,913
  CVS Caremark Corp. ...........      81       2,936
  Kroger Co.(The)...............     108       2,626
  Safeway, Inc. ................     113       2,747
  Sysco Corp. ..................      90       2,602
  Wal-Mart Stores, Inc. ........      47       2,584
  Walgreen Co. .................      63       2,691
  Whole Foods Market, Inc. .....      45       2,824
                                          ----------
TOTAL FOOD & STAPLES RETAILING                21,923
                                          ----------
  FOOD PRODUCTS 0.7%
  Archer-Daniels-Midland Co. ...      72       2,665
  Bunge Ltd. ...................      36       2,716
  Campbell Soup Co. ............      76       2,553
  ConAgra Foods, Inc. ..........     117       2,861
  General Mills, Inc. ..........      72       2,778
  H.J. Heinz Co. ...............      52       2,664
  Hershey Co.(The)..............      51       2,943
  Hormel Foods Corp. ...........      99       2,911
  J.M. Smucker Co.(The).........      39       2,928
  Kellogg Co. ..................      51       2,921
  Kraft Foods, Inc. -- Class A..      84       2,821
  McCormick & Co., Inc. ........      57       2,800
  Mead Johnson Nutrition Co. ...      43       2,876
  Ralcorp Holdings, Inc.*.......      40       3,112
  Sara Lee Corp. ...............     156       2,995
  Tyson Foods, Inc. -- Class A..     144       2,865
                                          ----------
TOTAL FOOD PRODUCTS                           45,409
                                          ----------
  GAS UTILITIES 0.1%
  Energen Corp. ................      45       2,925
  Oneok, Inc. ..................      42       2,938
                                          ----------
TOTAL GAS UTILITIES                            5,863
                                          ----------
  HEALTH CARE EQUIPMENT & SUPPLIES 0.7%
  Baxter International, Inc. ...      51       2,902
  Beckman Coulter, Inc. ........      33       2,734
  Becton, Dickinson & Co. ......      33       2,836
  Boston Scientific Corp.*......     378       2,831
  C.R. Bard, Inc. ..............      27       2,882
  CareFusion Corp.*.............      99       2,908
  Covidien PLC..................      51       2,840
  Dentsply International,
     Inc. ......................      72       2,703
  Edwards Lifesciences Corp.*...      30       2,591
  Hologic, Inc.*................     132       2,907
  Intuitive Surgical, Inc.*.....       9       3,147
  Medtronic, Inc. ..............      66       2,755
  St Jude Medical, Inc. ........      57       3,046
  Stryker Corp. ................      42       2,478
  Varian Medical Systems,
     Inc.*......................      39       2,738
  Zimmer Holdings, Inc.*........      42       2,740
                                          ----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES        45,038
                                          ----------
  HEALTH CARE PROVIDERS & SERVICES 0.8%
  Aetna, Inc. ..................      69       2,855
  AmerisourceBergen Corp. ......      72       2,926
  Cardinal Health, Inc. ........      66       2,884
  CIGNA Corp. ..................      63       2,950
  Coventry Health Care, Inc.*...      87       2,807
  DaVita, Inc.*.................      33       2,907
  Express Scripts, Inc.*........      48       2,724
  Henry Schein, Inc.*...........      39       2,850
  Humana, Inc.*.................      42       3,197
  Laboratory Corp. of America
     Holdings*..................      30       2,894
  McKesson Corp. ...............      33       2,739
  Medco Health Solutions,
     Inc.*......................      42       2,492
  Omnicare, Inc. ...............      96       3,016
  Patterson Cos., Inc. .........      81       2,812
  Quest Diagnostics, Inc. ......      48       2,706
  UnitedHealth Group, Inc. .....      63       3,101
  WellPoint, Inc. ..............      39       2,995
                                          ----------
TOTAL HEALTH CARE PROVIDERS & SERVICES        48,855
                                          ----------
  HEALTH CARE TECHNOLOGY 0.1%
  Cerner Corp.*.................      27       3,245
                                          ----------
TOTAL HEALTH CARE TECHNOLOGY                   3,245
                                          ----------
  HOTELS, RESTAURANTS & LEISURE 0.6%
  Carnival Corp. ...............      61       2,322
  Chipotle Mexican Grill,
     Inc. -- Class A*...........      12       3,201
  Darden Restaurants, Inc. .....      53       2,489
  International Game
     Technology.................     165       2,919
  Las Vegas Sands Corp.*........      60       2,821
  Marriott International,
     Inc. -- Class A............      65       2,294
  McDonald's Corp. .............      34       2,663
  MGM Resorts International*....     195       2,469
  Royal Caribbean Cruises
     Ltd.*......................      60       2,389
  Starbucks Corp. ..............      82       2,968
  Starwood Hotels & Resorts
     Worldwide, Inc. ...........      45       2,681
  Tim Hortons, Inc. ............      63       3,064
  Wynn Resorts Ltd. ............      21       3,090
  Yum! Brands, Inc. ............      52       2,789
                                          ----------
TOTAL HOTELS, RESTAURANTS & LEISURE           38,159
                                          ----------
  HOUSEHOLD DURABLES 0.4%
  D.R. Horton, Inc. ............     225       2,799
  Fortune Brands, Inc. .........      42       2,733
  Garmin Ltd.*..................      81       2,773
  Leggett & Platt, Inc. ........     117       3,076
  Mohawk Industries, Inc.*......      45       2,702
  Newell Rubbermaid, Inc. ......     138       2,630
  Pulte Homes, Inc.*............     381       3,098
  Stanley Black & Decker,
     Inc. ......................      36       2,615


See Notes to Financial Statements.

68



RYDEX MSCI ACWI EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2011
--------------------------------------------------------------------------------


                                              MARKET
                                  SHARES       VALUE
----------------------------------------------------
COMMON STOCKS (CONTINUED)

  Toll Brothers, Inc.*..........     126      $2,647
  Whirlpool Corp. ..............      33       2,844
                                          ----------
TOTAL HOUSEHOLD DURABLES                      27,917
                                          ----------
  HOUSEHOLD PRODUCTS 0.3%
  Church & Dwight Co., Inc. ....      36       2,969
  Clorox Co. ...................      39       2,717
  Colgate-Palmolive Co. ........      33       2,783
  Energizer Holdings, Inc.*.....      37       2,795
  Kimberly-Clark Corp. .........      40       2,642
  Procter & Gamble Co. .........      42       2,726
                                          ----------
TOTAL HOUSEHOLD PRODUCTS                      16,632
                                          ----------
  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.2%
  AES Corp.(The)*...............     219       2,900
  Calpine Corp.*................     180       3,015
  Constellation Energy Group,
     Inc. ......................      87       3,168
  NRG Energy, Inc.*.............     132       3,194
                                          ----------
TOTAL INDEPENDENT POWER PRODUCERS &
  ENERGY TRADERS                              12,277
                                          ----------
  INDUSTRIAL CONGLOMERATES 0.2%
  3M Co. .......................      30       2,916
  General Electric Co. .........     129       2,638
  Textron, Inc. ................      99       2,584
  Tyco International Ltd. ......      60       2,925
                                          ----------
TOTAL INDUSTRIAL CONGLOMERATES                11,063
                                          ----------
  INSURANCE 1.4%
  ACE Ltd. .....................      42       2,824
  AFLAC, Inc. ..................      45       2,529
  Allstate Corp. ...............      84       2,843
  American International Group,
     Inc.*......................      62       1,931
  Aon Corp. ....................      51       2,661
  Arch Capital Group Ltd.*......      28       2,912
  Assurant, Inc. ...............      66       2,620
  Axis Capital Holdings Ltd. ...      73       2,581
  Berkshire Hathaway,
     Inc. -- Class B*...........      31       2,582
  Chubb Corp.(The)..............      45       2,934
  Cincinnati Financial Corp. ...      78       2,471
  Everest Re Group Ltd. ........      30       2,734
  Fidelity National Financial,
     Inc. -- Class A............     190       2,934
  Genworth Financial,
     Inc. -- Class A*...........     201       2,450
  Hartford Financial Services
     Group, Inc.(The)...........      93       2,694
  Lincoln National Corp. .......      84       2,623
  Loews Corp. ..................      63       2,788
  Manulife Financial Corp. .....     141       2,534
  Marsh & McLennan Cos., Inc. ..      87       2,634
  MetLife, Inc. ................      57       2,667
  Old Republic International
     Corp. .....................     206       2,610
  PartnerRe Ltd. ...............      33       2,652
  Principal Financial Group,
     Inc. ......................      78       2,632
  Progressive Corp. ............     125       2,742
  Prudential Financial, Inc. ...      42       2,664
  RenaissanceRe Holdings Ltd. ..      39       2,741
  Sun Life Financial, Inc. .....      81       2,654
  Torchmark Corp. ..............      42       2,811
  Transatlantic Holdings,
     Inc. ......................      50       2,464
  Travelers Cos., Inc.(The).....      45       2,848
  Unum Group....................     102       2,701
  Validus Holdings, Ltd. .......      85       2,766
  W.R. Berkley Corp. ...........      90       2,935
  Willis Group Holdings PLC.....      69       2,851
  XL Group PLC..................     114       2,784
                                          ----------
TOTAL INSURANCE                               93,801
                                          ----------
  INTERNET & CATALOG RETAIL 0.2%
  Amazon.com, Inc.*.............      15       2,948
  Expedia, Inc. ................     129       3,229
  Liberty Media
     Corp. -- Interactive -- -
     Class A -- Tracking
     Stock*.....................     159       2,779
  Netflix, Inc.*................      12       2,792
  Priceline.com, Inc.*..........       6       3,282
                                          ----------
TOTAL INTERNET & CATALOG RETAIL               15,030
                                          ----------
  INTERNET SOFTWARE & SERVICES 0.2%
  Akamai Technologies, Inc.*....      66       2,273
  eBay, Inc.*...................      81       2,787
  Google, Inc. -- Class A*......       3       1,632
  Open Text Corp.*..............      45       2,754
  VeriSign, Inc. ...............      73       2,698
  Yahoo!, Inc.*.................     160       2,840
                                          ----------
TOTAL INTERNET SOFTWARE & SERVICES            14,984
                                          ----------
  IT SERVICES 0.7%
  Accenture PLC -- Class A......      51       2,914
  Alliance Data Systems Corp.*..      33       3,135
  Automatic Data Processing,
     Inc. ......................      54       2,935
  Cognizant Technology Solutions
     Corp. -- Class A*..........      36       2,984
  Computer Sciences Corp. ......      57       2,906
  Fidelity National Information
     Services, Inc. ............      84       2,780
  Fiserv, Inc.*.................      42       2,575
  International Business
     Machines Corp. ............      15       2,559
  Lender Processing Services,
     Inc. ......................      78       2,296
  Mastercard, Inc. -- Class A...      12       3,311
  Paychex, Inc. ................      81       2,650
  SAIC, Inc.*...................     165       2,871
  Teradata Corp.*...............      57       3,187
  Total System Services, Inc. ..     153       2,884
  Visa, Inc. -- Class A.........      34       2,656
  Western Union Co. ............     126       2,677
                                          ----------
TOTAL IT SERVICES                             45,320
                                          ----------
  LEISURE EQUIPMENT & PRODUCTS 0.1%
  Hasbro, Inc. .................      60       2,810
  Mattel, Inc. .................     100       2,672
                                          ----------
TOTAL LEISURE EQUIPMENT & PRODUCTS             5,482
                                          ----------
  LIFE SCIENCES TOOLS & SERVICES 0.3%
  Agilent Technologies, Inc.*...      63       3,144
  Covance, Inc.*................      48       3,005
  Illumina, Inc.*...............      39       2,768
  Life Technologies Corp.*......      51       2,815
  Pharmaceutical Product
     Development, Inc. .........      96       2,962
  Thermo Fisher Scientific,
     Inc.*......................      48       2,880
  Waters Corp.*.................      33       3,234
                                          ----------
TOTAL LIFE SCIENCES TOOLS & SERVICES          20,808
                                          ----------
  MACHINERY 0.8%
  AGCO Corp.*...................      51       2,936
  Bucyrus International,
     Inc. -- Class A............      28       2,561
  Caterpillar, Inc. ............      27       3,116
  Cummins, Inc. ................      27       3,245
  Danaher Corp. ................      54       2,983
  Deere & Co. ..................      30       2,925
  Dover Corp. ..................      42       2,858


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  69




RYDEX MSCI ACWI EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2011
--------------------------------------------------------------------------------


                                              MARKET
                                  SHARES       VALUE
----------------------------------------------------
COMMON STOCKS (CONTINUED)

  Eaton Corp. ..................      48      $2,569
  Flowserve Corp. ..............      21       2,659
  Illinois Tool Works, Inc. ....      51       2,979
  Ingersoll-Rand PLC............      60       3,030
  Joy Global, Inc. .............      27       2,726
  PACCAR, Inc. .................      54       2,868
  Pall Corp. ...................      48       2,805
  Parker-Hannifin Corp. ........      30       2,830
  Pentair, Inc. ................      72       2,891
  SPX Corp. ....................      33       2,853
                                          ----------
TOTAL MACHINERY                               48,834
                                          ----------
  MEDIA 0.8%
  Cablevision Systems
     Corp. -- Class A...........      72       2,537
  CBS Corp. -- Class B..........     120       3,026
  Comcast Corp. -- Class A......     105       2,755
  DIRECTV -- Class A*...........      57       2,770
  Discovery Communications,
     Inc. -- Class A*...........      61       2,700
  DISH Network Corp. Class A*...     117       2,930
  Interpublic Group of Cos.,
     Inc. ......................     228       2,679
  Liberty Global, Inc. -- Class
     A*.........................      63       2,930
  McGraw-Hill Cos., Inc. .......      69       2,792
  News Corp. ...................     147       2,778
  Omnicom Group, Inc. ..........      54       2,656
  Scripps Networks
     Interactive -- Class A.....      49       2,520
  Time Warner Cable, Inc. ......      36       2,813
  Time Warner, Inc. ............      69       2,612
  Viacom, Inc. -- Class B.......      64       3,274
  Virgin Media, Inc. ...........      99       2,996
  Walt Disney Co.(The)..........      63       2,715
  Washington Post
     Co.(The) -- Class B........       6       2,615
                                          ----------
TOTAL MEDIA                                   50,098
                                          ----------
  METALS & MINING 0.7%
  Agnico-Eagle Mines Ltd. ......      39       2,714
  Alcoa, Inc. ..................     159       2,703
  Allegheny Technologies,
     Inc. ......................      42       3,024
  Barrick Gold Corp. ...........      49       2,500
  Cliffs Natural Resources,
     Inc. ......................      27       2,530
  Eldorado Gold Corp. ..........     150       2,787
  Freeport-McMoRan Copper &
     Gold, Inc. ................      49       2,696
  Goldcorp, Inc. ...............      55       3,071
  IAMGOLD Corp. ................     135       2,801
  Ivanhoe Mines Ltd.*...........      99       2,602
  Kinross Gold Corp. ...........     168       2,661
  Newmont Mining Corp. .........      44       2,579
  Nucor Corp. ..................      57       2,677
  Pan American Silver Corp. ....      68       2,453
  Silver Wheaton Corp. .........      69       2,803
  Teck Resources Ltd. -- Class
     A..........................      48       2,604
  United States Steel Corp. ....      45       2,147
  Yamana Gold, Inc. ............     216       2,745
                                          ----------
TOTAL METALS & MINING                         48,097
                                          ----------
  MULTI-UTILITIES 0.7%
  Alliant Energy Corp. .........      69       2,728
  Ameren Corp. .................      90       2,638
  CenterPoint Energy, Inc. .....     163       3,032
  Consolidated Edison, Inc. ....      52       2,710
  Dominion Resources, Inc. .....      60       2,785
  DTE Energy Co. ...............      57       2,880
  Integrys Energy Group, Inc. ..      52       2,723
  MDU Resources Group, Inc. ....     125       2,986
  NiSource, Inc. ...............     141       2,743
  NSTAR.........................      60       2,778
  PG&E Corp. ...................      55       2,535
  Public Service Enterprise
     Group, Inc. ...............      81       2,606
  SCANA Corp. ..................      62       2,574
  Sempra Energy.................      51       2,810
  Wisconsin Energy Corp. .......      86       2,684
  Xcel Energy, Inc. ............     107       2,603
                                          ----------
TOTAL MULTI-UTILITIES                         43,815
                                          ----------
  MULTILINE RETAIL 0.4%
  Dollar General Corp.*.........      93       3,031
  Dollar Tree, Inc.*............      47       2,702
  Family Dollar Stores, Inc. ...      52       2,819
  J.C. Penney Co., Inc. ........      72       2,768
  Kohl's Corp. .................      46       2,425
  Macy's, Inc. .................     114       2,726
  Nordstrom, Inc. ..............      58       2,758
  Sears Holdings Corp.*.........      33       2,837
  Target Corp. .................      47       2,308
                                          ----------
TOTAL MULTILINE RETAIL                        24,374
                                          ----------
  OFFICE ELECTRONICS 0.0%(A)
  Xerox Corp. ..................     231       2,331
                                          ----------
TOTAL OFFICE ELECTRONICS                       2,331
                                          ----------
  OIL, GAS & CONSUMABLE FUELS 1.9%
  Alpha Natural Resources,
     Inc.*......................      48       2,792
  Anadarko Petroleum Corp. .....      33       2,605
  Apache Corp. .................      21       2,801
  Arch Coal, Inc. ..............      81       2,778
  Cabot Oil & Gas Corp. ........      60       3,377
  Cameco Corp. .................      66       1,946
  Canadian Natural Resources
     Ltd. ......................      54       2,536
  Cenovus Energy, Inc. .........      69       2,650
  Chesapeake Energy Corp. ......      78       2,626
  Chevron Corp. ................      27       2,955
  Cimarex Energy Co. ...........      24       2,654
  Concho Resources, Inc.*.......      24       2,564
  ConocoPhillips................      33       2,605
  CONSOL Energy, Inc. ..........      54       2,921
  Denbury Resources, Inc.*......     114       2,573
  Devon Energy Corp. ...........      30       2,730
  El Paso Corp. ................     147       2,853
  Enbridge, Inc. ...............      45       2,917
  Encana Corp. .................      81       2,715
  EOG Resources, Inc. ..........      24       2,710
  EQT Corp. ....................      54       2,841
  Exxon Mobil Corp. ............      30       2,640
  Hess Corp. ...................      30       2,579
  Kinder Morgan Management
     LLC*.......................      41       2,774
  Marathon Oil Corp. ...........      54       2,918
  Murphy Oil Corp. .............      36       2,789
  Newfield Exploration Co.*.....      37       2,620
  Nexen, Inc. ..................     102       2,696
  Noble Energy, Inc. ...........      30       2,888
  Occidental Petroleum Corp. ...      27       3,086
  Peabody Energy Corp. .........      42       2,807
  PetroHawk Energy Corp.*.......     129       3,484
  Pioneer Natural Resources
     Co. .......................      27       2,760
  Plains Exploration &
     Production Co.*............      69       2,625
  QEP Resources, Inc. ..........      69       2,948
  Range Resources Corp. ........      51       2,879
  Southwestern Energy Co.*......      69       3,026
  Spectra Energy Corp. .........     102       2,962


See Notes to Financial Statements.

70



RYDEX MSCI ACWI EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2011
--------------------------------------------------------------------------------


                                              MARKET
                                  SHARES       VALUE
----------------------------------------------------
COMMON STOCKS (CONTINUED)

  Suncor Energy, Inc. ..........      60      $2,762
  Sunoco, Inc. .................      63       2,688
  Talisman Energy, Inc. ........     108       2,603
  TransCanada Corp. ............      69       2,963
  Ultra Petroleum Corp.*........      56       2,844
  Valero Energy Corp. ..........      99       2,802
  Williams Cos., Inc.(The)......      90       2,985
                                          ----------
TOTAL OIL, GAS & CONSUMABLE FUELS            125,277
                                          ----------
  PAPER & FOREST PRODUCTS 0.1%
  International Paper Co. ......      96       2,965
  MeadWestvaco Corp. ...........      90       3,032
                                          ----------
TOTAL PAPER & FOREST PRODUCTS                  5,997
                                          ----------
  PERSONAL PRODUCTS 0.1%
  Avon Products, Inc. ..........      90       2,644
  Estee Lauder Cos.,
     Inc. -- Class A............      30       2,910
                                          ----------
TOTAL PERSONAL PRODUCTS                        5,554
                                          ----------
  PHARMACEUTICALS 0.6%
  Abbott Laboratories...........      55       2,862
  Allergan, Inc. ...............      36       2,864
  Bristol-Myers Squibb Co. .....     101       2,838
  Eli Lilly & Co. ..............      76       2,813
  Forest Laboratories, Inc.*....      80       2,653
  Hospira, Inc.*................      47       2,666
  Johnson & Johnson, Inc. ......      43       2,826
  Merck & Co., Inc. ............      75       2,696
  Mylan, Inc.*..................     120       2,990
  Perrigo Co. ..................      36       3,253
  Pfizer, Inc. .................     138       2,893
  Valeant Pharmaceuticals
     International, Inc. .......      66       3,474
  Warner Chilcott PLC -- Class
     A..........................     114       2,628
  Watson Pharmaceuticals,
     Inc.*......................      48       2,977
                                          ----------
TOTAL PHARMACEUTICALS                         40,433
                                          ----------
  PROFESSIONAL SERVICES 0.2%
  Dun & Bradstreet Corp. .......      33       2,712
  Equifax, Inc. ................      73       2,740
  Manpower, Inc. ...............      42       2,782
  Robert Half International,
     Inc. ......................      84       2,548
  Verisk Analytics,
     Inc. -- Class A*...........      81       2,665
                                          ----------
TOTAL PROFESSIONAL SERVICES                   13,447
                                          ----------
  REAL ESTATE INVESTMENT TRUSTS (REITS) 1.0%
  AMB Property Corp. ...........      75       2,730
  Annaly Capital Management,
     Inc. ......................     142       2,533
  AvalonBay Communities, Inc. ..      24       3,039
  Boston Properties, Inc. ......      30       3,136
  Duke Realty Corp. ............     201       3,065
  Equity Residential............      51       3,046
  Federal Realty Investment
     Trust......................      33       2,889
  General Growth Properties,
     Inc. ......................     174       2,906
  HCP, Inc. ....................      72       2,853
  Health Care REIT, Inc. .......      54       2,903
  Host Hotels & Resorts, Inc. ..     147       2,615
  Kimco Realty Corp. ...........     144       2,814
  Liberty Property Trust........      81       2,849
  Macerich Co.(The).............      55       2,905
  Plum Creek Timber Co., Inc. ..      63       2,715
  ProLogis......................     171       2,786
  Public Storage, Inc. .........      24       2,815
  Rayonier, Inc. ...............      45       2,986
  Regency Centers Corp. ........      60       2,824
  Simon Property Group, Inc. ...      24       2,749
  Ventas, Inc. .................      48       2,685
  Vornado Realty Trust..........      30       2,900
  Weyerhaeuser Co. .............     111       2,554
                                          ----------
TOTAL REAL ESTATE INVESTMENT TRUSTS
  (REITS)                                     65,297
                                          ----------
  REAL ESTATE MANAGEMENT & DEVELOPMENT 0.1%
  Brookfield Asset Management,
     Inc. -- Class A............      81       2,723
  CB Richard Ellis Group,
     Inc. -- Class A*...........     108       2,885
                                          ----------
TOTAL REAL ESTATE MANAGEMENT &
  DEVELOPMENT                                  5,608
                                          ----------
  ROAD & RAIL 0.3%
  Canadian National Railway
     Co. .......................      36       2,787
  Canadian Pacific Railway
     Ltd. ......................      39       2,583
  CSX Corp. ....................      36       2,833
  J.B. Hunt Transport Services,
     Inc. ......................      66       3,147
  Norfolk Southern Corp. .......      42       3,137
  Union Pacific Corp. ..........      27       2,794
                                          ----------
TOTAL ROAD & RAIL                             17,281
                                          ----------


  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.9%
  Advanced Micro Devices,
     Inc.*......................     294       2,675
  Altera Corp. .................      66       3,214
  Analog Devices, Inc. .........      66       2,660
  Applied Materials, Inc. ......     168       2,636
  Avago Technologies Ltd. ......      78       2,610
  Broadcom Corp. -- Class A*....      59       2,076
  Cree, Inc.*...................      51       2,078
  First Solar, Inc.*............      15       2,093
  Intel Corp. ..................     119       2,760
  KLA-Tencor Corp. .............      54       2,371
  Lam Research Corp.*...........      51       2,464
  Linear Technology Corp. ......      78       2,714
  LSI Corp.*....................     423       3,100
  Marvell Technology Group
     Ltd.*......................     135       2,083
  Maxim Integrated Products,
     Inc. ......................      99       2,707
  MEMC Electronic Materials,
     Inc.*......................     192       2,271
  Microchip Technology, Inc. ...      72       2,955
  Micron Technology, Inc.*......     243       2,743
  National Semiconductor
     Corp. .....................     174       4,197
  NVIDIA Corp.*.................     117       2,340
  Texas Instruments, Inc. ......      75       2,665
  Xilinx, Inc. .................      81       2,824
                                          ----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT                                   58,236
                                          ----------
  SOFTWARE 0.7%
  Activision Blizzard, Inc. ....     226       2,574
  Adobe Systems, Inc.*..........      78       2,617
  Autodesk, Inc.*...............      66       2,969
  BMC Software, Inc.*...........      54       2,712
  CA, Inc. .....................     108       2,656
  Citrix Systems, Inc.*.........      39       3,289
  Electronic Arts, Inc.*........     141       2,845
  Intuit, Inc.*.................      51       2,834
  Microsoft Corp. ..............      99       2,576
  Nuance Communications, Inc.*..     141       2,919
  Oracle Corp. .................      81       2,920
  Red Hat, Inc.*................      66       3,133
  Salesforce.com, Inc.*.........      21       2,911
  Symantec Corp.*...............     147       2,888
  Synopsys, Inc.*...............      96       2,629
  VMware, Inc. -- Class A*......      30       2,863
                                          ----------
TOTAL SOFTWARE                                45,335
                                          ----------


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  71




RYDEX MSCI ACWI EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)                   April 30, 2011
--------------------------------------------------------------------------------


                                              MARKET
                                  SHARES       VALUE
----------------------------------------------------
COMMON STOCKS (CONCLUDED)

  SPECIALTY RETAIL 0.8%
  Abercrombie & Fitch
     Co. -- Class A.............      48      $3,398
  Advance Auto Parts, Inc. .....      40       2,618
  American Eagle Outfitters,
     Inc. ......................     174       2,708
  AutoZone, Inc.*...............       9       2,541
  Bed Bath & Beyond, Inc.*......      57       3,199
  Best Buy Co., Inc. ...........      81       2,529
  CarMax, Inc.*.................      76       2,637
  GameStop Corp. -- Class A*....     129       3,313
  Gap, Inc.(The)................     117       2,719
  Home Depot, Inc. .............      72       2,674
  Limited Brands, Inc. .........      77       3,169
  Lowe's Cos., Inc. ............     105       2,756
  O'Reilly Automotive, Inc.*....      48       2,835
  PetSmart, Inc. ...............      66       2,783
  Ross Stores, Inc. ............      36       2,653
  Staples, Inc. ................     118       2,495
  Tiffany & Co. ................      45       3,125
  TJX Cos., Inc. ...............      51       2,735
  Urban Outfitters, Inc.*.......      68       2,139
                                          ----------
TOTAL SPECIALTY RETAIL                        53,026
                                          ----------
  TEXTILES, APPAREL & LUXURY GOODS 0.2%
  Coach, Inc. ..................      46       2,751
  Gildan Activewear, Inc. ......      84       3,122
  NIKE, Inc. -- Class B.........      30       2,470
  Polo Ralph Lauren Corp. ......      21       2,746
  V.F. Corp. ...................      27       2,715
                                          ----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS        13,804
                                          ----------
  THRIFTS & MORTGAGE FINANCE 0.1%
  Hudson City Bancorp, Inc. ....     227       2,163
  New York Community Bancorp,
     Inc. ......................     144       2,390
  People's United Financial,
     Inc. ......................     204       2,793
                                          ----------
TOTAL THRIFTS & MORTGAGE FINANCE               7,346
                                          ----------
  TOBACCO 0.2%
  Altria Group, Inc. ...........     106       2,845
  Lorillard, Inc. ..............      31       3,302
  Philip Morris International,
     Inc. ......................      42       2,916
  Reynolds American, Inc. ......      78       2,895
                                          ----------
TOTAL TOBACCO                                 11,958
                                          ----------
  TRADING COMPANIES & DISTRIBUTORS 0.1%
  Fastenal Co. .................      42       2,818
  W.W. Grainger, Inc. ..........      21       3,183
                                          ----------
TOTAL TRADING COMPANIES & DISTRIBUTORS         6,001
                                          ----------
  WATER UTILITIES 0.0%(A)
  American Water Works Co,
     Inc. ......................      96       2,820
                                          ----------
TOTAL WATER UTILITIES                          2,820
                                          ----------
  WIRELESS TELECOMMUNICATION SERVICES 0.3%
  American Tower Corp. -- Class
     A*.........................      49       2,563
  Crown Castle International
     Corp.*.....................      61       2,614
  MetroPCS Communications,
     Inc.*......................     195       3,282
  NII Holdings, Inc.*...........      63       2,620
  Rogers Communications, Inc. ..      71       2,686
  SBA Communications
     Corp. -- Class A*..........      63       2,434
  Sprint Nextel Corp.*..........     621       3,217
  Telephone & Data Systems,
     Inc. ......................      81       2,718
                                          ----------
TOTAL WIRELESS TELECOMMUNICATION
  SERVICES                                    22,134
                                          ----------
TOTAL COMMON STOCKS
  (Cost $1,617,861)                        1,730,865
                                          ----------
  EXCHANGE TRADED FUNDS 72.8%
  Rydex MSCI EAFE Equal Weight
     ETF+.......................  54,906   2,497,674
  Rydex MSCI Emerging Markets
     Equal Weight ETF+..........  51,286   2,208,683
                                          ----------
TOTAL EXCHANGE TRADED FUNDS
  (Cost $4,436,226)                        4,706,357
                                          ----------
  SHORT TERM INVESTMENTS 0.4%
  SSgA Government Money Market
     Fund.......................  29,808      29,808
                                          ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $29,808)                              29,808
                                          ----------
TOTAL INVESTMENTS 100.0%(B)
  (Cost $6,083,895)                        6,467,030
                                          ----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.0%(A)                           614
                                          ----------
NET ASSETS--100.0%                        $6,467,644
----------------------------------------------------




   * Non-Income Producing Security.

   + Investment in an affiliated issuer

 (a) Amount represents less than 0.05% of net assets.

 (b) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.



See Notes to Financial Statements.

72




RYDEX MSCI ACWI EQUAL WEIGHT ETF
INVESTMENT CONCENTRATION
--------------------------------------------------------------------------------

At April 30, 2011, the investment diversification of the Portfolio was as follows:

COUNTRY                          % OF INVESTMENTS
-------------------------------------------------
International..................        72.77%
United States..................        24.18%
Canada.........................         1.74%
Bermuda........................         0.41%
Ireland........................         0.36%
Switzerland....................         0.29%
Netherlands Antilles...........         0.09%
Singapore......................         0.08%
Liberia........................         0.04%
Panama.........................         0.04%
-------------------------------------------------
TOTAL INVESTMENTS..............       100.00%




See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  73






STATEMENT OF ASSETS AND LIABILITIES (Unaudited)                   April 30, 2011
--------------------------------------------------------------------------------


                                                   RYDEX RUSSELL   RYDEX RUSSELL   RYDEX RUSSELL
                                                    MIDCAP EQUAL   1000(R) EQUAL   2000(R) EQUAL
                                                      WEIGHT ETF      WEIGHT ETF      WEIGHT ETF
                                                   -------------   -------------   -------------
ASSETS
Investments at Market Value*.....................   $12,184,179     $10,356,347     $15,522,354
Receivables:
  Investments Sold...............................        14,975           9,933           5,354
  Dividends......................................         5,796           6,123           6,704
                                                    -----------     -----------     -----------
     TOTAL ASSETS................................    12,204,950      10,372,403      15,534,412
                                                    -----------     -----------     -----------
LIABILITIES
Payables:
  Accrued Management Fees........................         3,908           3,191           4,481
                                                    -----------     -----------     -----------
     TOTAL LIABILITIES...........................         3,908           3,191           4,481
                                                    -----------     -----------     -----------
NET ASSETS.......................................   $12,201,042     $10,369,212     $15,529,931
                                                    ===========     ===========     ===========
NET ASSETS CONSIST OF:
Paid-in Capital..................................   $10,944,209     $ 9,249,329     $14,077,001
Undistributed Net Investment Income..............         6,274           6,411           7,397
Accumulated Net Realized Gain on Investment
  Securities.....................................        34,519          85,930         105,002
Net Unrealized Appreciation (Depreciation) on
  Investment Securities..........................     1,216,040       1,027,542       1,340,531
                                                    -----------     -----------     -----------
NET ASSETS.......................................   $12,201,042     $10,369,212     $15,529,931
                                                    ===========     ===========     ===========
Shares Outstanding (Unlimited Shares Authorized),
  No Par Value...................................       350,000         300,000         450,000
                                                    ===========     ===========     ===========
Net Asset Value, Offering Price and Repurchase
  Price Per Share................................   $     34.86     $     34.56     $     34.51
                                                    ===========     ===========     ===========
*Total Cost of Investments.......................   $10,968,139     $ 9,328,805     $14,181,823
                                                    ===========     ===========     ===========





See Notes to Financial Statements.

74




STATEMENT OF ASSETS AND LIABILITIES (Unaudited) (concluded)       April 30, 2011
--------------------------------------------------------------------------------


                                                                      RYDEX MSCI
                                                      RYDEX MSCI        EMERGING   RYDEX MSCI
                                                      EAFE EQUAL   MARKETS EQUAL   ACWI EQUAL
                                                      WEIGHT ETF      WEIGHT ETF   WEIGHT ETF
                                                     -----------   -------------   ----------
ASSETS
Investments at Market Value*.......................  $26,656,802    $21,153,627    $1,760,673
Investments in Affiliated Issuers, at Market
  Value**..........................................           --             --     4,706,357
                                                     -----------    -----------    ----------
Total Investments***...............................   26,656,802     21,153,627     6,467,030
                                                     -----------    -----------    ----------
Foreign currency, at value (Cost $22,845 and
  $2,329, respectively)............................       23,252          2,337            --
Cash...............................................           --             --             2
Receivables:
  Investments Sold.................................           --              7            --
  Dividends........................................      143,115         51,009         1,111
Receivable from Manager............................           --          4,015           748
                                                     -----------    -----------    ----------
     TOTAL ASSETS..................................   26,823,169     21,210,995     6,468,891
                                                     -----------    -----------    ----------
LIABILITIES
Payables:
  Investments Purchased............................          454             --            --
  Accrued Management Fees..........................       11,675         14,421         1,247
  Capital Gains Tax................................           --          7,758            --
                                                     -----------    -----------    ----------
     TOTAL LIABILITIES.............................       12,129         22,179         1,247
                                                     -----------    -----------    ----------
NET ASSETS.........................................  $26,811,040    $21,188,816    $6,467,644
                                                     ===========    ===========    ==========
NET ASSETS CONSIST OF:
Paid-in Capital....................................  $24,728,819    $20,045,948    $6,069,646
Undistributed Net Investment Income................      176,804         54,815         3,859
Accumulated Net Realized Gain on Investment
  Securities and Foreign Currency..................       98,528         89,515        11,004
Net Unrealized Appreciation (Depreciation) on
  Investment Securities and Foreign Currency.......    1,806,889        998,538       383,135
                                                     -----------    -----------    ----------
NET ASSETS.........................................  $26,811,040    $21,188,816    $6,467,644
                                                     ===========    ===========    ==========
Shares Outstanding (Unlimited Shares Authorized),
  No Par Value.....................................      600,000        500,000       150,000
                                                     ===========    ===========    ==========
Net Asset Value, Offering Price and Repurchase
  Price Per Share..................................  $     44.69    $     42.38    $    43.12
                                                     ===========    ===========    ==========
*Investments in Unaffiliated Issuers, at Cost......  $24,852,292    $20,155,484    $1,647,669
                                                     ===========    ===========    ==========
**Investments in Affiliated Issuers, at Cost.......           --             --     4,436,226
                                                     ===========    ===========    ==========
***Total Cost of Investments.......................  $24,852,292    $20,155,484    $6,083,895
                                                     ===========    ===========    ==========






See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  75






STATEMENT OF OPERATIONS (Unaudited)          For the Period Ended April 30, 2011
--------------------------------------------------------------------------------


                                                   RYDEX RUSSELL   RYDEX RUSSELL   RYDEX RUSSELL
                                                    MIDCAP EQUAL   1000(R) EQUAL   2000(R) EQUAL
                                                     WEIGHT ETF*     WEIGHT ETF*     WEIGHT ETF*
                                                   -------------   -------------   -------------
INVESTMENT INCOME
  Dividends, Net of Foreign Taxes Withheld.......    $   44,553      $   54,133      $   39,735
                                                     ----------      ----------      ----------
EXPENSES
  Management Fee.................................        12,586          13,047          13,554
  Trustee Fees...................................            95             118              96
  Other Fees.....................................            84              41              18
                                                     ----------      ----------      ----------
     Total Expenses..............................        12,765          13,206          13,668
                                                     ----------      ----------      ----------
Net Investment Income............................        31,788          40,927          26,067
                                                     ----------      ----------      ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net Realized Gain From:
  Investments....................................        34,519          85,930         105,002
                                                     ----------      ----------      ----------
Net Change in Unrealized Appreciation
  (Depreciation) on:
  Investment Securities..........................     1,216,040       1,027,542       1,340,531
                                                     ----------      ----------      ----------
Net Realized and Unrealized Gain on Investments..     1,250,559       1,113,472       1,445,533
                                                     ----------      ----------      ----------
     NET INCREASE IN NET ASSETS RESULTING FROM
       OPERATIONS................................    $1,282,347      $1,154,399      $1,471,600
                                                     ==========      ==========      ==========
Foreign Taxes Withheld...........................    $       16      $       24      $        2



   * The Fund commenced operations on December 3, 2010.


See Notes to Financial Statements.

76




STATEMENT OF OPERATIONS (Unaudited) (concluded)   For the Period Ended April 30,
2011
--------------------------------------------------------------------------------


                                                                     RYDEX MSCI
                                                     RYDEX MSCI        EMERGING     RYDEX MSCI
                                                     EAFE EQUAL   MARKETS EQUAL     ACWI EQUAL
                                                    WEIGHT ETF*     WEIGHT ETF*   WEIGHT ETF**
                                                    -----------   -------------   ------------
INVESTMENT INCOME
  Dividends, Net of Foreign Taxes Withheld........   $  272,255     $  101,018      $  5,677
  Dividends from Affiliated Issuers...............           --             --         2,886
                                                     ----------     ----------      --------
     Total Income.................................      272,255        101,018         8,563
                                                     ----------     ----------      --------
EXPENSES
  Management Fee..................................       42,295         38,851         2,676
  Trustee Fees....................................          256            187            --
  Other Fees......................................          228             --            --
                                                     ----------     ----------      --------
     Total Expenses...............................       42,779         39,038         2,676
                                                     ----------     ----------      --------
  Less:
  Expenses waived by Advisor......................           --         (4,015)         (748)
                                                     ----------     ----------      --------
     Net Expenses.................................       42,779         35,023         1,928
                                                     ----------     ----------      --------
Net Investment Income.............................      229,476         65,995         6,635
                                                     ----------     ----------      --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) From:
  Investments.....................................       97,011        133,053         8,465
  Investments in Affiliated Issuers...............           --             --         2,536
  Capital Gains Tax...............................           --         (7,921)           --
  Foreign Currency Transactions...................        1,517        (35,617)            3
                                                     ----------     ----------      --------
     Net Realized Gain............................       98,528         89,515        11,004
Net Change in Unrealized Appreciation
  (Depreciation) on:
  Investment Securities...........................    1,804,510        998,143       113,004
  Investments in Affiliated Issuers...............           --             --       270,131
  Foreign Currency Transactions...................        2,379            395            --
                                                     ----------     ----------      --------
Net Change in Unrealized Appreciation on
  Investments.....................................    1,806,889        998,538       383,135
                                                     ----------     ----------      --------
Net Realized and Unrealized Gain on Investments
  and Foreign Currency Transactions...............    1,905,417      1,088,053       394,139
                                                     ----------     ----------      --------
     NET INCREASE IN NET ASSETS RESULTING FROM
       OPERATIONS.................................   $2,134,893     $1,154,048      $400,774
                                                     ==========     ==========      ========
Foreign Taxes Withheld............................   $   23,762     $    7,650      $     63



    * The Fund commenced operations on December 3, 2010.

   ** The Fund commenced operations on January 7, 2011.



See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  77






STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                               RYDEX RUSSELL
                                               MIDCAP EQUAL   RYDEX RUSSELL 1000(R)  RYDEX RUSSELL 2000(R)
                                                WEIGHT ETF*     EQUAL WEIGHT ETF*      EQUAL WEIGHT ETF*
                                              --------------  ---------------------  ---------------------
                                                PERIOD ENDED           PERIOD ENDED           PERIOD ENDED
                                              APRIL 30, 2011         APRIL 30, 2011         APRIL 30, 2011
                                                 (UNAUDITED)            (UNAUDITED)            (UNAUDITED)
                                              --------------  ---------------------  ---------------------
OPERATIONS
  Net Investment Income.....................    $    31,788        $    40,927            $    26,067
  Net Realized Gain.........................         34,519             85,930                105,002
  Net Change in Unrealized Appreciation
     (Depreciation) on Investments..........      1,216,040          1,027,542              1,340,531
                                                -----------        -----------            -----------
  Net Increase in Net Assets Resulting From
     Operations.............................      1,282,347          1,154,399              1,471,600
                                                -----------        -----------            -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income.....................        (25,514)           (34,516)               (18,670)
                                                -----------        -----------            -----------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Purchased............     10,944,209          9,249,329             14,077,001
                                                -----------        -----------            -----------
  Net Increase in Net Assets Resulting From
     Share Transactions.....................     10,944,209          9,249,329             14,077,001
                                                -----------        -----------            -----------
     Increase in Net Assets.................     12,201,042         10,369,212             15,529,931
NET ASSETS--BEGINNING OF PERIOD.............             --                 --                     --
                                                -----------        -----------            -----------
NET ASSETS--END OF PERIOD(1)................    $12,201,042        $10,369,212            $15,529,931
                                                ===========        ===========            ===========
(1) Including Undistributed Net Investment
  Income....................................    $     6,274        $     6,411            $     7,397
                                                ===========        ===========            ===========
CHANGES IN SHARES OUTSTANDING:
  Shares Purchased..........................        350,000            300,000                450,000
  Shares Outstanding, Beginning of Period...             --                 --                     --
                                                -----------        -----------            -----------
  Shares Outstanding, End of Period.........        350,000            300,000                450,000
                                                ===========        ===========            ===========




   * The Fund commenced operations on December 3, 2010.


See Notes to Financial Statements.

78




STATEMENTS OF CHANGES IN NET ASSETS (concluded)
--------------------------------------------------------------------------------


                                                                    RYDEX MSCI
                                              RYDEX MSCI EAFE    EMERGING MARKETS     RYDEX MSCI ACWI
                                             EQUAL WEIGHT ETF*   EQUAL WEIGHT ETF*  EQUAL WEIGHT ETF**
                                            ------------------  ------------------  ------------------
                                            PERIOD ENDED APRIL  PERIOD ENDED APRIL  PERIOD ENDED APRIL
                                                      30, 2011            30, 2011            30, 2011
                                                   (UNAUDITED)         (UNAUDITED)         (UNAUDITED)
                                            ------------------  ------------------  ------------------
OPERATIONS
  Net Investment Income...................      $   229,476         $    65,995         $    6,635
  Net Realized Gain.......................           98,528              89,515             11,004
  Net Change in Unrealized Appreciation
     (Depreciation) on Investments........        1,806,889             998,538            383,135
                                                -----------         -----------         ----------
  Net Increase in Net Assets Resulting
     From Operations......................        2,134,893           1,154,048            400,774
                                                -----------         -----------         ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income...................          (52,672)            (11,180)            (2,776)
                                                -----------         -----------         ----------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Purchased..........       24,728,819          20,045,948          6,069,646
                                                -----------         -----------         ----------
  Net Increase in Net Assets Resulting
     From Share Transactions..............       24,728,819          20,045,948          6,069,646
                                                -----------         -----------         ----------
     Increase in Net Assets...............       26,811,040          21,188,816          6,467,644
NET ASSETS--BEGINNING OF PERIOD...........               --                  --                 --
                                                -----------         -----------         ----------
NET ASSETS--END OF PERIOD(1)..............      $26,811,040         $21,188,816         $6,467,644
                                                ===========         ===========         ==========
(1) Including Undistributed Net Investment
  Income..................................      $   176,804         $    54,815         $    3,859
                                                ===========         ===========         ==========
CHANGES IN SHARES OUTSTANDING:
  Shares Purchased........................          600,000             500,000            150,000
  Shares Outstanding, Beginning of
     Period...............................               --                  --                 --
                                                -----------         -----------         ----------
  Shares Outstanding, End of Period.......          600,000             500,000            150,000
                                                ===========         ===========         ==========




    * The Fund commenced operations on December 3, 2010.

   ** The Fund commenced operations on January 7, 2011.



See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  79






FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                      RYDEX RUSSELL
                                                                       MIDCAP EQUAL
                                                                        WEIGHT ETF
                                                                     ---------------
                                                                        PERIOD ENDED
                                                                     APRIL 30, 2011*
                                                                         (UNAUDITED)
                                                                     ---------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD.............................      $ 30.21
                                                                         -------
Net Investment Income**............................................         0.14
Net Realized and Unrealized Gain on Investments....................         4.60
                                                                         -------
TOTAL FROM INVESTMENT OPERATIONS...................................         4.74
                                                                         -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income..............................................        (0.09)
                                                                         -------
NET ASSET VALUE AT END OF PERIOD...................................      $ 34.86
                                                                         =======
TOTAL RETURN***....................................................        15.70%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's Omitted)........................      $12,201
RATIO TO AVERAGE NET ASSETS OF:
Total Expenses.....................................................         0.41%****
Net Investment Income..............................................         1.01%****
Portfolio Turnover Rate+...........................................           11%



      * The Fund commenced operations on December 3, 2010.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions. Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.


See Notes to Financial Statements.

80




FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------


                                                                      RYDEX RUSSELL
                                                                      1000(R) EQUAL
                                                                        WEIGHT ETF
                                                                     ---------------
                                                                        PERIOD ENDED
                                                                     APRIL 30, 2011*
                                                                         (UNAUDITED)
                                                                     ---------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD.............................      $ 30.18
                                                                         -------
Net Investment Income**............................................         0.18
Net Realized and Unrealized Gain on Investments....................         4.34
                                                                         -------
TOTAL FROM INVESTMENT OPERATIONS...................................         4.52
                                                                         -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income..............................................        (0.14)
                                                                         -------
NET ASSET VALUE AT END OF PERIOD...................................      $ 34.56
                                                                         =======
TOTAL RETURN***....................................................        15.00%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's Omitted)........................      $10,369
RATIO TO AVERAGE NET ASSETS OF:
Total Expenses.....................................................         0.40%****
Net Investment Income..............................................         1.25%****
Portfolio Turnover Rate+...........................................           10%



      * The Fund commenced operations on December 3, 2010.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions. Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  81





FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------


                                                                      RYDEX RUSSELL
                                                                      2000(R) EQUAL
                                                                        WEIGHT ETF
                                                                     ---------------
                                                                        PERIOD ENDED
                                                                     APRIL 30, 2011*
                                                                         (UNAUDITED)
                                                                     ---------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD.............................      $ 30.19
                                                                         -------
Net Investment Income**............................................         0.11
Net Realized and Unrealized Gain on Investments....................         4.28
                                                                         -------
TOTAL FROM INVESTMENT OPERATIONS...................................         4.39
                                                                         -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income..............................................        (0.07)
                                                                         -------
NET ASSET VALUE AT END OF PERIOD...................................      $ 34.51
                                                                         =======
TOTAL RETURN***....................................................        14.55%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's Omitted)........................      $15,530
RATIO TO AVERAGE NET ASSETS OF:
Total Expenses.....................................................         0.40%****
Net Investment Income..............................................         0.77%****
Portfolio Turnover Rate+...........................................           17%



      * The Fund commenced operations on December 3, 2010.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions. Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.


See Notes to Financial Statements.

82




FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------


                                                                        RYDEX MSCI
                                                                        EAFE EQUAL
                                                                        WEIGHT ETF
                                                                     ---------------
                                                                        PERIOD ENDED
                                                                     APRIL 30, 2011*
                                                                         (UNAUDITED)
                                                                     ---------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD.............................      $ 40.63
                                                                         -------
Net Investment Income**............................................         0.56
Net Realized and Unrealized Gain on Investments....................         3.59
                                                                         -------
TOTAL FROM INVESTMENT OPERATIONS...................................         4.15
                                                                         -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income..............................................        (0.09)
                                                                         -------
NET ASSET VALUE AT END OF PERIOD...................................      $ 44.69
                                                                         =======
TOTAL RETURN***....................................................        10.21%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's Omitted)........................      $26,811
RATIO TO AVERAGE NET ASSETS OF:
Total Expenses.....................................................         0.56%****
Net Investment Income..............................................         2.98%****
Portfolio Turnover Rate+...........................................            4%



      * The Fund commenced operations on December 3, 2010.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions. Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  83





FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------


                                                                        RYDEX MSCI
                                                                         EMERGING
                                                                      MARKETS EQUAL
                                                                        WEIGHT ETF
                                                                     ---------------
                                                                        PERIOD ENDED
                                                                     APRIL 30, 2011*
                                                                         (UNAUDITED)
                                                                     ---------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD.............................      $ 40.21
                                                                         -------
Net Investment Income**............................................         0.21
Net Realized and Unrealized Gain on Investments....................         2.00
                                                                         -------
TOTAL FROM INVESTMENT OPERATIONS...................................         2.21
                                                                         -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income..............................................        (0.04)
                                                                         -------
NET ASSET VALUE AT END OF PERIOD...................................      $ 42.38
                                                                         =======
TOTAL RETURN***....................................................         5.50%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's Omitted)........................      $21,189
RATIO TO AVERAGE NET ASSETS OF:
Total Expenses.....................................................         0.70%****
Net Expenses*****..................................................         0.63%****
Net Investment Income..............................................         1.19%****
Portfolio Turnover Rate+...........................................           19%



       * The Fund commenced operations on December 3, 2010.
      ** Based on average shares outstanding.
     *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
    **** Annualized.
   ***** Net expense information reflects the expense ratios after expense waivers.
       + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions. Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.


See Notes to Financial Statements.

84




FINANCIAL HIGHLIGHTS (concluded)
--------------------------------------------------------------------------------


                                                                        RYDEX MSCI
                                                                        ACWI EQUAL
                                                                        WEIGHT ETF
                                                                     ---------------
                                                                        PERIOD ENDED
                                                                     APRIL 30, 2011*
                                                                         (UNAUDITED)
                                                                     ---------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD.............................       $39.91
                                                                          ------
Net Investment Income**............................................         0.06
Net Realized and Unrealized Gain on Investments....................         3.18
                                                                          ------
TOTAL FROM INVESTMENT OPERATIONS...................................         3.24
                                                                          ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income..............................................        (0.03)
                                                                          ------
NET ASSET VALUE AT END OF PERIOD...................................       $43.12
                                                                          ======
TOTAL RETURN***....................................................         8.12%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's Omitted)........................       $6,468
RATIO TO AVERAGE NET ASSETS OF:
Total Expenses.....................................................         0.20%****
Net Expenses*****..................................................         0.14%****
Net Investment Income..............................................         0.50%****
Portfolio Turnover Rate+...........................................            3%



       * The fund commenced operations on January 7, 2011.
      ** Based on average shares outstanding.
     *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
    **** Annualized.
   ***** Net expense information reflects the expense ratios after expense waivers.
       + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions. Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.



See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  85






NOTES TO FINANCIAL STATEMENTS (Unaudited)                         April 30, 2011
--------------------------------------------------------------------------------

1.  ORGANIZATION

Rydex ETF Trust (the "Trust") is an open-end, management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust was organized as a Delaware statutory trust on November 22, 2002. As of April 30, 2011, the Trust offers twenty-five portfolios, each of which represents a separate series of beneficial interest in the Trust (each a "Fund", and collectively, the "Funds"). The financial statements herein relate to the following funds: Rydex Russell MidCap Equal Weight ETF, Rydex Russell 1000(R) Equal Weight ETF, Rydex Russell 2000(R) Equal Weight ETF, Rydex MSCI EAFE Equal Weight ETF, Rydex MSCI Emerging Markets Equal Weight ETF and Rydex MSCI ACWI Equal Weight ETF. Rydex Russell MidCap Equal Weight ETF, Rydex Russell 1000(R) Equal Weight ETF, Rydex Russell 2000(R) Equal Weight ETF, Rydex MSCI EAFE Equal Weight ETF and Rydex MSCI Emerging Markets Equal Weight ETF commenced operations on December 3, 2010 and the Rydex MSCI ACWI Equal Weight ETF commenced operations on January 7, 2011.

The Funds' investment objective is to replicate as closely as possible, before fees and expenses, the daily performance of an index representing publicly traded equity securities (the "Underlying Index"). Rydex Russell MidCap Equal Weight ETF tracks the Russell MidCap Equal Weight Index, the Rydex Russell 1000(R) Equal Weight ETF tracks the Russell 1000(R) Equal Weight Index, the Rydex Russell 2000(R) Equal Weight ETF tracks the Russell 2000(R) Equal Weight Index, the Rydex MSCI EAFE Equal Weight ETF tracks the MSCI EAFE Equal Weighted Index, the Rydex MSCI Emerging Markets Equal Weight ETF tracks the MSCI Emerging Markets Equal Weighted Index and the Rydex MSCI ACWI Equal Weight ETF tracks the MSCI ACWI Equal Weighted Index. The Funds seek to achieve their objective by investing in common stocks or ETFs, where applicable, that comprise the Underlying Index. The Funds use a "replication" strategy to track the Underlying Index. Replication refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index.

The Funds operate as index funds and are not actively managed. Adverse performance of a security in the Funds' portfolio will ordinarily not result in the elimination of the security from the Funds' portfolio.

The Funds issue and redeem shares on a continuous basis, at Net Asset Value per share ("NAV"), only in aggregation of 50,000 shares called a "Creation Unit". Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index.

2.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosures at the date of the financial statements and accompanying notes and the reported amounts of increases and decreases in net assets from operations during the reporting period. Management believes that the estimates utilized in preparing the Funds' financial statements are reasonable and prudent; however, actual results could differ from these estimates.

A. SECURITY VALUATION

Securities listed on a domestic securities exchange are valued based on the last sale price as of the close of regular trading hours on the New York Stock Exchange ("NYSE") or, in the absence of recorded sales, are valued at the most recent bid price. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price. The Funds invest in money market mutual funds, which are valued at their NAV.

Securities, for which market quotations are not readily available, including investments that are subject to limitations as to their sale, are valued at fair value as determined in good faith by Security Global Investors, an affiliated entity, which acts as the Funds' investment advisor (the "Advisor"), in accordance with procedures adopted by the Board of Trustees. In determining fair value, consideration is given to market conditions, relative benchmarks and other financial data.

If events occur after the close of a foreign exchange that will affect the value of a Fund's portfolio securities before the time as of which the NAV is calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the Funds' NAV. Some of the factors which may be considered by the Board of Trustees in determining fair value are fundamental analytical data relating to the investment, the nature and duration of any restrictions on disposition, trading in similar securities of the same issuer or comparable companies, information from broker-dealers, and an evaluation of the forces that influence the market in which the securities are purchased and sold.

86




NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
--------------------------------------------------------------------------------


Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS(R). In addition, the Board of Trustees has authorized the Valuation Committee and Administrator to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Debt securities with a maturity greater than 60 days are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, a security is valued at the reported bid price at the close of business. Short-term debt securities, with a maturity of 60 days or less, are valued at amortized cost which approximates market value.

B. SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from portfolio fund transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, net of foreign tax withholdings. Interest income is recorded on the accrual basis. Distributions received from investments in real estate investment trusts ("REITs") are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

C. REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements with financial institutions. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund's money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by Security Global Investors. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercising of the Funds right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Funds could suffer a loss. It is the current policy of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Funds, amounts to more than 15% of the Funds net assets. The investments of the Funds in repurchase agreements, at times, may be substantial when, in the view of Security Global Investors, liquidity or other considerations so warrant. For the period ended April 30, 2011, the Funds had not engaged in repurchase agreement transactions.

D. FOREIGN CURRENCY TRANSACTIONS

The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales of foreign currencies, and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or

                                                          SEMI-ANNUAL REPORT  87





NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
--------------------------------------------------------------------------------



paid. Net unrealized foreign exchange gains or losses arise from changes in the value of portfolio securities and other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

E. FEDERAL INCOME TAXES

The Funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income and capital gains, if any, to the shareholders within the allowable time limits. Therefore, no provision for Federal income taxes is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken on Federal income tax returns for all open tax years (fiscal year 2010), and has concluded that no provision for income tax was required in the Funds' financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for in-kind redemptions, distributions in excess of current year earnings, excise taxes paid, income reclassifications from REITs and losses deferred due to wash sales.

For the period ended April 30, 2011, the Funds realized net capital gains resulting from in-kind redemptions and other transactions. Because gains from in-kind redemptions are not-taxable to the Funds, and are not distributed to existing Fund shareholders, the gains are reclassified from accumulated net realized gains to paid-in-capital at the end of the Funds' tax year. These reclassifications have no effect on net assets or NAV. The in-kind net capital gains for the period ended April 30, 2011 are disclosed in the Fund's Statement of Operations.

At April 30, 2011, the identified cost of investments in securities owned by each Fund for Federal income tax purposes and the gross unrealized appreciation and depreciation were as follows:

                                                                GROSS          GROSS   NET UNREALIZED
                                            IDENTIFIED     UNREALIZED     UNREALIZED     APPRECIATION
FUND                                              COST   APPRECIATION   DEPRECIATION   (DEPRECIATION)
----                                       -----------   ------------   ------------   --------------
Rydex Russell MidCap Equal Weight ETF....  $10,968,139    $1,302,188      $ (86,148)     $1,216,040
Rydex Russell 1000(R) Equal Weight ETF...    9,328,805     1,119,241        (91,699)      1,027,542
Rydex Russell 2000(R) Equal Weight ETF...   14,181,823     1,577,037       (236,506)      1,340,531
Rydex MSCI EAFE Equal Weight ETF.........   24,852,292     2,356,472       (551,962)      1,804,510
Rydex MSCI Emerging Markets Equal Weight
  ETF....................................   20,155,484     1,452,329       (454,186)        998,143
Rydex MSCI ACWI Equal Weight ETF.........    6,083,895       400,110        (16,975)        383,135


F. FAIR VALUE MEASUREMENT

In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds' investments. The inputs are summarized in the three broad levels listed below:

     Level 1 -- quoted prices in active markets for identical securities. The types of assets and liabilities carried at Level 1 fair value generally are government and agency securities, equities listed in active markets and stock index futures.

     Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). The types of assets and liabilities carried at Level 2 fair value generally are domestic equity index swaps and short term securities with maturities of 60 days or less, including repurchase agreements.

     Level 3 -- significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

88




NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
--------------------------------------------------------------------------------


Transfers between investment Levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds' net assets as of April 30, 2011:

                                                   LEVEL 1         LEVEL 2         LEVEL 3
                                               INVESTMENTS     INVESTMENTS     INVESTMENTS
FUND                                         IN SECURITIES   IN SECURITIES   IN SECURITIES         TOTAL
----                                         -------------   -------------   -------------   -----------
ASSETS
Rydex Russell MidCap Equal Weight ETF......   $12,184,179         $--           $    --      $12,184,179
Rydex Russell 1000(R) Equal Weight ETF.....    10,356,347          --                --       10,356,347
Rydex Russell 2000(R) Equal Weight ETF.....    15,522,287          67                --       15,522,354
Rydex MSCI EAFE Equal Weight ETF...........    26,656,802          --                --       26,656,802
Rydex MSCI Emerging Markets Equal Weight
  ETF......................................    21,122,134          --            31,493       21,153,627
Rydex MSCI ACWI Equal Weight ETF...........     6,467,030          --                --        6,467,030


The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the six months ended April 30, 2011:

LEVEL 3 -- Fair value measurement using significant unobservable inputs

                                                                   COMMON
                                                                    STOCK     TOTAL
                                                                  -------   -------
Rydex MSCI Emerging Markets Equal Weight ETF
Assets:
Beginning Balance...............................................  $    --   $    --
  Realized gains (losses) included in earnings..................       --        --
  Unrealized gains (losses) included in earnings................     (167)     (167)
  Purchases.....................................................   31,660    31,660
  Sales.........................................................       --        --
  Transfers in to Level 3.......................................       --        --
  Transfers out of Level 3......................................       --        --
                                                                  -------   -------
Ending Balance..................................................  $31,493   $31,493
                                                                  =======   =======



The Funds disclose information about transfers in and out of all Levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy. Purchases, sales, issuances and settlements are shown on a gross basis in a Level 3 roll forward rather than as one net number.

For the period ended April 30, 2011, there were no securities transferred between any levels.

G. DIVIDENDS AND DISTRIBUTIONS

Distributions of net investment income and net realized capital gains, if any, are declared at least annually and recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.

H. RISK AND UNCERTAINTIES

The Funds invest in various investments which are exposed to risk, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect amounts reported in the financial statements.

I. RISK DISCLOSURE

Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience the Funds expect the risk of loss to be remote.

                                                          SEMI-ANNUAL REPORT  89





NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
--------------------------------------------------------------------------------


3.  ADVISORY, ADMINISTRATION AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor determines the composition of the portfolio of securities that must be delivered in exchange for the issuance of Creation Units and periodically adjusts the composition of the portfolio of the Funds to conform to changes in the composition of the relevant index. For these services, the Advisor receives a management fee at the annual rate shown below of the average daily net assets of the Funds.

                                                                      ADVISORY FEE
                                                                      ------------
Rydex Russell MidCap Equal Weight ETF...............................      0.40%
Rydex Russell 1000(R) Equal Weight ETF..............................      0.40%
Rydex Russell 2000(R) Equal Weight ETF..............................      0.40%
Rydex MSCI EAFE Equal Weight ETF....................................      0.55%
Rydex MSCI Emerging Markets Equal Weight ETF........................      0.70%
Rydex MSCI ACWI Equal Weight ETF....................................      0.20%


The Advisor pays all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except: interest, taxes, distribution and trustee fees or expenses and extraordinary expenses.

Under an Administration Agreement, State Street Bank and Trust Company (the "Administrator") provides various administrative and accounting services for the maintenance and operations of the Funds. Under a Custodian Agreement with the Trust, the Administrator maintains cash, securities and other assets of the Trust and the Funds in separate accounts for each Fund, keeps all necessary accounts and records, and provides other services. The Administrator is required, upon the order of the Trust, to deliver securities held by the Custodian and to make payments for securities purchased by the Trust for the Funds. Pursuant to a Transfer Agency and Service Agreement with the Trust, the Administrator acts as a transfer agent for the Trust's authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. The Advisor compensates the Administrator directly for the foregoing services.

The Funds have adopted a Distribution Plan (the "Plan") that allows the Funds to pay distribution fees to Rydex Distributors, LLC, an affiliated entity, (the "Distributor") and other firms that provide distribution services ("Service Providers"). If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor will, in turn, pay the Service Provider out of its fees. No such fee is currently charged to the Funds.

4.  CAPITAL

At April 30, 2011, there were an unlimited number of no par value shares of beneficial interest authorized. There is a minimum transaction fee per transaction to those persons purchasing or redeeming Creation Units. An additional charge of up to three times the standard transaction fee may be imposed for purchases and redemptions effected outside the National Securities Clearing Corporation usual clearing process or for cash. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV of the Fund on the transaction date. Transaction fees are not charged to or paid by the Funds. The minimum transaction fees are:

                                                                            MINIMUM
                                                                    TRANSACTION FEE
                                                                    ---------------
Rydex Russell MidCap Equal Weight ETF.............................      $ 2,000
Rydex Russell 1000(R) Equal Weight ETF............................        2,500
Rydex Russell 2000(R) Equal Weight ETF............................        3,000
Rydex MSCI EAFE Equal Weight ETF..................................       12,000
Rydex MSCI Emerging Markets Equal Weight ETF......................        6,000
Rydex MSCI ACWI Equal Weight ETF..................................        2,000

90




NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)
--------------------------------------------------------------------------------


5.  INVESTMENT TRANSACTIONS

For the period ended April 30, 2011, the Funds had investment transactions in-kind associated with subscriptions and redemptions as follows:

                                                             SUBSCRIPTIONS   REDEMPTIONS
                                                             -------------   -----------
Rydex Russell MidCap Equal Weight ETF......................   $10,930,285        $--
Rydex Russell 1000(R) Equal Weight ETF.....................     9,241,635         --
Rydex Russell 2000(R) Equal Weight ETF.....................    14,063,027         --
Rydex MSCI EAFE Equal Weight ETF...........................    24,804,865         --
Rydex MSCI Emerging Markets Equal Weight ETF...............    13,559,267         --
Rydex MSCI ACWI Equal Weight ETF...........................     6,049,252         --


Purchases and sales of investment securities (excluding short-term investments, U.S. government and government agency obligations) for the Funds were as follows:

                                                                PURCHASES        SALES
                                                               ----------   ----------
Rydex Russell MidCap Equal Weight ETF........................  $  977,194   $  969,492
Rydex Russell 1000(R) Equal Weight ETF.......................     823,648      849,361
Rydex Russell 2000(R) Equal Weight ETF.......................   1,644,095    1,695,209
Rydex MSCI EAFE Equal Weight ETF.............................     911,943    1,156,651
Rydex MSCI Emerging Markets Equal Weight ETF.................   8,908,117    2,676,094
Rydex MSCI ACWI Equal Weight ETF.............................     132,490      139,019


There were no purchases or sales of U.S. government or government agency obligations for the period ended April 30, 2011.

6. AFFILIATED TRANSACTIONS

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under Guggenheim Partners, LLC, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act. Transactions during the period ended April 30, 2011 in which the portfolio company is an "affiliated person" are as follows:

                                                   VALUE                               VALUE   REALIZED            INVESTMENT
                         SECURITY                 1/7/11    PURCHASES     SALES      4/30/11       GAIN   SHARES       INCOME
                         ----------------------   ------   ----------   -------   ----------   --------   ------   ----------
Rydex MSCI ACWI Equal    Rydex MSCI EAFE Equal
  Weight ETF..........   Weight ETF                 $--    $2,364,713   $50,396   $2,497,674    $2,536    54,906     $2,886
                         Rydex MSCI Emerging
                         Markets Equal Weight
                         ETF                         --     2,119,373        --    2,208,683        --    51,286         --


7.  NEW ACCOUNTING PRONOUNCEMENT

In May 2011, the Financial Accounting Standards Board issued an Accounting Standards Update (ASU 2011-4), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented in Note F. The new disclosures and clarifications of existing disclosures are generally effective during interim and annual periods beginning after December 15, 2011. Management is evaluating the impact of this update on its current disclosures.

                                                          SEMI-ANNUAL REPORT  91






SUPPLEMENTAL INFORMATION (Unaudited)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov. Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, 2010 is also available, without charge and upon request, by (i) calling 1-800-820-0888; or accessing the Trust's Form N-PX on the SEC's website at, http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES INFORMATION

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.

OFFICE LOCATIONS

The offices of Security Global Investors, LLC can be found in the following locations:

40 East 52nd Street
16th Floor
New York, NY 10022
(Headquarters)

Four Irvington Centre
805 King Farm Boulevard
Suite 600
Rockville, MD 20850

9401 Indian Creek Parkway
40 Corporate Woods
Suite 850
Overland Park, KS 66210

92




INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)
--------------------------------------------------------------------------------

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.

All Trustees and Officers may be reached c/o Rydex Investments, 805 King Farm Blvd., Suite 600, Rockville, MD 20850.

INDEPENDENT TRUSTEES


                                     LENGTH OF SERVICE
   NAME, POSITION AND                   AS TRUSTEE                   NUMBER OF FUNDS
     YEAR OF BIRTH                     (YEAR BEGAN)                     OVERSEEN
-----------------------  ----------------------------------------   ----------------
JOHN O. DEMARET                  Rydex Series Funds - 1997                 148
Trustee, Chairman of            Rydex Variable Trust - 1998
the                             Rydex Dynamic Funds - 1999
Board (1940)                      Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired

                                ---------------------

COREY A. COLEHOUR                Rydex Series Funds - 1993                 148
Trustee (1945)                  Rydex Variable Trust - 1998
                                Rydex Dynamic Funds - 1999
                                  Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2006 to present); Owner and
President of Schield Management Company, registered investment adviser (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield Management
Company, registered investment adviser (1985 to 2005)

                                ---------------------

J. KENNETH DALTON                Rydex Series Funds - 1995                 148
Trustee (1941)                  Rydex Variable Trust - 1998
                                Rydex Dynamic Funds - 1999
                                  Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Mortgage Banking Consultant and
Investor, The Dalton Group

                                ---------------------

WERNER E. KELLER                 Rydex Series Funds - 2005                 148
Trustee (1940)                  Rydex Variable Trust - 2005
                                Rydex Dynamic Funds - 2005
                                  Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2001 to present); Chairman,
Centurion Capital Management
(1991 to 2001)

                                ---------------------

THOMAS F. LYDON, JR.             Rydex Series Funds - 2005                 148
Trustee (1960)                  Rydex Variable Trust - 2005
                                Rydex Dynamic Funds - 2005
                                  Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: President, Global Trends Investments

                                ---------------------

PATRICK T. MCCARVILLE            Rydex Series Funds - 1997                 148
Trustee (1942)                  Rydex Variable Trust - 1998
                                Rydex Dynamic Funds - 1999
                                  Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Founder and Chief Executive Officer,
Par Industries, Inc.

                                ---------------------

ROGER SOMERS                     Rydex Series Funds - 1993                 148
Trustee (1944)                  Rydex Variable Trust - 1998
                                Rydex Dynamic Funds - 1999
                                  Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Owner, Arrow Limousine

------------------------------------------------------------------------------------

                                                          SEMI-ANNUAL REPORT  93





INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)
--------------------------------------------------------------------------------

EXECUTIVE OFFICERS


            NAME, POSITION AND               PRINCIPAL OCCUPATIONS DURING PAST FIVE
              YEAR OF BIRTH                                  YEARS
-----------------------------------------  -----------------------------------------
RICHARD M. GOLDMAN*                        President of Rydex Series Funds, Rydex
President (1961)                           Variable Trust, Rydex Dynamic Funds and
                                           Rydex ETF Trust (2009 to present); Chief
                                           Executive Officer and Director of Rydex
                                           Investments (2009 to present); President,
                                           Chief Executive Officer and Director of
                                           Rydex Distributors, Inc. (2009 to
                                           present); President and Chief Executive
                                           Officer of Rydex Holdings, LLC (2009 to
                                           present); Senior Vice President of
                                           Security Benefit Corp. (2007 to present);
                                           Director of First Security Benefit Life
                                           and Annuity Insurance Company of New York
                                           (2007 to present); Director of Security
                                           Distributors, Inc. (2007 to present);
                                           President of Security Investors, LLC
                                           (2007 to present); Manager and President
                                           of Security Global Investors, LLC (2007
                                           to present); Managing Member of R.M.
                                           Goldman Partners, LLC (2006 to 2007)

MICHAEL P. BYRUM*                          Vice President of Rydex Series Funds
Vice President (1970)                      (1997 to present); Vice President of
                                           Rydex Variable Trust (1998 to present);
                                           Vice President of Rydex Dynamic Funds
                                           (1999 to present); President of Rydex
                                           Investments (2004 to present); Chief
                                           Investment Officer of Rydex Investments
                                           (2006 to present); Secretary of Rydex
                                           Investments (2002 to present); Director
                                           of Rydex Investments (2008 to present);
                                           Chief Investment Officer of Rydex
                                           Holdings, LLC (2008 to present); Vice
                                           President of Rydex Distributors, Inc.
                                           (2009 to present); Manager of Rydex
                                           Specialized Products, LLC (2005 to
                                           present); Secretary of Rydex Specialized
                                           Products, LLC (2005 to 2008); Trustee of
                                           Rydex Series Funds, Rydex Variable Trust
                                           and Rydex Dynamic Funds (2005 to 2009);
                                           Vice President of Rydex ETF Trust (2002
                                           to present); President and Trustee of
                                           Rydex Capital Partners SPhinX Fund (2003
                                           to 2007)

NIKOLAOS BONOS*                            Vice President and Treasurer of Rydex
Vice President and Treasurer (1963)        Series Funds, Rydex Variable Trust, Rydex
                                           Dynamic Funds and Rydex ETF Trust (2003
                                           to present); Senior Vice President of
                                           Rydex Investments (2006 to present);
                                           Chief Executive Officer of Rydex
                                           Specialized Products, LLC (2009 to
                                           present); Chief Financial Officer of
                                           Rydex Specialized Products, LLC (2005 to
                                           2009); Vice President and Treasurer of
                                           Rydex Capital Partners SPhinX Fund (2003
                                           to 2006)

JOANNA M. HAIGNEY*                         Chief Compliance Officer of Rydex Series
Chief Compliance Officer and Secretary     Funds, Rydex Variable Trust, and Rydex
(1966)                                     Dynamic Funds (2004 to present);
                                           Secretary of Rydex Series Funds, Rydex
                                           Variable Trust, Rydex Dynamic Funds (2000
                                           to present); Secretary of Rydex ETF Trust
                                           (2002 to present); Chief Compliance
                                           Officer of Rydex Investments (2005 to
                                           present) Vice President of Compliance of
                                           Rydex Investments (2006 to present);
                                           Director of Rydex Distributors, Inc.
                                           (2009 to present); Secretary of Rydex
                                           Capital Partners SPhinX Fund (2003 to
                                           2006)

KEITH FLETCHER*                            Vice President of Rydex Series Funds,
Vice President (1958)                      Rydex Variable Trust, Rydex Dynamic Funds
                                           and Rydex ETF Trust (2009 to present);
                                           Vice President of Rydex Investments (2009
                                           to present); Vice President of Rydex
                                           Specialized Products, LLC (2009 to
                                           present); Vice President and Director of
                                           Rydex Distributors, Inc. (2009 to
                                           present); Vice President of Security
                                           Global Investors, LLC (2009 to present)


94




INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)
--------------------------------------------------------------------------------

EXECUTIVE OFFICERS (concluded)


            NAME, POSITION AND               PRINCIPAL OCCUPATIONS DURING PAST FIVE
              YEAR OF BIRTH                                  YEARS
-----------------------------------------  -----------------------------------------
AMY LEE*                                   Vice President and Assistant Secretary of
Vice President and Assistant Secretary     Rydex Series Funds, Rydex Variable Trust,
(1960)                                     Rydex Dynamic Funds and Rydex ETF Trust
                                           (2009 to present); Secretary of Rydex
                                           Distributors, Inc. (2008 to present);
                                           Chief Compliance Officer of Rydex
                                           Distributors, Inc. (2008 to 2009); Vice
                                           President, Associate General Counsel and
                                           Assistant Secretary of Security Benefit
                                           Corp. (2005 to present); Vice President,
                                           Associate General Counsel and Assistant
                                           Secretary of Security Benefit Life
                                           Insurance Co. (2004 to present);
                                           Assistant General Counsel of First
                                           Security Benefit Life and Annuity Company
                                           of New York (2004 to present); Chief
                                           Compliance Officer and Secretary of
                                           Security Distributors, Inc. (2004 to
                                           present); Secretary of Security Global
                                           Investors, Inc. (2007 to present);

JOSEPH ARRUDA*                             Assistant Treasurer of Rydex Series
Assistant Treasurer (1966)                 Funds, Rydex Variable Trust, Rydex
                                           Dynamic Funds and Rydex ETF Trust (2006
                                           to present); Senior Vice President of
                                           Rydex Investments (2008 to present); Vice
                                           President of Rydex Investments (2004 to
                                           2008); Manager and Chief Financial
                                           Officer of Rydex Specialized Products,
                                           LLC (2009 to present)


* Officers of the Funds are deemed to be "interested persons" of the Trust, within the meaning of Section 2(a) (19) of the 1940 Act, inasmuch as this person is affiliated with Rydex Investments.

(RYDEX SGI LOGO)

9601 BLACKWELL ROAD
SUITE 500
ROCKVILLE, MD 20850
800.820.0888
WWW.RYDEX-SGI.COM


ETF4-SEMI-0411X1011

ITEM 2. CODE OF ETHICS.

Not applicable for a semiannual reporting period.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for a semiannual reporting period.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for a semiannual reporting period.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for a semiannual reporting period.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b) A certification by the registrant's President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Rydex ETF Trust

By (Signature and Title)*  /s/ Richard Goldman
                           ---------------------------------------------
                           Richard Goldman, President

Date July 8, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Richard Goldman
                           ---------------------------------------------
                           Richard Goldman, President

Date July 8, 2011

By (Signature and Title)*  /s/ Nikolaos Bonos
                           ---------------------------------------------
                           Nikolaos Bonos, Vice President and Treasurer

Date July 8, 2011

----------
* Print the name and title of each signing officer under his or her signature.